                            THE RYDEX VARIABLE TRUST

                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2001

                                               U.S. GOVERNMENT MONEY MARKET FUND
                                                                       NOVA FUND
                                                                       URSA FUND
                                                                        OTC FUND
                                                                     ARKTOS FUND
                                                                  TITAN 500 FUND
                                                               VELOCITY 100 FUND
                                                                     MEDIUS FUND
                                                                     MEKROS FUND
                                                       U.S. GOVERNMENT BOND FUND
                                                           LARGE-CAP EUROPE FUND
                                                            LARGE-CAP JAPAN FUND
                                                                    BANKING FUND
                                                            BASIC MATERIALS FUND
                                                              BIOTECHNOLOGY FUND
                                                          CONSUMER PRODUCTS FUND
                                                                ELECTRONICS FUND
                                                                     ENERGY FUND
                                                            ENERGY SERVICES FUND
                                                         FINANCIAL SERVICES FUND
                                                                HEALTH CARE FUND
                                                                   INTERNET FUND
                                                                    LEISURE FUND
                                                            PRECIOUS METALS FUND
                                                                REAL ESTATE FUND
                                                                  RETAILING FUND
                                                                 TECHNOLOGY FUND
                                                         TELECOMMUNICATIONS FUND
                                                             TRANSPORTATION FUND
                                                                  UTILITIES FUND

[RYDEX FUNDS LOGO]
THE INDEX ALTERNATIVE (R)

TABLE OF CONTENTS

LETTER FROM THE CHAIRMAN                                                 2

PERFORMANCE REPORTS                                                      3

SCHEDULES OF INVESTMENTS                                                32

STATEMENTS OF ASSETS AND LIABILITIES                                    84

STATEMENTS OF OPERATIONS                                                90

STATEMENTS OF CHANGES IN NET ASSETS                                     96

FINANCIAL HIGHLIGHTS                                                   106

NOTES TO FINANCIAL STATEMENTS                                          128

DEAR SHAREHOLDERS,

The year 2001 was a tough one for many investors. The U.S. economy entered a recession--which is generally defined as at least two quarters of declining gross national product--as of March 2001. The already struggling economy was hit hard by the September 11 terrorist attacks, but the market recovered significantly from the post September 11 sell-off.

For the third year in a row, small-caps (as reflected by the Russell 2000(R) Index) outperformed large-caps. Of the three broad indices, the Russell 2000 was the only one to finish in positive territory for the year: it ended the year up 1.03% while the S&P Midcap 400 Index(TM) was down 1.64% and the large-cap S&P 500(R) Index was down 13.04%. From September 12 through December 31, however, all three of the indices have posted significant gains: The Russell 2000 was up 28.9%, the S&P Midcap 400 was up 25.7% and The S&P 500 was up 18.8%. This sharp rebound can be attributed in large part to 11 Fed fund rate cuts in 2001, lowering short-term rates from 6.50% to 1.75%. Also, the Bush administration's strong management of the terrorist crisis along with the lack of any more attacks in the U.S. allowed both investor and consumer confidence to recover quickly from their September lows. Tax cuts and the Fed's aggressive easing have led many analysts to anticipate an earnings recovery in the equity markets during 2002.

The economic data released in late 2001 showed signs of improvement. The U.S. Index of Leading Economic Indicators has swung back into positive territory with some of the highest levels since 1998. Home sales continue to remain strong, while unemployment is slowing. These factors drove a rally in the fourth quarter of 2001, and have led the market to anticipate a recovery in 2002.

Sincerely,

/s/ Albert P. Viragh, Jr.

Albert P. ("Skip") Viragh, Jr
Chairman of the Board

NOVA FUND

OBJECTIVE: Seeks to provide investment returns that correspond to 150% of the daily price movement of the S&P 500 Index.

Inception: May 7, 1997

For the third year in a row, small-caps outperformed large-caps. Though the S&P 500 Index was down 13.04% for the year, it was up 18.8% from September 12 through December 31. In part, this was due to the 11 Fed fund rate cuts in 2001. Though consumer confidence fell in the wake of the September 11 attacks, it quickly recovered. While the S&P 500 Index returned -13.04% for the year, the Nova Fund returned -23.58%.

[CHART OF CUMULATIVE FUND PERFORMANCE: MAY 7, 1997 - DECEMBER 31, 2001]

            NOVA FUND   S&P 500 INDEX
            ---------   -------------
  5/7/97      $10,000         $10,000
  5/8/97      $10,060         $10,057
  5/9/97      $10,150         $10,113
 5/10/97      $10,150         $10,113
 5/11/97      $10,150         $10,113
 5/12/97      $10,350         $10,271
 5/13/97      $10,290         $10,215
 5/14/97      $10,320         $10,269
 5/15/97      $10,390         $10,322
 5/16/97      $10,220         $10,174
 5/17/97      $10,220         $10,174
 5/18/97      $10,220         $10,174
 5/19/97      $10,260         $10,217
 5/20/97      $10,400         $10,320
 5/21/97      $10,370         $10,291
 5/22/97      $10,320         $10,246
 5/23/97      $10,450         $10,385
 5/24/97      $10,450         $10,385
 5/25/97      $10,450         $10,385
 5/26/97      $10,450         $10,385
 5/27/97      $10,510         $10,418
 5/28/97      $10,490         $10,388
 5/29/97      $10,410         $10,349
 5/30/97      $10,500         $10,401
 5/31/97      $10,500         $10,401
  6/1/97      $10,500         $10,401
  6/2/97      $10,430         $10,377
  6/3/97      $10,380         $10,366
  6/4/97      $10,350         $10,301
  6/5/97      $10,410         $10,341
  6/6/97      $10,690         $10,520
  6/7/97      $10,690         $10,520
  6/8/97      $10,690         $10,520
  6/9/97      $10,750         $10,580
 6/10/97      $10,790         $10,609
 6/11/97      $10,820         $10,662
 6/12/97      $11,080         $10,832
 6/13/97      $11,210         $10,952
 6/14/97      $11,210         $10,952
 6/15/97      $11,210         $10,952
 6/16/97      $11,220         $10,960
 6/17/97      $11,210         $10,967
 6/18/97      $11,140         $10,901
 6/19/97      $11,280         $11,010
 6/20/97      $11,200         $11,019
 6/21/97      $11,200         $11,019
 6/22/97      $11,200         $11,019
 6/23/97      $10,820         $10,773
 6/24/97      $11,220         $10,990
 6/25/97      $11,080         $10,900
 6/26/97      $11,030         $10,835
 6/27/97      $11,090         $10,879
 6/28/97      $11,090         $10,879
 6/29/97      $11,090         $10,879
 6/30/97      $10,970         $10,853
  7/1/97      $11,160         $10,925
  7/2/97      $11,420         $11,084
  7/3/97      $11,640         $11,242
  7/4/97      $11,640         $11,242
  7/5/97      $11,640         $11,242
  7/6/97      $11,640         $11,242
  7/7/97      $11,520         $11,184
  7/8/97      $11,640         $11,265
  7/9/97      $11,470         $11,127
 7/10/97      $11,530         $11,204
 7/11/97      $11,580         $11,239
 7/12/97      $11,580         $11,239
 7/13/97      $11,580         $11,239
 7/14/97      $11,630         $11,260
 7/15/97      $11,710         $11,351
 7/16/97      $11,900         $11,484
 7/17/97      $11,820         $11,422
 7/18/97      $11,430         $11,222
 7/19/97      $11,430         $11,222
 7/20/97      $11,430         $11,222
 7/21/97      $11,460         $11,194
 7/22/97      $11,900         $11,452
 7/23/97      $11,880         $11,483
 7/24/97      $11,950         $11,529
 7/25/97      $11,950         $11,511
 7/26/97      $11,950         $11,511
 7/27/97      $11,950         $11,511
 7/28/97      $11,920         $11,482
 7/29/97      $11,980         $11,553
 7/30/97      $12,160         $11,676
 7/31/97      $12,180         $11,701
  8/1/97      $12,100         $11,613
  8/2/97      $12,100         $11,613
  8/3/97      $12,100         $11,613
  8/4/97      $12,140         $11,652
  8/5/97      $12,160         $11,677
  8/6/97      $12,270         $11,774
  8/7/97      $12,160         $11,663
  8/8/97      $11,790         $11,446
  8/9/97      $11,790         $11,446
 8/10/97      $11,790         $11,446
 8/11/97      $11,920         $11,489
 8/12/97      $11,670         $11,360
 8/13/97      $11,650         $11,305
 8/14/97      $11,670         $11,339
 8/15/97      $11,200         $11,045
 8/16/97      $11,200         $11,045
 8/17/97      $11,200         $11,045
 8/18/97      $11,530         $11,188
 8/19/97      $11,720         $11,354
 8/20/97      $11,960         $11,517
 8/21/97      $11,650         $11,342
 8/22/97      $11,640         $11,324
 8/23/97      $11,640         $11,324
 8/24/97      $11,640         $11,324
 8/25/97      $11,600         $11,282
 8/26/97      $11,330         $11,195
 8/27/97      $11,450         $11,203
 8/28/97      $11,200         $11,080
 8/29/97      $11,250         $11,028
 8/30/97      $11,250         $11,028
 8/31/97      $11,250         $11,028
  9/1/97      $11,250         $11,028
  9/2/97      $11,770         $11,373
  9/3/97      $11,680         $11,376
  9/4/97      $11,760         $11,413
  9/5/97      $11,720         $11,391
  9/6/97      $11,720         $11,391
  9/7/97      $11,720         $11,391
  9/8/97      $11,750         $11,417
  9/9/97      $11,780         $11,447
 9/10/97      $11,470         $11,268
 9/11/97      $11,360         $11,189
 9/12/97      $11,620         $11,328
 9/13/97      $11,620         $11,328
 9/14/97      $11,620         $11,328
 9/15/97      $11,570         $11,277
 9/16/97      $11,960         $11,594
 9/17/97      $11,960         $11,562
 9/18/97      $12,010         $11,615
 9/19/97      $11,990         $11,654
 9/20/97      $11,990         $11,654
 9/21/97      $11,990         $11,654
 9/22/97      $12,140         $11,715
 9/23/97      $12,060         $11,672
 9/24/97      $11,940         $11,580
 9/25/97      $11,810         $11,500
 9/26/97      $11,930         $11,589
 9/27/97      $11,930         $11,589
 9/28/97      $11,930         $11,589
 9/29/97      $12,090         $11,689
 9/30/97      $11,950         $11,615
 10/1/97      $12,110         $11,714
 10/2/97      $12,200         $11,776
 10/3/97      $12,290         $11,832
 10/4/97      $12,290         $11,832
 10/5/97      $12,290         $11,832
 10/6/97      $12,410         $11,926
 10/7/97      $12,550         $12,054
 10/8/97      $12,420         $11,940
 10/9/97      $12,360         $11,901
10/10/97      $12,330         $11,856
10/11/97      $12,330         $11,856
10/12/97      $12,330         $11,856
10/13/97      $12,320         $11,870
10/14/97      $12,340         $11,897
10/15/97      $12,280         $11,841
10/16/97      $12,060         $11,712
10/17/97      $11,890         $11,576
10/18/97      $11,890         $11,576
10/19/97      $11,890         $11,576
10/20/97      $12,090         $11,717
10/21/97      $12,390         $11,921
10/22/97      $12,300         $11,875
10/23/97      $11,990         $11,656
10/24/97      $11,830         $11,545
10/25/97      $11,830         $11,545
10/26/97      $11,830         $11,545
10/27/97      $10,730         $10,753
10/28/97      $11,550         $11,295
10/29/97      $11,570         $11,270
10/30/97      $11,200         $11,080
10/31/97      $11,500         $11,214
 11/1/97      $11,500         $11,214
 11/2/97      $11,500         $11,214
 11/3/97      $11,840         $11,513
 11/4/97      $11,780         $11,535
 11/5/97      $11,850         $11,559
 11/6/97      $11,780         $11,501
 11/7/97      $11,620         $11,372
 11/8/97      $11,620         $11,372
 11/9/97      $11,620         $11,372
11/10/97      $11,540         $11,294
11/11/97      $11,540         $11,326
11/12/97      $11,260         $11,108
11/13/97      $11,430         $11,239
11/14/97      $11,630         $11,382
11/15/97      $11,630         $11,382
11/16/97      $11,630         $11,382
11/17/97      $11,910         $11,601
11/18/97      $11,800         $11,504
11/19/97      $11,880         $11,582
11/20/97      $12,110         $11,758
11/21/97      $12,220         $11,808
11/22/97      $12,220         $11,808
11/23/97      $12,220         $11,808
11/24/97      $11,930         $11,607
11/25/97      $11,950         $11,658
11/26/97      $12,000         $11,668
11/27/97      $12,000         $11,668
11/28/97      $12,010         $11,714
11/29/97      $12,010         $11,714
11/30/97      $12,010         $11,714
 12/1/97      $12,390         $11,952
 12/2/97      $12,320         $11,914
 12/3/97      $12,360         $11,976
 12/4/97      $12,350         $11,931
 12/5/97      $12,500         $12,062
 12/6/97      $12,500         $12,062
 12/7/97      $12,500         $12,062
 12/8/97      $12,460         $12,045
 12/9/97      $12,360         $11,964
12/10/97      $12,230         $11,891
12/11/97      $11,990         $11,709
12/12/97      $11,990         $11,690
12/13/97      $11,990         $11,690
12/14/97      $11,990         $11,690
12/15/97      $12,120         $11,812
12/16/97      $12,210         $11,869
12/17/97      $12,130         $11,838
12/18/97      $11,960         $11,713
12/19/97      $11,850         $11,608
12/20/97      $11,850         $11,608
12/21/97      $11,850         $11,608
12/22/97      $11,940         $11,693
12/23/97      $11,680         $11,515
12/24/97      $11,630         $11,436
12/25/97      $11,630         $11,436
12/26/97      $11,680         $11,482
12/27/97      $11,680         $11,482
12/28/97      $11,680         $11,482
12/29/97      $12,000         $11,689
12/30/97      $12,210         $11,903
12/31/97      $12,210         $11,898
  1/1/98      $12,210         $11,898
  1/2/98      $12,290         $11,954
  1/3/98      $12,290         $11,954
  1/4/98      $12,290         $11,954
  1/5/98      $12,330         $11,980
  1/6/98      $12,070         $11,851
  1/7/98      $12,120         $11,820
  1/8/98      $11,910         $11,722
  1/9/98      $11,410         $11,374
 1/10/98      $11,410         $11,374
 1/11/98      $11,410         $11,374
 1/12/98      $11,670         $11,516
 1/13/98      $11,890         $11,674
 1/14/98      $11,950         $11,745
 1/15/98      $11,820         $11,657
 1/16/98      $12,030         $11,789
 1/17/98      $12,030         $11,789
 1/18/98      $12,030         $11,789
 1/19/98      $12,030         $11,789
 1/20/98      $12,300         $11,999
 1/21/98      $12,140         $11,903
 1/22/98      $12,000         $11,808
 1/23/98      $11,960         $11,741
 1/24/98      $11,960         $11,741
 1/25/98      $11,960         $11,741
 1/26/98      $11,950         $11,733
 1/27/98      $12,120         $11,881
 1/28/98      $12,250         $11,985
 1/29/98      $12,330         $12,083
 1/30/98      $12,340         $12,019
 1/31/98      $12,340         $12,019
  2/1/98      $12,340         $12,019
  2/2/98      $12,610         $12,277
  2/3/98      $12,710         $12,334
  2/4/98      $12,690         $12,346
  2/5/98      $12,690         $12,304
  2/6/98      $12,840         $12,414
  2/7/98      $12,840         $12,414
  2/8/98      $12,840         $12,414
  2/9/98      $12,780         $12,393
 2/10/98      $12,940         $12,494
 2/11/98      $12,930         $12,506
 2/12/98      $12,980         $12,557
 2/13/98      $12,910         $12,507
 2/14/98      $12,910         $12,507
 2/15/98      $12,910         $12,507
 2/16/98      $12,910         $12,507
 2/17/98      $12,990         $12,540
 2/18/98      $13,120         $12,654
 2/19/98      $13,050         $12,608
 2/20/98      $13,160         $12,680
 2/21/98      $13,160         $12,680
 2/22/98      $13,160         $12,680
 2/23/98      $13,220         $12,729
 2/24/98      $13,100         $12,636
 2/25/98      $13,290         $12,787
 2/26/98      $13,400         $12,858
 2/27/98      $13,380         $12,866
 2/28/98      $13,380         $12,866
  3/1/98      $13,380         $12,866
  3/2/98      $13,370         $12,846
  3/3/98      $13,470         $12,899
  3/4/98      $13,340         $12,841
  3/5/98      $13,190         $12,691
  3/6/98      $13,500         $12,944
  3/7/98      $13,500         $12,944
  3/8/98      $13,500         $12,944
  3/9/98      $13,440         $12,902
 3/10/98      $13,620         $13,049
 3/11/98      $13,680         $13,101
 3/12/98      $13,750         $13,118
 3/13/98      $13,700         $13,102
 3/14/98      $13,700         $13,102
 3/15/98      $13,700         $13,102
 3/16/98      $13,870         $13,233
 3/17/98      $13,920         $13,247
 3/18/98      $13,970         $13,310
 3/19/98      $14,040         $13,361
 3/20/98      $14,190         $13,477
 3/21/98      $14,190         $13,477
 3/22/98      $14,190         $13,477
 3/23/98      $14,140         $13,433
 3/24/98      $14,280         $13,556
 3/25/98      $14,230         $13,511
 3/26/98      $14,180         $13,497
 3/27/98      $14,130         $13,431
 3/28/98      $14,130         $13,431
 3/29/98      $14,130         $13,431
 3/30/98      $14,100         $13,408
 3/31/98      $14,190         $13,509
  4/1/98      $14,310         $13,587
  4/2/98      $14,510         $13,732
  4/3/98      $14,580         $13,765
  4/4/98      $14,580         $13,765
  4/5/98      $14,580         $13,765
  4/6/98      $14,450         $13,749
  4/7/98      $14,320         $13,604
  4/8/98      $14,200         $13,507
  4/9/98      $14,340         $13,618
 4/10/98      $14,340         $13,618
 4/11/98      $14,340         $13,618
 4/12/98      $14,340         $13,618
 4/13/98      $14,300         $13,606
 4/14/98      $14,430         $13,680
 4/15/98      $14,480         $13,724
 4/16/98      $14,270         $13,587
 4/17/98      $14,520         $13,766
 4/18/98      $14,520         $13,766
 4/19/98      $14,520         $13,766
 4/20/98      $14,490         $13,777
 4/21/98      $14,600         $13,810
 4/22/98      $14,620         $13,855
 4/23/98      $14,450         $13,727
 4/24/98      $14,230         $13,584
 4/25/98      $14,230         $13,584
 4/26/98      $14,230         $13,584
 4/27/98      $13,920         $13,322
 4/28/98      $13,880         $13,305
 4/29/98      $13,970         $13,421
 4/30/98      $14,330         $13,631
  5/1/98      $14,530         $13,745
  5/2/98      $14,530         $13,745
  5/3/98      $14,530         $13,745
  5/4/98      $14,500         $13,758
  5/5/98      $14,340         $13,679
  5/6/98      $14,080         $13,547
  5/7/98      $13,900         $13,428
  5/8/98      $14,240         $13,587
  5/9/98      $14,240         $13,587
 5/10/98      $14,240         $13,587
 5/11/98      $14,180         $13,569
 5/12/98      $14,370         $13,681
 5/13/98      $14,410         $13,718
 5/14/98      $14,320         $13,700
 5/15/98      $14,190         $13,594
 5/16/98      $14,190         $13,594
 5/17/98      $14,190         $13,594
 5/18/98      $14,120         $13,558
 5/19/98      $14,260         $13,604
 5/20/98      $14,440         $13,721
 5/21/98      $14,320         $13,667
 5/22/98      $14,230         $13,615
 5/23/98      $14,230         $13,615
 5/24/98      $14,230         $13,615
 5/25/98      $14,230         $13,615
 5/26/98      $13,820         $13,414
 5/27/98      $13,900         $13,392
 5/28/98      $13,980         $13,458
 5/29/98      $13,780         $13,375
 5/30/98      $13,780         $13,375
 5/31/98      $13,780         $13,375
  6/1/98      $13,860         $13,377
  6/2/98      $13,870         $13,402
  6/3/98      $13,530         $13,275
  6/4/98      $13,910         $13,424
  6/5/98      $14,300         $13,657
  6/6/98      $14,300         $13,657
  6/7/98      $14,300         $13,657
  6/8/98      $14,280         $13,680
  6/9/98      $14,330         $13,713
 6/10/98      $14,210         $13,638
 6/11/98      $13,790         $13,421
 6/12/98      $13,970         $13,473
 6/13/98      $13,970         $13,473
 6/14/98      $13,970         $13,473
 6/15/98      $13,420         $13,205
 6/16/98      $13,700         $13,335
 6/17/98      $14,140         $13,574
 6/18/98      $14,070         $13,565
 6/19/98      $13,950         $13,495
 6/20/98      $13,950         $13,495
 6/21/98      $13,950         $13,495
 6/22/98      $14,040         $13,527
 6/23/98      $14,300         $13,726
 6/24/98      $14,610         $13,890
 6/25/98      $14,570         $13,846
 6/26/98      $14,660         $13,894
 6/27/98      $14,660         $13,894
 6/28/98      $14,660         $13,894
 6/29/98      $14,740         $13,959
 6/30/98      $14,570         $13,902
  7/1/98      $14,840         $14,082
  7/2/98      $14,870         $14,056
  7/3/98      $14,870         $14,056
  7/4/98      $14,870         $14,056
  7/5/98      $14,870         $14,056
  7/6/98      $15,100         $14,190
  7/7/98      $15,060         $14,157
  7/8/98      $15,210         $14,301
  7/9/98      $15,060         $14,205
 7/10/98      $15,170         $14,276
 7/11/98      $15,170         $14,276
 7/12/98      $15,170         $14,276
 7/13/98      $15,200         $14,286
 7/14/98      $15,440         $14,438
 7/15/98      $15,390         $14,404
 7/16/98      $15,550         $14,517
 7/17/98      $15,600         $14,551
 7/18/98      $15,600         $14,551
 7/19/98      $15,600         $14,551
 7/20/98      $15,600         $14,518
 7/21/98      $15,180         $14,285
 7/22/98      $15,160         $14,273
 7/23/98      $14,660         $13,974
 7/24/98      $14,680         $13,987
 7/25/98      $14,680         $13,987
 7/26/98      $14,680         $13,987
 7/27/98      $14,790         $14,067
 7/28/98      $14,430         $13,858
 7/29/98      $14,310         $13,796
 7/30/98      $14,650         $14,013
 7/31/98      $14,200         $13,741
  8/1/98      $14,200         $13,741
  8/2/98      $14,200         $13,741
  8/3/98      $14,090         $13,640
  8/4/98      $13,250         $13,145
  8/5/98      $13,530         $13,259
  8/6/98      $13,620         $13,360
  8/7/98      $13,650         $13,358
  8/8/98      $13,650         $13,358
  8/9/98      $13,650         $13,358
 8/10/98      $13,530         $13,280
 8/11/98      $13,200         $13,107
 8/12/98      $13,570         $13,294
 8/13/98      $13,270         $13,179
 8/14/98      $13,030         $13,030
 8/15/98      $13,030         $13,030
 8/16/98      $13,030         $13,030
 8/17/98      $13,450         $13,287
 8/18/98      $13,850         $13,502
 8/19/98      $13,770         $13,463
 8/20/98      $13,610         $13,384
 8/21/98      $13,460         $13,256
 8/22/98      $13,460         $13,256
 8/23/98      $13,460         $13,256
 8/24/98      $13,580         $13,342
 8/25/98      $13,610         $13,400
 8/26/98      $13,480         $13,293
 8/27/98      $12,490         $12,783
 8/28/98      $12,440         $12,595
 8/29/98      $12,440         $12,595
 8/30/98      $12,440         $12,595
 8/31/98      $11,000         $11,740
  9/1/98      $11,790         $12,190
  9/2/98      $11,640         $12,144
  9/3/98      $11,520         $12,043
  9/4/98      $11,370         $11,941
  9/5/98      $11,370         $11,941
  9/6/98      $11,370         $11,941
  9/7/98      $11,370         $11,941
  9/8/98      $12,270         $12,549
  9/9/98      $11,870         $12,337
 9/10/98      $11,260         $12,018
 9/11/98      $12,040         $12,372
 9/12/98      $12,040         $12,372
 9/13/98      $12,040         $12,372
 9/14/98      $12,350         $12,625
 9/15/98      $12,470         $12,723
 9/16/98      $12,670         $12,819
 9/17/98      $12,150         $12,492
 9/18/98      $12,180         $12,507
 9/19/98      $12,180         $12,507
 9/20/98      $12,180         $12,507
 9/21/98      $12,170         $12,554
 9/22/98      $12,330         $12,626
 9/23/98      $13,020         $13,071
 9/24/98      $12,580         $12,785
 9/25/98      $12,520         $12,810
 9/26/98      $12,520         $12,810
 9/27/98      $12,520         $12,810
 9/28/98      $12,750         $12,858
 9/29/98      $12,640         $12,862
 9/30/98      $12,070         $12,470
 10/1/98      $11,520         $12,094
 10/2/98      $11,850         $12,293
 10/3/98      $11,850         $12,293
 10/4/98      $11,850         $12,293
 10/5/98      $11,500         $12,121
 10/6/98      $11,510         $12,072
 10/7/98      $11,240         $11,902
 10/8/98      $11,070         $11,764
 10/9/98      $11,450         $12,069
10/10/98      $11,450         $12,069
10/11/98      $11,450         $12,069
10/12/98      $11,690         $12,233
10/13/98      $11,650         $12,197
10/14/98      $11,800         $12,329
10/15/98      $12,750         $12,843
10/16/98      $12,790         $12,953
10/17/98      $12,790         $12,953
10/18/98      $12,790         $12,953
10/19/98      $12,840         $13,026
10/20/98      $12,930         $13,045
10/21/98      $12,900         $13,118
10/22/98      $13,150         $13,223
10/23/98      $12,920         $13,127
10/24/98      $12,920         $13,127
10/25/98      $12,920         $13,127
10/26/98      $13,040         $13,148
10/27/98      $12,930         $13,062
10/28/98      $12,860         $13,096
10/29/98      $13,320         $13,315
10/30/98      $13,480         $13,471
10/31/98      $13,480         $13,471
 11/1/98      $13,480         $13,471
 11/2/98      $13,770         $13,629
 11/3/98      $13,640         $13,620
 11/4/98      $13,840         $13,716
 11/5/98      $14,140         $13,900
 11/6/98      $14,270         $13,990
 11/7/98      $14,270         $13,990
 11/8/98      $14,270         $13,990
 11/9/98      $14,060         $13,857
11/10/98      $13,920         $13,834
11/11/98      $13,870         $13,744
11/12/98      $13,820         $13,704
11/13/98      $14,000         $13,802
11/14/98      $14,000         $13,802
11/15/98      $14,000         $13,802
11/16/98      $14,170         $13,927
11/17/98      $14,190         $13,969
11/18/98      $14,310         $14,032
11/19/98      $14,480         $14,132
11/20/98      $14,640         $14,266
11/21/98      $14,640         $14,266
11/22/98      $14,640         $14,266
11/23/98      $15,140         $14,569
11/24/98      $15,000         $14,505
11/25/98      $14,990         $14,552
11/26/98      $14,990         $14,552
11/27/98      $15,140         $14,619
11/28/98      $15,140         $14,619
11/29/98      $15,140         $14,619
11/30/98      $14,540         $14,267
 12/1/98      $14,770         $14,410
 12/2/98      $14,730         $14,361
 12/3/98      $14,360         $14,102
 12/4/98      $14,860         $14,428
 12/5/98      $14,860         $14,428
 12/6/98      $14,860         $14,428
 12/7/98      $15,000         $14,562
 12/8/98      $14,880         $14,485
 12/9/98      $14,930         $14,511
12/10/98      $14,590         $14,284
12/11/98      $14,540         $14,302
12/12/98      $14,540         $14,302
12/13/98      $14,540         $14,302
12/14/98      $14,040         $13,992
12/15/98      $14,530         $14,257
12/16/98      $14,520         $14,247
12/17/98      $14,850         $14,468
12/18/98      $14,950         $14,566
12/19/98      $14,950         $14,566
12/20/98      $14,950         $14,566
12/21/98      $15,280         $14,748
12/22/98      $15,310         $14,757
12/23/98      $15,830         $15,063
12/24/98      $15,770         $15,035
12/25/98      $15,770         $15,035
12/26/98      $15,770         $15,035
12/27/98      $15,770         $15,035
12/28/98      $15,660         $15,026
12/29/98      $16,060         $15,226
12/30/98      $15,820         $15,105
12/31/98      $15,880         $15,072
  1/1/99      $15,880         $15,072
  1/2/99      $15,880         $15,072
  1/3/99      $15,880         $15,072
  1/4/99      $15,800         $15,058
  1/5/99      $16,030         $15,262
  1/6/99      $16,550         $15,600
  1/7/99      $16,500         $15,568
  1/8/99      $16,680         $15,634
  1/9/99      $16,680         $15,634
 1/10/99      $16,680         $15,634
 1/11/99      $16,430         $15,496
 1/12/99      $15,980         $15,198
 1/13/99      $15,750         $15,135
 1/14/99      $15,360         $14,863
 1/15/99      $15,930         $15,244
 1/16/99      $15,930         $15,244
 1/17/99      $15,930         $15,244
 1/18/99      $15,930         $15,244
 1/19/99      $16,080         $15,337
 1/20/99      $16,290         $15,407
 1/21/99      $15,610         $15,144
 1/22/99      $15,630         $15,022
 1/23/99      $15,630         $15,022
 1/24/99      $15,630         $15,022
 1/25/99      $15,840         $15,130
 1/26/99      $16,260         $15,355
 1/27/99      $15,950         $15,243
 1/28/99      $16,270         $15,515
 1/29/99      $16,550         $15,690
 1/30/99      $16,550         $15,690
 1/31/99      $16,550         $15,690
  2/1/99      $16,410         $15,608
  2/2/99      $16,240         $15,473
  2/3/99      $16,500         $15,597
  2/4/99      $16,140         $15,308
  2/5/99      $15,810         $15,196
  2/6/99      $15,810         $15,196
  2/7/99      $15,810         $15,196
  2/8/99      $15,880         $15,250
  2/9/99      $15,350         $14,911
 2/10/99      $15,470         $15,002
 2/11/99      $16,170         $15,376
 2/12/99      $15,740         $15,083
 2/13/99      $15,740         $15,083
 2/14/99      $15,740         $15,083
 2/15/99      $15,740         $15,083
 2/16/99      $15,790         $15,227
 2/17/99      $15,560         $15,008
 2/18/99      $15,730         $15,170
 2/19/99      $15,830         $15,194
 2/20/99      $15,830         $15,194
 2/21/99      $15,830         $15,194
 2/22/99      $16,420         $15,598
 2/23/99      $16,440         $15,586
 2/24/99      $16,010         $15,368
 2/25/99      $15,780         $15,265
 2/26/99      $15,660         $15,183
 2/27/99      $15,660         $15,183
 2/28/99      $15,660         $15,183
  3/1/99      $15,730         $15,157
  3/2/99      $15,550         $15,026
  3/3/99      $15,640         $15,053
  3/4/99      $15,940         $15,285
  3/5/99      $16,510         $15,639
  3/6/99      $16,510         $15,639
  3/7/99      $16,510         $15,639
  3/8/99      $16,610         $15,728
  3/9/99      $16,540         $15,692
 3/10/99      $16,720         $15,778
 3/11/99      $17,020         $15,911
 3/12/99      $16,770         $15,873
 3/13/99      $16,770         $15,873
 3/14/99      $16,770         $15,873
 3/15/99      $17,070         $16,028
 3/16/99      $17,060         $16,017
 3/17/99      $16,920         $15,913
 3/18/99      $17,290         $16,142
 3/19/99      $16,880         $15,931
 3/20/99      $16,880         $15,931
 3/21/99      $16,880         $15,931
 3/22/99      $16,920         $15,903
 3/23/99      $16,180         $15,475
 3/24/99      $16,310         $15,554
 3/25/99      $16,780         $15,817
 3/26/99      $16,660         $15,728
 3/27/99      $16,660         $15,728
 3/28/99      $16,660         $15,728
 3/29/99      $17,090         $16,064
 3/30/99      $16,980         $15,948
 3/31/99      $16,600         $15,772
  4/1/99      $16,760         $15,862
  4/2/99      $16,760         $15,862
  4/3/99      $16,760         $15,862
  4/4/99      $16,760         $15,862
  4/5/99      $17,350         $16,198
  4/6/99      $17,280         $16,159
  4/7/99      $17,450         $16,269
  4/8/99      $17,800         $16,479
  4/9/99      $17,860         $16,532
 4/10/99      $17,860         $16,532
 4/11/99      $17,860         $16,532
 4/12/99      $18,110         $16,658
 4/13/99      $17,920         $16,550
 4/14/99      $17,460         $16,288
 4/15/99      $17,360         $16,219
 4/16/99      $17,240         $16,172
 4/17/99      $17,240         $16,172
 4/18/99      $17,240         $16,172
 4/19/99      $16,700         $15,810
 4/20/99      $16,990         $16,015
 4/21/99      $17,640         $16,382
 4/22/99      $18,070         $16,661
 4/23/99      $18,020         $16,636
 4/24/99      $18,020         $16,636
 4/25/99      $18,020         $16,636
 4/26/99      $18,100         $16,675
 4/27/99      $18,190         $16,709
 4/28/99      $17,910         $16,564
 4/29/99      $17,700         $16,464
 4/30/99      $17,480         $16,371
  5/1/99      $17,480         $16,371
  5/2/99      $17,480         $16,371
  5/3/99      $17,920         $16,609
  5/4/99      $17,530         $16,332
  5/5/99      $17,770         $16,519
  5/6/99      $17,540         $16,332
  5/7/99      $17,760         $16,491
  5/8/99      $17,760         $16,491
  5/9/99      $17,760         $16,491
 5/10/99      $17,640         $16,433
 5/11/99      $17,910         $16,621
 5/12/99      $18,120         $16,724
 5/13/99      $18,200         $16,768
 5/14/99      $17,580         $16,403
 5/15/99      $17,580         $16,403
 5/16/99      $17,580         $16,403
 5/17/99      $17,600         $16,423
 5/18/99      $17,520         $16,348
 5/19/99      $17,720         $16,482
 5/20/99      $17,600         $16,415
 5/21/99      $17,420         $16,311
 5/22/99      $17,420         $16,311
 5/23/99      $17,420         $16,311
 5/24/99      $16,970         $16,025
 5/25/99      $16,480         $15,748
 5/26/99      $16,860         $15,998
 5/27/99      $16,430         $15,711
 5/28/99      $16,770         $15,962
 5/29/99      $16,770         $15,962
 5/30/99      $16,770         $15,962
 5/31/99      $16,770         $15,962
  6/1/99      $16,680         $15,869
  6/2/99      $16,680         $15,876
  6/3/99      $16,810         $15,934
  6/4/99      $17,320         $16,280
  6/5/99      $17,320         $16,280
  6/6/99      $17,320         $16,280
  6/7/99      $17,420         $16,363
  6/8/99      $17,150         $16,152
  6/9/99      $17,120         $16,168
 6/10/99      $16,850         $15,974
 6/11/99      $16,660         $15,861
 6/12/99      $16,660         $15,861
 6/13/99      $16,660         $15,861
 6/14/99      $16,670         $15,866
 6/15/99      $16,840         $15,954
 6/16/99      $17,360         $16,312
 6/17/99      $17,580         $16,429
 6/18/99      $17,610         $16,465
 6/19/99      $17,610         $16,465
 6/20/99      $17,610         $16,465
 6/21/99      $17,720         $16,540
 6/22/99      $17,480         $16,379
 6/23/99      $17,360         $16,345
 6/24/99      $17,080         $16,133
 6/25/99      $17,080         $16,127
 6/26/99      $17,080         $16,127
 6/27/99      $17,080         $16,127
 6/28/99      $17,380         $16,324
 6/29/99      $17,700         $16,570
 6/30/99      $18,070         $16,830
  7/1/99      $18,340         $16,932
  7/2/99      $18,560         $17,058
  7/3/99      $18,560         $17,058
  7/4/99      $18,560         $17,058
  7/5/99      $18,560         $17,058
  7/6/99      $18,490         $17,020
  7/7/99      $18,590         $17,115
  7/8/99      $18,580         $17,097
  7/9/99      $18,730         $17,206
 7/10/99      $18,730         $17,206
 7/11/99      $18,730         $17,206
 7/12/99      $18,670         $17,154
 7/13/99      $18,560         $17,086
 7/14/99      $18,630         $17,143
 7/15/99      $18,870         $17,283
 7/16/99      $19,060         $17,396
 7/17/99      $19,060         $17,396
 7/18/99      $19,060         $17,396
 7/19/99      $18,850         $17,259
 7/20/99      $18,190         $16,885
 7/21/99      $18,210         $16,911
 7/22/99      $17,860         $16,687
 7/23/99      $17,780         $16,637
 7/24/99      $17,780         $16,637
 7/25/99      $17,780         $16,637
 7/26/99      $17,600         $16,525
 7/27/99      $17,900         $16,710
 7/28/99      $17,970         $16,741
 7/29/99      $17,490         $16,442
 7/30/99      $17,200         $16,291
 7/31/99      $17,200         $16,291
  8/1/99      $17,200         $16,291
  8/2/99      $17,210         $16,283
  8/3/99      $17,080         $16,211
  8/4/99      $16,720         $16,005
  8/5/99      $16,910         $16,107
  8/6/99      $16,650         $15,943
  8/7/99      $16,650         $15,943
  8/8/99      $16,650         $15,943
  8/9/99      $16,620         $15,912
 8/10/99      $16,310         $15,712
 8/11/99      $16,660         $15,963
 8/12/99      $16,610         $15,917
 8/13/99      $17,190         $16,279
 8/14/99      $17,190         $16,279
 8/15/99      $17,190         $16,279
 8/16/99      $17,270         $16,317
 8/17/99      $17,490         $16,481
 8/18/99      $17,250         $16,342
 8/19/99      $17,090         $16,229
 8/20/99      $17,310         $16,388
 8/21/99      $17,310         $16,388
 8/22/99      $17,310         $16,388
 8/23/99      $17,800         $16,678
 8/24/99      $17,850         $16,718
 8/25/99      $18,200         $16,942
 8/26/99      $17,830         $16,700
 8/27/99      $17,560         $16,531
 8/28/99      $17,560         $16,531
 8/29/99      $17,560         $16,531
 8/30/99      $17,050         $16,234
 8/31/99      $16,970         $16,190
  9/1/99      $17,200         $16,320
  9/2/99      $16,930         $16,174
  9/3/99      $17,730         $16,641
  9/4/99      $17,730         $16,641
  9/5/99      $17,730         $16,641
  9/6/99      $17,730         $16,641
  9/7/99      $17,560         $16,558
  9/8/99      $17,410         $16,481
  9/9/99      $17,458         $16,524
 9/10/99      $17,595         $16,573
 9/11/99      $17,595         $16,573
 9/12/99      $17,595         $16,573
 9/13/99      $17,437         $16,480
 9/14/99      $17,268         $16,384
 9/15/99      $16,889         $16,160
 9/16/99      $16,899         $16,166
 9/17/99      $17,226         $16,374
 9/18/99      $17,226         $16,374
 9/19/99      $17,226         $16,374
 9/20/99      $17,226         $16,375
 9/21/99      $16,657         $16,032
 9/22/99      $16,720         $16,068
 9/23/99      $16,108         $15,704
 9/24/99      $16,087         $15,662
 9/25/99      $16,087         $15,662
 9/26/99      $16,087         $15,662
 9/27/99      $16,193         $15,735
 9/28/99      $16,161         $15,721
 9/29/99      $15,898         $15,551
 9/30/99      $16,182         $15,727
 10/1/99      $16,182         $15,729
 10/2/99      $16,182         $15,729
 10/3/99      $16,182         $15,729
 10/4/99      $16,604         $15,996
 10/5/99      $16,572         $15,956
 10/6/99      $16,952         $16,251
 10/7/99      $16,857         $16,156
 10/8/99      $17,184         $16,381
 10/9/99      $17,184         $16,381
10/10/99      $17,184         $16,381
10/11/99      $17,163         $16,371
10/12/99      $16,762         $16,099
10/13/99      $16,130         $15,762
10/14/99      $16,119         $15,736
10/15/99      $15,455         $15,294
10/16/99      $15,455         $15,294
10/17/99      $15,455         $15,294
10/18/99      $15,602         $15,377
10/19/99      $15,718         $15,465
10/20/99      $16,214         $15,810
10/21/99      $16,140         $15,738
10/22/99      $16,435         $15,960
10/23/99      $16,435         $15,960
10/24/99      $16,435         $15,960
10/25/99      $16,309         $15,861
10/26/99      $16,045         $15,717
10/27/99      $16,372         $15,899
10/28/99      $17,268         $16,460
10/29/99      $17,669         $16,711
10/30/99      $17,669         $16,711
10/31/99      $17,669         $16,711
 11/1/99      $17,489         $16,603
 11/2/99      $17,310         $16,525
 11/3/99      $17,447         $16,613
 11/4/99      $17,605         $16,707
 11/5/99      $17,785         $16,800
 11/6/99      $17,785         $16,800
 11/7/99      $17,785         $16,800
 11/8/99      $17,901         $16,884
 11/9/99      $17,669         $16,740
11/10/99      $17,827         $16,840
11/11/99      $17,964         $16,938
11/12/99      $18,280         $17,117
11/13/99      $18,280         $17,117
11/14/99      $18,280         $17,117
11/15/99      $18,270         $17,097
11/16/99      $18,797         $17,411
11/17/99      $18,586         $17,297
11/18/99      $18,818         $17,471
11/19/99      $18,776         $17,435
11/20/99      $18,776         $17,435
11/21/99      $18,776         $17,435
11/22/99      $18,755         $17,422
11/23/99      $18,449         $17,222
11/24/99      $18,670         $17,375
11/25/99      $18,670         $17,375
11/26/99      $18,617         $17,369
11/27/99      $18,617         $17,369
11/28/99      $18,617         $17,369
11/29/99      $18,459         $17,261
11/30/99      $18,069         $17,031
 12/1/99      $18,280         $17,137
 12/2/99      $18,491         $17,276
 12/3/99      $18,986         $17,574
 12/4/99      $18,986         $17,574
 12/5/99      $18,986         $17,574
 12/6/99      $18,744         $17,452
 12/7/99      $18,565         $17,278
 12/8/99      $18,364         $17,213
 12/9/99      $18,449         $17,265
12/10/99      $18,617         $17,374
12/11/99      $18,617         $17,374
12/12/99      $18,617         $17,374
12/13/99      $18,639         $17,352
12/14/99      $18,375         $17,204
12/15/99      $18,523         $17,329
12/16/99      $18,660         $17,396
12/17/99      $18,765         $17,423
12/18/99      $18,765         $17,423
12/19/99      $18,765         $17,423
12/20/99      $18,617         $17,387
12/21/99      $18,955         $17,575
12/22/99      $18,986         $17,608
12/23/99      $19,440         $17,881
12/24/99      $19,440         $17,881
12/25/99      $19,440         $17,881
12/26/99      $19,440         $17,881
12/27/99      $19,387         $17,865
12/28/99      $19,450         $17,872
12/29/99      $19,492         $17,943
12/30/99      $19,471         $17,956
12/31/99      $19,577         $18,014
  1/1/00      $19,577         $18,014
  1/2/00      $19,577         $18,014
  1/3/00      $19,261         $17,842
  1/4/00      $18,154         $17,158
  1/5/00      $18,217         $17,191
  1/6/00      $18,164         $17,208
  1/7/00      $19,008         $17,674
  1/8/00      $19,008         $17,674
  1/9/00      $19,008         $17,674
 1/10/00      $19,292         $17,872
 1/11/00      $18,923         $17,638
 1/12/00      $18,755         $17,561
 1/13/00      $19,102         $17,775
 1/14/00      $19,461         $17,964
 1/15/00      $19,461         $17,964
 1/16/00      $19,461         $17,964
 1/17/00      $19,461         $17,964
 1/18/00      $19,229         $17,841
 1/19/00      $19,261         $17,851
 1/20/00      $18,997         $17,724
 1/21/00      $18,955         $17,673
 1/22/00      $18,955         $17,673
 1/23/00      $18,955         $17,673
 1/24/00      $18,143         $17,189
 1/25/00      $18,301         $17,288
 1/26/00      $18,217         $17,216
 1/27/00      $18,122         $17,148
 1/28/00      $17,300         $16,677
 1/29/00      $17,300         $16,677
 1/30/00      $17,300         $16,677
 1/31/00      $17,911         $17,097
  2/1/00      $18,248         $17,279
  2/2/00      $18,217         $17,277
  2/3/00      $18,575         $17,472
  2/4/00      $18,565         $17,464
  2/5/00      $18,565         $17,464
  2/6/00      $18,565         $17,464
  2/7/00      $18,523         $17,447
  2/8/00      $18,881         $17,677
  2/9/00      $18,301         $17,309
 2/10/00      $18,354         $17,372
 2/11/00      $17,837         $17,007
 2/12/00      $17,837         $17,007
 2/13/00      $17,837         $17,007
 2/14/00      $17,890         $17,042
 2/15/00      $18,133         $17,191
 2/16/00      $17,806         $17,014
 2/17/00      $17,742         $17,021
 2/18/00      $17,057         $16,504
 2/19/00      $17,057         $16,504
 2/20/00      $17,057         $16,504
 2/21/00      $17,057         $16,504
 2/22/00      $17,089         $16,579
 2/23/00      $17,300         $16,683
 2/24/00      $17,089         $16,594
 2/25/00      $16,804         $16,348
 2/26/00      $16,804         $16,348
 2/27/00      $16,804         $16,348
 2/28/00      $17,005         $16,528
 2/29/00      $17,384         $16,754
  3/1/00      $17,605         $16,910
  3/2/00      $17,679         $16,942
  3/3/00      $18,196         $17,278
  3/4/00      $18,196         $17,278
  3/5/00      $18,196         $17,278
  3/6/00      $17,837         $17,058
  3/7/00      $17,142         $16,621
  3/8/00      $17,352         $16,757
  3/9/00      $18,006         $17,186
 3/10/00      $17,932         $17,105
 3/11/00      $17,932         $17,105
 3/12/00      $17,932         $17,105
 3/13/00      $17,669         $16,965
 3/14/00      $17,236         $16,665
 3/15/00      $17,816         $17,069
 3/16/00      $19,134         $17,882
 3/17/00      $19,261         $17,956
 3/18/00      $19,261         $17,956
 3/19/00      $19,261         $17,956
 3/20/00      $19,092         $17,860
 3/21/00      $19,809         $18,316
 3/22/00      $19,893         $18,399
 3/23/00      $20,473         $18,727
 3/24/00      $20,568         $18,728
 3/25/00      $20,568         $18,728
 3/26/00      $20,568         $18,728
 3/27/00      $20,325         $18,684
 3/28/00      $20,072         $18,486
 3/29/00      $20,136         $18,496
 3/30/00      $19,630         $18,243
 3/31/00      $19,893         $18,374
  4/1/00      $19,893         $18,374
  4/2/00      $19,893         $18,374
  4/3/00      $20,083         $18,465
  4/4/00      $19,872         $18,327
  4/5/00      $19,651         $18,237
  4/6/00      $19,914         $18,408
  4/7/00      $20,230         $18,592
  4/8/00      $20,230         $18,592
  4/9/00      $20,230         $18,592
 4/10/00      $19,988         $18,446
 4/11/00      $19,935         $18,399
 4/12/00      $19,134         $17,989
 4/13/00      $18,681         $17,662
 4/14/00      $16,920         $16,642
 4/15/00      $16,920         $16,642
 4/16/00      $16,920         $16,642
 4/17/00      $17,837         $17,183
 4/18/00      $18,607         $17,676
 4/19/00      $18,386         $17,502
 4/20/00      $18,491         $17,589
 4/21/00      $18,491         $17,589
 4/22/00      $18,491         $17,589
 4/23/00      $18,491         $17,589
 4/24/00      $18,375         $17,532
 4/25/00      $19,303         $18,115
 4/26/00      $18,986         $17,913
 4/27/00      $18,997         $17,961
 4/28/00      $18,797         $17,808
 4/29/00      $18,797         $17,808
 4/30/00      $18,797         $17,808
  5/1/00      $19,092         $18,002
  5/2/00      $18,660         $17,733
  5/3/00      $18,069         $17,351
  5/4/00      $17,964         $17,280
  5/5/00      $18,375         $17,565
  5/6/00      $18,375         $17,565
  5/7/00      $18,375         $17,565
  5/8/00      $18,206         $17,462
  5/9/00      $18,006         $17,314
 5/10/00      $17,426         $16,958
 5/11/00      $17,922         $17,261
 5/12/00      $18,185         $17,422
 5/13/00      $18,185         $17,422
 5/14/00      $18,185         $17,422
 5/15/00      $18,733         $17,807
 5/16/00      $19,018         $17,975
 5/17/00      $18,712         $17,751
 5/18/00      $18,470         $17,622
 5/19/00      $17,880         $17,251
 5/20/00      $17,880         $17,251
 5/21/00      $17,880         $17,251
 5/22/00      $17,742         $17,174
 5/23/00      $17,279         $16,845
 5/24/00      $17,711         $17,154
 5/25/00      $17,426         $16,939
 5/26/00      $17,352         $16,896
 5/27/00      $17,352         $16,896
 5/28/00      $17,352         $16,896
 5/29/00      $17,352         $16,896
 5/30/00      $18,175         $17,441
 5/31/00      $18,080         $17,418
  6/1/00      $18,617         $17,764
  6/2/00      $19,176         $18,113
  6/3/00      $19,176         $18,113
  6/4/00      $19,176         $18,113
  6/5/00      $19,018         $17,995
  6/6/00      $18,839         $17,875
  6/7/00      $19,081         $18,040
  6/8/00      $18,892         $17,922
  6/9/00      $18,828         $17,864
 6/10/00      $18,828         $17,864
 6/11/00      $18,828         $17,864
 6/12/00      $18,596         $17,729
 6/13/00      $19,029         $18,017
 6/14/00      $19,039         $18,030
 6/15/00      $19,145         $18,129
 6/16/00      $18,955         $17,956
 6/17/00      $18,955         $17,956
 6/18/00      $18,955         $17,956
 6/19/00      $19,324         $18,220
 6/20/00      $19,145         $18,097
 6/21/00      $19,145         $18,136
 6/22/00      $18,670         $17,805
 6/23/00      $18,449         $17,674
 6/24/00      $18,449         $17,674
 6/25/00      $18,449         $17,674
 6/26/00      $18,712         $17,843
 6/27/00      $18,639         $17,785
 6/28/00      $18,670         $17,838
 6/29/00      $18,396         $17,685
 6/30/00      $18,575         $17,835
  7/1/00      $18,575         $17,835
  7/2/00      $18,575         $17,835
  7/3/00      $18,934         $18,015
  7/4/00      $18,934         $18,015
  7/5/00      $18,480         $17,732
  7/6/00      $18,681         $17,860
  7/7/00      $19,113         $18,133
  7/8/00      $19,113         $18,133
  7/9/00      $19,113         $18,133
 7/10/00      $19,050         $18,093
 7/11/00      $19,145         $18,157
 7/12/00      $19,366         $18,305
 7/13/00      $19,429         $18,340
 7/14/00      $19,672         $18,514
 7/15/00      $19,672         $18,514
 7/16/00      $19,672         $18,514
 7/17/00      $19,682         $18,520
 7/18/00      $19,387         $18,315
 7/19/00      $19,166         $18,170
 7/20/00      $19,440         $18,336
 7/21/00      $19,102         $18,149
 7/22/00      $19,102         $18,149
 7/23/00      $19,102         $18,149
 7/24/00      $18,776         $17,954
 7/25/00      $18,944         $18,078
 7/26/00      $18,617         $17,808
 7/27/00      $18,501         $17,774
 7/28/00      $17,922         $17,409
 7/29/00      $17,922         $17,409
 7/30/00      $17,922         $17,409
 7/31/00      $18,038         $17,543
  8/1/00      $18,196         $17,633
  8/2/00      $18,291         $17,640
  8/3/00      $18,501         $17,810
  8/4/00      $18,681         $17,937
  8/5/00      $18,681         $17,937
  8/6/00      $18,681         $17,937
  8/7/00      $19,029         $18,138
  8/8/00      $19,092         $18,181
  8/9/00      $18,913         $18,059
 8/10/00      $18,670         $17,904
 8/11/00      $18,870         $18,046
 8/12/00      $18,870         $18,046
 8/13/00      $18,870         $18,046
 8/14/00      $19,250         $18,288
 8/15/00      $19,155         $18,201
 8/16/00      $19,018         $18,144
 8/17/00      $19,334         $18,343
 8/18/00      $19,261         $18,290
 8/19/00      $19,261         $18,290
 8/20/00      $19,261         $18,290
 8/21/00      $19,398         $18,385
 8/22/00      $19,387         $18,369
 8/23/00      $19,503         $18,465
 8/24/00      $19,556         $18,493
 8/25/00      $19,535         $18,471
 8/26/00      $19,535         $18,471
 8/27/00      $19,535         $18,471
 8/28/00      $19,682         $18,564
 8/29/00      $19,577         $18,512
 8/30/00      $19,398         $18,423
 8/31/00      $19,714         $18,608
  9/1/00      $19,788         $18,646
  9/2/00      $19,788         $18,646
  9/3/00      $19,788         $18,646
  9/4/00      $19,788         $18,646
  9/5/00      $19,514         $18,478
  9/6/00      $19,197         $18,296
  9/7/00      $19,398         $18,422
  9/8/00      $19,208         $18,324
  9/9/00      $19,208         $18,324
 9/10/00      $19,208         $18,324
 9/11/00      $19,123         $18,260
 9/12/00      $18,983         $18,171
 9/13/00      $19,050         $18,206
 9/14/00      $18,949         $18,157
 9/15/00      $18,657         $17,972
 9/16/00      $18,657         $17,972
 9/17/00      $18,657         $17,972
 9/18/00      $18,264         $17,711
 9/19/00      $18,523         $17,900
 9/20/00      $18,354         $17,795
 9/21/00      $18,332         $17,767
 9/22/00      $18,332         $17,763
 9/23/00      $18,332         $17,763
 9/24/00      $18,332         $17,763
 9/25/00      $18,141         $17,644
 9/26/00      $17,916         $17,499
 9/27/00      $17,871         $17,491
 9/28/00      $18,478         $17,880
 9/29/00      $18,051         $17,613
 9/30/00      $18,051         $17,613
 10/1/00      $18,051         $17,613
 10/2/00      $18,040         $17,610
 10/3/00      $17,781         $17,490
 10/4/00      $18,006         $17,586
 10/5/00      $18,051         $17,610
 10/6/00      $17,500         $17,276
 10/7/00      $17,500         $17,276
 10/8/00      $17,500         $17,276
 10/9/00      $17,377         $17,190
10/10/00      $17,096         $16,993
10/11/00      $16,635         $16,731
10/12/00      $16,018         $16,304
10/13/00      $16,804         $16,849
10/14/00      $16,804         $16,849
10/15/00      $16,804         $16,849
10/16/00      $16,860         $16,854
10/17/00      $16,377         $16,552
10/18/00      $16,209         $16,456
10/19/00      $17,062         $17,028
10/20/00      $17,220         $17,128
10/21/00      $17,220         $17,128
10/22/00      $17,220         $17,128
10/23/00      $17,242         $17,114
10/24/00      $17,298         $17,142
10/25/00      $16,613         $16,735
10/26/00      $16,579         $16,729
10/27/00      $16,939         $16,915
10/28/00      $16,939         $16,915
10/29/00      $16,939         $16,915
10/30/00      $17,253         $17,149
10/31/00      $17,781         $17,526
 11/1/00      $17,646         $17,426
 11/2/00      $17,804         $17,513
 11/3/00      $17,748         $17,493
 11/4/00      $17,748         $17,493
 11/5/00      $17,748         $17,493
 11/6/00      $17,860         $17,560
 11/7/00      $17,826         $17,556
 11/8/00      $17,366         $17,279
 11/9/00      $17,208         $17,167
11/10/00      $16,579         $16,748
11/11/00      $16,579         $16,748
11/12/00      $16,579         $16,748
11/13/00      $16,310         $16,568
11/14/00      $16,916         $16,956
11/15/00      $17,029         $17,040
11/16/00      $16,692         $16,826
11/17/00      $16,647         $16,770
11/18/00      $16,647         $16,770
11/19/00      $16,647         $16,770
11/20/00      $16,141         $16,462
11/21/00      $16,197         $16,520
11/22/00      $15,748         $16,213
11/23/00      $15,748         $16,213
11/24/00      $16,096         $16,451
11/25/00      $16,096         $16,451
11/26/00      $16,096         $16,451
11/27/00      $16,299         $16,540
11/28/00      $15,995         $16,382
11/29/00      $16,085         $16,453
11/30/00      $15,535         $16,123
 12/1/00      $15,636         $16,126
 12/2/00      $15,636         $16,126
 12/3/00      $15,636         $16,126
 12/4/00      $15,816         $16,245
 12/5/00      $16,737         $16,878
 12/6/00      $16,254         $16,570
 12/7/00      $16,119         $16,473
 12/8/00      $16,602         $16,796
 12/9/00      $16,602         $16,796
12/10/00      $16,602         $16,796
12/11/00      $16,759         $16,923
12/12/00      $16,635         $16,812
12/13/00      $16,411         $16,675
12/14/00      $16,018         $16,441
12/15/00      $15,535         $16,088
12/16/00      $15,535         $16,088
12/17/00      $15,535         $16,088
12/18/00      $15,714         $16,218
12/19/00      $15,377         $16,008
12/20/00      $14,659         $15,507
12/21/00      $14,838         $15,631
12/22/00      $15,434         $16,012
12/23/00      $15,434         $16,012
12/24/00      $15,434         $16,012
12/25/00      $15,434         $16,012
12/26/00      $15,613         $16,126
12/27/00      $15,827         $16,294
12/28/00      $15,894         $16,359
12/29/00      $15,602         $16,188
12/30/00      $15,602         $16,188
12/31/00      $15,602         $16,188
  1/1/01      $15,602         $16,188
  1/2/01      $14,951         $15,734
  1/3/01      $16,141         $16,522
  1/4/01      $15,849         $16,348
  1/5/01      $15,198         $15,919
  1/6/01      $15,198         $15,919
  1/7/01      $15,198         $15,919
  1/8/01      $15,119         $15,889
  1/9/01      $15,175         $15,949
 1/10/01      $15,467         $16,102
 1/11/01      $15,636         $16,268
 1/12/01      $15,512         $16,164
 1/13/01      $15,512         $16,164
 1/14/01      $15,512         $16,164
 1/15/01      $15,512         $16,164
 1/16/01      $15,636         $16,266
 1/17/01      $15,703         $16,301
 1/18/01      $16,018         $16,527
 1/19/01      $15,917         $16,461
 1/20/01      $15,917         $16,461
 1/21/01      $15,917         $16,461
 1/22/01      $15,962         $16,465
 1/23/01      $16,209         $16,680
 1/24/01      $16,321         $16,728
 1/25/01      $16,197         $16,644
 1/26/01      $16,164         $16,613
 1/27/01      $16,164         $16,613
 1/28/01      $16,164         $16,613
 1/29/01      $16,287         $16,726
 1/30/01      $16,478         $16,843
 1/31/01      $16,366         $16,749
  2/1/01      $16,445         $16,840
  2/2/01      $15,995         $16,546
  2/3/01      $15,995         $16,546
  2/4/01      $15,995         $16,546
  2/5/01      $16,130         $16,605
  2/6/01      $16,063         $16,580
  2/7/01      $15,860         $16,441
  2/8/01      $15,703         $16,338
  2/9/01      $15,400         $16,120
 2/10/01      $15,400         $16,120
 2/11/01      $15,400         $16,120
 2/12/01      $15,669         $16,311
 2/13/01      $15,434         $16,170
 2/14/01      $15,434         $16,134
 2/15/01      $15,613         $16,266
 2/16/01      $15,130         $15,958
 2/17/01      $15,130         $15,958
 2/18/01      $15,130         $15,958
 2/19/01      $15,130         $15,958
 2/20/01      $14,748         $15,681
 2/21/01      $14,288         $15,391
 2/22/01      $14,265         $15,361
 2/23/01      $14,187         $15,275
 2/24/01      $14,187         $15,275
 2/25/01      $14,187         $15,275
 2/26/01      $14,569         $15,543
 2/27/01      $14,366         $15,424
 2/28/01      $14,030         $15,203
  3/1/01      $14,074         $15,219
  3/2/01      $13,928         $15,132
  3/3/01      $13,928         $15,132
  3/4/01      $13,928         $15,132
  3/5/01      $14,086         $15,221
  3/6/01      $14,333         $15,373
  3/7/01      $14,456         $15,472
  3/8/01      $14,468         $15,507
  3/9/01      $13,951         $15,123
 3/10/01      $13,951         $15,123
 3/11/01      $13,951         $15,123
 3/12/01      $12,962         $14,470
 3/13/01      $13,311         $14,685
 3/14/01      $12,760         $14,305
 3/15/01      $12,906         $14,389
 3/16/01      $12,502         $14,107
 3/17/01      $12,502         $14,107
 3/18/01      $12,502         $14,107
 3/19/01      $12,839         $14,355
 3/20/01      $12,345         $14,010
 3/21/01      $12,008         $13,759
 3/22/01      $11,929         $13,703
 3/23/01      $12,345         $13,975
 3/24/01      $12,345         $13,975
 3/25/01      $12,345         $13,975
 3/26/01      $12,592         $14,133
 3/27/01      $12,974         $14,495
 3/28/01      $12,468         $14,140
 3/29/01      $12,423         $14,075
 3/30/01      $12,592         $14,227
 3/31/01      $12,592         $14,227
  4/1/01      $12,592         $14,227
  4/2/01      $12,322         $14,050
  4/3/01      $11,716         $13,566
  4/4/01      $11,671         $13,527
  4/5/01      $12,468         $14,118
  4/6/01      $12,075         $13,836
  4/7/01      $12,075         $13,836
  4/8/01      $12,075         $13,836
  4/9/01      $12,266         $13,948
 4/10/01      $12,738         $14,326
 4/11/01      $12,693         $14,295
 4/12/01      $12,974         $14,511
 4/13/01      $12,974         $14,511
 4/14/01      $12,974         $14,511
 4/15/01      $12,974         $14,511
 4/16/01      $12,895         $14,464
 4/17/01      $13,086         $14,609
 4/18/01      $13,861         $15,181
 4/19/01      $14,153         $15,372
 4/20/01      $13,917         $15,240
 4/21/01      $13,917         $15,240
 4/22/01      $13,917         $15,240
 4/23/01      $13,591         $15,012
 4/24/01      $13,367         $14,829
 4/25/01      $13,693         $15,066
 4/26/01      $13,771         $15,136
 4/27/01      $14,063         $15,364
 4/28/01      $14,063         $15,364
 4/29/01      $14,063         $15,364
 4/30/01      $14,007         $15,320
  5/1/01      $14,299         $15,528
  5/2/01      $14,277         $15,540
  5/3/01      $13,996         $15,309
  5/4/01      $14,299         $15,530
  5/5/01      $14,299         $15,530
  5/6/01      $14,299         $15,530
  5/7/01      $14,232         $15,492
  5/8/01      $14,209         $15,464
  5/9/01      $14,108         $15,394
 5/10/01      $14,131         $15,390
 5/11/01      $13,951         $15,273
 5/12/01      $13,951         $15,273
 5/13/01      $13,951         $15,273
 5/14/01      $13,973         $15,313
 5/15/01      $14,007         $15,319
 5/16/01      $14,602         $15,755
 5/17/01      $14,670         $15,798
 5/18/01      $14,726         $15,841
 5/19/01      $14,726         $15,841
 5/20/01      $14,726         $15,841
 5/21/01      $15,085         $16,097
 5/22/01      $15,018         $16,054
 5/23/01      $14,670         $15,805
 5/24/01      $14,715         $15,856
 5/25/01      $14,456         $15,668
 5/26/01      $14,456         $15,668
 5/27/01      $14,456         $15,668
 5/28/01      $14,456         $15,668
 5/29/01      $14,310         $15,546
 5/30/01      $13,962         $15,303
 5/31/01      $14,074         $15,398
  6/1/01      $14,164         $15,457
  6/2/01      $14,164         $15,457
  6/3/01      $14,164         $15,457
  6/4/01      $14,265         $15,536
  6/5/01      $14,569         $15,738
  6/6/01      $14,310         $15,572
  6/7/01      $14,434         $15,657
  6/8/01      $14,232         $15,510
  6/9/01      $14,232         $15,510
 6/10/01      $14,232         $15,510
 6/11/01      $14,030         $15,380
 6/12/01      $14,063         $15,398
 6/13/01      $13,827         $15,223
 6/14/01      $13,423         $14,957
 6/15/01      $13,367         $14,889
 6/16/01      $13,367         $14,889
 6/17/01      $13,367         $14,889
 6/18/01      $13,254         $14,817
 6/19/01      $13,333         $14,867
 6/20/01      $13,524         $14,997
 6/21/01      $13,715         $15,167
 6/22/01      $13,502         $15,024
 6/23/01      $13,502         $15,024
 6/24/01      $13,502         $15,024
 6/25/01      $13,423         $14,941
 6/26/01      $13,378         $14,919
 6/27/01      $13,288         $14,849
 6/28/01      $13,535         $15,034
 6/29/01      $13,535         $15,013
 6/30/01      $13,535         $15,013
  7/1/01      $13,535         $15,013
  7/2/01      $13,704         $15,163
  7/3/01      $13,636         $15,136
  7/4/01      $13,636         $15,136
  7/5/01      $13,400         $14,949
  7/6/01      $12,917         $14,598
  7/7/01      $12,917         $14,598
  7/8/01      $12,917         $14,598
  7/9/01      $13,041         $14,698
 7/10/01      $12,771         $14,487
 7/11/01      $12,727         $14,470
 7/12/01      $13,210         $14,813
 7/13/01      $13,333         $14,905
 7/14/01      $13,333         $14,905
 7/15/01      $13,333         $14,905
 7/16/01      $13,131         $14,743
 7/17/01      $13,299         $14,890
 7/18/01      $13,198         $14,808
 7/19/01      $13,322         $14,897
 7/20/01      $13,232         $14,846
 7/21/01      $13,232         $14,846
 7/22/01      $13,232         $14,846
 7/23/01      $12,895         $14,603
 7/24/01      $12,581         $14,366
 7/25/01      $12,861         $14,597
 7/26/01      $13,108         $14,749
 7/27/01      $13,153         $14,785
 7/28/01      $13,153         $14,785
 7/29/01      $13,153         $14,785
 7/30/01      $13,131         $14,769
 7/31/01      $13,210         $14,851
  8/1/01      $13,311         $14,909
  8/2/01      $13,356         $14,968
  8/3/01      $13,277         $14,889
  8/4/01      $13,277         $14,889
  8/5/01      $13,277         $14,889
  8/6/01      $13,052         $14,719
  8/7/01      $13,108         $14,767
  8/8/01      $12,771         $14,511
  8/9/01      $12,771         $14,510
 8/10/01      $12,884         $14,381
 8/11/01      $12,884         $14,381
 8/12/01      $12,884         $14,381
 8/13/01      $12,884         $14,606
 8/14/01      $12,816         $14,550
 8/15/01      $12,659         $14,444
 8/16/01      $12,727         $14,488
 8/17/01      $12,412         $14,247
 8/18/01      $12,412         $14,247
 8/19/01      $12,412         $14,247
 8/20/01      $12,558         $14,363
 8/21/01      $12,322         $14,189
 8/22/01      $12,457         $14,288
 8/23/01      $12,390         $14,248
 8/24/01      $12,760         $14,528
 8/25/01      $12,760         $14,528
 8/26/01      $12,760         $14,528
 8/27/01      $12,659         $14,458
 8/28/01      $12,378         $14,241
 8/29/01      $12,176         $14,082
 8/30/01      $11,828         $13,843
 8/31/01      $11,940         $13,899
  9/1/01      $11,940         $13,899
  9/2/01      $11,940         $13,899
  9/3/01      $11,940         $13,899
  9/4/01      $11,884         $13,891
  9/5/01      $11,895         $13,876
  9/6/01      $11,480         $13,566
  9/7/01      $11,165         $13,313
  9/8/01      $11,165         $13,313
  9/9/01      $11,165         $13,313
 9/10/01      $11,289         $13,396
 9/11/01      $11,289         $13,396
 9/12/01      $11,289         $13,396
 9/13/01      $11,289         $13,396
 9/14/01      $11,289         $13,396
 9/15/01      $11,289         $13,396
 9/16/01      $11,289         $13,396
 9/17/01      $10,438         $12,736
 9/18/01      $10,356         $12,662
 9/19/01      $10,053         $12,458
 9/20/01      $ 9,613         $12,071
 9/21/01      $ 9,338         $11,842
 9/22/01      $ 9,338         $11,842
 9/23/01      $ 9,338         $11,842
 9/24/01      $ 9,860         $12,303
 9/25/01      $10,012         $12,411
 9/26/01      $ 9,943         $12,347
 9/27/01      $10,094         $12,489
 9/28/01      $10,424         $12,763
 9/29/01      $10,424         $12,763
 9/30/01      $10,424         $12,763
 10/1/01      $10,397         $12,734
 10/2/01      $10,562         $12,890
 10/3/01      $10,906         $13,147
 10/4/01      $10,837         $13,115
 10/5/01      $10,837         $13,136
 10/6/01      $10,837         $13,136
 10/7/01      $10,837         $13,136
 10/8/01      $10,754         $13,027
 10/9/01      $10,631         $12,957
10/10/01      $11,016         $13,254
10/11/01      $11,263         $13,456
10/12/01      $11,194         $13,385
10/13/01      $11,194         $13,385
10/14/01      $11,194         $13,385
10/15/01      $11,153         $13,364
10/16/01      $11,263         $13,457
10/17/01      $10,919         $13,206
10/18/01      $10,837         $13,102
10/19/01      $10,878         $13,162
10/20/01      $10,878         $13,162
10/21/01      $10,878         $13,162
10/22/01      $11,126         $13,363
10/23/01      $11,071         $13,300
10/24/01      $11,043         $13,306
10/25/01      $11,277         $13,488
10/26/01      $11,332         $13,544
10/27/01      $11,332         $13,544
10/28/01      $11,332         $13,544
10/29/01      $10,947         $13,221
10/30/01      $10,644         $12,994
10/31/01      $10,672         $12,994
 11/1/01      $11,016         $13,292
 11/2/01      $11,071         $13,330
 11/3/01      $11,071         $13,330
 11/4/01      $11,071         $13,330
 11/5/01      $11,291         $13,522
 11/6/01      $11,538         $13,718
 11/7/01      $11,497         $13,681
 11/8/01      $11,566         $13,714
 11/9/01      $11,580         $13,736
11/10/01      $11,580         $13,736
11/11/01      $11,580         $13,736
11/12/01      $11,525         $13,712
11/13/01      $11,868         $13,966
11/14/01      $11,896         $13,992
11/15/01      $11,896         $14,005
11/16/01      $11,855         $13,961
11/17/01      $11,855         $13,961
11/18/01      $11,855         $13,961
11/19/01      $12,047         $14,113
11/20/01      $11,910         $14,010
11/21/01      $11,813         $13,941
11/22/01      $11,813         $13,941
11/23/01      $12,006         $14,104
11/24/01      $12,006         $14,104
11/25/01      $12,006         $14,104
11/26/01      $12,130         $14,191
11/27/01      $12,006         $14,094
11/28/01      $11,676         $13,837
11/29/01      $11,855         $13,980
11/30/01      $11,827         $13,971
 12/1/01      $11,827         $13,971
 12/2/01      $11,827         $13,971
 12/3/01      $11,676         $13,854
 12/4/01      $11,923         $14,036
 12/5/01      $12,350         $14,350
 12/6/01      $12,281         $14,310
 12/7/01      $12,130         $14,202
 12/8/01      $12,130         $14,202
 12/9/01      $12,130         $14,202
12/10/01      $11,827         $13,977
12/11/01      $11,786         $13,938
12/12/01      $11,786         $13,942
12/13/01      $11,483         $13,725
12/14/01      $11,566         $13,770
12/15/01      $11,566         $13,770
12/16/01      $11,566         $13,770
12/17/01      $11,731         $13,908
12/18/01      $11,868         $14,013
12/19/01      $11,965         $14,095
12/20/01      $11,827         $13,977
12/21/01      $11,896         $14,037
12/22/01      $11,896         $14,037
12/23/01      $11,896         $14,037
12/24/01      $11,896         $14,035
12/25/01      $11,896         $14,035
12/26/01      $11,978         $14,092
12/27/01      $12,088         $14,188
12/28/01      $12,130         $14,235
12/29/01      $12,130         $14,235
12/30/01      $12,130         $14,235
12/31/01      $11,923         $14,077

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12-31-01

-------------------------------------------------------------------------------
                         FISCAL YEAR ENDED        SINCE INCEPTION (5-7-97)
                             12-31-01                    TO 12-31-01
-------------------------------------------------------------------------------
NOVA FUND                       -23.58%                      3.85%

S&P 500 INDEX                   -13.04%                      7.63%
-------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

URSA FUND

OBJECTIVE: Seeks to provide investment returns that correspond to the inverse of the daily performance of the S&P 500 Index.

Inception: June 9, 1997

Though the S&P 500 Index was down 13.04% for the year, it was up 18.8% from September 12 through December 31. Consumer confidence fell in the wake of the September 11 attacks, but it quickly recovered. The S&P 500 Index returned -13.04% for the year. The Ursa Fund returned 14.99% for the same period.

[CHART OF CUMULATIVE FUND PERFORMANCE: JUNE 9, 1997 - DECEMBER 31, 2001]

              URSA FUND    S&P 500 INDEX
              ---------    -------------
  6/9/97      $  10,000       $  10,000
 6/10/97      $   9,968       $  10,028
 6/11/97      $   9,936       $  10,077
 6/12/97      $   9,754       $  10,238
 6/13/97      $   9,658       $  10,352
 6/14/97      $   9,658       $  10,352
 6/15/97      $   9,658       $  10,352
 6/16/97      $   9,658       $  10,359
 6/17/97      $   9,669       $  10,366
 6/18/97      $   9,701       $  10,304
 6/19/97      $   9,605       $  10,407
 6/20/97      $   9,669       $  10,415
 6/21/97      $   9,669       $  10,415
 6/22/97      $   9,669       $  10,415
 6/23/97      $   9,872       $  10,182
 6/24/97      $   9,658       $  10,388
 6/25/97      $   9,733       $  10,303
 6/26/97      $   9,765       $  10,241
 6/27/97      $   9,722       $  10,283
 6/28/97      $   9,722       $  10,283
 6/29/97      $   9,722       $  10,283
 6/30/97      $   9,786       $  10,258
  7/1/97      $   9,679       $  10,326
  7/2/97      $   9,519       $  10,477
  7/3/97      $   9,380       $  10,626
  7/4/97      $   9,380       $  10,626
  7/5/97      $   9,380       $  10,626
  7/6/97      $   9,380       $  10,626
  7/7/97      $   9,466       $  10,571
  7/8/97      $   9,370       $  10,647
  7/9/97      $   9,466       $  10,517
 7/10/97      $   9,423       $  10,590
 7/11/97      $   9,391       $  10,623
 7/12/97      $   9,391       $  10,623
 7/13/97      $   9,391       $  10,623
 7/14/97      $   9,359       $  10,643
 7/15/97      $   9,316       $  10,729
 7/16/97      $   9,188       $  10,854
 7/17/97      $   9,231       $  10,796
 7/18/97      $   9,444       $  10,607
 7/19/97      $   9,444       $  10,607
 7/20/97      $   9,444       $  10,607
 7/21/97      $   9,423       $  10,580
 7/22/97      $   9,177       $  10,824
 7/23/97      $   9,177       $  10,854
 7/24/97      $   9,135       $  10,897
 7/25/97      $   9,145       $  10,880
 7/26/97      $   9,145       $  10,880
 7/27/97      $   9,145       $  10,880
 7/28/97      $   9,145       $  10,853
 7/29/97      $   9,113       $  10,920
 7/30/97      $   9,006       $  11,036
 7/31/97      $   9,006       $  11,059
  8/1/97      $   9,038       $  10,976
  8/2/97      $   9,038       $  10,976
  8/3/97      $   9,038       $  10,976
  8/4/97      $   9,017       $  11,013
  8/5/97      $   9,006       $  11,037
  8/6/97      $   8,942       $  11,129
  8/7/97      $   9,006       $  11,023
  8/8/97      $   9,188       $  10,819
  8/9/97      $   9,188       $  10,819
 8/10/97      $   9,188       $  10,819
 8/11/97      $   9,113       $  10,859
 8/12/97      $   9,263       $  10,738
 8/13/97      $   9,284       $  10,685
 8/14/97      $   9,252       $  10,717
 8/15/97      $   9,530       $  10,439
 8/16/97      $   9,530       $  10,439
 8/17/97      $   9,530       $  10,439
 8/18/97      $   9,316       $  10,575
 8/19/97      $   9,199       $  10,732
 8/20/97      $   9,071       $  10,886
 8/21/97      $   9,231       $  10,720
 8/22/97      $   9,231       $  10,703
 8/23/97      $   9,231       $  10,703
 8/24/97      $   9,231       $  10,703
 8/25/97      $   9,252       $  10,664
 8/26/97      $   9,412       $  10,581
 8/27/97      $   9,359       $  10,589
 8/28/97      $   9,487       $  10,473
 8/29/97      $   9,444       $  10,424
 8/30/97      $   9,444       $  10,424
 8/31/97      $   9,444       $  10,424
  9/1/97      $   9,444       $  10,424
  9/2/97      $   9,145       $  10,750
  9/3/97      $   9,199       $  10,753
  9/4/97      $   9,135       $  10,788
  9/5/97      $   9,156       $  10,767
  9/6/97      $   9,156       $  10,767
  9/7/97      $   9,156       $  10,767
  9/8/97      $   9,124       $  10,792
  9/9/97      $   9,124       $  10,820
 9/10/97      $   9,316       $  10,651
 9/11/97      $   9,348       $  10,576
 9/12/97      $   9,209       $  10,707
 9/13/97      $   9,209       $  10,707
 9/14/97      $   9,209       $  10,707
 9/15/97      $   9,241       $  10,659
 9/16/97      $   9,006       $  10,959
 9/17/97      $   8,996       $  10,928
 9/18/97      $   8,974       $  10,978
 9/19/97      $   8,964       $  11,015
 9/20/97      $   8,964       $  11,015
 9/21/97      $   8,964       $  11,015
 9/22/97      $   8,910       $  11,072
 9/23/97      $   8,953       $  11,032
 9/24/97      $   9,017       $  10,946
 9/25/97      $   9,071       $  10,869
 9/26/97      $   9,006       $  10,954
 9/27/97      $   9,006       $  10,954
 9/28/97      $   9,006       $  10,954
 9/29/97      $   8,932       $  11,048
 9/30/97      $   9,028       $  10,978
 10/1/97      $   8,921       $  11,072
 10/2/97      $   8,868       $  11,131
 10/3/97      $   8,814       $  11,184
 10/4/97      $   8,814       $  11,184
 10/5/97      $   8,814       $  11,184
 10/6/97      $   8,761       $  11,273
 10/7/97      $   8,686       $  11,393
 10/8/97      $   8,750       $  11,286
 10/9/97      $   8,771       $  11,249
10/10/97      $   8,782       $  11,206
10/11/97      $   8,782       $  11,206
10/12/97      $   8,782       $  11,206
10/13/97      $   8,782       $  11,219
10/14/97      $   8,771       $  11,245
10/15/97      $   8,803       $  11,192
10/16/97      $   8,932       $  11,070
10/17/97      $   9,017       $  10,942
10/18/97      $   9,017       $  10,942
10/19/97      $   9,017       $  10,942
10/20/97      $   8,900       $  11,075
10/21/97      $   8,739       $  11,268
10/22/97      $   8,793       $  11,224
10/23/97      $   8,953       $  11,018
10/24/97      $   9,049       $  10,913
10/25/97      $   9,049       $  10,913
10/26/97      $   9,049       $  10,913
10/27/97      $   9,701       $  10,163
10/28/97      $   9,135       $  10,676
10/29/97      $   9,156       $  10,652
10/30/97      $   9,338       $  10,473
10/31/97      $   9,135       $  10,600
 11/1/97      $   9,135       $  10,600
 11/2/97      $   9,135       $  10,600
 11/3/97      $   8,900       $  10,882
 11/4/97      $   8,932       $  10,902
 11/5/97      $   8,900       $  10,926
 11/6/97      $   8,932       $  10,871
 11/7/97      $   9,028       $  10,749
 11/8/97      $   9,028       $  10,749
 11/9/97      $   9,028       $  10,749
11/10/97      $   9,081       $  10,675
11/11/97      $   9,071       $  10,706
11/12/97      $   9,231       $  10,499
11/13/97      $   9,113       $  10,623
11/14/97      $   8,996       $  10,759
11/15/97      $   8,996       $  10,759
11/16/97      $   8,996       $  10,759
11/17/97      $   8,835       $  10,966
11/18/97      $   8,878       $  10,873
11/19/97      $   8,835       $  10,947
11/20/97      $   8,697       $  11,114
11/21/97      $   8,643       $  11,161
11/22/97      $   8,643       $  11,161
11/23/97      $   8,643       $  11,161
11/24/97      $   8,814       $  10,971
11/25/97      $   8,793       $  11,019
11/26/97      $   8,761       $  11,029
11/27/97      $   8,761       $  11,029
11/28/97      $   8,750       $  11,072
11/29/97      $   8,750       $  11,072
11/30/97      $   8,750       $  11,072
 12/1/97      $   8,536       $  11,297
 12/2/97      $   8,579       $  11,261
 12/3/97      $   8,547       $  11,320
 12/4/97      $   8,558       $  11,277
 12/5/97      $   8,462       $  11,401
 12/6/97      $   8,462       $  11,401
 12/7/97      $   8,462       $  11,401
 12/8/97      $   8,483       $  11,385
 12/9/97      $   8,526       $  11,308
12/10/97      $   8,600       $  11,239
12/11/97      $   8,750       $  11,067
12/12/97      $   8,739       $  11,049
12/13/97      $   8,739       $  11,049
12/14/97      $   8,739       $  11,049
12/15/97      $   8,665       $  11,165
12/16/97      $   8,611       $  11,219
12/17/97      $   8,654       $  11,190
12/18/97      $   8,739       $  11,071
12/19/97      $   8,835       $  10,972
12/20/97      $   8,835       $  10,972
12/21/97      $   8,835       $  10,972
12/22/97      $   8,782       $  11,052
12/23/97      $   8,932       $  10,883
12/24/97      $   8,974       $  10,809
12/25/97      $   8,974       $  10,809
12/26/97      $   8,932       $  10,853
12/27/97      $   8,932       $  10,853
12/28/97      $   8,932       $  10,853
12/29/97      $   8,750       $  11,048
12/30/97      $   8,611       $  11,251
12/31/97      $   8,622       $  11,246
  1/1/98      $   8,622       $  11,246
  1/2/98      $   8,579       $  11,299
  1/3/98      $   8,579       $  11,299
  1/4/98      $   8,579       $  11,299
  1/5/98      $   8,558       $  11,323
  1/6/98      $   8,697       $  11,202
  1/7/98      $   8,665       $  11,172
  1/8/98      $   8,761       $  11,080
  1/9/98      $   9,060       $  10,751
 1/10/98      $   9,060       $  10,751
 1/11/98      $   9,060       $  10,751
 1/12/98      $   8,889       $  10,885
 1/13/98      $   8,771       $  11,034
 1/14/98      $   8,729       $  11,102
 1/15/98      $   8,803       $  11,018
 1/16/98      $   8,675       $  11,143
 1/17/98      $   8,675       $  11,143
 1/18/98      $   8,675       $  11,143
 1/19/98      $   8,675       $  11,143
 1/20/98      $   8,536       $  11,341
 1/21/98      $   8,622       $  11,250
 1/22/98      $   8,697       $  11,161
 1/23/98      $   8,707       $  11,097
 1/24/98      $   8,707       $  11,097
 1/25/98      $   8,707       $  11,097
 1/26/98      $   8,718       $  11,090
 1/27/98      $   8,622       $  11,230
 1/28/98      $   8,547       $  11,328
 1/29/98      $   8,504       $  11,421
 1/30/98      $   8,504       $  11,360
 1/31/98      $   8,504       $  11,360
  2/1/98      $   8,504       $  11,360
  2/2/98      $   8,365       $  11,604
  2/3/98      $   8,301       $  11,658
  2/4/98      $   8,312       $  11,669
  2/5/98      $   8,312       $  11,630
  2/6/98      $   8,226       $  11,733
  2/7/98      $   8,226       $  11,733
  2/8/98      $   8,226       $  11,733
  2/9/98      $   8,259       $  11,713
 2/10/98      $   8,184       $  11,809
 2/11/98      $   8,184       $  11,821
 2/12/98      $   8,152       $  11,869
 2/13/98      $   8,194       $  11,822
 2/14/98      $   8,194       $  11,822
 2/15/98      $   8,194       $  11,822
 2/16/98      $   8,194       $  11,822
 2/17/98      $   8,152       $  11,853
 2/18/98      $   8,088       $  11,961
 2/19/98      $   8,130       $  11,917
 2/20/98      $   8,066       $  11,985
 2/21/98      $   8,066       $  11,985
 2/22/98      $   8,066       $  11,985
 2/23/98      $   8,045       $  12,031
 2/24/98      $   8,098       $  11,943
 2/25/98      $   8,002       $  12,086
 2/26/98      $   7,959       $  12,153
 2/27/98      $   7,959       $  12,161
 2/28/98      $   7,959       $  12,161
  3/1/98      $   7,959       $  12,161
  3/2/98      $   7,970       $  12,142
  3/3/98      $   7,927       $  12,192
  3/4/98      $   7,981       $  12,138
  3/5/98      $   8,045       $  11,995
  3/6/98      $   7,895       $  12,234
  3/7/98      $   7,895       $  12,234
  3/8/98      $   7,895       $  12,234
  3/9/98      $   7,917       $  12,195
 3/10/98      $   7,842       $  12,334
 3/11/98      $   7,821       $  12,382
 3/12/98      $   7,788       $  12,399
 3/13/98      $   7,821       $  12,384
 3/14/98      $   7,821       $  12,384
 3/15/98      $   7,821       $  12,384
 3/16/98      $   7,735       $  12,508
 3/17/98      $   7,714       $  12,521
 3/18/98      $   7,682       $  12,580
 3/19/98      $   7,660       $  12,629
 3/20/98      $   7,618       $  12,738
 3/21/98      $   7,618       $  12,738
 3/22/98      $   7,618       $  12,738
 3/23/98      $   7,639       $  12,696
 3/24/98      $   7,575       $  12,813
 3/25/98      $   7,596       $  12,770
 3/26/98      $   7,607       $  12,757
 3/27/98      $   7,639       $  12,695
 3/28/98      $   7,639       $  12,695
 3/29/98      $   7,639       $  12,695
 3/30/98      $   7,650       $  12,673
 3/31/98      $   7,618       $  12,768
  4/1/98      $   7,564       $  12,842
  4/2/98      $   7,479       $  12,980
  4/3/98      $   7,447       $  13,011
  4/4/98      $   7,447       $  13,011
  4/5/98      $   7,447       $  13,011
  4/6/98      $   7,500       $  12,996
  4/7/98      $   7,553       $  12,859
  4/8/98      $   7,596       $  12,767
  4/9/98      $   7,543       $  12,872
 4/10/98      $   7,543       $  12,872
 4/11/98      $   7,543       $  12,872
 4/12/98      $   7,543       $  12,872
 4/13/98      $   7,564       $  12,860
 4/14/98      $   7,511       $  12,930
 4/15/98      $   7,489       $  12,972
 4/16/98      $   7,575       $  12,843
 4/17/98      $   7,468       $  13,011
 4/18/98      $   7,468       $  13,011
 4/19/98      $   7,468       $  13,011
 4/20/98      $   7,479       $  13,022
 4/21/98      $   7,436       $  13,053
 4/22/98      $   7,425       $  13,096
 4/23/98      $   7,489       $  12,975
 4/24/98      $   7,585       $  12,839
 4/25/98      $   7,585       $  12,839
 4/26/98      $   7,585       $  12,839
 4/27/98      $   7,714       $  12,592
 4/28/98      $   7,724       $  12,575
 4/29/98      $   7,682       $  12,686
 4/30/98      $   7,543       $  12,884
  5/1/98      $   7,468       $  12,991
  5/2/98      $   7,468       $  12,991
  5/3/98      $   7,468       $  12,991
  5/4/98      $   7,479       $  13,004
  5/5/98      $   7,532       $  12,929
  5/6/98      $   7,628       $  12,805
  5/7/98      $   7,682       $  12,692
  5/8/98      $   7,564       $  12,842
  5/9/98      $   7,564       $  12,842
 5/10/98      $   7,564       $  12,842
 5/11/98      $   7,575       $  12,825
 5/12/98      $   7,511       $  12,931
 5/13/98      $   7,500       $  12,966
 5/14/98      $   7,532       $  12,949
 5/15/98      $   7,575       $  12,849
 5/16/98      $   7,575       $  12,849
 5/17/98      $   7,575       $  12,849
 5/18/98      $   7,607       $  12,815
 5/19/98      $   7,553       $  12,858
 5/20/98      $   7,489       $  12,969
 5/21/98      $   7,532       $  12,918
 5/22/98      $   7,564       $  12,869
 5/23/98      $   7,564       $  12,869
 5/24/98      $   7,564       $  12,869
 5/25/98      $   7,564       $  12,869
 5/26/98      $   7,692       $  12,679
 5/27/98      $   7,671       $  12,658
 5/28/98      $   7,639       $  12,720
 5/29/98      $   7,714       $  12,642
 5/30/98      $   7,714       $  12,642
 5/31/98      $   7,714       $  12,642
  6/1/98      $   7,682       $  12,643
  6/2/98      $   7,682       $  12,667
  6/3/98      $   7,799       $  12,548
  6/4/98      $   7,660       $  12,688
  6/5/98      $   7,521       $  12,909
  6/6/98      $   7,521       $  12,909
  6/7/98      $   7,521       $  12,909
  6/8/98      $   7,521       $  12,930
  6/9/98      $   7,511       $  12,961
 6/10/98      $   7,553       $  12,890
 6/11/98      $   7,692       $  12,685
 6/12/98      $   7,628       $  12,734
 6/13/98      $   7,628       $  12,734
 6/14/98      $   7,628       $  12,734
 6/15/98      $   7,821       $  12,481
 6/16/98      $   7,714       $  12,604
 6/17/98      $   7,553       $  12,830
 6/18/98      $   7,585       $  12,822
 6/19/98      $   7,628       $  12,755
 6/20/98      $   7,628       $  12,755
 6/21/98      $   7,628       $  12,755
 6/22/98      $   7,596       $  12,785
 6/23/98      $   7,511       $  12,974
 6/24/98      $   7,415       $  13,129
 6/25/98      $   7,425       $  13,087
 6/26/98      $   7,393       $  13,133
 6/27/98      $   7,393       $  13,133
 6/28/98      $   7,393       $  13,133
 6/29/98      $   7,372       $  13,194
 6/30/98      $   7,425       $  13,140
  7/1/98      $   7,340       $  13,311
  7/2/98      $   7,329       $  13,286
  7/3/98      $   7,329       $  13,286
  7/4/98      $   7,329       $  13,286
  7/5/98      $   7,329       $  13,286
  7/6/98      $   7,254       $  13,412
  7/7/98      $   7,276       $  13,381
  7/8/98      $   7,222       $  13,517
  7/9/98      $   7,265       $  13,427
 7/10/98      $   7,233       $  13,493
 7/11/98      $   7,233       $  13,493
 7/12/98      $   7,233       $  13,493
 7/13/98      $   7,233       $  13,503
 7/14/98      $   7,147       $  13,647
 7/15/98      $   7,169       $  13,615
 7/16/98      $   7,115       $  13,722
 7/17/98      $   7,115       $  13,753
 7/18/98      $   7,115       $  13,753
 7/19/98      $   7,115       $  13,753
 7/20/98      $   7,115       $  13,723
 7/21/98      $   7,233       $  13,502
 7/22/98      $   7,233       $  13,491
 7/23/98      $   7,372       $  13,209
 7/24/98      $   7,382       $  13,221
 7/25/98      $   7,382       $  13,221
 7/26/98      $   7,382       $  13,221
 7/27/98      $   7,340       $  13,296
 7/28/98      $   7,447       $  13,098
 7/29/98      $   7,489       $  13,040
 7/30/98      $   7,382       $  13,245
 7/31/98      $   7,532       $  12,987
  8/1/98      $   7,532       $  12,987
  8/2/98      $   7,532       $  12,987
  8/3/98      $   7,564       $  12,892
  8/4/98      $   7,853       $  12,425
  8/5/98      $   7,746       $  12,533
  8/6/98      $   7,724       $  12,628
  8/7/98      $   7,703       $  12,626
  8/8/98      $   7,703       $  12,626
  8/9/98      $   7,703       $  12,626
 8/10/98      $   7,746       $  12,553
 8/11/98      $   7,863       $  12,388
 8/12/98      $   7,724       $  12,565
 8/13/98      $   7,831       $  12,457
 8/14/98      $   7,927       $  12,316
 8/15/98      $   7,927       $  12,316
 8/16/98      $   7,927       $  12,316
 8/17/98      $   7,767       $  12,559
 8/18/98      $   7,618       $  12,762
 8/19/98      $   7,639       $  12,725
 8/20/98      $   7,682       $  12,651
 8/21/98      $   7,746       $  12,530
 8/22/98      $   7,746       $  12,530
 8/23/98      $   7,746       $  12,530
 8/24/98      $   7,692       $  12,610
 8/25/98      $   7,682       $  12,665
 8/26/98      $   7,724       $  12,565
 8/27/98      $   8,088       $  12,083
 8/28/98      $   8,120       $  11,905
 8/29/98      $   8,120       $  11,905
 8/30/98      $   8,120       $  11,905
 8/31/98      $   8,729       $  11,097
  9/1/98      $   8,312       $  11,522
  9/2/98      $   8,376       $  11,479
  9/3/98      $   8,440       $  11,383
  9/4/98      $   8,515       $  11,286
  9/5/98      $   8,515       $  11,286
  9/6/98      $   8,515       $  11,286
  9/7/98      $   8,515       $  11,286
  9/8/98      $   8,056       $  11,861
  9/9/98      $   8,248       $  11,661
 9/10/98      $   8,526       $  11,359
 9/11/98      $   8,141       $  11,694
 9/12/98      $   8,141       $  11,694
 9/13/98      $   8,141       $  11,694
 9/14/98      $   8,002       $  11,933
 9/15/98      $   7,959       $  12,026
 9/16/98      $   7,874       $  12,116
 9/17/98      $   8,088       $  11,808
 9/18/98      $   8,088       $  11,822
 9/19/98      $   8,088       $  11,822
 9/20/98      $   8,088       $  11,822
 9/21/98      $   8,088       $  11,866
 9/22/98      $   8,024       $  11,934
 9/23/98      $   7,724       $  12,355
 9/24/98      $   7,895       $  12,084
 9/25/98      $   7,917       $  12,108
 9/26/98      $   7,917       $  12,108
 9/27/98      $   7,917       $  12,108
 9/28/98      $   7,821       $  12,153
 9/29/98      $   7,863       $  12,157
 9/30/98      $   8,098       $  11,787
 10/1/98      $   8,344       $  11,431
 10/2/98      $   8,184       $  11,619
 10/3/98      $   8,184       $  11,619
 10/4/98      $   8,184       $  11,619
 10/5/98      $   8,333       $  11,456
 10/6/98      $   8,344       $  11,410
 10/7/98      $   8,472       $  11,249
 10/8/98      $   8,536       $  11,119
 10/9/98      $   8,344       $  11,407
10/10/98      $   8,344       $  11,407
10/11/98      $   8,344       $  11,407
10/12/98      $   8,237       $  11,562
10/13/98      $   8,259       $  11,529
10/14/98      $   8,184       $  11,653
10/15/98      $   7,756       $  12,139
10/16/98      $   7,746       $  12,243
10/17/98      $   7,746       $  12,243
10/18/98      $   7,746       $  12,243
10/19/98      $   7,724       $  12,312
10/20/98      $   7,692       $  12,330
10/21/98      $   7,703       $  12,399
10/22/98      $   7,596       $  12,499
10/23/98      $   7,692       $  12,408
10/24/98      $   7,692       $  12,408
10/25/98      $   7,692       $  12,408
10/26/98      $   7,639       $  12,427
10/27/98      $   7,682       $  12,346
10/28/98      $   7,703       $  12,378
10/29/98      $   7,521       $  12,585
10/30/98      $   7,468       $  12,732
10/31/98      $   7,468       $  12,732
 11/1/98      $   7,468       $  12,732
 11/2/98      $   7,350       $  12,882
 11/3/98      $   7,404       $  12,874
 11/4/98      $   7,329       $  12,964
 11/5/98      $   7,233       $  13,138
 11/6/98      $   7,190       $  13,223
 11/7/98      $   7,190       $  13,223
 11/8/98      $   7,190       $  13,223
 11/9/98      $   7,265       $  13,098
11/10/98      $   7,308       $  13,075
11/11/98      $   7,318       $  12,991
11/12/98      $   7,340       $  12,953
11/13/98      $   7,276       $  13,046
11/14/98      $   7,276       $  13,046
11/15/98      $   7,276       $  13,046
11/16/98      $   7,222       $  13,163
11/17/98      $   7,212       $  13,204
11/18/98      $   7,169       $  13,263
11/19/98      $   7,115       $  13,358
11/20/98      $   7,062       $  13,484
11/21/98      $   7,062       $  13,484
11/22/98      $   7,062       $  13,484
11/23/98      $   6,891       $  13,770
11/24/98      $   6,944       $  13,710
11/25/98      $   6,944       $  13,755
11/26/98      $   6,944       $  13,755
11/27/98      $   6,902       $  13,817
11/28/98      $   6,902       $  13,817
11/29/98      $   6,902       $  13,817
11/30/98      $   7,094       $  13,485
 12/1/98      $   7,009       $  13,620
 12/2/98      $   7,051       $  13,574
 12/3/98      $   7,169       $  13,329
 12/4/98      $   6,987       $  13,637
 12/5/98      $   6,987       $  13,637
 12/6/98      $   6,987       $  13,637
 12/7/98      $   6,944       $  13,764
 12/8/98      $   6,987       $  13,691
 12/9/98      $   6,966       $  13,715
12/10/98      $   7,073       $  13,501
12/11/98      $   7,094       $  13,518
12/12/98      $   7,094       $  13,518
12/13/98      $   7,094       $  13,518
12/14/98      $   7,254       $  13,225
12/15/98      $   7,083       $  13,476
12/16/98      $   7,094       $  13,466
12/17/98      $   6,976       $  13,675
12/18/98      $   6,976       $  13,768
12/19/98      $   6,976       $  13,768
12/20/98      $   6,976       $  13,768
12/21/98      $   6,880       $  13,940
12/22/98      $   6,848       $  13,948
12/23/98      $   6,731       $  14,238
12/24/98      $   6,763       $  14,211
12/25/98      $   6,763       $  14,211
12/26/98      $   6,763       $  14,211
12/27/98      $   6,763       $  14,211
12/28/98      $   6,784       $  14,202
12/29/98      $   6,677       $  14,391
12/30/98      $   6,731       $  14,277
12/31/98      $   6,731       $  14,246
  1/1/99      $   6,731       $  14,246
  1/2/99      $   6,731       $  14,246
  1/3/99      $   6,731       $  14,246
  1/4/99      $   6,752       $  14,232
  1/5/99      $   6,688       $  14,426
  1/6/99      $   6,538       $  14,745
  1/7/99      $   6,560       $  14,715
  1/8/99      $   6,517       $  14,777
  1/9/99      $   6,517       $  14,777
 1/10/99      $   6,517       $  14,777
 1/11/99      $   6,592       $  14,647
 1/12/99      $   6,709       $  14,365
 1/13/99      $   6,763       $  14,305
 1/14/99      $   6,870       $  14,048
 1/15/99      $   6,688       $  14,408
 1/16/99      $   6,688       $  14,408
 1/17/99      $   6,688       $  14,408
 1/18/99      $   6,688       $  14,408
 1/19/99      $   6,603       $  14,497
 1/20/99      $   6,549       $  14,563
 1/21/99      $   6,731       $  14,314
 1/22/99      $   6,731       $  14,199
 1/23/99      $   6,731       $  14,199
 1/24/99      $   6,731       $  14,199
 1/25/99      $   6,667       $  14,301
 1/26/99      $   6,549       $  14,513
 1/27/99      $   6,624       $  14,407
 1/28/99      $   6,549       $  14,664
 1/29/99      $   6,453       $  14,830
 1/30/99      $   6,453       $  14,830
 1/31/99      $   6,453       $  14,830
  2/1/99      $   6,496       $  14,753
  2/2/99      $   6,549       $  14,625
  2/3/99      $   6,485       $  14,742
  2/4/99      $   6,571       $  14,469
  2/5/99      $   6,645       $  14,363
  2/6/99      $   6,645       $  14,363
  2/7/99      $   6,645       $  14,363
  2/8/99      $   6,624       $  14,414
  2/9/99      $   6,774       $  14,094
 2/10/99      $   6,731       $  14,180
 2/11/99      $   6,538       $  14,533
 2/12/99      $   6,677       $  14,256
 2/13/99      $   6,677       $  14,256
 2/14/99      $   6,677       $  14,256
 2/15/99      $   6,677       $  14,256
 2/16/99      $   6,645       $  14,392
 2/17/99      $   6,720       $  14,185
 2/18/99      $   6,667       $  14,339
 2/19/99      $   6,645       $  14,361
 2/20/99      $   6,645       $  14,361
 2/21/99      $   6,645       $  14,361
 2/22/99      $   6,485       $  14,743
 2/23/99      $   6,496       $  14,732
 2/24/99      $   6,603       $  14,526
 2/25/99      $   6,667       $  14,429
 2/26/99      $   6,699       $  14,351
 2/27/99      $   6,699       $  14,351
 2/28/99      $   6,699       $  14,351
  3/1/99      $   6,677       $  14,326
  3/2/99      $   6,741       $  14,202
  3/3/99      $   6,709       $  14,228
  3/4/99      $   6,613       $  14,447
  3/5/99      $   6,464       $  14,781
  3/6/99      $   6,464       $  14,781
  3/7/99      $   6,464       $  14,781
  3/8/99      $   6,432       $  14,866
  3/9/99      $   6,464       $  14,832
 3/10/99      $   6,410       $  14,913
 3/11/99      $   6,335       $  15,039
 3/12/99      $   6,421       $  15,003
 3/13/99      $   6,421       $  15,003
 3/14/99      $   6,421       $  15,003
 3/15/99      $   6,346       $  15,150
 3/16/99      $   6,346       $  15,139
 3/17/99      $   6,389       $  15,040
 3/18/99      $   6,282       $  15,257
 3/19/99      $   6,400       $  15,057
 3/20/99      $   6,400       $  15,057
 3/21/99      $   6,400       $  15,057
 3/22/99      $   6,389       $  15,031
 3/23/99      $   6,571       $  14,627
 3/24/99      $   6,538       $  14,702
 3/25/99      $   6,410       $  14,950
 3/26/99      $   6,442       $  14,866
 3/27/99      $   6,442       $  14,866
 3/28/99      $   6,442       $  14,866
 3/29/99      $   6,325       $  15,184
 3/30/99      $   6,335       $  15,074
 3/31/99      $   6,432       $  14,908
  4/1/99      $   6,378       $  14,993
  4/2/99      $   6,378       $  14,993
  4/3/99      $   6,378       $  14,993
  4/4/99      $   6,378       $  14,993
  4/5/99      $   6,229       $  15,310
  4/6/99      $   6,250       $  15,273
  4/7/99      $   6,207       $  15,377
  4/8/99      $   6,122       $  15,575
  4/9/99      $   6,122       $  15,626
 4/10/99      $   6,122       $  15,626
 4/11/99      $   6,122       $  15,626
 4/12/99      $   6,068       $  15,745
 4/13/99      $   6,111       $  15,643
 4/14/99      $   6,218       $  15,395
 4/15/99      $   6,239       $  15,331
 4/16/99      $   6,271       $  15,286
 4/17/99      $   6,271       $  15,286
 4/18/99      $   6,271       $  15,286
 4/19/99      $   6,400       $  14,944
 4/20/99      $   6,314       $  15,137
 4/21/99      $   6,175       $  15,484
 4/22/99      $   6,079       $  15,747
 4/23/99      $   6,090       $  15,725
 4/24/99      $   6,090       $  15,725
 4/25/99      $   6,090       $  15,725
 4/26/99      $   6,068       $  15,762
 4/27/99      $   6,047       $  15,793
 4/28/99      $   6,111       $  15,656
 4/29/99      $   6,154       $  15,562
 4/30/99      $   6,207       $  15,473
  5/1/99      $   6,207       $  15,473
  5/2/99      $   6,207       $  15,473
  5/3/99      $   6,100       $  15,699
  5/4/99      $   6,143       $  15,437
  5/5/99      $   6,111       $  15,614
  5/6/99      $   6,154       $  15,437
  5/7/99      $   6,111       $  15,587
  5/8/99      $   6,111       $  15,587
  5/9/99      $   6,111       $  15,587
 5/10/99      $   6,132       $  15,533
 5/11/99      $   6,068       $  15,710
 5/12/99      $   6,026       $  15,807
 5/13/99      $   5,983       $  15,849
 5/14/99      $   6,122       $  15,504
 5/15/99      $   6,122       $  15,504
 5/16/99      $   6,122       $  15,504
 5/17/99      $   6,111       $  15,523
 5/18/99      $   6,132       $  15,452
 5/19/99      $   6,079       $  15,578
 5/20/99      $   6,122       $  15,516
 5/21/99      $   6,165       $  15,417
 5/22/99      $   6,165       $  15,417
 5/23/99      $   6,165       $  15,417
 5/24/99      $   6,271       $  15,146
 5/25/99      $   6,389       $  14,885
 5/26/99      $   6,293       $  15,121
 5/27/99      $   6,400       $  14,850
 5/28/99      $   6,303       $  15,087
 5/29/99      $   6,303       $  15,087
 5/30/99      $   6,303       $  15,087
 5/31/99      $   6,303       $  15,087
  6/1/99      $   6,325       $  14,999
  6/2/99      $   6,335       $  15,006
  6/3/99      $   6,293       $  15,060
  6/4/99      $   6,165       $  15,387
  6/5/99      $   6,165       $  15,387
  6/6/99      $   6,165       $  15,387
  6/7/99      $   6,143       $  15,466
  6/8/99      $   6,207       $  15,267
  6/9/99      $   6,218       $  15,282
 6/10/99      $   6,282       $  15,098
 6/11/99      $   6,335       $  14,992
 6/12/99      $   6,335       $  14,992
 6/13/99      $   6,335       $  14,992
 6/14/99      $   6,325       $  14,996
 6/15/99      $   6,282       $  15,079
 6/16/99      $   6,154       $  15,418
 6/17/99      $   6,100       $  15,528
 6/18/99      $   6,090       $  15,562
 6/19/99      $   6,090       $  15,562
 6/20/99      $   6,090       $  15,562
 6/21/99      $   6,079       $  15,634
 6/22/99      $   6,132       $  15,482
 6/23/99      $   6,154       $  15,449
 6/24/99      $   6,229       $  15,249
 6/25/99      $   6,218       $  15,243
 6/26/99      $   6,218       $  15,243
 6/27/99      $   6,218       $  15,243
 6/28/99      $   6,154       $  15,429
 6/29/99      $   6,079       $  15,662
 6/30/99      $   5,994       $  15,908
  7/1/99      $   5,940       $  16,004
  7/2/99      $   5,897       $  16,123
  7/3/99      $   5,897       $  16,123
  7/4/99      $   5,897       $  16,123
  7/5/99      $   5,897       $  16,123
  7/6/99      $   5,908       $  16,087
  7/7/99      $   5,887       $  16,177
  7/8/99      $   5,887       $  16,160
  7/9/99      $   5,855       $  16,263
 7/10/99      $   5,855       $  16,263
 7/11/99      $   5,855       $  16,263
 7/12/99      $   5,876       $  16,214
 7/13/99      $   5,897       $  16,150
 7/14/99      $   5,876       $  16,203
 7/15/99      $   5,833       $  16,336
 7/16/99      $   5,801       $  16,442
 7/17/99      $   5,801       $  16,442
 7/18/99      $   5,801       $  16,442
 7/19/99      $   5,833       $  16,313
 7/20/99      $   5,972       $  15,959
 7/21/99      $   5,972       $  15,985
 7/22/99      $   6,047       $  15,772
 7/23/99      $   6,068       $  15,726
 7/24/99      $   6,068       $  15,726
 7/25/99      $   6,068       $  15,726
 7/26/99      $   6,111       $  15,619
 7/27/99      $   6,047       $  15,794
 7/28/99      $   6,026       $  15,824
 7/29/99      $   6,132       $  15,541
 7/30/99      $   6,207       $  15,399
 7/31/99      $   6,207       $  15,399
  8/1/99      $   6,207       $  15,399
  8/2/99      $   6,197       $  15,391
  8/3/99      $   6,229       $  15,323
  8/4/99      $   6,325       $  15,127
  8/5/99      $   6,271       $  15,225
  8/6/99      $   6,335       $  15,069
  8/7/99      $   6,335       $  15,069
  8/8/99      $   6,335       $  15,069
  8/9/99      $   6,346       $  15,040
 8/10/99      $   6,432       $  14,850
 8/11/99      $   6,335       $  15,088
 8/12/99      $   6,346       $  15,044
 8/13/99      $   6,207       $  15,386
 8/14/99      $   6,207       $  15,386
 8/15/99      $   6,207       $  15,386
 8/16/99      $   6,186       $  15,422
 8/17/99      $   6,132       $  15,577
 8/18/99      $   6,186       $  15,446
 8/19/99      $   6,229       $  15,339
 8/20/99      $   6,175       $  15,490
 8/21/99      $   6,175       $  15,490
 8/22/99      $   6,175       $  15,490
 8/23/99      $   6,058       $  15,764
 8/24/99      $   6,047       $  15,802
 8/25/99      $   5,962       $  16,014
 8/26/99      $   6,047       $  15,784
 8/27/99      $   6,111       $  15,625
 8/28/99      $   6,111       $  15,625
 8/29/99      $   6,111       $  15,625
 8/30/99      $   6,239       $  15,344
 8/31/99      $   6,250       $  15,302
  9/1/99      $   6,197       $  15,426
  9/2/99      $   6,261       $  15,287
  9/3/99      $   6,068       $  15,729
  9/4/99      $   6,068       $  15,729
  9/5/99      $   6,068       $  15,729
  9/6/99      $   6,068       $  15,729
  9/7/99      $   6,111       $  15,650
  9/8/99      $   6,143       $  15,577
  9/9/99      $   6,134       $  15,618
 9/10/99      $   6,112       $  15,664
 9/11/99      $   6,112       $  15,664
 9/12/99      $   6,112       $  15,664
 9/13/99      $   6,144       $  15,577
 9/14/99      $   6,187       $  15,486
 9/15/99      $   6,273       $  15,274
 9/16/99      $   6,273       $  15,280
 9/17/99      $   6,198       $  15,476
 9/18/99      $   6,198       $  15,476
 9/19/99      $   6,198       $  15,476
 9/20/99      $   6,198       $  15,477
 9/21/99      $   6,326       $  15,154
 9/22/99      $   6,315       $  15,188
 9/23/99      $   6,476       $  14,843
 9/24/99      $   6,476       $  14,803
 9/25/99      $   6,476       $  14,803
 9/26/99      $   6,476       $  14,803
 9/27/99      $   6,454       $  14,872
 9/28/99      $   6,465       $  14,859
 9/29/99      $   6,540       $  14,699
 9/30/99      $   6,465       $  14,865
 10/1/99      $   6,465       $  14,866
 10/2/99      $   6,465       $  14,866
 10/3/99      $   6,465       $  14,866
 10/4/99      $   6,347       $  15,119
 10/5/99      $   6,358       $  15,081
 10/6/99      $   6,262       $  15,360
 10/7/99      $   6,283       $  15,270
 10/8/99      $   6,209       $  15,483
 10/9/99      $   6,209       $  15,483
10/10/99      $   6,209       $  15,483
10/11/99      $   6,209       $  15,474
10/12/99      $   6,315       $  15,217
10/13/99      $   6,465       $  14,898
10/14/99      $   6,476       $  14,874
10/15/99      $   6,657       $  14,456
10/16/99      $   6,657       $  14,456
10/17/99      $   6,657       $  14,456
10/18/99      $   6,615       $  14,534
10/19/99      $   6,593       $  14,617
10/20/99      $   6,444       $  14,943
10/21/99      $   6,465       $  14,876
10/22/99      $   6,380       $  15,085
10/23/99      $   6,380       $  15,085
10/24/99      $   6,380       $  15,085
10/25/99      $   6,422       $  14,992
10/26/99      $   6,486       $  14,856
10/27/99      $   6,401       $  15,028
10/28/99      $   6,177       $  15,558
10/29/99      $   6,080       $  15,795
10/30/99      $   6,080       $  15,795
10/31/99      $   6,080       $  15,795
 11/1/99      $   6,123       $  15,693
 11/2/99      $   6,166       $  15,619
 11/3/99      $   6,134       $  15,702
 11/4/99      $   6,102       $  15,792
 11/5/99      $   6,059       $  15,880
 11/6/99      $   6,059       $  15,880
 11/7/99      $   6,059       $  15,880
 11/8/99      $   6,038       $  15,958
 11/9/99      $   6,091       $  15,822
11/10/99      $   6,059       $  15,917
11/11/99      $   6,027       $  16,010
11/12/99      $   5,963       $  16,179
11/13/99      $   5,963       $  16,179
11/14/99      $   5,963       $  16,179
11/15/99      $   5,963       $  16,160
11/16/99      $   5,845       $  16,457
11/17/99      $   5,899       $  16,349
11/18/99      $   5,845       $  16,514
11/19/99      $   5,856       $  16,480
11/20/99      $   5,856       $  16,480
11/21/99      $   5,856       $  16,480
11/22/99      $   5,867       $  16,467
11/23/99      $   5,931       $  16,278
11/24/99      $   5,877       $  16,423
11/25/99      $   5,877       $  16,423
11/26/99      $   5,899       $  16,417
11/27/99      $   5,899       $  16,417
11/28/99      $   5,899       $  16,417
11/29/99      $   5,931       $  16,315
11/30/99      $   6,016       $  16,098
 12/1/99      $   5,963       $  16,198
 12/2/99      $   5,920       $  16,329
 12/3/99      $   5,824       $  16,611
 12/4/99      $   5,824       $  16,611
 12/5/99      $   5,824       $  16,611
 12/6/99      $   5,867       $  16,495
 12/7/99      $   5,909       $  16,331
 12/8/99      $   5,952       $  16,270
 12/9/99      $   5,941       $  16,319
12/10/99      $   5,899       $  16,422
12/11/99      $   5,899       $  16,422
12/12/99      $   5,899       $  16,422
12/13/99      $   5,899       $  16,401
12/14/99      $   5,952       $  16,261
12/15/99      $   5,920       $  16,379
12/16/99      $   5,888       $  16,442
12/17/99      $   5,877       $  16,469
12/18/99      $   5,877       $  16,469
12/19/99      $   5,877       $  16,469
12/20/99      $   5,909       $  16,434
12/21/99      $   5,835       $  16,612
12/22/99      $   5,835       $  16,643
12/23/99      $   5,738       $  16,901
12/24/99      $   5,738       $  16,901
12/25/99      $   5,738       $  16,901
12/26/99      $   5,738       $  16,901
12/27/99      $   5,760       $  16,886
12/28/99      $   5,738       $  16,893
12/29/99      $   5,738       $  16,960
12/30/99      $   5,738       $  16,972
12/31/99      $   5,717       $  17,027
  1/1/00      $   5,717       $  17,027
  1/2/00      $   5,717       $  17,027
  1/3/00      $   5,781       $  16,865
  1/4/00      $   5,995       $  16,218
  1/5/00      $   5,984       $  16,249
  1/6/00      $   5,984       $  16,265
  1/7/00      $   5,803       $  16,705
  1/8/00      $   5,803       $  16,705
  1/9/00      $   5,803       $  16,705
 1/10/00      $   5,749       $  16,892
 1/11/00      $   5,824       $  16,671
 1/12/00      $   5,867       $  16,598
 1/13/00      $   5,792       $  16,800
 1/14/00      $   5,717       $  16,980
 1/15/00      $   5,717       $  16,980
 1/16/00      $   5,717       $  16,980
 1/17/00      $   5,717       $  16,980
 1/18/00      $   5,770       $  16,864
 1/19/00      $   5,760       $  16,872
 1/20/00      $   5,813       $  16,753
 1/21/00      $   5,824       $  16,704
 1/22/00      $   5,824       $  16,704
 1/23/00      $   5,824       $  16,704
 1/24/00      $   5,995       $  16,247
 1/25/00      $   5,963       $  16,341
 1/26/00      $   5,984       $  16,272
 1/27/00      $   5,995       $  16,208
 1/28/00      $   6,177       $  15,763
 1/29/00      $   6,177       $  15,763
 1/30/00      $   6,177       $  15,763
 1/31/00      $   6,038       $  16,160
  2/1/00      $   5,963       $  16,332
  2/2/00      $   5,973       $  16,330
  2/3/00      $   5,899       $  16,514
  2/4/00      $   5,899       $  16,507
  2/5/00      $   5,899       $  16,507
  2/6/00      $   5,899       $  16,507
  2/7/00      $   5,909       $  16,491
  2/8/00      $   5,835       $  16,708
  2/9/00      $   5,963       $  16,360
 2/10/00      $   5,952       $  16,420
 2/11/00      $   6,070       $  16,075
 2/12/00      $   6,070       $  16,075
 2/13/00      $   6,070       $  16,075
 2/14/00      $   6,059       $  16,108
 2/15/00      $   6,006       $  16,248
 2/16/00      $   6,070       $  16,082
 2/17/00      $   6,091       $  16,088
 2/18/00      $   6,251       $  15,600
 2/19/00      $   6,251       $  15,600
 2/20/00      $   6,251       $  15,600
 2/21/00      $   6,251       $  15,600
 2/22/00      $   6,241       $  15,670
 2/23/00      $   6,198       $  15,769
 2/24/00      $   6,251       $  15,685
 2/25/00      $   6,315       $  15,452
 2/26/00      $   6,315       $  15,452
 2/27/00      $   6,315       $  15,452
 2/28/00      $   6,273       $  15,623
 2/29/00      $   6,177       $  15,835
  3/1/00      $   6,123       $  15,983
  3/2/00      $   6,102       $  16,013
  3/3/00      $   5,984       $  16,331
  3/4/00      $   5,984       $  16,331
  3/5/00      $   5,984       $  16,331
  3/6/00      $   6,070       $  16,124
  3/7/00      $   6,230       $  15,710
  3/8/00      $   6,177       $  15,839
  3/9/00      $   6,027       $  16,244
 3/10/00      $   6,038       $  16,167
 3/11/00      $   6,038       $  16,167
 3/12/00      $   6,038       $  16,167
 3/13/00      $   6,102       $  16,035
 3/14/00      $   6,198       $  15,751
 3/15/00      $   6,070       $  16,134
 3/16/00      $   5,749       $  16,902
 3/17/00      $   5,738       $  16,972
 3/18/00      $   5,738       $  16,972
 3/19/00      $   5,738       $  16,972
 3/20/00      $   5,760       $  16,881
 3/21/00      $   5,621       $  17,312
 3/22/00      $   5,610       $  17,391
 3/23/00      $   5,503       $  17,700
 3/24/00      $   5,493       $  17,702
 3/25/00      $   5,493       $  17,702
 3/26/00      $   5,493       $  17,702
 3/27/00      $   5,514       $  17,660
 3/28/00      $   5,578       $  17,473
 3/29/00      $   5,557       $  17,482
 3/30/00      $   5,653       $  17,244
 3/31/00      $   5,610       $  17,367
  4/1/00      $   5,610       $  17,367
  4/2/00      $   5,610       $  17,367
  4/3/00      $   5,578       $  17,453
  4/4/00      $   5,610       $  17,322
  4/5/00      $   5,653       $  17,237
  4/6/00      $   5,610       $  17,399
  4/7/00      $   5,546       $  17,573
  4/8/00      $   5,546       $  17,573
  4/9/00      $   5,546       $  17,573
 4/10/00      $   5,599       $  17,435
 4/11/00      $   5,610       $  17,390
 4/12/00      $   5,760       $  17,003
 4/13/00      $   5,856       $  16,694
 4/14/00      $   6,219       $  15,730
 4/15/00      $   6,219       $  15,730
 4/16/00      $   6,219       $  15,730
 4/17/00      $   6,006       $  16,241
 4/18/00      $   5,835       $  16,707
 4/19/00      $   5,877       $  16,543
 4/20/00      $   5,867       $  16,625
 4/21/00      $   5,867       $  16,625
 4/22/00      $   5,867       $  16,625
 4/23/00      $   5,867       $  16,625
 4/24/00      $   5,888       $  16,571
 4/25/00      $   5,685       $  17,122
 4/26/00      $   5,749       $  16,931
 4/27/00      $   5,738       $  16,977
 4/28/00      $   5,792       $  16,832
 4/29/00      $   5,792       $  16,832
 4/30/00      $   5,792       $  16,832
  5/1/00      $   5,728       $  17,016
  5/2/00      $   5,813       $  16,761
  5/3/00      $   5,931       $  16,400
  5/4/00      $   5,963       $  16,333
  5/5/00      $   5,867       $  16,603
  5/6/00      $   5,867       $  16,603
  5/7/00      $   5,867       $  16,603
  5/8/00      $   5,909       $  16,505
  5/9/00      $   5,952       $  16,365
 5/10/00      $   6,080       $  16,028
 5/11/00      $   5,963       $  16,315
 5/12/00      $   5,909       $  16,468
 5/13/00      $   5,909       $  16,468
 5/14/00      $   5,909       $  16,468
 5/15/00      $   5,792       $  16,831
 5/16/00      $   5,738       $  16,990
 5/17/00      $   5,803       $  16,779
 5/18/00      $   5,856       $  16,656
 5/19/00      $   5,984       $  16,305
 5/20/00      $   5,984       $  16,305
 5/21/00      $   5,984       $  16,305
 5/22/00      $   6,016       $  16,233
 5/23/00      $   6,123       $  15,922
 5/24/00      $   6,016       $  16,214
 5/25/00      $   6,080       $  16,010
 5/26/00      $   6,102       $  15,970
 5/27/00      $   6,102       $  15,970
 5/28/00      $   6,102       $  15,970
 5/29/00      $   6,102       $  15,970
 5/30/00      $   5,909       $  16,485
 5/31/00      $   5,941       $  16,463
  6/1/00      $   5,824       $  16,790
  6/2/00      $   5,706       $  17,120
  6/3/00      $   5,706       $  17,120
  6/4/00      $   5,706       $  17,120
  6/5/00      $   5,738       $  17,008
  6/6/00      $   5,781       $  16,895
  6/7/00      $   5,728       $  17,052
  6/8/00      $   5,770       $  16,939
  6/9/00      $   5,781       $  16,885
 6/10/00      $   5,781       $  16,885
 6/11/00      $   5,781       $  16,885
 6/12/00      $   5,835       $  16,758
 6/13/00      $   5,749       $  17,029
 6/14/00      $   5,738       $  17,042
 6/15/00      $   5,717       $  17,135
 6/16/00      $   5,760       $  16,972
 6/17/00      $   5,760       $  16,972
 6/18/00      $   5,760       $  16,972
 6/19/00      $   5,685       $  17,221
 6/20/00      $   5,728       $  17,105
 6/21/00      $   5,728       $  17,142
 6/22/00      $   5,824       $  16,829
 6/23/00      $   5,867       $  16,705
 6/24/00      $   5,867       $  16,705
 6/25/00      $   5,867       $  16,705
 6/26/00      $   5,813       $  16,865
 6/27/00      $   5,835       $  16,810
 6/28/00      $   5,824       $  16,860
 6/29/00      $   5,888       $  16,716
 6/30/00      $   5,856       $  16,857
  7/1/00      $   5,856       $  16,857
  7/2/00      $   5,856       $  16,857
  7/3/00      $   5,781       $  17,028
  7/4/00      $   5,781       $  17,028
  7/5/00      $   5,877       $  16,760
  7/6/00      $   5,835       $  16,881
  7/7/00      $   5,738       $  17,139
  7/8/00      $   5,738       $  17,139
  7/9/00      $   5,738       $  17,139
 7/10/00      $   5,749       $  17,101
 7/11/00      $   5,728       $  17,162
 7/12/00      $   5,685       $  17,301
 7/13/00      $   5,674       $  17,335
 7/14/00      $   5,632       $  17,499
 7/15/00      $   5,632       $  17,499
 7/16/00      $   5,632       $  17,499
 7/17/00      $   5,621       $  17,505
 7/18/00      $   5,685       $  17,311
 7/19/00      $   5,728       $  17,174
 7/20/00      $   5,674       $  17,331
 7/21/00      $   5,738       $  17,154
 7/22/00      $   5,738       $  17,154
 7/23/00      $   5,738       $  17,154
 7/24/00      $   5,813       $  16,970
 7/25/00      $   5,770       $  17,088
 7/26/00      $   5,845       $  16,832
 7/27/00      $   5,867       $  16,800
 7/28/00      $   5,995       $  16,455
 7/29/00      $   5,995       $  16,455
 7/30/00      $   5,995       $  16,455
 7/31/00      $   5,963       $  16,582
  8/1/00      $   5,931       $  16,666
  8/2/00      $   5,909       $  16,673
  8/3/00      $   5,867       $  16,834
  8/4/00      $   5,835       $  16,954
  8/5/00      $   5,835       $  16,954
  8/6/00      $   5,835       $  16,954
  8/7/00      $   5,770       $  17,144
  8/8/00      $   5,749       $  17,184
  8/9/00      $   5,792       $  17,069
 8/10/00      $   5,845       $  16,923
 8/11/00      $   5,803       $  17,057
 8/12/00      $   5,803       $  17,057
 8/13/00      $   5,803       $  17,057
 8/14/00      $   5,728       $  17,286
 8/15/00      $   5,749       $  17,203
 8/16/00      $   5,781       $  17,150
 8/17/00      $   5,717       $  17,338
 8/18/00      $   5,738       $  17,288
 8/19/00      $   5,738       $  17,288
 8/20/00      $   5,738       $  17,288
 8/21/00      $   5,706       $  17,377
 8/22/00      $   5,717       $  17,362
 8/23/00      $   5,696       $  17,453
 8/24/00      $   5,685       $  17,480
 8/25/00      $   5,696       $  17,458
 8/26/00      $   5,696       $  17,458
 8/27/00      $   5,696       $  17,458
 8/28/00      $   5,664       $  17,547
 8/29/00      $   5,685       $  17,498
 8/30/00      $   5,717       $  17,414
 8/31/00      $   5,664       $  17,588
  9/1/00      $   5,653       $  17,624
  9/2/00      $   5,653       $  17,624
  9/3/00      $   5,653       $  17,624
  9/4/00      $   5,653       $  17,624
  9/5/00      $   5,706       $  17,466
  9/6/00      $   5,770       $  17,294
  9/7/00      $   5,728       $  17,413
  9/8/00      $   5,770       $  17,320
  9/9/00      $   5,770       $  17,320
 9/10/00      $   5,770       $  17,320
 9/11/00      $   5,792       $  17,259
 9/12/00      $   5,818       $  17,175
 9/13/00      $   5,807       $  17,209
 9/14/00      $   5,829       $  17,162
 9/15/00      $   5,894       $  16,987
 9/16/00      $   5,894       $  16,987
 9/17/00      $   5,894       $  16,987
 9/18/00      $   5,981       $  16,740
 9/19/00      $   5,916       $  16,919
 9/20/00      $   5,959       $  16,820
 9/21/00      $   5,959       $  16,793
 9/22/00      $   5,970       $  16,789
 9/23/00      $   5,970       $  16,789
 9/24/00      $   5,970       $  16,789
 9/25/00      $   6,014       $  16,677
 9/26/00      $   6,057       $  16,540
 9/27/00      $   6,068       $  16,533
 9/28/00      $   5,937       $  16,900
 9/29/00      $   6,025       $  16,648
 9/30/00      $   6,025       $  16,648
 10/1/00      $   6,025       $  16,648
 10/2/00      $   6,036       $  16,644
 10/3/00      $   6,090       $  16,531
 10/4/00      $   6,046       $  16,622
 10/5/00      $   6,036       $  16,645
 10/6/00      $   6,166       $  16,329
 10/7/00      $   6,166       $  16,329
 10/8/00      $   6,166       $  16,329
 10/9/00      $   6,188       $  16,248
10/10/00      $   6,264       $  16,062
10/11/00      $   6,373       $  15,814
10/12/00      $   6,526       $  15,411
10/13/00      $   6,319       $  15,925
10/14/00      $   6,319       $  15,925
10/15/00      $   6,319       $  15,925
10/16/00      $   6,308       $  15,930
10/17/00      $   6,428       $  15,645
10/18/00      $   6,471       $  15,554
10/19/00      $   6,243       $  16,094
10/20/00      $   6,210       $  16,189
10/21/00      $   6,210       $  16,189
10/22/00      $   6,210       $  16,189
10/23/00      $   6,210       $  16,176
10/24/00      $   6,199       $  16,203
10/25/00      $   6,362       $  15,818
10/26/00      $   6,373       $  15,812
10/27/00      $   6,275       $  15,988
10/28/00      $   6,275       $  15,988
10/29/00      $   6,275       $  15,988
10/30/00      $   6,199       $  16,209
10/31/00      $   6,068       $  16,565
 11/1/00      $   6,101       $  16,471
 11/2/00      $   6,068       $  16,553
 11/3/00      $   6,079       $  16,534
 11/4/00      $   6,079       $  16,534
 11/5/00      $   6,079       $  16,534
 11/6/00      $   6,057       $  16,598
 11/7/00      $   6,068       $  16,594
 11/8/00      $   6,166       $  16,332
 11/9/00      $   6,210       $  16,226
11/10/00      $   6,362       $  15,830
11/11/00      $   6,362       $  15,830
11/12/00      $   6,362       $  15,830
11/13/00      $   6,439       $  15,660
11/14/00      $   6,275       $  16,027
11/15/00      $   6,253       $  16,107
11/16/00      $   6,330       $  15,904
11/17/00      $   6,351       $  15,851
11/18/00      $   6,351       $  15,851
11/19/00      $   6,351       $  15,851
11/20/00      $   6,482       $  15,560
11/21/00      $   6,460       $  15,614
11/22/00      $   6,580       $  15,325
11/23/00      $   6,580       $  15,325
11/24/00      $   6,493       $  15,550
11/25/00      $   6,493       $  15,550
11/26/00      $   6,493       $  15,550
11/27/00      $   6,439       $  15,633
11/28/00      $   6,515       $  15,484
11/29/00      $   6,493       $  15,552
11/30/00      $   6,646       $  15,239
 12/1/00      $   6,624       $  15,242
 12/2/00      $   6,624       $  15,242
 12/3/00      $   6,624       $  15,242
 12/4/00      $   6,569       $  15,355
 12/5/00      $   6,319       $  15,953
 12/6/00      $   6,450       $  15,662
 12/7/00      $   6,482       $  15,570
 12/8/00      $   6,362       $  15,876
 12/9/00      $   6,362       $  15,876
12/10/00      $   6,362       $  15,876
12/11/00      $   6,319       $  15,995
12/12/00      $   6,351       $  15,891
12/13/00      $   6,406       $  15,761
12/14/00      $   6,515       $  15,540
12/15/00      $   6,657       $  15,207
12/16/00      $   6,657       $  15,207
12/17/00      $   6,657       $  15,207
12/18/00      $   6,602       $  15,329
12/19/00      $   6,700       $  15,131
12/20/00      $   6,907       $  14,657
12/21/00      $   6,853       $  14,774
12/22/00      $   6,678       $  15,135
12/23/00      $   6,678       $  15,135
12/24/00      $   6,678       $  15,135
12/25/00      $   6,678       $  15,135
12/26/00      $   6,624       $  15,242
12/27/00      $   6,558       $  15,401
12/28/00      $   6,548       $  15,462
12/29/00      $   6,635       $  15,301
12/30/00      $   6,635       $  15,301
12/31/00      $   6,635       $  15,301
  1/1/01      $   6,635       $  15,301
  1/2/01      $   6,809       $  14,872
  1/3/01      $   6,450       $  15,617
  1/4/01      $   6,548       $  15,452
  1/5/01      $   6,722       $  15,047
  1/6/01      $   6,722       $  15,047
  1/7/01      $   6,722       $  15,047
  1/8/01      $   6,744       $  15,018
  1/9/01      $   6,733       $  15,075
 1/10/01      $   6,646       $  15,219
 1/11/01      $   6,591       $  15,377
 1/12/01      $   6,635       $  15,278
 1/13/01      $   6,635       $  15,278
 1/14/01      $   6,635       $  15,278
 1/15/01      $   6,635       $  15,278
 1/16/01      $   6,602       $  15,375
 1/17/01      $   6,580       $  15,407
 1/18/01      $   6,493       $  15,622
 1/19/01      $   6,526       $  15,559
 1/20/01      $   6,526       $  15,559
 1/21/01      $   6,526       $  15,559
 1/22/01      $   6,515       $  15,563
 1/23/01      $   6,439       $  15,766
 1/24/01      $   6,417       $  15,811
 1/25/01      $   6,450       $  15,732
 1/26/01      $   6,460       $  15,703
 1/27/01      $   6,460       $  15,703
 1/28/01      $   6,460       $  15,703
 1/29/01      $   6,428       $  15,809
 1/30/01      $   6,384       $  15,920
 1/31/01      $   6,406       $  15,831
  2/1/01      $   6,395       $  15,917
  2/2/01      $   6,504       $  15,639
  2/3/01      $   6,504       $  15,639
  2/4/01      $   6,504       $  15,639
  2/5/01      $   6,471       $  15,695
  2/6/01      $   6,493       $  15,671
  2/7/01      $   6,537       $  15,540
  2/8/01      $   6,591       $  15,443
  2/9/01      $   6,678       $  15,237
 2/10/01      $   6,678       $  15,237
 2/11/01      $   6,678       $  15,237
 2/12/01      $   6,591       $  15,417
 2/13/01      $   6,657       $  15,284
 2/14/01      $   6,657       $  15,250
 2/15/01      $   6,613       $  15,374
 2/16/01      $   6,755       $  15,083
 2/17/01      $   6,755       $  15,083
 2/18/01      $   6,755       $  15,083
 2/19/01      $   6,755       $  15,083
 2/20/01      $   6,864       $  14,822
 2/21/01      $   7,016       $  14,547
 2/22/01      $   7,016       $  14,519
 2/23/01      $   7,060       $  14,438
 2/24/01      $   7,060       $  14,438
 2/25/01      $   7,060       $  14,438
 2/26/01      $   6,929       $  14,691
 2/27/01      $   6,994       $  14,578
 2/28/01      $   7,103       $  14,370
  3/1/01      $   7,092       $  14,385
  3/2/01      $   7,147       $  14,303
  3/3/01      $   7,147       $  14,303
  3/4/01      $   7,147       $  14,303
  3/5/01      $   7,092       $  14,387
  3/6/01      $   7,016       $  14,530
  3/7/01      $   6,972       $  14,624
  3/8/01      $   6,972       $  14,657
  3/9/01      $   7,147       $  14,294
 3/10/01      $   7,147       $  14,294
 3/11/01      $   7,147       $  14,294
 3/12/01      $   7,474       $  13,677
 3/13/01      $   7,343       $  13,880
 3/14/01      $   7,572       $  13,521
 3/15/01      $   7,495       $  13,600
 3/16/01      $   7,648       $  13,333
 3/17/01      $   7,648       $  13,333
 3/18/01      $   7,648       $  13,333
 3/19/01      $   7,506       $  13,569
 3/20/01      $   7,713       $  13,242
 3/21/01      $   7,844       $  13,004
 3/22/01      $   7,888       $  12,952
 3/23/01      $   7,702       $  13,209
 3/24/01      $   7,702       $  13,209
 3/25/01      $   7,702       $  13,209
 3/26/01      $   7,593       $  13,359
 3/27/01      $   7,441       $  13,700
 3/28/01      $   7,637       $  13,365
 3/29/01      $   7,648       $  13,304
 3/30/01      $   7,593       $  13,447
 3/31/01      $   7,593       $  13,447
  4/1/01      $   7,593       $  13,447
  4/2/01      $   7,702       $  13,279
  4/3/01      $   7,964       $  12,823
  4/4/01      $   7,975       $  12,786
  4/5/01      $   7,604       $  13,344
  4/6/01      $   7,768       $  13,077
  4/7/01      $   7,768       $  13,077
  4/8/01      $   7,768       $  13,077
  4/9/01      $   7,692       $  13,184
 4/10/01      $   7,485       $  13,540
 4/11/01      $   7,506       $  13,511
 4/12/01      $   7,397       $  13,716
 4/13/01      $   7,397       $  13,716
 4/14/01      $   7,397       $  13,716
 4/15/01      $   7,397       $  13,716
 4/16/01      $   7,430       $  13,671
 4/17/01      $   7,354       $  13,809
 4/18/01      $   7,060       $  14,349
 4/19/01      $   6,962       $  14,529
 4/20/01      $   7,049       $  14,405
 4/21/01      $   7,049       $  14,405
 4/22/01      $   7,049       $  14,405
 4/23/01      $   7,158       $  14,189
 4/24/01      $   7,234       $  14,017
 4/25/01      $   7,114       $  14,240
 4/26/01      $   7,092       $  14,307
 4/27/01      $   6,994       $  14,522
 4/28/01      $   6,994       $  14,522
 4/29/01      $   6,994       $  14,522
 4/30/01      $   7,016       $  14,480
  5/1/01      $   6,918       $  14,677
  5/2/01      $   6,929       $  14,688
  5/3/01      $   7,016       $  14,470
  5/4/01      $   6,918       $  14,679
  5/5/01      $   6,918       $  14,679
  5/6/01      $   6,918       $  14,679
  5/7/01      $   6,940       $  14,643
  5/8/01      $   6,951       $  14,616
  5/9/01      $   6,983       $  14,550
 5/10/01      $   6,972       $  14,546
 5/11/01      $   7,038       $  14,436
 5/12/01      $   7,038       $  14,436
 5/13/01      $   7,038       $  14,436
 5/14/01      $   7,027       $  14,474
 5/15/01      $   7,016       $  14,480
 5/16/01      $   6,820       $  14,892
 5/17/01      $   6,798       $  14,932
 5/18/01      $   6,787       $  14,973
 5/19/01      $   6,787       $  14,973
 5/20/01      $   6,787       $  14,973
 5/21/01      $   6,678       $  15,214
 5/22/01      $   6,700       $  15,174
 5/23/01      $   6,798       $  14,939
 5/24/01      $   6,787       $  14,987
 5/25/01      $   6,874       $  14,809
 5/26/01      $   6,874       $  14,809
 5/27/01      $   6,874       $  14,809
 5/28/01      $   6,918       $  14,809
 5/29/01      $   6,918       $  14,694
 5/30/01      $   7,027       $  14,464
 5/31/01      $   7,158       $  14,554
  6/1/01      $   7,016       $  14,610
  6/2/01      $   7,016       $  14,610
  6/3/01      $   7,016       $  14,610
  6/4/01      $   6,983       $  14,685
  6/5/01      $   6,885       $  14,875
  6/6/01      $   6,972       $  14,718
  6/7/01      $   6,929       $  14,799
  6/8/01      $   6,994       $  14,660
  6/9/01      $   6,994       $  14,660
 6/10/01      $   6,994       $  14,660
 6/11/01      $   7,060       $  14,537
 6/12/01      $   7,049       $  14,554
 6/13/01      $   7,136       $  14,389
 6/14/01      $   7,267       $  14,137
 6/15/01      $   7,288       $  14,073
 6/16/01      $   7,288       $  14,073
 6/17/01      $   7,288       $  14,073
 6/18/01      $   7,332       $  14,004
 6/19/01      $   7,299       $  14,053
 6/20/01      $   7,234       $  14,175
 6/21/01      $   7,158       $  14,336
 6/22/01      $   7,234       $  14,201
 6/23/01      $   7,234       $  14,201
 6/24/01      $   7,234       $  14,201
 6/25/01      $   7,267       $  14,122
 6/26/01      $   7,278       $  14,101
 6/27/01      $   7,321       $  14,035
 6/28/01      $   7,223       $  14,210
 6/29/01      $   7,234       $  14,190
 6/30/01      $   7,234       $  14,190
  7/1/01      $   7,234       $  14,190
  7/2/01      $   7,169       $  14,332
  7/3/01      $   7,201       $  14,306
  7/4/01      $   7,201       $  14,306
  7/5/01      $   7,278       $  14,130
  7/6/01      $   7,463       $  13,798
  7/7/01      $   7,463       $  13,798
  7/8/01      $   7,463       $  13,798
  7/9/01      $   7,408       $  13,893
 7/10/01      $   7,506       $  13,693
 7/11/01      $   7,528       $  13,677
 7/12/01      $   7,332       $  14,001
 7/13/01      $   7,288       $  14,089
 7/14/01      $   7,288       $  14,089
 7/15/01      $   7,288       $  14,089
 7/16/01      $   7,365       $  13,935
 7/17/01      $   7,299       $  14,074
 7/18/01      $   7,332       $  13,996
 7/19/01      $   7,288       $  14,081
 7/20/01      $   7,321       $  14,033
 7/21/01      $   7,321       $  14,033
 7/22/01      $   7,321       $  14,033
 7/23/01      $   7,452       $  13,803
 7/24/01      $   7,561       $  13,578
 7/25/01      $   7,452       $  13,797
 7/26/01      $   7,365       $  13,941
 7/27/01      $   7,343       $  13,974
 7/28/01      $   7,343       $  13,974
 7/29/01      $   7,343       $  13,974
 7/30/01      $   7,354       $  13,959
 7/31/01      $   7,332       $  14,037
  8/1/01      $   7,288       $  14,091
  8/2/01      $   7,278       $  14,147
  8/3/01      $   7,310       $  14,073
  8/4/01      $   7,310       $  14,073
  8/5/01      $   7,310       $  14,073
  8/6/01      $   7,386       $  13,912
  8/7/01      $   7,376       $  13,958
  8/8/01      $   7,495       $  13,716
  8/9/01      $   7,495       $  13,715
 8/10/01      $   7,452       $  13,593
 8/11/01      $   7,452       $  13,593
 8/12/01      $   7,452       $  13,593
 8/13/01      $   7,463       $  13,806
 8/14/01      $   7,485       $  13,753
 8/15/01      $   7,539       $  13,652
 8/16/01      $   7,517       $  13,694
 8/17/01      $   7,648       $  13,466
 8/18/01      $   7,648       $  13,466
 8/19/01      $   7,648       $  13,466
 8/20/01      $   7,583       $  13,575
 8/21/01      $   7,692       $  13,411
 8/22/01      $   7,615       $  13,505
 8/23/01      $   7,648       $  13,467
 8/24/01      $   7,495       $  13,732
 8/25/01      $   7,495       $  13,732
 8/26/01      $   7,495       $  13,732
 8/27/01      $   7,528       $  13,666
 8/28/01      $   7,637       $  13,461
 8/29/01      $   7,724       $  13,311
 8/30/01      $   7,866       $  13,084
 8/31/01      $   7,822       $  13,137
  9/1/01      $   7,822       $  13,137
  9/2/01      $   7,822       $  13,137
  9/3/01      $   7,822       $  13,137
  9/4/01      $   7,844       $  13,130
  9/5/01      $   7,844       $  13,116
  9/6/01      $   8,029       $  12,822
  9/7/01      $   8,171       $  12,583
  9/8/01      $   8,171       $  12,583
  9/9/01      $   8,171       $  12,583
 9/10/01      $   8,116       $  12,661
 9/11/01      $   8,116       $  12,661
 9/12/01      $   8,116       $  12,661
 9/13/01      $   8,116       $  12,661
 9/14/01      $   8,116       $  12,661
 9/15/01      $   8,116       $  12,661
 9/16/01      $   8,116       $  12,661
 9/17/01      $   8,539       $  12,038
 9/18/01      $   8,563       $  11,968
 9/19/01      $   8,745       $  11,776
 9/20/01      $   8,988       $  11,410
 9/21/01      $   9,170       $  11,193
 9/22/01      $   9,170       $  11,193
 9/23/01      $   9,170       $  11,193
 9/24/01      $   8,806       $  11,629
 9/25/01      $   8,709       $  11,731
 9/26/01      $   8,745       $  11,671
 9/27/01      $   8,660       $  11,805
 9/28/01      $   8,466       $  12,063
 9/29/01      $   8,466       $  12,063
 9/30/01      $   8,466       $  12,063
 10/1/01      $   8,478       $  12,036
 10/2/01      $   8,381       $  12,184
 10/3/01      $   8,199       $  12,427
 10/4/01      $   8,224       $  12,396
 10/5/01      $   8,236       $  12,416
 10/6/01      $   8,236       $  12,416
 10/7/01      $   8,236       $  12,416
 10/8/01      $   8,272       $  12,313
 10/9/01      $   8,333       $  12,247
10/10/01      $   8,127       $  12,528
10/11/01      $   8,005       $  12,718
10/12/01      $   8,042       $  12,651
10/13/01      $   8,042       $  12,651
10/14/01      $   8,042       $  12,651
10/15/01      $   8,066       $  12,632
10/16/01      $   8,018       $  12,719
10/17/01      $   8,175       $  12,482
10/18/01      $   8,224       $  12,384
10/19/01      $   8,199       $  12,441
10/20/01      $   8,199       $  12,441
10/21/01      $   8,199       $  12,441
10/22/01      $   8,066       $  12,631
10/23/01      $   8,102       $  12,572
10/24/01      $   8,115       $  12,576
10/25/01      $   7,993       $  12,749
10/26/01      $   7,969       $  12,801
10/27/01      $   7,969       $  12,801
10/28/01      $   7,969       $  12,801
10/29/01      $   8,151       $  12,496
10/30/01      $   8,296       $  12,282
10/31/01      $   8,284       $  12,282
 11/1/01      $   8,102       $  12,564
 11/2/01      $   8,078       $  12,600
 11/3/01      $   8,078       $  12,600
 11/4/01      $   8,078       $  12,600
 11/5/01      $   7,969       $  12,781
 11/6/01      $   7,860       $  12,966
 11/7/01      $   7,872       $  12,931
 11/8/01      $   7,848       $  12,963
 11/9/01      $   7,836       $  12,983
11/10/01      $   7,836       $  12,983
11/11/01      $   7,836       $  12,983
11/12/01      $   7,860       $  12,960
11/13/01      $   7,702       $  13,201
11/14/01      $   7,690       $  13,225
11/15/01      $   7,690       $  13,237
11/16/01      $   7,714       $  13,196
11/17/01      $   7,714       $  13,196
11/18/01      $   7,714       $  13,196
11/19/01      $   7,629       $  13,340
11/20/01      $   7,678       $  13,242
11/21/01      $   7,726       $  13,177
11/22/01      $   7,726       $  13,177
11/23/01      $   7,641       $  13,331
11/24/01      $   7,641       $  13,331
11/25/01      $   7,641       $  13,331
11/26/01      $   7,593       $  13,413
11/27/01      $   7,629       $  13,322
11/28/01      $   7,775       $  13,078
11/29/01      $   7,702       $  13,214
11/30/01      $   7,714       $  13,205
 12/1/01      $   7,714       $  13,205
 12/2/01      $   7,714       $  13,205
 12/3/01      $   7,787       $  13,094
 12/4/01      $   7,666       $  13,267
 12/5/01      $   7,484       $  13,563
 12/6/01      $   7,520       $  13,526
 12/7/01      $   7,557       $  13,424
 12/8/01      $   7,557       $  13,424
 12/9/01      $   7,557       $  13,424
12/10/01      $   7,678       $  13,211
12/11/01      $   7,702       $  13,174
12/12/01      $   7,702       $  13,178
12/13/01      $   7,836       $  12,972
12/14/01      $   7,799       $  13,015
12/15/01      $   7,799       $  13,015
12/16/01      $   7,799       $  13,015
12/17/01      $   7,714       $  13,146
12/18/01      $   7,654       $  13,245
12/19/01      $   7,617       $  13,322
12/20/01      $   7,666       $  13,211
12/21/01      $   7,641       $  13,268
12/22/01      $   7,641       $  13,268
12/23/01      $   7,641       $  13,268
12/24/01      $   7,641       $  13,265
12/25/01      $   7,641       $  13,265
12/26/01      $   7,605       $  13,320
12/27/01      $   7,569       $  13,410
12/28/01      $   7,544       $  13,455
12/29/01      $   7,544       $  13,455
12/30/01      $   7,544       $  13,455
12/31/01      $   7,629       $  13,305

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12-31-01

-------------------------------------------------------------------------------
                         FISCAL YEAR ENDED        SINCE INCEPTION (6-9-97)
                             12-31-01                   TO 12-31-01
-------------------------------------------------------------------------------
URSA FUND                        14.99%                       -5.76%

S&P 500 INDEX                   -13.04%                        6.46%
-------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

OTC FUND

OBJECTIVE: Seeks to provide investment returns that correspond to the daily performance of the Nasdaq 100 Index(R).

Inception: May 7, 1997

Technology companies--which make up more than 66% of the Nasdaq 100 Index--continued to suffer poor earnings due to a lack of IT spending and excess inventories. Giga Information Group, Inc. projected that U.S. IT spending in 2001 could decrease by as much as 5% from 2000 and increase 4% in 2002. This follows greater than 20% growth rates in IT spending in both 1999 and 2000. For the year, the OTC Fund returned -35.17%. The Nasdaq 100 Index returned -32.66% for the same period.

[CHART OF CUMULATIVE FUND PERFORMANCE: MAY 7, 1997 - DECEMBER 31, 2001]

           OTC FUND    NASDAQ 100 INDEX
           --------    ----------------
  5/7/97    $10,000             $10,000
  5/8/97    $10,110             $10,111
  5/9/97    $10,100             $10,109
 5/10/97    $10,100             $10,109
 5/11/97    $10,100             $10,109
 5/12/97    $10,160             $10,169
 5/13/97    $10,000             $10,014
 5/14/97    $ 9,980             $10,007
 5/15/97    $10,190             $10,248
 5/16/97    $10,020             $10,066
 5/17/97    $10,020             $10,066
 5/18/97    $10,020             $10,066
 5/19/97    $ 9,990             $10,047
 5/20/97    $10,320             $10,361
 5/21/97    $10,390             $10,454
 5/22/97    $10,350             $10,405
 5/23/97    $10,490             $10,548
 5/24/97    $10,490             $10,548
 5/25/97    $10,490             $10,548
 5/26/97    $10,490             $10,548
 5/27/97    $10,760             $10,829
 5/28/97    $10,730             $10,807
 5/29/97    $10,600             $10,674
 5/30/97    $10,480             $10,545
 5/31/97    $10,480             $10,545
  6/1/97    $10,480             $10,545
  6/2/97    $10,470             $10,544
  6/3/97    $10,150             $10,226
  6/4/97    $10,150             $10,140
  6/5/97    $10,200             $10,235
  6/6/97    $10,330             $10,393
  6/7/97    $10,330             $10,393
  6/8/97    $10,330             $10,393
  6/9/97    $10,420             $10,498
 6/10/97    $10,270             $10,351
 6/11/97    $10,360             $10,437
 6/12/97    $10,350             $10,448
 6/13/97    $10,520             $10,606
 6/14/97    $10,520             $10,606
 6/15/97    $10,520             $10,606
 6/16/97    $10,620             $10,733
 6/17/97    $10,740             $10,881
 6/18/97    $10,570             $10,685
 6/19/97    $10,670             $10,799
 6/20/97    $10,630             $10,794
 6/21/97    $10,630             $10,794
 6/22/97    $10,630             $10,794
 6/23/97    $10,500             $10,658
 6/24/97    $10,720             $10,849
 6/25/97    $10,650             $10,769
 6/26/97    $10,510             $10,639
 6/27/97    $10,460             $10,591
 6/28/97    $10,460             $10,591
 6/29/97    $10,460             $10,591
 6/30/97    $10,400             $10,528
  7/1/97    $10,350             $10,486
  7/2/97    $10,590             $10,733
  7/3/97    $10,720             $10,850
  7/4/97    $10,720             $10,850
  7/5/97    $10,720             $10,850
  7/6/97    $10,720             $10,850
  7/7/97    $10,750             $10,899
  7/8/97    $10,910             $11,062
  7/9/97    $10,950             $11,110
 7/10/97    $10,950             $11,108
 7/11/97    $10,990             $11,170
 7/12/97    $10,990             $11,170
 7/13/97    $10,990             $11,170
 7/14/97    $11,300             $11,459
 7/15/97    $11,500             $11,647
 7/16/97    $12,010             $12,136
 7/17/97    $11,920             $12,042
 7/18/97    $11,640             $11,779
 7/19/97    $11,640             $11,779
 7/20/97    $11,640             $11,779
 7/21/97    $11,510             $11,641
 7/22/97    $11,860             $11,998
 7/23/97    $11,850             $12,010
 7/24/97    $11,810             $11,965
 7/25/97    $11,770             $11,937
 7/26/97    $11,770             $11,937
 7/27/97    $11,770             $11,937
 7/28/97    $11,660             $11,825
 7/29/97    $11,780             $11,965
 7/30/97    $11,950             $12,109
 7/31/97    $12,010             $12,175
  8/1/97    $12,030             $12,196
  8/2/97    $12,030             $12,196
  8/3/97    $12,030             $12,196
  8/4/97    $12,190             $12,363
  8/5/97    $12,330             $12,498
  8/6/97    $12,370             $12,558
  8/7/97    $12,310             $12,489
  8/8/97    $12,080             $12,263
  8/9/97    $12,080             $12,263
 8/10/97    $12,080             $12,263
 8/11/97    $11,930             $12,111
 8/12/97    $11,820             $11,996
 8/13/97    $11,900             $12,088
 8/14/97    $11,960             $12,137
 8/15/97    $11,640             $11,841
 8/16/97    $11,640             $11,841
 8/17/97    $11,640             $11,841
 8/18/97    $11,810             $11,983
 8/19/97    $12,170             $12,331
 8/20/97    $12,430             $12,593
 8/21/97    $12,120             $12,304
 8/22/97    $12,040             $12,218
 8/23/97    $12,040             $12,218
 8/24/97    $12,040             $12,218
 8/25/97    $11,990             $12,184
 8/26/97    $11,800             $12,023
 8/27/97    $11,790             $12,009
 8/28/97    $11,550             $11,774
 8/29/97    $11,590             $11,814
 8/30/97    $11,590             $11,814
 8/31/97    $11,590             $11,814
  9/1/97    $11,590             $11,814
  9/2/97    $11,910             $12,128
  9/3/97    $11,870             $12,103
  9/4/97    $11,940             $12,162
  9/5/97    $11,990             $12,220
  9/6/97    $11,990             $12,220
  9/7/97    $11,990             $12,220
  9/8/97    $12,050             $12,294
  9/9/97    $12,160             $12,392
 9/10/97    $11,870             $12,130
 9/11/97    $11,900             $12,153
 9/12/97    $11,900             $12,165
 9/13/97    $11,900             $12,165
 9/14/97    $11,900             $12,165
 9/15/97    $11,610             $11,881
 9/16/97    $12,010             $12,279
 9/17/97    $11,920             $12,193
 9/18/97    $11,910             $12,200
 9/19/97    $12,020             $12,303
 9/20/97    $12,020             $12,303
 9/21/97    $12,020             $12,303
 9/22/97    $12,070             $12,358
 9/23/97    $12,200             $12,483
 9/24/97    $11,990             $12,272
 9/25/97    $11,880             $12,169
 9/26/97    $11,880             $12,173
 9/27/97    $11,880             $12,173
 9/28/97    $11,880             $12,173
 9/29/97    $12,000             $12,304
 9/30/97    $11,760             $12,067
 10/1/97    $11,820             $12,120
 10/2/97    $11,940             $12,240
 10/3/97    $12,060             $12,367
 10/4/97    $12,060             $12,367
 10/5/97    $12,060             $12,367
 10/6/97    $12,070             $12,383
 10/7/97    $12,240             $12,546
 10/8/97    $12,290             $12,596
 10/9/97    $12,320             $12,628
10/10/97    $12,200             $12,513
10/11/97    $12,200             $12,513
10/12/97    $12,200             $12,513
10/13/97    $12,230             $12,543
10/14/97    $12,130             $12,443
10/15/97    $11,990             $12,308
10/16/97    $11,770             $12,091
10/17/97    $11,510             $11,824
10/18/97    $11,510             $11,824
10/19/97    $11,510             $11,824
10/20/97    $11,650             $11,969
10/21/97    $11,900             $12,214
10/22/97    $11,760             $12,084
10/23/97    $11,510             $11,819
10/24/97    $11,320             $11,629
10/25/97    $11,320             $11,629
10/26/97    $11,320             $11,629
10/27/97    $10,490             $10,765
10/28/97    $11,290             $11,513
10/29/97    $11,100             $11,325
10/30/97    $10,770             $11,006
10/31/97    $11,000             $11,214
 11/1/97    $11,000             $11,214
 11/2/97    $11,000             $11,214
 11/3/97    $11,350             $11,556
 11/4/97    $11,300             $11,522
 11/5/97    $11,290             $11,514
 11/6/97    $11,140             $11,374
 11/7/97    $11,080             $11,309
 11/8/97    $11,080             $11,309
 11/9/97    $11,080             $11,309
11/10/97    $10,890             $11,125
11/11/97    $10,880             $11,119
11/12/97    $10,530             $10,780
11/13/97    $10,820             $11,056
11/14/97    $11,070             $11,304
11/15/97    $11,070             $11,304
11/16/97    $11,070             $11,304
11/17/97    $11,310             $11,545
11/18/97    $11,160             $11,397
11/19/97    $11,190             $11,428
11/20/97    $11,450             $11,685
11/21/97    $11,390             $11,620
11/22/97    $11,390             $11,620
11/23/97    $11,390             $11,620
11/24/97    $11,090             $11,330
11/25/97    $11,190             $11,417
11/26/97    $11,240             $11,485
11/27/97    $11,240             $11,485
11/28/97    $11,310             $11,554
11/29/97    $11,310             $11,554
11/30/97    $11,310             $11,554
 12/1/97    $11,620             $11,869
 12/2/97    $11,330             $11,571
 12/3/97    $11,420             $11,676
 12/4/97    $11,320             $11,578
 12/5/97    $11,510             $11,771
 12/6/97    $11,510             $11,771
 12/7/97    $11,510             $11,771
 12/8/97    $11,660             $11,910
 12/9/97    $11,300             $11,555
12/10/97    $11,120             $11,363
12/11/97    $10,780             $11,019
12/12/97    $10,520             $10,761
12/13/97    $10,520             $10,761
12/14/97    $10,520             $10,761
12/15/97    $10,580             $10,826
12/16/97    $10,730             $10,968
12/17/97    $10,580             $10,818
12/18/97    $10,400             $10,633
12/19/97    $10,450             $10,667
12/20/97    $10,450             $10,667
12/21/97    $10,450             $10,667
12/22/97    $10,510             $10,731
12/23/97    $10,210             $10,443
12/24/97    $10,090             $10,327
12/25/97    $10,090             $10,327
12/26/97    $10,260             $10,493
12/27/97    $10,260             $10,493
12/28/97    $10,260             $10,493
12/29/97    $10,530             $10,762
12/30/97    $10,750             $10,981
12/31/97    $10,650             $10,897
  1/1/98    $10,650             $10,897
  1/2/98    $10,850             $11,089
  1/3/98    $10,850             $11,089
  1/4/98    $10,850             $11,089
  1/5/98    $10,950             $11,190
  1/6/98    $10,820             $11,067
  1/7/98    $10,660             $10,901
  1/8/98    $10,700             $10,938
  1/9/98    $10,290             $10,516
 1/10/98    $10,290             $10,516
 1/11/98    $10,290             $10,516
 1/12/98    $10,450             $10,681
 1/13/98    $10,710             $10,944
 1/14/98    $10,720             $10,958
 1/15/98    $10,710             $10,949
 1/16/98    $10,820             $11,063
 1/17/98    $10,820             $11,063
 1/18/98    $10,820             $11,063
 1/19/98    $10,820             $11,063
 1/20/98    $11,050             $11,294
 1/21/98    $11,040             $11,290
 1/22/98    $10,980             $11,225
 1/23/98    $11,020             $11,267
 1/24/98    $11,020             $11,267
 1/25/98    $11,020             $11,267
 1/26/98    $10,930             $11,178
 1/27/98    $11,160             $11,391
 1/28/98    $11,460             $11,693
 1/29/98    $11,520             $11,757
 1/30/98    $11,550             $11,780
 1/31/98    $11,550             $11,780
  2/1/98    $11,550             $11,780
  2/2/98    $11,870             $12,109
  2/3/98    $11,980             $12,222
  2/4/98    $12,130             $12,367
  2/5/98    $12,010             $12,261
  2/6/98    $12,230             $12,475
  2/7/98    $12,230             $12,475
  2/8/98    $12,230             $12,475
  2/9/98    $12,090             $12,348
 2/10/98    $12,280             $12,535
 2/11/98    $12,270             $12,525
 2/12/98    $12,340             $12,591
 2/13/98    $12,240             $12,501
 2/14/98    $12,240             $12,501
 2/15/98    $12,240             $12,501
 2/16/98    $12,240             $12,501
 2/17/98    $12,160             $12,413
 2/18/98    $12,290             $12,546
 2/19/98    $12,460             $12,722
 2/20/98    $12,500             $12,755
 2/21/98    $12,500             $12,755
 2/22/98    $12,500             $12,755
 2/23/98    $12,800             $13,038
 2/24/98    $12,650             $12,894
 2/25/98    $12,960             $13,202
 2/26/98    $13,040             $13,274
 2/27/98    $12,900             $13,133
 2/28/98    $12,900             $13,133
  3/1/98    $12,900             $13,133
  3/2/98    $12,710             $12,951
  3/3/98    $12,680             $12,931
  3/4/98    $12,730             $12,976
  3/5/98    $12,120             $12,393
  3/6/98    $12,520             $12,792
  3/7/98    $12,520             $12,792
  3/8/98    $12,520             $12,792
  3/9/98    $12,130             $12,410
 3/10/98    $12,350             $12,632
 3/11/98    $12,400             $12,690
 3/12/98    $12,500             $12,794
 3/13/98    $12,570             $12,860
 3/14/98    $12,570             $12,860
 3/15/98    $12,570             $12,860
 3/16/98    $12,690             $12,980
 3/17/98    $12,550             $12,844
 3/18/98    $12,640             $12,945
 3/19/98    $12,730             $13,045
 3/20/98    $12,550             $12,861
 3/21/98    $12,550             $12,861
 3/22/98    $12,550             $12,861
 3/23/98    $12,660             $12,969
 3/24/98    $12,870             $13,174
 3/25/98    $13,050             $13,361
 3/26/98    $13,100             $13,395
 3/27/98    $13,020             $13,326
 3/28/98    $13,020             $13,326
 3/29/98    $13,020             $13,326
 3/30/98    $12,960             $13,271
 3/31/98    $13,120             $13,425
  4/1/98    $13,200             $13,510
  4/2/98    $13,210             $13,530
  4/3/98    $13,250             $13,568
  4/4/98    $13,250             $13,568
  4/5/98    $13,250             $13,568
  4/6/98    $12,940             $13,257
  4/7/98    $12,680             $13,001
  4/8/98    $12,780             $13,099
  4/9/98    $12,840             $13,164
 4/10/98    $12,840             $13,164
 4/11/98    $12,840             $13,164
 4/12/98    $12,840             $13,164
 4/13/98    $12,910             $13,230
 4/14/98    $13,010             $13,342
 4/15/98    $13,210             $13,542
 4/16/98    $13,160             $13,500
 4/17/98    $13,200             $13,541
 4/18/98    $13,200             $13,541
 4/19/98    $13,200             $13,541
 4/20/98    $13,430             $13,782
 4/21/98    $13,620             $13,964
 4/22/98    $13,860             $14,197
 4/23/98    $13,500             $13,842
 4/24/98    $13,400             $13,749
 4/25/98    $13,400             $13,749
 4/26/98    $13,400             $13,749
 4/27/98    $13,080             $13,418
 4/28/98    $13,090             $13,445
 4/29/98    $13,270             $13,633
 4/30/98    $13,360             $13,727
  5/1/98    $13,390             $13,764
  5/2/98    $13,390             $13,764
  5/3/98    $13,390             $13,764
  5/4/98    $13,430             $13,812
  5/5/98    $13,340             $13,717
  5/6/98    $13,280             $13,662
  5/7/98    $13,070             $13,447
  5/8/98    $13,410             $13,792
  5/9/98    $13,410             $13,792
 5/10/98    $13,410             $13,792
 5/11/98    $13,240             $13,612
 5/12/98    $13,440             $13,818
 5/13/98    $13,510             $13,891
 5/14/98    $13,550             $13,925
 5/15/98    $13,380             $13,742
 5/16/98    $13,380             $13,742
 5/17/98    $13,380             $13,742
 5/18/98    $13,300             $13,665
 5/19/98    $13,440             $13,809
 5/20/98    $13,250             $13,613
 5/21/98    $13,100             $13,458
 5/22/98    $13,000             $13,353
 5/23/98    $13,000             $13,353
 5/24/98    $13,000             $13,353
 5/25/98    $13,000             $13,353
 5/26/98    $12,850             $13,199
 5/27/98    $12,950             $13,302
 5/28/98    $13,000             $13,361
 5/29/98    $12,740             $13,110
 5/30/98    $12,740             $13,110
 5/31/98    $12,740             $13,110
  6/1/98    $12,460             $12,819
  6/2/98    $12,700             $13,056
  6/3/98    $12,440             $12,801
  6/4/98    $12,790             $13,145
  6/5/98    $12,920             $13,271
  6/6/98    $12,920             $13,271
  6/7/98    $12,920             $13,271
  6/8/98    $12,910             $13,275
  6/9/98    $13,080             $13,456
 6/10/98    $12,820             $13,190
 6/11/98    $12,670             $13,034
 6/12/98    $12,700             $13,055
 6/13/98    $12,700             $13,055
 6/14/98    $12,700             $13,055
 6/15/98    $12,560             $12,907
 6/16/98    $12,980             $13,317
 6/17/98    $13,110             $13,462
 6/18/98    $13,150             $13,498
 6/19/98    $13,290             $13,634
 6/20/98    $13,290             $13,634
 6/21/98    $13,290             $13,634
 6/22/98    $13,560             $13,901
 6/23/98    $13,990             $14,324
 6/24/98    $14,290             $14,640
 6/25/98    $14,070             $14,423
 6/26/98    $14,170             $14,528
 6/27/98    $14,170             $14,528
 6/28/98    $14,170             $14,528
 6/29/98    $14,380             $14,734
 6/30/98    $14,360             $14,708
  7/1/98    $14,550             $14,915
  7/2/98    $14,290             $14,655
  7/3/98    $14,290             $14,655
  7/4/98    $14,290             $14,655
  7/5/98    $14,290             $14,655
  7/6/98    $14,390             $14,766
  7/7/98    $14,440             $14,807
  7/8/98    $14,790             $15,153
  7/9/98    $14,840             $15,213
 7/10/98    $14,930             $15,299
 7/11/98    $14,930             $15,299
 7/12/98    $14,930             $15,299
 7/13/98    $15,260             $15,624
 7/14/98    $15,240             $15,597
 7/15/98    $15,580             $15,942
 7/16/98    $15,610             $15,976
 7/17/98    $15,740             $16,101
 7/18/98    $15,740             $16,101
 7/19/98    $15,740             $16,101
 7/20/98    $15,760             $16,122
 7/21/98    $15,380             $15,748
 7/22/98    $15,380             $15,734
 7/23/98    $15,120             $15,461
 7/24/98    $15,150             $15,492
 7/25/98    $15,150             $15,492
 7/26/98    $15,150             $15,492
 7/27/98    $15,350             $15,687
 7/28/98    $14,970             $15,323
 7/29/98    $14,830             $15,178
 7/30/98    $15,300             $15,640
 7/31/98    $14,800             $15,147
  8/1/98    $14,800             $15,147
  8/2/98    $14,800             $15,147
  8/3/98    $14,720             $15,050
  8/4/98    $14,160             $14,487
  8/5/98    $14,300             $14,626
  8/6/98    $14,700             $15,022
  8/7/98    $14,660             $15,002
  8/8/98    $14,660             $15,002
  8/9/98    $14,660             $15,002
 8/10/98    $14,640             $14,989
 8/11/98    $14,290             $14,629
 8/12/98    $14,550             $14,899
 8/13/98    $14,380             $14,720
 8/14/98    $14,280             $14,628
 8/15/98    $14,280             $14,628
 8/16/98    $14,280             $14,628
 8/17/98    $14,700             $15,043
 8/18/98    $15,060             $15,411
 8/19/98    $15,030             $15,378
 8/20/98    $15,030             $15,377
 8/21/98    $14,770             $15,120
 8/22/98    $14,770             $15,120
 8/23/98    $14,770             $15,120
 8/24/98    $14,730             $15,077
 8/25/98    $14,930             $15,269
 8/26/98    $14,780             $15,112
 8/27/98    $14,100             $14,432
 8/28/98    $13,600             $13,913
 8/29/98    $13,600             $13,913
 8/30/98    $13,600             $13,913
 8/31/98    $12,240             $12,541
  9/1/98    $13,090             $13,363
  9/2/98    $13,150             $13,433
  9/3/98    $13,020             $13,296
  9/4/98    $12,970             $13,257
  9/5/98    $12,970             $13,257
  9/6/98    $12,970             $13,257
  9/7/98    $12,970             $13,257
  9/8/98    $13,840             $14,149
  9/9/98    $13,580             $13,877
 9/10/98    $13,290             $13,587
 9/11/98    $13,880             $14,190
 9/12/98    $13,880             $14,190
 9/13/98    $13,880             $14,190
 9/14/98    $14,070             $14,388
 9/15/98    $14,230             $14,563
 9/16/98    $14,310             $14,643
 9/17/98    $13,880             $14,207
 9/18/98    $13,970             $14,305
 9/19/98    $13,970             $14,305
 9/20/98    $13,970             $14,305
 9/21/98    $14,270             $14,602
 9/22/98    $14,360             $14,695
 9/23/98    $14,990             $15,338
 9/24/98    $14,570             $14,918
 9/25/98    $14,940             $15,288
 9/26/98    $14,940             $15,288
 9/27/98    $14,940             $15,288
 9/28/98    $14,870             $15,213
 9/29/98    $14,890             $15,231
 9/30/98    $14,470             $14,798
 10/1/98    $13,680             $14,009
 10/2/98    $13,700             $14,038
 10/3/98    $13,700             $14,038
 10/4/98    $13,700             $14,038
 10/5/98    $12,950             $13,282
 10/6/98    $12,700             $13,031
 10/7/98    $12,340             $12,660
 10/8/98    $12,110             $12,415
 10/9/98    $12,860             $13,174
10/10/98    $12,860             $13,174
10/11/98    $12,860             $13,174
10/12/98    $13,340             $13,675
10/13/98    $12,930             $13,273
10/14/98    $13,250             $13,590
10/15/98    $13,930             $14,294
10/16/98    $13,860             $14,230
10/17/98    $13,860             $14,230
10/18/98    $13,860             $14,230
10/19/98    $14,030             $14,409
10/20/98    $13,730             $14,113
10/21/98    $14,280             $14,650
10/22/98    $14,530             $14,904
10/23/98    $14,350             $14,744
10/24/98    $14,350             $14,744
10/25/98    $14,350             $14,744
10/26/98    $14,660             $15,055
10/27/98    $14,490             $14,884
10/28/98    $14,770             $15,177
10/29/98    $14,940             $15,357
10/30/98    $14,980             $15,403
10/31/98    $14,980             $15,403
 11/1/98    $14,980             $15,403
 11/2/98    $15,170             $15,604
 11/3/98    $14,980             $15,416
 11/4/98    $15,330             $15,771
 11/5/98    $15,430             $15,860
 11/6/98    $15,610             $16,039
 11/7/98    $15,610             $16,039
 11/8/98    $15,610             $16,039
 11/9/98    $15,710             $16,141
11/10/98    $15,790             $16,249
11/11/98    $15,850             $16,285
11/12/98    $15,700             $16,129
11/13/98    $15,680             $16,114
11/14/98    $15,680             $16,114
11/15/98    $15,680             $16,114
11/16/98    $15,800             $16,229
11/17/98    $16,050             $16,481
11/18/98    $16,230             $16,661
11/19/98    $16,470             $16,909
11/20/98    $16,550             $16,983
11/21/98    $16,550             $16,983
11/22/98    $16,550             $16,983
11/23/98    $17,040             $17,476
11/24/98    $16,940             $17,386
11/25/98    $17,130             $17,580
11/26/98    $17,130             $17,580
11/27/98    $17,460             $17,909
11/28/98    $17,460             $17,909
11/29/98    $17,460             $17,909
11/30/98    $16,690             $17,134
 12/1/98    $17,520             $17,955
 12/2/98    $17,360             $17,807
 12/3/98    $16,860             $17,308
 12/4/98    $17,480             $17,927
 12/5/98    $17,480             $17,927
 12/6/98    $17,480             $17,927
 12/7/98    $17,990             $18,442
 12/8/98    $17,900             $18,346
 12/9/98    $18,090             $18,536
12/10/98    $17,730             $18,177
12/11/98    $17,980             $18,422
12/12/98    $17,980             $18,422
12/13/98    $17,980             $18,422
12/14/98    $17,320             $17,752
12/15/98    $17,860             $18,298
12/16/98    $17,780             $18,216
12/17/98    $18,140             $18,583
12/18/98    $18,620             $19,082
12/19/98    $18,620             $19,082
12/20/98    $18,620             $19,082
12/21/98    $19,200             $19,657
12/22/98    $18,990             $19,442
12/23/98    $19,570             $20,005
12/24/98    $19,410             $19,863
12/25/98    $19,410             $19,863
12/26/98    $19,410             $19,863
12/27/98    $19,410             $19,863
12/28/98    $19,580             $20,060
12/29/98    $19,570             $20,053
12/30/98    $19,380             $19,917
12/31/98    $19,570             $20,192
  1/1/99    $19,570             $20,192
  1/2/99    $19,570             $20,192
  1/3/99    $19,570             $20,192
  1/4/99    $19,790             $20,395
  1/5/99    $20,330             $20,929
  1/6/99    $20,990             $21,600
  1/7/99    $21,050             $21,626
  1/8/99    $21,130             $21,706
  1/9/99    $21,130             $21,706
 1/10/99    $21,130             $21,706
 1/11/99    $21,440             $21,998
 1/12/99    $20,770             $21,333
 1/13/99    $20,870             $21,432
 1/14/99    $20,410             $20,964
 1/15/99    $21,230             $21,794
 1/16/99    $21,230             $21,794
 1/17/99    $21,230             $21,794
 1/18/99    $21,230             $21,794
 1/19/99    $21,810             $22,367
 1/20/99    $21,820             $22,367
 1/21/99    $21,040             $21,575
 1/22/99    $21,060             $21,602
 1/23/99    $21,060             $21,602
 1/24/99    $21,060             $21,602
 1/25/99    $21,440             $21,965
 1/26/99    $22,160             $22,680
 1/27/99    $21,820             $22,330
 1/28/99    $22,630             $23,146
 1/29/99    $22,890             $23,395
 1/30/99    $22,890             $23,395
 1/31/99    $22,890             $23,395
  2/1/99    $22,930             $23,436
  2/2/99    $22,380             $22,861
  2/3/99    $22,800             $23,315
  2/4/99    $21,800             $22,300
  2/5/99    $21,380             $21,872
  2/6/99    $21,380             $21,872
  2/7/99    $21,380             $21,872
  2/8/99    $21,880             $22,374
  2/9/99    $20,810             $21,285
 2/10/99    $20,900             $21,382
 2/11/99    $22,000             $22,487
 2/12/99    $21,050             $21,541
 2/13/99    $21,050             $21,541
 2/14/99    $21,050             $21,541
 2/15/99    $21,050             $21,541
 2/16/99    $20,990             $21,495
 2/17/99    $20,330             $20,801
 2/18/99    $20,470             $20,963
 2/19/99    $20,740             $21,246
 2/20/99    $20,740             $21,246
 2/21/99    $20,740             $21,246
 2/22/99    $21,430             $21,954
 2/23/99    $21,800             $22,306
 2/24/99    $21,350             $21,877
 2/25/99    $21,210             $21,714
 2/26/99    $20,680             $21,174
 2/27/99    $20,680             $21,174
 2/28/99    $20,680             $21,174
  3/1/99    $20,800             $21,311
  3/2/99    $20,270             $20,771
  3/3/99    $20,410             $20,894
  3/4/99    $20,740             $21,259
  3/5/99    $21,140             $21,665
  3/6/99    $21,140             $21,665
  3/7/99    $21,140             $21,665
  3/8/99    $21,850             $22,370
  3/9/99    $21,780             $22,310
 3/10/99    $21,900             $22,420
 3/11/99    $21,960             $22,477
 3/12/99    $21,570             $22,095
 3/13/99    $21,570             $22,095
 3/14/99    $21,570             $22,095
 3/15/99    $22,130             $22,660
 3/16/99    $22,270             $22,802
 3/17/99    $22,180             $22,705
 3/18/99    $22,600             $23,126
 3/19/99    $22,070             $22,586
 3/20/99    $22,070             $22,586
 3/21/99    $22,070             $22,586
 3/22/99    $21,790             $22,294
 3/23/99    $21,080             $21,570
 3/24/99    $21,660             $22,145
 3/25/99    $22,430             $22,913
 3/26/99    $22,240             $22,736
 3/27/99    $22,240             $22,736
 3/28/99    $22,240             $22,736
 3/29/99    $23,060             $23,587
 3/30/99    $22,870             $23,378
 3/31/99    $22,630             $23,166
  4/1/99    $23,080             $23,603
  4/2/99    $23,080             $23,603
  4/3/99    $23,080             $23,603
  4/4/99    $23,080             $23,603
  4/5/99    $23,880             $24,412
  4/6/99    $23,890             $24,403
  4/7/99    $23,610             $24,111
  4/8/99    $23,950             $24,468
  4/9/99    $24,020             $24,553
 4/10/99    $24,020             $24,553
 4/11/99    $24,020             $24,553
 4/12/99    $23,850             $24,407
 4/13/99    $23,380             $23,923
 4/14/99    $22,580             $23,136
 4/15/99    $22,920             $23,490
 4/16/99    $22,370             $22,947
 4/17/99    $22,370             $22,947
 4/18/99    $22,370             $22,947
 4/19/99    $21,080             $21,642
 4/20/99    $21,770             $22,329
 4/21/99    $22,580             $23,160
 4/22/99    $23,430             $24,014
 4/23/99    $23,710             $24,310
 4/24/99    $23,710             $24,310
 4/25/99    $23,710             $24,310
 4/26/99    $24,260             $24,863
 4/27/99    $23,670             $24,273
 4/28/99    $23,050             $23,651
 4/29/99    $22,700             $23,308
 4/30/99    $22,880             $23,496
  5/1/99    $22,880             $23,496
  5/2/99    $22,880             $23,496
  5/3/99    $22,870             $23,513
  5/4/99    $22,430             $23,069
  5/5/99    $23,070             $23,709
  5/6/99    $22,250             $22,861
  5/7/99    $22,670             $23,291
  5/8/99    $22,670             $23,291
  5/9/99    $22,670             $23,291
 5/10/99    $22,850             $23,478
 5/11/99    $23,290             $23,930
 5/12/99    $23,740             $24,390
 5/13/99    $23,330             $23,966
 5/14/99    $22,770             $23,372
 5/15/99    $22,770             $23,372
 5/16/99    $22,770             $23,372
 5/17/99    $23,310             $23,929
 5/18/99    $23,130             $23,748
 5/19/99    $23,410             $24,044
 5/20/99    $22,900             $23,535
 5/21/99    $22,630             $23,254
 5/22/99    $22,630             $23,254
 5/23/99    $22,630             $23,254
 5/24/99    $22,060             $22,662
 5/25/99    $21,390             $21,985
 5/26/99    $21,970             $22,579
 5/27/99    $21,950             $22,547
 5/28/99    $22,370             $22,983
 5/29/99    $22,370             $22,983
 5/30/99    $22,370             $22,983
 5/31/99    $22,370             $22,983
  6/1/99    $21,680             $22,280
  6/2/99    $22,210             $22,816
  6/3/99    $21,730             $22,330
  6/4/99    $22,570             $23,199
  6/5/99    $22,570             $23,199
  6/6/99    $22,570             $23,199
  6/7/99    $23,040             $23,675
  6/8/99    $22,330             $22,950
  6/9/99    $22,870             $23,486
 6/10/99    $22,460             $23,071
 6/11/99    $22,070             $22,681
 6/12/99    $22,070             $22,681
 6/13/99    $22,070             $22,681
 6/14/99    $21,720             $22,314
 6/15/99    $22,030             $22,636
 6/16/99    $23,200             $23,838
 6/17/99    $23,460             $24,095
 6/18/99    $23,620             $24,256
 6/19/99    $23,620             $24,256
 6/20/99    $23,620             $24,256
 6/21/99    $24,300             $24,951
 6/22/99    $23,670             $24,304
 6/23/99    $23,980             $24,628
 6/24/99    $23,410             $24,029
 6/25/99    $23,420             $24,039
 6/26/99    $23,420             $24,039
 6/27/99    $23,420             $24,039
 6/28/99    $24,040             $24,679
 6/29/99    $24,450             $25,076
 6/30/99    $24,630             $25,260
  7/1/99    $24,900             $25,541
  7/2/99    $25,180             $25,822
  7/3/99    $25,180             $25,822
  7/4/99    $25,180             $25,822
  7/5/99    $25,180             $25,822
  7/6/99    $24,990             $25,633
  7/7/99    $25,080             $25,743
  7/8/99    $25,430             $26,116
  7/9/99    $25,630             $26,318
 7/10/99    $25,630             $26,318
 7/11/99    $25,630             $26,318
 7/12/99    $25,520             $26,222
 7/13/99    $25,400             $26,106
 7/14/99    $25,870             $26,583
 7/15/99    $25,980             $26,717
 7/16/99    $26,300             $27,049
 7/17/99    $26,300             $27,049
 7/18/99    $26,300             $27,049
 7/19/99    $25,940             $26,666
 7/20/99    $24,920             $25,618
 7/21/99    $25,290             $25,995
 7/22/99    $24,400             $25,097
 7/23/99    $24,620             $25,318
 7/24/99    $24,620             $25,318
 7/25/99    $24,620             $25,318
 7/26/99    $23,880             $24,564
 7/27/99    $24,690             $25,392
 7/28/99    $24,960             $25,667
 7/29/99    $24,210             $24,889
 7/30/99    $24,270             $24,976
 7/31/99    $24,270             $24,976
  8/1/99    $24,270             $24,976
  8/2/99    $24,200             $24,908
  8/3/99    $23,940             $24,627
  8/4/99    $23,570             $24,243
  8/5/99    $23,870             $24,550
  8/6/99    $23,660             $24,329
  8/7/99    $23,660             $24,329
  8/8/99    $23,660             $24,329
  8/9/99    $23,390             $24,059
 8/10/99    $23,140             $23,797
 8/11/99    $23,980             $24,655
 8/12/99    $23,690             $24,353
 8/13/99    $24,690             $25,373
 8/14/99    $24,690             $25,373
 8/15/99    $24,690             $25,373
 8/16/99    $24,760             $25,439
 8/17/99    $25,020             $25,706
 8/18/99    $24,820             $25,487
 8/19/99    $24,400             $25,062
 8/20/99    $24,780             $25,461
 8/21/99    $24,780             $25,461
 8/22/99    $24,780             $25,461
 8/23/99    $25,550             $26,240
 8/24/99    $25,760             $26,448
 8/25/99    $26,340             $27,065
 8/26/99    $25,880             $26,585
 8/27/99    $25,720             $26,423
 8/28/99    $25,720             $26,423
 8/29/99    $25,720             $26,423
 8/30/99    $25,330             $26,031
 8/31/99    $25,650             $26,361
  9/1/99    $25,740             $26,450
  9/2/99    $25,620             $26,314
  9/3/99    $26,830             $27,569
  9/4/99    $26,830             $27,569
  9/5/99    $26,830             $27,569
  9/6/99    $26,830             $27,569
  9/7/99    $26,670             $27,405
  9/8/99    $26,260             $26,996
  9/9/99    $26,808             $27,555
 9/10/99    $27,125             $27,876
 9/11/99    $27,125             $27,876
 9/12/99    $27,125             $27,876
 9/13/99    $26,573             $27,309
 9/14/99    $26,982             $27,742
 9/15/99    $26,348             $27,089
 9/16/99    $26,399             $27,131
 9/17/99    $27,146             $27,901
 9/18/99    $27,146             $27,901
 9/19/99    $27,146             $27,901
 9/20/99    $27,238             $27,994
 9/21/99    $26,471             $27,206
 9/22/99    $26,890             $27,648
 9/23/99    $25,704             $26,429
 9/24/99    $25,663             $26,391
 9/25/99    $25,663             $26,391
 9/26/99    $25,663             $26,391
 9/27/99    $25,939             $26,687
 9/28/99    $25,959             $26,704
 9/29/99    $25,642             $26,382
 9/30/99    $25,734             $26,482
 10/1/99    $25,704             $26,444
 10/2/99    $25,704             $26,444
 10/3/99    $25,704             $26,444
 10/4/99    $26,379             $27,142
 10/5/99    $26,419             $27,182
 10/6/99    $27,054             $27,851
 10/7/99    $27,043             $27,847
 10/8/99    $27,279             $28,104
 10/9/99    $27,279             $28,104
10/10/99    $27,279             $28,104
10/11/99    $27,534             $28,363
10/12/99    $26,982             $27,790
10/13/99    $26,194             $26,994
10/14/99    $26,368             $27,176
10/15/99    $25,632             $26,437
10/16/99    $25,632             $26,437
10/17/99    $25,632             $26,437
10/18/99    $25,182             $25,978
10/19/99    $25,182             $25,980
10/20/99    $26,297             $27,124
10/21/99    $26,419             $27,244
10/22/99    $26,501             $27,340
10/23/99    $26,501             $27,340
10/24/99    $26,501             $27,340
10/25/99    $26,481             $27,321
10/26/99    $26,297             $27,125
10/27/99    $26,205             $27,027
10/28/99    $27,084             $27,934
10/29/99    $28,107             $29,007
10/30/99    $28,107             $29,007
10/31/99    $28,107             $29,007
 11/1/99    $27,903             $28,775
 11/2/99    $28,025             $28,892
 11/3/99    $28,506             $29,395
 11/4/99    $28,823             $29,729
 11/5/99    $29,386             $30,307
 11/6/99    $29,386             $30,307
 11/7/99    $29,386             $30,307
 11/8/99    $29,713             $30,643
 11/9/99    $29,478             $30,394
11/10/99    $29,836             $30,768
11/11/99    $30,388             $31,342
11/12/99    $30,797             $31,772
11/13/99    $30,797             $31,772
11/14/99    $30,797             $31,772
11/15/99    $30,654             $31,629
11/16/99    $31,349             $32,334
11/17/99    $31,043             $32,023
11/18/99    $32,014             $33,032
11/19/99    $32,280             $33,311
11/20/99    $32,280             $33,311
11/21/99    $32,280             $33,311
11/22/99    $32,495             $33,540
11/23/99    $31,963             $32,992
11/24/99    $33,109             $34,188
11/25/99    $33,109             $34,188
11/26/99    $33,201             $34,277
11/27/99    $33,201             $34,277
11/28/99    $33,201             $34,277
11/29/99    $32,628             $33,689
11/30/99    $31,626             $32,628
 12/1/99    $31,943             $32,964
 12/2/99    $33,109             $34,187
 12/3/99    $33,784             $34,890
 12/4/99    $33,784             $34,890
 12/5/99    $33,784             $34,890
 12/6/99    $33,988             $35,096
 12/7/99    $34,121             $35,249
 12/8/99    $33,702             $34,799
 12/9/99    $33,733             $34,836
12/10/99    $34,111             $35,230
12/11/99    $34,111             $35,230
12/12/99    $34,111             $35,230
12/13/99    $34,520             $35,660
12/14/99    $33,722             $34,834
12/15/99    $34,479             $35,625
12/16/99    $35,471             $36,649
12/17/99    $35,737             $36,952
12/18/99    $35,737             $36,952
12/19/99    $35,737             $36,952
12/20/99    $36,065             $37,283
12/21/99    $37,517             $38,807
12/22/99    $37,865             $39,178
12/23/99    $38,161             $39,486
12/24/99    $38,161             $39,486
12/25/99    $38,161             $39,486
12/26/99    $38,161             $39,486
12/27/99    $38,254             $39,576
12/28/99    $38,049             $39,362
12/29/99    $39,205             $40,579
12/30/99    $39,143             $40,513
12/31/99    $39,399             $40,779
  1/1/00    $39,399             $40,779
  1/2/00    $39,399             $40,779
  1/3/00    $40,279             $41,688
  1/4/00    $37,701             $39,001
  1/5/00    $37,292             $38,573
  1/6/00    $35,543             $36,742
  1/7/00    $37,538             $38,819
  1/8/00    $37,538             $38,819
  1/9/00    $37,538             $38,819
 1/10/00    $39,512             $40,884
 1/11/00    $37,671             $38,981
 1/12/00    $36,955             $38,253
 1/13/00    $38,346             $39,726
 1/14/00    $39,338             $40,745
 1/15/00    $39,338             $40,745
 1/16/00    $39,338             $40,745
 1/17/00    $39,338             $40,745
 1/18/00    $39,880             $41,328
 1/19/00    $40,228             $41,692
 1/20/00    $40,759             $42,251
 1/21/00    $40,841             $42,342
 1/22/00    $40,841             $42,342
 1/23/00    $40,841             $42,342
 1/24/00    $38,837             $40,263
 1/25/00    $39,880             $41,343
 1/26/00    $38,438             $39,826
 1/27/00    $38,131             $39,517
 1/28/00    $36,597             $37,901
 1/29/00    $36,597             $37,901
 1/30/00    $36,597             $37,901
 1/31/00    $37,896             $39,263
  2/1/00    $39,287             $40,712
  2/2/00    $39,532             $40,962
  2/3/00    $40,862             $42,355
  2/4/00    $41,107             $42,610
  2/5/00    $41,107             $42,610
  2/6/00    $41,107             $42,610
  2/7/00    $41,721             $43,259
  2/8/00    $43,112             $44,684
  2/9/00    $42,110             $43,645
 2/10/00    $43,398             $44,982
 2/11/00    $42,120             $43,650
 2/12/00    $42,120             $43,650
 2/13/00    $42,120             $43,650
 2/14/00    $42,294             $43,839
 2/15/00    $42,396             $43,959
 2/16/00    $42,406             $43,970
 2/17/00    $43,736             $45,371
 2/18/00    $42,048             $43,615
 2/19/00    $42,048             $43,615
 2/20/00    $42,048             $43,615
 2/21/00    $42,048             $43,615
 2/22/00    $42,079             $43,652
 2/23/00    $44,206             $45,863
 2/24/00    $45,086             $46,775
 2/25/00    $44,288             $45,956
 2/26/00    $44,288             $45,956
 2/27/00    $44,288             $45,956
 2/28/00    $44,104             $45,775
 2/29/00    $45,199             $46,928
  3/1/00    $45,638             $47,390
  3/2/00    $44,851             $46,568
  3/3/00    $47,040             $48,863
  3/4/00    $47,040             $48,863
  3/5/00    $47,040             $48,863
  3/6/00    $47,193             $49,020
  3/7/00    $46,487             $48,290
  3/8/00    $47,040             $48,894
  3/9/00    $48,512             $50,440
 3/10/00    $48,512             $50,450
 3/11/00    $48,512             $50,450
 3/12/00    $48,512             $50,450
 3/13/00    $46,835             $48,686
 3/14/00    $44,728             $46,488
 3/15/00    $43,695             $45,423
 3/16/00    $46,058             $47,878
 3/17/00    $46,958             $48,836
 3/18/00    $46,958             $48,836
 3/19/00    $46,958             $48,836
 3/20/00    $45,086             $46,864
 3/21/00    $47,070             $48,934
 3/22/00    $48,615             $50,556
 3/23/00    $49,300             $51,257
 3/24/00    $49,617             $51,598
 3/25/00    $49,617             $51,598
 3/26/00    $49,617             $51,598
 3/27/00    $49,750             $51,743
 3/28/00    $48,472             $50,408
 3/29/00    $46,682             $48,544
 3/30/00    $44,953             $46,744
 3/31/00    $46,497             $48,367
  4/1/00    $46,497             $48,367
  4/2/00    $46,497             $48,367
  4/3/00    $43,122             $44,839
  4/4/00    $42,672             $44,368
  4/5/00    $42,611             $44,325
  4/6/00    $43,214             $44,946
  4/7/00    $45,352             $47,198
  4/8/00    $45,352             $47,198
  4/9/00    $45,352             $47,198
 4/10/00    $42,273             $43,973
 4/11/00    $41,322             $42,993
 4/12/00    $38,417             $39,963
 4/13/00    $37,578             $39,085
 4/14/00    $33,937             $35,256
 4/15/00    $33,937             $35,256
 4/16/00    $33,937             $35,256
 4/17/00    $37,323             $38,817
 4/18/00    $39,276             $40,866
 4/19/00    $37,896             $39,407
 4/20/00    $37,067             $38,551
 4/21/00    $37,067             $38,551
 4/22/00    $37,067             $38,551
 4/23/00    $37,067             $38,551
 4/24/00    $35,471             $36,882
 4/25/00    $38,294             $39,830
 4/26/00    $37,088             $38,556
 4/27/00    $39,062             $40,611
 4/28/00    $39,911             $41,497
 4/29/00    $39,911             $41,497
 4/30/00    $39,911             $41,497
  5/1/00    $40,504             $42,121
  5/2/00    $38,366             $39,893
  5/3/00    $37,640             $39,177
  5/4/00    $37,732             $39,271
  5/5/00    $38,970             $40,565
  5/6/00    $38,970             $40,565
  5/7/00    $38,970             $40,565
  5/8/00    $37,210             $38,731
  5/9/00    $36,402             $37,891
 5/10/00    $34,285             $35,686
 5/11/00    $35,727             $37,191
 5/12/00    $35,983             $37,462
 5/13/00    $35,983             $37,462
 5/14/00    $35,983             $37,462
 5/15/00    $37,108             $38,626
 5/16/00    $38,519             $40,108
 5/17/00    $37,507             $39,048
 5/18/00    $36,198             $37,683
 5/19/00    $34,449             $35,861
 5/20/00    $34,449             $35,861
 5/21/00    $34,449             $35,861
 5/22/00    $34,490             $35,905
 5/23/00    $31,953             $33,252
 5/24/00    $33,600             $34,977
 5/25/00    $32,751             $34,086
 5/26/00    $32,761             $34,110
 5/27/00    $32,761             $34,110
 5/28/00    $32,761             $34,110
 5/29/00    $32,761             $34,110
 5/30/00    $36,054             $37,548
 5/31/00    $35,103             $36,558
  6/1/00    $37,149             $38,702
  6/2/00    $39,645             $41,305
  6/3/00    $39,645             $41,305
  6/4/00    $39,645             $41,305
  6/5/00    $39,368             $41,026
  6/6/00    $38,489             $40,102
  6/7/00    $39,440             $41,089
  6/8/00    $39,133             $40,773
  6/9/00    $39,685             $41,355
 6/10/00    $39,685             $41,355
 6/11/00    $39,685             $41,355
 6/12/00    $38,397             $40,015
 6/13/00    $39,737             $41,416
 6/14/00    $38,806             $40,445
 6/15/00    $39,583             $41,265
 6/16/00    $39,951             $41,653
 6/17/00    $39,951             $41,653
 6/18/00    $39,951             $41,653
 6/19/00    $41,496             $43,263
 6/20/00    $41,496             $43,264
 6/21/00    $41,874             $43,662
 6/22/00    $40,125             $41,838
 6/23/00    $38,867             $40,531
 6/24/00    $38,867             $40,531
 6/25/00    $38,867             $40,531
 6/26/00    $39,778             $41,478
 6/27/00    $39,010             $40,682
 6/28/00    $39,767             $41,474
 6/29/00    $38,652             $40,317
 6/30/00    $39,685             $41,394
  7/1/00    $39,685             $41,394
  7/2/00    $39,685             $41,394
  7/3/00    $40,115             $41,845
  7/4/00    $40,115             $41,845
  7/5/00    $38,479             $40,141
  7/6/00    $39,982             $41,721
  7/7/00    $40,483             $42,246
  7/8/00    $40,483             $42,246
  7/9/00    $40,483             $42,246
 7/10/00    $39,747             $41,487
 7/11/00    $39,450             $41,182
 7/12/00    $41,097             $42,905
 7/13/00    $41,680             $43,515
 7/14/00    $42,570             $44,445
 7/15/00    $42,570             $44,445
 7/16/00    $42,570             $44,445
 7/17/00    $42,805             $44,673
 7/18/00    $41,721             $43,563
 7/19/00    $40,483             $42,276
 7/20/00    $42,079             $43,942
 7/21/00    $41,169             $42,988
 7/22/00    $41,169             $42,988
 7/23/00    $41,169             $42,988
 7/24/00    $39,911             $41,689
 7/25/00    $40,698             $42,512
 7/26/00    $40,207             $41,993
 7/27/00    $38,755             $40,491
 7/28/00    $36,586             $38,243
 7/29/00    $36,586             $38,243
 7/30/00    $36,586             $38,243
 7/31/00    $37,967             $39,696
  8/1/00    $37,026             $38,726
  8/2/00    $36,689             $38,387
  8/3/00    $38,110             $39,851
  8/4/00    $38,049             $39,798
  8/5/00    $38,049             $39,798
  8/6/00    $38,049             $39,798
  8/7/00    $39,010             $40,807
  8/8/00    $38,765             $40,543
  8/9/00    $38,837             $40,616
 8/10/00    $37,814             $39,540
 8/11/00    $38,325             $40,083
 8/12/00    $38,325             $40,083
 8/13/00    $38,325             $40,083
 8/14/00    $39,113             $40,908
 8/15/00    $39,154             $40,941
 8/16/00    $39,133             $40,926
 8/17/00    $40,289             $42,129
 8/18/00    $40,043             $41,875
 8/19/00    $40,043             $41,875
 8/20/00    $40,043             $41,875
 8/21/00    $40,258             $42,096
 8/22/00    $40,258             $42,099
 8/23/00    $40,984             $42,858
 8/24/00    $41,537             $43,437
 8/25/00    $41,342             $43,236
 8/26/00    $41,342             $43,236
 8/27/00    $41,342             $43,236
 8/28/00    $41,578             $43,489
 8/29/00    $41,547             $43,463
 8/30/00    $41,721             $43,648
 8/31/00    $42,866             $44,845
  9/1/00    $43,081             $45,084
  9/2/00    $43,081             $45,084
  9/3/00    $43,081             $45,084
  9/4/00    $43,081             $45,084
  9/5/00    $41,885             $43,849
  9/6/00    $40,309             $42,206
  9/7/00    $41,527             $43,479
  9/8/00    $40,054             $41,940
  9/9/00    $40,054             $41,940
 9/10/00    $40,054             $41,940
 9/11/00    $38,929             $40,767
 9/12/00    $38,510             $40,328
 9/13/00    $39,289             $41,152
 9/14/00    $39,246             $41,104
 9/15/00    $38,606             $40,432
 9/16/00    $38,606             $40,432
 9/17/00    $38,606             $40,432
 9/18/00    $37,646             $39,434
 9/19/00    $39,449             $41,313
 9/20/00    $39,811             $41,687
 9/21/00    $39,043             $40,892
 9/22/00    $38,862             $40,706
 9/23/00    $38,862             $40,706
 9/24/00    $38,862             $40,706
 9/25/00    $38,030             $39,836
 9/26/00    $37,614             $39,401
 9/27/00    $37,496             $39,284
 9/28/00    $39,118             $40,969
 9/29/00    $37,486             $39,270
 9/30/00    $37,486             $39,270
 10/1/00    $37,486             $39,270
 10/2/00    $36,291             $38,031
 10/3/00    $35,182             $36,880
 10/4/00    $36,248             $37,980
 10/5/00    $35,918             $37,661
 10/6/00    $34,723             $36,425
 10/7/00    $34,723             $36,425
 10/8/00    $34,723             $36,425
 10/9/00    $34,798             $36,501
10/10/00    $33,400             $35,065
10/11/00    $32,472             $34,100
10/12/00    $31,459             $33,043
10/13/00    $34,371             $36,049
10/14/00    $34,371             $36,049
10/15/00    $34,371             $36,049
10/16/00    $34,072             $35,738
10/17/00    $33,251             $34,888
10/18/00    $32,899             $34,526
10/19/00    $35,715             $37,426
10/20/00    $36,280             $38,016
10/21/00    $36,280             $38,016
10/22/00    $36,280             $38,016
10/23/00    $35,918             $37,635
10/24/00    $35,182             $36,879
10/25/00    $32,557             $34,177
10/26/00    $33,187             $34,832
10/27/00    $33,272             $34,921
10/28/00    $33,272             $34,921
10/29/00    $33,272             $34,921
10/30/00    $32,259             $33,886
10/31/00    $34,382             $36,099
 11/1/00    $33,784             $35,472
 11/2/00    $34,648             $36,387
 11/3/00    $34,798             $36,534
 11/4/00    $34,798             $36,534
 11/5/00    $34,798             $36,534
 11/6/00    $34,467             $36,189
 11/7/00    $34,350             $36,069
 11/8/00    $32,003             $33,644
 11/9/00    $31,981             $33,622
11/10/00    $30,200             $31,787
11/11/00    $30,200             $31,787
11/12/00    $30,200             $31,787
11/13/00    $29,624             $31,197
11/14/00    $31,789             $33,428
11/15/00    $32,184             $33,838
11/16/00    $30,563             $32,171
11/17/00    $30,659             $32,277
11/18/00    $30,659             $32,277
11/19/00    $30,659             $32,277
11/20/00    $29,133             $30,711
11/21/00    $29,069             $30,646
11/22/00    $27,810             $29,345
11/23/00    $27,810             $29,345
11/24/00    $29,528             $31,125
11/25/00    $29,528             $31,125
11/26/00    $29,528             $31,125
11/27/00    $28,877             $30,457
11/28/00    $27,309             $28,827
11/29/00    $27,117             $28,626
11/30/00    $26,072             $27,567
 12/1/00    $26,530             $28,042
 12/2/00    $26,530             $28,042
 12/3/00    $26,530             $28,042
 12/4/00    $26,584             $28,093
 12/5/00    $29,762             $31,376
 12/6/00    $28,600             $30,175
 12/7/00    $28,354             $29,914
 12/8/00    $30,200             $31,843
 12/9/00    $30,200             $31,843
12/10/00    $30,200             $31,843
12/11/00    $31,043             $32,696
12/12/00    $29,869             $31,490
12/13/00    $28,653             $30,232
12/14/00    $27,490             $29,027
12/15/00    $26,541             $28,039
12/16/00    $26,541             $28,039
12/17/00    $26,541             $28,039
12/18/00    $26,477             $27,969
12/19/00    $24,941             $26,391
12/20/00    $22,946             $24,309
12/21/00    $23,117             $24,469
12/22/00    $25,367             $26,794
12/23/00    $25,367             $26,794
12/24/00    $25,367             $26,794
12/25/00    $25,367             $26,794
12/26/00    $25,037             $26,446
12/27/00    $25,613             $27,057
12/28/00    $25,655             $27,106
12/29/00    $24,354             $25,754
12/30/00    $24,354             $25,754
12/31/00    $24,354             $25,754
  1/1/01    $24,354             $25,754
  1/2/01    $22,093             $23,412
  1/3/01    $26,306             $27,807
  1/4/01    $25,591             $27,056
  1/5/01    $23,543             $24,942
  1/6/01    $23,543             $24,942
  1/7/01    $23,543             $24,942
  1/8/01    $23,682             $25,092
  1/9/01    $23,991             $25,421
 1/10/01    $25,069             $26,546
 1/11/01    $26,242             $27,762
 1/12/01    $26,040             $27,562
 1/13/01    $26,040             $27,562
 1/14/01    $26,040             $27,562
 1/15/01    $26,040             $27,562
 1/16/01    $25,655             $27,173
 1/17/01    $26,584             $28,140
 1/18/01    $27,768             $29,370
 1/19/01    $27,618             $29,207
 1/20/01    $27,618             $29,207
 1/21/01    $27,618             $29,207
 1/22/01    $27,480             $29,069
 1/23/01    $28,397             $30,025
 1/24/01    $28,354             $29,985
 1/25/01    $26,957             $28,549
 1/26/01    $27,341             $28,944
 1/27/01    $27,341             $28,944
 1/28/01    $27,341             $28,944
 1/29/01    $28,002             $29,634
 1/30/01    $27,906             $29,542
 1/31/01    $26,925             $28,518
  2/1/01    $27,085             $28,674
  2/2/01    $25,634             $27,189
  2/3/01    $25,634             $27,189
  2/4/01    $25,634             $27,189
  2/5/01    $25,591             $27,135
  2/6/01    $25,655             $27,201
  2/7/01    $24,973             $26,501
  2/8/01    $24,365             $25,908
  2/9/01    $23,373             $24,875
 2/10/01    $23,373             $24,875
 2/11/01    $23,373             $24,875
 2/12/01    $23,618             $25,151
 2/13/01    $22,775             $24,288
 2/14/01    $23,853             $25,359
 2/15/01    $24,546             $26,077
 2/16/01    $22,850             $24,333
 2/17/01    $22,850             $24,333
 2/18/01    $22,850             $24,333
 2/19/01    $22,850             $24,333
 2/20/01    $21,602             $23,042
 2/21/01    $21,218             $22,640
 2/22/01    $20,930             $22,353
 2/23/01    $21,186             $22,613
 2/24/01    $21,186             $22,613
 2/25/01    $21,186             $22,613
 2/26/01    $21,612             $23,070
 2/27/01    $20,204             $21,606
 2/28/01    $19,618             $20,988
  3/1/01    $20,258             $21,644
  3/2/01    $19,340             $20,691
  3/3/01    $19,340             $20,691
  3/4/01    $19,340             $20,691
  3/5/01    $19,714             $21,080
  3/6/01    $20,332             $21,735
  3/7/01    $20,546             $21,955
  3/8/01    $19,948             $21,316
  3/9/01    $18,615             $19,940
 3/10/01    $18,615             $19,940
 3/11/01    $18,615             $19,940
 3/12/01    $17,239             $18,484
 3/13/01    $18,380             $19,683
 3/14/01    $17,932             $19,192
 3/15/01    $17,420             $18,674
 3/16/01    $16,897             $18,119
 3/17/01    $16,897             $18,119
 3/18/01    $16,897             $18,119
 3/19/01    $17,761             $19,032
 3/20/01    $16,545             $17,756
 3/21/01    $16,439             $17,652
 3/22/01    $17,463             $18,717
 3/23/01    $17,484             $18,752
 3/24/01    $17,484             $18,752
 3/25/01    $17,484             $18,752
 3/26/01    $17,185             $18,443
 3/27/01    $17,793             $19,089
 3/28/01    $16,396             $17,621
 3/29/01    $15,991             $17,191
 3/30/01    $16,087             $17,303
 3/31/01    $16,087             $17,303
  4/1/01    $16,087             $17,303
  4/2/01    $15,500             $16,679
  4/3/01    $14,273             $15,387
  4/4/01    $13,985             $15,076
  4/5/01    $15,532             $16,707
  4/6/01    $14,796             $15,927
  4/7/01    $14,796             $15,927
  4/8/01    $14,796             $15,927
  4/9/01    $15,127             $16,290
 4/10/01    $16,353             $17,573
 4/11/01    $16,855             $18,118
 4/12/01    $17,548             $18,854
 4/13/01    $17,548             $18,854
 4/14/01    $17,548             $18,854
 4/15/01    $17,548             $18,854
 4/16/01    $16,887             $18,149
 4/17/01    $17,111             $18,383
 4/18/01    $18,775             $20,135
 4/19/01    $20,076             $21,482
 4/20/01    $19,863             $21,265
 4/21/01    $19,863             $21,265
 4/22/01    $19,863             $21,265
 4/23/01    $18,594             $19,927
 4/24/01    $18,071             $19,381
 4/25/01    $18,615             $19,954
 4/26/01    $18,071             $19,393
 4/27/01    $18,572             $19,912
 4/28/01    $18,572             $19,912
 4/29/01    $18,572             $19,912
 4/30/01    $19,031             $20,403
  5/1/01    $19,703             $21,105
  5/2/01    $20,151             $21,583
  5/3/01    $19,266             $20,652
  5/4/01    $19,746             $21,158
  5/5/01    $19,746             $21,158
  5/6/01    $19,746             $21,158
  5/7/01    $19,447             $20,846
  5/8/01    $19,799             $21,218
  5/9/01    $19,244             $20,642
 5/10/01    $18,850             $20,218
 5/11/01    $18,668             $20,030
 5/12/01    $18,668             $20,030
 5/13/01    $18,668             $20,030
 5/14/01    $18,391             $19,742
 5/15/01    $18,412             $19,761
 5/16/01    $19,479             $20,890
 5/17/01    $19,756             $21,173
 5/18/01    $19,778             $21,201
 5/19/01    $19,778             $21,201
 5/20/01    $19,778             $21,201
 5/21/01    $21,079             $22,574
 5/22/01    $20,983             $22,468
 5/23/01    $20,087             $21,529
 5/24/01    $20,567             $22,033
 5/25/01    $20,119             $21,564
 5/26/01    $20,119             $21,564
 5/27/01    $20,119             $21,564
 5/28/01    $20,119             $21,564
 5/29/01    $19,202             $20,605
 5/30/01    $18,220             $19,565
 5/31/01    $18,391             $19,795
  6/1/01    $18,828             $20,245
  6/2/01    $18,828             $20,245
  6/3/01    $18,828             $20,245
  6/4/01    $18,807             $20,224
  6/5/01    $19,714             $21,159
  6/6/01    $19,500             $20,938
  6/7/01    $20,130             $21,592
  6/8/01    $19,415             $20,855
  6/9/01    $19,415             $20,855
 6/10/01    $19,415             $20,855
 6/11/01    $18,892             $20,308
 6/12/01    $18,946             $20,369
 6/13/01    $18,284             $19,689
 6/14/01    $17,441             $18,822
 6/15/01    $17,335             $18,713
 6/16/01    $17,335             $18,713
 6/17/01    $17,335             $18,713
 6/18/01    $16,961             $18,328
 6/19/01    $17,068             $18,432
 6/20/01    $17,548             $18,934
 6/21/01    $17,868             $19,260
 6/22/01    $17,612             $18,999
 6/23/01    $17,612             $18,999
 6/24/01    $17,612             $18,999
 6/25/01    $17,783             $19,179
 6/26/01    $17,868             $19,264
 6/27/01    $17,911             $19,313
 6/28/01    $18,476             $19,895
 6/29/01    $18,700             $20,194
 6/30/01    $18,700             $20,194
  7/1/01    $18,700             $20,194
  7/2/01    $18,658             $20,094
  7/3/01    $18,583             $20,040
  7/4/01    $18,583             $20,040
  7/5/01    $17,847             $19,257
  7/6/01    $16,972             $18,351
  7/7/01    $16,972             $18,351
  7/8/01    $16,972             $18,351
  7/9/01    $17,271             $18,664
 7/10/01    $16,503             $17,871
 7/11/01    $16,684             $18,054
 7/12/01    $17,836             $19,248
 7/13/01    $17,836             $19,259
 7/14/01    $17,836             $19,259
 7/15/01    $17,836             $19,259
 7/16/01    $17,143             $18,540
 7/17/01    $17,612             $19,022
 7/18/01    $16,940             $18,332
 7/19/01    $17,249             $18,651
 7/20/01    $17,047             $18,438
 7/21/01    $17,047             $18,438
 7/22/01    $17,047             $18,438
 7/23/01    $16,545             $17,926
 7/24/01    $16,279             $17,650
 7/25/01    $16,524             $17,903
 7/26/01    $17,004             $18,404
 7/27/01    $17,111             $18,512
 7/28/01    $17,111             $18,512
 7/29/01    $17,111             $18,512
 7/30/01    $16,972             $18,367
 7/31/01    $17,111             $18,516
  8/1/01    $17,591             $19,021
  8/2/01    $17,825             $19,262
  8/3/01    $17,559             $18,981
  8/4/01    $17,559             $18,981
  8/5/01    $17,559             $18,981
  8/6/01    $17,313             $18,728
  8/7/01    $17,239             $18,657
  8/8/01    $16,492             $17,885
  8/9/01    $16,524             $17,915
 8/10/01    $16,396             $17,789
 8/11/01    $16,396             $17,789
 8/12/01    $16,396             $17,789
 8/13/01    $16,780             $18,183
 8/14/01    $16,535             $17,926
 8/15/01    $15,916             $17,289
 8/16/01    $16,023             $17,399
 8/17/01    $15,319             $16,679
 8/18/01    $15,319             $16,679
 8/19/01    $15,319             $16,679
 8/20/01    $15,532             $16,893
 8/21/01    $14,956             $16,285
 8/22/01    $15,319             $16,666
 8/23/01    $15,127             $16,464
 8/24/01    $15,991             $17,373
 8/25/01    $15,991             $17,373
 8/26/01    $15,991             $17,373
 8/27/01    $15,980             $17,358
 8/28/01    $15,436             $16,786
 8/29/01    $15,148             $16,494
 8/30/01    $14,668             $15,990
 8/31/01    $14,828             $16,164
  9/1/01    $14,828             $16,164
  9/2/01    $14,828             $16,164
  9/3/01    $14,828             $16,164
  9/4/01    $14,359             $15,662
  9/5/01    $14,273             $15,565
  9/6/01    $13,718             $14,976
  9/7/01    $13,644             $14,894
  9/8/01    $13,644             $14,894
  9/9/01    $13,644             $14,894
 9/10/01    $13,750             $15,017
 9/11/01    $13,750             $15,017
 9/12/01    $13,750             $15,017
 9/13/01    $13,750             $15,017
 9/14/01    $13,750             $15,017
 9/15/01    $13,750             $15,017
 9/16/01    $13,750             $15,017
 9/17/01    $12,609             $13,777
 9/18/01    $12,332             $13,469
 9/19/01    $12,161             $13,288
 9/20/01    $11,734             $12,827
 9/21/01    $11,340             $12,394
 9/22/01    $11,340             $12,394
 9/23/01    $11,340             $12,394
 9/24/01    $11,980             $13,099
 9/25/01    $11,958             $13,063
 9/26/01    $11,510             $12,576
 9/27/01    $11,510             $12,585
 9/28/01    $11,756             $12,850
 9/29/01    $11,756             $12,850
 9/30/01    $11,756             $12,850
 10/1/01    $11,585             $12,661
 10/2/01    $11,660             $12,751
 10/3/01    $12,566             $13,741
 10/4/01    $12,684             $13,865
 10/5/01    $12,790             $13,986
 10/6/01    $12,790             $13,986
 10/7/01    $12,790             $13,986
 10/8/01    $12,876             $14,073
 10/9/01    $12,524             $13,688
10/10/01    $13,121             $14,349
10/11/01    $13,985             $15,286
10/12/01    $14,017             $15,329
10/13/01    $14,017             $15,329
10/14/01    $14,017             $15,329
10/15/01    $13,868             $15,165
10/16/01    $14,124             $15,450
10/17/01    $13,228             $14,460
10/18/01    $13,377             $14,631
10/19/01    $13,548             $14,821
10/20/01    $13,548             $14,821
10/21/01    $13,548             $14,821
10/22/01    $13,910             $15,211
10/23/01    $13,921             $15,222
10/24/01    $14,327             $15,669
10/25/01    $14,871             $16,267
10/26/01    $14,625             $16,001
10/27/01    $14,625             $16,001
10/28/01    $14,625             $16,001
10/29/01    $13,814             $15,118
10/30/01    $13,494             $14,762
10/31/01    $13,718             $15,010
 11/1/01    $14,316             $15,663
 11/2/01    $14,327             $15,681
 11/3/01    $14,327             $15,681
 11/4/01    $14,327             $15,681
 11/5/01    $14,881             $16,279
 11/6/01    $15,308             $16,751
 11/7/01    $15,319             $16,768
 11/8/01    $15,180             $16,614
 11/9/01    $15,223             $16,662
11/10/01    $15,223             $16,662
11/11/01    $15,223             $16,662
11/12/01    $15,361             $16,813
11/13/01    $15,884             $17,385
11/14/01    $15,937             $17,442
11/15/01    $15,895             $17,405
11/16/01    $15,895             $17,400
11/17/01    $15,895             $17,400
11/18/01    $15,895             $17,400
11/19/01    $16,247             $17,790
11/20/01    $15,564             $17,044
11/21/01    $15,585             $17,069
11/22/01    $15,585             $17,069
11/23/01    $15,841             $17,349
11/24/01    $15,841             $17,349
11/25/01    $15,841             $17,349
11/26/01    $16,268             $17,813
11/27/01    $16,172             $17,705
11/28/01    $15,639             $17,124
11/29/01    $16,055             $17,589
11/30/01    $16,023             $17,553
 12/1/01    $16,023             $17,553
 12/2/01    $16,023             $17,553
 12/3/01    $15,735             $17,240
 12/4/01    $16,407             $17,974
 12/5/01    $17,271             $18,927
 12/6/01    $17,249             $18,894
 12/7/01    $16,801             $18,410
 12/8/01    $16,801             $18,410
 12/9/01    $16,801             $18,410
12/10/01    $16,503             $18,096
12/11/01    $16,652             $18,271
12/12/01    $16,727             $18,366
12/13/01    $16,065             $17,618
12/14/01    $16,119             $17,659
12/15/01    $16,119             $17,659
12/16/01    $16,119             $17,659
12/17/01    $16,460             $18,040
12/18/01    $16,641             $18,231
12/19/01    $16,343             $17,912
12/20/01    $15,628             $17,128
12/21/01    $15,831             $17,358
12/22/01    $15,831             $17,358
12/23/01    $15,831             $17,358
12/24/01    $15,820             $17,347
12/25/01    $15,820             $17,347
12/26/01    $15,937             $17,496
12/27/01    $16,087             $17,668
12/28/01    $16,225             $17,829
12/29/01    $16,225             $17,829
12/30/01    $16,225             $17,829
12/31/01    $15,788             $17,344

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12-31-01

-------------------------------------------------------------------------------
                         FISCAL YEAR ENDED        SINCE INCEPTION (5-7-97)
                             12-31-01                    TO 12-31-01
-------------------------------------------------------------------------------
OTC FUND                      -35.17%                       10.31%

NASDAQ 100 INDEX              -32.66%                       12.57%
-------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

ARKTOS FUND

OBJECTIVE: Seeks to provide investment returns that correspond to the inverse of the daily performance of the Nasdaq 100 Index.

Inception: May 21, 2001

Technology companies continued to suffer poor earnings due to a lack of IT spending and excess inventories. This is noteworthy because technology companies comprise more than 66% of the Nasdaq 100 Index. Giga Information Group, Inc. projected that U.S. IT spending in 2001 could decrease by as much as 5% from 2000 and increase 4% in 2002. This follows greater than 20% growth rates in IT spending in both 1999 and 2000. While the Nasdaq 100 Index returned -23.17% for the period, the Arktos Fund returned 17.92%

[CHART OF CUMULATIVE FUND PERFORMANCE: MAY 21, 2001 - DECEMBER 31, 2001]

        ARKTOS FUND    NASDAQ 100 INDEX
        -----------    ----------------
 5/21/01    $10,000             $10,000
 5/22/01    $10,036             $ 9,953
 5/23/01    $10,236             $ 9,537
 5/24/01    $10,012             $ 9,760
 5/25/01    $10,224             $ 9,553
 5/26/01    $10,224             $ 9,553
 5/27/01    $10,224             $ 9,553
 5/28/01    $10,668             $ 9,553
 5/29/01    $10,668             $ 9,128
 5/30/01    $11,560             $ 8,667
 5/31/01    $11,420             $ 8,769
  6/1/01    $11,120             $ 8,969
  6/2/01    $11,120             $ 8,969
  6/3/01    $11,120             $ 8,969
  6/4/01    $11,180             $ 8,959
  6/5/01    $10,648             $ 9,373
  6/6/01    $10,768             $ 9,276
  6/7/01    $10,464             $ 9,565
  6/8/01    $10,812             $ 9,238
  6/9/01    $10,812             $ 9,238
 6/10/01    $10,812             $ 9,238
 6/11/01    $11,092             $ 8,996
 6/12/01    $11,072             $ 9,023
 6/13/01    $11,456             $ 8,722
 6/14/01    $11,948             $ 8,338
 6/15/01    $11,992             $ 8,290
 6/16/01    $11,992             $ 8,290
 6/17/01    $11,992             $ 8,290
 6/18/01    $12,252             $ 8,119
 6/19/01    $12,172             $ 8,165
 6/20/01    $11,852             $ 8,387
 6/21/01    $11,652             $ 8,532
 6/22/01    $11,796             $ 8,416
 6/23/01    $11,796             $ 8,416
 6/24/01    $11,796             $ 8,416
 6/25/01    $11,692             $ 8,496
 6/26/01    $11,664             $ 8,534
 6/27/01    $11,636             $ 8,555
 6/28/01    $11,292             $ 8,813
 6/29/01    $11,132             $ 8,946
 6/30/01    $11,132             $ 8,946
  7/1/01    $11,132             $ 8,946
  7/2/01    $11,184             $ 8,901
  7/3/01    $11,216             $ 8,878
  7/4/01    $11,216             $ 8,878
  7/5/01    $11,656             $ 8,531
  7/6/01    $12,208             $ 8,129
  7/7/01    $12,208             $ 8,129
  7/8/01    $12,208             $ 8,129
  7/9/01    $11,976             $ 8,268
 7/10/01    $12,496             $ 7,917
 7/11/01    $12,376             $ 7,998
 7/12/01    $11,552             $ 8,527
 7/13/01    $11,564             $ 8,531
 7/14/01    $11,564             $ 8,531
 7/15/01    $11,564             $ 8,531
 7/16/01    $11,992             $ 8,213
 7/17/01    $11,688             $ 8,426
 7/18/01    $12,104             $ 8,121
 7/19/01    $11,908             $ 8,262
 7/20/01    $12,036             $ 8,168
 7/21/01    $12,036             $ 8,168
 7/22/01    $12,036             $ 8,168
 7/23/01    $12,376             $ 7,941
 7/24/01    $12,548             $ 7,819
 7/25/01    $12,396             $ 7,931
 7/26/01    $12,052             $ 8,153
 7/27/01    $11,956             $ 8,200
 7/28/01    $11,956             $ 8,200
 7/29/01    $11,956             $ 8,200
 7/30/01    $12,040             $ 8,136
 7/31/01    $11,996             $ 8,203
  8/1/01    $11,664             $ 8,426
  8/2/01    $11,488             $ 8,533
  8/3/01    $11,660             $ 8,409
  8/4/01    $11,660             $ 8,409
  8/5/01    $11,660             $ 8,409
  8/6/01    $11,828             $ 8,296
  8/7/01    $11,872             $ 8,265
  8/8/01    $12,392             $ 7,923
  8/9/01    $12,348             $ 7,936
 8/10/01    $12,440             $ 7,880
 8/11/01    $12,440             $ 7,880
 8/12/01    $12,440             $ 7,880
 8/13/01    $12,164             $ 8,055
 8/14/01    $12,356             $ 7,941
 8/15/01    $12,804             $ 7,659
 8/16/01    $12,728             $ 7,707
 8/17/01    $13,252             $ 7,389
 8/18/01    $13,252             $ 7,389
 8/19/01    $13,252             $ 7,389
 8/20/01    $13,088             $ 7,483
 8/21/01    $13,568             $ 7,214
 8/22/01    $13,256             $ 7,383
 8/23/01    $13,404             $ 7,293
 8/24/01    $12,680             $ 7,696
 8/25/01    $12,680             $ 7,696
 8/26/01    $12,680             $ 7,696
 8/27/01    $12,688             $ 7,690
 8/28/01    $13,068             $ 7,436
 8/29/01    $13,340             $ 7,307
 8/30/01    $13,760             $ 7,083
 8/31/01    $13,576             $ 7,160
  9/1/01    $13,576             $ 7,160
  9/2/01    $13,576             $ 7,160
  9/3/01    $13,576             $ 7,160
  9/4/01    $14,024             $ 6,938
  9/5/01    $14,096             $ 6,895
  9/6/01    $14,644             $ 6,634
  9/7/01    $14,712             $ 6,598
  9/8/01    $14,712             $ 6,598
  9/9/01    $14,712             $ 6,598
 9/10/01    $14,608             $ 6,652
 9/11/01    $14,608             $ 6,652
 9/12/01    $14,608             $ 6,652
 9/13/01    $14,608             $ 6,652
 9/14/01    $14,608             $ 6,652
 9/15/01    $14,608             $ 6,652
 9/16/01    $14,608             $ 6,652
 9/17/01    $15,840             $ 6,103
 9/18/01    $16,156             $ 5,966
 9/19/01    $16,436             $ 5,886
 9/20/01    $17,048             $ 5,682
 9/21/01    $17,540             $ 5,491
 9/22/01    $17,540             $ 5,491
 9/23/01    $17,540             $ 5,491
 9/24/01    $16,580             $ 5,803
 9/25/01    $16,608             $ 5,787
 9/26/01    $17,216             $ 5,571
 9/27/01    $17,184             $ 5,575
 9/28/01    $16,868             $ 5,692
 9/29/01    $16,868             $ 5,692
 9/30/01    $16,868             $ 5,692
 10/1/01    $17,124             $ 5,609
 10/2/01    $17,000             $ 5,648
 10/3/01    $15,632             $ 6,087
 10/4/01    $15,520             $ 6,142
 10/5/01    $15,372             $ 6,196
 10/6/01    $15,372             $ 6,196
 10/7/01    $15,372             $ 6,196
 10/8/01    $15,276             $ 6,234
 10/9/01    $15,704             $ 6,063
10/10/01    $14,920             $ 6,356
10/11/01    $13,980             $ 6,771
10/12/01    $13,968             $ 6,791
10/13/01    $13,968             $ 6,791
10/14/01    $13,968             $ 6,791
10/15/01    $14,076             $ 6,718
10/16/01    $13,856             $ 6,844
10/17/01    $14,672             $ 6,406
10/18/01    $14,496             $ 6,481
10/19/01    $14,296             $ 6,565
10/20/01    $14,296             $ 6,565
10/21/01    $14,296             $ 6,565
10/22/01    $13,916             $ 6,738
10/23/01    $13,860             $ 6,743
10/24/01    $13,504             $ 6,941
10/25/01    $12,988             $ 7,206
10/26/01    $13,152             $ 7,088
10/27/01    $13,152             $ 7,088
10/28/01    $13,152             $ 7,088
10/29/01    $13,892             $ 6,697
10/30/01    $14,220             $ 6,539
10/31/01    $13,972             $ 6,649
 11/1/01    $13,340             $ 6,938
 11/2/01    $13,340             $ 6,946
 11/3/01    $13,340             $ 6,946
 11/4/01    $13,340             $ 6,946
 11/5/01    $12,820             $ 7,212
 11/6/01    $12,452             $ 7,420
 11/7/01    $12,460             $ 7,428
 11/8/01    $12,540             $ 7,360
 11/9/01    $12,556             $ 7,381
11/10/01    $12,556             $ 7,381
11/11/01    $12,556             $ 7,381
11/12/01    $12,432             $ 7,448
11/13/01    $11,988             $ 7,701
11/14/01    $11,944             $ 7,726
11/15/01    $11,964             $ 7,710
11/16/01    $11,980             $ 7,708
11/17/01    $11,980             $ 7,708
11/18/01    $11,980             $ 7,708
11/19/01    $11,704             $ 7,881
11/20/01    $12,212             $ 7,550
11/21/01    $12,200             $ 7,561
11/22/01    $12,200             $ 7,561
11/23/01    $12,024             $ 7,685
11/24/01    $12,024             $ 7,685
11/25/01    $12,024             $ 7,685
11/26/01    $11,668             $ 7,891
11/27/01    $11,720             $ 7,843
11/28/01    $12,148             $ 7,586
11/29/01    $11,824             $ 7,792
11/30/01    $11,852             $ 7,776
 12/1/01    $11,852             $ 7,776
 12/2/01    $11,852             $ 7,776
 12/3/01    $12,064             $ 7,637
 12/4/01    $11,548             $ 7,962
 12/5/01    $10,916             $ 8,384
 12/6/01    $10,920             $ 8,370
 12/7/01    $11,188             $ 8,155
 12/8/01    $11,188             $ 8,155
 12/9/01    $11,188             $ 8,155
12/10/01    $11,380             $ 8,016
12/11/01    $11,272             $ 8,094
12/12/01    $11,212             $ 8,136
12/13/01    $11,668             $ 7,805
12/14/01    $11,632             $ 7,823
12/15/01    $11,632             $ 7,823
12/16/01    $11,632             $ 7,823
12/17/01    $11,388             $ 7,992
12/18/01    $11,260             $ 8,076
12/19/01    $11,460             $ 7,935
12/20/01    $11,956             $ 7,587
12/21/01    $11,792             $ 7,689
12/22/01    $11,792             $ 7,689
12/23/01    $11,792             $ 7,689
12/24/01    $11,796             $ 7,685
12/25/01    $11,796             $ 7,685
12/26/01    $11,692             $ 7,751
12/27/01    $11,584             $ 7,827
12/28/01    $11,476             $ 7,898
12/29/01    $11,476             $ 7,898
12/30/01    $11,476             $ 7,898
12/31/01    $11,792             $ 7,683

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12-31-01

-------------------------------------------------------------------------------
                                                  SINCE INCEPTION (5-21-01)
                                                         TO 12-31-01
-------------------------------------------------------------------------------
ARKTOS FUND                                                 17.92%

NASDAQ 100 INDEX                                           -23.17%
-------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

TITAN 500 FUND

OBJECTIVE: Seeks to provide investment returns that correspond to 200% of the daily price movement of the S&P 500 Index.

Inception: October 1, 2001

For the third year in a row, small-caps outperformed large-caps. Though the S&P 500 Index was down 13.04% for the year, the index was up 18.8% from September 12 through December 31. In part, this was due to the 11 Fed fund rate cuts in 2001. Though consumer confidence fell in the wake of the September 11 attacks, it quickly recovered. While the S&P 500 Index returned 10.55% for the period, the Titan 500 Fund returned 19.48%.

[CHART OF CUMULATIVE FUND PERFORMANCE: OCTOBER 1, 2001 - DECEMBER 31, 2001]

            TITAN 500 FUND        S&P 500 INDEX
            --------------        -------------
 10/1/01          $10,000               $10,000
 10/2/01          $10,224               $10,123
 10/3/01          $10,676               $10,325
 10/4/01          $10,596               $10,299
 10/5/01          $10,584               $10,316
 10/6/01          $10,584               $10,316
 10/7/01          $10,584               $10,316
 10/8/01          $10,472               $10,230
 10/9/01          $10,316               $10,175
10/10/01          $10,832               $10,409
10/11/01          $11,160               $10,567
10/12/01          $11,064               $10,511
10/13/01          $11,064               $10,511
10/14/01          $11,064               $10,511
10/15/01          $11,000               $10,495
10/16/01          $11,144               $10,568
10/17/01          $10,704               $10,371
10/18/01          $10,592               $10,290
10/19/01          $10,596               $10,337
10/20/01          $10,596               $10,337
10/21/01          $10,596               $10,337
10/22/01          $10,952               $10,495
10/23/01          $10,892               $10,445
10/24/01          $10,840               $10,449
10/25/01          $11,136               $10,593
10/26/01          $11,212               $10,636
10/27/01          $11,212               $10,636
10/28/01          $11,212               $10,636
10/29/01          $10,688               $10,383
10/30/01          $10,316               $10,205
10/31/01          $10,356               $10,205
 11/1/01          $10,776               $10,439
 11/2/01          $10,844               $10,469
 11/3/01          $10,844               $10,469
 11/4/01          $10,844               $10,469
 11/5/01          $11,132               $10,619
 11/6/01          $11,444               $10,774
 11/7/01          $11,400               $10,744
 11/8/01          $11,484               $10,770
 11/9/01          $11,516               $10,787
11/10/01          $11,516               $10,787
11/11/01          $11,516               $10,787
11/12/01          $11,448               $10,768
11/13/01          $11,900               $10,968
11/14/01          $11,948               $10,989
11/15/01          $11,952               $10,999
11/16/01          $11,880               $10,964
11/17/01          $11,880               $10,964
11/18/01          $11,880               $10,964
11/19/01          $12,144               $11,084
11/20/01          $11,960               $11,003
11/21/01          $11,804               $10,948
11/22/01          $11,804               $10,948
11/23/01          $12,092               $11,077
11/24/01          $12,092               $11,077
11/25/01          $12,092               $11,077
11/26/01          $12,256               $11,145
11/27/01          $12,100               $11,069
11/28/01          $11,616               $10,867
11/29/01          $11,868               $10,979
11/30/01          $11,824               $10,972
 12/1/01          $11,824               $10,972
 12/2/01          $11,824               $10,972
 12/3/01          $11,604               $10,880
 12/4/01          $11,976               $11,023
 12/5/01          $12,572               $11,269
 12/6/01          $12,464               $11,238
 12/7/01          $12,276               $11,153
 12/8/01          $12,276               $11,153
 12/9/01          $12,276               $11,153
12/10/01          $11,856               $10,976
12/11/01          $11,792               $10,946
12/12/01          $11,800               $10,949
12/13/01          $11,352               $10,779
12/14/01          $11,472               $10,814
12/15/01          $11,472               $10,814
12/16/01          $11,472               $10,814
12/17/01          $11,744               $10,923
12/18/01          $11,924               $11,005
12/19/01          $12,016               $11,069
12/20/01          $11,860               $10,976
12/21/01          $11,912               $11,024
12/22/01          $11,912               $11,024
12/23/01          $11,912               $11,024
12/24/01          $11,928               $11,022
12/25/01          $11,928               $11,022
12/26/01          $12,044               $11,067
12/27/01          $12,168               $11,142
12/28/01          $12,224               $11,179
12/29/01          $12,224               $11,179
12/30/01          $12,224               $11,179
12/31/01          $11,948               $11,055

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12-31-01

-------------------------------------------------------------------------------
                                                  SINCE INCEPTION (10-1-01)
                                                         TO 12-31-01
-------------------------------------------------------------------------------
TITAN 500 FUND                                              19.48%

S&P 500 INDEX                                               10.55%
-------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

VELOCITY 100 FUND

OBJECTIVE: Seeks to provide investment returns that correspond to 200% of the daily performance of the Nasdaq 100 Index.

Inception: October 1, 2001

Technology companies--which make up more than 66% of the Nasdaq 100 Index--continued to suffer poor earnings due to a lack of IT spending and excess inventories. Giga Information Group, Inc. projected that U.S. IT spending in 2001 could decrease by as much as 5% from 2000 and increase 4% in 2002. This follows greater than 20% growth rates in IT spending in both 1999 and 2000. For the period, the Velocity 100 Fund returned 55.88%. The Nasdaq 100 Index returned 36.98% for the same period.

[CHART OF CUMULATIVE FUND PERFORMANCE: OCTOBER 1, 2001 - DECEMBER 31, 2001]

        VELOCITY 100 FUND      NASDAQ 100 INDEX
        -----------------      ----------------
 10/1/01         $10,000               $10,000
 10/2/01         $10,124               $10,070
 10/3/01         $11,724               $10,852
 10/4/01         $11,888               $10,950
 10/5/01         $12,108               $11,046
 10/6/01         $12,108               $11,046
 10/7/01         $12,108               $11,046
 10/8/01         $12,264               $11,115
 10/9/01         $11,468               $10,810
10/10/01         $12,716               $11,332
10/11/01         $14,448               $12,072
10/12/01         $14,464               $12,107
10/13/01         $14,464               $12,107
10/14/01         $14,464               $12,107
10/15/01         $14,000               $11,977
10/16/01         $14,452               $12,202
10/17/01         $12,612               $11,420
10/18/01         $12,612               $11,555
10/19/01         $12,936               $11,705
10/20/01         $12,936               $11,705
10/21/01         $12,936               $11,705
10/22/01         $13,600               $12,013
10/23/01         $13,684               $12,022
10/24/01         $14,428               $12,375
10/25/01         $15,384               $12,847
10/26/01         $15,220               $12,637
10/27/01         $15,220               $12,637
10/28/01         $15,220               $12,637
10/29/01         $13,268               $11,940
10/30/01         $12,708               $11,659
10/31/01         $12,912               $11,854
 11/1/01         $14,012               $12,370
 11/2/01         $13,960               $12,384
 11/3/01         $13,960               $12,384
 11/4/01         $13,960               $12,384
 11/5/01         $15,136               $12,857
 11/6/01         $16,056               $13,230
 11/7/01         $16,000               $13,243
 11/8/01         $15,824               $13,121
 11/9/01         $15,752               $13,159
11/10/01         $15,752               $13,159
11/11/01         $15,752               $13,159
11/12/01         $16,088               $13,279
11/13/01         $17,128               $13,730
11/14/01         $17,212               $13,775
11/15/01         $17,088               $13,746
11/16/01         $17,112               $13,742
11/17/01         $17,112               $13,742
11/18/01         $17,112               $13,742
11/19/01         $17,852               $14,050
11/20/01         $16,284               $13,461
11/21/01         $16,292               $13,481
11/22/01         $16,292               $13,481
11/23/01         $16,784               $13,702
11/24/01         $16,784               $13,702
11/25/01         $16,784               $13,702
11/26/01         $17,728               $14,068
11/27/01         $17,576               $13,983
11/28/01         $16,308               $13,524
11/29/01         $17,216               $13,892
11/30/01         $17,148               $13,863
 12/1/01         $17,148               $13,863
 12/2/01         $17,148               $13,863
 12/3/01         $16,548               $13,616
 12/4/01         $17,972               $14,195
 12/5/01         $19,784               $14,948
 12/6/01         $19,720               $14,922
 12/7/01         $18,740               $14,539
 12/8/01         $18,740               $14,539
 12/9/01         $18,740               $14,539
12/10/01         $18,052               $14,292
12/11/01         $18,292               $14,430
12/12/01         $18,488               $14,505
12/13/01         $17,004               $13,914
12/14/01         $17,152               $13,947
12/15/01         $17,152               $13,947
12/16/01         $17,152               $13,947
12/17/01         $17,832               $14,248
12/18/01         $18,132               $14,399
12/19/01         $17,388               $14,147
12/20/01         $15,880               $13,527
12/21/01         $15,652               $13,709
12/22/01         $15,652               $13,709
12/23/01         $15,652               $13,709
12/24/01         $15,596               $13,701
12/25/01         $15,596               $13,701
12/26/01         $15,896               $13,818
12/27/01         $16,208               $13,954
12/28/01         $16,492               $14,081
12/29/01         $16,492               $14,081
12/30/01         $16,492               $14,081
12/31/01         $15,588               $13,698

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12-31-01

-------------------------------------------------------------------------------
                                                  SINCE INCEPTION (10-1-01)
                                                         TO 12-31-01
-------------------------------------------------------------------------------
VELOCITY 100 FUND                                           55.88%

NASDAQ 100 INDEX                                            36.98%
-------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

MEDIUS FUND

OBJECTIVE: Seeks to provide investment returns that correspond to 150% of the daily price movement of the S&P MidCap 400 Index.

Inception: October 1, 2001

The S&P MidCap 400 Index, the benchmark for mid-ranged capitalization of the U.S. stock market, outperformed the S&P 500 Index, the Dow Jones Industrial Average and the Nasdaq 100 Index during 2001. For the period ended December 31, 2001, the Medius Fund posted a return of 26.67%.

[CHART OF CUMULATIVE FUND PERFORMANCE: OCTOBER 1, 2001 - DECEMBER 31, 2001]

         MEDIUS FUND       S&P 400 MIDCAP INDEX
         -----------       --------------------
 10/1/01     $10,000                   $10,000
 10/2/01     $10,232                   $10,127
 10/3/01     $10,608                   $10,427
 10/4/01     $10,636                   $10,475
 10/5/01     $10,544                   $10,408
 10/6/01     $10,544                   $10,408
 10/7/01     $10,544                   $10,408
 10/8/01     $10,432                   $10,314
 10/9/01     $10,432                   $10,314
10/10/01     $10,828                   $10,598
10/11/01     $11,196                   $10,831
10/12/01     $11,060                   $10,735
10/13/01     $11,060                   $10,735
10/14/01     $11,060                   $10,735
10/15/01     $11,020                   $10,707
10/16/01     $11,144                   $10,825
10/17/01     $10,684                   $10,542
10/18/01     $10,580                   $10,448
10/19/01     $10,788                   $10,580
10/20/01     $10,788                   $10,580
10/21/01     $10,788                   $10,580
10/22/01     $11,028                   $10,747
10/23/01     $10,988                   $10,719
10/24/01     $11,040                   $10,740
10/25/01     $11,356                   $10,925
10/26/01     $11,448                   $11,008
10/27/01     $11,448                   $11,008
10/28/01     $11,448                   $11,008
10/29/01     $11,080                   $10,771
10/30/01     $10,788                   $10,570
10/31/01     $10,848                   $10,625
 11/1/01     $11,168                   $10,804
 11/2/01     $11,192                   $10,834
 11/3/01     $11,192                   $10,834
 11/4/01     $11,192                   $10,834
 11/5/01     $11,440                   $10,976
 11/6/01     $11,660                   $11,120
 11/7/01     $11,640                   $11,123
 11/8/01     $11,524                   $11,060
 11/9/01     $11,496                   $11,064
11/10/01     $11,496                   $11,064
11/11/01     $11,496                   $11,064
11/12/01     $11,568                   $11,107
11/13/01     $11,872                   $11,312
11/14/01     $11,876                   $11,319
11/15/01     $11,764                   $11,237
11/16/01     $11,748                   $11,249
11/17/01     $11,748                   $11,249
11/18/01     $11,748                   $11,249
11/19/01     $11,932                   $11,397
11/20/01     $11,792                   $11,311
11/21/01     $11,712                   $11,266
11/22/01     $11,712                   $11,266
11/23/01     $11,896                   $11,392
11/24/01     $11,896                   $11,392
11/25/01     $11,896                   $11,392
11/26/01     $12,100                   $11,521
11/27/01     $12,068                   $11,517
11/28/01     $11,808                   $11,336
11/29/01     $12,104                   $11,505
11/30/01     $11,920                   $11,402
 12/1/01     $11,920                   $11,402
 12/2/01     $11,920                   $11,402
 12/3/01     $11,824                   $11,340
 12/4/01     $12,144                   $11,560
 12/5/01     $12,616                   $11,876
 12/6/01     $12,592                   $11,917
 12/7/01     $12,504                   $11,865
 12/8/01     $12,504                   $11,865
 12/9/01     $12,504                   $11,865
12/10/01     $12,272                   $11,693
12/11/01     $12,304                   $11,708
12/12/01     $12,280                   $11,674
12/13/01     $12,024                   $11,494
12/14/01     $12,184                   $11,589
12/15/01     $12,184                   $11,589
12/16/01     $12,184                   $11,589
12/17/01     $12,332                   $11,708
12/18/01     $12,532                   $11,852
12/19/01     $12,512                   $11,830
12/20/01     $12,308                   $11,691
12/21/01     $12,444                   $11,826
12/22/01     $12,444                   $11,826
12/23/01     $12,444                   $11,826
12/24/01     $12,532                   $11,869
12/25/01     $12,532                   $11,869
12/26/01     $12,688                   $11,972
12/27/01     $12,764                   $12,025
12/28/01     $12,894                   $12,127
12/29/01     $12,894                   $12,127
12/30/01     $12,894                   $12,127
12/31/01     $12,667                   $11,980

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12-31-01

-------------------------------------------------------------------------------
                                                  SINCE INCEPTION (10-1-01)
                                                         TO 12-31-01
-------------------------------------------------------------------------------
MEDIUS FUND                                                 26.67%

S&P MIDCAP 400 INDEX                                        19.80%
-------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 400 MIDCAP INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

MEKROS FUND

OBJECTIVE: Seeks to provide investment returns that correspond to 150% of the daily price movement of the Russell 2000 Index.

Inception: October 1, 2001

For the third year in a row, small-caps (as reflected by the Russell 2000 Index) outperformed large caps. In 2001, small-caps also outperformed mid-caps. Of the three broad indices, the Russell 2000 Index was the only one to finish in positive territory for the year, posting a 1.03% gain. Although small-caps were down more than mid- and large-caps during the third quarter, small-caps had a tremendous fourth quarter in which they recouped most of the third quarter losses.

[CHART OF CUMULATIVE FUND PERFORMANCE: OCTOBER 1, 2001 - DECEMBER 31, 2001]

              MEKROS FUND   RUSSELL 2000 INDEX
              -----------   ------------------
 10/1/01          $10,000              $10,000
 10/2/01          $10,116              $10,105
 10/3/01          $10,588              $10,393
 10/4/01          $10,672              $10,489
 10/5/01          $10,612              $10,437
 10/6/01          $10,612              $10,437
 10/7/01          $10,612              $10,437
 10/8/01          $10,496              $10,367
 10/9/01          $10,448              $10,279
10/10/01          $10,896              $10,605
10/11/01          $11,240              $10,841
10/12/01          $11,160              $10,779
10/13/01          $11,160              $10,779
10/14/01          $11,160              $10,779
10/15/01          $11,160              $10,817
10/16/01          $11,328              $10,929
10/17/01          $10,916              $10,676
10/18/01          $10,812              $10,590
10/19/01          $10,992              $10,707
10/20/01          $10,992              $10,707
10/21/01          $10,992              $10,707
10/22/01          $11,172              $10,828
10/23/01          $11,024              $10,749
10/24/01          $11,072              $10,756
10/25/01          $11,380              $10,965
10/26/01          $11,444              $11,032
10/27/01          $11,444              $11,032
10/28/01          $11,444              $11,032
10/29/01          $11,096              $10,800
10/30/01          $10,856              $10,635
10/31/01          $11,036              $10,769
 11/1/01          $11,320              $10,938
 11/2/01          $11,240              $10,892
 11/3/01          $11,240              $10,892
 11/4/01          $11,240              $10,892
 11/5/01          $11,360              $11,005
 11/6/01          $11,592              $11,136
 11/7/01          $11,456              $11,087
 11/8/01          $11,404              $11,043
 11/9/01          $11,412              $11,019
11/10/01          $11,412              $11,019
11/11/01          $11,412              $11,019
11/12/01          $11,524              $11,079
11/13/01          $11,788              $11,276
11/14/01          $11,924              $11,389
11/15/01          $11,812              $11,303
11/16/01          $11,888              $11,351
11/17/01          $11,888              $11,351
11/18/01          $11,888              $11,351
11/19/01          $12,088              $11,512
11/20/01          $11,960              $11,416
11/21/01          $11,824              $11,376
11/22/01          $11,824              $11,376
11/23/01          $12,056              $11,530
11/24/01          $12,056              $11,530
11/25/01          $12,056              $11,530
11/26/01          $12,124              $11,600
11/27/01          $12,088              $11,587
11/28/01          $11,792              $11,411
11/29/01          $12,208              $11,653
11/30/01          $12,112              $11,589
 12/1/01          $12,112              $11,589
 12/2/01          $12,112              $11,589
 12/3/01          $12,004              $11,495
 12/4/01          $12,408              $11,767
 12/5/01          $12,884              $12,058
 12/6/01          $12,984              $12,129
 12/7/01          $12,888              $12,103
 12/8/01          $12,888              $12,103
 12/9/01          $12,888              $12,103
12/10/01          $12,624              $11,926
12/11/01          $12,664              $11,941
12/12/01          $12,728              $11,955
12/13/01          $12,464              $11,788
12/14/01          $12,588              $11,853
12/15/01          $12,588              $11,853
12/16/01          $12,588              $11,853
12/17/01          $12,876              $12,071
12/18/01          $13,048              $12,211
12/19/01          $12,900              $12,125
12/20/01          $12,612              $11,924
12/21/01          $13,004              $12,174
12/22/01          $13,004              $12,174
12/23/01          $13,004              $12,174
12/24/01          $13,028              $12,219
12/25/01          $13,028              $12,219
12/26/01          $13,184              $12,329
12/27/01          $13,224              $12,390
12/28/01          $13,208              $12,415
12/29/01          $13,208              $12,415
12/30/01          $13,208              $12,415
12/31/01          $12,897              $12,286

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12-31-01

-------------------------------------------------------------------------------
                                                  SINCE INCEPTION (10-1-01)
                                                         TO 12-31-01
-------------------------------------------------------------------------------
MEKROS FUND                                                 28.97%

RUSSELL 2000 INDEX                                          22.86%
-------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE RUSSELL 2000 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

U.S. GOVERNMENT BOND FUND

OBJECTIVE: Seeks to provide investment results that correspond to 120% of the daily performance of the current Long Treasury Bond.

Inception: August 18, 1997

A weak economy and the tragic events of September 11 prompted investors to seek shelter in the Treasury market. Alan Greenspan and the Federal Reserve dominated economic headlines throughout the year as the Fed cut short-term interest rates 11 times, for a total decrease of 4.75 basis points. On October 31, the Treasury's unexpected announcement that it would eliminate issuance of the 30-year Treasury Bond and begin a buy-back program caused bond prices to rally and yields to drop. Despite volatility, the government bond market ended a tumultuous year on a calm note. The yield on the 30-year Treasury Bond for year-end December 31, 2001, returned to 5.46%, where it ended last year.

[CHART OF CUMULATIVE FUND PERFORMANCE: AUGUST 18, 1997 - DECEMBER 31, 2001]

                    U.S. GOVERNMENT BOND FUND    30 YEAR BOND
                    -------------------------    ------------
 8/18/97                      $10,000              $10,000
 8/19/97                      $10,009              $10,011
 8/20/97                      $ 9,981              $ 9,991
 8/21/97                      $ 9,888              $ 9,904
 8/22/97                      $ 9,796              $ 9,810
 8/23/97                      $ 9,796              $ 9,810
 8/24/97                      $ 9,796              $ 9,810
 8/25/97                      $ 9,805              $ 9,812
 8/26/97                      $ 9,823              $ 9,832
 8/27/97                      $ 9,823              $ 9,833
 8/28/97                      $ 9,935              $ 9,940
 8/29/97                      $ 9,879              $ 9,898
 8/30/97                      $ 9,879              $ 9,898
 8/31/97                      $ 9,879              $ 9,898
  9/1/97                      $ 9,879              $ 9,898
  9/2/97                      $ 9,926              $ 9,937
  9/3/97                      $ 9,898              $ 9,911
  9/4/97                      $ 9,888              $ 9,895
  9/5/97                      $ 9,833              $ 9,846
  9/6/97                      $ 9,833              $ 9,846
  9/7/97                      $ 9,833              $ 9,846
  9/8/97                      $ 9,870              $ 9,890
  9/9/97                      $ 9,861              $ 9,878
 9/10/97                      $ 9,823              $ 9,835
 9/11/97                      $ 9,786              $ 9,799
 9/12/97                      $ 9,907              $ 9,920
 9/13/97                      $ 9,907              $ 9,920
 9/14/97                      $ 9,907              $ 9,920
 9/15/97                      $ 9,926              $ 9,930
 9/16/97                      $10,177              $10,156
 9/17/97                      $10,204              $10,189
 9/18/97                      $10,204              $10,181
 9/19/97                      $10,232              $10,207
 9/20/97                      $10,232              $10,207
 9/21/97                      $10,232              $10,207
 9/22/97                      $10,270              $10,233
 9/23/97                      $10,214              $10,185
 9/24/97                      $10,316              $10,274
 9/25/97                      $10,186              $10,163
 9/26/97                      $10,251              $10,220
 9/27/97                      $10,251              $10,220
 9/28/97                      $10,251              $10,220
 9/29/97                      $10,232              $10,198
 9/30/97                      $10,177              $10,147
 10/1/97                      $10,325              $10,274
 10/2/97                      $10,353              $10,291
 10/3/97                      $10,353              $10,294
 10/4/97                      $10,353              $10,294
 10/5/97                      $10,353              $10,294
 10/6/97                      $10,428              $10,348
 10/7/97                      $10,465              $10,389
 10/8/97                      $10,260              $10,207
 10/9/97                      $10,242              $10,195
10/10/97                      $10,158              $10,118
10/11/97                      $10,158              $10,118
10/12/97                      $10,158              $10,118
10/13/97                      $10,158              $10,115
10/14/97                      $10,270              $10,223
10/15/97                      $10,223              $10,173
10/16/97                      $10,223              $10,172
10/17/97                      $10,139              $10,108
10/18/97                      $10,139              $10,108
10/19/97                      $10,139              $10,108
10/20/97                      $10,177              $10,142
10/21/97                      $10,186              $10,147
10/22/97                      $10,195              $10,156
10/23/97                      $10,335              $10,275
10/24/97                      $10,390              $10,316
10/25/97                      $10,390              $10,316
10/26/97                      $10,390              $10,316
10/27/97                      $10,474              $10,393
10/28/97                      $10,381              $10,309
10/29/97                      $10,511              $10,424
10/30/97                      $10,586              $10,493
10/31/97                      $10,623              $10,520
 11/1/97                      $10,623              $10,520
 11/2/97                      $10,623              $10,520
 11/3/97                      $10,530              $10,427
 11/4/97                      $10,465              $10,380
 11/5/97                      $10,474              $10,385
 11/6/97                      $10,567              $10,459
 11/7/97                      $10,576              $10,469
 11/8/97                      $10,576              $10,469
 11/9/97                      $10,576              $10,469
11/10/97                      $10,558              $10,453
11/11/97                      $10,558              $10,498
11/12/97                      $10,604              $10,491
11/13/97                      $10,623              $10,507
11/14/97                      $10,660              $10,536
11/15/97                      $10,660              $10,536
11/16/97                      $10,660              $10,536
11/17/97                      $10,688              $10,556
11/18/97                      $10,688              $10,555
11/19/97                      $10,762              $10,619
11/20/97                      $10,725              $10,575
11/21/97                      $10,762              $10,596
11/22/97                      $10,762              $10,596
11/23/97                      $10,762              $10,596
11/24/97                      $10,678              $10,531
11/25/97                      $10,725              $10,558
11/26/97                      $10,734              $10,596
11/27/97                      $10,734              $10,596
11/28/97                      $10,753              $10,580
11/29/97                      $10,753              $10,580
11/30/97                      $10,753              $10,580
 12/1/97                      $10,762              $10,595
 12/2/97                      $10,771              $10,592
 12/3/97                      $10,790              $10,609
 12/4/97                      $10,762              $10,586
 12/5/97                      $10,697              $10,523
 12/6/97                      $10,697              $10,523
 12/7/97                      $10,697              $10,523
 12/8/97                      $10,595              $10,439
 12/9/97                      $10,604              $10,445
12/10/97                      $10,678              $10,508
12/11/97                      $10,799              $10,617
12/12/97                      $10,939              $10,738
12/13/97                      $10,939              $10,738
12/14/97                      $10,939              $10,738
12/15/97                      $10,883              $10,688
12/16/97                      $10,911              $10,705
12/17/97                      $10,855              $10,663
12/18/97                      $10,939              $10,729
12/19/97                      $11,013              $10,784
12/20/97                      $11,013              $10,784
12/21/97                      $11,013              $10,784
12/22/97                      $11,041              $10,807
12/23/97                      $11,041              $10,808
12/24/97                      $11,022              $10,787
12/25/97                      $11,022              $10,787
12/26/97                      $11,022              $10,782
12/27/97                      $11,022              $10,782
12/28/97                      $11,022              $10,782
12/29/97                      $10,994              $10,766
12/30/97                      $10,892              $10,676
12/31/97                      $10,985              $10,749
  1/1/98                      $10,985              $10,749
  1/2/98                      $11,125              $10,868
  1/3/98                      $11,125              $10,868
  1/4/98                      $11,125              $10,868
  1/5/98                      $11,329              $11,040
  1/6/98                      $11,348              $11,061
  1/7/98                      $11,227              $10,959
  1/8/98                      $11,310              $11,019
  1/9/98                      $11,403              $11,091
 1/10/98                      $11,403              $11,091
 1/11/98                      $11,403              $11,091
 1/12/98                      $11,422              $11,106
 1/13/98                      $11,394              $11,080
 1/14/98                      $11,348              $11,037
 1/15/98                      $11,320              $11,014
 1/16/98                      $11,227              $10,944
 1/17/98                      $11,227              $10,944
 1/18/98                      $11,227              $10,944
 1/19/98                      $11,227              $10,944
 1/20/98                      $11,180              $10,894
 1/21/98                      $11,227              $10,939
 1/22/98                      $11,143              $10,862
 1/23/98                      $10,920              $10,680
 1/24/98                      $10,920              $10,680
 1/25/98                      $10,920              $10,680
 1/26/98                      $11,069              $10,805
 1/27/98                      $10,976              $10,720
 1/28/98                      $10,985              $10,729
 1/29/98                      $11,162              $10,875
 1/30/98                      $11,217              $10,923
 1/31/98                      $11,217              $10,923
  2/1/98                      $11,217              $10,923
  2/2/98                      $11,125              $10,841
  2/3/98                      $11,134              $10,848
  2/4/98                      $11,134              $10,848
  2/5/98                      $11,022              $10,753
  2/6/98                      $11,041              $10,769
  2/7/98                      $11,041              $10,769
  2/8/98                      $11,041              $10,769
  2/9/98                      $10,985              $10,718
 2/10/98                      $11,022              $10,753
 2/11/98                      $11,152              $10,857
 2/12/98                      $11,106              $10,825
 2/13/98                      $11,171              $10,872
 2/14/98                      $11,171              $10,872
 2/15/98                      $11,171              $10,872
 2/16/98                      $11,171              $10,872
 2/17/98                      $11,255              $10,944
 2/18/98                      $11,180              $10,877
 2/19/98                      $11,162              $10,868
 2/20/98                      $11,134              $10,839
 2/21/98                      $11,134              $10,839
 2/22/98                      $11,134              $10,839
 2/23/98                      $11,059              $10,779
 2/24/98                      $10,948              $10,688
 2/25/98                      $11,032              $10,759
 2/26/98                      $10,985              $10,717
 2/27/98                      $11,032              $10,761
 2/28/98                      $11,032              $10,761
  3/1/98                      $11,032              $10,761
  3/2/98                      $10,864              $10,604
  3/3/98                      $10,790              $10,543
  3/4/98                      $10,827              $10,581
  3/5/98                      $10,781              $10,537
  3/6/98                      $10,864              $10,609
  3/7/98                      $10,864              $10,609
  3/8/98                      $10,864              $10,609
  3/9/98                      $10,957              $10,691
 3/10/98                      $10,957              $10,688
 3/11/98                      $11,032              $10,746
 3/12/98                      $11,143              $10,839
 3/13/98                      $11,097              $10,800
 3/14/98                      $11,097              $10,800
 3/15/98                      $11,097              $10,800
 3/16/98                      $11,171              $10,863
 3/17/98                      $11,106              $10,805
 3/18/98                      $11,078              $10,782
 3/19/98                      $11,078              $10,779
 3/20/98                      $11,125              $10,815
 3/21/98                      $11,125              $10,815
 3/22/98                      $11,125              $10,815
 3/23/98                      $11,125              $10,815
 3/24/98                      $11,134              $10,822
 3/25/98                      $11,032              $10,733
 3/26/98                      $10,994              $10,711
 3/27/98                      $10,985              $10,703
 3/28/98                      $10,985              $10,703
 3/29/98                      $10,985              $10,703
 3/30/98                      $10,948              $10,671
 3/31/98                      $11,022              $10,733
  4/1/98                      $11,087              $10,792
  4/2/98                      $11,190              $10,871
  4/3/98                      $11,320              $10,975
  4/4/98                      $11,320              $10,975
  4/5/98                      $11,320              $10,975
  4/6/98                      $11,236              $10,903
  4/7/98                      $11,208              $10,874
  4/8/98                      $11,106              $10,787
  4/9/98                      $11,143              $10,819
 4/10/98                      $11,143              $10,819
 4/11/98                      $11,143              $10,819
 4/12/98                      $11,143              $10,819
 4/13/98                      $11,041              $10,740
 4/14/98                      $11,087              $10,785
 4/15/98                      $11,134              $10,813
 4/16/98                      $11,152              $10,834
 4/17/98                      $11,143              $10,818
 4/18/98                      $11,143              $10,818
 4/19/98                      $11,143              $10,818
 4/20/98                      $11,069              $10,759
 4/21/98                      $11,004              $10,706
 4/22/98                      $11,004              $10,705
 4/23/98                      $10,976              $10,679
 4/24/98                      $11,032              $10,728
 4/25/98                      $11,032              $10,728
 4/26/98                      $11,032              $10,728
 4/27/98                      $10,809              $10,542
 4/28/98                      $10,809              $10,543
 4/29/98                      $10,799              $10,532
 4/30/98                      $11,022              $10,715
  5/1/98                      $11,050              $10,737
  5/2/98                      $11,050              $10,737
  5/3/98                      $11,050              $10,737
  5/4/98                      $11,041              $10,726
  5/5/98                      $10,994              $10,686
  5/6/98                      $11,041              $10,728
  5/7/98                      $11,041              $10,718
  5/8/98                      $10,994              $10,682
  5/9/98                      $10,994              $10,682
 5/10/98                      $10,994              $10,682
 5/11/98                      $10,874              $10,576
 5/12/98                      $11,022              $10,706
 5/13/98                      $11,041              $10,725
 5/14/98                      $10,985              $10,676
 5/15/98                      $11,004              $10,695
 5/16/98                      $11,004              $10,695
 5/17/98                      $11,004              $10,695
 5/18/98                      $11,097              $10,766
 5/19/98                      $11,069              $10,743
 5/20/98                      $11,143              $10,805
 5/21/98                      $11,078              $10,747
 5/22/98                      $11,125              $10,789
 5/23/98                      $11,125              $10,789
 5/24/98                      $11,125              $10,789
 5/25/98                      $11,125              $10,789
 5/26/98                      $11,217              $10,868
 5/27/98                      $11,255              $10,901
 5/28/98                      $11,245              $10,890
 5/29/98                      $11,292              $10,935
 5/30/98                      $11,292              $10,935
 5/31/98                      $11,292              $10,935
  6/1/98                      $11,338              $10,975
  6/2/98                      $11,310              $10,949
  6/3/98                      $11,292              $10,938
  6/4/98                      $11,273              $10,920
  6/5/98                      $11,320              $10,955
  6/6/98                      $11,320              $10,955
  6/7/98                      $11,320              $10,955
  6/8/98                      $11,320              $10,952
  6/9/98                      $11,310              $10,946
 6/10/98                      $11,487              $11,091
 6/11/98                      $11,589              $11,174
 6/12/98                      $11,580              $11,168
 6/13/98                      $11,580              $11,168
 6/14/98                      $11,580              $11,168
 6/15/98                      $11,673              $11,246
 6/16/98                      $11,571              $11,165
 6/17/98                      $11,403              $11,022
 6/18/98                      $11,496              $11,101
 6/19/98                      $11,524              $11,125
 6/20/98                      $11,524              $11,125
 6/21/98                      $11,524              $11,125
 6/22/98                      $11,561              $11,156
 6/23/98                      $11,599              $11,181
 6/24/98                      $11,571              $11,162
 6/25/98                      $11,571              $11,163
 6/26/98                      $11,608              $11,185
 6/27/98                      $11,608              $11,185
 6/28/98                      $11,608              $11,185
 6/29/98                      $11,589              $11,177
 6/30/98                      $11,626              $11,211
  7/1/98                      $11,617              $11,203
  7/2/98                      $11,673              $11,249
  7/3/98                      $11,673              $11,249
  7/4/98                      $11,673              $11,249
  7/5/98                      $11,673              $11,249
  7/6/98                      $11,710              $11,282
  7/7/98                      $11,664              $11,253
  7/8/98                      $11,617              $11,218
  7/9/98                      $11,664              $11,241
 7/10/98                      $11,636              $11,218
 7/11/98                      $11,636              $11,218
 7/12/98                      $11,636              $11,218
 7/13/98                      $11,524              $11,122
 7/14/98                      $11,459              $11,065
 7/15/98                      $11,468              $11,080
 7/16/98                      $11,441              $11,054
 7/17/98                      $11,403              $11,019
 7/18/98                      $11,403              $11,019
 7/19/98                      $11,403              $11,019
 7/20/98                      $11,478              $11,075
 7/21/98                      $11,552              $11,135
 7/22/98                      $11,524              $11,116
 7/23/98                      $11,561              $11,155
 7/24/98                      $11,524              $11,113
 7/25/98                      $11,524              $11,113
 7/26/98                      $11,524              $11,113
 7/27/98                      $11,524              $11,091
 7/28/98                      $11,431              $11,031
 7/29/98                      $11,385              $10,985
 7/30/98                      $11,450              $11,043
 7/31/98                      $11,459              $11,054
  8/1/98                      $11,459              $11,054
  8/2/98                      $11,459              $11,054
  8/3/98                      $11,580              $11,155
  8/4/98                      $11,608              $11,177
  8/5/98                      $11,589              $11,151
  8/6/98                      $11,552              $11,130
  8/7/98                      $11,654              $11,211
  8/8/98                      $11,654              $11,211
  8/9/98                      $11,654              $11,211
 8/10/98                      $11,654              $11,214
 8/11/98                      $11,719              $11,260
 8/12/98                      $11,682              $11,229
 8/13/98                      $11,626              $11,186
 8/14/98                      $11,710              $11,249
 8/15/98                      $11,710              $11,249
 8/16/98                      $11,710              $11,249
 8/17/98                      $11,691              $11,239
 8/18/98                      $11,673              $11,223
 8/19/98                      $11,664              $11,214
 8/20/98                      $11,757              $11,301
 8/21/98                      $11,840              $11,387
 8/22/98                      $11,840              $11,387
 8/23/98                      $11,840              $11,387
 8/24/98                      $11,812              $11,361
 8/25/98                      $11,896              $11,440
 8/26/98                      $11,905              $11,452
 8/27/98                      $11,998              $11,522
 8/28/98                      $12,026              $11,565
 8/29/98                      $12,026              $11,565
 8/30/98                      $12,026              $11,565
 8/31/98                      $12,147              $11,660
  9/1/98                      $12,082              $11,606
  9/2/98                      $12,072              $11,585
  9/3/98                      $12,128              $11,657
  9/4/98                      $12,212              $11,706
  9/5/98                      $12,212              $11,706
  9/6/98                      $12,212              $11,706
  9/7/98                      $12,212              $11,706
  9/8/98                      $12,082              $11,581
  9/9/98                      $12,230              $11,704
 9/10/98                      $12,426              $11,865
 9/11/98                      $12,323              $11,779
 9/12/98                      $12,323              $11,779
 9/13/98                      $12,323              $11,779
 9/14/98                      $12,296              $11,775
 9/15/98                      $12,249              $11,741
 9/16/98                      $12,333              $11,805
 9/17/98                      $12,388              $11,865
 9/18/98                      $12,454              $11,929
 9/19/98                      $12,454              $11,929
 9/20/98                      $12,454              $11,929
 9/21/98                      $12,426              $11,968
 9/22/98                      $12,444              $11,904
 9/23/98                      $12,435              $11,890
 9/24/98                      $12,500              $11,927
 9/25/98                      $12,500              $11,966
 9/26/98                      $12,500              $11,966
 9/27/98                      $12,500              $11,966
 9/28/98                      $12,463              $11,917
 9/29/98                      $12,546              $12,010
 9/30/98                      $12,797              $12,238
 10/1/98                      $12,983              $12,411
 10/2/98                      $13,076              $12,483
 10/3/98                      $13,076              $12,483
 10/4/98                      $13,076              $12,483
 10/5/98                      $13,364              $12,755
 10/6/98                      $13,281              $12,681
 10/7/98                      $13,095              $12,521
 10/8/98                      $12,667              $12,210
 10/9/98                      $12,296              $11,975
10/10/98                      $12,296              $11,975
10/11/98                      $12,296              $11,975
10/12/98                      $12,296              $11,883
10/13/98                      $12,342              $12,002
10/14/98                      $12,584              $12,204
10/15/98                      $12,491              $12,166
10/16/98                      $12,695              $12,267
10/17/98                      $12,695              $12,267
10/18/98                      $12,695              $12,267
10/19/98                      $12,630              $12,223
10/20/98                      $12,463              $12,091
10/21/98                      $12,435              $12,071
10/22/98                      $12,333              $11,961
10/23/98                      $12,258              $11,884
10/24/98                      $12,258              $11,884
10/25/98                      $12,258              $11,884
10/26/98                      $12,398              $11,959
10/27/98                      $12,528              $12,043
10/28/98                      $12,481              $11,961
10/29/98                      $12,556              $12,026
10/30/98                      $12,416              $11,911
10/31/98                      $12,416              $11,911
 11/1/98                      $12,416              $11,911
 11/2/98                      $12,213              $11,770
 11/3/98                      $12,251              $11,801
 11/4/98                      $12,047              $11,603
 11/5/98                      $12,039              $11,584
 11/6/98                      $11,863              $11,440
 11/7/98                      $11,864              $11,440
 11/8/98                      $11,865              $11,440
 11/9/98                      $12,061              $11,593
11/10/98                      $12,080              $11,593
11/11/98                      $12,081              $11,594
11/12/98                      $12,166              $11,662
11/13/98                      $12,139              $11,635
11/14/98                      $12,139              $11,635
11/15/98                      $12,140              $11,635
11/16/98                      $12,113              $11,623
11/17/98                      $12,049              $11,572
11/18/98                      $12,180              $11,663
11/19/98                      $12,181              $11,655
11/20/98                      $12,247              $11,704
11/21/98                      $12,248              $11,704
11/22/98                      $12,249              $11,704
11/23/98                      $12,156              $11,646
11/24/98                      $12,204              $11,703
11/25/98                      $12,298              $11,764
11/26/98                      $12,299              $11,764
11/27/98                      $12,337              $11,804
11/28/98                      $12,338              $11,804
11/29/98                      $12,339              $11,804
11/30/98                      $12,535              $11,962
 12/1/98                      $12,564              $12,004
 12/2/98                      $12,621              $12,058
 12/3/98                      $12,631              $12,081
 12/4/98                      $12,595              $12,021
 12/5/98                      $12,596              $12,021
 12/6/98                      $12,597              $12,021
 12/7/98                      $12,495              $12,021
 12/8/98                      $12,626              $12,114
 12/9/98                      $12,702              $12,174
12/10/98                      $12,712              $12,191
12/11/98                      $12,564              $12,068
12/12/98                      $12,565              $12,068
12/13/98                      $12,566              $12,068
12/14/98                      $12,632              $12,124
12/15/98                      $12,521              $12,036
12/16/98                      $12,541              $12,078
12/17/98                      $12,588              $12,088
12/18/98                      $12,552              $12,066
12/19/98                      $12,553              $12,066
12/20/98                      $12,554              $12,066
12/21/98                      $12,452              $11,979
12/22/98                      $12,313              $11,870
12/23/98                      $12,156              $11,742
12/24/98                      $12,120              $11,710
12/25/98                      $12,121              $11,710
12/26/98                      $12,122              $11,710
12/27/98                      $12,123              $11,710
12/28/98                      $12,236              $11,801
12/29/98                      $12,339              $11,887
12/30/98                      $12,378              $11,925
12/31/98                      $12,397              $11,946
  1/1/99                      $12,397              $11,946
  1/2/99                      $12,397              $11,946
  1/3/99                      $12,397              $11,946
  1/4/99                      $12,270              $11,817
  1/5/99                      $12,144              $11,710
  1/6/99                      $12,256              $11,777
  1/7/99                      $12,117              $11,686
  1/8/99                      $11,968              $11,634
  1/9/99                      $11,969              $11,634
 1/10/99                      $11,970              $11,634
 1/11/99                      $11,915              $11,587
 1/12/99                      $12,019              $11,696
 1/13/99                      $12,151              $11,829
 1/14/99                      $12,329              $11,930
 1/15/99                      $12,217              $11,896
 1/16/99                      $12,218              $11,896
 1/17/99                      $12,218              $11,896
 1/18/99                      $12,219              $11,896
 1/19/99                      $12,210              $11,842
 1/20/99                      $12,127              $11,784
 1/21/99                      $12,212              $11,833
 1/22/99                      $12,344              $11,929
 1/23/99                      $12,345              $11,929
 1/24/99                      $12,346              $11,929
 1/25/99                      $12,290              $11,888
 1/26/99                      $12,263              $11,861
 1/27/99                      $12,265              $11,855
 1/28/99                      $12,322              $11,896
 1/29/99                      $12,360              $11,932
 1/30/99                      $12,361              $11,932
 1/31/99                      $12,362              $11,932
  2/1/99                      $12,148              $11,757
  2/2/99                      $12,074              $11,658
  2/3/99                      $12,000              $11,634
  2/4/99                      $11,898              $11,554
  2/5/99                      $11,834              $11,495
  2/6/99                      $11,835              $11,495
  2/7/99                      $11,836              $11,495
  2/8/99                      $11,809              $11,464
  2/9/99                      $11,876              $11,518
 2/10/99                      $11,839              $11,486
 2/11/99                      $11,840              $11,483
 2/12/99                      $11,532              $11,233
 2/13/99                      $11,534              $11,233
 2/14/99                      $11,535              $11,233
 2/15/99                      $11,536              $11,233
 2/16/99                      $11,659              $11,328
 2/17/99                      $11,744              $11,393
 2/18/99                      $11,652              $11,313
 2/19/99                      $11,634              $11,289
 2/20/99                      $11,635              $11,289
 2/21/99                      $11,636              $11,289
 2/22/99                      $11,703              $11,340
 2/23/99                      $11,591              $11,218
 2/24/99                      $11,377              $11,084
 2/25/99                      $11,209              $10,921
 2/26/99                      $11,285              $10,985
 2/27/99                      $11,286              $10,985
 2/28/99                      $11,286              $10,985
  3/1/99                      $11,111              $10,829
  3/2/99                      $11,196              $10,895
  3/3/99                      $11,085              $10,800
  3/4/99                      $11,058              $10,784
  3/5/99                      $11,190              $10,908
  3/6/99                      $11,191              $10,908
  3/7/99                      $11,193              $10,908
  3/8/99                      $11,231              $10,835
  3/9/99                      $11,336              $11,035
 3/10/99                      $11,299              $11,002
 3/11/99                      $11,291              $10,982
 3/12/99                      $11,358              $11,036
 3/13/99                      $11,359              $11,036
 3/14/99                      $11,360              $11,036
 3/15/99                      $11,418              $11,078
 3/16/99                      $11,485              $11,137
 3/17/99                      $11,420              $11,084
 3/18/99                      $11,449              $11,109
 3/19/99                      $11,347              $11,023
 3/20/99                      $11,348              $11,023
 3/21/99                      $11,349              $11,023
 3/22/99                      $11,294              $10,977
 3/23/99                      $11,305              $10,989
 3/24/99                      $11,353              $11,036
 3/25/99                      $11,260              $10,946
 3/26/99                      $11,242              $10,923
 3/27/99                      $11,244              $10,923
 3/28/99                      $11,245              $10,923
 3/29/99                      $11,171              $10,858
 3/30/99                      $11,294              $10,957
 3/31/99                      $11,211              $10,886
  4/1/99                      $11,108              $10,802
  4/2/99                      $11,108              $10,802
  4/3/99                      $11,108              $10,802
  4/4/99                      $11,108              $10,802
  4/5/99                      $11,273              $10,934
  4/6/99                      $11,406              $11,052
  4/7/99                      $11,406              $11,074
  4/8/99                      $11,577              $11,193
  4/9/99                      $11,540              $11,166
 4/10/99                      $11,540              $11,166
 4/11/99                      $11,541              $11,166
 4/12/99                      $11,551              $11,171
 4/13/99                      $11,458              $11,084
 4/14/99                      $11,440              $11,072
 4/15/99                      $11,403              $11,045
 4/16/99                      $11,319              $10,975
 4/17/99                      $11,320              $10,975
 4/18/99                      $11,320              $10,975
 4/19/99                      $11,387              $11,018
 4/20/99                      $11,435              $11,078
 4/21/99                      $11,436              $11,078
 4/22/99                      $11,258              $10,918
 4/23/99                      $11,268              $10,927
 4/24/99                      $11,269              $10,927
 4/25/99                      $11,271              $10,927
 4/26/99                      $11,328              $10,973
 4/27/99                      $11,377              $11,011
 4/28/99                      $11,321              $10,957
 4/29/99                      $11,426              $11,043
 4/30/99                      $11,125              $10,797
  5/1/99                      $11,126              $10,797
  5/2/99                      $11,128              $10,797
  5/3/99                      $11,167              $10,829
  5/4/99                      $11,064              $10,747
  5/5/99                      $11,084              $10,758
  5/6/99                      $10,925              $10,626
  5/7/99                      $10,888              $10,588
  5/8/99                      $10,889              $10,588
  5/9/99                      $10,891              $10,588
 5/10/99                      $10,948              $10,639
 5/11/99                      $10,836              $10,546
 5/12/99                      $10,875              $10,575
 5/13/99                      $11,037              $10,703
 5/14/99                      $10,726              $10,445
 5/15/99                      $10,728              $10,445
 5/16/99                      $10,729              $10,445
 5/17/99                      $10,739              $10,461
 5/18/99                      $10,760              $10,477
 5/19/99                      $10,903              $10,614
 5/20/99                      $10,875              $10,588
 5/21/99                      $10,962              $10,661
 5/22/99                      $10,963              $10,661
 5/23/99                      $10,964              $10,661
 5/24/99                      $10,984              $10,675
 5/25/99                      $10,995              $10,684
 5/26/99                      $10,911              $10,614
 5/27/99                      $10,837              $10,553
 5/28/99                      $10,847              $10,556
 5/29/99                      $10,849              $10,556
 5/30/99                      $10,850              $10,556
 5/31/99                      $10,851              $10,556
  6/1/99                      $10,682              $10,421
  6/2/99                      $10,683              $10,410
  6/3/99                      $10,675              $10,402
  6/4/99                      $10,638              $10,367
  6/5/99                      $10,639              $10,367
  6/6/99                      $10,640              $10,367
  6/7/99                      $10,642              $10,358
  6/8/99                      $10,595              $10,327
  6/9/99                      $10,568              $10,301
 6/10/99                      $10,494              $10,243
 6/11/99                      $10,353              $10,118
 6/12/99                      $10,354              $10,118
 6/13/99                      $10,355              $10,118
 6/14/99                      $10,422              $10,173
 6/15/99                      $10,414              $10,166
 6/16/99                      $10,463              $10,212
 6/17/99                      $10,673              $10,381
 6/18/99                      $10,636              $10,358
 6/19/99                      $10,637              $10,358
 6/20/99                      $10,638              $10,358
 6/21/99                      $10,535              $10,266
 6/22/99                      $10,489              $10,229
 6/23/99                      $10,386              $10,137
 6/24/99                      $10,320              $10,081
 6/25/99                      $10,350              $10,103
 6/26/99                      $10,351              $10,103
 6/27/99                      $10,353              $10,103
 6/28/99                      $10,449              $10,179
 6/29/99                      $10,507              $10,229
 6/30/99                      $10,632              $10,335
  7/1/99                      $10,585              $10,298
  7/2/99                      $10,606              $10,303
  7/3/99                      $10,607              $10,303
  7/4/99                      $10,608              $10,303
  7/5/99                      $10,609              $10,303
  7/6/99                      $10,544              $10,250
  7/7/99                      $10,517              $10,224
  7/8/99                      $10,622              $10,313
  7/9/99                      $10,614              $10,313
 7/10/99                      $10,615              $10,313
 7/11/99                      $10,616              $10,313
 7/12/99                      $10,788              $10,459
 7/13/99                      $10,799              $10,466
 7/14/99                      $10,752              $10,445
 7/15/99                      $10,762              $10,451
 7/16/99                      $10,811              $10,480
 7/17/99                      $10,811              $10,480
 7/18/99                      $10,812              $10,480
 7/19/99                      $10,813              $10,477
 7/20/99                      $10,824              $10,486
 7/21/99                      $10,806              $10,468
 7/22/99                      $10,683              $10,373
 7/23/99                      $10,590              $10,290
 7/24/99                      $10,591              $10,290
 7/25/99                      $10,593              $10,290
 7/26/99                      $10,575              $10,268
 7/27/99                      $10,615              $10,301
 7/28/99                      $10,616              $10,308
 7/29/99                      $10,522              $10,221
 7/30/99                      $10,456              $10,160
 7/31/99                      $10,457              $10,160
  8/1/99                      $10,459              $10,160
  8/2/99                      $10,450              $10,150
  8/3/99                      $10,385              $10,089
  8/4/99                      $10,453              $10,150
  8/5/99                      $10,549              $10,243
  8/6/99                      $10,379              $10,096
  8/7/99                      $10,380              $10,096
  8/8/99                      $10,382              $10,096
  8/9/99                      $10,278              $ 9,997
 8/10/99                      $10,250              $ 9,971
 8/11/99                      $10,299              $10,006
 8/12/99                      $10,234              $ 9,945
 8/13/99                      $10,349              $10,038
 8/14/99                      $10,351              $10,038
 8/15/99                      $10,352              $10,038
 8/16/99                      $10,343              $10,035
 8/17/99                      $10,459              $10,135
 8/18/99                      $10,480              $10,184
 8/19/99                      $10,452              $10,150
 8/20/99                      $10,492              $10,197
 8/21/99                      $10,493              $10,197
 8/22/99                      $10,494              $10,197
 8/23/99                      $10,505              $10,217
 8/24/99                      $10,573              $10,243
 8/25/99                      $10,718              $10,378
 8/26/99                      $10,700              $10,353
 8/27/99                      $10,539              $10,228
 8/28/99                      $10,540              $10,228
 8/29/99                      $10,541              $10,228
 8/30/99                      $10,389              $10,089
 8/31/99                      $10,371              $10,081
  9/1/99                      $10,344              $10,058
  9/2/99                      $10,259              $ 9,988
  9/3/99                      $10,442              $10,153
  9/4/99                      $10,443              $10,153
  9/5/99                      $10,444              $10,153
  9/6/99                      $10,446              $10,153
  9/7/99                      $10,351              $10,074
  9/8/99                      $10,381              $10,089
  9/9/99                      $10,315              $10,046
 9/10/99                      $10,422              $10,147
 9/11/99                      $10,423              $10,147
 9/12/99                      $10,424              $10,147
 9/13/99                      $10,378              $10,096
 9/14/99                      $10,293              $10,027
 9/15/99                      $10,303              $10,031
 9/16/99                      $10,352              $10,074
 9/17/99                      $10,411              $10,108
 9/18/99                      $10,412              $10,108
 9/19/99                      $10,414              $10,108
 9/20/99                      $10,367              $10,077
 9/21/99                      $10,339              $10,042
 9/22/99                      $10,350              $10,055
 9/23/99                      $10,447              $10,178
 9/24/99                      $10,592              $10,253
 9/25/99                      $10,593              $10,253
 9/26/99                      $10,595              $10,253
 9/27/99                      $10,481              $10,157
 9/28/99                      $10,395              $10,094
 9/29/99                      $10,291              $10,010
 9/30/99                      $10,407              $10,100
 10/1/99                      $10,264              $ 9,974
 10/2/99                      $10,265              $ 9,974
 10/3/99                      $10,266              $ 9,974
 10/4/99                      $10,344              $10,049
 10/5/99                      $10,221              $ 9,942
 10/6/99                      $10,222              $ 9,933
 10/7/99                      $10,204              $ 9,917
 10/8/99                      $10,205              $ 9,916
 10/9/99                      $10,206              $ 9,916
10/10/99                      $10,207              $ 9,916
10/11/99                      $10,207              $ 9,902
10/12/99                      $10,162              $ 9,872
10/13/99                      $10,067              $ 9,792
10/14/99                      $10,020              $ 9,730
10/15/99                      $10,108              $ 9,817
10/16/99                      $10,109              $ 9,817
10/17/99                      $10,110              $ 9,817
10/18/99                      $10,053              $ 9,777
10/19/99                      $ 9,987              $ 9,713
10/20/99                      $ 9,988              $ 9,713
10/21/99                      $ 9,970              $ 9,694
10/22/99                      $ 9,972              $ 9,703
10/23/99                      $ 9,973              $ 9,703
10/24/99                      $ 9,974              $ 9,703
10/25/99                      $ 9,975              $ 9,705
10/26/99                      $ 9,948              $ 9,675
10/27/99                      $10,026              $ 9,739
10/28/99                      $10,152              $ 9,833
10/29/99                      $10,307              $ 9,967
10/30/99                      $10,308              $ 9,967
10/31/99                      $10,310              $ 9,967
 11/1/99                      $10,253              $ 9,925
 11/2/99                      $10,331              $ 9,989
 11/3/99                      $10,332              $ 9,989
 11/4/99                      $10,410              $10,050
 11/5/99                      $10,498              $10,125
 11/6/99                      $10,499              $10,125
 11/7/99                      $10,500              $10,125
 11/8/99                      $10,462              $10,097
 11/9/99                      $10,454              $10,080
11/10/99                      $10,416              $10,046
11/11/99                      $10,417              $10,049
11/12/99                      $10,524              $10,143
11/13/99                      $10,525              $10,143
11/14/99                      $10,526              $10,143
11/15/99                      $10,517              $10,136
11/16/99                      $10,480              $10,100
11/17/99                      $10,355              $ 9,992
11/18/99                      $10,298              $ 9,942
11/19/99                      $10,309              $ 9,953
11/20/99                      $10,310              $ 9,953
11/21/99                      $10,311              $ 9,953
11/22/99                      $10,264              $ 9,913
11/23/99                      $10,265              $ 9,914
11/24/99                      $10,246              $ 9,897
11/25/99                      $10,247              $ 9,897
11/26/99                      $10,200              $ 9,858
11/27/99                      $10,201              $ 9,858
11/28/99                      $10,202              $ 9,858
11/29/99                      $10,078              $ 9,760
11/30/99                      $10,127              $ 9,794
 12/1/99                      $10,099              $ 9,780
 12/2/99                      $10,061              $ 9,746
 12/3/99                      $10,169              $ 9,825
 12/4/99                      $10,170              $ 9,825
 12/5/99                      $10,171              $ 9,825
 12/6/99                      $10,191              $ 9,842
 12/7/99                      $10,260              $ 9,897
 12/8/99                      $10,212              $ 9,863
 12/9/99                      $10,242              $ 9,881
12/10/99                      $10,331              $ 9,956
12/11/99                      $10,332              $ 9,956
12/12/99                      $10,333              $ 9,956
12/13/99                      $10,295              $ 9,908
12/14/99                      $10,112              $ 9,766
12/15/99                      $10,065              $ 9,721
12/16/99                      $ 9,969              $ 9,655
12/17/99                      $ 9,980              $ 9,666
12/18/99                      $ 9,981              $ 9,666
12/19/99                      $ 9,982              $ 9,666
12/20/99                      $ 9,906              $ 9,592
12/21/99                      $ 9,887              $ 9,578
12/22/99                      $ 9,879              $ 9,566
12/23/99                      $ 9,864              $ 9,555
12/24/99                      $ 9,864              $ 9,555
12/25/99                      $ 9,864              $ 9,555
12/26/99                      $ 9,864              $ 9,555
12/27/99                      $ 9,884              $ 9,571
12/28/99                      $ 9,856              $ 9,544
12/29/99                      $ 9,906              $ 9,583
12/30/99                      $ 9,926              $ 9,606
12/31/99                      $ 9,859              $ 9,539
  1/1/00                      $ 9,859              $ 9,539
  1/2/00                      $ 9,859              $ 9,539
  1/3/00                      $ 9,716              $ 9,386
  1/4/00                      $ 9,805              $ 9,474
  1/5/00                      $ 9,679              $ 9,349
  1/6/00                      $ 9,768              $ 9,417
  1/7/00                      $ 9,836              $ 9,471
  1/8/00                      $ 9,837              $ 9,471
  1/9/00                      $ 9,838              $ 9,471
 1/10/00                      $ 9,762              $ 9,394
 1/11/00                      $ 9,637              $ 9,292
 1/12/00                      $ 9,599              $ 9,255
 1/13/00                      $ 9,707              $ 9,336
 1/14/00                      $ 9,640              $ 9,278
 1/15/00                      $ 9,641              $ 9,278
 1/16/00                      $ 9,642              $ 9,278
 1/17/00                      $ 9,643              $ 9,278
 1/18/00                      $ 9,567              $ 9,211
 1/19/00                      $ 9,616              $ 9,255
 1/20/00                      $ 9,598              $ 9,239
 1/21/00                      $ 9,628              $ 9,261
 1/22/00                      $ 9,630              $ 9,261
 1/23/00                      $ 9,631              $ 9,261
 1/24/00                      $ 9,719              $ 9,338
 1/25/00                      $ 9,730              $ 9,339
 1/26/00                      $ 9,819              $ 9,410
 1/27/00                      $ 9,907              $ 9,488
 1/28/00                      $10,025              $ 9,580
 1/29/00                      $10,026              $ 9,580
 1/30/00                      $10,027              $ 9,580
 1/31/00                      $ 9,970              $ 9,536
  2/1/00                      $10,049              $ 9,600
  2/2/00                      $10,215              $ 9,755
  2/3/00                      $10,450              $ 9,971
  2/4/00                      $10,334              $ 9,858
  2/5/00                      $10,335              $ 9,858
  2/6/00                      $10,336              $ 9,858
  2/7/00                      $10,191              $ 9,724
  2/8/00                      $10,387              $ 9,892
  2/9/00                      $10,232              $ 9,761
 2/10/00                      $10,058              $ 9,597
 2/11/00                      $10,108              $ 9,635
 2/12/00                      $10,109              $ 9,635
 2/13/00                      $10,110              $ 9,635
 2/14/00                      $10,228              $ 9,727
 2/15/00                      $10,161              $ 9,677
 2/16/00                      $10,152              $ 9,651
 2/17/00                      $10,222              $ 9,715
 2/18/00                      $10,310              $ 9,793
 2/19/00                      $10,311              $ 9,793
 2/20/00                      $10,312              $ 9,793
 2/21/00                      $10,313              $ 9,793
 2/22/00                      $10,440              $ 9,914
 2/23/00                      $10,344              $ 9,823
 2/24/00                      $10,374              $ 9,839
 2/25/00                      $10,307              $ 9,783
 2/26/00                      $10,308              $ 9,783
 2/27/00                      $10,309              $ 9,783
 2/28/00                      $10,242              $ 9,739
 2/29/00                      $10,341              $ 9,820
  3/1/00                      $10,322              $ 9,802
  3/2/00                      $10,343              $ 9,812
  3/3/00                      $10,383              $ 9,842
  3/4/00                      $10,384              $ 9,842
  3/5/00                      $10,385              $ 9,842
  3/6/00                      $10,337              $ 9,802
  3/7/00                      $10,328              $ 9,798
  3/8/00                      $10,310              $ 9,783
  3/9/00                      $10,321              $ 9,793
 3/10/00                      $10,283              $ 9,763
 3/11/00                      $10,284              $ 9,763
 3/12/00                      $10,285              $ 9,763
 3/13/00                      $10,306              $ 9,783
 3/14/00                      $10,414              $ 9,869
 3/15/00                      $10,464              $ 9,911
 3/16/00                      $10,514              $ 9,944
 3/17/00                      $10,574              $ 9,995
 3/18/00                      $10,575              $ 9,995
 3/19/00                      $10,576              $ 9,995
 3/20/00                      $10,616              $10,032
 3/21/00                      $10,647              $10,053
 3/22/00                      $10,638              $10,044
 3/23/00                      $10,727              $10,123
 3/24/00                      $10,601              $10,023
 3/25/00                      $10,602              $10,023
 3/26/00                      $10,603              $10,023
 3/27/00                      $10,604              $10,023
 3/28/00                      $10,605              $10,017
 3/29/00                      $10,606              $10,024
 3/30/00                      $10,773              $10,174
 3/31/00                      $10,833              $10,228
  4/1/00                      $10,834              $10,228
  4/2/00                      $10,835              $10,228
  4/3/00                      $10,865              $10,256
  4/4/00                      $10,974              $10,346
  4/5/00                      $10,916              $10,289
  4/6/00                      $10,927              $10,295
  4/7/00                      $11,075              $10,427
  4/8/00                      $11,076              $10,427
  4/9/00                      $11,077              $10,427
 4/10/00                      $11,098              $10,449
 4/11/00                      $10,961              $10,331
 4/12/00                      $10,845              $10,228
 4/13/00                      $10,905              $10,277
 4/14/00                      $10,935              $10,298
 4/15/00                      $10,936              $10,298
 4/16/00                      $10,937              $10,298
 4/17/00                      $10,732              $10,126
 4/18/00                      $10,724              $10,123
 4/19/00                      $10,862              $10,228
 4/20/00                      $10,886              $10,256
 4/21/00                      $10,886              $10,256
 4/22/00                      $10,886              $10,256
 4/23/00                      $10,886              $10,256
 4/24/00                      $10,818              $10,193
 4/25/00                      $10,701              $10,088
 4/26/00                      $10,683              $10,078
 4/27/00                      $10,615              $10,023
 4/28/00                      $10,645              $10,048
 4/29/00                      $10,647              $10,048
 4/30/00                      $10,648              $10,048
  5/1/00                      $10,629              $10,032
  5/2/00                      $10,551              $ 9,965
  5/3/00                      $10,415              $ 9,857
  5/4/00                      $10,289              $ 9,760
  5/5/00                      $10,280              $ 9,743
  5/6/00                      $10,281              $ 9,743
  5/7/00                      $10,282              $ 9,743
  5/8/00                      $10,185              $ 9,669
  5/9/00                      $10,255              $ 9,726
 5/10/00                      $10,324              $ 9,777
 5/11/00                      $10,345              $ 9,796
 5/12/00                      $10,267              $ 9,733
 5/13/00                      $10,269              $ 9,733
 5/14/00                      $10,270              $ 9,733
 5/15/00                      $10,330              $ 9,778
 5/16/00                      $10,409              $ 9,849
 5/17/00                      $10,312              $ 9,767
 5/18/00                      $10,205              $ 9,678
 5/19/00                      $10,236              $ 9,707
 5/20/00                      $10,237              $ 9,707
 5/21/00                      $10,238              $ 9,707
 5/22/00                      $10,327              $ 9,772
 5/23/00                      $10,338              $ 9,782
 5/24/00                      $10,300              $ 9,750
 5/25/00                      $10,459              $ 9,878
 5/26/00                      $10,519              $ 9,930
 5/27/00                      $10,520              $ 9,930
 5/28/00                      $10,521              $ 9,930
 5/29/00                      $10,522              $ 9,930
 5/30/00                      $10,464              $ 9,887
 5/31/00                      $10,583              $ 9,976
  6/1/00                      $10,693              $10,070
  6/2/00                      $10,733              $10,096
  6/3/00                      $10,734              $10,096
  6/4/00                      $10,735              $10,096
  6/5/00                      $10,786              $10,135
  6/6/00                      $10,777              $10,129
  6/7/00                      $10,817              $10,164
  6/8/00                      $10,838              $10,178
  6/9/00                      $10,819              $10,154
 6/10/00                      $10,820              $10,154
 6/11/00                      $10,822              $10,154
 6/12/00                      $10,852              $10,180
 6/13/00                      $10,725              $10,072
 6/14/00                      $10,805              $10,135
 6/15/00                      $10,777              $10,110
 6/16/00                      $10,856              $10,180
 6/17/00                      $10,858              $10,180
 6/18/00                      $10,859              $10,180
 6/19/00                      $10,840              $10,158
 6/20/00                      $10,821              $10,150
 6/21/00                      $10,714              $10,056
 6/22/00                      $10,685              $10,030
 6/23/00                      $10,598              $ 9,960
 6/24/00                      $10,599              $ 9,960
 6/25/00                      $10,600              $ 9,960
 6/26/00                      $10,680              $10,020
 6/27/00                      $10,750              $10,086
 6/28/00                      $10,702              $10,046
 6/29/00                      $10,841              $10,174
 6/30/00                      $10,812              $10,140
  7/1/00                      $10,813              $10,140
  7/2/00                      $10,814              $10,140
  7/3/00                      $10,865              $10,182
  7/4/00                      $10,866              $10,182
  7/5/00                      $10,887              $10,204
  7/6/00                      $10,809              $10,140
  7/7/00                      $10,869              $10,201
  7/8/00                      $10,870              $10,201
  7/9/00                      $10,871              $10,201
 7/10/00                      $10,842              $10,172
 7/11/00                      $10,833              $10,161
 7/12/00                      $10,844              $10,169
 7/13/00                      $10,964              $10,268
 7/14/00                      $10,856              $10,177
 7/15/00                      $10,857              $10,177
 7/16/00                      $10,858              $10,177
 7/17/00                      $10,770              $10,110
 7/18/00                      $10,781              $10,123
 7/19/00                      $10,792              $10,135
 7/20/00                      $10,991              $10,283
 7/21/00                      $11,012              $10,298
 7/22/00                      $11,013              $10,298
 7/23/00                      $11,014              $10,298
 7/24/00                      $10,985              $10,280
 7/25/00                      $10,996              $10,283
 7/26/00                      $10,978              $10,265
 7/27/00                      $11,058              $10,328
 7/28/00                      $11,039              $10,322
 7/29/00                      $11,040              $10,322
 7/30/00                      $11,041              $10,322
 7/31/00                      $11,012              $10,298
  8/1/00                      $11,093              $10,365
  8/2/00                      $11,074              $10,339
  8/3/00                      $11,114              $10,374
  8/4/00                      $11,165              $10,405
  8/5/00                      $11,166              $10,405
  8/6/00                      $11,167              $10,405
  8/7/00                      $11,109              $10,357
  8/8/00                      $11,139              $10,374
  8/9/00                      $11,160              $10,389
 8/10/00                      $11,241              $10,464
 8/11/00                      $11,182              $10,419
 8/12/00                      $11,183              $10,419
 8/13/00                      $11,184              $10,419
 8/14/00                      $11,205              $10,419
 8/15/00                      $11,176              $10,405
 8/16/00                      $11,148              $10,382
 8/17/00                      $11,188              $10,413
 8/18/00                      $11,229              $10,441
 8/19/00                      $11,230              $10,441
 8/20/00                      $11,231              $10,441
 8/21/00                      $11,202              $10,416
 8/22/00                      $11,213              $10,428
 8/23/00                      $11,264              $10,463
 8/24/00                      $11,295              $10,483
 8/25/00                      $11,296              $10,487
 8/26/00                      $11,297              $10,487
 8/27/00                      $11,298              $10,487
 8/28/00                      $11,279              $10,400
 8/29/00                      $11,131              $10,351
 8/30/00                      $11,152              $10,374
 8/31/00                      $11,272              $10,464
  9/1/00                      $11,293              $10,476
  9/2/00                      $11,294              $10,476
  9/3/00                      $11,295              $10,476
  9/4/00                      $11,296              $10,476
  9/5/00                      $11,307              $10,486
  9/6/00                      $11,228              $10,431
  9/7/00                      $11,200              $10,404
  9/8/00                      $11,240              $10,435
  9/9/00                      $11,241              $10,435
 9/10/00                      $11,243              $10,435
 9/11/00                      $11,194              $10,395
 9/12/00                      $11,145              $10,352
 9/13/00                      $11,186              $10,376
 9/14/00                      $11,058              $10,268
 9/15/00                      $10,900              $10,138
 9/16/00                      $10,901              $10,138
 9/17/00                      $10,902              $10,138
 9/18/00                      $10,823              $10,059
 9/19/00                      $10,884              $10,120
 9/20/00                      $10,805              $10,051
 9/21/00                      $10,876              $10,106
 9/22/00                      $10,897              $10,126
 9/23/00                      $10,898              $10,126
 9/24/00                      $10,899              $10,126
 9/25/00                      $10,920              $10,145
 9/26/00                      $10,991              $10,194
 9/27/00                      $10,912              $10,132
 9/28/00                      $10,943              $10,169
 9/29/00                      $10,954              $10,165
 9/30/00                      $10,955              $10,165
 10/1/00                      $10,956              $10,165
 10/2/00                      $10,887              $10,110
 10/3/00                      $10,838              $10,075
 10/4/00                      $10,840              $10,075
 10/5/00                      $10,930              $10,148
 10/6/00                      $11,021              $10,228
 10/7/00                      $11,022              $10,228
 10/8/00                      $11,023              $10,228
 10/9/00                      $11,024              $10,228
10/10/00                      $11,055              $10,242
10/11/00                      $11,056              $10,241
10/12/00                      $11,087              $10,261
10/13/00                      $11,098              $10,272
10/14/00                      $11,099              $10,272
10/15/00                      $11,100              $10,272
10/16/00                      $11,081              $10,256
10/17/00                      $11,182              $10,338
10/18/00                      $11,173              $10,322
10/19/00                      $11,194              $10,344
10/20/00                      $11,255              $10,392
10/21/00                      $11,256              $10,392
10/22/00                      $11,257              $10,392
10/23/00                      $11,338              $10,452
10/24/00                      $11,289              $10,416
10/25/00                      $11,220              $10,363
10/26/00                      $11,241              $10,376
10/27/00                      $11,232              $10,371
10/28/00                      $11,233              $10,371
10/29/00                      $11,234              $10,371
10/30/00                      $11,225              $10,365
10/31/00                      $11,146              $10,299
 11/1/00                      $11,167              $10,314
 11/2/00                      $11,158              $10,301
 11/3/00                      $11,029              $10,196
 11/4/00                      $11,030              $10,196
 11/5/00                      $11,031              $10,196
 11/6/00                      $10,972              $10,150
 11/7/00                      $10,983              $10,158
 11/8/00                      $11,004              $10,172
 11/9/00                      $11,045              $10,204
11/10/00                      $11,016              $10,177
11/11/00                      $11,017              $10,177
11/12/00                      $11,019              $10,177
11/13/00                      $11,090              $10,226
11/14/00                      $11,141              $10,268
11/15/00                      $11,212              $10,330
11/16/00                      $11,263              $10,366
11/17/00                      $11,204              $10,317
11/18/00                      $11,205              $10,317
11/19/00                      $11,206              $10,317
11/20/00                      $11,237              $10,344
11/21/00                      $11,268              $10,372
11/22/00                      $11,430              $10,496
11/23/00                      $11,431              $10,496
11/24/00                      $11,392              $10,464
11/25/00                      $11,393              $10,464
11/26/00                      $11,394              $10,464
11/27/00                      $11,345              $10,422
11/28/00                      $11,396              $10,462
11/29/00                      $11,437              $10,497
11/30/00                      $11,538              $10,573
 12/1/00                      $11,469              $10,517
 12/2/00                      $11,470              $10,517
 12/3/00                      $11,471              $10,517
 12/4/00                      $11,422              $10,472
 12/5/00                      $11,564              $10,586
 12/6/00                      $11,685              $10,685
 12/7/00                      $11,726              $10,721
 12/8/00                      $11,647              $10,648
 12/9/00                      $11,648              $10,648
12/10/00                      $11,649              $10,648
12/11/00                      $11,650              $10,656
12/12/00                      $11,681              $10,677
12/13/00                      $11,783              $10,755
12/14/00                      $11,854              $10,812
12/15/00                      $11,895              $10,844
12/16/00                      $11,896              $10,844
12/17/00                      $11,897              $10,844
12/18/00                      $11,868              $10,819
12/19/00                      $11,829              $10,783
12/20/00                      $11,910              $10,839
12/21/00                      $11,951              $10,866
12/22/00                      $11,982              $10,894
12/23/00                      $11,983              $10,894
12/24/00                      $11,985              $10,894
12/25/00                      $11,986              $10,894
12/26/00                      $11,936              $10,851
12/27/00                      $11,867              $10,803
12/28/00                      $11,878              $10,809
12/29/00                      $11,849              $10,788
12/30/00                      $11,850              $10,788
12/31/00                      $11,850              $10,788
  1/1/01                      $11,851              $10,788
  1/2/01                      $12,093              $10,948
  1/3/01                      $11,833              $10,760
  1/4/01                      $11,914              $10,812
  1/5/01                      $11,986              $10,860
  1/6/01                      $11,987              $10,860
  1/7/01                      $11,988              $10,860
  1/8/01                      $11,979              $10,857
  1/9/01                      $11,949              $10,836
 1/10/01                      $11,830              $10,742
 1/11/01                      $11,700              $10,634
 1/12/01                      $11,581              $10,537
 1/13/01                      $11,582              $10,537
 1/14/01                      $11,583              $10,537
 1/15/01                      $11,584              $10,537
 1/16/01                      $11,625              $10,569
 1/17/01                      $11,777              $10,696
 1/18/01                      $11,879              $10,769
 1/19/01                      $11,709              $10,640
 1/20/01                      $11,710              $10,640
 1/21/01                      $11,711              $10,640
 1/22/01                      $11,611              $10,558
 1/23/01                      $11,532              $10,494
 1/24/01                      $11,513              $10,478
 1/25/01                      $11,584              $10,537
 1/26/01                      $11,565              $10,516
 1/27/01                      $11,566              $10,516
 1/28/01                      $11,567              $10,516
 1/29/01                      $11,478              $10,441
 1/30/01                      $11,670              $10,600
 1/31/01                      $11,762              $10,667
  2/1/01                      $11,934              $10,804
  2/2/01                      $11,824              $10,714
  2/3/01                      $11,825              $10,714
  2/4/01                      $11,826              $10,714
  2/5/01                      $11,867              $10,741
  2/6/01                      $11,818              $10,701
  2/7/01                      $11,799              $10,685
  2/8/01                      $11,790              $10,672
  2/9/01                      $11,892              $10,750
 2/10/01                      $11,893              $10,750
 2/11/01                      $11,894              $10,750
 2/12/01                      $11,804              $10,694
 2/13/01                      $11,765              $10,688
 2/14/01                      $11,736              $10,640
 2/15/01                      $11,616              $10,593
 2/16/01                      $11,708              $10,644
 2/17/01                      $11,709              $10,644
 2/18/01                      $11,710              $10,644
 2/19/01                      $11,711              $10,644
 2/20/01                      $11,712              $10,651
 2/21/01                      $11,642              $10,583
 2/22/01                      $11,603              $10,536
 2/23/01                      $11,685              $10,607
 2/24/01                      $11,686              $10,607
 2/25/01                      $11,687              $10,607
 2/26/01                      $11,758              $10,658
 2/27/01                      $11,961              $10,808
 2/28/01                      $11,952              $10,829
  3/1/01                      $12,064              $10,913
  3/2/01                      $11,904              $10,792
  3/3/01                      $11,905              $10,792
  3/4/01                      $11,906              $10,792
  3/5/01                      $11,907              $10,793
  3/6/01                      $11,878              $10,772
  3/7/01                      $12,010              $10,868
  3/8/01                      $12,051              $10,903
  3/9/01                      $12,002              $10,867
 3/10/01                      $12,003              $10,867
 3/11/01                      $12,004              $10,867
 3/12/01                      $12,055              $10,889
 3/13/01                      $11,976              $10,832
 3/14/01                      $12,108              $10,937
 3/15/01                      $12,109              $10,927
 3/16/01                      $12,141              $10,947
 3/17/01                      $12,142              $10,947
 3/18/01                      $12,143              $10,947
 3/19/01                      $12,093              $10,913
 3/20/01                      $12,155              $10,947
 3/21/01                      $12,136              $10,925
 3/22/01                      $12,167              $10,962
 3/23/01                      $12,077              $10,879
 3/24/01                      $12,079              $10,879
 3/25/01                      $12,080              $10,879
 3/26/01                      $11,959              $10,790
 3/27/01                      $11,768              $10,631
 3/28/01                      $11,769              $10,627
 3/29/01                      $11,720              $10,597
 3/30/01                      $11,802              $10,652
 3/31/01                      $11,803              $10,652
  4/1/01                      $11,804              $10,652
  4/2/01                      $11,734              $10,583
  4/3/01                      $11,776              $10,620
  4/4/01                      $11,736              $10,583
  4/5/01                      $11,666              $10,529
  4/6/01                      $11,809              $10,639
  4/7/01                      $11,810              $10,639
  4/8/01                      $11,811              $10,639
  4/9/01                      $11,751              $10,586
 4/10/01                      $11,479              $10,378
 4/11/01                      $11,500              $10,395
 4/12/01                      $11,515              $10,415
 4/13/01                      $11,515              $10,415
 4/14/01                      $11,515              $10,415
 4/15/01                      $11,515              $10,415
 4/16/01                      $11,343              $10,272
 4/17/01                      $11,436              $10,341
 4/18/01                      $11,447              $10,350
 4/19/01                      $11,174              $10,135
 4/20/01                      $11,175              $10,134
 4/21/01                      $11,176              $10,134
 4/22/01                      $11,177              $10,134
 4/23/01                      $11,300              $10,227
 4/24/01                      $11,250              $10,186
 4/25/01                      $11,201              $10,149
 4/26/01                      $11,354              $10,265
 4/27/01                      $11,152              $10,114
 4/28/01                      $11,153              $10,114
 4/29/01                      $11,154              $10,114
 4/30/01                      $11,186              $10,135
  5/1/01                      $11,298              $10,221
  5/2/01                      $11,350              $10,260
  5/3/01                      $11,483              $10,370
  5/4/01                      $11,423              $10,314
  5/5/01                      $11,424              $10,314
  5/6/01                      $11,425              $10,314
  5/7/01                      $11,437              $10,320
  5/8/01                      $11,336              $10,240
  5/9/01                      $11,449              $10,332
 5/10/01                      $11,267              $10,186
 5/11/01                      $11,095              $10,051
 5/12/01                      $11,096              $10,051
 5/13/01                      $11,098              $10,051
 5/14/01                      $11,088              $10,039
 5/15/01                      $10,998              $ 9,967
 5/16/01                      $11,080              $10,035
 5/17/01                      $11,234              $10,159
 5/18/01                      $11,245              $10,170
 5/19/01                      $11,246              $10,170
 5/20/01                      $11,247              $10,170
 5/21/01                      $11,279              $10,193
 5/22/01                      $11,239              $10,159
 5/23/01                      $11,240              $10,156
 5/24/01                      $11,099              $10,045
 5/25/01                      $11,110              $10,054
 5/26/01                      $11,111              $10,054
 5/27/01                      $11,112              $10,054
 5/28/01                      $11,113              $10,054
 5/29/01                      $11,084              $10,035
 5/30/01                      $11,146              $10,077
 5/31/01                      $11,289              $10,197
  6/1/01                      $11,382              $10,269
  6/2/01                      $11,383              $10,269
  6/3/01                      $11,384              $10,269
  6/4/01                      $11,426              $10,301
  6/5/01                      $11,478              $10,336
  6/6/01                      $11,489              $10,343
  6/7/01                      $11,358              $10,240
  6/8/01                      $11,328              $10,213
  6/9/01                      $11,329              $10,213
 6/10/01                      $11,330              $10,213
 6/11/01                      $11,413              $10,277
 6/12/01                      $11,495              $10,346
 6/13/01                      $11,486              $10,334
 6/14/01                      $11,508              $10,347
 6/15/01                      $11,448              $10,301
 6/16/01                      $11,449              $10,301
 6/17/01                      $11,450              $10,301
 6/18/01                      $11,420              $10,274
 6/19/01                      $11,452              $10,296
 6/20/01                      $11,494              $10,331
 6/21/01                      $11,556              $10,380
 6/22/01                      $11,659              $10,455
 6/23/01                      $11,660              $10,455
 6/24/01                      $11,661              $10,455
 6/25/01                      $11,642              $10,442
 6/26/01                      $11,540              $10,339
 6/27/01                      $11,592              $10,401
 6/28/01                      $11,470              $10,282
 6/29/01                      $11,369              $10,189
 6/30/01                      $11,370              $10,189
  7/1/01                      $11,370              $10,189
  7/2/01                      $11,463              $10,287
  7/3/01                      $11,402              $10,230
  7/4/01                      $11,403              $10,230
  7/5/01                      $11,373              $10,208
  7/6/01                      $11,405              $10,208
  7/7/01                      $11,406              $10,208
  7/8/01                      $11,407              $10,208
  7/9/01                      $11,469              $10,275
 7/10/01                      $11,532              $10,326
 7/11/01                      $11,492              $10,287
 7/12/01                      $11,554              $10,338
 7/13/01                      $11,657              $10,428
 7/14/01                      $11,658              $10,428
 7/15/01                      $11,659              $10,428
 7/16/01                      $11,691              $10,446
 7/17/01                      $11,672              $10,430
 7/18/01                      $11,826              $10,550
 7/19/01                      $11,796              $10,521
 7/20/01                      $11,777              $10,509
 7/21/01                      $11,778              $10,509
 7/22/01                      $11,779              $10,509
 7/23/01                      $11,821              $10,539
 7/24/01                      $11,822              $10,541
 7/25/01                      $11,690              $10,428
 7/26/01                      $11,711              $10,443
 7/27/01                      $11,794              $10,508
 7/28/01                      $11,795              $10,508
 7/29/01                      $11,796              $10,508
 7/30/01                      $11,838              $10,544
 7/31/01                      $11,839              $10,536
  8/1/01                      $11,840              $10,539
  8/2/01                      $11,729              $10,455
  8/3/01                      $11,719              $10,442
  8/4/01                      $11,720              $10,442
  8/5/01                      $11,722              $10,442
  8/6/01                      $11,702              $10,424
  8/7/01                      $11,703              $10,431
  8/8/01                      $11,868              $10,560
  8/9/01                      $11,838              $10,535
 8/10/01                      $11,880              $10,565
 8/11/01                      $11,881              $10,565
 8/12/01                      $11,882              $10,565
 8/13/01                      $11,873              $10,556
 8/14/01                      $11,884              $10,566
 8/15/01                      $11,865              $10,550
 8/16/01                      $11,978              $10,658
 8/17/01                      $12,051              $10,696
 8/18/01                      $12,052              $10,696
 8/19/01                      $12,053              $10,696
 8/20/01                      $11,982              $10,646
 8/21/01                      $12,035              $10,682
 8/22/01                      $12,015              $10,664
 8/23/01                      $12,088              $10,723
 8/24/01                      $11,997              $10,651
 8/25/01                      $11,998              $10,651
 8/26/01                      $11,999              $10,651
 8/27/01                      $11,979              $10,629
 8/28/01                      $12,103              $10,727
 8/29/01                      $12,176              $10,786
 8/30/01                      $12,156              $10,766
 8/31/01                      $12,168              $10,778
  9/1/01                      $12,169              $10,778
  9/2/01                      $12,170              $10,778
  9/3/01                      $12,171              $10,778
  9/4/01                      $11,966              $10,613
  9/5/01                      $11,957              $10,607
  9/6/01                      $12,102              $10,724
  9/7/01                      $12,175              $10,775
  9/8/01                      $12,176              $10,775
  9/9/01                      $12,177              $10,775
 9/10/01                      $12,044              $10,664
 9/11/01                      $12,044              $10,664
 9/12/01                      $12,044              $10,664
 9/13/01                      $12,044              $10,664
 9/14/01                      $12,044              $10,664
 9/15/01                      $12,044              $10,664
 9/16/01                      $12,044              $10,664
 9/17/01                      $12,123              $10,720
 9/18/01                      $11,867              $10,512
 9/19/01                      $11,858              $10,512
 9/20/01                      $11,715              $10,388
 9/21/01                      $11,777              $10,439
 9/22/01                      $11,778              $10,439
 9/23/01                      $11,779              $10,439
 9/24/01                      $11,791              $10,449
 9/25/01                      $11,812              $10,458
 9/26/01                      $11,957              $10,574
 9/27/01                      $12,071              $10,671
 9/28/01                      $12,092              $10,705
 9/29/01                      $12,093              $10,705
 9/30/01                      $12,093              $10,705
 10/1/01                      $12,176              $10,765
 10/2/01                      $12,239              $10,829
 10/3/01                      $12,280              $10,891
 10/4/01                      $12,281              $10,886
 10/5/01                      $12,262              $10,867
 10/6/01                      $12,263              $10,867
 10/7/01                      $12,264              $10,867
 10/8/01                      $12,275              $10,879
 10/9/01                      $12,132              $10,762
10/10/01                      $12,185              $10,805
10/11/01                      $12,073              $10,718
10/12/01                      $12,043              $10,685
10/13/01                      $12,044              $10,685
10/14/01                      $12,045              $10,685
10/15/01                      $12,159              $10,778
10/16/01                      $12,201              $10,813
10/17/01                      $12,285              $10,877
10/18/01                      $12,275              $10,870
10/19/01                      $12,184              $10,797
10/20/01                      $12,185              $10,797
10/21/01                      $12,186              $10,797
10/22/01                      $12,188              $10,789
10/23/01                      $12,147              $10,757
10/24/01                      $12,252              $10,835
10/25/01                      $12,345              $10,912
10/26/01                      $12,388              $10,951
10/27/01                      $12,389              $10,951
10/28/01                      $12,390              $10,951
10/29/01                      $12,422              $10,970
10/30/01                      $12,485              $11,021
10/31/01                      $13,105              $11,594
 11/1/01                      $13,230              $11,711
 11/2/01                      $12,963              $11,477
 11/3/01                      $12,964              $11,477
 11/4/01                      $12,965              $11,477
 11/5/01                      $13,162              $11,651
 11/6/01                      $13,153              $11,637
 11/7/01                      $13,309              $11,755
 11/8/01                      $13,145              $11,616
 11/9/01                      $13,125              $11,603
11/10/01                      $13,126              $11,603
11/11/01                      $13,127              $11,603
11/12/01                      $13,139              $11,600
11/13/01                      $13,047              $11,534
11/14/01                      $12,801              $11,347
11/15/01                      $12,368              $11,036
11/16/01                      $12,132              $10,870
11/17/01                      $12,133              $10,870
11/18/01                      $12,134              $10,870
11/19/01                      $12,259              $10,947
11/20/01                      $12,146              $10,861
11/21/01                      $12,044              $10,813
11/22/01                      $12,046              $10,813
11/23/01                      $11,985              $10,765
11/24/01                      $11,986              $10,765
11/25/01                      $11,987              $10,765
11/26/01                      $11,968              $10,760
11/27/01                      $12,031              $10,802
11/28/01                      $12,001              $10,775
11/29/01                      $12,240              $10,960
11/30/01                      $12,220              $10,940
 12/1/01                      $12,221              $10,940
 12/2/01                      $12,222              $10,940
 12/3/01                      $12,265              $10,960
 12/4/01                      $12,359              $11,028
 12/5/01                      $12,040              $10,799
 12/6/01                      $11,834              $10,640
 12/7/01                      $11,535              $10,427
 12/8/01                      $11,536              $10,427
 12/9/01                      $11,538              $10,427
12/10/01                      $11,601              $10,464
12/11/01                      $11,654              $10,506
12/12/01                      $11,800              $10,610
12/13/01                      $11,718              $10,556
12/14/01                      $11,585              $10,455
12/15/01                      $11,586              $10,455
12/16/01                      $11,587              $10,455
12/17/01                      $11,640              $10,506
12/18/01                      $11,683              $10,526
12/19/01                      $11,839              $10,640
12/20/01                      $11,892              $10,691
12/21/01                      $11,864              $10,667
12/22/01                      $11,864              $10,667
12/23/01                      $11,864              $10,667
12/24/01                      $11,752              $10,583
12/25/01                      $11,753              $10,583
12/26/01                      $11,681              $10,533
12/27/01                      $11,786              $10,597
12/28/01                      $11,704              $10,512
12/29/01                      $11,704              $10,512
12/30/01                      $11,704              $10,512
12/31/01                      $11,860              $10,613

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12-31-01

--------------------------------------------------------------------------------
                         FISCAL YEAR ENDED        SINCE INCEPTION (8-18-97)
                             12-31-01                    TO 12-31-01
--------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND         0.08%                        3.98%

PRICE MOVEMENT OF 30-YEAR
 TREASURY BOND                   -1.61%                        1.37%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE PRICE MOVEMENT OF THE 30-YEAR TREASURY BOND REPRESENTS A CUMULATIVE PERCENTAGE CHANGE IN ITS CLOSING PRICE. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

LARGE-CAP EUROPE FUND

OBJECTIVE: Seeks to provide investment returns that correlate to 125% of the daily performance of the Dow Jones Stoxx(SM) 50 Index.

Inception: October 1, 2001

Europe struggled with falling demand and weakness in many sectors. Despite the slowdown in economic activity, the European Central Bank (ECB) remained relatively subdued in using monetary policy to stimulate growth. The ECB cut rates four times during the year by 1.5 percentage points to 3.25 to stave off recession. Manufacturing in the U.K. picked up during the last quarter of the year, as did German factory orders and business confidence. The economy is expected to expand as much as 0.4% in the first quarter of 2002 after coming to a virtual standstill for the second and third quarter and shrinking in the final three months of 2001. The Euro strengthened at the end of the year in anticipation of the introduction of hard currency. Growth is likely to remain below potential until mid 2002.

[CHART OF CUMULATIVE FUND PERFORMANCE: OCTOBER 1, 2001 - DECEMBER 31, 2001]

                         ARGE-CAP EUROPE FUND      DOW JONES STOXX(SM) 50 INDEX
                         --------------------      ----------------------------
     10/1/01                       $10,000              $10,000
     10/2/01                       $10,104              $10,141
     10/3/01                       $10,316              $10,128
     10/4/01                       $10,492              $10,505
     10/5/01                       $10,600              $10,448
     10/6/01                       $10,600              $10,448
     10/7/01                       $10,600              $10,448
     10/8/01                       $10,496              $10,473
     10/9/01                       $10,436              $10,339
    10/10/01                       $10,924              $10,594
    10/11/01                       $10,840              $10,624
    10/12/01                       $10,792              $10,649
    10/13/01                       $10,792              $10,649
    10/14/01                       $10,792              $10,649
    10/15/01                       $10,492              $10,412
    10/16/01                       $10,704              $10,495
    10/17/01                       $10,684              $10,728
    10/18/01                       $10,584              $10,530
    10/19/01                       $10,516              $10,307
    10/20/01                       $10,516              $10,307
    10/21/01                       $10,516              $10,307
    10/22/01                       $10,580              $10,387
    10/23/01                       $10,632              $10,649
    10/24/01                       $10,812              $10,684
    10/25/01                       $10,856              $10,481
    10/26/01                       $10,840              $10,750
    10/27/01                       $10,840              $10,750
    10/28/01                       $10,840              $10,750
    10/29/01                       $10,620              $10,632
    10/30/01                       $10,392              $10,371
    10/31/01                       $10,524              $10,508
     11/1/01                       $10,884              $10,601
     11/2/01                       $10,832              $10,634
     11/3/01                       $10,832              $10,634
     11/4/01                       $10,832              $10,634
     11/5/01                       $11,052              $10,845
     11/6/01                       $11,172              $10,789
     11/7/01                       $11,116              $11,067
     11/8/01                       $11,152              $11,046
     11/9/01                       $11,136              $10,938
    11/10/01                       $11,136              $10,938
    11/11/01                       $11,136              $10,938
    11/12/01                       $10,968              $10,689
    11/13/01                       $11,184              $10,903
    11/14/01                       $11,040              $10,842
    11/15/01                       $10,972              $10,794
    11/16/01                       $11,100              $10,939
    11/17/01                       $11,100              $10,939
    11/18/01                       $11,100              $10,939
    11/19/01                       $11,272              $10,962
    11/20/01                       $11,068              $10,899
    11/21/01                       $11,164              $10,881
    11/22/01                       $11,164              $10,881
    11/23/01                       $11,152              $10,884
    11/24/01                       $11,152              $10,884
    11/25/01                       $11,152              $10,884
    11/26/01                       $11,240              $10,900
    11/27/01                       $10,992              $10,780
    11/28/01                       $10,716              $10,692
    11/29/01                       $10,880              $10,671
    11/30/01                       $10,920              $10,758
     12/1/01                       $10,920              $10,758
     12/2/01                       $10,920              $10,758
     12/3/01                       $10,804              $10,653
     12/4/01                       $11,136              $10,797
     12/5/01                       $11,456              $11,088
     12/6/01                       $11,468              $11,127
     12/7/01                       $11,200              $10,999
     12/8/01                       $11,200              $10,999
     12/9/01                       $11,200              $10,999
    12/10/01                       $10,900              $10,867
    12/11/01                       $11,012              $10,894
    12/12/01                       $11,072              $10,853
    12/13/01                       $10,624              $10,614
    12/14/01                       $10,856              $10,638
    12/15/01                       $10,856              $10,638
    12/16/01                       $10,856              $10,638
    12/17/01                       $11,156              $10,918
    12/18/01                       $11,172              $10,902
    12/19/01                       $10,936              $10,768
    12/20/01                       $10,764              $10,702
    12/21/01                       $10,968              $10,795
    12/22/01                       $10,968              $10,795
    12/23/01                       $10,968              $10,795
    12/24/01                       $10,752              $10,674
    12/25/01                       $10,752              $10,674
    12/26/01                       $10,736              $10,709
    12/27/01                       $11,160              $10,941
    12/28/01                       $11,192              $11,017
    12/29/01                       $11,192              $11,017
    12/30/01                       $11,192              $11,017
    12/31/01                       $11,204              $11,112

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12-31-01

--------------------------------------------------------------------------------
                                                    SINCE INCEPTION (10-1-01)
                                                           TO 12-31-01
--------------------------------------------------------------------------------
LARGE-CAP EUROPE FUND                                         12.04%

DOW JONES STOXXSM 50 INDEX                                    11.12%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE DOW JONES STOXXSM 50 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

LARGE-CAP JAPAN FUND

OBJECTIVE: Seeks to provide investment returns that correspond to 125% of the daily performance of the Topix 100 Index.

Inception: October 1, 2001

The Japanese economy continues to be mired in recession. The Bank of Japan has let the Yen weaken in recent months with the hope that an increase in demand for the country's goods abroad will boost the economy. In fact, recent trade data shows considerable weakness in exports, which is concerning given the weakness of the Yen. Imports have not improved, suggesting that the underlying Japanese economy is still very weak. Equity markets will look for serious structural reform as a positive sign for the long run.

[CHART OF CUMULATIVE FUND PERFORMANCE: OCTOBER 1, 2001 - DECEMBER 31, 2001]

                           LARGE-CAP JAPAN FUND     TOPIX 100 INDEX
                           --------------------     ---------------
 10/1/01                        $10,000              $10,000
 10/2/01                        $10,160              $10,160
 10/3/01                        $10,276              $ 9,942
 10/4/01                        $10,256              $10,189
 10/5/01                        $ 9,976              $10,233
 10/6/01                        $ 9,976              $10,233
 10/7/01                        $ 9,976              $10,233
 10/8/01                        $10,120              $ 9,956
 10/9/01                        $ 9,684              $ 9,942
10/10/01                        $ 9,976              $ 9,767
10/11/01                        $10,236              $10,073
10/12/01                        $10,172              $10,378
10/13/01                        $10,172              $10,378
10/14/01                        $10,172              $10,378
10/15/01                        $10,060              $10,203
10/16/01                        $10,188              $10,247
10/17/01                        $10,096              $10,363
10/18/01                        $ 9,944              $10,160
10/19/01                        $ 9,992              $10,174
10/20/01                        $ 9,992              $10,174
10/21/01                        $ 9,992              $10,174
10/22/01                        $10,092              $10,058
10/23/01                        $10,140              $10,174
10/24/01                        $10,120              $10,320
10/25/01                        $10,616              $10,349
10/26/01                        $10,340              $10,291
10/27/01                        $10,340              $10,291
10/28/01                        $10,340              $10,291
10/29/01                        $10,088              $10,174
10/30/01                        $ 9,756              $10,015
10/31/01                        $ 9,864              $ 9,855
 11/1/01                        $10,104              $ 9,942
 11/2/01                        $10,000              $ 9,942
 11/3/01                        $10,000              $ 9,942
 11/4/01                        $10,000              $ 9,942
 11/5/01                        $10,084              $ 9,927
 11/6/01                        $10,160              $10,073
 11/7/01                        $ 9,660              $ 9,782
 11/8/01                        $ 9,860              $ 9,942
 11/9/01                        $ 9,612              $ 9,942
11/10/01                        $ 9,612              $ 9,942
11/11/01                        $ 9,612              $ 9,942
11/12/01                        $ 9,552              $ 9,680
11/13/01                        $ 9,680              $ 9,549
11/14/01                        $ 9,660              $ 9,608
11/15/01                        $ 9,788              $ 9,811
11/16/01                        $ 9,744              $ 9,913
11/17/01                        $ 9,744              $ 9,913
11/18/01                        $ 9,744              $ 9,913
11/19/01                        $ 9,836              $10,044
11/20/01                        $ 9,860              $10,000
11/21/01                        $ 9,884              $ 9,985
11/22/01                        $ 9,884              $ 9,985
11/23/01                        $ 9,992              $ 9,913
11/24/01                        $ 9,992              $ 9,913
11/25/01                        $ 9,992              $ 9,913
11/26/01                        $10,232              $10,218
11/27/01                        $ 9,932              $10,131
11/28/01                        $ 9,792              $ 9,913
11/29/01                        $ 9,724              $ 9,826
11/30/01                        $ 9,760              $ 9,884
 12/1/01                        $ 9,760              $ 9,884
 12/2/01                        $ 9,760              $ 9,884
 12/3/01                        $ 9,416              $ 9,622
 12/4/01                        $ 9,536              $ 9,578
 12/5/01                        $10,044              $ 9,811
 12/6/01                        $ 9,740              $ 9,753
 12/7/01                        $ 9,564              $ 9,695
 12/8/01                        $ 9,564              $ 9,695
 12/9/01                        $ 9,564              $ 9,695
12/10/01                        $ 9,144              $ 9,404
12/11/01                        $ 9,260              $ 9,346
12/12/01                        $ 9,268              $ 9,578
12/13/01                        $ 8,972              $ 9,288
12/14/01                        $ 8,948              $ 9,142
12/15/01                        $ 8,948              $ 9,142
12/16/01                        $ 8,948              $ 9,142
12/17/01                        $ 8,876              $ 8,983
12/18/01                        $ 8,800              $ 9,012
12/19/01                        $ 8,216              $ 9,099
12/20/01                        $ 8,900              $ 9,186
12/21/01                        $ 8,908              $ 9,026
12/22/01                        $ 8,908              $ 9,026
12/23/01                        $ 8,908              $ 9,026
12/24/01                        $ 8,668              $ 9,026
12/25/01                        $ 8,668              $ 9,026
12/26/01                        $ 8,572              $ 8,837
12/27/01                        $ 8,596              $ 8,953
12/28/01                        $ 8,884              $ 9,172
12/29/01                        $ 8,884              $ 9,172
12/30/01                        $ 8,884              $ 9,172
12/31/01                        $ 8,764              $ 9,142

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12-31-01

--------------------------------------------------------------------------------
                                                    SINCE INCEPTION (10-1-01)
                                                           TO 12-31-01
--------------------------------------------------------------------------------
Large-Cap Japan Fund                                         -12.36%

Topix 100 Index                                               -8.58%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE TOPIX 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

BANKING FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings-and-loan institutions.

Inception: May 2, 2001

Banking stocks performed well relative to the broader market, as borrowing by U.S. consumers soared to a record amount, spurred by mortgage refinancing and zero-interest auto loans. Consumer credit rose to $1.6 trillion, according to the Federal Reserve. Banks balanced the favorable lending environment--stimulated by the Fed's 11 rate cuts--with weakening credit quality. JP Morgan Chase reported exposure related to contracts with Enron of $1.1 billion and sued several major insurance companies to seek payment. Banks slowed lending to some industries, such as airlines and textiles, and tightened credit card standards and other types of consumer loans.

[CHART OF CUMULATIVE FUND PERFORMANCE: MAY 2, 2001 - DECEMBER 31, 2001]

                              BANKING FUND            S&P 500 INDEX
                              ------------            -------------
  5/2/01                          $10,000              $10,000
  5/3/01                          $10,024              $ 9,851
  5/4/01                          $10,120              $ 9,994
  5/5/01                          $10,120              $ 9,994
  5/6/01                          $10,120              $ 9,994
  5/7/01                          $10,040              $ 9,969
  5/8/01                          $ 9,944              $ 9,951
  5/9/01                          $ 9,944              $ 9,906
 5/10/01                          $ 9,988              $ 9,903
 5/11/01                          $ 9,860              $ 9,828
 5/12/01                          $ 9,860              $ 9,828
 5/13/01                          $ 9,860              $ 9,828
 5/14/01                          $ 9,944              $ 9,854
 5/15/01                          $10,008              $ 9,858
 5/16/01                          $10,244              $10,139
 5/17/01                          $10,232              $10,166
 5/18/01                          $10,232              $10,194
 5/19/01                          $10,232              $10,194
 5/20/01                          $10,232              $10,194
 5/21/01                          $10,240              $10,358
 5/22/01                          $10,424              $10,331
 5/23/01                          $10,412              $10,171
 5/24/01                          $10,444              $10,203
 5/25/01                          $10,332              $10,083
 5/26/01                          $10,332              $10,083
 5/27/01                          $10,332              $10,083
 5/28/01                          $10,332              $10,083
 5/29/01                          $10,376              $10,004
 5/30/01                          $10,356              $ 9,847
 5/31/01                          $10,448              $ 9,908
  6/1/01                          $10,428              $ 9,947
  6/2/01                          $10,428              $ 9,947
  6/3/01                          $10,428              $ 9,947
  6/4/01                          $10,532              $ 9,997
  6/5/01                          $10,592              $10,127
  6/6/01                          $10,516              $10,021
  6/7/01                          $10,464              $10,075
  6/8/01                          $10,344              $ 9,981
  6/9/01                          $10,344              $ 9,981
 6/10/01                          $10,344              $ 9,981
 6/11/01                          $10,292              $ 9,897
 6/12/01                          $10,260              $ 9,909
 6/13/01                          $10,248              $ 9,796
 6/14/01                          $10,092              $ 9,625
 6/15/01                          $10,096              $ 9,581
 6/16/01                          $10,096              $ 9,581
 6/17/01                          $10,096              $ 9,581
 6/18/01                          $10,160              $ 9,535
 6/19/01                          $10,248              $ 9,567
 6/20/01                          $10,364              $ 9,651
 6/21/01                          $10,648              $ 9,760
 6/22/01                          $10,548              $ 9,668
 6/23/01                          $10,548              $ 9,668
 6/24/01                          $10,548              $ 9,668
 6/25/01                          $10,436              $ 9,615
 6/26/01                          $10,356              $ 9,600
 6/27/01                          $10,368              $ 9,555
 6/28/01                          $10,468              $ 9,675
 6/29/01                          $10,464              $ 9,661
 6/30/01                          $10,464              $ 9,661
  7/1/01                          $10,464              $ 9,661
  7/2/01                          $10,584              $ 9,758
  7/3/01                          $10,548              $ 9,740
  7/4/01                          $10,548              $ 9,740
  7/5/01                          $10,484              $ 9,620
  7/6/01                          $10,288              $ 9,394
  7/7/01                          $10,288              $ 9,394
  7/8/01                          $10,288              $ 9,394
  7/9/01                          $10,328              $ 9,458
 7/10/01                          $10,100              $ 9,322
 7/11/01                          $10,172              $ 9,312
 7/12/01                          $10,364              $ 9,532
 7/13/01                          $10,496              $ 9,592
 7/14/01                          $10,496              $ 9,592
 7/15/01                          $10,496              $ 9,592
 7/16/01                          $10,324              $ 9,487
 7/17/01                          $10,516              $ 9,582
 7/18/01                          $10,612              $ 9,529
 7/19/01                          $10,536              $ 9,587
 7/20/01                          $10,444              $ 9,554
 7/21/01                          $10,444              $ 9,554
 7/22/01                          $10,444              $ 9,554
 7/23/01                          $10,408              $ 9,397
 7/24/01                          $10,336              $ 9,244
 7/25/01                          $10,416              $ 9,393
 7/26/01                          $10,472              $ 9,491
 7/27/01                          $10,568              $ 9,514
 7/28/01                          $10,568              $ 9,514
 7/29/01                          $10,568              $ 9,514
 7/30/01                          $10,560              $ 9,504
 7/31/01                          $10,636              $ 9,557
  8/1/01                          $10,664              $ 9,594
  8/2/01                          $10,716              $ 9,632
  8/3/01                          $10,728              $ 9,581
  8/4/01                          $10,728              $ 9,581
  8/5/01                          $10,728              $ 9,581
  8/6/01                          $10,672              $ 9,472
  8/7/01                          $10,736              $ 9,503
  8/8/01                          $10,688              $ 9,338
  8/9/01                          $10,692              $ 9,337
 8/10/01                          $10,712              $ 9,254
 8/11/01                          $10,712              $ 9,254
 8/12/01                          $10,712              $ 9,254
 8/13/01                          $10,756              $ 9,399
 8/14/01                          $10,728              $ 9,363
 8/15/01                          $10,708              $ 9,295
 8/16/01                          $10,732              $ 9,323
 8/17/01                          $10,640              $ 9,168
 8/18/01                          $10,640              $ 9,168
 8/19/01                          $10,640              $ 9,168
 8/20/01                          $10,724              $ 9,242
 8/21/01                          $10,708              $ 9,131
 8/22/01                          $10,792              $ 9,194
 8/23/01                          $10,720              $ 9,169
 8/24/01                          $10,600              $ 9,349
 8/25/01                          $10,600              $ 9,349
 8/26/01                          $10,600              $ 9,349
 8/27/01                          $10,452              $ 9,304
 8/28/01                          $10,336              $ 9,164
 8/29/01                          $10,140              $ 9,062
 8/30/01                          $10,136              $ 8,908
 8/31/01                          $10,204              $ 8,944
  9/1/01                          $10,204              $ 8,944
  9/2/01                          $10,204              $ 8,944
  9/3/01                          $10,204              $ 8,944
  9/4/01                          $10,212              $ 8,939
  9/5/01                          $10,112              $ 8,929
  9/6/01                          $ 9,912              $ 8,729
  9/7/01                          $ 9,724              $ 8,567
  9/8/01                          $ 9,724              $ 8,567
  9/9/01                          $ 9,724              $ 8,567
 9/10/01                          $ 9,704              $ 8,620
 9/11/01                          $ 9,704              $ 8,620
 9/12/01                          $ 9,704              $ 8,620
 9/13/01                          $ 9,704              $ 8,620
 9/14/01                          $ 9,704              $ 8,620
 9/15/01                          $ 9,704              $ 8,620
 9/16/01                          $ 9,704              $ 8,620
 9/17/01                          $ 9,296              $ 8,196
 9/18/01                          $ 9,352              $ 8,148
 9/19/01                          $ 9,228              $ 8,017
 9/20/01                          $ 8,900              $ 7,768
 9/21/01                          $ 8,712              $ 7,620
 9/22/01                          $ 8,712              $ 7,620
 9/23/01                          $ 8,712              $ 7,620
 9/24/01                          $ 9,144              $ 7,917
 9/25/01                          $ 9,268              $ 7,987
 9/26/01                          $ 9,280              $ 7,946
 9/27/01                          $ 9,464              $ 8,037
 9/28/01                          $ 9,676              $ 8,213
 9/29/01                          $ 9,676              $ 8,213
 9/30/01                          $ 9,676              $ 8,213
 10/1/01                          $ 9,648              $ 8,194
 10/2/01                          $ 9,760              $ 8,295
 10/3/01                          $ 9,796              $ 8,460
 10/4/01                          $ 9,584              $ 8,439
 10/5/01                          $ 9,132              $ 8,453
 10/6/01                          $ 9,132              $ 8,453
 10/7/01                          $ 9,132              $ 8,453
 10/8/01                          $ 8,804              $ 8,383
 10/9/01                          $ 8,804              $ 8,338
10/10/01                          $ 8,968              $ 8,529
10/11/01                          $ 9,016              $ 8,659
10/12/01                          $ 8,848              $ 8,613
10/13/01                          $ 8,848              $ 8,613
10/14/01                          $ 8,848              $ 8,613
10/15/01                          $ 8,936              $ 8,600
10/16/01                          $ 9,108              $ 8,660
10/17/01                          $ 9,020              $ 8,498
10/18/01                          $ 8,968              $ 8,431
10/19/01                          $ 8,952              $ 8,470
10/20/01                          $ 8,952              $ 8,470
10/21/01                          $ 8,952              $ 8,470
10/22/01                          $ 9,152              $ 8,599
10/23/01                          $ 9,216              $ 8,559
10/24/01                          $ 9,312              $ 8,562
10/25/01                          $ 9,464              $ 8,680
10/26/01                          $ 9,488              $ 8,715
10/27/01                          $ 9,488              $ 8,715
10/28/01                          $ 9,488              $ 8,715
10/29/01                          $ 9,244              $ 8,508
10/30/01                          $ 9,180              $ 8,362
10/31/01                          $ 9,124              $ 8,362
 11/1/01                          $ 9,276              $ 8,554
 11/2/01                          $ 9,292              $ 8,578
 11/3/01                          $ 9,292              $ 8,578
 11/4/01                          $ 9,292              $ 8,578
 11/5/01                          $ 9,484              $ 8,701
 11/6/01                          $ 9,696              $ 8,828
 11/7/01                          $ 9,748              $ 8,804
 11/8/01                          $ 9,780              $ 8,825
 11/9/01                          $ 9,764              $ 8,839
11/10/01                          $ 9,764              $ 8,839
11/11/01                          $ 9,764              $ 8,839
11/12/01                          $ 9,720              $ 8,824
11/13/01                          $ 9,820              $ 8,987
11/14/01                          $ 9,824              $ 9,004
11/15/01                          $ 9,800              $ 9,012
11/16/01                          $ 9,732              $ 8,984
11/17/01                          $ 9,732              $ 8,984
11/18/01                          $ 9,732              $ 8,984
11/19/01                          $ 9,868              $ 9,082
11/20/01                          $ 9,824              $ 9,016
11/21/01                          $ 9,800              $ 8,971
11/22/01                          $ 9,800              $ 8,971
11/23/01                          $ 9,968              $ 9,076
11/24/01                          $ 9,968              $ 9,076
11/25/01                          $ 9,968              $ 9,076
11/26/01                          $10,028              $ 9,132
11/27/01                          $ 9,956              $ 9,070
11/28/01                          $ 9,776              $ 8,904
11/29/01                          $ 9,904              $ 8,996
11/30/01                          $ 9,812              $ 8,990
 12/1/01                          $ 9,812              $ 8,990
 12/2/01                          $ 9,812              $ 8,990
 12/3/01                          $ 9,708              $ 8,915
 12/4/01                          $ 9,852              $ 9,032
 12/5/01                          $10,004              $ 9,234
 12/6/01                          $10,124              $ 9,208
 12/7/01                          $10,116              $ 9,139
 12/8/01                          $10,116              $ 9,139
 12/9/01                          $10,116              $ 9,139
12/10/01                          $10,000              $ 8,994
12/11/01                          $10,000              $ 8,969
12/12/01                          $10,012              $ 8,971
12/13/01                          $ 9,864              $ 8,832
12/14/01                          $ 9,812              $ 8,861
12/15/01                          $ 9,812              $ 8,861
12/16/01                          $ 9,812              $ 8,861
12/17/01                          $ 9,904              $ 8,950
12/18/01                          $10,008              $ 9,018
12/19/01                          $10,112              $ 9,070
12/20/01                          $10,096              $ 8,994
12/21/01                          $10,016              $ 9,033
12/22/01                          $10,016              $ 9,033
12/23/01                          $10,016              $ 9,033
12/24/01                          $10,024              $ 9,031
12/25/01                          $10,024              $ 9,031
12/26/01                          $10,036              $ 9,069
12/27/01                          $10,068              $ 9,130
12/28/01                          $10,152              $ 9,160
12/29/01                          $10,152              $ 9,160
12/30/01                          $10,152              $ 9,160
12/31/01                          $10,084              $ 9,058

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12-31-01

--------------------------------------------------------------------------------
                                                    SINCE INCEPTION (5-2-01)
                                                           TO 12-31-01
--------------------------------------------------------------------------------
BANKING FUND                                                   0.84%

S&P 500 INDEX                                                 -9.42%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

BASIC MATERIALS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in the mining, manufacture or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

Inception: May 2, 2001

Chemical companies struggled during 2001, as softening demand in key markets led to reduced sales and pricing power. Additionally, industrial capacity utilization rates were near historical lows, negatively impacting profitability. Dow Chemical, the largest U.S. chemical maker, indicated that profits were hurt by lower sales and declining plastics and chemicals prices. A sharp and sustained drop in consumer confidence and economic activity could postpone the pulp and paper upcycle that was building before September 11. This could temporarily pressure wood products prices. But low interest rates should help to offset the damage from the economy by helping support demand in the new housing and repair/remodeling market.

[CHART OF CUMULATIVE FUND PERFORMANCE: MAY 2, 2001 - DECEMBER 31, 2001]

                                BASIC MATERIALS FUND    S&P 500 INDEX
                                --------------------    -------------
  5/2/01                             $10,000              $10,000
  5/3/01                             $ 9,904              $ 9,851
  5/4/01                             $10,080              $ 9,994
  5/5/01                             $10,080              $ 9,994
  5/6/01                             $10,080              $ 9,994
  5/7/01                             $10,004              $ 9,969
  5/8/01                             $10,024              $ 9,951
  5/9/01                             $10,136              $ 9,906
 5/10/01                             $10,240              $ 9,903
 5/11/01                             $10,104              $ 9,828
 5/12/01                             $10,104              $ 9,828
 5/13/01                             $10,104              $ 9,828
 5/14/01                             $10,188              $ 9,854
 5/15/01                             $10,288              $ 9,858
 5/16/01                             $10,744              $10,139
 5/17/01                             $10,832              $10,166
 5/18/01                             $10,804              $10,194
 5/19/01                             $10,804              $10,194
 5/20/01                             $10,804              $10,194
 5/21/01                             $10,864              $10,358
 5/22/01                             $10,692              $10,331
 5/23/01                             $10,536              $10,171
 5/24/01                             $10,312              $10,203
 5/25/01                             $10,308              $10,083
 5/26/01                             $10,308              $10,083
 5/27/01                             $10,308              $10,083
 5/28/01                             $10,308              $10,083
 5/29/01                             $10,392              $10,004
 5/30/01                             $10,220              $ 9,847
 5/31/01                             $10,304              $ 9,908
  6/1/01                             $10,324              $ 9,947
  6/2/01                             $10,324              $ 9,947
  6/3/01                             $10,324              $ 9,947
  6/4/01                             $10,384              $ 9,997
  6/5/01                             $10,508              $10,127
  6/6/01                             $10,384              $10,021
  6/7/01                             $10,404              $10,075
  6/8/01                             $10,356              $ 9,981
  6/9/01                             $10,356              $ 9,981
 6/10/01                             $10,356              $ 9,981
 6/11/01                             $10,236              $ 9,897
 6/12/01                             $10,188              $ 9,909
 6/13/01                             $10,208              $ 9,796
 6/14/01                             $ 9,988              $ 9,625
 6/15/01                             $ 9,916              $ 9,581
 6/16/01                             $ 9,916              $ 9,581
 6/17/01                             $ 9,916              $ 9,581
 6/18/01                             $ 9,864              $ 9,535
 6/19/01                             $ 9,896              $ 9,567
 6/20/01                             $ 9,928              $ 9,651
 6/21/01                             $ 9,932              $ 9,760
 6/22/01                             $ 9,788              $ 9,668
 6/23/01                             $ 9,788              $ 9,668
 6/24/01                             $ 9,788              $ 9,668
 6/25/01                             $ 9,648              $ 9,615
 6/26/01                             $ 9,716              $ 9,600
 6/27/01                             $ 9,764              $ 9,555
 6/28/01                             $ 9,788              $ 9,675
 6/29/01                             $ 9,840              $ 9,661
 6/30/01                             $ 9,840              $ 9,661
  7/1/01                             $ 9,840              $ 9,661
  7/2/01                             $ 9,916              $ 9,758
  7/3/01                             $ 9,864              $ 9,740
  7/4/01                             $ 9,864              $ 9,740
  7/5/01                             $ 9,896              $ 9,620
  7/6/01                             $ 9,752              $ 9,394
  7/7/01                             $ 9,752              $ 9,394
  7/8/01                             $ 9,752              $ 9,394
  7/9/01                             $ 9,824              $ 9,458
 7/10/01                             $ 9,784              $ 9,322
 7/11/01                             $ 9,808              $ 9,312
 7/12/01                             $ 9,988              $ 9,532
 7/13/01                             $ 9,988              $ 9,592
 7/14/01                             $ 9,988              $ 9,592
 7/15/01                             $ 9,988              $ 9,592
 7/16/01                             $ 9,824              $ 9,487
 7/17/01                             $ 9,816              $ 9,582
 7/18/01                             $ 9,956              $ 9,529
 7/19/01                             $10,000              $ 9,587
 7/20/01                             $ 9,936              $ 9,554
 7/21/01                             $ 9,936              $ 9,554
 7/22/01                             $ 9,936              $ 9,554
 7/23/01                             $ 9,772              $ 9,397
 7/24/01                             $ 9,496              $ 9,244
 7/25/01                             $ 9,676              $ 9,393
 7/26/01                             $ 9,724              $ 9,491
 7/27/01                             $ 9,660              $ 9,514
 7/28/01                             $ 9,660              $ 9,514
 7/29/01                             $ 9,660              $ 9,514
 7/30/01                             $ 9,640              $ 9,504
 7/31/01                             $ 9,788              $ 9,557
  8/1/01                             $ 9,724              $ 9,594
  8/2/01                             $ 9,780              $ 9,632
  8/3/01                             $ 9,768              $ 9,581
  8/4/01                             $ 9,768              $ 9,581
  8/5/01                             $ 9,768              $ 9,581
  8/6/01                             $ 9,720              $ 9,472
  8/7/01                             $ 9,688              $ 9,503
  8/8/01                             $ 9,560              $ 9,338
  8/9/01                             $ 9,588              $ 9,337
 8/10/01                             $ 9,708              $ 9,254
 8/11/01                             $ 9,708              $ 9,254
 8/12/01                             $ 9,708              $ 9,254
 8/13/01                             $ 9,740              $ 9,399
 8/14/01                             $ 9,772              $ 9,363
 8/15/01                             $ 9,752              $ 9,295
 8/16/01                             $ 9,732              $ 9,323
 8/17/01                             $ 9,712              $ 9,168
 8/18/01                             $ 9,712              $ 9,168
 8/19/01                             $ 9,712              $ 9,168
 8/20/01                             $ 9,708              $ 9,242
 8/21/01                             $ 9,720              $ 9,131
 8/22/01                             $ 9,740              $ 9,194
 8/23/01                             $ 9,764              $ 9,169
 8/24/01                             $ 9,964              $ 9,349
 8/25/01                             $ 9,964              $ 9,349
 8/26/01                             $ 9,964              $ 9,349
 8/27/01                             $ 9,936              $ 9,304
 8/28/01                             $ 9,840              $ 9,164
 8/29/01                             $ 9,784              $ 9,062
 8/30/01                             $ 9,696              $ 8,908
 8/31/01                             $ 9,764              $ 8,944
  9/1/01                             $ 9,764              $ 8,944
  9/2/01                             $ 9,764              $ 8,944
  9/3/01                             $ 9,764              $ 8,944
  9/4/01                             $ 9,884              $ 8,939
  9/5/01                             $ 9,852              $ 8,929
  9/6/01                             $ 9,728              $ 8,729
  9/7/01                             $ 9,448              $ 8,567
  9/8/01                             $ 9,448              $ 8,567
  9/9/01                             $ 9,448              $ 8,567
 9/10/01                             $ 9,292              $ 8,620
 9/11/01                             $ 9,292              $ 8,620
 9/12/01                             $ 9,292              $ 8,620
 9/13/01                             $ 9,292              $ 8,620
 9/14/01                             $ 9,292              $ 8,620
 9/15/01                             $ 9,292              $ 8,620
 9/16/01                             $ 9,292              $ 8,620
 9/17/01                             $ 8,548              $ 8,196
 9/18/01                             $ 8,596              $ 8,148
 9/19/01                             $ 8,464              $ 8,017
 9/20/01                             $ 8,140              $ 7,768
 9/21/01                             $ 7,992              $ 7,620
 9/22/01                             $ 7,992              $ 7,620
 9/23/01                             $ 7,992              $ 7,620
 9/24/01                             $ 8,332              $ 7,917
 9/25/01                             $ 8,328              $ 7,987
 9/26/01                             $ 8,280              $ 7,946
 9/27/01                             $ 8,416              $ 8,037
 9/28/01                             $ 8,668              $ 8,213
 9/29/01                             $ 8,668              $ 8,213
 9/30/01                             $ 8,668              $ 8,213
 10/1/01                             $ 8,608              $ 8,194
 10/2/01                             $ 8,672              $ 8,295
 10/3/01                             $ 8,700              $ 8,460
 10/4/01                             $ 8,624              $ 8,439
 10/5/01                             $ 8,720              $ 8,453
 10/6/01                             $ 8,720              $ 8,453
 10/7/01                             $ 8,720              $ 8,453
 10/8/01                             $ 8,524              $ 8,383
 10/9/01                             $ 8,620              $ 8,338
10/10/01                             $ 8,828              $ 8,529
10/11/01                             $ 9,104              $ 8,659
10/12/01                             $ 9,036              $ 8,613
10/13/01                             $ 9,036              $ 8,613
10/14/01                             $ 9,036              $ 8,613
10/15/01                             $ 8,988              $ 8,600
10/16/01                             $ 9,088              $ 8,660
10/17/01                             $ 8,944              $ 8,498
10/18/01                             $ 8,872              $ 8,431
10/19/01                             $ 8,832              $ 8,470
10/20/01                             $ 8,832              $ 8,470
10/21/01                             $ 8,832              $ 8,470
10/22/01                             $ 9,072              $ 8,599
10/23/01                             $ 9,088              $ 8,559
10/24/01                             $ 9,052              $ 8,562
10/25/01                             $ 9,096              $ 8,680
10/26/01                             $ 9,188              $ 8,715
10/27/01                             $ 9,188              $ 8,715
10/28/01                             $ 9,188              $ 8,715
10/29/01                             $ 9,048              $ 8,508
10/30/01                             $ 8,936              $ 8,362
10/31/01                             $ 8,868              $ 8,362
 11/1/01                             $ 9,036              $ 8,554
 11/2/01                             $ 9,144              $ 8,578
 11/3/01                             $ 9,144              $ 8,578
 11/4/01                             $ 9,144              $ 8,578
 11/5/01                             $ 9,172              $ 8,701
 11/6/01                             $ 9,292              $ 8,828
 11/7/01                             $ 9,324              $ 8,804
 11/8/01                             $ 9,292              $ 8,825
 11/9/01                             $ 9,332              $ 8,839
11/10/01                             $ 9,332              $ 8,839
11/11/01                             $ 9,332              $ 8,839
11/12/01                             $ 9,244              $ 8,824
11/13/01                             $ 9,468              $ 8,987
11/14/01                             $ 9,624              $ 9,004
11/15/01                             $ 9,700              $ 9,012
11/16/01                             $ 9,664              $ 8,984
11/17/01                             $ 9,664              $ 8,984
11/18/01                             $ 9,664              $ 8,984
11/19/01                             $ 9,800              $ 9,082
11/20/01                             $ 9,764              $ 9,016
11/21/01                             $ 9,688              $ 8,971
11/22/01                             $ 9,688              $ 8,971
11/23/01                             $ 9,832              $ 9,076
11/24/01                             $ 9,832              $ 9,076
11/25/01                             $ 9,832              $ 9,076
11/26/01                             $ 9,776              $ 9,132
11/27/01                             $ 9,796              $ 9,070
11/28/01                             $ 9,728              $ 8,904
11/29/01                             $ 9,700              $ 8,996
11/30/01                             $ 9,820              $ 8,990
 12/1/01                             $ 9,820              $ 8,990
 12/2/01                             $ 9,820              $ 8,990
 12/3/01                             $ 9,696              $ 8,915
 12/4/01                             $ 9,788              $ 9,032
 12/5/01                             $10,076              $ 9,234
 12/6/01                             $10,056              $ 9,208
 12/7/01                             $ 9,876              $ 9,139
 12/8/01                             $ 9,876              $ 9,139
 12/9/01                             $ 9,876              $ 9,139
12/10/01                             $ 9,708              $ 8,994
12/11/01                             $ 9,756              $ 8,969
12/12/01                             $ 9,696              $ 8,971
12/13/01                             $ 9,520              $ 8,832
12/14/01                             $ 9,548              $ 8,861
12/15/01                             $ 9,548              $ 8,861
12/16/01                             $ 9,548              $ 8,861
12/17/01                             $ 9,608              $ 8,950
12/18/01                             $ 9,860              $ 9,018
12/19/01                             $ 9,684              $ 9,070
12/20/01                             $ 9,656              $ 8,994
12/21/01                             $ 9,528              $ 9,033
12/22/01                             $ 9,528              $ 9,033
12/23/01                             $ 9,528              $ 9,033
12/24/01                             $ 9,608              $ 9,031
12/25/01                             $ 9,608              $ 9,031
12/26/01                             $ 9,620              $ 9,069
12/27/01                             $ 9,664              $ 9,130
12/28/01                             $ 9,716              $ 9,160
12/29/01                             $ 9,716              $ 9,160
12/30/01                             $ 9,716              $ 9,160
12/31/01                             $ 9,684              $ 9,058

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12-31-01

--------------------------------------------------------------------------------
                                                    SINCE INCEPTION (5-2-01)
                                                           TO 12-31-01
--------------------------------------------------------------------------------
BASIC MATERIALS FUND                                          -3.16%

S&P 500 INDEX                                                 -9.42%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

BIOTECHNOLOGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or the biological engineering and in the design, manufacture or sale of related biotechnology products or services.

Inception: May 2, 2001

During 2001, biotechnology stocks endured the first drop in four years. Although biotech companies reported a number of FDA approvals and steady clinical progress of investigational drug candidates, the sector was stung by a number of disappointing FDA reviews--most notably its refusal to review the application for ImClone Systems Inc.'s Erbitux cancer treatment. Another industry concern has been the FDA's slowdown of drug approvals. In December, top fund holding Amgen made a bid to acquire Immunex (also a fund holding) for $16.8 billion in cash and stock.

[CHART OF CUMULATIVE FUND PERFORMANCE: MAY 2, 2001 - DECEMBER 31, 2001]

                        BIOTECHNOLOGY FUND     S&P 500 INDEX
                        ------------------     -------------
  5/2/01                    $10,000              $10,000
  5/3/01                    $ 9,592              $ 9,851
  5/4/01                    $ 9,968              $ 9,994
  5/5/01                    $ 9,968              $ 9,994
  5/6/01                    $ 9,968              $ 9,994
  5/7/01                    $ 9,932              $ 9,969
  5/8/01                    $10,032              $ 9,951
  5/9/01                    $10,032              $ 9,906
 5/10/01                    $ 9,836              $ 9,903
 5/11/01                    $ 9,780              $ 9,828
 5/12/01                    $ 9,780              $ 9,828
 5/13/01                    $ 9,780              $ 9,828
 5/14/01                    $ 9,580              $ 9,854
 5/15/01                    $ 9,504              $ 9,858
 5/16/01                    $10,052              $10,139
 5/17/01                    $10,524              $10,166
 5/18/01                    $10,552              $10,194
 5/19/01                    $10,552              $10,194
 5/20/01                    $10,552              $10,194
 5/21/01                    $11,052              $10,358
 5/22/01                    $10,992              $10,331
 5/23/01                    $10,452              $10,171
 5/24/01                    $10,876              $10,203
 5/25/01                    $10,760              $10,083
 5/26/01                    $10,760              $10,083
 5/27/01                    $10,760              $10,083
 5/28/01                    $10,760              $10,083
 5/29/01                    $10,660              $10,004
 5/30/01                    $10,364              $ 9,847
 5/31/01                    $10,564              $ 9,908
  6/1/01                    $10,920              $ 9,947
  6/2/01                    $10,920              $ 9,947
  6/3/01                    $10,920              $ 9,947
  6/4/01                    $11,224              $ 9,997
  6/5/01                    $11,676              $10,127
  6/6/01                    $11,412              $10,021
  6/7/01                    $11,376              $10,075
  6/8/01                    $11,168              $ 9,981
  6/9/01                    $11,168              $ 9,981
 6/10/01                    $11,168              $ 9,981
 6/11/01                    $10,816              $ 9,897
 6/12/01                    $10,704              $ 9,909
 6/13/01                    $10,760              $ 9,796
 6/14/01                    $10,528              $ 9,625
 6/15/01                    $10,720              $ 9,581
 6/16/01                    $10,720              $ 9,581
 6/17/01                    $10,720              $ 9,581
 6/18/01                    $10,584              $ 9,535
 6/19/01                    $10,532              $ 9,567
 6/20/01                    $10,972              $ 9,651
 6/21/01                    $11,104              $ 9,760
 6/22/01                    $10,768              $ 9,668
 6/23/01                    $10,768              $ 9,668
 6/24/01                    $10,768              $ 9,668
 6/25/01                    $10,452              $ 9,615
 6/26/01                    $10,408              $ 9,600
 6/27/01                    $10,456              $ 9,555
 6/28/01                    $10,696              $ 9,675
 6/29/01                    $10,828              $ 9,661
 6/30/01                    $10,828              $ 9,661
  7/1/01                    $10,828              $ 9,661
  7/2/01                    $10,692              $ 9,758
  7/3/01                    $10,700              $ 9,740
  7/4/01                    $10,700              $ 9,740
  7/5/01                    $10,248              $ 9,620
  7/6/01                    $ 9,972              $ 9,394
  7/7/01                    $ 9,972              $ 9,394
  7/8/01                    $ 9,972              $ 9,394
  7/9/01                    $10,124              $ 9,458
 7/10/01                    $ 9,664              $ 9,322
 7/11/01                    $ 9,584              $ 9,312
 7/12/01                    $ 9,388              $ 9,532
 7/13/01                    $ 9,612              $ 9,592
 7/14/01                    $ 9,612              $ 9,592
 7/15/01                    $ 9,612              $ 9,592
 7/16/01                    $ 9,104              $ 9,487
 7/17/01                    $ 9,324              $ 9,582
 7/18/01                    $ 9,540              $ 9,529
 7/19/01                    $ 9,496              $ 9,587
 7/20/01                    $ 9,672              $ 9,554
 7/21/01                    $ 9,672              $ 9,554
 7/22/01                    $ 9,672              $ 9,554
 7/23/01                    $ 9,428              $ 9,397
 7/24/01                    $ 9,072              $ 9,244
 7/25/01                    $ 9,288              $ 9,393
 7/26/01                    $ 9,464              $ 9,491
 7/27/01                    $ 9,680              $ 9,514
 7/28/01                    $ 9,680              $ 9,514
 7/29/01                    $ 9,680              $ 9,514
 7/30/01                    $ 9,516              $ 9,504
 7/31/01                    $ 9,588              $ 9,557
  8/1/01                    $ 9,576              $ 9,594
  8/2/01                    $ 9,476              $ 9,632
  8/3/01                    $ 9,524              $ 9,581
  8/4/01                    $ 9,524              $ 9,581
  8/5/01                    $ 9,524              $ 9,581
  8/6/01                    $ 9,468              $ 9,472
  8/7/01                    $ 9,404              $ 9,503
  8/8/01                    $ 9,136              $ 9,338
  8/9/01                    $ 9,112              $ 9,337
 8/10/01                    $ 9,156              $ 9,254
 8/11/01                    $ 9,156              $ 9,254
 8/12/01                    $ 9,156              $ 9,254
 8/13/01                    $ 9,488              $ 9,399
 8/14/01                    $ 9,476              $ 9,363
 8/15/01                    $ 9,216              $ 9,295
 8/16/01                    $ 9,288              $ 9,323
 8/17/01                    $ 9,076              $ 9,168
 8/18/01                    $ 9,076              $ 9,168
 8/19/01                    $ 9,076              $ 9,168
 8/20/01                    $ 9,052              $ 9,242
 8/21/01                    $ 8,996              $ 9,131
 8/22/01                    $ 9,344              $ 9,194
 8/23/01                    $ 9,664              $ 9,169
 8/24/01                    $ 9,944              $ 9,349
 8/25/01                    $ 9,944              $ 9,349
 8/26/01                    $ 9,944              $ 9,349
 8/27/01                    $ 9,968              $ 9,304
 8/28/01                    $ 9,716              $ 9,164
 8/29/01                    $ 9,728              $ 9,062
 8/30/01                    $ 9,780              $ 8,908
 8/31/01                    $ 9,664              $ 8,944
  9/1/01                    $ 9,664              $ 8,944
  9/2/01                    $ 9,664              $ 8,944
  9/3/01                    $ 9,664              $ 8,944
  9/4/01                    $ 9,616              $ 8,939
  9/5/01                    $ 9,644              $ 8,929
  9/6/01                    $ 9,476              $ 8,729
  9/7/01                    $ 9,268              $ 8,567
  9/8/01                    $ 9,268              $ 8,567
  9/9/01                    $ 9,268              $ 8,567
 9/10/01                    $ 9,224              $ 8,620
 9/11/01                    $ 9,224              $ 8,620
 9/12/01                    $ 9,224              $ 8,620
 9/13/01                    $ 9,224              $ 8,620
 9/14/01                    $ 9,224              $ 8,620
 9/15/01                    $ 9,224              $ 8,620
 9/16/01                    $ 9,224              $ 8,620
 9/17/01                    $ 8,552              $ 8,196
 9/18/01                    $ 8,168              $ 8,148
 9/19/01                    $ 7,996              $ 8,017
 9/20/01                    $ 8,056              $ 7,768
 9/21/01                    $ 7,688              $ 7,620
 9/22/01                    $ 7,688              $ 7,620
 9/23/01                    $ 7,688              $ 7,620
 9/24/01                    $ 7,696              $ 7,917
 9/25/01                    $ 7,824              $ 7,987
 9/26/01                    $ 7,852              $ 7,946
 9/27/01                    $ 8,300              $ 8,037
 9/28/01                    $ 8,304              $ 8,213
 9/29/01                    $ 8,304              $ 8,213
 9/30/01                    $ 8,304              $ 8,213
 10/1/01                    $ 8,372              $ 8,194
 10/2/01                    $ 8,604              $ 8,295
 10/3/01                    $ 8,864              $ 8,460
 10/4/01                    $ 8,560              $ 8,439
 10/5/01                    $ 8,640              $ 8,453
 10/6/01                    $ 8,640              $ 8,453
 10/7/01                    $ 8,640              $ 8,453
 10/8/01                    $ 8,464              $ 8,383
 10/9/01                    $ 8,524              $ 8,338
10/10/01                    $ 8,888              $ 8,529
10/11/01                    $ 9,304              $ 8,659
10/12/01                    $ 9,236              $ 8,613
10/13/01                    $ 9,236              $ 8,613
10/14/01                    $ 9,236              $ 8,613
10/15/01                    $ 9,420              $ 8,600
10/16/01                    $ 9,444              $ 8,660
10/17/01                    $ 8,948              $ 8,498
10/18/01                    $ 9,084              $ 8,431
10/19/01                    $ 9,264              $ 8,470
10/20/01                    $ 9,264              $ 8,470
10/21/01                    $ 9,264              $ 8,470
10/22/01                    $ 9,528              $ 8,599
10/23/01                    $ 9,412              $ 8,559
10/24/01                    $ 9,524              $ 8,562
10/25/01                    $ 9,836              $ 8,680
10/26/01                    $10,008              $ 8,715
10/27/01                    $10,008              $ 8,715
10/28/01                    $10,008              $ 8,715
10/29/01                    $ 9,668              $ 8,508
10/30/01                    $ 9,480              $ 8,362
10/31/01                    $ 9,588              $ 8,362
 11/1/01                    $ 9,652              $ 8,554
 11/2/01                    $ 9,540              $ 8,578
 11/3/01                    $ 9,540              $ 8,578
 11/4/01                    $ 9,540              $ 8,578
 11/5/01                    $ 9,872              $ 8,701
 11/6/01                    $ 9,984              $ 8,828
 11/7/01                    $ 9,936              $ 8,804
 11/8/01                    $ 9,692              $ 8,825
 11/9/01                    $ 9,520              $ 8,839
11/10/01                    $ 9,520              $ 8,839
11/11/01                    $ 9,520              $ 8,839
11/12/01                    $ 9,528              $ 8,824
11/13/01                    $ 9,904              $ 8,987
11/14/01                    $ 9,828              $ 9,004
11/15/01                    $ 9,836              $ 9,012
11/16/01                    $ 9,824              $ 8,984
11/17/01                    $ 9,824              $ 8,984
11/18/01                    $ 9,824              $ 8,984
11/19/01                    $10,224              $ 9,082
11/20/01                    $ 9,952              $ 9,016
11/21/01                    $10,064              $ 8,971
11/22/01                    $10,064              $ 8,971
11/23/01                    $10,264              $ 9,076
11/24/01                    $10,264              $ 9,076
11/25/01                    $10,264              $ 9,076
11/26/01                    $10,548              $ 9,132
11/27/01                    $10,492              $ 9,070
11/28/01                    $10,160              $ 8,904
11/29/01                    $10,372              $ 8,996
11/30/01                    $10,448              $ 8,990
 12/1/01                    $10,448              $ 8,990
 12/2/01                    $10,448              $ 8,990
 12/3/01                    $10,172              $ 8,915
 12/4/01                    $10,360              $ 9,032
 12/5/01                    $10,552              $ 9,234
 12/6/01                    $10,576              $ 9,208
 12/7/01                    $10,352              $ 9,139
 12/8/01                    $10,352              $ 9,139
 12/9/01                    $10,352              $ 9,139
12/10/01                    $10,028              $ 8,994
12/11/01                    $ 9,956              $ 8,969
12/12/01                    $ 9,772              $ 8,971
12/13/01                    $ 9,824              $ 8,832
12/14/01                    $ 9,728              $ 8,861
12/15/01                    $ 9,728              $ 8,861
12/16/01                    $ 9,728              $ 8,861
12/17/01                    $10,084              $ 8,950
12/18/01                    $10,116              $ 9,018
12/19/01                    $10,000              $ 9,070
12/20/01                    $ 9,852              $ 8,994
12/21/01                    $10,040              $ 9,033
12/22/01                    $10,040              $ 9,033
12/23/01                    $10,040              $ 9,033
12/24/01                    $10,028              $ 9,031
12/25/01                    $10,028              $ 9,031
12/26/01                    $10,132              $ 9,069
12/27/01                    $10,096              $ 9,130
12/28/01                    $10,224              $ 9,160
12/29/01                    $10,224              $ 9,160
12/30/01                    $10,224              $ 9,160
12/31/01                    $ 9,868              $ 9,058

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12-31-01

--------------------------------------------------------------------------------
                                                    SINCE INCEPTION (5-2-01)
                                                           TO 12-31-01
--------------------------------------------------------------------------------
BIOTECHNOLOGY FUND                                            -1.32%

S&P 500 INDEX                                                 -9.42%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

CONSUMER PRODUCTS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

Inception: May 29, 2001

The last quarter of 2001 produced steady gains for stocks in the consumer products sector as investors looked for safety in the slowing economy and difficult market environment. The strong dollar has weakened profits at consumer products companies such as Gillette and Coca-Cola, which rely heavily on international revenues. This has been disappointing since companies in the sector look to international markets for growth. On a positive note, Procter and Gamble did not feel the effects of the recession on its health and cosmetic product lines and the company continued to beat expectations in the last half of the year. Companies in this mature sector will continue to focus on product development and cost cutting to gain market share.

[CHART OF CUMULATIVE FUND PERFORMANCE: MAY 29, 2001 - DECEMBER 31, 2001]

                          CONSUMER PRODUCTS FUND       S&P 500 INDEX
                          ----------------------       -------------
 5/29/01                             $10,000              $10,000
 5/30/01                             $ 9,876              $ 9,844
 5/31/01                             $ 9,860              $ 9,905
  6/1/01                             $ 9,888              $ 9,943
  6/2/01                             $ 9,888              $ 9,943
  6/3/01                             $ 9,888              $ 9,943
  6/4/01                             $ 9,940              $ 9,994
  6/5/01                             $10,024              $10,124
  6/6/01                             $ 9,976              $10,017
  6/7/01                             $ 9,968              $10,071
  6/8/01                             $ 9,892              $ 9,977
  6/9/01                             $ 9,892              $ 9,977
 6/10/01                             $ 9,892              $ 9,977
 6/11/01                             $ 9,804              $ 9,893
 6/12/01                             $ 9,800              $ 9,905
 6/13/01                             $ 9,736              $ 9,792
 6/14/01                             $ 9,592              $ 9,621
 6/15/01                             $ 9,464              $ 9,578
 6/16/01                             $ 9,464              $ 9,578
 6/17/01                             $ 9,464              $ 9,578
 6/18/01                             $ 9,432              $ 9,531
 6/19/01                             $ 9,420              $ 9,564
 6/20/01                             $ 9,500              $ 9,647
 6/21/01                             $ 9,528              $ 9,757
 6/22/01                             $ 9,472              $ 9,664
 6/23/01                             $ 9,472              $ 9,664
 6/24/01                             $ 9,472              $ 9,664
 6/25/01                             $ 9,484              $ 9,611
 6/26/01                             $ 9,512              $ 9,597
 6/27/01                             $ 9,512              $ 9,552
 6/28/01                             $ 9,640              $ 9,671
 6/29/01                             $ 9,604              $ 9,657
 6/30/01                             $ 9,604              $ 9,657
  7/1/01                             $ 9,604              $ 9,657
  7/2/01                             $ 9,704              $ 9,754
  7/3/01                             $ 9,676              $ 9,736
  7/4/01                             $ 9,676              $ 9,736
  7/5/01                             $ 9,588              $ 9,616
  7/6/01                             $ 9,500              $ 9,390
  7/7/01                             $ 9,500              $ 9,390
  7/8/01                             $ 9,500              $ 9,390
  7/9/01                             $ 9,488              $ 9,455
 7/10/01                             $ 9,460              $ 9,319
 7/11/01                             $ 9,512              $ 9,308
 7/12/01                             $ 9,512              $ 9,529
 7/13/01                             $ 9,520              $ 9,588
 7/14/01                             $ 9,520              $ 9,588
 7/15/01                             $ 9,520              $ 9,588
 7/16/01                             $ 9,544              $ 9,484
 7/17/01                             $ 9,656              $ 9,578
 7/18/01                             $ 9,692              $ 9,525
 7/19/01                             $ 9,700              $ 9,583
 7/20/01                             $ 9,696              $ 9,550
 7/21/01                             $ 9,696              $ 9,550
 7/22/01                             $ 9,696              $ 9,550
 7/23/01                             $ 9,564              $ 9,394
 7/24/01                             $ 9,488              $ 9,241
 7/25/01                             $ 9,596              $ 9,389
 7/26/01                             $ 9,608              $ 9,488
 7/27/01                             $ 9,548              $ 9,510
 7/28/01                             $ 9,548              $ 9,510
 7/29/01                             $ 9,548              $ 9,510
 7/30/01                             $ 9,564              $ 9,500
 7/31/01                             $ 9,664              $ 9,553
  8/1/01                             $ 9,616              $ 9,590
  8/2/01                             $ 9,660              $ 9,628
  8/3/01                             $ 9,624              $ 9,578
  8/4/01                             $ 9,624              $ 9,578
  8/5/01                             $ 9,624              $ 9,578
  8/6/01                             $ 9,572              $ 9,468
  8/7/01                             $ 9,612              $ 9,499
  8/8/01                             $ 9,568              $ 9,335
  8/9/01                             $ 9,584              $ 9,334
 8/10/01                             $ 9,628              $ 9,251
 8/11/01                             $ 9,628              $ 9,251
 8/12/01                             $ 9,628              $ 9,251
 8/13/01                             $ 9,652              $ 9,396
 8/14/01                             $ 9,688              $ 9,360
 8/15/01                             $ 9,724              $ 9,291
 8/16/01                             $ 9,808              $ 9,320
 8/17/01                             $ 9,808              $ 9,164
 8/18/01                             $ 9,808              $ 9,164
 8/19/01                             $ 9,808              $ 9,164
 8/20/01                             $ 9,956              $ 9,239
 8/21/01                             $ 9,940              $ 9,127
 8/22/01                             $ 9,992              $ 9,191
 8/23/01                             $10,088              $ 9,165
 8/24/01                             $10,112              $ 9,346
 8/25/01                             $10,112              $ 9,346
 8/26/01                             $10,112              $ 9,346
 8/27/01                             $10,080              $ 9,300
 8/28/01                             $ 9,988              $ 9,161
 8/29/01                             $ 9,936              $ 9,059
 8/30/01                             $10,000              $ 8,905
 8/31/01                             $ 9,968              $ 8,941
  9/1/01                             $ 9,968              $ 8,941
  9/2/01                             $ 9,968              $ 8,941
  9/3/01                             $ 9,968              $ 8,941
  9/4/01                             $10,076              $ 8,935
  9/5/01                             $10,164              $ 8,926
  9/6/01                             $10,060              $ 8,726
  9/7/01                             $ 9,992              $ 8,564
  9/8/01                             $ 9,992              $ 8,564
  9/9/01                             $ 9,992              $ 8,564
 9/10/01                             $10,044              $ 8,617
 9/11/01                             $10,044              $ 8,617
 9/12/01                             $10,044              $ 8,617
 9/13/01                             $10,044              $ 8,617
 9/14/01                             $10,044              $ 8,617
 9/15/01                             $10,044              $ 8,617
 9/16/01                             $10,044              $ 8,617
 9/17/01                             $ 9,976              $ 8,193
 9/18/01                             $ 9,948              $ 8,145
 9/19/01                             $ 9,804              $ 8,014
 9/20/01                             $ 9,580              $ 7,765
 9/21/01                             $ 9,228              $ 7,617
 9/22/01                             $ 9,228              $ 7,617
 9/23/01                             $ 9,228              $ 7,617
 9/24/01                             $ 9,452              $ 7,914
 9/25/01                             $ 9,572              $ 7,984
 9/26/01                             $ 9,512              $ 7,943
 9/27/01                             $ 9,668              $ 8,034
 9/28/01                             $ 9,716              $ 8,210
 9/29/01                             $ 9,716              $ 8,210
 9/30/01                             $ 9,716              $ 8,210
 10/1/01                             $ 9,700              $ 8,191
 10/2/01                             $ 9,752              $ 8,292
 10/3/01                             $ 9,772              $ 8,457
 10/4/01                             $ 9,712              $ 8,436
 10/5/01                             $ 9,792              $ 8,450
 10/6/01                             $ 9,792              $ 8,450
 10/7/01                             $ 9,792              $ 8,450
 10/8/01                             $ 9,760              $ 8,379
 10/9/01                             $ 9,776              $ 8,335
10/10/01                             $ 9,892              $ 8,526
10/11/01                             $ 9,852              $ 8,655
10/12/01                             $ 9,724              $ 8,610
10/13/01                             $ 9,724              $ 8,610
10/14/01                             $ 9,724              $ 8,610
10/15/01                             $ 9,692              $ 8,597
10/16/01                             $ 9,672              $ 8,656
10/17/01                             $ 9,604              $ 8,495
10/18/01                             $ 9,664              $ 8,428
10/19/01                             $ 9,776              $ 8,467
10/20/01                             $ 9,776              $ 8,467
10/21/01                             $ 9,776              $ 8,467
10/22/01                             $ 9,876              $ 8,596
10/23/01                             $ 9,828              $ 8,556
10/24/01                             $ 9,812              $ 8,559
10/25/01                             $ 9,868              $ 8,676
10/26/01                             $ 9,916              $ 8,712
10/27/01                             $ 9,916              $ 8,712
10/28/01                             $ 9,916              $ 8,712
10/29/01                             $ 9,808              $ 8,505
10/30/01                             $ 9,780              $ 8,359
10/31/01                             $ 9,752              $ 8,358
 11/1/01                             $ 9,904              $ 8,550
 11/2/01                             $ 9,960              $ 8,575
 11/3/01                             $ 9,960              $ 8,575
 11/4/01                             $ 9,960              $ 8,575
 11/5/01                             $10,016              $ 8,698
 11/6/01                             $10,080              $ 8,824
 11/7/01                             $10,064              $ 8,800
 11/8/01                             $ 9,956              $ 8,822
 11/9/01                             $ 9,976              $ 8,836
11/10/01                             $ 9,976              $ 8,836
11/11/01                             $ 9,976              $ 8,836
11/12/01                             $ 9,968              $ 8,820
11/13/01                             $10,024              $ 8,984
11/14/01                             $10,100              $ 9,001
11/15/01                             $10,152              $ 9,009
11/16/01                             $10,148              $ 8,981
11/17/01                             $10,148              $ 8,981
11/18/01                             $10,148              $ 8,981
11/19/01                             $10,132              $ 9,078
11/20/01                             $10,100              $ 9,012
11/21/01                             $10,040              $ 8,968
11/22/01                             $10,040              $ 8,968
11/23/01                             $10,096              $ 9,073
11/24/01                             $10,096              $ 9,073
11/25/01                             $10,096              $ 9,073
11/26/01                             $10,064              $ 9,129
11/27/01                             $ 9,944              $ 9,066
11/28/01                             $ 9,892              $ 8,901
11/29/01                             $10,020              $ 8,993
11/30/01                             $10,044              $ 8,987
 12/1/01                             $10,044              $ 8,987
 12/2/01                             $10,044              $ 8,987
 12/3/01                             $10,016              $ 8,912
 12/4/01                             $10,064              $ 9,029
 12/5/01                             $10,096              $ 9,231
 12/6/01                             $10,004              $ 9,205
 12/7/01                             $ 9,964              $ 9,136
 12/8/01                             $ 9,964              $ 9,136
 12/9/01                             $ 9,964              $ 9,136
12/10/01                             $ 9,928              $ 8,991
12/11/01                             $ 9,844              $ 8,966
12/12/01                             $ 9,904              $ 8,968
12/13/01                             $ 9,944              $ 8,829
12/14/01                             $ 9,940              $ 8,858
12/15/01                             $ 9,940              $ 8,858
12/16/01                             $ 9,940              $ 8,858
12/17/01                             $ 9,992              $ 8,947
12/18/01                             $10,060              $ 9,014
12/19/01                             $10,160              $ 9,067
12/20/01                             $10,148              $ 8,991
12/21/01                             $10,208              $ 9,030
12/22/01                             $10,208              $ 9,030
12/23/01                             $10,208              $ 9,030
12/24/01                             $10,200              $ 9,028
12/25/01                             $10,200              $ 9,028
12/26/01                             $10,236              $ 9,065
12/27/01                             $10,256              $ 9,126
12/28/01                             $10,188              $ 9,157
12/29/01                             $10,188              $ 9,157
12/30/01                             $10,188              $ 9,157
12/31/01                             $10,128              $ 9,055

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12-31-01

--------------------------------------------------------------------------------
                                                    SINCE INCEPTION (5-29-01)
                                                           TO 12-31-01
--------------------------------------------------------------------------------
CONSUMER PRODUCTS FUND                                         1.28%

S&P 500 INDEX                                                 -9.45%
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

ELECTRONICS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

Inception: August 3, 2001

Semiconductors continued their free fall throughout the third quarter of 2001, but rebounded strongly in the fourth quarter. Chipmakers continued to suffer poor earnings due largely to excess capacities, but during the course of the year these inventories were greatly slashed. The book-to-bill ratio for capital equipment makers increased to .78 (preliminary estimate) in December, meaning that $78 worth of new orders were received for every $100 of product shipped for the month. The ratio has shown slow and steady improvement since hitting a low in April. This is a good sign for the electronics sector, which is a leading indicator of the technology sector. During 2001, Intel and Advanced Micro Devices unveiled their smallest and fastest-ever chips, enabling more powerful applications. The two chip firms cut the prices of some of their microprocessors by as much as 29%, as they aggressively compete for market share.

[CHART OF CUMULATIVE FUND PERFORMANCE: AUGUST 3, 2001 - DECEMBER 31, 2001]

                            ELECTRONICS FUND       S&P 500 INDEX
                            ----------------       -------------
  8/3/01                        $10,000              $10,000
  8/4/01                        $10,000              $10,000
  8/5/01                        $10,000              $10,000
  8/6/01                        $ 9,836              $ 9,886
  8/7/01                        $ 9,656              $ 9,918
  8/8/01                        $ 9,248              $ 9,746
  8/9/01                        $ 9,252              $ 9,746
 8/10/01                        $ 9,316              $ 9,659
 8/11/01                        $ 9,316              $ 9,659
 8/12/01                        $ 9,316              $ 9,659
 8/13/01                        $ 9,556              $ 9,810
 8/14/01                        $ 9,436              $ 9,773
 8/15/01                        $ 9,092              $ 9,701
 8/16/01                        $ 9,252              $ 9,731
 8/17/01                        $ 8,788              $ 9,569
 8/18/01                        $ 8,788              $ 9,569
 8/19/01                        $ 8,788              $ 9,569
 8/20/01                        $ 8,864              $ 9,647
 8/21/01                        $ 8,508              $ 9,530
 8/22/01                        $ 8,916              $ 9,596
 8/23/01                        $ 8,896              $ 9,570
 8/24/01                        $ 9,408              $ 9,758
 8/25/01                        $ 9,408              $ 9,758
 8/26/01                        $ 9,408              $ 9,758
 8/27/01                        $ 9,524              $ 9,711
 8/28/01                        $ 9,248              $ 9,565
 8/29/01                        $ 8,968              $ 9,458
 8/30/01                        $ 8,716              $ 9,298
 8/31/01                        $ 8,824              $ 9,335
  9/1/01                        $ 8,824              $ 9,335
  9/2/01                        $ 8,824              $ 9,335
  9/3/01                        $ 8,824              $ 9,335
  9/4/01                        $ 8,544              $ 9,330
  9/5/01                        $ 8,388              $ 9,320
  9/6/01                        $ 7,888              $ 9,111
  9/7/01                        $ 7,920              $ 8,941
  9/8/01                        $ 7,920              $ 8,941
  9/9/01                        $ 7,920              $ 8,941
 9/10/01                        $ 7,880              $ 8,997
 9/11/01                        $ 7,880              $ 8,997
 9/12/01                        $ 7,880              $ 8,997
 9/13/01                        $ 7,880              $ 8,997
 9/14/01                        $ 7,880              $ 8,997
 9/15/01                        $ 7,880              $ 8,997
 9/16/01                        $ 7,880              $ 8,997
 9/17/01                        $ 7,204              $ 8,554
 9/18/01                        $ 6,776              $ 8,505
 9/19/01                        $ 6,576              $ 8,368
 9/20/01                        $ 6,164              $ 8,108
 9/21/01                        $ 6,004              $ 7,953
 9/22/01                        $ 6,004              $ 7,953
 9/23/01                        $ 6,004              $ 7,953
 9/24/01                        $ 6,384              $ 8,263
 9/25/01                        $ 6,428              $ 8,336
 9/26/01                        $ 6,060              $ 8,293
 9/27/01                        $ 5,892              $ 8,388
 9/28/01                        $ 6,068              $ 8,572
 9/29/01                        $ 6,068              $ 8,572
 9/30/01                        $ 6,068              $ 8,572
 10/1/01                        $ 5,896              $ 8,552
 10/2/01                        $ 5,820              $ 8,658
 10/3/01                        $ 6,348              $ 8,830
 10/4/01                        $ 6,656              $ 8,808
 10/5/01                        $ 6,740              $ 8,823
 10/6/01                        $ 6,740              $ 8,823
 10/7/01                        $ 6,740              $ 8,823
 10/8/01                        $ 6,996              $ 8,749
 10/9/01                        $ 6,648              $ 8,702
10/10/01                        $ 7,060              $ 8,902
10/11/01                        $ 7,680              $ 9,037
10/12/01                        $ 7,704              $ 8,990
10/13/01                        $ 7,704              $ 8,990
10/14/01                        $ 7,704              $ 8,990
10/15/01                        $ 7,376              $ 8,976
10/16/01                        $ 7,584              $ 9,038
10/17/01                        $ 7,148              $ 8,870
10/18/01                        $ 6,992              $ 8,800
10/19/01                        $ 7,056              $ 8,840
10/20/01                        $ 7,056              $ 8,840
10/21/01                        $ 7,056              $ 8,840
10/22/01                        $ 7,396              $ 8,975
10/23/01                        $ 7,320              $ 8,933
10/24/01                        $ 7,592              $ 8,937
10/25/01                        $ 7,912              $ 9,059
10/26/01                        $ 7,848              $ 9,096
10/27/01                        $ 7,848              $ 9,096
10/28/01                        $ 7,848              $ 9,096
10/29/01                        $ 7,364              $ 8,880
10/30/01                        $ 7,056              $ 8,727
10/31/01                        $ 7,312              $ 8,727
 11/1/01                        $ 7,788              $ 8,928
 11/2/01                        $ 7,860              $ 8,953
 11/3/01                        $ 7,860              $ 8,953
 11/4/01                        $ 7,860              $ 8,953
 11/5/01                        $ 8,108              $ 9,082
 11/6/01                        $ 8,388              $ 9,214
 11/7/01                        $ 8,372              $ 9,189
 11/8/01                        $ 8,228              $ 9,211
 11/9/01                        $ 8,240              $ 9,226
11/10/01                        $ 8,240              $ 9,226
11/11/01                        $ 8,240              $ 9,226
11/12/01                        $ 8,412              $ 9,209
11/13/01                        $ 8,776              $ 9,380
11/14/01                        $ 8,776              $ 9,398
11/15/01                        $ 8,680              $ 9,406
11/16/01                        $ 8,676              $ 9,377
11/17/01                        $ 8,676              $ 9,377
11/18/01                        $ 8,676              $ 9,377
11/19/01                        $ 8,620              $ 9,479
11/20/01                        $ 8,136              $ 9,410
11/21/01                        $ 8,244              $ 9,363
11/22/01                        $ 8,244              $ 9,363
11/23/01                        $ 8,368              $ 9,473
11/24/01                        $ 8,368              $ 9,473
11/25/01                        $ 8,368              $ 9,473
11/26/01                        $ 8,696              $ 9,531
11/27/01                        $ 8,688              $ 9,466
11/28/01                        $ 8,300              $ 9,293
11/29/01                        $ 8,548              $ 9,390
11/30/01                        $ 8,432              $ 9,383
 12/1/01                        $ 8,432              $ 9,383
 12/2/01                        $ 8,432              $ 9,383
 12/3/01                        $ 8,308              $ 9,305
 12/4/01                        $ 8,744              $ 9,427
 12/5/01                        $ 9,400              $ 9,638
 12/6/01                        $ 9,340              $ 9,611
 12/7/01                        $ 9,068              $ 9,539
 12/8/01                        $ 9,068              $ 9,539
 12/9/01                        $ 9,068              $ 9,539
12/10/01                        $ 8,856              $ 9,387
12/11/01                        $ 8,952              $ 9,361
12/12/01                        $ 9,080              $ 9,364
12/13/01                        $ 8,496              $ 9,218
12/14/01                        $ 8,660              $ 9,248
12/15/01                        $ 8,660              $ 9,248
12/16/01                        $ 8,660              $ 9,248
12/17/01                        $ 8,820              $ 9,341
12/18/01                        $ 8,876              $ 9,412
12/19/01                        $ 8,448              $ 9,467
12/20/01                        $ 8,032              $ 9,387
12/21/01                        $ 8,180              $ 9,428
12/22/01                        $ 8,180              $ 9,428
12/23/01                        $ 8,180              $ 9,428
12/24/01                        $ 8,104              $ 9,426
12/25/01                        $ 8,104              $ 9,426
12/26/01                        $ 8,212              $ 9,465
12/27/01                        $ 8,368              $ 9,529
12/28/01                        $ 8,456              $ 9,561
12/29/01                        $ 8,456              $ 9,561
12/30/01                        $ 8,456              $ 9,561
12/31/01                        $ 8,256              $ 9,455

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12-31-01

--------------------------------------------------------------------------------
                                                    SINCE INCEPTION (8-3-01)
                                                           TO 12-31-01
--------------------------------------------------------------------------------
ELECTRONICS FUND                                             -17.44%

S&P 500 INDEX                                                 -5.45%
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

ENERGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production and development of oil, gas, coal and alternative sources of energy.

Inception: May 29, 2001

After enjoying record profits in 2000 and first quarter 2001 due to oil prices that reached highs of more than $35 a barrel, oil stocks were down in 2001 as the price of oil declined to as low as $17 a barrel during the year. The reason for low oil prices: lack of demand due to U.S. and global economic deceleration and a relatively mild winter. Demand is rising at its slowest rate since 1984. To support the price of oil, OPEC ministers agreed to cut oil output four times during the year. But disregard for output targets undermined OPEC's attempts at boosting the price of oil. During the last quarter of 2001, Chevron purchased Texaco to form the world's fourth largest publicly owned oil company.

[CHART OF CUMULATIVE FUND PERFORMANCE: MAY 29, 2001 - DECEMBER 31, 2001]

                            ENERGY FUND        S&P 500 INDEX
                            -----------        -------------
 5/29/01                     $10,000              $10,000
 5/30/01                     $ 9,968              $ 9,844
 5/31/01                     $ 9,984              $ 9,905
  6/1/01                     $ 9,968              $ 9,943
  6/2/01                     $ 9,968              $ 9,943
  6/3/01                     $ 9,968              $ 9,943
  6/4/01                     $10,132              $ 9,994
  6/5/01                     $10,148              $10,124
  6/6/01                     $ 9,872              $10,017
  6/7/01                     $ 9,808              $10,071
  6/8/01                     $ 9,844              $ 9,977
  6/9/01                     $ 9,844              $ 9,977
 6/10/01                     $ 9,844              $ 9,977
 6/11/01                     $ 9,852              $ 9,893
 6/12/01                     $ 9,920              $ 9,905
 6/13/01                     $ 9,836              $ 9,792
 6/14/01                     $ 9,708              $ 9,621
 6/15/01                     $ 9,752              $ 9,578
 6/16/01                     $ 9,752              $ 9,578
 6/17/01                     $ 9,752              $ 9,578
 6/18/01                     $ 9,632              $ 9,531
 6/19/01                     $ 9,624              $ 9,564
 6/20/01                     $ 9,520              $ 9,647
 6/21/01                     $ 9,404              $ 9,757
 6/22/01                     $ 9,472              $ 9,664
 6/23/01                     $ 9,472              $ 9,664
 6/24/01                     $ 9,472              $ 9,664
 6/25/01                     $ 9,468              $ 9,611
 6/26/01                     $ 9,492              $ 9,597
 6/27/01                     $ 9,272              $ 9,552
 6/28/01                     $ 9,068              $ 9,671
 6/29/01                     $ 9,188              $ 9,657
 6/30/01                     $ 9,188              $ 9,657
  7/1/01                     $ 9,188              $ 9,657
  7/2/01                     $ 9,120              $ 9,754
  7/3/01                     $ 9,068              $ 9,736
  7/4/01                     $ 9,068              $ 9,736
  7/5/01                     $ 9,144              $ 9,616
  7/6/01                     $ 9,124              $ 9,390
  7/7/01                     $ 9,124              $ 9,390
  7/8/01                     $ 9,124              $ 9,390
  7/9/01                     $ 9,032              $ 9,455
 7/10/01                     $ 8,976              $ 9,319
 7/11/01                     $ 8,884              $ 9,308
 7/12/01                     $ 8,884              $ 9,529
 7/13/01                     $ 8,920              $ 9,588
 7/14/01                     $ 8,920              $ 9,588
 7/15/01                     $ 8,920              $ 9,588
 7/16/01                     $ 8,800              $ 9,484
 7/17/01                     $ 8,764              $ 9,578
 7/18/01                     $ 8,652              $ 9,525
 7/19/01                     $ 8,784              $ 9,583
 7/20/01                     $ 8,948              $ 9,550
 7/21/01                     $ 8,948              $ 9,550
 7/22/01                     $ 8,948              $ 9,550
 7/23/01                     $ 8,884              $ 9,394
 7/24/01                     $ 8,584              $ 9,241
 7/25/01                     $ 8,912              $ 9,389
 7/26/01                     $ 9,052              $ 9,488
 7/27/01                     $ 9,108              $ 9,510
 7/28/01                     $ 9,108              $ 9,510
 7/29/01                     $ 9,108              $ 9,510
 7/30/01                     $ 9,084              $ 9,500
 7/31/01                     $ 9,040              $ 9,553
  8/1/01                     $ 9,020              $ 9,590
  8/2/01                     $ 9,044              $ 9,628
  8/3/01                     $ 8,916              $ 9,578
  8/4/01                     $ 8,916              $ 9,578
  8/5/01                     $ 8,916              $ 9,578
  8/6/01                     $ 8,868              $ 9,468
  8/7/01                     $ 8,904              $ 9,499
  8/8/01                     $ 8,760              $ 9,335
  8/9/01                     $ 8,788              $ 9,334
 8/10/01                     $ 8,872              $ 9,251
 8/11/01                     $ 8,872              $ 9,251
 8/12/01                     $ 8,872              $ 9,251
 8/13/01                     $ 8,884              $ 9,396
 8/14/01                     $ 8,956              $ 9,360
 8/15/01                     $ 9,124              $ 9,291
 8/16/01                     $ 9,080              $ 9,320
 8/17/01                     $ 8,960              $ 9,164
 8/18/01                     $ 8,960              $ 9,164
 8/19/01                     $ 8,960              $ 9,164
 8/20/01                     $ 8,928              $ 9,239
 8/21/01                     $ 8,920              $ 9,127
 8/22/01                     $ 8,976              $ 9,191
 8/23/01                     $ 8,976              $ 9,165
 8/24/01                     $ 9,064              $ 9,346
 8/25/01                     $ 9,064              $ 9,346
 8/26/01                     $ 9,064              $ 9,346
 8/27/01                     $ 9,028              $ 9,300
 8/28/01                     $ 8,916              $ 9,161
 8/29/01                     $ 8,928              $ 9,059
 8/30/01                     $ 8,808              $ 8,905
 8/31/01                     $ 8,796              $ 8,941
  9/1/01                     $ 8,796              $ 8,941
  9/2/01                     $ 8,796              $ 8,941
  9/3/01                     $ 8,796              $ 8,941
  9/4/01                     $ 8,860              $ 8,935
  9/5/01                     $ 8,864              $ 8,926
  9/6/01                     $ 8,844              $ 8,726
  9/7/01                     $ 8,800              $ 8,564
  9/8/01                     $ 8,800              $ 8,564
  9/9/01                     $ 8,800              $ 8,564
 9/10/01                     $ 8,780              $ 8,617
 9/11/01                     $ 8,780              $ 8,617
 9/12/01                     $ 8,780              $ 8,617
 9/13/01                     $ 8,780              $ 8,617
 9/14/01                     $ 8,780              $ 8,617
 9/15/01                     $ 8,780              $ 8,617
 9/16/01                     $ 8,780              $ 8,617
 9/17/01                     $ 8,552              $ 8,193
 9/18/01                     $ 8,292              $ 8,145
 9/19/01                     $ 7,964              $ 8,014
 9/20/01                     $ 7,760              $ 7,765
 9/21/01                     $ 7,664              $ 7,617
 9/22/01                     $ 7,664              $ 7,617
 9/23/01                     $ 7,664              $ 7,617
 9/24/01                     $ 7,548              $ 7,914
 9/25/01                     $ 7,532              $ 7,984
 9/26/01                     $ 7,488              $ 7,943
 9/27/01                     $ 7,824              $ 8,034
 9/28/01                     $ 8,088              $ 8,210
 9/29/01                     $ 8,088              $ 8,210
 9/30/01                     $ 8,088              $ 8,210
 10/1/01                     $ 7,964              $ 8,191
 10/2/01                     $ 8,160              $ 8,292
 10/3/01                     $ 8,196              $ 8,457
 10/4/01                     $ 8,400              $ 8,436
 10/5/01                     $ 8,428              $ 8,450
 10/6/01                     $ 8,428              $ 8,450
 10/7/01                     $ 8,428              $ 8,450
 10/8/01                     $ 8,448              $ 8,379
 10/9/01                     $ 8,488              $ 8,335
10/10/01                     $ 8,788              $ 8,526
10/11/01                     $ 8,772              $ 8,655
10/12/01                     $ 8,756              $ 8,610
10/13/01                     $ 8,756              $ 8,610
10/14/01                     $ 8,756              $ 8,610
10/15/01                     $ 8,576              $ 8,597
10/16/01                     $ 8,672              $ 8,656
10/17/01                     $ 8,636              $ 8,495
10/18/01                     $ 8,344              $ 8,428
10/19/01                     $ 8,372              $ 8,467
10/20/01                     $ 8,372              $ 8,467
10/21/01                     $ 8,372              $ 8,467
10/22/01                     $ 8,452              $ 8,596
10/23/01                     $ 8,428              $ 8,556
10/24/01                     $ 8,316              $ 8,559
10/25/01                     $ 8,500              $ 8,676
10/26/01                     $ 8,680              $ 8,712
10/27/01                     $ 8,680              $ 8,712
10/28/01                     $ 8,680              $ 8,712
10/29/01                     $ 8,648              $ 8,505
10/30/01                     $ 8,360              $ 8,359
10/31/01                     $ 8,324              $ 8,358
 11/1/01                     $ 8,428              $ 8,550
 11/2/01                     $ 8,232              $ 8,575
 11/3/01                     $ 8,232              $ 8,575
 11/4/01                     $ 8,232              $ 8,575
 11/5/01                     $ 8,168              $ 8,698
 11/6/01                     $ 8,156              $ 8,824
 11/7/01                     $ 8,220              $ 8,800
 11/8/01                     $ 8,320              $ 8,822
 11/9/01                     $ 8,504              $ 8,836
11/10/01                     $ 8,504              $ 8,836
11/11/01                     $ 8,504              $ 8,836
11/12/01                     $ 8,464              $ 8,820
11/13/01                     $ 8,568              $ 8,984
11/14/01                     $ 8,188              $ 9,001
11/15/01                     $ 7,740              $ 9,009
11/16/01                     $ 7,852              $ 8,981
11/17/01                     $ 7,852              $ 8,981
11/18/01                     $ 7,852              $ 8,981
11/19/01                     $ 7,856              $ 9,078
11/20/01                     $ 8,120              $ 9,012
11/21/01                     $ 8,032              $ 8,968
11/22/01                     $ 8,032              $ 8,968
11/23/01                     $ 8,148              $ 9,073
11/24/01                     $ 8,148              $ 9,073
11/25/01                     $ 8,148              $ 9,073
11/26/01                     $ 8,000              $ 9,129
11/27/01                     $ 8,028              $ 9,066
11/28/01                     $ 7,896              $ 8,901
11/29/01                     $ 8,008              $ 8,993
11/30/01                     $ 7,984              $ 8,987
 12/1/01                     $ 7,984              $ 8,987
 12/2/01                     $ 7,984              $ 8,987
 12/3/01                     $ 8,056              $ 8,912
 12/4/01                     $ 8,180              $ 9,029
 12/5/01                     $ 8,352              $ 9,231
 12/6/01                     $ 8,104              $ 9,205
 12/7/01                     $ 8,120              $ 9,136
 12/8/01                     $ 8,120              $ 9,136
 12/9/01                     $ 8,120              $ 9,136
12/10/01                     $ 7,996              $ 8,991
12/11/01                     $ 7,896              $ 8,966
12/12/01                     $ 7,908              $ 8,968
12/13/01                     $ 7,812              $ 8,829
12/14/01                     $ 7,904              $ 8,858
12/15/01                     $ 7,904              $ 8,858
12/16/01                     $ 7,904              $ 8,858
12/17/01                     $ 7,880              $ 8,947
12/18/01                     $ 7,968              $ 9,014
12/19/01                     $ 8,152              $ 9,067
12/20/01                     $ 8,124              $ 8,991
12/21/01                     $ 8,196              $ 9,030
12/22/01                     $ 8,196              $ 9,030
12/23/01                     $ 8,196              $ 9,030
12/24/01                     $ 8,284              $ 9,028
12/25/01                     $ 8,284              $ 9,028
12/26/01                     $ 8,440              $ 9,065
12/27/01                     $ 8,456              $ 9,126
12/28/01                     $ 8,512              $ 9,157
12/29/01                     $ 8,512              $ 9,157
12/30/01                     $ 8,512              $ 9,157
12/31/01                     $ 8,440              $ 9,055

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12-31-01

--------------------------------------------------------------------------------
                                                    SINCE INCEPTION (5-29-01)
                                                           TO 12-31-01
--------------------------------------------------------------------------------
ENERGY FUND                                                  -15.60%

S&P 500 INDEX                                                 -9.45%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

ENERGY SERVICES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal and gas exploration and production.

Inception: May 2, 2001

Energy services stocks dropped steeply along with oil prices in 2001. Energy exploration companies in the U.S. have cut back on spending amid lower energy prices and would likely only resume spending should oil prices increase. Halliburton, the biggest oilfield-services company, saw its shares plummet in the wake of losing a $30 million judgment in the ongoing asbestos lawsuit. More than half of the 30 companies in the Dow Jones Industrial Average have asbestos liabilities. However, Halliburton has said that insurance is adequate to meet claims.

[CHART OF CUMULATIVE FUNDPERFORMANCE: MAY 2, 2001 - DECEMBER 31, 2001]

                         ENERGY SERVICES FUND         S&P 500 INDEX
                         --------------------         -------------
  5/2/01                           $10,000              $10,000
  5/3/01                           $ 9,956              $ 9,851
  5/4/01                           $10,208              $ 9,994
  5/5/01                           $10,208              $ 9,994
  5/6/01                           $10,208              $ 9,994
  5/7/01                           $10,048              $ 9,969
  5/8/01                           $10,016              $ 9,951
  5/9/01                           $10,236              $ 9,906
 5/10/01                           $10,156              $ 9,903
 5/11/01                           $10,044              $ 9,828
 5/12/01                           $10,044              $ 9,828
 5/13/01                           $10,044              $ 9,828
 5/14/01                           $10,348              $ 9,854
 5/15/01                           $10,608              $ 9,858
 5/16/01                           $10,700              $10,139
 5/17/01                           $11,004              $10,166
 5/18/01                           $11,136              $10,194
 5/19/01                           $11,136              $10,194
 5/20/01                           $11,136              $10,194
 5/21/01                           $11,228              $10,358
 5/22/01                           $11,040              $10,331
 5/23/01                           $10,684              $10,171
 5/24/01                           $10,440              $10,203
 5/25/01                           $10,584              $10,083
 5/26/01                           $10,584              $10,083
 5/27/01                           $10,584              $10,083
 5/28/01                           $10,584              $10,083
 5/29/01                           $10,476              $10,004
 5/30/01                           $10,220              $ 9,847
 5/31/01                           $10,376              $ 9,908
  6/1/01                           $10,320              $ 9,947
  6/2/01                           $10,320              $ 9,947
  6/3/01                           $10,320              $ 9,947
  6/4/01                           $10,588              $ 9,997
  6/5/01                           $10,600              $10,127
  6/6/01                           $10,088              $10,021
  6/7/01                           $ 9,868              $10,075
  6/8/01                           $ 9,892              $ 9,981
  6/9/01                           $ 9,892              $ 9,981
 6/10/01                           $ 9,892              $ 9,981
 6/11/01                           $ 9,792              $ 9,897
 6/12/01                           $ 9,940              $ 9,909
 6/13/01                           $ 9,908              $ 9,796
 6/14/01                           $ 9,660              $ 9,625
 6/15/01                           $ 9,656              $ 9,581
 6/16/01                           $ 9,656              $ 9,581
 6/17/01                           $ 9,656              $ 9,581
 6/18/01                           $ 9,496              $ 9,535
 6/19/01                           $ 9,408              $ 9,567
 6/20/01                           $ 9,260              $ 9,651
 6/21/01                           $ 8,880              $ 9,760
 6/22/01                           $ 8,848              $ 9,668
 6/23/01                           $ 8,848              $ 9,668
 6/24/01                           $ 8,848              $ 9,668
 6/25/01                           $ 8,872              $ 9,615
 6/26/01                           $ 9,080              $ 9,600
 6/27/01                           $ 8,640              $ 9,555
 6/28/01                           $ 8,296              $ 9,675
 6/29/01                           $ 8,272              $ 9,661
 6/30/01                           $ 8,272              $ 9,661
  7/1/01                           $ 8,272              $ 9,661
  7/2/01                           $ 8,060              $ 9,758
  7/3/01                           $ 8,116              $ 9,740
  7/4/01                           $ 8,116              $ 9,740
  7/5/01                           $ 8,168              $ 9,620
  7/6/01                           $ 8,160              $ 9,394
  7/7/01                           $ 8,160              $ 9,394
  7/8/01                           $ 8,160              $ 9,394
  7/9/01                           $ 7,880              $ 9,458
 7/10/01                           $ 7,824              $ 9,322
 7/11/01                           $ 7,724              $ 9,312
 7/12/01                           $ 7,380              $ 9,532
 7/13/01                           $ 7,472              $ 9,592
 7/14/01                           $ 7,472              $ 9,592
 7/15/01                           $ 7,472              $ 9,592
 7/16/01                           $ 7,008              $ 9,487
 7/17/01                           $ 7,088              $ 9,582
 7/18/01                           $ 7,092              $ 9,529
 7/19/01                           $ 7,236              $ 9,587
 7/20/01                           $ 7,656              $ 9,554
 7/21/01                           $ 7,656              $ 9,554
 7/22/01                           $ 7,656              $ 9,554
 7/23/01                           $ 7,704              $ 9,397
 7/24/01                           $ 7,492              $ 9,244
 7/25/01                           $ 7,808              $ 9,393
 7/26/01                           $ 7,860              $ 9,491
 7/27/01                           $ 7,952              $ 9,514
 7/28/01                           $ 7,952              $ 9,514
 7/29/01                           $ 7,952              $ 9,514
 7/30/01                           $ 7,952              $ 9,504
 7/31/01                           $ 7,620              $ 9,557
  8/1/01                           $ 7,412              $ 9,594
  8/2/01                           $ 7,528              $ 9,632
  8/3/01                           $ 7,388              $ 9,581
  8/4/01                           $ 7,388              $ 9,581
  8/5/01                           $ 7,388              $ 9,581
  8/6/01                           $ 7,384              $ 9,472
  8/7/01                           $ 7,256              $ 9,503
  8/8/01                           $ 6,904              $ 9,338
  8/9/01                           $ 6,908              $ 9,337
 8/10/01                           $ 6,972              $ 9,254
 8/11/01                           $ 6,972              $ 9,254
 8/12/01                           $ 6,972              $ 9,254
 8/13/01                           $ 6,940              $ 9,399
 8/14/01                           $ 7,032              $ 9,363
 8/15/01                           $ 7,484              $ 9,295
 8/16/01                           $ 7,356              $ 9,323
 8/17/01                           $ 7,284              $ 9,168
 8/18/01                           $ 7,284              $ 9,168
 8/19/01                           $ 7,284              $ 9,168
 8/20/01                           $ 7,156              $ 9,242
 8/21/01                           $ 7,212              $ 9,131
 8/22/01                           $ 7,184              $ 9,194
 8/23/01                           $ 7,028              $ 9,169
 8/24/01                           $ 7,032              $ 9,349
 8/25/01                           $ 7,032              $ 9,349
 8/26/01                           $ 7,032              $ 9,349
 8/27/01                           $ 7,080              $ 9,304
 8/28/01                           $ 6,940              $ 9,164
 8/29/01                           $ 6,892              $ 9,062
 8/30/01                           $ 6,604              $ 8,908
 8/31/01                           $ 6,660              $ 8,944
  9/1/01                           $ 6,660              $ 8,944
  9/2/01                           $ 6,660              $ 8,944
  9/3/01                           $ 6,660              $ 8,944
  9/4/01                           $ 6,832              $ 8,939
  9/5/01                           $ 6,764              $ 8,929
  9/6/01                           $ 6,868              $ 8,729
  9/7/01                           $ 6,776              $ 8,567
  9/8/01                           $ 6,776              $ 8,567
  9/9/01                           $ 6,776              $ 8,567
 9/10/01                           $ 6,840              $ 8,620
 9/11/01                           $ 6,840              $ 8,620
 9/12/01                           $ 6,840              $ 8,620
 9/13/01                           $ 6,840              $ 8,620
 9/14/01                           $ 6,840              $ 8,620
 9/15/01                           $ 6,840              $ 8,620
 9/16/01                           $ 6,840              $ 8,620
 9/17/01                           $ 6,540              $ 8,196
 9/18/01                           $ 6,160              $ 8,148
 9/19/01                           $ 5,688              $ 8,017
 9/20/01                           $ 5,620              $ 7,768
 9/21/01                           $ 5,840              $ 7,620
 9/22/01                           $ 5,840              $ 7,620
 9/23/01                           $ 5,840              $ 7,620
 9/24/01                           $ 5,576              $ 7,917
 9/25/01                           $ 5,340              $ 7,987
 9/26/01                           $ 5,208              $ 7,946
 9/27/01                           $ 5,356              $ 8,037
 9/28/01                           $ 5,700              $ 8,213
 9/29/01                           $ 5,700              $ 8,213
 9/30/01                           $ 5,700              $ 8,213
 10/1/01                           $ 5,556              $ 8,194
 10/2/01                           $ 5,580              $ 8,295
 10/3/01                           $ 5,692              $ 8,460
 10/4/01                           $ 6,008              $ 8,439
 10/5/01                           $ 5,980              $ 8,453
 10/6/01                           $ 5,980              $ 8,453
 10/7/01                           $ 5,980              $ 8,453
 10/8/01                           $ 5,984              $ 8,383
 10/9/01                           $ 6,064              $ 8,338
10/10/01                           $ 6,384              $ 8,529
10/11/01                           $ 6,348              $ 8,659
10/12/01                           $ 6,364              $ 8,613
10/13/01                           $ 6,364              $ 8,613
10/14/01                           $ 6,364              $ 8,613
10/15/01                           $ 6,176              $ 8,600
10/16/01                           $ 6,384              $ 8,660
10/17/01                           $ 6,372              $ 8,498
10/18/01                           $ 6,144              $ 8,431
10/19/01                           $ 6,320              $ 8,470
10/20/01                           $ 6,320              $ 8,470
10/21/01                           $ 6,320              $ 8,470
10/22/01                           $ 6,504              $ 8,599
10/23/01                           $ 6,588              $ 8,559
10/24/01                           $ 6,508              $ 8,562
10/25/01                           $ 6,980              $ 8,680
10/26/01                           $ 7,296              $ 8,715
10/27/01                           $ 7,296              $ 8,715
10/28/01                           $ 7,296              $ 8,715
10/29/01                           $ 7,264              $ 8,508
10/30/01                           $ 6,900              $ 8,362
10/31/01                           $ 6,772              $ 8,362
 11/1/01                           $ 6,796              $ 8,554
 11/2/01                           $ 6,608              $ 8,578
 11/3/01                           $ 6,608              $ 8,578
 11/4/01                           $ 6,608              $ 8,578
 11/5/01                           $ 6,436              $ 8,701
 11/6/01                           $ 6,396              $ 8,828
 11/7/01                           $ 6,596              $ 8,804
 11/8/01                           $ 6,732              $ 8,825
 11/9/01                           $ 7,004              $ 8,839
11/10/01                           $ 7,004              $ 8,839
11/11/01                           $ 7,004              $ 8,839
11/12/01                           $ 7,064              $ 8,824
11/13/01                           $ 7,136              $ 8,987
11/14/01                           $ 6,620              $ 9,004
11/15/01                           $ 5,968              $ 9,012
11/16/01                           $ 6,176              $ 8,984
11/17/01                           $ 6,176              $ 8,984
11/18/01                           $ 6,176              $ 8,984
11/19/01                           $ 6,212              $ 9,082
11/20/01                           $ 6,548              $ 9,016
11/21/01                           $ 6,444              $ 8,971
11/22/01                           $ 6,444              $ 8,971
11/23/01                           $ 6,524              $ 9,076
11/24/01                           $ 6,524              $ 9,076
11/25/01                           $ 6,524              $ 9,076
11/26/01                           $ 6,380              $ 9,132
11/27/01                           $ 6,504              $ 9,070
11/28/01                           $ 6,444              $ 8,904
11/29/01                           $ 6,580              $ 8,996
11/30/01                           $ 6,584              $ 8,990
 12/1/01                           $ 6,584              $ 8,990
 12/2/01                           $ 6,584              $ 8,990
 12/3/01                           $ 6,696              $ 8,915
 12/4/01                           $ 6,860              $ 9,032
 12/5/01                           $ 7,104              $ 9,234
 12/6/01                           $ 6,872              $ 9,208
 12/7/01                           $ 6,620              $ 9,139
 12/8/01                           $ 6,620              $ 9,139
 12/9/01                           $ 6,620              $ 9,139
12/10/01                           $ 6,552              $ 8,994
12/11/01                           $ 6,560              $ 8,969
12/12/01                           $ 6,504              $ 8,971
12/13/01                           $ 6,504              $ 8,832
12/14/01                           $ 6,628              $ 8,861
12/15/01                           $ 6,628              $ 8,861
12/16/01                           $ 6,628              $ 8,861
12/17/01                           $ 6,508              $ 8,950
12/18/01                           $ 6,572              $ 9,018
12/19/01                           $ 6,824              $ 9,070
12/20/01                           $ 6,700              $ 8,994
12/21/01                           $ 6,808              $ 9,033
12/22/01                           $ 6,808              $ 9,033
12/23/01                           $ 6,808              $ 9,033
12/24/01                           $ 6,932              $ 9,031
12/25/01                           $ 6,932              $ 9,031
12/26/01                           $ 7,184              $ 9,069
12/27/01                           $ 7,120              $ 9,130
12/28/01                           $ 7,156              $ 9,160
12/29/01                           $ 7,156              $ 9,160
12/30/01                           $ 7,156              $ 9,160
12/31/01                           $ 7,096              $ 9,058

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12-31-01

--------------------------------------------------------------------------------
                                                    SINCE INCEPTION (5-2-01)
                                                           TO 12-31-01
--------------------------------------------------------------------------------
ENERGY SERVICES FUND                                         -29.04%

S&P 500 INDEX                                                 -9.42%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

FINANCIAL SERVICES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the financial services sector, including commercial banks, savings and loans institutions, insurance companies, brokerage companies and real-estate and leasing companies.

Inception: July 20, 2001

Despite a favorable interest rate environment, financial services stocks struggled in 2001. Record low interest rates were undermined by concern over credit quality. The Federal Reserve cut short-term rates 11 times during the year to their lowest level in 40 years. Financial services stocks usually perform well in a declining interest rate environment, but falling consumer confidence, reduced stock trading and investment banking all weighed on the sector. There was considerable weakness in underwriting for equity and initial public offerings. Fannie Mae saw fourth quarter earnings rise as homeowners continued to refinance loans at a record pace.

[CHART OF CUMULATIVE FUND PERFORMANCE: JULY 20, 2001 - DECEMBER 31, 2001]

             FINANCIAL SERVICES FUND      S&P 500 INDEX
             -----------------------      -------------
 7/20/01                    $10,000             $10,000
 7/21/01                    $10,000             $10,000
 7/22/01                    $10,000             $10,000
 7/23/01                    $ 9,936             $ 9,837
 7/24/01                    $ 9,860             $ 9,677
 7/25/01                    $ 9,936             $ 9,832
 7/26/01                    $ 9,996             $ 9,935
 7/27/01                    $10,056             $ 9,959
 7/28/01                    $10,056             $ 9,959
 7/29/01                    $10,056             $ 9,959
 7/30/01                    $10,040             $ 9,948
 7/31/01                    $10,108             $10,004
  8/1/01                    $10,148             $10,042
  8/2/01                    $10,160             $10,082
  8/3/01                    $10,140             $10,029
  8/4/01                    $10,140             $10,029
  8/5/01                    $10,140             $10,029
  8/6/01                    $10,052             $ 9,915
  8/7/01                    $10,108             $ 9,947
  8/8/01                    $10,016             $ 9,775
  8/9/01                    $10,000             $ 9,774
 8/10/01                    $10,024             $ 9,687
 8/11/01                    $10,024             $ 9,687
 8/12/01                    $10,024             $ 9,687
 8/13/01                    $10,024             $ 9,839
 8/14/01                    $10,004             $ 9,801
 8/15/01                    $ 9,988             $ 9,729
 8/16/01                    $ 9,964             $ 9,759
 8/17/01                    $ 9,828             $ 9,597
 8/18/01                    $ 9,828             $ 9,597
 8/19/01                    $ 9,828             $ 9,597
 8/20/01                    $ 9,884             $ 9,675
 8/21/01                    $ 9,804             $ 9,558
 8/22/01                    $ 9,856             $ 9,624
 8/23/01                    $ 9,804             $ 9,598
 8/24/01                    $ 9,808             $ 9,786
 8/25/01                    $ 9,808             $ 9,786
 8/26/01                    $ 9,808             $ 9,786
 8/27/01                    $ 9,720             $ 9,739
 8/28/01                    $ 9,592             $ 9,593
 8/29/01                    $ 9,508             $ 9,486
 8/30/01                    $ 9,456             $ 9,325
 8/31/01                    $ 9,496             $ 9,362
  9/1/01                    $ 9,496             $ 9,362
  9/2/01                    $ 9,496             $ 9,362
  9/3/01                    $ 9,496             $ 9,362
  9/4/01                    $ 9,444             $ 9,357
  9/5/01                    $ 9,340             $ 9,347
  9/6/01                    $ 9,180             $ 9,138
  9/7/01                    $ 8,976             $ 8,967
  9/8/01                    $ 8,976             $ 8,967
  9/9/01                    $ 8,976             $ 8,967
 9/10/01                    $ 9,032             $ 9,023
 9/11/01                    $ 9,032             $ 9,023
 9/12/01                    $ 9,032             $ 9,023
 9/13/01                    $ 9,032             $ 9,023
 9/14/01                    $ 9,032             $ 9,023
 9/15/01                    $ 9,032             $ 9,023
 9/16/01                    $ 9,032             $ 9,023
 9/17/01                    $ 8,588             $ 8,579
 9/18/01                    $ 8,572             $ 8,529
 9/19/01                    $ 8,444             $ 8,392
 9/20/01                    $ 8,136             $ 8,131
 9/21/01                    $ 8,020             $ 7,977
 9/22/01                    $ 8,020             $ 7,977
 9/23/01                    $ 8,020             $ 7,977
 9/24/01                    $ 8,408             $ 8,287
 9/25/01                    $ 8,540             $ 8,360
 9/26/01                    $ 8,608             $ 8,317
 9/27/01                    $ 8,752             $ 8,413
 9/28/01                    $ 8,992             $ 8,597
 9/29/01                    $ 8,992             $ 8,597
 9/30/01                    $ 8,992             $ 8,597
 10/1/01                    $ 8,956             $ 8,577
 10/2/01                    $ 9,100             $ 8,683
 10/3/01                    $ 9,244             $ 8,856
 10/4/01                    $ 9,140             $ 8,834
 10/5/01                    $ 8,912             $ 8,849
 10/6/01                    $ 8,912             $ 8,849
 10/7/01                    $ 8,912             $ 8,849
 10/8/01                    $ 8,716             $ 8,775
 10/9/01                    $ 8,756             $ 8,728
10/10/01                    $ 8,876             $ 8,928
10/11/01                    $ 8,940             $ 9,064
10/12/01                    $ 8,796             $ 9,016
10/13/01                    $ 8,796             $ 9,016
10/14/01                    $ 8,796             $ 9,016
10/15/01                    $ 8,896             $ 9,002
10/16/01                    $ 9,024             $ 9,065
10/17/01                    $ 8,960             $ 8,896
10/18/01                    $ 8,876             $ 8,826
10/19/01                    $ 8,700             $ 8,866
10/20/01                    $ 8,700             $ 8,866
10/21/01                    $ 8,700             $ 8,866
10/22/01                    $ 8,924             $ 9,001
10/23/01                    $ 8,936             $ 8,959
10/24/01                    $ 8,948             $ 8,963
10/25/01                    $ 9,056             $ 9,086
10/26/01                    $ 9,096             $ 9,123
10/27/01                    $ 9,096             $ 9,123
10/28/01                    $ 9,096             $ 9,123
10/29/01                    $ 8,852             $ 8,906
10/30/01                    $ 8,768             $ 8,753
10/31/01                    $ 8,680             $ 8,753
 11/1/01                    $ 8,868             $ 8,954
 11/2/01                    $ 8,936             $ 8,979
 11/3/01                    $ 8,936             $ 8,979
 11/4/01                    $ 8,936             $ 8,979
 11/5/01                    $ 9,068             $ 9,108
 11/6/01                    $ 9,212             $ 9,241
 11/7/01                    $ 9,244             $ 9,215
 11/8/01                    $ 9,248             $ 9,238
 11/9/01                    $ 9,184             $ 9,253
11/10/01                    $ 9,184             $ 9,253
11/11/01                    $ 9,184             $ 9,253
11/12/01                    $ 9,172             $ 9,236
11/13/01                    $ 9,348             $ 9,408
11/14/01                    $ 9,380             $ 9,425
11/15/01                    $ 9,352             $ 9,434
11/16/01                    $ 9,268             $ 9,404
11/17/01                    $ 9,268             $ 9,404
11/18/01                    $ 9,268             $ 9,404
11/19/01                    $ 9,388             $ 9,507
11/20/01                    $ 9,336             $ 9,437
11/21/01                    $ 9,296             $ 9,391
11/22/01                    $ 9,296             $ 9,391
11/23/01                    $ 9,444             $ 9,501
11/24/01                    $ 9,444             $ 9,501
11/25/01                    $ 9,444             $ 9,501
11/26/01                    $ 9,520             $ 9,559
11/27/01                    $ 9,488             $ 9,494
11/28/01                    $ 9,296             $ 9,320
11/29/01                    $ 9,364             $ 9,417
11/30/01                    $ 9,280             $ 9,411
 12/1/01                    $ 9,280             $ 9,411
 12/2/01                    $ 9,280             $ 9,411
 12/3/01                    $ 9,164             $ 9,332
 12/4/01                    $ 9,268             $ 9,455
 12/5/01                    $ 9,424             $ 9,666
 12/6/01                    $ 9,508             $ 9,639
 12/7/01                    $ 9,500             $ 9,566
 12/8/01                    $ 9,500             $ 9,566
 12/9/01                    $ 9,500             $ 9,566
12/10/01                    $ 9,372             $ 9,415
12/11/01                    $ 9,388             $ 9,389
12/12/01                    $ 9,356             $ 9,391
12/13/01                    $ 9,220             $ 9,245
12/14/01                    $ 9,188             $ 9,275
12/15/01                    $ 9,188             $ 9,275
12/16/01                    $ 9,188             $ 9,275
12/17/01                    $ 9,284             $ 9,369
12/18/01                    $ 9,384             $ 9,439
12/19/01                    $ 9,508             $ 9,494
12/20/01                    $ 9,492             $ 9,415
12/21/01                    $ 9,440             $ 9,456
12/22/01                    $ 9,440             $ 9,456
12/23/01                    $ 9,440             $ 9,456
12/24/01                    $ 9,440             $ 9,454
12/25/01                    $ 9,440             $ 9,454
12/26/01                    $ 9,460             $ 9,493
12/27/01                    $ 9,524             $ 9,557
12/28/01                    $ 9,616             $ 9,589
12/29/01                    $ 9,616             $ 9,589
12/30/01                    $ 9,616             $ 9,589
12/31/01                    $ 9,560             $ 9,482

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12-31-01

--------------------------------------------------------------------------------
                                                  SINCE INCEPTION (7-20-01)
                                                         TO 12-31-01
--------------------------------------------------------------------------------
FINANCIAL SERVICES FUND                                     -4.40%

S&P 500 INDEX                                               -5.18%
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HEALTH CARE FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the health care industry.

Inception: June 19, 2001

After solid performances in 2000, health care stocks were down in 2001. Health care is usually a safe haven for investors during recessions or in periods of national crisis such as September 11. During these times, drugs and health care are some of the last things for which consumers reduce consumption.

Patent expiration and subsequent competition from generic drugs placed pressure on the sector during the period. As health-care plans and employers look for ways to cut costs, generic versions of formerly patent-protected drugs are beginning to gain market share. This loss of market share has caused sector leaders Merck, Eli Lilly and Bristol-Myers Squibb to issue earnings warnings, raising wider sector concerns. Pfizer, the fund's largest holding, acquired rival drug maker Warner Lambert during the year, making Pfizer the largest pharmaceutical company in the world.

[CHART OF CUMULATIVE FUND PERFORMANCE: JUNE 19, 2001 - DECEMBER 31, 2001]

                       HEALTH CARE FUND          S&P 500 INDEX
                       ----------------          -------------
 6/19/01                        $10,000                $10,000
 6/20/01                        $10,140                $10,087
 6/21/01                        $10,192                $10,202
 6/22/01                        $ 9,868                $10,105
 6/23/01                        $ 9,868                $10,105
 6/24/01                        $ 9,868                $10,105
 6/25/01                        $ 9,788                $10,050
 6/26/01                        $ 9,748                $10,035
 6/27/01                        $ 9,644                $ 9,988
 6/28/01                        $ 9,732                $10,112
 6/29/01                        $ 9,552                $10,098
 6/30/01                        $ 9,552                $10,098
  7/1/01                        $ 9,552                $10,098
  7/2/01                        $ 9,644                $10,199
  7/3/01                        $ 9,608                $10,181
  7/4/01                        $ 9,608                $10,181
  7/5/01                        $ 9,480                $10,055
  7/6/01                        $ 9,412                $ 9,819
  7/7/01                        $ 9,412                $ 9,819
  7/8/01                        $ 9,412                $ 9,819
  7/9/01                        $ 9,568                $ 9,886
 7/10/01                        $ 9,472                $ 9,744
 7/11/01                        $ 9,400                $ 9,733
 7/12/01                        $ 9,288                $ 9,964
 7/13/01                        $ 9,396                $10,026
 7/14/01                        $ 9,396                $10,026
 7/15/01                        $ 9,396                $10,026
 7/16/01                        $ 9,312                $ 9,917
 7/17/01                        $ 9,432                $10,015
 7/18/01                        $ 9,688                $ 9,960
 7/19/01                        $ 9,704                $10,020
 7/20/01                        $ 9,760                $ 9,986
 7/21/01                        $ 9,760                $ 9,986
 7/22/01                        $ 9,760                $ 9,986
 7/23/01                        $ 9,596                $ 9,822
 7/24/01                        $ 9,448                $ 9,663
 7/25/01                        $ 9,536                $ 9,818
 7/26/01                        $ 9,584                $ 9,921
 7/27/01                        $ 9,616                $ 9,944
 7/28/01                        $ 9,616                $ 9,944
 7/29/01                        $ 9,616                $ 9,944
 7/30/01                        $ 9,680                $ 9,934
 7/31/01                        $ 9,852                $ 9,989
  8/1/01                        $ 9,800                $10,028
  8/2/01                        $ 9,732                $10,068
  8/3/01                        $ 9,704                $10,015
  8/4/01                        $ 9,704                $10,015
  8/5/01                        $ 9,704                $10,015
  8/6/01                        $ 9,656                $ 9,900
  8/7/01                        $ 9,696                $ 9,933
  8/8/01                        $ 9,548                $ 9,761
  8/9/01                        $ 9,564                $ 9,760
 8/10/01                        $ 9,660                $ 9,673
 8/11/01                        $ 9,660                $ 9,673
 8/12/01                        $ 9,660                $ 9,673
 8/13/01                        $ 9,732                $ 9,825
 8/14/01                        $ 9,728                $ 9,787
 8/15/01                        $ 9,712                $ 9,715
 8/16/01                        $ 9,700                $ 9,745
 8/17/01                        $ 9,624                $ 9,583
 8/18/01                        $ 9,624                $ 9,583
 8/19/01                        $ 9,624                $ 9,583
 8/20/01                        $ 9,692                $ 9,661
 8/21/01                        $ 9,696                $ 9,544
 8/22/01                        $ 9,796                $ 9,610
 8/23/01                        $ 9,784                $ 9,584
 8/24/01                        $ 9,884                $ 9,772
 8/25/01                        $ 9,884                $ 9,772
 8/26/01                        $ 9,884                $ 9,772
 8/27/01                        $ 9,840                $ 9,725
 8/28/01                        $ 9,712                $ 9,579
 8/29/01                        $ 9,632                $ 9,472
 8/30/01                        $ 9,588                $ 9,311
 8/31/01                        $ 9,516                $ 9,349
  9/1/01                        $ 9,516                $ 9,349
  9/2/01                        $ 9,516                $ 9,349
  9/3/01                        $ 9,516                $ 9,349
  9/4/01                        $ 9,604                $ 9,343
  9/5/01                        $ 9,740                $ 9,333
  9/6/01                        $ 9,576                $ 9,124
  9/7/01                        $ 9,380                $ 8,954
  9/8/01                        $ 9,380                $ 8,954
  9/9/01                        $ 9,380                $ 8,954
 9/10/01                        $ 9,460                $ 9,010
 9/11/01                        $ 9,460                $ 9,010
 9/12/01                        $ 9,460                $ 9,010
 9/13/01                        $ 9,460                $ 9,010
 9/14/01                        $ 9,460                $ 9,010
 9/15/01                        $ 9,460                $ 9,010
 9/16/01                        $ 9,460                $ 9,010
 9/17/01                        $ 9,348                $ 8,567
 9/18/01                        $ 9,228                $ 8,517
 9/19/01                        $ 9,096                $ 8,380
 9/20/01                        $ 8,988                $ 8,120
 9/21/01                        $ 8,748                $ 7,965
 9/22/01                        $ 8,748                $ 7,965
 9/23/01                        $ 8,748                $ 7,965
 9/24/01                        $ 8,808                $ 8,275
 9/25/01                        $ 8,932                $ 8,348
 9/26/01                        $ 9,128                $ 8,305
 9/27/01                        $ 9,424                $ 8,400
 9/28/01                        $ 9,480                $ 8,585
 9/29/01                        $ 9,480                $ 8,585
 9/30/01                        $ 9,480                $ 8,585
 10/1/01                        $ 9,588                $ 8,565
 10/2/01                        $ 9,656                $ 8,670
 10/3/01                        $ 9,592                $ 8,843
 10/4/01                        $ 9,516                $ 8,821
 10/5/01                        $ 9,620                $ 8,836
 10/6/01                        $ 9,620                $ 8,836
 10/7/01                        $ 9,620                $ 8,836
 10/8/01                        $ 9,544                $ 8,762
 10/9/01                        $ 9,504                $ 8,715
10/10/01                        $ 9,676                $ 8,915
10/11/01                        $ 9,616                $ 9,051
10/12/01                        $ 9,640                $ 9,003
10/13/01                        $ 9,640                $ 9,003
10/14/01                        $ 9,640                $ 9,003
10/15/01                        $ 9,740                $ 8,989
10/16/01                        $ 9,744                $ 9,051
10/17/01                        $ 9,656                $ 8,883
10/18/01                        $ 9,600                $ 8,813
10/19/01                        $ 9,664                $ 8,853
10/20/01                        $ 9,664                $ 8,853
10/21/01                        $ 9,664                $ 8,853
10/22/01                        $ 9,848                $ 8,988
10/23/01                        $ 9,688                $ 8,946
10/24/01                        $ 9,660                $ 8,950
10/25/01                        $ 9,708                $ 9,072
10/26/01                        $ 9,692                $ 9,110
10/27/01                        $ 9,692                $ 9,110
10/28/01                        $ 9,692                $ 9,110
10/29/01                        $ 9,600                $ 8,893
10/30/01                        $ 9,484                $ 8,740
10/31/01                        $ 9,436                $ 8,740
 11/1/01                        $ 9,552                $ 8,941
 11/2/01                        $ 9,524                $ 8,966
 11/3/01                        $ 9,524                $ 8,966
 11/4/01                        $ 9,524                $ 8,966
 11/5/01                        $ 9,568                $ 9,095
 11/6/01                        $ 9,632                $ 9,227
 11/7/01                        $ 9,560                $ 9,202
 11/8/01                        $ 9,500                $ 9,225
 11/9/01                        $ 9,456                $ 9,239
11/10/01                        $ 9,456                $ 9,239
11/11/01                        $ 9,456                $ 9,239
11/12/01                        $ 9,456                $ 9,223
11/13/01                        $ 9,528                $ 9,394
11/14/01                        $ 9,492                $ 9,412
11/15/01                        $ 9,524                $ 9,420
11/16/01                        $ 9,556                $ 9,390
11/17/01                        $ 9,556                $ 9,390
11/18/01                        $ 9,556                $ 9,390
11/19/01                        $ 9,660                $ 9,493
11/20/01                        $ 9,716                $ 9,424
11/21/01                        $ 9,816                $ 9,377
11/22/01                        $ 9,816                $ 9,377
11/23/01                        $ 9,836                $ 9,487
11/24/01                        $ 9,836                $ 9,487
11/25/01                        $ 9,836                $ 9,487
11/26/01                        $ 9,896                $ 9,545
11/27/01                        $ 9,816                $ 9,480
11/28/01                        $ 9,736                $ 9,307
11/29/01                        $ 9,784                $ 9,403
11/30/01                        $ 9,796                $ 9,397
 12/1/01                        $ 9,796                $ 9,397
 12/2/01                        $ 9,796                $ 9,397
 12/3/01                        $ 9,796                $ 9,318
 12/4/01                        $ 9,776                $ 9,441
 12/5/01                        $ 9,788                $ 9,652
 12/6/01                        $ 9,768                $ 9,625
 12/7/01                        $ 9,744                $ 9,553
 12/8/01                        $ 9,744                $ 9,553
 12/9/01                        $ 9,744                $ 9,553
12/10/01                        $ 9,608                $ 9,401
12/11/01                        $ 9,476                $ 9,375
12/12/01                        $ 9,356                $ 9,377
12/13/01                        $ 9,308                $ 9,232
12/14/01                        $ 9,356                $ 9,262
12/15/01                        $ 9,356                $ 9,262
12/16/01                        $ 9,356                $ 9,262
12/17/01                        $ 9,448                $ 9,355
12/18/01                        $ 9,472                $ 9,426
12/19/01                        $ 9,516                $ 9,480
12/20/01                        $ 9,532                $ 9,401
12/21/01                        $ 9,588                $ 9,442
12/22/01                        $ 9,588                $ 9,442
12/23/01                        $ 9,588                $ 9,442
12/24/01                        $ 9,596                $ 9,440
12/25/01                        $ 9,596                $ 9,440
12/26/01                        $ 9,600                $ 9,479
12/27/01                        $ 9,596                $ 9,543
12/28/01                        $ 9,628                $ 9,575
12/29/01                        $ 9,628                $ 9,575
12/30/01                        $ 9,628                $ 9,575
12/31/01                        $ 9,528                $ 9,468

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12-31-01

--------------------------------------------------------------------------------
                                                  SINCE INCEPTION (6-19-01)
                                                         TO 12-31-01
--------------------------------------------------------------------------------
HEALTH CARE FUND                                            -4.72%

S&P 500 INDEX                                               -5.32%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INTERNET FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

Inception: May 24, 2001

The Internet sector spent much of the year regrouping and growth took a back seat to profitability. While many dot-coms went bankrupt, others were purchased for more "realistic" valuations. Firms in the sector focused on their core competencies, cut non-profitable units and diversified revenue streams. A smaller, stronger group of Internet leaders are emerging from the former masses. With online holiday sales slightly stronger than expected, the sector experienced a modest rebound in the fourth quarter. AOL Time Warner's worldwide subscription for its Internet service surpassed $32 million in November, driven in part by AOL 7.0. Ebay said it expects its group of 18 international sites to break even or be profitable in 2001.

[CHART OF CUMULATIVE FUND PERFORMANCE: MAY 24, 2001 - DECEMBER 31, 2001]

            INTERNET FUND          S&P 500 INDEX
            -------------          -------------
 5/24/01          $10,000                $10,000
 5/25/01          $ 9,724                $ 9,882
 5/26/01          $ 9,724                $ 9,882
 5/27/01          $ 9,724                $ 9,882
 5/28/01          $ 9,724                $ 9,882
 5/29/01          $ 9,068                $ 9,805
 5/30/01          $ 8,556                $ 9,651
 5/31/01          $ 8,716                $ 9,711
  6/1/01          $ 8,768                $ 9,749
  6/2/01          $ 8,768                $ 9,749
  6/3/01          $ 8,768                $ 9,749
  6/4/01          $ 8,740                $ 9,799
  6/5/01          $ 9,116                $ 9,926
  6/6/01          $ 9,012                $ 9,821
  6/7/01          $ 9,152                $ 9,875
  6/8/01          $ 8,752                $ 9,782
  6/9/01          $ 8,752                $ 9,782
 6/10/01          $ 8,752                $ 9,782
 6/11/01          $ 8,584                $ 9,700
 6/12/01          $ 8,624                $ 9,711
 6/13/01          $ 8,268                $ 9,601
 6/14/01          $ 7,884                $ 9,433
 6/15/01          $ 7,704                $ 9,391
 6/16/01          $ 7,704                $ 9,391
 6/17/01          $ 7,704                $ 9,391
 6/18/01          $ 7,384                $ 9,345
 6/19/01          $ 7,404                $ 9,377
 6/20/01          $ 7,640                $ 9,459
 6/21/01          $ 7,896                $ 9,566
 6/22/01          $ 7,784                $ 9,476
 6/23/01          $ 7,784                $ 9,476
 6/24/01          $ 7,784                $ 9,476
 6/25/01          $ 7,960                $ 9,423
 6/26/01          $ 7,916                $ 9,409
 6/27/01          $ 7,932                $ 9,365
 6/28/01          $ 8,056                $ 9,482
 6/29/01          $ 8,232                $ 9,468
 6/30/01          $ 8,232                $ 9,468
  7/1/01          $ 8,232                $ 9,468
  7/2/01          $ 8,252                $ 9,564
  7/3/01          $ 8,164                $ 9,546
  7/4/01          $ 8,164                $ 9,546
  7/5/01          $ 7,820                $ 9,428
  7/6/01          $ 7,480                $ 9,207
  7/7/01          $ 7,480                $ 9,207
  7/8/01          $ 7,480                $ 9,207
  7/9/01          $ 7,688                $ 9,270
 7/10/01          $ 7,352                $ 9,137
 7/11/01          $ 7,236                $ 9,126
 7/12/01          $ 7,784                $ 9,343
 7/13/01          $ 7,784                $ 9,401
 7/14/01          $ 7,784                $ 9,401
 7/15/01          $ 7,784                $ 9,401
 7/16/01          $ 7,524                $ 9,299
 7/17/01          $ 7,612                $ 9,391
 7/18/01          $ 7,148                $ 9,339
 7/19/01          $ 7,164                $ 9,396
 7/20/01          $ 7,248                $ 9,364
 7/21/01          $ 7,248                $ 9,364
 7/22/01          $ 7,248                $ 9,364
 7/23/01          $ 7,088                $ 9,210
 7/24/01          $ 6,924                $ 9,060
 7/25/01          $ 6,988                $ 9,206
 7/26/01          $ 7,224                $ 9,302
 7/27/01          $ 7,324                $ 9,325
 7/28/01          $ 7,324                $ 9,325
 7/29/01          $ 7,324                $ 9,325
 7/30/01          $ 7,228                $ 9,315
 7/31/01          $ 7,292                $ 9,366
  8/1/01          $ 7,500                $ 9,403
  8/2/01          $ 7,524                $ 9,440
  8/3/01          $ 7,464                $ 9,391
  8/4/01          $ 7,464                $ 9,391
  8/5/01          $ 7,464                $ 9,391
  8/6/01          $ 7,348                $ 9,283
  8/7/01          $ 7,324                $ 9,314
  8/8/01          $ 7,048                $ 9,152
  8/9/01          $ 7,016                $ 9,151
 8/10/01          $ 6,856                $ 9,070
 8/11/01          $ 6,856                $ 9,070
 8/12/01          $ 6,856                $ 9,070
 8/13/01          $ 6,896                $ 9,212
 8/14/01          $ 6,768                $ 9,177
 8/15/01          $ 6,488                $ 9,110
 8/16/01          $ 6,532                $ 9,138
 8/17/01          $ 6,256                $ 8,986
 8/18/01          $ 6,256                $ 8,986
 8/19/01          $ 6,256                $ 8,986
 8/20/01          $ 6,324                $ 9,059
 8/21/01          $ 6,076                $ 8,949
 8/22/01          $ 6,140                $ 9,011
 8/23/01          $ 6,068                $ 8,986
 8/24/01          $ 6,468                $ 9,163
 8/25/01          $ 6,468                $ 9,163
 8/26/01          $ 6,468                $ 9,163
 8/27/01          $ 6,396                $ 9,119
 8/28/01          $ 6,152                $ 8,982
 8/29/01          $ 6,008                $ 8,882
 8/30/01          $ 5,724                $ 8,731
 8/31/01          $ 5,840                $ 8,766
  9/1/01          $ 5,840                $ 8,766
  9/2/01          $ 5,840                $ 8,766
  9/3/01          $ 5,840                $ 8,766
  9/4/01          $ 5,640                $ 8,761
  9/5/01          $ 5,472                $ 8,752
  9/6/01          $ 5,264                $ 8,556
  9/7/01          $ 5,196                $ 8,396
  9/8/01          $ 5,196                $ 8,396
  9/9/01          $ 5,196                $ 8,396
 9/10/01          $ 5,356                $ 8,449
 9/11/01          $ 5,356                $ 8,449
 9/12/01          $ 5,356                $ 8,449
 9/13/01          $ 5,356                $ 8,449
 9/14/01          $ 5,356                $ 8,449
 9/15/01          $ 5,356                $ 8,449
 9/16/01          $ 5,356                $ 8,449
 9/17/01          $ 4,900                $ 8,033
 9/18/01          $ 4,808                $ 7,986
 9/19/01          $ 4,788                $ 7,858
 9/20/01          $ 4,588                $ 7,613
 9/21/01          $ 4,468                $ 7,469
 9/22/01          $ 4,468                $ 7,469
 9/23/01          $ 4,468                $ 7,469
 9/24/01          $ 4,752                $ 7,760
 9/25/01          $ 4,732                $ 7,828
 9/26/01          $ 4,500                $ 7,787
 9/27/01          $ 4,432                $ 7,877
 9/28/01          $ 4,544                $ 8,050
 9/29/01          $ 4,544                $ 8,050
 9/30/01          $ 4,544                $ 8,050
 10/1/01          $ 4,476                $ 8,031
 10/2/01          $ 4,488                $ 8,130
 10/3/01          $ 4,868                $ 8,292
 10/4/01          $ 4,976                $ 8,271
 10/5/01          $ 4,992                $ 8,285
 10/6/01          $ 4,992                $ 8,285
 10/7/01          $ 4,992                $ 8,285
 10/8/01          $ 5,012                $ 8,216
 10/9/01          $ 4,940                $ 8,172
10/10/01          $ 5,136                $ 8,359
10/11/01          $ 5,492                $ 8,486
10/12/01          $ 5,524                $ 8,442
10/13/01          $ 5,524                $ 8,442
10/14/01          $ 5,524                $ 8,442
10/15/01          $ 5,548                $ 8,429
10/16/01          $ 5,656                $ 8,487
10/17/01          $ 5,252                $ 8,329
10/18/01          $ 5,328                $ 8,264
10/19/01          $ 5,280                $ 8,301
10/20/01          $ 5,280                $ 8,301
10/21/01          $ 5,280                $ 8,301
10/22/01          $ 5,360                $ 8,428
10/23/01          $ 5,424                $ 8,389
10/24/01          $ 5,544                $ 8,392
10/25/01          $ 5,744                $ 8,507
10/26/01          $ 5,680                $ 8,542
10/27/01          $ 5,680                $ 8,542
10/28/01          $ 5,680                $ 8,542
10/29/01          $ 5,376                $ 8,338
10/30/01          $ 5,248                $ 8,195
10/31/01          $ 5,236                $ 8,195
 11/1/01          $ 5,364                $ 8,383
 11/2/01          $ 5,332                $ 8,407
 11/3/01          $ 5,332                $ 8,407
 11/4/01          $ 5,332                $ 8,407
 11/5/01          $ 5,576                $ 8,528
 11/6/01          $ 5,780                $ 8,652
 11/7/01          $ 5,844                $ 8,628
 11/8/01          $ 5,888                $ 8,650
 11/9/01          $ 5,976                $ 8,663
11/10/01          $ 5,976                $ 8,663
11/11/01          $ 5,976                $ 8,663
11/12/01          $ 6,012                $ 8,648
11/13/01          $ 6,212                $ 8,809
11/14/01          $ 6,368                $ 8,825
11/15/01          $ 6,368                $ 8,833
11/16/01          $ 6,372                $ 8,805
11/17/01          $ 6,372                $ 8,805
11/18/01          $ 6,372                $ 8,805
11/19/01          $ 6,592                $ 8,901
11/20/01          $ 6,244                $ 8,836
11/21/01          $ 6,216                $ 8,793
11/22/01          $ 6,216                $ 8,793
11/23/01          $ 6,336                $ 8,896
11/24/01          $ 6,336                $ 8,896
11/25/01          $ 6,336                $ 8,896
11/26/01          $ 6,552                $ 8,950
11/27/01          $ 6,532                $ 8,889
11/28/01          $ 6,244                $ 8,727
11/29/01          $ 6,384                $ 8,817
11/30/01          $ 6,360                $ 8,811
 12/1/01          $ 6,360                $ 8,811
 12/2/01          $ 6,360                $ 8,811
 12/3/01          $ 6,148                $ 8,738
 12/4/01          $ 6,444                $ 8,853
 12/5/01          $ 6,748                $ 9,050
 12/6/01          $ 6,776                $ 9,025
 12/7/01          $ 6,548                $ 8,957
 12/8/01          $ 6,548                $ 8,957
 12/9/01          $ 6,548                $ 8,957
12/10/01          $ 6,456                $ 8,815
12/11/01          $ 6,588                $ 8,791
12/12/01          $ 6,612                $ 8,793
12/13/01          $ 6,288                $ 8,656
12/14/01          $ 6,268                $ 8,685
12/15/01          $ 6,268                $ 8,685
12/16/01          $ 6,268                $ 8,685
12/17/01          $ 6,408                $ 8,772
12/18/01          $ 6,544                $ 8,838
12/19/01          $ 6,452                $ 8,890
12/20/01          $ 6,100                $ 8,815
12/21/01          $ 6,212                $ 8,853
12/22/01          $ 6,212                $ 8,853
12/23/01          $ 6,212                $ 8,853
12/24/01          $ 6,172                $ 8,852
12/25/01          $ 6,172                $ 8,852
12/26/01          $ 6,248                $ 8,888
12/27/01          $ 6,348                $ 8,948
12/28/01          $ 6,436                $ 8,978
12/29/01          $ 6,436                $ 8,978
12/30/01          $ 6,436                $ 8,978
12/31/01          $ 6,304                $ 8,878

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12-31-01

--------------------------------------------------------------------------------
                                                   SINCE INCEPTION (5-24-01)
                                                          TO 12-31-01
--------------------------------------------------------------------------------
INTERNET FUND                                               -36.96%

S&P 500 INDEX                                               -11.22%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

LEISURE FUND

OBJECTIVE: Seeks capital appreciation by investing in companies in the leisure and entertainment businesses, including hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacturers, musical recordings and instruments, alcohol and tobacco and publishing.

Inception: May 22, 2001

Companies in the leisure and entertainment industry struggled in the last half of the year due to a significant reduction in travel, tourism and discretionary spending. As consumer confidence fell to its lowest levels in more than seven years, investors worried that the slowing economy and rising joblessness would continue to impact consumer spending on non-essential items. Depreciated stock prices and competitive threats prompted the world's biggest cruise operator, Carnival Cruise, to make a hostile bid of $4.6 billion for P&O Princess. Carnival's bid was aimed at breaking up a $7 billion merger agreement between P&O Princess Cruises and Royal Caribbean Cruises that would oust Carnival from the No.1 spot. Leisure stocks regained some of their footing in the fourth quarter as the U.S. economy shed fewer jobs in December than at any time in the previous four months.

[CHART OF CUMULATIVE FUND PERFORMANCE: MAY 22, 2001 - DECEMBER 31, 2001]

              LEISURE FUND          S&P 500 INDEX
              ------------          -------------
 5/22/01           $10,000                $10,000
 5/23/01           $ 9,828                $ 9,844
 5/24/01           $ 9,892                $ 9,876
 5/25/01           $ 9,788                $ 9,759
 5/26/01           $ 9,788                $ 9,759
 5/27/01           $ 9,788                $ 9,759
 5/28/01           $ 9,788                $ 9,759
 5/29/01           $ 9,588                $ 9,683
 5/30/01           $ 9,396                $ 9,532
 5/31/01           $ 9,528                $ 9,591
  6/1/01           $ 9,580                $ 9,628
  6/2/01           $ 9,580                $ 9,628
  6/3/01           $ 9,580                $ 9,628
  6/4/01           $ 9,588                $ 9,677
  6/5/01           $ 9,704                $ 9,803
  6/6/01           $ 9,608                $ 9,699
  6/7/01           $ 9,632                $ 9,752
  6/8/01           $ 9,532                $ 9,660
  6/9/01           $ 9,532                $ 9,660
 6/10/01           $ 9,532                $ 9,660
 6/11/01           $ 9,476                $ 9,580
 6/12/01           $ 9,472                $ 9,591
 6/13/01           $ 9,412                $ 9,482
 6/14/01           $ 9,160                $ 9,316
 6/15/01           $ 9,208                $ 9,274
 6/16/01           $ 9,208                $ 9,274
 6/17/01           $ 9,208                $ 9,274
 6/18/01           $ 9,064                $ 9,229
 6/19/01           $ 9,128                $ 9,260
 6/20/01           $ 9,404                $ 9,341
 6/21/01           $ 9,496                $ 9,447
 6/22/01           $ 9,324                $ 9,358
 6/23/01           $ 9,324                $ 9,358
 6/24/01           $ 9,324                $ 9,358
 6/25/01           $ 9,292                $ 9,306
 6/26/01           $ 9,212                $ 9,292
 6/27/01           $ 9,264                $ 9,249
 6/28/01           $ 9,324                $ 9,364
 6/29/01           $ 9,488                $ 9,351
 6/30/01           $ 9,488                $ 9,351
  7/1/01           $ 9,488                $ 9,351
  7/2/01           $ 9,468                $ 9,445
  7/3/01           $ 9,416                $ 9,427
  7/4/01           $ 9,416                $ 9,427
  7/5/01           $ 9,256                $ 9,311
  7/6/01           $ 8,992                $ 9,093
  7/7/01           $ 8,992                $ 9,093
  7/8/01           $ 8,992                $ 9,093
  7/9/01           $ 9,040                $ 9,155
 7/10/01           $ 8,952                $ 9,023
 7/11/01           $ 8,844                $ 9,013
 7/12/01           $ 9,120                $ 9,227
 7/13/01           $ 9,116                $ 9,284
 7/14/01           $ 9,116                $ 9,284
 7/15/01           $ 9,116                $ 9,284
 7/16/01           $ 9,104                $ 9,183
 7/17/01           $ 9,224                $ 9,275
 7/18/01           $ 8,904                $ 9,223
 7/19/01           $ 8,824                $ 9,279
 7/20/01           $ 8,816                $ 9,247
 7/21/01           $ 8,816                $ 9,247
 7/22/01           $ 8,816                $ 9,247
 7/23/01           $ 8,636                $ 9,096
 7/24/01           $ 8,540                $ 8,948
 7/25/01           $ 8,712                $ 9,092
 7/26/01           $ 8,884                $ 9,187
 7/27/01           $ 8,924                $ 9,209
 7/28/01           $ 8,924                $ 9,209
 7/29/01           $ 8,924                $ 9,209
 7/30/01           $ 8,832                $ 9,199
 7/31/01           $ 8,792                $ 9,250
  8/1/01           $ 8,884                $ 9,286
  8/2/01           $ 8,972                $ 9,323
  8/3/01           $ 8,876                $ 9,274
  8/4/01           $ 8,876                $ 9,274
  8/5/01           $ 8,876                $ 9,274
  8/6/01           $ 8,772                $ 9,168
  8/7/01           $ 8,792                $ 9,198
  8/8/01           $ 8,628                $ 9,039
  8/9/01           $ 8,628                $ 9,038
 8/10/01           $ 8,608                $ 8,958
 8/11/01           $ 8,608                $ 8,958
 8/12/01           $ 8,608                $ 8,958
 8/13/01           $ 8,548                $ 9,098
 8/14/01           $ 8,400                $ 9,063
 8/15/01           $ 8,320                $ 8,997
 8/16/01           $ 8,304                $ 9,024
 8/17/01           $ 8,156                $ 8,874
 8/18/01           $ 8,156                $ 8,874
 8/19/01           $ 8,156                $ 8,874
 8/20/01           $ 8,228                $ 8,946
 8/21/01           $ 8,180                $ 8,838
 8/22/01           $ 8,152                $ 8,899
 8/23/01           $ 8,128                $ 8,875
 8/24/01           $ 8,384                $ 9,049
 8/25/01           $ 8,384                $ 9,049
 8/26/01           $ 8,384                $ 9,049
 8/27/01           $ 8,368                $ 9,006
 8/28/01           $ 8,208                $ 8,870
 8/29/01           $ 8,028                $ 8,772
 8/30/01           $ 7,740                $ 8,622
 8/31/01           $ 7,872                $ 8,657
  9/1/01           $ 7,872                $ 8,657
  9/2/01           $ 7,872                $ 8,657
  9/3/01           $ 7,872                $ 8,657
  9/4/01           $ 7,840                $ 8,652
  9/5/01           $ 7,732                $ 8,643
  9/6/01           $ 7,520                $ 8,450
  9/7/01           $ 7,236                $ 8,292
  9/8/01           $ 7,236                $ 8,292
  9/9/01           $ 7,236                $ 8,292
 9/10/01           $ 7,228                $ 8,344
 9/11/01           $ 7,228                $ 8,344
 9/12/01           $ 7,228                $ 8,344
 9/13/01           $ 7,228                $ 8,344
 9/14/01           $ 7,228                $ 8,344
 9/15/01           $ 7,228                $ 8,344
 9/16/01           $ 7,228                $ 8,344
 9/17/01           $ 6,128                $ 7,933
 9/18/01           $ 5,972                $ 7,887
 9/19/01           $ 5,952                $ 7,760
 9/20/01           $ 5,676                $ 7,519
 9/21/01           $ 5,784                $ 7,376
 9/22/01           $ 5,784                $ 7,376
 9/23/01           $ 5,784                $ 7,376
 9/24/01           $ 6,080                $ 7,663
 9/25/01           $ 6,032                $ 7,731
 9/26/01           $ 5,984                $ 7,691
 9/27/01           $ 6,000                $ 7,779
 9/28/01           $ 6,136                $ 7,950
 9/29/01           $ 6,136                $ 7,950
 9/30/01           $ 6,136                $ 7,950
 10/1/01           $ 6,048                $ 7,931
 10/2/01           $ 6,172                $ 8,029
 10/3/01           $ 6,476                $ 8,189
 10/4/01           $ 6,476                $ 8,169
 10/5/01           $ 6,404                $ 8,182
 10/6/01           $ 6,404                $ 8,182
 10/7/01           $ 6,404                $ 8,182
 10/8/01           $ 6,248                $ 8,114
 10/9/01           $ 6,200                $ 8,070
10/10/01           $ 6,404                $ 8,256
10/11/01           $ 6,732                $ 8,381
10/12/01           $ 6,664                $ 8,337
10/13/01           $ 6,664                $ 8,337
10/14/01           $ 6,664                $ 8,337
10/15/01           $ 6,632                $ 8,324
10/16/01           $ 6,704                $ 8,382
10/17/01           $ 6,500                $ 8,226
10/18/01           $ 6,516                $ 8,161
10/19/01           $ 6,528                $ 8,198
10/20/01           $ 6,528                $ 8,198
10/21/01           $ 6,528                $ 8,198
10/22/01           $ 6,572                $ 8,324
10/23/01           $ 6,496                $ 8,284
10/24/01           $ 6,500                $ 8,288
10/25/01           $ 6,556                $ 8,401
10/26/01           $ 6,620                $ 8,436
10/27/01           $ 6,620                $ 8,436
10/28/01           $ 6,620                $ 8,436
10/29/01           $ 6,432                $ 8,235
10/30/01           $ 6,304                $ 8,094
10/31/01           $ 6,368                $ 8,094
 11/1/01           $ 6,480                $ 8,279
 11/2/01           $ 6,548                $ 8,303
 11/3/01           $ 6,548                $ 8,303
 11/4/01           $ 6,548                $ 8,303
 11/5/01           $ 6,620                $ 8,422
 11/6/01           $ 6,724                $ 8,545
 11/7/01           $ 6,664                $ 8,521
 11/8/01           $ 6,640                $ 8,542
 11/9/01           $ 6,620                $ 8,556
11/10/01           $ 6,620                $ 8,556
11/11/01           $ 6,620                $ 8,556
11/12/01           $ 6,632                $ 8,541
11/13/01           $ 6,820                $ 8,699
11/14/01           $ 6,888                $ 8,715
11/15/01           $ 7,012                $ 8,723
11/16/01           $ 6,956                $ 8,696
11/17/01           $ 6,956                $ 8,696
11/18/01           $ 6,956                $ 8,696
11/19/01           $ 7,016                $ 8,791
11/20/01           $ 6,952                $ 8,726
11/21/01           $ 6,884                $ 8,683
11/22/01           $ 6,884                $ 8,683
11/23/01           $ 6,940                $ 8,785
11/24/01           $ 6,940                $ 8,785
11/25/01           $ 6,940                $ 8,785
11/26/01           $ 6,980                $ 8,839
11/27/01           $ 6,916                $ 8,779
11/28/01           $ 6,836                $ 8,619
11/29/01           $ 6,900                $ 8,708
11/30/01           $ 6,980                $ 8,702
 12/1/01           $ 6,980                $ 8,702
 12/2/01           $ 6,980                $ 8,702
 12/3/01           $ 6,944                $ 8,629
 12/4/01           $ 7,044                $ 8,743
 12/5/01           $ 7,276                $ 8,938
 12/6/01           $ 7,272                $ 8,913
 12/7/01           $ 7,172                $ 8,846
 12/8/01           $ 7,172                $ 8,846
 12/9/01           $ 7,172                $ 8,846
12/10/01           $ 7,136                $ 8,706
12/11/01           $ 7,116                $ 8,681
12/12/01           $ 7,064                $ 8,684
12/13/01           $ 7,040                $ 8,549
12/14/01           $ 7,180                $ 8,577
12/15/01           $ 7,180                $ 8,577
12/16/01           $ 7,180                $ 8,577
12/17/01           $ 7,184                $ 8,663
12/18/01           $ 7,228                $ 8,728
12/19/01           $ 7,188                $ 8,779
12/20/01           $ 7,124                $ 8,706
12/21/01           $ 7,196                $ 8,744
12/22/01           $ 7,196                $ 8,744
12/23/01           $ 7,196                $ 8,744
12/24/01           $ 7,204                $ 8,742
12/25/01           $ 7,204                $ 8,742
12/26/01           $ 7,264                $ 8,778
12/27/01           $ 7,336                $ 8,837
12/28/01           $ 7,324                $ 8,867
12/29/01           $ 7,324                $ 8,867
12/30/01           $ 7,324                $ 8,867
12/31/01           $ 7,236                $ 8,768

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12-31-01

--------------------------------------------------------------------------------
                                                   SINCE INCEPTION (5-22-01)
                                                          TO 12-31-01
--------------------------------------------------------------------------------
LEISURE FUND                                                -27.64%

S&P 500 INDEX                                               -12.32%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

PRECIOUS METALS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the precious metals industry.

Inception: May 29, 1997

During the year, top fund holding Barrick Gold bought fund holding Homestake Mining. Gold producers have been consolidating as the price of the precious metal has dropped in recent years. Gold prices have been rising lately, but gold closed the year at approximately $279 an ounce, down 33% from 1996 levels. This is due to central banks selling their reserves, tame inflation and reduced investor demand. During the year, the gold industry announced plans for a major marketing initiative. After years of being an orphan in a very competitive marketplace, gold producers plan to jointly fund an unprecedented $200 million-a-year global marketing campaign.

[CHART OF CUMULATIVE FUND PERFORMANCE: MAY 29, 1997 - DECEMBER 31, 2001]

            PRECIOUS METALS FUND          S&P 500 INDEX
            --------------------          -------------
5/29/97                  $10,000                $10,000
5/30/97                  $ 9,790                $10,050
5/31/97                  $ 9,790                $10,050
 6/1/97                  $ 9,790                $10,050
 6/2/97                  $ 9,550                $10,027
 6/3/97                  $ 9,380                $10,016
 6/4/97                  $ 9,200                $ 9,953
 6/5/97                  $ 9,500                $ 9,992
 6/6/97                  $ 9,480                $10,165
 6/7/97                  $ 9,480                $10,165
 6/8/97                  $ 9,480                $10,165
 6/9/97                  $ 9,630                $10,223
6/10/97                  $ 9,570                $10,251
6/11/97                  $ 9,680                $10,302
6/12/97                  $ 9,740                $10,466
6/13/97                  $ 9,700                $10,583
6/14/97                  $ 9,700                $10,583
6/15/97                  $ 9,700                $10,583
6/16/97                  $ 9,540                $10,590
6/17/97                  $ 9,480                $10,596
6/18/97                  $ 9,230                $10,533
6/19/97                  $ 9,350                $10,638
6/20/97                  $ 9,060                $10,647
6/21/97                  $ 9,060                $10,647
6/22/97                  $ 9,060                $10,647
6/23/97                  $ 8,890                $10,409
6/24/97                  $ 8,790                $10,619
6/25/97                  $ 8,970                $10,532
6/26/97                  $ 9,000                $10,469
6/27/97                  $ 8,840                $10,512
6/28/97                  $ 8,840                $10,512
6/29/97                  $ 8,840                $10,512
6/30/97                  $ 8,870                $10,486
 7/1/97                  $ 9,010                $10,556
 7/2/97                  $ 8,850                $10,710
 7/3/97                  $ 8,780                $10,863
 7/4/97                  $ 8,780                $10,863
 7/5/97                  $ 8,780                $10,863
 7/6/97                  $ 8,780                $10,863
 7/7/97                  $ 8,080                $10,807
 7/8/97                  $ 8,300                $10,884
 7/9/97                  $ 8,220                $10,752
7/10/97                  $ 8,490                $10,826
7/11/97                  $ 8,700                $10,860
7/12/97                  $ 8,700                $10,860
7/13/97                  $ 8,700                $10,860
7/14/97                  $ 8,420                $10,880
7/15/97                  $ 8,320                $10,967
7/16/97                  $ 8,410                $11,096
7/17/97                  $ 8,710                $11,037
7/18/97                  $ 8,980                $10,844
7/19/97                  $ 8,980                $10,844
7/20/97                  $ 8,980                $10,844
7/21/97                  $ 8,730                $10,816
7/22/97                  $ 8,760                $11,065
7/23/97                  $ 8,670                $11,095
7/24/97                  $ 8,700                $11,139
7/25/97                  $ 8,790                $11,122
7/26/97                  $ 8,790                $11,122
7/27/97                  $ 8,790                $11,122
7/28/97                  $ 8,910                $11,094
7/29/97                  $ 8,870                $11,163
7/30/97                  $ 9,030                $11,282
7/31/97                  $ 9,050                $11,305
 8/1/97                  $ 9,070                $11,221
 8/2/97                  $ 9,070                $11,221
 8/3/97                  $ 9,070                $11,221
 8/4/97                  $ 9,020                $11,258
 8/5/97                  $ 8,820                $11,283
 8/6/97                  $ 9,000                $11,377
 8/7/97                  $ 9,080                $11,269
 8/8/97                  $ 9,470                $11,060
 8/9/97                  $ 9,470                $11,060
8/10/97                  $ 9,470                $11,060
8/11/97                  $ 9,490                $11,101
8/12/97                  $ 9,390                $10,977
8/13/97                  $ 9,470                $10,923
8/14/97                  $ 9,210                $10,956
8/15/97                  $ 9,280                $10,672
8/16/97                  $ 9,280                $10,672
8/17/97                  $ 9,280                $10,672
8/18/97                  $ 9,250                $10,810
8/19/97                  $ 9,120                $10,970
8/20/97                  $ 9,150                $11,128
8/21/97                  $ 9,240                $10,959
8/22/97                  $ 9,350                $10,941
8/23/97                  $ 9,350                $10,941
8/24/97                  $ 9,350                $10,941
8/25/97                  $ 9,280                $10,901
8/26/97                  $ 9,250                $10,817
8/27/97                  $ 9,100                $10,825
8/28/97                  $ 9,130                $10,706
8/29/97                  $ 9,080                $10,656
8/30/97                  $ 9,080                $10,656
8/31/97                  $ 9,080                $10,656
 9/1/97                  $ 9,080                $10,656
 9/2/97                  $ 9,080                $10,989
 9/3/97                  $ 9,010                $10,992
 9/4/97                  $ 9,020                $11,028
 9/5/97                  $ 8,980                $11,006
 9/6/97                  $ 8,980                $11,006
 9/7/97                  $ 8,980                $11,006
 9/8/97                  $ 8,700                $11,032
 9/9/97                  $ 8,770                $11,061
9/10/97                  $ 8,750                $10,888
9/11/97                  $ 8,620                $10,811
9/12/97                  $ 8,610                $10,946
9/13/97                  $ 8,610                $10,946
9/14/97                  $ 8,610                $10,946
9/15/97                  $ 8,480                $10,897
9/16/97                  $ 8,410                $11,203
9/17/97                  $ 8,460                $11,172
9/18/97                  $ 8,710                $11,223
9/19/97                  $ 8,680                $11,261
9/20/97                  $ 8,680                $11,261
9/21/97                  $ 8,680                $11,261
9/22/97                  $ 8,500                $11,319
9/23/97                  $ 8,680                $11,278
9/24/97                  $ 8,970                $11,189
9/25/97                  $ 9,460                $11,111
9/26/97                  $ 9,320                $11,198
9/27/97                  $ 9,320                $11,198
9/28/97                  $ 9,320                $11,198
9/29/97                  $ 9,620                $11,294
9/30/97                  $ 9,990                $11,222
10/1/97                  $ 9,860                $11,319
10/2/97                  $ 9,770                $11,379
10/3/97                  $ 9,950                $11,433
10/4/97                  $ 9,950                $11,433
10/5/97                  $ 9,950                $11,433
10/6/97                  $ 9,700                $11,523
10/7/97                  $ 9,650                $11,647
 10/8/97                 $ 9,930                $11,537
 10/9/97                 $ 9,600                $11,499
10/10/97                 $ 9,760                $11,456
10/11/97                 $ 9,760                $11,456
10/12/97                 $ 9,760                $11,456
10/13/97                 $ 9,740                $11,469
10/14/97                 $ 9,610                $11,495
10/15/97                 $ 9,520                $11,441
10/16/97                 $ 9,320                $11,317
10/17/97                 $ 9,220                $11,185
10/18/97                 $ 9,220                $11,185
10/19/97                 $ 9,220                $11,185
10/20/97                 $ 9,050                $11,321
10/21/97                 $ 9,290                $11,519
10/22/97                 $ 9,540                $11,474
10/23/97                 $ 9,600                $11,263
10/24/97                 $ 8,760                $11,156
10/25/97                 $ 8,760                $11,156
10/26/97                 $ 8,760                $11,156
10/27/97                 $ 7,770                $10,390
10/28/97                 $ 7,930                $10,914
10/29/97                 $ 7,690                $10,889
10/30/97                 $ 8,030                $10,706
10/31/97                 $ 7,810                $10,836
 11/1/97                 $ 7,810                $10,836
 11/2/97                 $ 7,810                $10,836
 11/3/97                 $ 7,840                $11,124
 11/4/97                 $ 7,780                $11,145
 11/5/97                 $ 7,630                $11,169
 11/6/97                 $ 7,520                $11,113
 11/7/97                 $ 7,340                $10,988
 11/8/97                 $ 7,340                $10,988
 11/9/97                 $ 7,340                $10,988
11/10/97                 $ 7,280                $10,913
11/11/97                 $ 7,280                $10,944
11/12/97                 $ 7,010                $10,733
11/13/97                 $ 7,180                $10,860
11/14/97                 $ 7,040                $10,998
11/15/97                 $ 7,040                $10,998
11/16/97                 $ 7,040                $10,998
11/17/97                 $ 7,010                $11,210
11/18/97                 $ 6,940                $11,115
11/19/97                 $ 6,870                $11,191
11/20/97                 $ 7,010                $11,361
11/21/97                 $ 7,000                $11,410
11/22/97                 $ 7,000                $11,410
11/23/97                 $ 7,000                $11,410
11/24/97                 $ 6,870                $11,215
11/25/97                 $ 6,760                $11,264
11/26/97                 $ 6,630                $11,274
11/27/97                 $ 6,630                $11,274
11/28/97                 $ 6,610                $11,319
11/29/97                 $ 6,610                $11,319
11/30/97                 $ 6,610                $11,319
 12/1/97                 $ 6,570                $11,548
 12/2/97                 $ 6,590                $11,511
 12/3/97                 $ 6,490                $11,572
 12/4/97                 $ 6,200                $11,528
 12/5/97                 $ 6,370                $11,655
 12/6/97                 $ 6,370                $11,655
 12/7/97                 $ 6,370                $11,655
 12/8/97                 $ 6,270                $11,638
 12/9/97                 $ 6,120                $11,560
12/10/97                 $ 6,370                $11,489
12/11/97                 $ 6,260                $11,313
12/12/97                 $ 6,400                $11,295
12/13/97                 $ 6,400                $11,295
12/14/97                 $ 6,400                $11,295
12/15/97                 $ 6,490                $11,413
12/16/97                 $ 6,460                $11,468
12/17/97                 $ 7,040                $11,439
12/18/97                 $ 6,850                $11,317
12/19/97                 $ 6,750                $11,217
12/20/97                 $ 6,750                $11,217
12/21/97                 $ 6,750                $11,217
12/22/97                 $ 6,790                $11,298
12/23/97                 $ 6,960                $11,126
12/24/97                 $ 7,130                $11,050
12/25/97                 $ 7,130                $11,050
12/26/97                 $ 7,050                $11,094
12/27/97                 $ 7,050                $11,094
12/28/97                 $ 7,050                $11,094
12/29/97                 $ 6,830                $11,294
12/30/97                 $ 7,120                $11,502
12/31/97                 $ 7,020                $11,497
  1/1/98                 $ 7,020                $11,497
  1/2/98                 $ 7,100                $11,551
  1/3/98                 $ 7,100                $11,551
  1/4/98                 $ 7,100                $11,551
  1/5/98                 $ 6,680                $11,575
  1/6/98                 $ 6,520                $11,451
  1/7/98                 $ 6,610                $11,421
  1/8/98                 $ 6,210                $11,326
  1/9/98                 $ 6,030                $10,990
 1/10/98                 $ 6,030                $10,990
 1/11/98                 $ 6,030                $10,990
 1/12/98                 $ 5,860                $11,127
 1/13/98                 $ 6,310                $11,280
 1/14/98                 $ 6,330                $11,349
 1/15/98                 $ 6,600                $11,263
 1/16/98                 $ 6,810                $11,391
 1/17/98                 $ 6,810                $11,391
 1/18/98                 $ 6,810                $11,391
 1/19/98                 $ 6,810                $11,391
 1/20/98                 $ 6,570                $11,593
 1/21/98                 $ 6,700                $11,501
 1/22/98                 $ 6,530                $11,409
 1/23/98                 $ 7,190                $11,344
 1/24/98                 $ 7,190                $11,344
 1/25/98                 $ 7,190                $11,344
 1/26/98                 $ 7,200                $11,337
 1/27/98                 $ 7,300                $11,480
 1/28/98                 $ 7,420                $11,580
 1/29/98                 $ 7,070                $11,675
 1/30/98                 $ 7,040                $11,613
 1/31/98                 $ 7,040                $11,613
  2/1/98                 $ 7,040                $11,613
  2/2/98                 $ 7,050                $11,862
  2/3/98                 $ 6,660                $11,918
  2/4/98                 $ 7,050                $11,929
  2/5/98                 $ 7,140                $11,889
  2/6/98                 $ 7,160                $11,995
  2/7/98                 $ 7,160                $11,995
  2/8/98                 $ 7,160                $11,995
  2/9/98                 $ 7,280                $11,974
 2/10/98                 $ 7,120                $12,072
 2/11/98                 $ 7,000                $12,084
 2/12/98                 $ 7,090                $12,133
 2/13/98                 $ 7,200                $12,085
 2/14/98                 $ 7,200                $12,085
 2/15/98                 $ 7,200                $12,085
 2/16/98                 $ 7,200                $12,085
 2/17/98                 $ 6,900                $12,117
 2/18/98                 $ 6,870                $12,227
 2/19/98                 $ 6,810                $12,182
 2/20/98                 $ 6,680                $12,252
 2/21/98                 $ 6,680                $12,252
 2/22/98                 $ 6,680                $12,252
 2/23/98                 $ 6,560                $12,299
 2/24/98                 $ 6,480                $12,209
 2/25/98                 $ 6,520                $12,355
 2/26/98                 $ 6,860                $12,424
 2/27/98                 $ 7,110                $12,432
 2/28/98                 $ 7,110                $12,432
  3/1/98                 $ 7,110                $12,432
  3/2/98                 $ 7,080                $12,412
  3/3/98                 $ 6,960                $12,463
  3/4/98                 $ 6,970                $12,408
  3/5/98                 $ 6,880                $12,262
  3/6/98                 $ 7,030                $12,507
  3/7/98                 $ 7,030                $12,507
  3/8/98                 $ 7,030                $12,507
  3/9/98                 $ 7,250                $12,467
 3/10/98                 $ 7,350                $12,608
 3/11/98                 $ 7,130                $12,658
 3/12/98                 $ 7,110                $12,675
 3/13/98                 $ 7,200                $12,660
 3/14/98                 $ 7,200                $12,660
 3/15/98                 $ 7,200                $12,660
 3/16/98                 $ 7,080                $12,786
 3/17/98                 $ 6,840                $12,800
 3/18/98                 $ 6,820                $12,860
 3/19/98                 $ 6,760                $12,910
 3/20/98                 $ 6,690                $13,022
 3/21/98                 $ 6,690                $13,022
 3/22/98                 $ 6,690                $13,022
 3/23/98                 $ 7,210                $12,979
 3/24/98                 $ 7,130                $13,099
 3/25/98                 $ 7,040                $13,054
 3/26/98                 $ 7,600                $13,041
 3/27/98                 $ 7,800                $12,978
 3/28/98                 $ 7,800                $12,978
 3/29/98                 $ 7,800                $12,978
 3/30/98                 $ 7,700                $12,955
 3/31/98                 $ 7,650                $13,052
  4/1/98                 $ 7,530                $13,128
  4/2/98                 $ 7,700                $13,269
  4/3/98                 $ 8,180                $13,301
  4/4/98                 $ 8,180                $13,301
  4/5/98                 $ 8,180                $13,301
  4/6/98                 $ 8,320                $13,285
  4/7/98                 $ 8,040                $13,145
  4/8/98                 $ 8,280                $13,051
  4/9/98                 $ 7,970                $13,158
 4/10/98                 $ 7,970                $13,158
 4/11/98                 $ 7,970                $13,158
 4/12/98                 $ 7,970                $13,158
 4/13/98                 $ 8,040                $13,146
 4/14/98                 $ 7,850                $13,218
 4/15/98                 $ 7,900                $13,261
 4/16/98                 $ 7,960                $13,128
 4/17/98                 $ 7,810                $13,301
 4/18/98                 $ 7,810                $13,301
 4/19/98                 $ 7,810                $13,301
 4/20/98                 $ 7,790                $13,312
 4/21/98                 $ 8,330                $13,344
 4/22/98                 $ 8,650                $13,387
 4/23/98                 $ 8,670                $13,264
 4/24/98                 $ 8,370                $13,125
 4/25/98                 $ 8,370                $13,125
 4/26/98                 $ 8,370                $13,125
 4/27/98                 $ 8,040                $12,872
 4/28/98                 $ 8,210                $12,855
 4/29/98                 $ 8,360                $12,968
 4/30/98                 $ 8,170                $13,171
  5/1/98                 $ 7,950                $13,280
  5/2/98                 $ 7,950                $13,280
  5/3/98                 $ 7,950                $13,280
  5/4/98                 $ 7,970                $13,293
  5/5/98                 $ 8,010                $13,217
  5/6/98                 $ 7,930                $13,090
  5/7/98                 $ 7,680                $12,974
  5/8/98                 $ 7,800                $13,128
  5/9/98                 $ 7,800                $13,128
 5/10/98                 $ 7,800                $13,128
 5/11/98                 $ 7,960                $13,110
 5/12/98                 $ 7,690                $13,219
 5/13/98                 $ 7,720                $13,255
 5/14/98                 $ 7,760                $13,237
 5/15/98                 $ 7,810                $13,135
 5/16/98                 $ 7,810                $13,135
 5/17/98                 $ 7,810                $13,135
 5/18/98                 $ 7,530                $13,101
 5/19/98                 $ 7,500                $13,144
 5/20/98                 $ 7,500                $13,258
 5/21/98                 $ 7,580                $13,205
 5/22/98                 $ 7,500                $13,156
 5/23/98                 $ 7,500                $13,156
 5/24/98                 $ 7,500                $13,156
 5/25/98                 $ 7,500                $13,156
 5/26/98                 $ 7,060                $12,961
 5/27/98                 $ 6,930                $12,940
 5/28/98                 $ 7,060                $13,003
 5/29/98                 $ 6,920                $12,923
 5/30/98                 $ 6,920                $12,923
 5/31/98                 $ 6,920                $12,923
  6/1/98                 $ 6,570                $12,925
  6/2/98                 $ 6,780                $12,949
  6/3/98                 $ 6,790                $12,827
  6/4/98                 $ 6,740                $12,970
  6/5/98                 $ 6,730                $13,196
  6/6/98                 $ 6,730                $13,196
  6/7/98                 $ 6,730                $13,196
  6/8/98                 $ 7,090                $13,218
  6/9/98                 $ 6,810                $13,250
 6/10/98                 $ 6,680                $13,177
 6/11/98                 $ 6,370                $12,967
 6/12/98                 $ 6,310                $13,018
 6/13/98                 $ 6,310                $13,018
 6/14/98                 $ 6,310                $13,018
 6/15/98                 $ 6,110                $12,759
 6/16/98                 $ 6,340                $12,885
 6/17/98                 $ 6,520                $13,116
 6/18/98                 $ 6,390                $13,107
 6/19/98                 $ 6,430                $13,039
 6/20/98                 $ 6,430                $13,039
 6/21/98                 $ 6,430                $13,039
 6/22/98                 $ 6,300                $13,070
 6/23/98                 $ 6,430                $13,263
 6/24/98                 $ 6,270                $13,421
 6/25/98                 $ 6,390                $13,379
 6/26/98                 $ 6,420                $13,425
 6/27/98                 $ 6,420                $13,425
 6/28/98                 $ 6,420                $13,425
 6/29/98                 $ 6,340                $13,488
 6/30/98                 $ 6,610                $13,433
  7/1/98                 $ 6,530                $13,607
  7/2/98                 $ 6,340                $13,582
  7/3/98                 $ 6,340                $13,582
  7/4/98                 $ 6,340                $13,582
  7/5/98                 $ 6,340                $13,582
  7/6/98                 $ 6,370                $13,711
  7/7/98                 $ 6,590                $13,679
  7/8/98                 $ 6,480                $13,818
  7/9/98                 $ 6,280                $13,725
 7/10/98                 $ 6,210                $13,794
 7/11/98                 $ 6,210                $13,794
 7/12/98                 $ 6,210                $13,794
 7/13/98                 $ 6,170                $13,804
 7/14/98                 $ 6,310                $13,951
 7/15/98                 $ 6,250                $13,918
 7/16/98                 $ 6,420                $14,027
 7/17/98                 $ 6,470                $14,059
 7/18/98                 $ 6,470                $14,059
 7/19/98                 $ 6,470                $14,059
 7/20/98                 $ 6,560                $14,028
 7/21/98                 $ 6,390                $13,803
 7/22/98                 $ 6,410                $13,791
 7/23/98                 $ 6,170                $13,503
 7/24/98                 $ 6,080                $13,515
 7/25/98                 $ 6,080                $13,515
 7/26/98                 $ 6,080                $13,515
 7/27/98                 $ 5,990                $13,592
 7/28/98                 $ 6,110                $13,390
 7/29/98                 $ 5,980                $13,330
 7/30/98                 $ 6,070                $13,539
 7/31/98                 $ 5,790                $13,277
  8/1/98                 $ 5,790                $13,277
  8/2/98                 $ 5,790                $13,277
  8/3/98                 $ 5,680                $13,179
  8/4/98                 $ 5,760                $12,701
  8/5/98                 $ 5,840                $12,812
  8/6/98                 $ 5,840                $12,909
  8/7/98                 $ 5,810                $12,907
  8/8/98                 $ 5,810                $12,907
  8/9/98                 $ 5,810                $12,907
 8/10/98                 $ 5,810                $12,832
 8/11/98                 $ 5,570                $12,664
 8/12/98                 $ 5,550                $12,845
 8/13/98                 $ 5,600                $12,734
 8/14/98                 $ 5,520                $12,590
 8/15/98                 $ 5,520                $12,590
 8/16/98                 $ 5,520                $12,590
 8/17/98                 $ 5,540                $12,838
 8/18/98                 $ 5,580                $13,046
 8/19/98                 $ 5,680                $13,009
 8/20/98                 $ 5,850                $12,932
 8/21/98                 $ 5,660                $12,809
 8/22/98                 $ 5,660                $12,809
 8/23/98                 $ 5,660                $12,809
 8/24/98                 $ 5,580                $12,891
 8/25/98                 $ 5,480                $12,947
 8/26/98                 $ 5,300                $12,844
 8/27/98                 $ 5,000                $12,352
 8/28/98                 $ 4,750                $12,170
 8/29/98                 $ 4,750                $12,170
 8/30/98                 $ 4,750                $12,170
 8/31/98                 $ 4,500                $11,344
  9/1/98                 $ 4,710                $11,779
  9/2/98                 $ 4,770                $11,734
  9/3/98                 $ 5,340                $11,637
  9/4/98                 $ 5,890                $11,538
  9/5/98                 $ 5,890                $11,538
  9/6/98                 $ 5,890                $11,538
  9/7/98                 $ 5,890                $11,538
  9/8/98                 $ 5,810                $12,125
  9/9/98                 $ 5,550                $11,920
 9/10/98                 $ 6,170                $11,612
 9/11/98                 $ 6,160                $11,954
 9/12/98                 $ 6,160                $11,954
 9/13/98                 $ 6,160                $11,954
 9/14/98                 $ 6,070                $12,199
 9/15/98                 $ 5,910                $12,293
 9/16/98                 $ 5,800                $12,386
 9/17/98                 $ 6,100                $12,071
 9/18/98                 $ 6,140                $12,085
 9/19/98                 $ 6,140                $12,085
 9/20/98                 $ 6,140                $12,085
 9/21/98                 $ 5,830                $12,130
 9/22/98                 $ 5,870                $12,200
 9/23/98                 $ 6,260                $12,630
 9/24/98                 $ 6,740                $12,353
 9/25/98                 $ 6,660                $12,377
 9/26/98                 $ 6,660                $12,377
 9/27/98                 $ 6,660                $12,377
 9/28/98                 $ 7,050                $12,424
 9/29/98                 $ 6,600                $12,428
 9/30/98                 $ 6,730                $12,049
 10/1/98                 $ 7,110                $11,686
 10/2/98                 $ 7,430                $11,878
 10/3/98                 $ 7,430                $11,878
 10/4/98                 $ 7,430                $11,878
 10/5/98                 $ 7,020                $11,711
 10/6/98                 $ 7,230                $11,664
 10/7/98                 $ 7,750                $11,500
 10/8/98                 $ 7,460                $11,366
 10/9/98                 $ 6,870                $11,661
10/10/98                 $ 6,870                $11,661
10/11/98                 $ 6,870                $11,661
10/12/98                 $ 6,820                $11,820
10/13/98                 $ 6,600                $11,785
10/14/98                 $ 6,350                $11,913
10/15/98                 $ 6,770                $12,410
10/16/98                 $ 6,840                $12,515
10/17/98                 $ 6,840                $12,515
10/18/98                 $ 6,840                $12,515
10/19/98                 $ 6,570                $12,586
10/20/98                 $ 6,680                $12,604
10/21/98                 $ 6,510                $12,675
10/22/98                 $ 6,360                $12,777
10/23/98                 $ 6,250                $12,684
10/24/98                 $ 6,250                $12,684
10/25/98                 $ 6,250                $12,684
10/26/98                 $ 6,180                $12,704
10/27/98                 $ 6,680                $12,621
10/28/98                 $ 6,590                $12,654
10/29/98                 $ 6,730                $12,865
10/30/98                 $ 6,750                $13,016
10/31/98                 $ 6,750                $13,016
 11/1/98                 $ 6,750                $13,016
 11/2/98                 $ 6,590                $13,169
 11/3/98                 $ 6,550                $13,160
 11/4/98                 $ 7,090                $13,253
 11/5/98                 $ 7,430                $13,431
 11/6/98                 $ 7,100                $13,518
 11/7/98                 $ 7,100                $13,518
 11/8/98                 $ 7,100                $13,518
 11/9/98                 $ 7,080                $13,389
11/10/98                 $ 6,990                $13,366
11/11/98                 $ 6,850                $13,280
11/12/98                 $ 7,280                $13,241
11/13/98                 $ 7,010                $13,336
11/14/98                 $ 7,010                $13,336
11/15/98                 $ 7,010                $13,336
11/16/98                 $ 6,750                $13,457
11/17/98                 $ 6,830                $13,498
11/18/98                 $ 7,000                $13,559
11/19/98                 $ 6,940                $13,655
11/20/98                 $ 6,900                $13,785
11/21/98                 $ 6,900                $13,785
11/22/98                 $ 6,900                $13,785
11/23/98                 $ 7,010                $14,077
11/24/98                 $ 6,830                $14,015
11/25/98                 $ 6,750                $14,061
11/26/98                 $ 6,750                $14,061
11/27/98                 $ 6,690                $14,125
11/28/98                 $ 6,690                $14,125
11/29/98                 $ 6,690                $14,125
11/30/98                 $ 6,370                $13,786
 12/1/98                 $ 6,390                $13,924
 12/2/98                 $ 6,230                $13,876
 12/3/98                 $ 5,940                $13,626
 12/4/98                 $ 6,030                $13,941
 12/5/98                 $ 6,030                $13,941
 12/6/98                 $ 6,030                $13,941
 12/7/98                 $ 6,180                $14,071
 12/8/98                 $ 5,920                $13,996
 12/9/98                 $ 5,830                $14,021
12/10/98                 $ 6,220                $13,802
12/11/98                 $ 5,920                $13,819
12/12/98                 $ 5,920                $13,819
12/13/98                 $ 5,920                $13,819
12/14/98                 $ 5,910                $13,520
12/15/98                 $ 5,960                $13,776
12/16/98                 $ 6,270                $13,766
12/17/98                 $ 5,950                $13,979
12/18/98                 $ 5,820                $14,075
12/19/98                 $ 5,820                $14,075
12/20/98                 $ 5,820                $14,075
12/21/98                 $ 5,700                $14,250
12/22/98                 $ 5,500                $14,259
12/23/98                 $ 5,680                $14,555
12/24/98                 $ 5,700                $14,528
12/25/98                 $ 5,700                $14,528
12/26/98                 $ 5,700                $14,528
12/27/98                 $ 5,700                $14,528
12/28/98                 $ 5,590                $14,518
12/29/98                 $ 5,830                $14,712
12/30/98                 $ 5,710                $14,595
12/31/98                 $ 5,810                $14,563
  1/1/99                 $ 5,810                $14,563
  1/2/99                 $ 5,810                $14,563
  1/3/99                 $ 5,810                $14,563
  1/4/99                 $ 5,790                $14,549
  1/5/99                 $ 5,930                $14,747
  1/6/99                 $ 6,070                $15,073
  1/7/99                 $ 6,390                $15,042
  1/8/99                 $ 6,450                $15,106
  1/9/99                 $ 6,450                $15,106
 1/10/99                 $ 6,450                $15,106
 1/11/99                 $ 6,620                $14,973
 1/12/99                 $ 6,180                $14,684
 1/13/99                 $ 6,130                $14,624
 1/14/99                 $ 6,050                $14,361
 1/15/99                 $ 6,060                $14,729
 1/16/99                 $ 6,060                $14,729
 1/17/99                 $ 6,060                $14,729
 1/18/99                 $ 6,060                $14,729
 1/19/99                 $ 5,960                $14,819
 1/20/99                 $ 5,990                $14,887
 1/21/99                 $ 6,030                $14,633
 1/22/99                 $ 5,890                $14,515
 1/23/99                 $ 5,890                $14,515
 1/24/99                 $ 5,890                $14,515
 1/25/99                 $ 5,810                $14,619
 1/26/99                 $ 5,570                $14,836
 1/27/99                 $ 5,440                $14,728
 1/28/99                 $ 5,480                $14,991
 1/29/99                 $ 5,580                $15,160
 1/30/99                 $ 5,580                $15,160
 1/31/99                 $ 5,580                $15,160
  2/1/99                 $ 5,790                $15,081
  2/2/99                 $ 5,810                $14,951
  2/3/99                 $ 5,670                $15,070
  2/4/99                 $ 5,970                $14,791
  2/5/99                 $ 5,960                $14,683
  2/6/99                 $ 5,960                $14,683
  2/7/99                 $ 5,960                $14,683
  2/8/99                 $ 6,010                $14,735
  2/9/99                 $ 5,580                $14,408
 2/10/99                 $ 5,590                $14,495
 2/11/99                 $ 5,540                $14,857
 2/12/99                 $ 5,840                $14,573
 2/13/99                 $ 5,840                $14,573
 2/14/99                 $ 5,840                $14,573
 2/15/99                 $ 5,840                $14,573
 2/16/99                 $ 5,600                $14,712
 2/17/99                 $ 5,470                $14,501
 2/18/99                 $ 5,450                $14,658
 2/19/99                 $ 5,490                $14,681
 2/20/99                 $ 5,490                $14,681
 2/21/99                 $ 5,490                $14,681
 2/22/99                 $ 5,460                $15,071
 2/23/99                 $ 5,400                $15,060
 2/24/99                 $ 5,340                $14,849
 2/25/99                 $ 5,380                $14,750
 2/26/99                 $ 5,300                $14,670
 2/27/99                 $ 5,300                $14,670
 2/28/99                 $ 5,300                $14,670
  3/1/99                 $ 5,320                $14,645
  3/2/99                 $ 5,320                $14,518
  3/3/99                 $ 5,380                $14,545
  3/4/99                 $ 5,460                $14,769
  3/5/99                 $ 5,430                $15,110
  3/6/99                 $ 5,430                $15,110
  3/7/99                 $ 5,430                $15,110
  3/8/99                 $ 5,680                $15,197
  3/9/99                 $ 5,680                $15,162
 3/10/99                 $ 5,740                $15,245
 3/11/99                 $ 5,730                $15,374
 3/12/99                 $ 5,540                $15,337
 3/13/99                 $ 5,540                $15,337
 3/14/99                 $ 5,540                $15,337
 3/15/99                 $ 5,370                $15,487
 3/16/99                 $ 5,440                $15,476
 3/17/99                 $ 5,470                $15,375
 3/18/99                 $ 5,400                $15,597
 3/19/99                 $ 5,470                $15,393
 3/20/99                 $ 5,470                $15,393
 3/21/99                 $ 5,470                $15,393
 3/22/99                 $ 5,480                $15,366
 3/23/99                 $ 5,350                $14,953
 3/24/99                 $ 5,500                $15,029
 3/25/99                 $ 5,430                $15,283
 3/26/99                 $ 5,330                $15,197
 3/27/99                 $ 5,330                $15,197
 3/28/99                 $ 5,330                $15,197
 3/29/99                 $ 5,130                $15,522
 3/30/99                 $ 4,960                $15,410
 3/31/99                 $ 5,240                $15,240
  4/1/99                 $ 5,150                $15,327
  4/2/99                 $ 5,150                $15,327
  4/3/99                 $ 5,150                $15,327
  4/4/99                 $ 5,150                $15,327
  4/5/99                 $ 5,020                $15,651
  4/6/99                 $ 5,080                $15,613
  4/7/99                 $ 5,070                $15,720
  4/8/99                 $ 5,000                $15,922
  4/9/99                 $ 5,180                $15,974
 4/10/99                 $ 5,180                $15,974
 4/11/99                 $ 5,180                $15,974
 4/12/99                 $ 5,360                $16,096
 4/13/99                 $ 5,340                $15,991
 4/14/99                 $ 5,150                $15,738
 4/15/99                 $ 5,530                $15,672
 4/16/99                 $ 5,900                $15,626
 4/17/99                 $ 5,900                $15,626
 4/18/99                 $ 5,900                $15,626
 4/19/99                 $ 6,070                $15,276
 4/20/99                 $ 5,870                $15,474
 4/21/99                 $ 5,720                $15,829
 4/22/99                 $ 5,970                $16,098
 4/23/99                 $ 5,900                $16,075
 4/24/99                 $ 5,900                $16,075
 4/25/99                 $ 5,900                $16,075
 4/26/99                 $ 5,720                $16,112
 4/27/99                 $ 6,040                $16,145
 4/28/99                 $ 6,310                $16,004
 4/29/99                 $ 6,490                $15,909
 4/30/99                 $ 6,380                $15,818
  5/1/99                 $ 6,380                $15,818
  5/2/99                 $ 6,380                $15,818
  5/3/99                 $ 6,590                $16,048
  5/4/99                 $ 6,490                $15,780
  5/5/99                 $ 6,910                $15,962
  5/6/99                 $ 7,170                $15,781
  5/7/99                 $ 6,270                $15,934
  5/8/99                 $ 6,270                $15,934
  5/9/99                 $ 6,270                $15,934
 5/10/99                 $ 5,830                $15,879
 5/11/99                 $ 5,970                $16,060
 5/12/99                 $ 5,840                $16,159
 5/13/99                 $ 5,960                $16,201
 5/14/99                 $ 5,960                $15,849
 5/15/99                 $ 5,960                $15,849
 5/16/99                 $ 5,960                $15,849
 5/17/99                 $ 5,740                $15,869
 5/18/99                 $ 5,530                $15,796
 5/19/99                 $ 5,660                $15,925
 5/20/99                 $ 5,550                $15,861
 5/21/99                 $ 5,530                $15,760
 5/22/99                 $ 5,530                $15,760
 5/23/99                 $ 5,530                $15,760
 5/24/99                 $ 5,430                $15,484
 5/25/99                 $ 5,220                $15,216
 5/26/99                 $ 5,270                $15,457
 5/27/99                 $ 5,350                $15,181
 5/28/99                 $ 5,240                $15,423
 5/29/99                 $ 5,240                $15,423
 5/30/99                 $ 5,240                $15,423
 5/31/99                 $ 5,240                $15,423
  6/1/99                 $ 5,170                $15,333
  6/2/99                 $ 5,270                $15,340
  6/3/99                 $ 5,400                $15,396
  6/4/99                 $ 5,380                $15,730
  6/5/99                 $ 5,380                $15,730
  6/6/99                 $ 5,380                $15,730
  6/7/99                 $ 5,360                $15,810
  6/8/99                 $ 5,250                $15,606
  6/9/99                 $ 5,170                $15,622
 6/10/99                 $ 5,340                $15,435
 6/11/99                 $ 5,430                $15,326
 6/12/99                 $ 5,430                $15,326
 6/13/99                 $ 5,430                $15,326
 6/14/99                 $ 5,320                $15,330
 6/15/99                 $ 5,310                $15,415
 6/16/99                 $ 5,240                $15,761
 6/17/99                 $ 5,270                $15,874
 6/18/99                 $ 5,340                $15,909
 6/19/99                 $ 5,340                $15,909
 6/20/99                 $ 5,340                $15,909
 6/21/99                 $ 5,240                $15,982
 6/22/99                 $ 5,120                $15,826
 6/23/99                 $ 5,390                $15,793
 6/24/99                 $ 5,310                $15,588
 6/25/99                 $ 5,430                $15,582
 6/26/99                 $ 5,430                $15,582
 6/27/99                 $ 5,430                $15,582
 6/28/99                 $ 5,440                $15,773
 6/29/99                 $ 5,570                $16,011
 6/30/99                 $ 5,740                $16,262
  7/1/99                 $ 5,710                $16,360
  7/2/99                 $ 5,730                $16,482
  7/3/99                 $ 5,730                $16,482
  7/4/99                 $ 5,730                $16,482
  7/5/99                 $ 5,730                $16,482
  7/6/99                 $ 5,390                $16,445
  7/7/99                 $ 5,360                $16,537
  7/8/99                 $ 5,250                $16,520
  7/9/99                 $ 5,320                $16,625
 7/10/99                 $ 5,320                $16,625
 7/11/99                 $ 5,320                $16,625
 7/12/99                 $ 5,210                $16,575
 7/13/99                 $ 5,190                $16,510
 7/14/99                 $ 5,150                $16,564
 7/15/99                 $ 5,060                $16,700
 7/16/99                 $ 5,050                $16,808
 7/17/99                 $ 5,050                $16,808
 7/18/99                 $ 5,050                $16,808
 7/19/99                 $ 4,930                $16,676
 7/20/99                 $ 5,020                $16,315
 7/21/99                 $ 5,240                $16,340
 7/22/99                 $ 5,250                $16,123
 7/23/99                 $ 5,190                $16,076
 7/24/99                 $ 5,190                $16,076
 7/25/99                 $ 5,190                $16,076
 7/26/99                 $ 5,190                $15,967
 7/27/99                 $ 5,210                $16,146
 7/28/99                 $ 5,240                $16,176
 7/29/99                 $ 5,470                $15,887
 7/30/99                 $ 5,300                $15,741
 7/31/99                 $ 5,300                $15,741
  8/1/99                 $ 5,300                $15,741
  8/2/99                 $ 5,190                $15,733
  8/3/99                 $ 5,490                $15,664
  8/4/99                 $ 5,580                $15,464
  8/5/99                 $ 5,550                $15,564
  8/6/99                 $ 5,410                $15,405
  8/7/99                 $ 5,410                $15,405
  8/8/99                 $ 5,410                $15,405
  8/9/99                 $ 5,730                $15,375
 8/10/99                 $ 5,590                $15,181
 8/11/99                 $ 5,810                $15,424
 8/12/99                 $ 5,690                $15,379
 8/13/99                 $ 5,650                $15,729
 8/14/99                 $ 5,650                $15,729
 8/15/99                 $ 5,650                $15,729
 8/16/99                 $ 5,510                $15,766
 8/17/99                 $ 5,690                $15,924
 8/18/99                 $ 5,370                $15,790
 8/19/99                 $ 5,490                $15,681
 8/20/99                 $ 5,540                $15,835
 8/21/99                 $ 5,540                $15,835
 8/22/99                 $ 5,540                $15,835
 8/23/99                 $ 5,630                $16,115
 8/24/99                 $ 5,440                $16,153
 8/25/99                 $ 5,360                $16,370
 8/26/99                 $ 5,550                $16,136
 8/27/99                 $ 5,510                $15,973
 8/28/99                 $ 5,510                $15,973
 8/29/99                 $ 5,510                $15,973
 8/30/99                 $ 5,330                $15,686
 8/31/99                 $ 5,510                $15,643
  9/1/99                 $ 5,460                $15,769
  9/2/99                 $ 5,520                $15,627
  9/3/99                 $ 5,340                $16,079
  9/4/99                 $ 5,340                $16,079
  9/5/99                 $ 5,340                $16,079
  9/6/99                 $ 5,340                $16,079
  9/7/99                 $ 5,440                $15,999
  9/8/99                 $ 5,360                $15,924
  9/9/99                 $ 5,488                $15,966
 9/10/99                 $ 5,375                $16,013
 9/11/99                 $ 5,375                $16,013
 9/12/99                 $ 5,375                $16,013
 9/13/99                 $ 5,282                $15,924
 9/14/99                 $ 5,282                $15,831
 9/15/99                 $ 5,200                $15,614
 9/16/99                 $ 5,230                $15,620
 9/17/99                 $ 5,200                $15,821
 9/18/99                 $ 5,200                $15,821
 9/19/99                 $ 5,200                $15,821
 9/20/99                 $ 5,241                $15,822
 9/21/99                 $ 5,592                $15,491
 9/22/99                 $ 5,633                $15,526
 9/23/99                 $ 5,653                $15,173
 9/24/99                 $ 5,757                $15,133
 9/25/99                 $ 5,757                $15,133
 9/26/99                 $ 5,757                $15,133
 9/27/99                 $ 6,964                $15,203
 9/28/99                 $ 6,933                $15,190
 9/29/99                 $ 6,592                $15,026
 9/30/99                 $ 6,499                $15,196
 10/1/99                 $ 6,737                $15,197
 10/2/99                 $ 6,737                $15,197
 10/3/99                 $ 6,737                $15,197
 10/4/99                 $ 7,232                $15,456
 10/5/99                 $ 6,819                $15,417
 10/6/99                 $ 6,664                $15,702
 10/7/99                 $ 6,458                $15,610
 10/8/99                 $ 6,211                $15,828
 10/9/99                 $ 6,211                $15,828
10/10/99                 $ 6,211                $15,828
10/11/99                 $ 6,510                $15,818
10/12/99                 $ 6,241                $15,556
10/13/99                 $ 6,613                $15,230
10/14/99                 $ 6,283                $15,205
10/15/99                 $ 6,314                $14,778
10/16/99                 $ 6,314                $14,778
10/17/99                 $ 6,314                $14,778
10/18/99                 $ 6,138                $14,858
10/19/99                 $ 5,922                $14,943
10/20/99                 $ 5,922                $15,276
10/21/99                 $ 6,087                $15,207
10/22/99                 $ 5,942                $15,421
10/23/99                 $ 5,942                $15,421
10/24/99                 $ 5,942                $15,421
10/25/99                 $ 5,911                $15,326
10/26/99                 $ 5,530                $15,187
10/27/99                 $ 5,653                $15,362
10/28/99                 $ 5,581                $15,904
10/29/99                 $ 5,550                $16,147
10/30/99                 $ 5,550                $16,147
10/31/99                 $ 5,550                $16,147
 11/1/99                 $ 5,354                $16,042
 11/2/99                 $ 5,509                $15,967
 11/3/99                 $ 5,457                $16,052
 11/4/99                 $ 5,426                $16,143
 11/5/99                 $ 5,272                $16,233
 11/6/99                 $ 5,272                $16,233
 11/7/99                 $ 5,272                $16,233
 11/8/99                 $ 5,416                $16,313
 11/9/99                 $ 5,561                $16,174
11/10/99                 $ 5,911                $16,271
11/11/99                 $ 5,653                $16,366
11/12/99                 $ 5,612                $16,539
11/13/99                 $ 5,612                $16,539
11/14/99                 $ 5,612                $16,539
11/15/99                 $ 5,726                $16,519
11/16/99                 $ 5,622                $16,823
11/17/99                 $ 5,468                $16,713
11/18/99                 $ 5,488                $16,881
11/19/99                 $ 5,468                $16,846
11/20/99                 $ 5,468                $16,846
11/21/99                 $ 5,468                $16,846
11/22/99                 $ 5,323                $16,834
11/23/99                 $ 5,684                $16,641
11/24/99                 $ 5,901                $16,788
11/25/99                 $ 5,901                $16,788
11/26/99                 $ 5,880                $16,783
11/27/99                 $ 5,880                $16,783
11/28/99                 $ 5,880                $16,783
11/29/99                 $ 5,478                $16,679
11/30/99                 $ 5,478                $16,456
 12/1/99                 $ 5,416                $16,559
 12/2/99                 $ 5,303                $16,693
 12/3/99                 $ 5,282                $16,980
 12/4/99                 $ 5,282                $16,980
 12/5/99                 $ 5,282                $16,980
 12/6/99                 $ 5,210                $16,862
 12/7/99                 $ 5,488                $16,694
 12/8/99                 $ 5,385                $16,632
 12/9/99                 $ 5,220                $16,682
12/10/99                 $ 5,230                $16,788
12/11/99                 $ 5,230                $16,788
12/12/99                 $ 5,230                $16,788
12/13/99                 $ 5,375                $16,766
12/14/99                 $ 5,169                $16,623
12/15/99                 $ 5,385                $16,744
12/16/99                 $ 5,488                $16,808
12/17/99                 $ 5,561                $16,835
12/18/99                 $ 5,561                $16,835
12/19/99                 $ 5,561                $16,835
12/20/99                 $ 5,416                $16,800
12/21/99                 $ 5,530                $16,982
12/22/99                 $ 5,447                $17,014
12/23/99                 $ 5,447                $17,277
12/24/99                 $ 5,447                $17,277
12/25/99                 $ 5,447                $17,277
12/26/99                 $ 5,447                $17,277
12/27/99                 $ 5,581                $17,262
12/28/99                 $ 5,571                $17,269
12/29/99                 $ 5,674                $17,338
12/30/99                 $ 5,571                $17,350
12/31/99                 $ 5,602                $17,406
  1/1/00                 $ 5,602                $17,406
  1/2/00                 $ 5,602                $17,406
  1/3/00                 $ 5,550                $17,240
  1/4/00                 $ 5,365                $16,579
  1/5/00                 $ 5,457                $16,611
  1/6/00                 $ 5,437                $16,627
  1/7/00                 $ 5,344                $17,077
  1/8/00                 $ 5,344                $17,077
  1/9/00                 $ 5,344                $17,077
 1/10/00                 $ 5,303                $17,268
 1/11/00                 $ 5,416                $17,043
 1/12/00                 $ 5,303                $16,968
 1/13/00                 $ 5,272                $17,174
 1/14/00                 $ 5,158                $17,358
 1/15/00                 $ 5,158                $17,358
 1/16/00                 $ 5,158                $17,358
 1/17/00                 $ 5,158                $17,358
 1/18/00                 $ 5,375                $17,239
 1/19/00                 $ 5,354                $17,248
 1/20/00                 $ 5,200                $17,126
 1/21/00                 $ 5,127                $17,076
 1/22/00                 $ 5,127                $17,076
 1/23/00                 $ 5,127                $17,076
 1/24/00                 $ 5,014                $16,608
 1/25/00                 $ 4,931                $16,705
 1/26/00                 $ 4,807                $16,634
 1/27/00                 $ 5,096                $16,569
 1/28/00                 $ 4,869                $16,114
 1/29/00                 $ 4,869                $16,114
 1/30/00                 $ 4,869                $16,114
 1/31/00                 $ 4,921                $16,520
  2/1/00                 $ 4,838                $16,696
  2/2/00                 $ 4,952                $16,694
  2/3/00                 $ 4,973                $16,882
  2/4/00                 $ 5,581                $16,875
  2/5/00                 $ 5,581                $16,875
  2/6/00                 $ 5,581                $16,875
  2/7/00                 $ 5,375                $16,858
  2/8/00                 $ 5,200                $17,080
  2/9/00                 $ 5,561                $16,725
 2/10/00                 $ 5,592                $16,785
 2/11/00                 $ 5,540                $16,433
 2/12/00                 $ 5,540                $16,433
 2/13/00                 $ 5,540                $16,433
 2/14/00                 $ 5,396                $16,467
 2/15/00                 $ 5,519                $16,610
 2/16/00                 $ 5,447                $16,440
 2/17/00                 $ 5,344                $16,447
 2/18/00                 $ 5,499                $15,947
 2/19/00                 $ 5,499                $15,947
 2/20/00                 $ 5,499                $15,947
 2/21/00                 $ 5,499                $15,947
 2/22/00                 $ 5,540                $16,019
 2/23/00                 $ 5,230                $16,120
 2/24/00                 $ 5,024                $16,034
 2/25/00                 $ 4,921                $15,796
 2/26/00                 $ 4,921                $15,796
 2/27/00                 $ 4,921                $15,796
 2/28/00                 $ 4,828                $15,970
 2/29/00                 $ 4,828                $16,188
  3/1/00                 $ 4,921                $16,339
  3/2/00                 $ 4,807                $16,370
  3/3/00                 $ 4,756                $16,694
  3/4/00                 $ 4,756                $16,694
  3/5/00                 $ 4,756                $16,694
  3/6/00                 $ 4,725                $16,482
  3/7/00                 $ 5,107                $16,060
  3/8/00                 $ 4,952                $16,191
  3/9/00                 $ 5,004                $16,606
 3/10/00                 $ 4,859                $16,527
 3/11/00                 $ 4,859                $16,527
 3/12/00                 $ 4,859                $16,527
 3/13/00                 $ 4,942                $16,392
 3/14/00                 $ 4,942                $16,102
 3/15/00                 $ 4,942                $16,493
 3/16/00                 $ 4,931                $17,278
 3/17/00                 $ 4,807                $17,350
 3/18/00                 $ 4,807                $17,350
 3/19/00                 $ 4,807                $17,350
 3/20/00                 $ 4,911                $17,257
 3/21/00                 $ 5,076                $17,698
 3/22/00                 $ 4,849                $17,778
 3/23/00                 $ 4,911                $18,095
 3/24/00                 $ 4,911                $18,096
 3/25/00                 $ 4,911                $18,096
 3/26/00                 $ 4,911                $18,096
 3/27/00                 $ 4,818                $18,053
 3/28/00                 $ 4,766                $17,862
 3/29/00                 $ 4,653                $17,871
 3/30/00                 $ 4,601                $17,627
 3/31/00                 $ 4,611                $17,754
  4/1/00                 $ 4,611                $17,754
  4/2/00                 $ 4,611                $17,754
  4/3/00                 $ 4,611                $17,841
  4/4/00                 $ 4,777                $17,708
  4/5/00                 $ 4,838                $17,621
  4/6/00                 $ 4,704                $17,786
  4/7/00                 $ 4,611                $17,964
  4/8/00                 $ 4,611                $17,964
  4/9/00                 $ 4,611                $17,964
 4/10/00                 $ 4,642                $17,823
 4/11/00                 $ 4,611                $17,777
 4/12/00                 $ 4,550                $17,382
 4/13/00                 $ 4,508                $17,066
 4/14/00                 $ 4,766                $16,080
 4/15/00                 $ 4,766                $16,080
 4/16/00                 $ 4,766                $16,080
 4/17/00                 $ 4,673                $16,603
 4/18/00                 $ 4,601                $17,079
 4/19/00                 $ 4,653                $16,911
 4/20/00                 $ 4,601                $16,995
 4/21/00                 $ 4,601                $16,995
 4/22/00                 $ 4,601                $16,995
 4/23/00                 $ 4,601                $16,995
 4/24/00                 $ 4,601                $16,940
 4/25/00                 $ 4,519                $17,503
 4/26/00                 $ 4,529                $17,308
 4/27/00                 $ 4,591                $17,355
 4/28/00                 $ 4,519                $17,207
 4/29/00                 $ 4,519                $17,207
 4/30/00                 $ 4,519                $17,207
  5/1/00                 $ 4,570                $17,394
  5/2/00                 $ 5,107                $17,134
  5/3/00                 $ 4,921                $16,765
  5/4/00                 $ 5,117                $16,697
  5/5/00                 $ 4,952                $16,972
  5/6/00                 $ 4,952                $16,972
  5/7/00                 $ 4,952                $16,972
  5/8/00                 $ 4,962                $16,872
  5/9/00                 $ 4,962                $16,730
 5/10/00                 $ 4,983                $16,385
 5/11/00                 $ 4,890                $16,678
 5/12/00                 $ 4,869                $16,834
 5/13/00                 $ 4,869                $16,834
 5/14/00                 $ 4,869                $16,834
 5/15/00                 $ 4,880                $17,206
 5/16/00                 $ 4,921                $17,368
 5/17/00                 $ 4,735                $17,152
 5/18/00                 $ 4,715                $17,027
 5/19/00                 $ 4,673                $16,668
 5/20/00                 $ 4,673                $16,668
 5/21/00                 $ 4,673                $16,668
 5/22/00                 $ 4,725                $16,594
 5/23/00                 $ 4,756                $16,276
 5/24/00                 $ 4,756                $16,575
 5/25/00                 $ 4,642                $16,367
 5/26/00                 $ 4,684                $16,325
 5/27/00                 $ 4,684                $16,325
 5/28/00                 $ 4,684                $16,325
 5/29/00                 $ 4,684                $16,325
 5/30/00                 $ 4,766                $16,852
 5/31/00                 $ 4,653                $16,830
  6/1/00                 $ 4,663                $17,164
  6/2/00                 $ 4,880                $17,501
  6/3/00                 $ 4,880                $17,501
  6/4/00                 $ 4,880                $17,501
  6/5/00                 $ 5,045                $17,387
  6/6/00                 $ 5,086                $17,271
  6/7/00                 $ 4,952                $17,431
  6/8/00                 $ 4,921                $17,316
  6/9/00                 $ 4,828                $17,260
 6/10/00                 $ 4,828                $17,260
 6/11/00                 $ 4,828                $17,260
 6/12/00                 $ 4,993                $17,131
 6/13/00                 $ 4,890                $17,408
 6/14/00                 $ 5,065                $17,421
 6/15/00                 $ 4,973                $17,517
 6/16/00                 $ 4,973                $17,349
 6/17/00                 $ 4,973                $17,349
 6/18/00                 $ 4,973                $17,349
 6/19/00                 $ 4,797                $17,605
 6/20/00                 $ 4,777                $17,486
 6/21/00                 $ 4,797                $17,523
 6/22/00                 $ 4,746                $17,204
 6/23/00                 $ 4,673                $17,077
 6/24/00                 $ 4,673                $17,077
 6/25/00                 $ 4,673                $17,077
 6/26/00                 $ 4,694                $17,240
 6/27/00                 $ 4,756                $17,185
 6/28/00                 $ 4,869                $17,235
 6/29/00                 $ 4,684                $17,088
 6/30/00                 $ 4,797                $17,233
  7/1/00                 $ 4,797                $17,233
  7/2/00                 $ 4,797                $17,233
  7/3/00                 $ 4,746                $17,407
  7/4/00                 $ 4,746                $17,407
  7/5/00                 $ 4,539                $17,133
  7/6/00                 $ 4,611                $17,257
  7/7/00                 $ 4,550                $17,521
  7/8/00                 $ 4,550                $17,521
  7/9/00                 $ 4,550                $17,521
 7/10/00                 $ 4,622                $17,482
 7/11/00                 $ 4,704                $17,544
 7/12/00                 $ 4,684                $17,687
 7/13/00                 $ 4,622                $17,721
 7/14/00                 $ 4,570                $17,889
 7/15/00                 $ 4,570                $17,889
 7/16/00                 $ 4,570                $17,889
 7/17/00                 $ 4,622                $17,895
 7/18/00                 $ 4,581                $17,696
 7/19/00                 $ 4,457                $17,557
 7/20/00                 $ 4,415                $17,717
 7/21/00                 $ 4,323                $17,536
 7/22/00                 $ 4,323                $17,536
 7/23/00                 $ 4,323                $17,536
 7/24/00                 $ 4,333                $17,347
 7/25/00                 $ 4,312                $17,468
 7/26/00                 $ 4,436                $17,207
 7/27/00                 $ 4,354                $17,174
 7/28/00                 $ 4,364                $16,821
 7/29/00                 $ 4,364                $16,821
 7/30/00                 $ 4,364                $16,821
 7/31/00                 $ 4,312                $16,951
  8/1/00                 $ 4,395                $17,037
  8/2/00                 $ 4,405                $17,044
  8/3/00                 $ 4,189                $17,208
  8/4/00                 $ 4,292                $17,331
  8/5/00                 $ 4,292                $17,331
  8/6/00                 $ 4,292                $17,331
  8/7/00                 $ 4,333                $17,526
  8/8/00                 $ 4,333                $17,567
  8/9/00                 $ 4,292                $17,449
 8/10/00                 $ 4,354                $17,300
 8/11/00                 $ 4,550                $17,437
 8/12/00                 $ 4,550                $17,437
 8/13/00                 $ 4,550                $17,437
 8/14/00                 $ 4,601                $17,671
 8/15/00                 $ 4,581                $17,586
 8/16/00                 $ 4,715                $17,532
 8/17/00                 $ 4,591                $17,724
 8/18/00                 $ 4,550                $17,672
 8/19/00                 $ 4,550                $17,672
 8/20/00                 $ 4,550                $17,672
 8/21/00                 $ 4,457                $17,764
 8/22/00                 $ 4,488                $17,748
 8/23/00                 $ 4,467                $17,841
 8/24/00                 $ 4,488                $17,869
 8/25/00                 $ 4,539                $17,847
 8/26/00                 $ 4,539                $17,847
 8/27/00                 $ 4,539                $17,847
 8/28/00                 $ 4,457                $17,937
 8/29/00                 $ 4,477                $17,887
 8/30/00                 $ 4,508                $17,801
 8/31/00                 $ 4,570                $17,980
  9/1/00                 $ 4,622                $18,017
  9/2/00                 $ 4,622                $18,017
  9/3/00                 $ 4,622                $18,017
  9/4/00                 $ 4,622                $18,017
  9/5/00                 $ 4,642                $17,854
  9/6/00                 $ 4,694                $17,679
  9/7/00                 $ 4,684                $17,800
  9/8/00                 $ 4,735                $17,705
  9/9/00                 $ 4,735                $17,705
 9/10/00                 $ 4,735                $17,705
 9/11/00                 $ 4,704                $17,643
 9/12/00                 $ 4,653                $17,557
 9/13/00                 $ 4,611                $17,592
 9/14/00                 $ 4,581                $17,544
 9/15/00                 $ 4,467                $17,365
 9/16/00                 $ 4,467                $17,365
 9/17/00                 $ 4,467                $17,365
 9/18/00                 $ 4,415                $17,113
 9/19/00                 $ 4,354                $17,295
 9/20/00                 $ 4,240                $17,194
 9/21/00                 $ 4,292                $17,167
 9/22/00                 $ 4,292                $17,163
 9/23/00                 $ 4,292                $17,163
 9/24/00                 $ 4,292                $17,163
 9/25/00                 $ 4,271                $17,048
 9/26/00                 $ 4,240                $16,908
 9/27/00                 $ 4,405                $16,901
 9/28/00                 $ 4,302                $17,276
 9/29/00                 $ 4,323                $17,018
 9/30/00                 $ 4,323                $17,018
 10/1/00                 $ 4,323                $17,018
 10/2/00                 $ 4,281                $17,015
 10/3/00                 $ 4,250                $16,899
 10/4/00                 $ 4,261                $16,992
 10/5/00                 $ 4,106                $17,016
 10/6/00                 $ 4,034                $16,692
 10/7/00                 $ 4,034                $16,692
 10/8/00                 $ 4,034                $16,692
 10/9/00                 $ 4,137                $16,610
10/10/00                 $ 4,127                $16,419
10/11/00                 $ 3,972                $16,166
10/12/00                 $ 4,158                $15,754
10/13/00                 $ 4,003                $16,280
10/14/00                 $ 4,003                $16,280
10/15/00                 $ 4,003                $16,280
10/16/00                 $ 3,920                $16,285
10/17/00                 $ 3,838                $15,993
10/18/00                 $ 3,817                $15,900
10/19/00                 $ 3,817                $16,453
10/20/00                 $ 3,838                $16,549
10/21/00                 $ 3,838                $16,549
10/22/00                 $ 3,838                $16,549
10/23/00                 $ 3,796                $16,536
10/24/00                 $ 3,735                $16,564
10/25/00                 $ 3,683                $16,170
10/26/00                 $ 3,714                $16,165
10/27/00                 $ 3,786                $16,344
10/28/00                 $ 3,786                $16,344
10/29/00                 $ 3,786                $16,344
10/30/00                 $ 3,858                $16,570
10/31/00                 $ 3,827                $16,934
 11/1/00                 $ 3,786                $16,837
 11/2/00                 $ 3,817                $16,921
 11/3/00                 $ 3,817                $16,902
 11/4/00                 $ 3,817                $16,902
 11/5/00                 $ 3,817                $16,902
 11/6/00                 $ 3,827                $16,967
 11/7/00                 $ 3,848                $16,963
 11/8/00                 $ 3,827                $16,696
 11/9/00                 $ 3,807                $16,587
11/10/00                 $ 3,745                $16,183
11/11/00                 $ 3,745                $16,183
11/12/00                 $ 3,745                $16,183
11/13/00                 $ 3,745                $16,008
11/14/00                 $ 3,724                $16,384
11/15/00                 $ 3,735                $16,465
11/16/00                 $ 3,776                $16,258
11/17/00                 $ 3,683                $16,203
11/18/00                 $ 3,683                $16,203
11/19/00                 $ 3,683                $16,203
11/20/00                 $ 3,714                $15,906
11/21/00                 $ 3,838                $15,962
11/22/00                 $ 3,941                $15,666
11/23/00                 $ 3,941                $15,666
11/24/00                 $ 3,931                $15,896
11/25/00                 $ 3,931                $15,896
11/26/00                 $ 3,931                $15,896
11/27/00                 $ 4,189                $15,981
11/28/00                 $ 4,168                $15,829
11/29/00                 $ 4,075                $15,898
11/30/00                 $ 4,106                $15,578
 12/1/00                 $ 4,230                $15,582
 12/2/00                 $ 4,230                $15,582
 12/3/00                 $ 4,230                $15,582
 12/4/00                 $ 4,395                $15,697
 12/5/00                 $ 4,219                $16,308
 12/6/00                 $ 4,508                $16,011
 12/7/00                 $ 4,488                $15,917
 12/8/00                 $ 4,498                $16,229
 12/9/00                 $ 4,498                $16,229
12/10/00                 $ 4,498                $16,229
12/11/00                 $ 4,385                $16,351
12/12/00                 $ 4,374                $16,244
12/13/00                 $ 4,219                $16,112
12/14/00                 $ 4,209                $15,886
12/15/00                 $ 4,292                $15,545
12/16/00                 $ 4,292                $15,545
12/17/00                 $ 4,292                $15,545
12/18/00                 $ 4,281                $15,671
12/19/00                 $ 4,374                $15,467
12/20/00                 $ 4,570                $14,983
12/21/00                 $ 4,508                $15,103
12/22/00                 $ 4,508                $15,472
12/23/00                 $ 4,508                $15,472
12/24/00                 $ 4,508                $15,472
12/25/00                 $ 4,508                $15,472
12/26/00                 $ 4,519                $15,581
12/27/00                 $ 4,508                $15,744
12/28/00                 $ 4,477                $15,807
12/29/00                 $ 4,446                $15,641
12/30/00                 $ 4,446                $15,641
12/31/00                 $ 4,446                $15,641
  1/1/01                 $ 4,446                $15,641
  1/2/01                 $ 4,457                $15,203
  1/3/01                 $ 4,354                $15,965
  1/4/01                 $ 4,364                $15,796
  1/5/01                 $ 4,302                $15,382
  1/6/01                 $ 4,302                $15,382
  1/7/01                 $ 4,302                $15,382
  1/8/01                 $ 4,405                $15,352
  1/9/01                 $ 4,374                $15,411
 1/10/01                 $ 4,333                $15,558
 1/11/01                 $ 4,292                $15,719
 1/12/01                 $ 4,354                $15,618
 1/13/01                 $ 4,354                $15,618
 1/14/01                 $ 4,354                $15,618
 1/15/01                 $ 4,354                $15,618
 1/16/01                 $ 4,374                $15,717
 1/17/01                 $ 4,343                $15,750
 1/18/01                 $ 4,395                $15,969
 1/19/01                 $ 4,405                $15,905
 1/20/01                 $ 4,405                $15,905
 1/21/01                 $ 4,405                $15,905
 1/22/01                 $ 4,642                $15,909
 1/23/01                 $ 4,560                $16,117
 1/24/01                 $ 4,385                $16,163
 1/25/01                 $ 4,405                $16,082
 1/26/01                 $ 4,374                $16,052
 1/27/01                 $ 4,374                $16,052
 1/28/01                 $ 4,374                $16,052
 1/29/01                 $ 4,323                $16,161
 1/30/01                 $ 4,436                $16,275
 1/31/01                 $ 4,457                $16,183
  2/1/01                 $ 4,591                $16,271
  2/2/01                 $ 4,508                $15,987
  2/3/01                 $ 4,508                $15,987
  2/4/01                 $ 4,508                $15,987
  2/5/01                 $ 4,477                $16,045
  2/6/01                 $ 4,405                $16,020
  2/7/01                 $ 4,395                $15,886
  2/8/01                 $ 4,240                $15,786
  2/9/01                 $ 4,292                $15,576
 2/10/01                 $ 4,292                $15,576
 2/11/01                 $ 4,292                $15,576
 2/12/01                 $ 4,292                $15,760
 2/13/01                 $ 4,261                $15,624
 2/14/01                 $ 4,271                $15,590
 2/15/01                 $ 4,230                $15,716
 2/16/01                 $ 4,426                $15,419
 2/17/01                 $ 4,426                $15,419
 2/18/01                 $ 4,426                $15,419
 2/19/01                 $ 4,426                $15,419
 2/20/01                 $ 4,292                $15,152
 2/21/01                 $ 4,354                $14,871
 2/22/01                 $ 4,457                $14,842
 2/23/01                 $ 4,581                $14,760
 2/24/01                 $ 4,581                $14,760
 2/25/01                 $ 4,581                $14,760
 2/26/01                 $ 4,880                $15,018
 2/27/01                 $ 4,911                $14,903
 2/28/01                 $ 4,787                $14,690
  3/1/01                 $ 4,777                $14,705
  3/2/01                 $ 4,715                $14,621
  3/3/01                 $ 4,715                $14,621
  3/4/01                 $ 4,715                $14,621
  3/5/01                 $ 4,838                $14,707
  3/6/01                 $ 4,746                $14,854
  3/7/01                 $ 4,807                $14,950
  3/8/01                 $ 5,055                $14,983
  3/9/01                 $ 4,931                $14,612
 3/10/01                 $ 4,931                $14,612
 3/11/01                 $ 4,931                $14,612
 3/12/01                 $ 4,962                $13,981
 3/13/01                 $ 4,818                $14,189
 3/14/01                 $ 4,704                $13,822
 3/15/01                 $ 4,529                $13,903
 3/16/01                 $ 4,374                $13,630
 3/17/01                 $ 4,374                $13,630
 3/18/01                 $ 4,374                $13,630
 3/19/01                 $ 4,415                $13,871
 3/20/01                 $ 4,436                $13,537
 3/21/01                 $ 4,457                $13,294
 3/22/01                 $ 4,395                $13,240
 3/23/01                 $ 4,395                $13,504
 3/24/01                 $ 4,395                $13,504
 3/25/01                 $ 4,395                $13,504
 3/26/01                 $ 4,426                $13,656
 3/27/01                 $ 4,395                $14,005
 3/28/01                 $ 4,364                $13,663
 3/29/01                 $ 4,271                $13,600
 3/30/01                 $ 4,333                $13,746
 3/31/01                 $ 4,333                $13,746
  4/1/01                 $ 4,333                $13,746
  4/2/01                 $ 4,189                $13,575
  4/3/01                 $ 4,302                $13,108
  4/4/01                 $ 4,519                $13,070
  4/5/01                 $ 4,508                $13,641
  4/6/01                 $ 4,560                $13,369
  4/7/01                 $ 4,560                $13,369
  4/8/01                 $ 4,560                $13,369
  4/9/01                 $ 4,539                $13,477
 4/10/01                 $ 4,570                $13,842
 4/11/01                 $ 4,550                $13,812
 4/12/01                 $ 4,673                $14,021
 4/13/01                 $ 4,673                $14,021
 4/14/01                 $ 4,673                $14,021
 4/15/01                 $ 4,673                $14,021
 4/16/01                 $ 4,725                $13,976
 4/17/01                 $ 4,611                $14,116
 4/18/01                 $ 4,735                $14,668
 4/19/01                 $ 4,735                $14,853
 4/20/01                 $ 4,684                $14,726
 4/21/01                 $ 4,684                $14,726
 4/22/01                 $ 4,684                $14,726
 4/23/01                 $ 4,632                $14,505
 4/24/01                 $ 4,777                $14,329
 4/25/01                 $ 4,673                $14,557
 4/26/01                 $ 4,890                $14,625
 4/27/01                 $ 4,952                $14,845
 4/28/01                 $ 4,952                $14,845
 4/29/01                 $ 4,952                $14,845
 4/30/01                 $ 4,921                $14,802
  5/1/01                 $ 5,055                $15,004
  5/2/01                 $ 5,024                $15,015
  5/3/01                 $ 4,859                $14,792
  5/4/01                 $ 4,869                $15,006
  5/5/01                 $ 4,869                $15,006
  5/6/01                 $ 4,869                $15,006
  5/7/01                 $ 4,921                $14,969
  5/8/01                 $ 4,942                $14,941
  5/9/01                 $ 5,210                $14,874
 5/10/01                 $ 5,230                $14,870
 5/11/01                 $ 5,169                $14,757
 5/12/01                 $ 5,169                $14,757
 5/13/01                 $ 5,169                $14,757
 5/14/01                 $ 5,251                $14,796
 5/15/01                 $ 5,210                $14,802
 5/16/01                 $ 5,530                $15,223
 5/17/01                 $ 5,592                $15,265
 5/18/01                 $ 5,829                $15,306
 5/19/01                 $ 5,829                $15,306
 5/20/01                 $ 5,829                $15,306
 5/21/01                 $ 5,911                $15,553
 5/22/01                 $ 5,653                $15,512
 5/23/01                 $ 5,530                $15,271
 5/24/01                 $ 5,282                $15,320
 5/25/01                 $ 5,437                $15,139
 5/26/01                 $ 5,437                $15,139
 5/27/01                 $ 5,437                $15,139
 5/28/01                 $ 5,292                $15,139
 5/29/01                 $ 5,292                $15,021
 5/30/01                 $ 5,086                $14,786
 5/31/01                 $ 5,024                $14,878
  6/1/01                 $ 5,179                $14,935
  6/2/01                 $ 5,179                $14,935
  6/3/01                 $ 5,179                $14,935
  6/4/01                 $ 5,230                $15,011
  6/5/01                 $ 5,292                $15,206
  6/6/01                 $ 5,096                $15,046
  6/7/01                 $ 5,076                $15,128
  6/8/01                 $ 5,272                $14,986
  6/9/01                 $ 5,272                $14,986
 6/10/01                 $ 5,272                $14,986
 6/11/01                 $ 5,138                $14,861
 6/12/01                 $ 5,272                $14,878
 6/13/01                 $ 5,323                $14,709
 6/14/01                 $ 5,406                $14,452
 6/15/01                 $ 5,241                $14,387
 6/16/01                 $ 5,241                $14,387
 6/17/01                 $ 5,241                $14,387
 6/18/01                 $ 5,220                $14,316
 6/19/01                 $ 5,189                $14,365
 6/20/01                 $ 5,014                $14,491
 6/21/01                 $ 4,952                $14,655
 6/22/01                 $ 4,973                $14,517
 6/23/01                 $ 4,973                $14,517
 6/24/01                 $ 4,973                $14,517
 6/25/01                 $ 5,004                $14,437
 6/26/01                 $ 5,127                $14,415
 6/27/01                 $ 5,014                $14,348
 6/28/01                 $ 4,900                $14,527
 6/29/01                 $ 4,890                $14,506
 6/30/01                 $ 4,890                $14,506
  7/1/01                 $ 4,890                $14,506
  7/2/01                 $ 4,746                $14,651
  7/3/01                 $ 4,828                $14,625
  7/4/01                 $ 4,828                $14,625
  7/5/01                 $ 4,735                $14,444
  7/6/01                 $ 4,694                $14,105
  7/7/01                 $ 4,694                $14,105
  7/8/01                 $ 4,694                $14,105
  7/9/01                 $ 4,704                $14,202
 7/10/01                 $ 4,787                $13,997
 7/11/01                 $ 4,921                $13,982
 7/12/01                 $ 4,869                $14,313
 7/13/01                 $ 4,828                $14,402
 7/14/01                 $ 4,828                $14,402
 7/15/01                 $ 4,828                $14,402
 7/16/01                 $ 4,777                $14,245
 7/17/01                 $ 4,807                $14,387
 7/18/01                 $ 4,952                $14,308
 7/19/01                 $ 4,911                $14,394
 7/20/01                 $ 4,942                $14,345
 7/21/01                 $ 4,942                $14,345
 7/22/01                 $ 4,942                $14,345
 7/23/01                 $ 4,859                $14,110
 7/24/01                 $ 4,962                $13,881
 7/25/01                 $ 4,859                $14,104
 7/26/01                 $ 4,766                $14,251
 7/27/01                 $ 4,828                $14,285
 7/28/01                 $ 4,828                $14,285
 7/29/01                 $ 4,828                $14,285
 7/30/01                 $ 4,725                $14,270
 7/31/01                 $ 4,715                $14,349
  8/1/01                 $ 4,684                $14,405
  8/2/01                 $ 4,735                $14,462
  8/3/01                 $ 4,725                $14,386
  8/4/01                 $ 4,725                $14,386
  8/5/01                 $ 4,725                $14,386
  8/6/01                 $ 4,756                $14,222
  8/7/01                 $ 4,684                $14,269
  8/8/01                 $ 4,756                $14,021
  8/9/01                 $ 4,993                $14,020
 8/10/01                 $ 4,962                $13,896
 8/11/01                 $ 4,962                $13,896
 8/12/01                 $ 4,962                $13,896
 8/13/01                 $ 5,055                $14,113
 8/14/01                 $ 4,983                $14,059
 8/15/01                 $ 5,024                $13,956
 8/16/01                 $ 5,034                $13,999
 8/17/01                 $ 5,086                $13,766
 8/18/01                 $ 5,086                $13,766
 8/19/01                 $ 5,086                $13,766
 8/20/01                 $ 5,055                $13,878
 8/21/01                 $ 5,065                $13,710
 8/22/01                 $ 5,055                $13,805
 8/23/01                 $ 5,117                $13,767
 8/24/01                 $ 5,117                $14,038
 8/25/01                 $ 5,117                $14,038
 8/26/01                 $ 5,117                $14,038
 8/27/01                 $ 5,045                $13,970
 8/28/01                 $ 5,055                $13,760
 8/29/01                 $ 5,055                $13,607
 8/30/01                 $ 5,045                $13,376
 8/31/01                 $ 5,004                $13,430
  9/1/01                 $ 5,004                $13,430
  9/2/01                 $ 5,004                $13,430
  9/3/01                 $ 5,004                $13,430
  9/4/01                 $ 4,859                $13,422
  9/5/01                 $ 4,911                $13,408
  9/6/01                 $ 4,849                $13,108
  9/7/01                 $ 4,880                $12,863
  9/8/01                 $ 4,880                $12,863
  9/9/01                 $ 4,880                $12,863
 9/10/01                 $ 4,911                $12,943
 9/11/01                 $ 4,911                $12,943
 9/12/01                 $ 4,911                $12,943
 9/13/01                 $ 4,911                $12,943
 9/14/01                 $ 4,911                $12,943
 9/15/01                 $ 4,911                $12,943
 9/16/01                 $ 4,911                $12,943
 9/17/01                 $ 5,055                $12,306
 9/18/01                 $ 5,169                $12,235
 9/19/01                 $ 5,179                $12,038
 9/20/01                 $ 5,272                $11,664
 9/21/01                 $ 5,189                $11,442
 9/22/01                 $ 5,189                $11,442
 9/23/01                 $ 5,189                $11,442
 9/24/01                 $ 5,055                $11,888
 9/25/01                 $ 4,993                $11,992
 9/26/01                 $ 5,138                $11,930
 9/27/01                 $ 5,158                $12,067
 9/28/01                 $ 5,179                $12,332
 9/29/01                 $ 5,179                $12,332
 9/30/01                 $ 5,179                $12,332
 10/1/01                 $ 5,282                $12,304
 10/2/01                 $ 5,303                $12,455
 10/3/01                 $ 5,127                $12,703
 10/4/01                 $ 5,086                $12,672
 10/5/01                 $ 5,282                $12,693
 10/6/01                 $ 5,282                $12,693
 10/7/01                 $ 5,282                $12,693
 10/8/01                 $ 5,230                $12,587
 10/9/01                 $ 5,034                $12,519
10/10/01                 $ 4,880                $12,806
10/11/01                 $ 4,766                $13,001
10/12/01                 $ 4,983                $12,933
10/13/01                 $ 4,983                $12,933
10/14/01                 $ 4,983                $12,933
10/15/01                 $ 4,942                $12,913
10/16/01                 $ 5,076                $13,003
10/17/01                 $ 5,158                $12,760
10/18/01                 $ 4,962                $12,660
10/19/01                 $ 4,880                $12,718
10/20/01                 $ 4,880                $12,718
10/21/01                 $ 4,880                $12,718
10/22/01                 $ 4,746                $12,912
10/23/01                 $ 4,797                $12,851
10/24/01                 $ 4,849                $12,856
10/25/01                 $ 4,890                $13,033
10/26/01                 $ 4,869                $13,086
10/27/01                 $ 4,869                $13,086
10/28/01                 $ 4,869                $13,086
10/29/01                 $ 4,880                $12,775
10/30/01                 $ 4,993                $12,555
10/31/01                 $ 4,993                $12,555
 11/1/01                 $ 4,973                $12,843
 11/2/01                 $ 5,086                $12,880
 11/3/01                 $ 5,086                $12,880
 11/4/01                 $ 5,086                $12,880
 11/5/01                 $ 5,045                $13,065
 11/6/01                 $ 5,004                $13,255
 11/7/01                 $ 5,086                $13,219
 11/8/01                 $ 4,911                $13,251
 11/9/01                 $ 4,973                $13,272
11/10/01                 $ 4,973                $13,272
11/11/01                 $ 4,973                $13,272
11/12/01                 $ 4,962                $13,249
11/13/01                 $ 4,911                $13,495
11/14/01                 $ 4,880                $13,520
11/15/01                 $ 4,838                $13,532
11/16/01                 $ 4,725                $13,490
11/17/01                 $ 4,725                $13,490
11/18/01                 $ 4,725                $13,490
11/19/01                 $ 4,622                $13,637
11/20/01                 $ 4,673                $13,537
11/21/01                 $ 4,632                $13,470
11/22/01                 $ 4,632                $13,470
11/23/01                 $ 4,642                $13,628
11/24/01                 $ 4,642                $13,628
11/25/01                 $ 4,642                $13,628
11/26/01                 $ 4,663                $13,712
11/27/01                 $ 4,797                $13,618
11/28/01                 $ 4,838                $13,370
11/29/01                 $ 4,797                $13,508
11/30/01                 $ 4,880                $13,499
 12/1/01                 $ 4,880                $13,499
 12/2/01                 $ 4,880                $13,499
 12/3/01                 $ 4,952                $13,386
 12/4/01                 $ 4,911                $13,562
 12/5/01                 $ 4,973                $13,865
 12/6/01                 $ 5,055                $13,827
 12/7/01                 $ 4,931                $13,722
 12/8/01                 $ 4,931                $13,722
 12/9/01                 $ 4,931                $13,722
12/10/01                 $ 4,880                $13,505
12/11/01                 $ 4,869                $13,467
12/12/01                 $ 4,973                $13,471
12/13/01                 $ 4,973                $13,261
12/14/01                 $ 5,138                $13,305
12/15/01                 $ 5,138                $13,305
12/16/01                 $ 5,138                $13,305
12/17/01                 $ 5,086                $13,439
12/18/01                 $ 5,220                $13,540
12/19/01                 $ 5,014                $13,619
12/20/01                 $ 5,086                $13,505
12/21/01                 $ 5,065                $13,564
12/22/01                 $ 5,065                $13,564
12/23/01                 $ 5,065                $13,564
12/24/01                 $ 5,076                $13,561
12/25/01                 $ 5,076                $13,561
12/26/01                 $ 5,055                $13,617
12/27/01                 $ 5,014                $13,709
12/28/01                 $ 4,942                $13,755
12/29/01                 $ 4,942                $13,755
12/30/01                 $ 4,942                $13,755
12/31/01                 $ 5,024                $13,601

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12-31-01

--------------------------------------------------------------------------------
                          FISCAL YEAR ENDED        SINCE INCEPTION (5-29-97)
                              12-31-01                    TO 12-31-01
--------------------------------------------------------------------------------
PRECIOUS METALS FUND            12.99%                      -13.92%

S&P 500 INDEX                  -13.04%                        6.92%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

REAL ESTATE FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in the real estate industry, REITs.

Inception: October 1, 2001

Real Estate Investment Trust (REIT) shares have outperformed the Standard & Poor's 500 Index for the past two years. REIT shares rose as earnings grew and dividends averaged about 7%. Some of the largest real estate companies in the U.S. operate as REITs, including Equity Office Properties Trust, which is the largest office-building owner, and publisher Boston Properties Inc., which owns San Francisco's Embarcadero Center. During the year, REITs were added to the S&P 500 Index for the first time.

[CHART OF CUMULATIVE FUND PERFORMANCE: OCTOBER 1, 2001 - DECEMBER 31, 2001]

                        REAL ESTATE FUND         S&P 500 INDEX
                        ----------------         -------------
 10/1/01                        $10,000                $10,000
 10/2/01                        $ 9,916                $10,123
 10/3/01                        $ 9,760                $10,325
 10/4/01                        $ 9,868                $10,299
 10/5/01                        $ 9,828                $10,316
 10/6/01                        $ 9,828                $10,316
 10/7/01                        $ 9,828                $10,316
 10/8/01                        $ 9,856                $10,230
 10/9/01                        $ 9,892                $10,175
10/10/01                        $ 9,960                $10,409
10/11/01                        $10,052                $10,567
10/12/01                        $10,020                $10,511
10/13/01                        $10,020                $10,511
10/14/01                        $10,020                $10,511
10/15/01                        $10,092                $10,495
10/16/01                        $ 9,984                $10,568
10/17/01                        $ 9,916                $10,371
10/18/01                        $ 9,840                $10,290
10/19/01                        $ 9,776                $10,337
10/20/01                        $ 9,776                $10,337
10/21/01                        $ 9,776                $10,337
10/22/01                        $ 9,644                $10,495
10/23/01                        $ 9,648                $10,445
10/24/01                        $ 9,556                $10,449
10/25/01                        $ 9,588                $10,593
10/26/01                        $ 9,576                $10,636
10/27/01                        $ 9,576                $10,636
10/28/01                        $ 9,576                $10,636
10/29/01                        $ 9,640                $10,383
10/30/01                        $ 9,628                $10,205
10/31/01                        $ 9,708                $10,205
 11/1/01                        $ 9,868                $10,439
 11/2/01                        $ 9,776                $10,469
 11/3/01                        $ 9,776                $10,469
 11/4/01                        $ 9,776                $10,469
 11/5/01                        $ 9,788                $10,619
 11/6/01                        $ 9,916                $10,774
 11/7/01                        $ 9,884                $10,744
 11/8/01                        $ 9,928                $10,770
 11/9/01                        $ 9,864                $10,787
11/10/01                        $ 9,864                $10,787
11/11/01                        $ 9,864                $10,787
11/12/01                        $ 9,896                $10,768
11/13/01                        $ 9,996                $10,968
11/14/01                        $10,056                $10,989
11/15/01                        $10,156                $10,999
11/16/01                        $10,152                $10,964
11/17/01                        $10,152                $10,964
11/18/01                        $10,152                $10,964
11/19/01                        $10,168                $11,084
11/20/01                        $10,112                $11,003
11/21/01                        $10,152                $10,948
11/22/01                        $10,152                $10,948
11/23/01                        $10,208                $11,077
11/24/01                        $10,208                $11,077
11/25/01                        $10,208                $11,077
11/26/01                        $10,176                $11,145
11/27/01                        $10,148                $11,069
11/28/01                        $10,164                $10,867
11/29/01                        $10,224                $10,979
11/30/01                        $10,208                $10,972
 12/1/01                        $10,208                $10,972
 12/2/01                        $10,208                $10,972
 12/3/01                        $10,152                $10,880
 12/4/01                        $10,284                $11,023
 12/5/01                        $10,348                $11,269
 12/6/01                        $10,400                $11,238
 12/7/01                        $10,412                $11,153
 12/8/01                        $10,412                $11,153
 12/9/01                        $10,412                $11,153
12/10/01                        $10,336                $10,976
12/11/01                        $10,376                $10,946
12/12/01                        $10,316                $10,949
12/13/01                        $10,228                $10,779
12/14/01                        $10,284                $10,814
12/15/01                        $10,284                $10,814
12/16/01                        $10,284                $10,814
12/17/01                        $10,340                $10,923
12/18/01                        $10,368                $11,005
12/19/01                        $10,296                $11,069
12/20/01                        $10,252                $10,976
12/21/01                        $10,300                $11,024
12/22/01                        $10,300                $11,024
12/23/01                        $10,300                $11,024
12/24/01                        $10,340                $11,022
12/25/01                        $10,340                $11,022
12/26/01                        $10,392                $11,067
12/27/01                        $10,396                $11,142
12/28/01                        $10,442                $11,179
12/29/01                        $10,442                $11,179
12/30/01                        $10,442                $11,179
12/31/01                        $10,409                $11,055

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12-31-01

--------------------------------------------------------------------------------
                                                  SINCE INCEPTION (10-1-01)
                                                         TO 12-31-01
--------------------------------------------------------------------------------
REAL ESTATE FUND                                             4.09%

S&P 500 INDEX                                               10.55%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

RETAILING FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail-order operations and other companies involved in selling products to consumers.

Inception: July 23, 2001

Consumer confidence fell to its lowest level in 71/2 years as unemployment rose to 5.4%. Shoppers spent less on apparel and non-essentials and bought necessities at low-price chains. Large discount stores are showing better sales and continue to take market share from mid-priced department stores. Wal-Mart, Best Buy and several other U.S. retailers beat December same-store sales forecasts, and some chains raised quarterly profit forecasts because of a surge in consumer spending in December. Through the holiday season, which accounts for the majority of retailing stores' annual revenue, companies continued to slash costs hoping to attract customers. The impact of these discounts on retailers' profitability will be closely watched.

[CHART OF CUMULATIVE FUND PERFORMANCE: JULY 23, 2001 - DECEMBER 31, 2001]

                         RETAILING FUND          S&P 500 INDEX
                         --------------          -------------
 7/23/01                        $10,000                $10,000
 7/24/01                        $ 9,860                $ 9,837
 7/25/01                        $10,052                $ 9,995
 7/26/01                        $10,088                $10,100
 7/27/01                        $10,048                $10,124
 7/28/01                        $10,048                $10,124
 7/29/01                        $10,048                $10,124
 7/30/01                        $10,152                $10,113
 7/31/01                        $10,224                $10,169
  8/1/01                        $10,108                $10,209
  8/2/01                        $10,256                $10,249
  8/3/01                        $10,184                $10,196
  8/4/01                        $10,184                $10,196
  8/5/01                        $10,184                $10,196
  8/6/01                        $10,020                $10,079
  8/7/01                        $10,136                $10,112
  8/8/01                        $10,016                $ 9,937
  8/9/01                        $ 9,968                $ 9,936
 8/10/01                        $ 9,952                $ 9,848
 8/11/01                        $ 9,952                $ 9,848
 8/12/01                        $ 9,952                $ 9,848
 8/13/01                        $ 9,876                $10,002
 8/14/01                        $ 9,960                $ 9,964
 8/15/01                        $ 9,896                $ 9,891
 8/16/01                        $ 9,896                $ 9,921
 8/17/01                        $ 9,760                $ 9,756
 8/18/01                        $ 9,760                $ 9,756
 8/19/01                        $ 9,760                $ 9,756
 8/20/01                        $ 9,924                $ 9,835
 8/21/01                        $ 9,700                $ 9,716
 8/22/01                        $ 9,724                $ 9,784
 8/23/01                        $ 9,604                $ 9,757
 8/24/01                        $ 9,856                $ 9,949
 8/25/01                        $ 9,856                $ 9,949
 8/26/01                        $ 9,856                $ 9,949
 8/27/01                        $ 9,748                $ 9,901
 8/28/01                        $ 9,664                $ 9,752
 8/29/01                        $ 9,524                $ 9,643
 8/30/01                        $ 9,348                $ 9,479
 8/31/01                        $ 9,400                $ 9,518
  9/1/01                        $ 9,400                $ 9,518
  9/2/01                        $ 9,400                $ 9,518
  9/3/01                        $ 9,400                $ 9,518
  9/4/01                        $ 9,504                $ 9,512
  9/5/01                        $ 9,444                $ 9,502
  9/6/01                        $ 9,100                $ 9,289
  9/7/01                        $ 8,764                $ 9,116
  9/8/01                        $ 8,764                $ 9,116
  9/9/01                        $ 8,764                $ 9,116
 9/10/01                        $ 8,708                $ 9,173
 9/11/01                        $ 8,708                $ 9,173
 9/12/01                        $ 8,708                $ 9,173
 9/13/01                        $ 8,708                $ 9,173
 9/14/01                        $ 8,708                $ 9,173
 9/15/01                        $ 8,708                $ 9,173
 9/16/01                        $ 8,708                $ 9,173
 9/17/01                        $ 8,076                $ 8,722
 9/18/01                        $ 8,152                $ 8,671
 9/19/01                        $ 8,056                $ 8,531
 9/20/01                        $ 7,788                $ 8,266
 9/21/01                        $ 7,668                $ 8,109
 9/22/01                        $ 7,668                $ 8,109
 9/23/01                        $ 7,668                $ 8,109
 9/24/01                        $ 8,124                $ 8,425
 9/25/01                        $ 8,244                $ 8,499
 9/26/01                        $ 8,160                $ 8,455
 9/27/01                        $ 8,236                $ 8,552
 9/28/01                        $ 8,412                $ 8,740
 9/29/01                        $ 8,412                $ 8,740
 9/30/01                        $ 8,412                $ 8,740
 10/1/01                        $ 8,404                $ 8,720
 10/2/01                        $ 8,644                $ 8,827
 10/3/01                        $ 8,972                $ 9,003
 10/4/01                        $ 8,768                $ 8,981
 10/5/01                        $ 8,836                $ 8,995
 10/6/01                        $ 8,836                $ 8,995
 10/7/01                        $ 8,836                $ 8,995
 10/8/01                        $ 8,636                $ 8,920
 10/9/01                        $ 8,600                $ 8,872
10/10/01                        $ 8,872                $ 9,076
10/11/01                        $ 9,164                $ 9,214
10/12/01                        $ 9,024                $ 9,165
10/13/01                        $ 9,024                $ 9,165
10/14/01                        $ 9,024                $ 9,165
10/15/01                        $ 9,008                $ 9,151
10/16/01                        $ 9,068                $ 9,215
10/17/01                        $ 8,880                $ 9,043
10/18/01                        $ 8,860                $ 8,972
10/19/01                        $ 8,988                $ 9,013
10/20/01                        $ 8,988                $ 9,013
10/21/01                        $ 8,988                $ 9,013
10/22/01                        $ 8,972                $ 9,151
10/23/01                        $ 8,980                $ 9,108
10/24/01                        $ 8,908                $ 9,111
10/25/01                        $ 9,000                $ 9,236
10/26/01                        $ 9,020                $ 9,274
10/27/01                        $ 9,020                $ 9,274
10/28/01                        $ 9,020                $ 9,274
10/29/01                        $ 8,780                $ 9,053
10/30/01                        $ 8,496                $ 8,898
10/31/01                        $ 8,628                $ 8,898
 11/1/01                        $ 8,788                $ 9,102
 11/2/01                        $ 8,956                $ 9,128
 11/3/01                        $ 8,956                $ 9,128
 11/4/01                        $ 8,956                $ 9,128
 11/5/01                        $ 9,128                $ 9,259
 11/6/01                        $ 9,300                $ 9,394
 11/7/01                        $ 9,220                $ 9,368
 11/8/01                        $ 9,236                $ 9,391
 11/9/01                        $ 9,264                $ 9,406
11/10/01                        $ 9,264                $ 9,406
11/11/01                        $ 9,264                $ 9,406
11/12/01                        $ 9,272                $ 9,389
11/13/01                        $ 9,492                $ 9,564
11/14/01                        $ 9,840                $ 9,582
11/15/01                        $ 9,904                $ 9,590
11/16/01                        $ 9,708                $ 9,560
11/17/01                        $ 9,708                $ 9,560
11/18/01                        $ 9,708                $ 9,560
11/19/01                        $ 9,940                $ 9,664
11/20/01                        $ 9,864                $ 9,594
11/21/01                        $ 9,792                $ 9,547
11/22/01                        $ 9,792                $ 9,547
11/23/01                        $ 9,936                $ 9,658
11/24/01                        $ 9,936                $ 9,658
11/25/01                        $ 9,936                $ 9,658
11/26/01                        $ 9,968                $ 9,718
11/27/01                        $ 9,848                $ 9,651
11/28/01                        $ 9,804                $ 9,475
11/29/01                        $ 9,788                $ 9,573
11/30/01                        $ 9,892                $ 9,567
 12/1/01                        $ 9,892                $ 9,567
 12/2/01                        $ 9,892                $ 9,567
 12/3/01                        $ 9,800                $ 9,487
 12/4/01                        $ 9,904                $ 9,612
 12/5/01                        $10,236                $ 9,826
 12/6/01                        $10,052                $ 9,799
 12/7/01                        $10,000                $ 9,725
 12/8/01                        $10,000                $ 9,725
 12/9/01                        $10,000                $ 9,725
12/10/01                        $ 9,796                $ 9,571
12/11/01                        $ 9,672                $ 9,544
12/12/01                        $ 9,640                $ 9,547
12/13/01                        $ 9,564                $ 9,398
12/14/01                        $ 9,728                $ 9,429
12/15/01                        $ 9,728                $ 9,429
12/16/01                        $ 9,728                $ 9,429
12/17/01                        $ 9,852                $ 9,524
12/18/01                        $ 9,904                $ 9,596
12/19/01                        $ 9,984                $ 9,652
12/20/01                        $10,024                $ 9,571
12/21/01                        $10,152                $ 9,612
12/22/01                        $10,152                $ 9,612
12/23/01                        $10,152                $ 9,612
12/24/01                        $10,148                $ 9,610
12/25/01                        $10,148                $ 9,610
12/26/01                        $10,228                $ 9,650
12/27/01                        $10,296                $ 9,715
12/28/01                        $10,360                $ 9,748
12/29/01                        $10,360                $ 9,748
12/30/01                        $10,360                $ 9,748
12/31/01                        $10,260                $ 9,639

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12-31-01

--------------------------------------------------------------------------------
                                                   SINCE INCEPTION (7-23-01)
                                                          TO 12-31-01
--------------------------------------------------------------------------------
RETAILING FUND                                               2.60%

S&P 500 INDEX                                               -3.61%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

TECHNOLOGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers and PC hardware and peripherals companies.

Inception: May 2, 2001

Technology companies continued to suffer poor earnings due to a lack of IT spending and excess capacities. The outlook for many firms is unclear near term, but more companies are becoming comfortable with long-term growth expectations. The sector's biggest merger, between Compaq and Hewlett-Packard, was put in dire straits when the Hewlett family and the family trust began to campaign against the corporate marriage. Microsoft settled its suit with the U.S. Justice Department and nine states, but nine remaining states have yet to agree on an appropriate settlement. Although the sector is not warm by any means, it is beginning to thaw from its deep freeze. According to The Strategis Group, more than 483 million wireless devices will be sold to consumers in 2003, and one-third of the world's population will own a wireless device by 2008. New generation technology is driving demand for wireless phone handset replacements.

[CHART OF CUMULATIVE FUND PERFORMANCE: MAY 2, 2001 - DECEMBER 31, 2001]

                        TECHNOLOGY FUND          S&P 500 INDEX
                        ---------------          -------------
  5/2/01                        $10,000                $10,000
  5/3/01                        $ 9,588                $ 9,851
  5/4/01                        $ 9,788                $ 9,994
  5/5/01                        $ 9,788                $ 9,994
  5/6/01                        $ 9,788                $ 9,994
  5/7/01                        $ 9,688                $ 9,969
  5/8/01                        $ 9,852                $ 9,951
  5/9/01                        $ 9,584                $ 9,906
 5/10/01                        $ 9,424                $ 9,903
 5/11/01                        $ 9,308                $ 9,828
 5/12/01                        $ 9,308                $ 9,828
 5/13/01                        $ 9,308                $ 9,828
 5/14/01                        $ 9,156                $ 9,854
 5/15/01                        $ 9,156                $ 9,858
 5/16/01                        $ 9,576                $10,139
 5/17/01                        $ 9,636                $10,166
 5/18/01                        $ 9,664                $10,194
 5/19/01                        $ 9,664                $10,194
 5/20/01                        $ 9,664                $10,194
 5/21/01                        $10,208                $10,358
 5/22/01                        $10,208                $10,331
 5/23/01                        $ 9,860                $10,171
 5/24/01                        $10,032                $10,203
 5/25/01                        $ 9,824                $10,083
 5/26/01                        $ 9,824                $10,083
 5/27/01                        $ 9,824                $10,083
 5/28/01                        $ 9,384                $10,083
 5/29/01                        $ 9,384                $10,004
 5/30/01                        $ 8,872                $ 9,847
 5/31/01                        $ 8,972                $ 9,908
  6/1/01                        $ 9,144                $ 9,947
  6/2/01                        $ 9,144                $ 9,947
  6/3/01                        $ 9,144                $ 9,947
  6/4/01                        $ 9,132                $ 9,997
  6/5/01                        $ 9,548                $10,127
  6/6/01                        $ 9,476                $10,021
  6/7/01                        $ 9,792                $10,075
  6/8/01                        $ 9,484                $ 9,981
  6/9/01                        $ 9,484                $ 9,981
 6/10/01                        $ 9,484                $ 9,981
 6/11/01                        $ 9,252                $ 9,897
 6/12/01                        $ 9,252                $ 9,909
 6/13/01                        $ 8,908                $ 9,796
 6/14/01                        $ 8,516                $ 9,625
 6/15/01                        $ 8,412                $ 9,581
 6/16/01                        $ 8,412                $ 9,581
 6/17/01                        $ 8,412                $ 9,581
 6/18/01                        $ 8,240                $ 9,535
 6/19/01                        $ 8,244                $ 9,567
 6/20/01                        $ 8,356                $ 9,651
 6/21/01                        $ 8,432                $ 9,760
 6/22/01                        $ 8,412                $ 9,668
 6/23/01                        $ 8,412                $ 9,668
 6/24/01                        $ 8,412                $ 9,668
 6/25/01                        $ 8,540                $ 9,615
 6/26/01                        $ 8,584                $ 9,600
 6/27/01                        $ 8,616                $ 9,555
 6/28/01                        $ 8,852                $ 9,675
 6/29/01                        $ 8,896                $ 9,661
 6/30/01                        $ 8,896                $ 9,661
  7/1/01                        $ 8,896                $ 9,661
  7/2/01                        $ 8,948                $ 9,758
  7/3/01                        $ 8,920                $ 9,740
  7/4/01                        $ 8,920                $ 9,740
  7/5/01                        $ 8,604                $ 9,620
  7/6/01                        $ 8,136                $ 9,394
  7/7/01                        $ 8,136                $ 9,394
  7/8/01                        $ 8,136                $ 9,394
  7/9/01                        $ 8,228                $ 9,458
 7/10/01                        $ 7,924                $ 9,322
 7/11/01                        $ 7,972                $ 9,312
 7/12/01                        $ 8,536                $ 9,532
 7/13/01                        $ 8,556                $ 9,592
 7/14/01                        $ 8,556                $ 9,592
 7/15/01                        $ 8,556                $ 9,592
 7/16/01                        $ 8,276                $ 9,487
 7/17/01                        $ 8,432                $ 9,582
 7/18/01                        $ 8,044                $ 9,529
 7/19/01                        $ 8,208                $ 9,587
 7/20/01                        $ 8,124                $ 9,554
 7/21/01                        $ 8,124                $ 9,554
 7/22/01                        $ 8,124                $ 9,554
 7/23/01                        $ 7,932                $ 9,397
 7/24/01                        $ 7,832                $ 9,244
 7/25/01                        $ 7,972                $ 9,393
 7/26/01                        $ 8,188                $ 9,491
 7/27/01                        $ 8,224                $ 9,514
 7/28/01                        $ 8,224                $ 9,514
 7/29/01                        $ 8,224                $ 9,514
 7/30/01                        $ 8,188                $ 9,504
 7/31/01                        $ 8,220                $ 9,557
  8/1/01                        $ 8,464                $ 9,594
  8/2/01                        $ 8,604                $ 9,632
  8/3/01                        $ 8,500                $ 9,581
  8/4/01                        $ 8,500                $ 9,581
  8/5/01                        $ 8,500                $ 9,581
  8/6/01                        $ 8,364                $ 9,472
  8/7/01                        $ 8,316                $ 9,503
  8/8/01                        $ 8,004                $ 9,338
  8/9/01                        $ 8,000                $ 9,337
 8/10/01                        $ 7,964                $ 9,254
 8/11/01                        $ 7,964                $ 9,254
 8/12/01                        $ 7,964                $ 9,254
 8/13/01                        $ 8,044                $ 9,399
 8/14/01                        $ 7,896                $ 9,363
 8/15/01                        $ 7,672                $ 9,295
 8/16/01                        $ 7,740                $ 9,323
 8/17/01                        $ 7,460                $ 9,168
 8/18/01                        $ 7,460                $ 9,168
 8/19/01                        $ 7,460                $ 9,168
 8/20/01                        $ 7,508                $ 9,242
 8/21/01                        $ 7,280                $ 9,131
 8/22/01                        $ 7,428                $ 9,194
 8/23/01                        $ 7,364                $ 9,169
 8/24/01                        $ 7,768                $ 9,349
 8/25/01                        $ 7,768                $ 9,349
 8/26/01                        $ 7,768                $ 9,349
 8/27/01                        $ 7,772                $ 9,304
 8/28/01                        $ 7,532                $ 9,164
 8/29/01                        $ 7,364                $ 9,062
 8/30/01                        $ 7,028                $ 8,908
 8/31/01                        $ 7,112                $ 8,944
  9/1/01                        $ 7,112                $ 8,944
  9/2/01                        $ 7,112                $ 8,944
  9/3/01                        $ 7,112                $ 8,944
  9/4/01                        $ 6,904                $ 8,939
  9/5/01                        $ 6,800                $ 8,929
  9/6/01                        $ 6,504                $ 8,729
  9/7/01                        $ 6,432                $ 8,567
  9/8/01                        $ 6,432                $ 8,567
  9/9/01                        $ 6,432                $ 8,567
 9/10/01                        $ 6,512                $ 8,620
 9/11/01                        $ 6,512                $ 8,620
 9/12/01                        $ 6,512                $ 8,620
 9/13/01                        $ 6,512                $ 8,620
 9/14/01                        $ 6,512                $ 8,620
 9/15/01                        $ 6,512                $ 8,620
 9/16/01                        $ 6,512                $ 8,620
 9/17/01                        $ 6,028                $ 8,196
 9/18/01                        $ 5,940                $ 8,148
 9/19/01                        $ 5,844                $ 8,017
 9/20/01                        $ 5,576                $ 7,768
 9/21/01                        $ 5,420                $ 7,620
 9/22/01                        $ 5,420                $ 7,620
 9/23/01                        $ 5,420                $ 7,620
 9/24/01                        $ 5,784                $ 7,917
 9/25/01                        $ 5,772                $ 7,987
 9/26/01                        $ 5,568                $ 7,946
 9/27/01                        $ 5,492                $ 8,037
 9/28/01                        $ 5,640                $ 8,213
 9/29/01                        $ 5,640                $ 8,213
 9/30/01                        $ 5,640                $ 8,213
 10/1/01                        $ 5,560                $ 8,194
 10/2/01                        $ 5,564                $ 8,295
 10/3/01                        $ 5,988                $ 8,460
 10/4/01                        $ 6,112                $ 8,439
 10/5/01                        $ 6,180                $ 8,453
 10/6/01                        $ 6,180                $ 8,453
 10/7/01                        $ 6,180                $ 8,453
 10/8/01                        $ 6,228                $ 8,383
 10/9/01                        $ 6,052                $ 8,338
10/10/01                        $ 6,288                $ 8,529
10/11/01                        $ 6,656                $ 8,659
10/12/01                        $ 6,688                $ 8,613
10/13/01                        $ 6,688                $ 8,613
10/14/01                        $ 6,688                $ 8,613
10/15/01                        $ 6,596                $ 8,600
10/16/01                        $ 6,720                $ 8,660
10/17/01                        $ 6,392                $ 8,498
10/18/01                        $ 6,392                $ 8,431
10/19/01                        $ 6,484                $ 8,470
10/20/01                        $ 6,484                $ 8,470
10/21/01                        $ 6,484                $ 8,470
10/22/01                        $ 6,632                $ 8,599
10/23/01                        $ 6,648                $ 8,559
10/24/01                        $ 6,804                $ 8,562
10/25/01                        $ 6,996                $ 8,680
10/26/01                        $ 6,920                $ 8,715
10/27/01                        $ 6,920                $ 8,715
10/28/01                        $ 6,920                $ 8,715
10/29/01                        $ 6,584                $ 8,508
10/30/01                        $ 6,444                $ 8,362
10/31/01                        $ 6,524                $ 8,362
 11/1/01                        $ 6,816                $ 8,554
 11/2/01                        $ 6,824                $ 8,578
 11/3/01                        $ 6,824                $ 8,578
 11/4/01                        $ 6,824                $ 8,578
 11/5/01                        $ 7,036                $ 8,701
 11/6/01                        $ 7,268                $ 8,828
 11/7/01                        $ 7,264                $ 8,804
 11/8/01                        $ 7,236                $ 8,825
 11/9/01                        $ 7,260                $ 8,839
11/10/01                        $ 7,260                $ 8,839
11/11/01                        $ 7,260                $ 8,839
11/12/01                        $ 7,320                $ 8,824
11/13/01                        $ 7,564                $ 8,987
11/14/01                        $ 7,636                $ 9,004
11/15/01                        $ 7,620                $ 9,012
11/16/01                        $ 7,620                $ 8,984
11/17/01                        $ 7,620                $ 8,984
11/18/01                        $ 7,620                $ 8,984
11/19/01                        $ 7,740                $ 9,082
11/20/01                        $ 7,460                $ 9,016
11/21/01                        $ 7,420                $ 8,971
11/22/01                        $ 7,420                $ 8,971
11/23/01                        $ 7,536                $ 9,076
11/24/01                        $ 7,536                $ 9,076
11/25/01                        $ 7,536                $ 9,076
11/26/01                        $ 7,696                $ 9,132
11/27/01                        $ 7,652                $ 9,070
11/28/01                        $ 7,412                $ 8,904
11/29/01                        $ 7,588                $ 8,996
11/30/01                        $ 7,596                $ 8,990
 12/1/01                        $ 7,596                $ 8,990
 12/2/01                        $ 7,596                $ 8,990
 12/3/01                        $ 7,468                $ 8,915
 12/4/01                        $ 7,732                $ 9,032
 12/5/01                        $ 8,140                $ 9,234
 12/6/01                        $ 8,120                $ 9,208
 12/7/01                        $ 7,960                $ 9,139
 12/8/01                        $ 7,960                $ 9,139
 12/9/01                        $ 7,960                $ 9,139
12/10/01                        $ 7,816                $ 8,994
12/11/01                        $ 7,872                $ 8,969
12/12/01                        $ 7,920                $ 8,971
12/13/01                        $ 7,584                $ 8,832
12/14/01                        $ 7,640                $ 8,861
12/15/01                        $ 7,640                $ 8,861
12/16/01                        $ 7,640                $ 8,861
12/17/01                        $ 7,736                $ 8,950
12/18/01                        $ 7,752                $ 9,018
12/19/01                        $ 7,652                $ 9,070
12/20/01                        $ 7,420                $ 8,994
12/21/01                        $ 7,464                $ 9,033
12/22/01                        $ 7,464                $ 9,033
12/23/01                        $ 7,464                $ 9,033
12/24/01                        $ 7,416                $ 9,031
12/25/01                        $ 7,416                $ 9,031
12/26/01                        $ 7,468                $ 9,069
12/27/01                        $ 7,552                $ 9,130
12/28/01                        $ 7,572                $ 9,160
12/29/01                        $ 7,572                $ 9,160
12/30/01                        $ 7,572                $ 9,160
12/31/01                        $ 7,444                $ 9,058

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12-31-01

--------------------------------------------------------------------------------
                                                   SINCE INCEPTION (5-2-01)
                                                          TO 12-31-01
--------------------------------------------------------------------------------
TECHNOLOGY FUND                                             -25.56%

S&P 500 INDEX                                                -9.42%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

TELECOMMUNICATIONS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in the development, manufacture or sale of communications services or communications equipment.

Inception: July 27, 2001

The Telecommunications sector continued to be hindered by excess capacity issues and decreased IT spending from both data and voice communications providers. Wireless handset makers are gearing up for the next generation wireless technologies. Not only are the landline service providers continuing to lose market share to wireless service providers, but they have been engaged in fierce price wars that have cut into revenues. During the period, Nextel, Motorola and Qualcomm agreed to develop a version of Nextel's proprietary feature based on Qualcomm's next-generation wireless network technology. Also, BellSouth expects its high-speed Internet subscriber base to nearly double in 2002 despite cautious customer spending in the weak economy.

[CHART OF CUMULATIVE FUND PERFORMANCE: JULY 27, 2001 - DECEMBER 31, 2001]

                TELECOMMUNICATIONS FUND          S&P 500 INDEX
                -----------------------          -------------
 7/27/01                        $10,000                $10,000
 7/28/01                        $10,000                $10,000
 7/29/01                        $10,000                $10,000
 7/30/01                        $10,024                $ 9,989
 7/31/01                        $ 9,960                $10,045
  8/1/01                        $10,136                $10,084
  8/2/01                        $10,184                $10,124
  8/3/01                        $10,076                $10,071
  8/4/01                        $10,076                $10,071
  8/5/01                        $10,076                $10,071
  8/6/01                        $ 9,968                $ 9,956
  8/7/01                        $ 9,956                $ 9,988
  8/8/01                        $ 9,664                $ 9,815
  8/9/01                        $ 9,608                $ 9,814
 8/10/01                        $ 9,660                $ 9,727
 8/11/01                        $ 9,660                $ 9,727
 8/12/01                        $ 9,660                $ 9,727
 8/13/01                        $ 9,728                $ 9,879
 8/14/01                        $ 9,752                $ 9,842
 8/15/01                        $ 9,512                $ 9,769
 8/16/01                        $ 9,536                $ 9,800
 8/17/01                        $ 9,228                $ 9,636
 8/18/01                        $ 9,228                $ 9,636
 8/19/01                        $ 9,228                $ 9,636
 8/20/01                        $ 9,328                $ 9,715
 8/21/01                        $ 9,216                $ 9,597
 8/22/01                        $ 9,280                $ 9,664
 8/23/01                        $ 9,164                $ 9,637
 8/24/01                        $ 9,452                $ 9,827
 8/25/01                        $ 9,452                $ 9,827
 8/26/01                        $ 9,452                $ 9,827
 8/27/01                        $ 9,352                $ 9,779
 8/28/01                        $ 9,204                $ 9,632
 8/29/01                        $ 9,084                $ 9,525
 8/30/01                        $ 8,884                $ 9,363
 8/31/01                        $ 8,932                $ 9,401
  9/1/01                        $ 8,932                $ 9,401
  9/2/01                        $ 8,932                $ 9,401
  9/3/01                        $ 8,932                $ 9,401
  9/4/01                        $ 8,744                $ 9,395
  9/5/01                        $ 8,596                $ 9,386
  9/6/01                        $ 8,284                $ 9,175
  9/7/01                        $ 8,232                $ 9,004
  9/8/01                        $ 8,232                $ 9,004
  9/9/01                        $ 8,232                $ 9,004
 9/10/01                        $ 8,464                $ 9,060
 9/11/01                        $ 8,464                $ 9,060
 9/12/01                        $ 8,464                $ 9,060
 9/13/01                        $ 8,464                $ 9,060
 9/14/01                        $ 8,464                $ 9,060
 9/15/01                        $ 8,464                $ 9,060
 9/16/01                        $ 8,464                $ 9,060
 9/17/01                        $ 8,368                $ 8,615
 9/18/01                        $ 8,540                $ 8,565
 9/19/01                        $ 8,660                $ 8,427
 9/20/01                        $ 8,568                $ 8,165
 9/21/01                        $ 8,316                $ 8,009
 9/22/01                        $ 8,316                $ 8,009
 9/23/01                        $ 8,316                $ 8,009
 9/24/01                        $ 8,688                $ 8,322
 9/25/01                        $ 8,884                $ 8,395
 9/26/01                        $ 8,772                $ 8,351
 9/27/01                        $ 8,680                $ 8,447
 9/28/01                        $ 8,804                $ 8,633
 9/29/01                        $ 8,804                $ 8,633
 9/30/01                        $ 8,804                $ 8,633
 10/1/01                        $ 8,732                $ 8,613
 10/2/01                        $ 8,780                $ 8,719
 10/3/01                        $ 8,852                $ 8,892
 10/4/01                        $ 8,816                $ 8,870
 10/5/01                        $ 8,820                $ 8,885
 10/6/01                        $ 8,820                $ 8,885
 10/7/01                        $ 8,820                $ 8,885
 10/8/01                        $ 8,912                $ 8,811
 10/9/01                        $ 8,872                $ 8,764
10/10/01                        $ 9,148                $ 8,965
10/11/01                        $ 9,168                $ 9,101
10/12/01                        $ 9,096                $ 9,053
10/13/01                        $ 9,096                $ 9,053
10/14/01                        $ 9,096                $ 9,053
10/15/01                        $ 9,064                $ 9,039
10/16/01                        $ 9,040                $ 9,102
10/17/01                        $ 8,968                $ 8,932
10/18/01                        $ 8,816                $ 8,862
10/19/01                        $ 8,860                $ 8,902
10/20/01                        $ 8,860                $ 8,902
10/21/01                        $ 8,860                $ 8,902
10/22/01                        $ 8,812                $ 9,039
10/23/01                        $ 8,688                $ 8,996
10/24/01                        $ 8,820                $ 9,000
10/25/01                        $ 8,876                $ 9,123
10/26/01                        $ 8,928                $ 9,161
10/27/01                        $ 8,928                $ 9,161
10/28/01                        $ 8,928                $ 9,161
10/29/01                        $ 8,716                $ 8,942
10/30/01                        $ 8,496                $ 8,789
10/31/01                        $ 8,524                $ 8,789
 11/1/01                        $ 8,740                $ 8,990
 11/2/01                        $ 8,728                $ 9,016
 11/3/01                        $ 8,728                $ 9,016
 11/4/01                        $ 8,728                $ 9,016
 11/5/01                        $ 8,892                $ 9,146
 11/6/01                        $ 9,012                $ 9,279
 11/7/01                        $ 8,900                $ 9,253
 11/8/01                        $ 8,952                $ 9,276
 11/9/01                        $ 8,956                $ 9,291
11/10/01                        $ 8,956                $ 9,291
11/11/01                        $ 8,956                $ 9,291
11/12/01                        $ 8,920                $ 9,274
11/13/01                        $ 9,124                $ 9,446
11/14/01                        $ 9,292                $ 9,464
11/15/01                        $ 9,428                $ 9,473
11/16/01                        $ 9,512                $ 9,443
11/17/01                        $ 9,512                $ 9,443
11/18/01                        $ 9,512                $ 9,443
11/19/01                        $ 9,576                $ 9,546
11/20/01                        $ 9,312                $ 9,476
11/21/01                        $ 9,296                $ 9,429
11/22/01                        $ 9,296                $ 9,429
11/23/01                        $ 9,416                $ 9,540
11/24/01                        $ 9,416                $ 9,540
11/25/01                        $ 9,416                $ 9,540
11/26/01                        $ 9,564                $ 9,598
11/27/01                        $ 9,360                $ 9,533
11/28/01                        $ 9,076                $ 9,359
11/29/01                        $ 9,160                $ 9,456
11/30/01                        $ 9,092                $ 9,449
 12/1/01                        $ 9,092                $ 9,449
 12/2/01                        $ 9,092                $ 9,449
 12/3/01                        $ 9,072                $ 9,370
 12/4/01                        $ 9,284                $ 9,494
 12/5/01                        $ 9,560                $ 9,706
 12/6/01                        $ 9,548                $ 9,679
 12/7/01                        $ 9,332                $ 9,606
 12/8/01                        $ 9,332                $ 9,606
 12/9/01                        $ 9,332                $ 9,606
12/10/01                        $ 9,184                $ 9,453
12/11/01                        $ 9,260                $ 9,427
12/12/01                        $ 9,236                $ 9,430
12/13/01                        $ 8,904                $ 9,283
12/14/01                        $ 8,988                $ 9,314
12/15/01                        $ 8,988                $ 9,314
12/16/01                        $ 8,988                $ 9,314
12/17/01                        $ 9,204                $ 9,407
12/18/01                        $ 9,140                $ 9,478
12/19/01                        $ 8,980                $ 9,533
12/20/01                        $ 8,852                $ 9,453
12/21/01                        $ 8,920                $ 9,495
12/22/01                        $ 8,920                $ 9,495
12/23/01                        $ 8,920                $ 9,495
12/24/01                        $ 8,892                $ 9,493
12/25/01                        $ 8,892                $ 9,493
12/26/01                        $ 8,968                $ 9,532
12/27/01                        $ 9,064                $ 9,596
12/28/01                        $ 9,136                $ 9,628
12/29/01                        $ 9,136                $ 9,628
12/30/01                        $ 9,136                $ 9,628
12/31/01                        $ 9,024                $ 9,521

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12-31-01

--------------------------------------------------------------------------------
                                                   SINCE INCEPTION (7-27-01)
                                                          TO 12-31-01
--------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND                                     -9.76%

S&P 500 INDEX                                               -4.79%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

TRANSPORTATION FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution or sale of transportation equipment.

Inception: June 11, 2001

Even before September 11, 2001, U.S. airlines were headed for the industry's first loss since 1994 due to reduced business travel and higher fuel and labor costs. Most major U.S. airlines cut fares as much as 50% on routes worldwide to attract travelers. In December, airline stocks rebounded as industry leaders such as Southwest Airlines reported seeing encouraging signs such as increased bookings in December and January. Stagnant economic growth and weakness in manufacturing negatively impacted trucking and shipping services during the year. The past year has been a tough one for trucking stocks with a record number of bankruptcies due largely to high insurance costs in the wake of September 11. Consolidation in the industry has been prevalent and should continue, as assets are sold cheap. But North American railroad shipments rose 0.1% in the fourth quarter after declining 2.3% in the first nine months of 2001, a sign of possible economic revival in the months ahead.

[CHART OF CUMULATIVE FUND PERFORMANCE: JUNE 11, 2001 - DECEMBER 31, 2001]

                     TRANSPORTATION FUND          S&P 500 INDEX
                     -------------------          -------------
  6/11/01                        $10,000                $10,000
  6/12/01                        $ 9,892                $10,012
  6/13/01                        $ 9,816                $ 9,898
  6/14/01                        $ 9,612                $ 9,725
  6/15/01                        $ 9,532                $ 9,681
  6/16/01                        $ 9,532                $ 9,681
  6/17/01                        $ 9,532                $ 9,681
  6/18/01                        $ 9,544                $ 9,634
  6/19/01                        $ 9,480                $ 9,667
  6/20/01                        $ 9,500                $ 9,751
  6/21/01                        $ 9,680                $ 9,862
  6/22/01                        $ 9,620                $ 9,768
  6/23/01                        $ 9,620                $ 9,768
  6/24/01                        $ 9,620                $ 9,768
  6/25/01                        $ 9,472                $ 9,715
  6/26/01                        $ 9,444                $ 9,700
  6/27/01                        $ 9,560                $ 9,655
  6/28/01                        $ 9,760                $ 9,775
  6/29/01                        $10,008                $ 9,761
  6/30/01                        $10,008                $ 9,761
   7/1/01                        $10,008                $ 9,761
   7/2/01                        $10,008                $ 9,859
   7/3/01                        $10,056                $ 9,841
   7/4/01                        $10,056                $ 9,841
   7/5/01                        $10,044                $ 9,720
   7/6/01                        $ 9,892                $ 9,491
   7/7/01                        $ 9,892                $ 9,491
   7/8/01                        $ 9,892                $ 9,491
   7/9/01                        $10,004                $ 9,557
  7/10/01                        $ 9,980                $ 9,419
  7/11/01                        $10,156                $ 9,408
  7/12/01                        $10,348                $ 9,631
  7/13/01                        $10,420                $ 9,691
  7/14/01                        $10,420                $ 9,691
  7/15/01                        $10,420                $ 9,691
  7/16/01                        $10,448                $ 9,586
  7/17/01                        $10,532                $ 9,682
  7/18/01                        $10,424                $ 9,628
  7/19/01                        $10,432                $ 9,686
  7/20/01                        $10,344                $ 9,653
  7/21/01                        $10,344                $ 9,653
  7/22/01                        $10,344                $ 9,653
  7/23/01                        $10,256                $ 9,495
  7/24/01                        $ 9,988                $ 9,340
  7/25/01                        $10,012                $ 9,491
  7/26/01                        $10,176                $ 9,590
  7/27/01                        $10,132                $ 9,613
  7/28/01                        $10,132                $ 9,613
  7/29/01                        $10,132                $ 9,613
  7/30/01                        $10,116                $ 9,602
  7/31/01                        $10,184                $ 9,656
   8/1/01                        $10,228                $ 9,693
   8/2/01                        $10,228                $ 9,732
   8/3/01                        $10,128                $ 9,681
   8/4/01                        $10,128                $ 9,681
   8/5/01                        $10,128                $ 9,681
   8/6/01                        $10,068                $ 9,570
   8/7/01                        $10,124                $ 9,601
   8/8/01                        $10,032                $ 9,435
   8/9/01                        $ 9,940                $ 9,434
  8/10/01                        $10,036                $ 9,351
  8/11/01                        $10,036                $ 9,351
  8/12/01                        $10,036                $ 9,351
  8/13/01                        $ 9,976                $ 9,497
  8/14/01                        $10,016                $ 9,461
  8/15/01                        $ 9,948                $ 9,391
  8/16/01                        $ 9,996                $ 9,420
  8/17/01                        $ 9,824                $ 9,263
  8/18/01                        $ 9,824                $ 9,263
  8/19/01                        $ 9,824                $ 9,263
  8/20/01                        $ 9,848                $ 9,338
  8/21/01                        $ 9,656                $ 9,226
  8/22/01                        $ 9,740                $ 9,290
  8/23/01                        $ 9,720                $ 9,264
  8/24/01                        $ 9,936                $ 9,446
  8/25/01                        $ 9,936                $ 9,446
  8/26/01                        $ 9,936                $ 9,446
  8/27/01                        $ 9,832                $ 9,401
  8/28/01                        $ 9,828                $ 9,260
  8/29/01                        $ 9,796                $ 9,156
  8/30/01                        $ 9,716                $ 9,001
  8/31/01                        $ 9,760                $ 9,037
   9/1/01                        $ 9,760                $ 9,037
   9/2/01                        $ 9,760                $ 9,037
   9/3/01                        $ 9,760                $ 9,037
   9/4/01                        $ 9,872                $ 9,032
   9/5/01                        $ 9,808                $ 9,022
   9/6/01                        $ 9,696                $ 8,820
   9/7/01                        $ 9,432                $ 8,656
   9/8/01                        $ 9,432                $ 8,656
   9/9/01                        $ 9,432                $ 8,656
  9/10/01                        $ 9,376                $ 8,710
  9/11/01                        $ 9,376                $ 8,710
  9/12/01                        $ 9,376                $ 8,710
  9/13/01                        $ 9,376                $ 8,710
  9/14/01                        $ 9,376                $ 8,710
  9/15/01                        $ 9,376                $ 8,710
  9/16/01                        $ 9,376                $ 8,710
  9/17/01                        $ 8,116                $ 8,281
  9/18/01                        $ 7,976                $ 8,233
  9/19/01                        $ 7,768                $ 8,100
  9/20/01                        $ 7,472                $ 7,849
  9/21/01                        $ 7,588                $ 7,699
  9/22/01                        $ 7,588                $ 7,699
  9/23/01                        $ 7,588                $ 7,699
  9/24/01                        $ 7,796                $ 8,000
  9/25/01                        $ 7,784                $ 8,070
  9/26/01                        $ 7,692                $ 8,028
  9/27/01                        $ 7,736                $ 8,120
  9/28/01                        $ 8,112                $ 8,298
  9/29/01                        $ 8,112                $ 8,298
  9/30/01                        $ 8,112                $ 8,298
  10/1/01                        $ 7,924                $ 8,279
  10/2/01                        $ 8,072                $ 8,381
  10/3/01                        $ 8,292                $ 8,548
  10/4/01                        $ 8,248                $ 8,527
  10/5/01                        $ 8,252                $ 8,541
  10/6/01                        $ 8,252                $ 8,541
  10/7/01                        $ 8,252                $ 8,541
  10/8/01                        $ 8,176                $ 8,470
  10/9/01                        $ 8,080                $ 8,424
 10/10/01                        $ 8,424                $ 8,618
 10/11/01                        $ 8,640                $ 8,749
 10/12/01                        $ 8,376                $ 8,703
 10/13/01                        $ 8,376                $ 8,703
 10/14/01                        $ 8,376                $ 8,703
 10/15/01                        $ 8,444                $ 8,689
 10/16/01                        $ 8,488                $ 8,750
 10/17/01                        $ 8,240                $ 8,587
 10/18/01                        $ 8,200                $ 8,519
 10/19/01                        $ 8,128                $ 8,558
 10/20/01                        $ 8,128                $ 8,558
 10/21/01                        $ 8,128                $ 8,558
 10/22/01                        $ 8,260                $ 8,689
 10/23/01                        $ 8,460                $ 8,648
 10/24/01                        $ 8,336                $ 8,651
 10/25/01                        $ 8,412                $ 8,770
 10/26/01                        $ 8,444                $ 8,806
 10/27/01                        $ 8,444                $ 8,806
 10/28/01                        $ 8,444                $ 8,806
 10/29/01                        $ 8,360                $ 8,596
 10/30/01                        $ 8,304                $ 8,449
 10/31/01                        $ 8,392                $ 8,449
  11/1/01                        $ 8,496                $ 8,642
  11/2/01                        $ 8,620                $ 8,667
  11/3/01                        $ 8,620                $ 8,667
  11/4/01                        $ 8,620                $ 8,667
  11/5/01                        $ 8,760                $ 8,792
  11/6/01                        $ 8,848                $ 8,920
  11/7/01                        $ 8,908                $ 8,895
  11/8/01                        $ 8,928                $ 8,917
  11/9/01                        $ 8,908                $ 8,931
 11/10/01                        $ 8,908                $ 8,931
 11/11/01                        $ 8,908                $ 8,931
 11/12/01                        $ 8,788                $ 8,915
 11/13/01                        $ 9,024                $ 9,081
 11/14/01                        $ 9,120                $ 9,098
 11/15/01                        $ 9,288                $ 9,106
 11/16/01                        $ 9,368                $ 9,077
 11/17/01                        $ 9,368                $ 9,077
 11/18/01                        $ 9,368                $ 9,077
 11/19/01                        $ 9,496                $ 9,176
 11/20/01                        $ 9,336                $ 9,109
 11/21/01                        $ 9,324                $ 9,064
 11/22/01                        $ 9,324                $ 9,064
 11/23/01                        $ 9,472                $ 9,171
 11/24/01                        $ 9,472                $ 9,171
 11/25/01                        $ 9,472                $ 9,171
 11/26/01                        $ 9,476                $ 9,227
 11/27/01                        $ 9,416                $ 9,164
 11/28/01                        $ 9,316                $ 8,997
 11/29/01                        $ 9,372                $ 9,090
 11/30/01                        $ 9,448                $ 9,084
  12/1/01                        $ 9,448                $ 9,084
  12/2/01                        $ 9,448                $ 9,084
  12/3/01                        $ 9,328                $ 9,008
  12/4/01                        $ 9,516                $ 9,126
  12/5/01                        $ 9,736                $ 9,330
  12/6/01                        $ 9,784                $ 9,304
  12/7/01                        $ 9,824                $ 9,234
  12/8/01                        $ 9,824                $ 9,234
  12/9/01                        $ 9,824                $ 9,234
 12/10/01                        $ 9,704                $ 9,088
 12/11/01                        $ 9,632                $ 9,062
 12/12/01                        $ 9,616                $ 9,065
 12/13/01                        $ 9,512                $ 8,924
 12/14/01                        $ 9,576                $ 8,953
 12/15/01                        $ 9,576                $ 8,953
 12/16/01                        $ 9,576                $ 8,953
 12/17/01                        $ 9,636                $ 9,043
 12/18/01                        $ 9,784                $ 9,111
 12/19/01                        $ 9,740                $ 9,164
 12/20/01                        $ 9,668                $ 9,088
 12/21/01                        $ 9,720                $ 9,127
 12/22/01                        $ 9,720                $ 9,127
 12/23/01                        $ 9,720                $ 9,127
 12/24/01                        $ 9,740                $ 9,125
 12/25/01                        $ 9,740                $ 9,125
 12/26/01                        $ 9,808                $ 9,163
 12/27/01                        $ 9,840                $ 9,225
 12/28/01                        $ 9,848                $ 9,256
 12/29/01                        $ 9,848                $ 9,256
 12/30/01                        $ 9,848                $ 9,256
 12/31/01                        $ 9,760                $ 9,153

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12-31-01

--------------------------------------------------------------------------------
                                                   SINCE INCEPTION (6-11-01)
                                                          TO 12-31-01
--------------------------------------------------------------------------------
TRANSPORTATION FUND                                         -2.40%

S&P 500 INDEX                                               -8.47%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

UTILITIES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that operate public utilities.

Inception: May 2, 2001

After a stellar performance in 2000, utility stocks began to drop in the first quarter as investors fled utilities to take advantage of sectors that were more likely to benefit from the Fed's rate cuts. The sector was also hurt by the problems faced by California utilities Pacific Gas and Southern California Edison. The two companies accrued billions of dollars in losses by buying power at a higher cost than the state-mandated consumer price. Enron ended the year by filing for the largest bankruptcy in U.S. history. Despite weak performance this year, positive trends abound within the sector. Corporate emphasis on non-regulated power should support earnings growth and help overcome regulatory caps on returns and rate reductions. Population growth in the Southeastern and Southwestern U.S. is expected to stimulate demand for power. Additionally, the current secular move to become total energy providers supports continued consolidation.

     [CHART OF CUMULATIVE FUND PERFORMANCE: MAY 2, 2001 - DECEMBER 31, 2001]

                  UTILITIES FUND   S&P 500 INDEX

         5/2/01          $10,000         $10,000
         5/3/01          $ 9,880         $ 9,851
         5/4/01          $10,012         $ 9,994
         5/5/01          $10,012         $ 9,994
         5/6/01          $10,012         $ 9,994
         5/7/01          $ 9,928         $ 9,969
         5/8/01          $ 9,812         $ 9,951
         5/9/01          $ 9,976         $ 9,906
        5/10/01          $ 9,952         $ 9,903
        5/11/01          $ 9,988         $ 9,828
        5/12/01          $ 9,988         $ 9,828
        5/13/01          $ 9,988         $ 9,828
        5/14/01          $10,048         $ 9,854
        5/15/01          $ 9,896         $ 9,858
        5/16/01          $ 9,956         $10,139
        5/17/01          $ 9,928         $10,166
        5/18/01          $10,088         $10,194
        5/19/01          $10,088         $10,194
        5/20/01          $10,088         $10,194
        5/21/01          $10,164         $10,358
        5/22/01          $10,148         $10,331
        5/23/01          $10,184         $10,171
        5/24/01          $10,096         $10,203
        5/25/01          $ 9,888         $10,083
        5/26/01          $ 9,888         $10,083
        5/27/01          $ 9,888         $10,083
        5/28/01          $ 9,792         $10,083
        5/29/01          $ 9,792         $10,004
        5/30/01          $ 9,784         $ 9,847
        5/31/01          $ 9,904         $ 9,908
         6/1/01          $ 9,784         $ 9,947
         6/2/01          $ 9,784         $ 9,947
         6/3/01          $ 9,784         $ 9,947
         6/4/01          $ 9,764         $ 9,997
         6/5/01          $ 9,544         $10,127
         6/6/01          $ 9,452         $10,021
         6/7/01          $ 9,360         $10,075
         6/8/01          $ 9,424         $ 9,981
         6/9/01          $ 9,424         $ 9,981
        6/10/01          $ 9,424         $ 9,981
        6/11/01          $ 9,572         $ 9,897
        6/12/01          $ 9,592         $ 9,909
        6/13/01          $ 9,380         $ 9,796
        6/14/01          $ 9,100         $ 9,625
        6/15/01          $ 9,244         $ 9,581
        6/16/01          $ 9,244         $ 9,581
        6/17/01          $ 9,244         $ 9,581
        6/18/01          $ 9,196         $ 9,535
        6/19/01          $ 9,272         $ 9,567
        6/20/01          $ 9,172         $ 9,651
        6/21/01          $ 8,888         $ 9,760
        6/22/01          $ 8,992         $ 9,668
        6/23/01          $ 8,992         $ 9,668
        6/24/01          $ 8,992         $ 9,668
        6/25/01          $ 8,900         $ 9,615
        6/26/01          $ 8,960         $ 9,600
        6/27/01          $ 9,064         $ 9,555
        6/28/01          $ 9,076         $ 9,675
        6/29/01          $ 9,124         $ 9,661
        6/30/01          $ 9,124         $ 9,661
         7/1/01          $ 9,124         $ 9,661
         7/2/01          $ 9,124         $ 9,758
         7/3/01          $ 9,120         $ 9,740
         7/4/01          $ 9,120         $ 9,740
         7/5/01          $ 9,240         $ 9,620
         7/6/01          $ 9,284         $ 9,394
         7/7/01          $ 9,284         $ 9,394
         7/8/01          $ 9,284         $ 9,394
         7/9/01          $ 9,320         $ 9,458
        7/10/01          $ 9,396         $ 9,322
        7/11/01          $ 9,260         $ 9,312
        7/12/01          $ 9,188         $ 9,532
        7/13/01          $ 9,136         $ 9,592
        7/14/01          $ 9,136         $ 9,592
        7/15/01          $ 9,136         $ 9,592
        7/16/01          $ 9,140         $ 9,487
        7/17/01          $ 9,112         $ 9,582
        7/18/01          $ 9,040         $ 9,529
        7/19/01          $ 9,024         $ 9,587
        7/20/01          $ 8,816         $ 9,554
        7/21/01          $ 8,816         $ 9,554
        7/22/01          $ 8,816         $ 9,554
        7/23/01          $ 8,576         $ 9,397
        7/24/01          $ 8,212         $ 9,244
        7/25/01          $ 8,468         $ 9,393
        7/26/01          $ 8,668         $ 9,491
        7/27/01          $ 8,672         $ 9,514
        7/28/01          $ 8,672         $ 9,514
        7/29/01          $ 8,672         $ 9,514
        7/30/01          $ 8,724         $ 9,504
        7/31/01          $ 8,672         $ 9,557
         8/1/01          $ 8,748         $ 9,594
         8/2/01          $ 8,868         $ 9,632
         8/3/01          $ 8,852         $ 9,581
         8/4/01          $ 8,852         $ 9,581
         8/5/01          $ 8,852         $ 9,581
         8/6/01          $ 8,612         $ 9,472
         8/7/01          $ 8,604         $ 9,503
         8/8/01          $ 8,360         $ 9,338
         8/9/01          $ 8,448         $ 9,337
        8/10/01          $ 8,492         $ 9,254
        8/11/01          $ 8,492         $ 9,254
        8/12/01          $ 8,492         $ 9,254
        8/13/01          $ 8,400         $ 9,399
        8/14/01          $ 8,436         $ 9,363
        8/15/01          $ 8,356         $ 9,295
        8/16/01          $ 8,360         $ 9,323
        8/17/01          $ 8,344         $ 9,168
        8/18/01          $ 8,344         $ 9,168
        8/19/01          $ 8,344         $ 9,168
        8/20/01          $ 8,380         $ 9,242
        8/21/01          $ 8,376         $ 9,131
        8/22/01          $ 8,456         $ 9,194
        8/23/01          $ 8,488         $ 9,169
        8/24/01          $ 8,532         $ 9,349
        8/25/01          $ 8,532         $ 9,349
        8/26/01          $ 8,532         $ 9,349
        8/27/01          $ 8,620         $ 9,304
        8/28/01          $ 8,636         $ 9,164
        8/29/01          $ 8,604         $ 9,062
        8/30/01          $ 8,468         $ 8,908
        8/31/01          $ 8,460         $ 8,944
         9/1/01          $ 8,460         $ 8,944
         9/2/01          $ 8,460         $ 8,944
         9/3/01          $ 8,460         $ 8,944
         9/4/01          $ 8,524         $ 8,939
         9/5/01          $ 8,412         $ 8,929
         9/6/01          $ 8,380         $ 8,729
         9/7/01          $ 8,408         $ 8,567
         9/8/01          $ 8,408         $ 8,567
         9/9/01          $ 8,408         $ 8,567
        9/10/01          $ 8,340         $ 8,620
        9/11/01          $ 8,340         $ 8,620
        9/12/01          $ 8,340         $ 8,620
        9/13/01          $ 8,340         $ 8,620
        9/14/01          $ 8,340         $ 8,620
        9/15/01          $ 8,340         $ 8,620
        9/16/01          $ 8,340         $ 8,620
        9/17/01          $ 8,176         $ 8,196
        9/18/01          $ 8,032         $ 8,148
        9/19/01          $ 7,876         $ 8,017
        9/20/01          $ 7,940         $ 7,768
        9/21/01          $ 7,784         $ 7,620
        9/22/01          $ 7,784         $ 7,620
        9/23/01          $ 7,784         $ 7,620
        9/24/01          $ 7,744         $ 7,917
        9/25/01          $ 7,680         $ 7,987
        9/26/01          $ 7,356         $ 7,946
        9/27/01          $ 7,272         $ 8,037
        9/28/01          $ 7,548         $ 8,213
        9/29/01          $ 7,548         $ 8,213
        9/30/01          $ 7,548         $ 8,213
        10/1/01          $ 7,600         $ 8,194
        10/2/01          $ 7,784         $ 8,295
        10/3/01          $ 7,992         $ 8,460
        10/4/01          $ 8,048         $ 8,439
        10/5/01          $ 8,068         $ 8,453
        10/6/01          $ 8,068         $ 8,453
        10/7/01          $ 8,068         $ 8,453
        10/8/01          $ 8,040         $ 8,383
        10/9/01          $ 7,920         $ 8,338
       10/10/01          $ 8,044         $ 8,529
       10/11/01          $ 8,052         $ 8,659
       10/12/01          $ 8,012         $ 8,613
       10/13/01          $ 8,012         $ 8,613
       10/14/01          $ 8,012         $ 8,613
       10/15/01          $ 7,976         $ 8,600
       10/16/01          $ 8,132         $ 8,660
       10/17/01          $ 8,068         $ 8,498
       10/18/01          $ 7,816         $ 8,431
       10/19/01          $ 7,924         $ 8,470
       10/20/01          $ 7,924         $ 8,470
       10/21/01          $ 7,924         $ 8,470
       10/22/01          $ 7,836         $ 8,599
       10/23/01          $ 7,684         $ 8,559
       10/24/01          $ 7,424         $ 8,562
       10/25/01          $ 7,604         $ 8,680
       10/26/01          $ 7,568         $ 8,715
       10/27/01          $ 7,568         $ 8,715
       10/28/01          $ 7,568         $ 8,715
       10/29/01          $ 7,584         $ 8,508
       10/30/01          $ 7,440         $ 8,362
       10/31/01          $ 7,500         $ 8,362
        11/1/01          $ 7,500         $ 8,554
        11/2/01          $ 7,360         $ 8,578
        11/3/01          $ 7,360         $ 8,578
        11/4/01          $ 7,360         $ 8,578
        11/5/01          $ 7,564         $ 8,701
        11/6/01          $ 7,568         $ 8,828
        11/7/01          $ 7,432         $ 8,804
        11/8/01          $ 7,616         $ 8,825
        11/9/01          $ 7,656         $ 8,839
       11/10/01          $ 7,656         $ 8,839
       11/11/01          $ 7,656         $ 8,839
       11/12/01          $ 7,704         $ 8,824
       11/13/01          $ 7,776         $ 8,987
       11/14/01          $ 7,600         $ 9,004
       11/15/01          $ 7,452         $ 9,012
       11/16/01          $ 7,472         $ 8,984
       11/17/01          $ 7,472         $ 8,984
       11/18/01          $ 7,472         $ 8,984
       11/19/01          $ 7,424         $ 9,082
       11/20/01          $ 7,500         $ 9,016
       11/21/01          $ 7,364         $ 8,971
       11/22/01          $ 7,364         $ 8,971
       11/23/01          $ 7,420         $ 9,076
       11/24/01          $ 7,420         $ 9,076
       11/25/01          $ 7,420         $ 9,076
       11/26/01          $ 7,340         $ 9,132
       11/27/01          $ 7,368         $ 9,070
       11/28/01          $ 7,080         $ 8,904
       11/29/01          $ 7,108         $ 8,996
       11/30/01          $ 7,072         $ 8,990
        12/1/01          $ 7,072         $ 8,990
        12/2/01          $ 7,072         $ 8,990
        12/3/01          $ 6,988         $ 8,915
        12/4/01          $ 7,132         $ 9,032
        12/5/01          $ 7,156         $ 9,234
        12/6/01          $ 7,060         $ 9,208
        12/7/01          $ 7,164         $ 9,139
        12/8/01          $ 7,164         $ 9,139
        12/9/01          $ 7,164         $ 9,139
       12/10/01          $ 7,000         $ 8,994
       12/11/01          $ 6,768         $ 8,969
       12/12/01          $ 6,828         $ 8,971
       12/13/01          $ 6,900         $ 8,832
       12/14/01          $ 6,840         $ 8,861
       12/15/01          $ 6,840         $ 8,861
       12/16/01          $ 6,840         $ 8,861
       12/17/01          $ 6,728         $ 8,950
       12/18/01          $ 6,876         $ 9,018
       12/19/01          $ 7,128         $ 9,070
       12/20/01          $ 7,096         $ 8,994
       12/21/01          $ 7,060         $ 9,033
       12/22/01          $ 7,060         $ 9,033
       12/23/01          $ 7,060         $ 9,033
       12/24/01          $ 7,132         $ 9,031
       12/25/01          $ 7,132         $ 9,031
       12/26/01          $ 7,200         $ 9,069
       12/27/01          $ 7,288         $ 9,130
       12/28/01          $ 7,316         $ 9,160
       12/29/01          $ 7,316         $ 9,160
       12/30/01          $ 7,316         $ 9,160
       12/31/01          $ 7,292         $ 9,058

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12-31-01

------------------------------------------------------------------------------
                                                    SINCE INCEPTION (5-2-01)
                                                          TO 12-31-01

UTILITIES FUND                                               -27.08%

S&P 500 INDEX                                                 -9.42%
------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2001

                                                                          MARKET
                                                         FACE              VALUE
                                                       AMOUNT           (NOTE 1)
--------------------------------------------------------------------------------
U.S. TREASURY BILL 11.9%
U.S. Treasury Bill
  1.30% 01/03/02                                     $10,000,000     $ 9,999,639
                                                                     -----------
TOTAL U.S. TREASURY BILL
  (Cost $9,999,639)                                                    9,999,639
                                                                     -----------
FEDERAL AGENCY DISCOUNT NOTES 47.3%
Fannie Mae 1.45%
  01/02/02                                             5,000,000       5,000,000
Fannie Mae 2.28%
  01/03/02                                             5,000,000       4,999,683
Farmer Mac 2.26%
  01/07/02                                             5,000,000       4,998,431
Federal Farm Credit
  Banks 1.90%
  01/04/02                                             5,000,000       4,999,472
Federal Home Loan
  Banks 2.29%
  01/04/02                                             5,000,000       4,999,362
Federal Home Loan
  Banks 2.12%
  10/21/02                                             5,000,000       4,914,022
Freddie Mac 1.47%
  01/02/02                                             5,000,000       5,000,000
Freddie Mac 3.33%
  01/03/02                                             5,000,000       4,999,538
                                                                     -----------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $39,910,508)                                                  39,910,508
                                                                     -----------

REPURCHASE AGREEMENTS 40.8%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 5):
  1.50% due 01/02/02                                 $17,091,281     $17,091,281
  1.55% due 01/02/02                                   2,288,968       2,288,968
  1.66% due 01/02/02                                  15,041,793      15,041,793

TOTAL REPURCHASE AGREEMENTS
  (Cost $34,422,042)                                                  34,422,042
                                                                     -----------

TOTAL INVESTMENTS 100%
  (Cost $84,332,189)                                                 $84,332,189
                                                                     ===========

See Notes to Financial Statements.

                                                                   ANNUAL REPORT

NOVA FUND
SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2001

                                                                          MARKET
                                                                           VALUE
                                                          SHARES        (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 59.8%
General Electric Co.                                      36,476      $1,461,936
Microsoft Corp.*                                          19,739       1,307,709
Exxon Mobil Corp.                                         25,353         996,373
Wal-Mart Stores, Inc.                                     16,367         941,921
Citigroup, Inc.                                           18,447         931,205
Pfizer, Inc.                                              23,176         923,564
Intel Corp.                                               24,665         775,714
International Business Machines Corp.                      6,355         768,701
American International Group                               9,629         764,543
Johnson & Johnson                                         11,104         656,246
AOL Time Warner, Inc.*                                    16,232         521,047
Merck & Co., Inc.                                          8,427         495,508
Cisco Systems, Inc.*                                      26,866         486,543
SBC Communications, Inc.                                  12,351         483,789
Verizon Communications, Inc.                               9,916         470,613
Home Depot, Inc.                                           8,565         436,901
Coca-Cola Co.                                              9,084         428,311
Tyco International, Ltd.                                   7,126         419,721
Royal Dutch Petroleum Co.                                  7,826         383,631
Procter & Gamble Co.                                       4,766         377,134
Philip Morris Companies, Inc.                              8,113         371,981
Bank of America Corp.                                      5,902         371,531
Bristol-Myers Squibb Co.                                   7,150         364,650
ChevronTexaco Corp.                                        3,891         348,673
Eli Lilly & Co.                                            4,088         321,072
Abbott Laboratories                                        5,720         318,890
Pepsico, Inc.                                              6,457         314,391
American Home Products Corp.                               4,830         296,369
Fannie Mae                                                 3,669         291,686
Viacom, Inc.*                                              6,500         286,975
Oracle Corp.*                                             20,621         284,776
Wells Fargo & Co.                                          6,283         272,996
JP Morgan Chase & Co.                                      7,289         264,955
BellSouth Corp.                                            6,916         263,845
Dell Computer Corp.*                                       9,565         259,977
AT&T Corp.                                                12,627         229,054
Medtronic, Inc.                                            4,472         229,011
Morgan Stanley Dean Witter & Co.                           4,051         226,613
Amgen, Inc.*                                               3,816         215,375
Pharmacia Corp.                                            4,783         203,995
Schering-Plough Corp.*                                     5,330         190,867
Texas Instruments, Inc.                                    6,352         177,856
American Express Co.                                       4,858         173,382
Minnesota Mining & Manufacturing Co.                       1,434         169,513
Freddie Mac                                                2,535         165,789
Bank One Corp.                                             4,227         165,064
Merrill Lynch & Co., Inc.                                  3,129         163,083
E.I. Du Pont de Nemours & Co.                              3,815         162,176
Wachovia Corp./SC                                          5,126         160,751
Walt Disney Co.                                            7,644         158,384
Anheuser-Busch Companies, Inc.                             3,324         150,278
WorldCom, Inc.- WorldCom Group*                           10,634         149,727
Sun Microsystems, Inc.*                                   11,975         147,293
US Bancorp.                                                7,021         146,950
Hewlett-Packard Co.                                        7,147         146,799
FleetBoston Financial Corp.                                3,949         144,139
Qualcomm, Inc.*                                            2,752         138,976
Target Corp.                                               3,330         136,697
Automatic Data Processing                                  2,304         135,706
AT&T Wireless Services, Inc.*                              9,327         134,029
Fifth Third Bancorp.                                       2,139         131,185
Lowe's Cos.                                                2,793         129,623
Gillette Co.                                               3,854         128,724
McDonald's Corp.                                           4,758         125,944
Boeing Co.                                                 3,240         125,647
Walgreen Co.                                               3,730         125,552
Comcast Corp.*                                             3,485         125,460
Unilever NV                                                2,125         122,421
Motorola, Inc.                                             8,101         121,677
Colgate-Palmolive Co.                                      2,090         120,698
Kimberly-Clark Corp.                                       1,994         119,241
Applied Materials, Inc.*                                   2,941         117,934
Baxter International, Inc.                                 2,195         117,718
Schlumberger, Ltd.                                         2,133         117,208
Electronic Data Systems Corp.                              1,676         114,890
Alcoa, Inc.                                                3,209         114,080
Dow Chemical Co.                                           3,324         112,285

See Notes to Financial Statements.

                                       34

                                                                         MARKET
                                                                          VALUE
                                                          SHARES        (NOTE 1)
--------------------------------------------------------------------------------
MBNA Corp.                                                 3,171      $  111,619
First Data Corp.                                           1,420         111,399
Clear Channel Communications*                              2,181         111,035
Marsh & McLennan Cos                                       1,030         110,674
Duke Energy Corp.                                          2,801         109,967
EMC Corp./ Massachusetts*                                  8,136         109,348
Bank of New York Co, Inc                                   2,680         109,344
United Technologies Corp                                   1,686         108,966
Washington Mutual, Inc.                                    3,259         106,569
Ford Motor Co.                                             6,665         104,774
Cardinal Health, Inc.                                      1,603         103,650
General Motors Corp.                                       2,049          99,581
Honeywell International, Inc                               2,927          98,991
Household International, Inc                               1,662          96,296
Allstate Corp.                                             2,641          89,002
Emerson Electric Co.                                       1,544          88,162
Nortel Networks Corp.                                     11,740          88,050
Metlife, Inc.                                              2,726          86,360
Qwest Communications International                         6,099          86,179
Kohls Corp.*                                               1,222          86,078
EL Paso Corp.                                              1,915          85,428
Sprint Corp.-PCS Group*                                    3,458          84,410
Phillips Petroleum Co.                                     1,378          83,038
UnitedHealth Group, Inc.                                   1,169          82,730
Safeway, Inc.*                                             1,903          79,450
Lucent Technologies, Inc.                                 12,478          78,487
Charles Schwab Corp.                                       5,072          78,464
HCA, Inc.                                                  2,012          77,542
Illinois Tool Works                                        1,126          76,253
Computer Associates International, Inc.                    2,142          73,878
Waste Management, Inc.                                     2,308          73,648
Lockheed Martin Corp.                                      1,565          73,039
Costco Wholesale Corp.*                                    1,617          71,762
Alltel Corp.                                               1,155          71,298
Tenet Healthcare Corp.*                                    1,194          70,112
Cendant Corp.*                                             3,563          69,870
International Paper Co.                                    1,728          69,725
Micron Technology, Inc.*                                   2,209          68,479
Suntrust Banks, Inc.                                       1,082          67,841
General Mills, Inc.                                        1,285          66,833
Gannett Co, Inc.                                             991          66,625
Sprint Corp.-FON Group                                     3,286          65,983
Caterpillar, Inc.                                          1,257          65,678
Conoco, Inc.                                               2,307          65,288
National City Corp.                                        2,224          65,030
Omnicom Group                                                725          64,779
Sysco Corp.                                                2,466          64,659
Veritas Software Corp.*                                    1,440          64,555
Mellon Financial Corp.                                     1,710          64,330
The Southern Co.                                           2,508          63,578
Maxim Integrated Products*                                 1,207          63,380
Sara Lee Corp.                                             2,850          63,356
State Street Corp.                                         1,196          62,491
Lehman Brothers Holdings, Inc.                               930          62,124
General Dynamics Corp.                                       777          61,880
Kroger Co.*                                                2,932          61,191
Carnival Corp.                                             2,170          60,934
Harley-Davidson, Inc.                                      1,118          60,719
Compaq Computer Corp.                                      6,193          60,444
PNC Financial Services Group, Inc.                         1,075          60,415
Best Buy Co, Inc.*                                           807          60,105
Dominion Resources, Inc./Va                                  981          58,958
FedEx Corp.*                                               1,135          58,884
Analog Devices, Inc.*                                      1,312          58,240
Sears Roebuck and Co.                                      1,207          57,501
BB&T Corp.                                                 1,578          56,986
Nike, Inc.                                                 1,013          56,971
Forest Laboratories, Inc.*                                   695          56,955
Hartford Financial Services Group                            900          56,547
Exelon Corp.                                               1,181          56,546
Guidant Corp.*                                             1,135          56,523
Concord EFS, Inc.*                                         1,723          56,480
Immunex Corp.*                                             2,001          55,448
Anadarko Petroleum Corp                                      944          53,666
Union Pacific Corp.                                          936          53,352

See Notes to Financial Statements.

                                       35

                                                                   ANNUAL REPORT
                                                                         MARKET
                                                                          VALUE
                                                          SHARES        (NOTE 1)
--------------------------------------------------------------------------------
HJ Heinz Co.                                               1,275      $   52,428
American Electric Power                                    1,186          51,627
Northern Trust Corp.                                         850          51,187
Southwest Airlines Co.                                     2,766          51,116
Williams Cos., Inc.                                        1,933          49,330
Aflac, Inc.                                                1,972          48,432
Conagra Foods, Inc.                                        2,010          47,778
Xilinx, Inc.*                                              1,221          47,680
Chubb Corp.                                                  691          47,679
Paychex, Inc.                                              1,357          47,549
John Hancock Financial Services                            1,139          47,041
Agilent Technologies, Inc.*                                1,640          46,756
Cigna Corp.                                                  504          46,696
Genzyme Corp.-Genl Division*                                 780          46,691
McGraw-Hill Cos, Inc.                                        758          46,223
Albertson's, Inc.                                          1,465          46,133
USA Education, Inc.                                          549          46,127
Linear Technology Corp.                                    1,172          45,755
Siebel Systems, Inc.*                                      1,626          45,495
TXU Corp.                                                    964          45,453
Raytheon Co.                                               1,396          45,328
Baker Hughes, Inc.                                         1,231          44,895
Weyerhaeuser Co.                                             825          44,616
The Gap, Inc.                                              3,197          44,566
Stryker Corp.                                                761          44,420
WM. Wrigley JR Co.                                           860          44,178
Kellogg Co.                                                1,467          44,157
Equity Office Properties Trust                             1,467          44,127
Campbell Soup Co.                                          1,474          44,028
Peoplesoft, Inc.*                                          1,091          43,858
Capital One Financial Corp.                                  802          43,268
Loews Corp.                                                  765          42,366
Alcan, Inc.                                                1,175          42,218
CVS Corp.                                                  1,426          42,210
JDS Uniphase Corp.*                                        4,836          41,976
Avon Products                                                900          41,850
TJX Cos., Inc.                                             1,044          41,614
Tribune Co.                                                1,104          41,323
XL Capital, Ltd.                                             448          40,929
May Department Stores Co.                                  1,106          40,900
Air Products & Chemicals, Inc.                               868          40,718
Burlington Northern Santa Fe Corp.                         1,420          40,513
Masco Corp.                                                1,650          40,425
Interpublic Group Cos., Inc.                               1,364          40,293
Comerica, Inc.                                               702          40,225
Broadcom Corp.*                                              976          39,889
Transocean Sedco Forex, Inc                                1,173          39,671
McKesson Corp.                                             1,059          39,607
FPL Group, Inc.                                              692          39,029
Deere & Co.                                                  891          38,901
Sanmina-SCI Corp.*                                         1,953          38,865
King Pharmaceuticals, Inc.*                                  918          38,675
Medimmune, Inc.*                                             818          37,914
Progress Energy, Inc.                                        832          37,465
Yahoo, Inc.*                                               2,111          37,449
Marriott International, Inc.                                 921          37,439
KeyCorp                                                    1,531          37,265
FirstEnergy Corp.                                          1,065          37,254
Progressive Corp.-Ohio                                       249          37,176
Bed Bath & Beyond, Inc.*                                   1,072          36,341
The St. Paul Companies, Inc.                                 823          36,187
Kla-Tencor Corp.*                                            725          35,931
Occidental Petroleum Corp.                                 1,348          35,762
Lincoln National Corp.                                       733          35,602
Clorox Co.                                                   897          35,476
Boston Scientific Corp.*                                   1,452          35,022
Pitney Bowes, Inc.                                           931          35,015
Archer-Daniels-Midland Co.                                 2,438          34,985
Franklin Resources, Inc.                                     991          34,953
AON Corp.                                                    983          34,916
XCEL Energy, Inc.                                          1,257          34,869
PPG Industries, Inc.                                         668          34,549
Intuit, Inc.*                                                802          34,310
Marathon Oil Corp.                                         1,139          34,170
Public Service Enterprise Group                              800          33,752
Allergan, Inc.                                               444          33,322
Unocal Corp.                                                 919          33,148
Entergy Corp.                                                845          33,048
Consolidated Edison, Inc.                                    813          32,813
Computer Sciences Corp.*                                     668          32,719
AES Corp.*                                                 1,994          32,602

See Notes to Financial Statements.

                                       36

                                                                          MARKET
                                                                           VALUE
                                                          SHARES        (NOTE 1)
--------------------------------------------------------------------------------
Univision Communications, Inc.*                              802      $   32,449
Chiron Corp.*                                                740          32,442
Northrop Grumman Corp.                                       321          32,360
Cintas Corp.                                                 669          32,112
Becton Dickinson & Co.                                       968          32,089
H&R Block, Inc.                                              716          32,005
Applied Biosystems Group - Applera Corp.                     813          31,927
Solectron Corp.*                                           2,829          31,911
Eastman Kodak Co.                                          1,077          31,696
Golden West Financial Corp.                                  535          31,485
Federated Department Stores*                                 766          31,329
Barrick Gold Corp.                                         1,957          31,214
Hershey Foods Corp.                                          461          31,210
Biomet, Inc.                                               1,005          31,055
Nvidia Corp.*                                                462          30,908
Fiserv, Inc.*                                                729          30,851
SouthTrust Corp.                                           1,245          30,714
Corning, Inc.                                              3,434          30,631
Staples, Inc.*                                             1,637          30,612
Dynegy, Inc.                                               1,198          30,549
Burlington Resources, Inc.                                   813          30,520
Nextel Communications, Inc.*                               2,779          30,458
Coca-Cola Enterprises, Inc.                                1,600          30,304
Praxair, Inc.                                                541          29,890
Altera Corp.*                                              1,404          29,793
Reliant Energy, Inc.                                       1,103          29,252
Dover Corp.                                                  786          29,137
Rohm & Haas Co.                                              841          29,124
Danaher Corp.                                                480          28,949
CSX Corp.                                                    820          28,741
Biogen, Inc.*                                                501          28,732
Delphi Automotive Systems                                  2,088          28,522
Adobe Systems, Inc.                                          906          28,131
Apple Computer, Inc.*                                      1,277          27,966
Ingersoll-Rand Co.                                           668          27,929
Newell Rubbermaid, Inc.                                      999          27,542
PG&E Corp.                                                 1,404          27,013
Autozone, Inc.*                                              376          26,997
Synovus Financial Corp.                                    1,077          26,979
MBIA, Inc.                                                   499          26,761
Mattel, Inc.                                               1,553          26,712
JC Penney Co., Inc.                                          986          26,523
Xerox Corp.                                                2,539          26,456
Starbucks Corp.*                                           1,382          26,327
Network Appliance, Inc.*                                   1,197          26,178
Regions Financial Corp.                                      868          25,988
Norfolk Southern Corp.                                     1,396          25,589
Lexmark International, Inc.*                                 432          25,488
Amsouth Bancorporation                                     1,348          25,477
Convergys Corp.*                                             675          25,306
Wellpoint Health Networks*                                   215          25,123
Pepsi Bottling Group, Inc.                                 1,069          25,122
Genuine Parts Co.                                            681          24,993
Tricon Global Restaurants, Inc.*                             495          24,354
UnumProvident Corp.                                          914          24,230
Georgia-Pacific Corp.                                        860          23,745
Jefferson-Pilot Corp.                                        513          23,737
Johnson Controls, Inc.                                       293          23,660
Molex, Inc.                                                  759          23,491
DTE Energy Co.                                               557          23,361
Apache Corp.                                                 466          23,244
New York Times Co.                                           537          23,225
Zimmer Holdings, Inc.*                                       754          23,027
Starwood Hotels & Resorts Worldwide, Inc.                    769          22,955
Stilwell Financial, Inc.                                     839          22,838
Limited, Inc.                                              1,537          22,625
Charter One Financial, Inc.                                  832          22,589
St. Jude Medical, Inc.*                                      289          22,441
Tellabs, Inc.*                                             1,479          22,229
MGIC Investment Corp.                                        360          22,219
AmerisourceBergen Corp.                                      348          22,115
RadioShack Corp.                                             725          21,823
Kinder Morgan, Inc.                                          385          21,441
IMS Health, Inc.                                           1,092          21,305
Moody's Corp.                                                532          21,206
National Semiconductor Corp.*                                684          21,060
Avery Dennison Corp.                                         372          21,029
Healthsouth Corp.*                                         1,414          20,955
Union Planters Corp.                                         463          20,895
LSI Logic Corp.*                                           1,319          20,814
Circuit City Stores-Circuit City Group                       801          20,786

See Notes to Financial Statements.

                                       37

                                                                   ANNUAL REPORT
                                                                          MARKET
                                                                           VALUE
                                                          SHARES         (NOTE 1)
--------------------------------------------------------------------------------
Teradyne, Inc.*                                              687      $   20,706
Cincinnati Financial Corp.                                   541          20,639
AMBAC Financial Group, Inc                                   356          20,598
Office Depot, Inc.*                                        1,103          20,450
Fortune Brands, Inc.                                         515          20,389
Family Dollar Stores                                         678          20,326
Halliburton Co.                                            1,546          20,253
Advanced Micro Devices*                                    1,259          19,968
Mirant Corp.*                                              1,243          19,913
Textron, Inc.                                                477          19,776
Ameren Corp.                                                 463          19,585
Equity Residential Properties Trust                          680          19,523
Sempra Energy                                                795          19,517
UST, Inc.                                                    550          19,250
Willamette Industries                                        369          19,232
Novellus Systems, Inc.*                                      479          18,897
Sabre Holdings Corp.*                                        446          18,888
Amerada Hess Corp.                                           300          18,750
Waters Corp.*                                                480          18,600
Calpine Corp.*                                             1,106          18,570
The Bear Stearns Cos., Inc.                                  316          18,530
Kerr-McGee Corp.                                             337          18,468
Robert Half International, Inc.*                             691          18,450
NiSource, Inc.*                                              796          18,356
Dollar General Corp.                                       1,216          18,118
Edison International                                       1,197          18,075
Parker Hannifin Corp.                                        393          18,043
Cinergy Corp.                                                536          17,918
Leggett & Platt, Inc.                                        761          17,503
Ecolab, Inc.                                                 430          17,308
CIENA Corp.*                                               1,204          17,229
Eaton Corp.                                                  231          17,189
PPL Corp.                                                    492          17,146
Health Management Associates, Inc.*                          925          17,020
International Game Technology*                               249          17,007
Nabors Industries, Inc.*                                     494          16,959
Thermo Electron Corp.*                                       710          16,941
Jabil Circuit, Inc.*                                         743          16,881
Paccar, Inc.                                                 257          16,864
Devon Energy Corp.                                           436          16,851
Torchmark Corp.                                              424          16,676
Zions Bancorporation                                         312          16,405
Whirlpool Corp.                                              223          16,353
Countrywide Credit Ind, Inc                                  399          16,347
Citrix Systems, Inc.*                                        721          16,338
Vulcan Materials Co.                                         340          16,300
Comverse Technology, Inc.*                                   727          16,263
Huntington Bancshares, Inc.                                  946          16,262
KeySpan Corp.                                                463          16,043
Knight Ridder, Inc.                                          246          15,973
Dow Jones & Co., Inc.                                        290          15,872
Toys R US, Inc.*                                             765          15,866
Aetna, Inc.-New                                              479          15,802
Compuware Corp.*                                           1,339          15,787
CenturyTel, Inc.                                             477          15,646
TRW, Inc.                                                    420          15,557
Tiffany & Co.                                                492          15,483
TMP Worldwide, Inc.*                                         359          15,401
Noble Drilling Corp.*                                        452          15,386
W.W. Grainger , Inc.                                         320          15,360
EOG Resources, Inc.                                          392          15,331
Allegheny Energy, Inc.                                       419          15,176
BMC Software, Inc.*                                          919          15,044
ITT Industries, Inc.                                         295          14,898
Jones Apparel Group, Inc.*                                   447          14,827
Hilton Hotels Corp.                                        1,344          14,676
VF Corp.                                                     376          14,668
Unisys Corp.*                                              1,169          14,659
Constellation Energy Group, Inc.                             551          14,629
Harrah's Entertainment, Inc.*                                395          14,619
Newmont Mining Corp.                                         760          14,524
Sherwin-Williams Co.                                         528          14,520
T Rowe Price Group, Inc.                                     415          14,413
Brown-Forman Corp.                                           230          14,398
Darden Restaurants, Inc.                                     398          14,089
Rockwell Collins, Inc.                                       716          13,962
QLogic Corp.*                                                312          13,887
Nucor Corp.                                                  261          13,823
Symbol Technologies, Inc.                                    863          13,704
PerkinElmer, Inc.                                            390          13,658
Stanley Works                                                288          13,412
Safeco Corp.                                                 430          13,395

See Notes to Financial Statements.

                                       38

                                                                          MARKET
                                                                           VALUE
                                                          SHARES        (NOTE 1)
--------------------------------------------------------------------------------
Conexant Systems, Inc.*                                      931      $   13,369
Placer Dome, Inc.                                          1,205          13,147
Scientific-Atlanta, Inc.                                     549          13,143
ADC Telecommunications, Inc.*                              2,834          13,036
Avaya, Inc.*                                               1,056          12,830
Rockwell International Corp.                                 716          12,788
Goodyear Tire & Rubber Co.                                   535          12,738
Applied Micro Circuits Corp.*                              1,113          12,599
Engelhard Corp.                                              441          12,207
Delta Air Lines, Inc.                                        415          12,143
Inco, Ltd.*                                                  713          12,078
Teco Energy, Inc.                                            458          12,018
NCR Corp.*                                                   326          12,016
Pinnacle West Capital Corp.                                  286          11,969
PMC - Sierra, Inc.*                                          555          11,799
RR Donnelley & Sons Co.                                      395          11,728
Equifax, Inc.                                                482          11,640
Sealed Air Corp.*                                            281          11,470
AMR Corp./Del*                                               517          11,462
Centex Corp.                                                 200          11,418
Citizens Communications  Co.*                              1,061          11,310
Watson Pharmaceuticals, Inc.*                                358          11,238
Wendy's International, Inc.                                  383          11,172
C.R. Bard, Inc.                                              172          11,094
Hasbro, Inc.                                                 681          11,053
Cooper Industries, Inc.                                      315          11,000
American Power                                               756          10,932
Ashland, Inc.                                                235          10,829
Allied Waste Industries, Inc.*                               765          10,756
CMS Energy Corp.                                             445          10,693
Sunoco, Inc.                                                 283          10,567
Black & Decker Crp.                                          274          10,338
Mead Corp.                                                   334          10,317
Eastman ChemicalCo.                                          259          10,106
Sigma-Aldrich                                                256          10,089
Fluor Corp. (New                                             268          10,023
Pall Corp.                                                   414           9,961
Supervalu, Inc.                                              445           9,843
Deluxe Corp.                                                 236           9,813
Millipore Corp.                                              160           9,712
Westvaco Corp./N                                             339           9,645
International Flavors & Fragrances                           323           9,596
Niagara Mohawk Holdings, Inc.*                               540           9,574
K Mart Corp.*                                              1,752           9,566
Gateway, Inc.*                                             1,187           9,543
Pactiv Corp.*                                                535           9,496
Mercury Interactive Corp.*                                   279           9,480
Temple-Inland, Inc.                                          165           9,360
Goodrich Corp.                                               348           9,264
Nordstrom, Inc.                                              452           9,144
Vitesse Semiconductor Corp.*                                 718           8,946
Pulte Homes, Inc.                                            198           8,845
Liz Claiborne, Inc.                                          176           8,756
Bemis Co.                                                    177           8,705
Phelps Dodge Corp.                                           265           8,586
Alberto-Culver Co.                                           191           8,545
Manor Care, Inc.*                                            348           8,251
Palm, Inc.*                                                2,111           8,191
Tektronix, Inc.*                                             315           8,121
Humana, Inc.*                                                674           7,946
Maytag Corp.                                                 256           7,944
Navistar International Corp.                                 200           7,900
Parametric Technology Corp.*                                 989           7,724
Dana Corp.                                                   498           6,912
Bausch & Lomb, Inc.                                          183           6,892
Autodesk, Inc.                                               183           6,820
Winn-Dixie Stores, Inc.                                      473           6,740
Adolph Coors Co.                                             125           6,675
Visteon Corp.                                                441           6,633
Boise Cascade Corp.                                          195           6,632
Snap-On, Inc.                                                195           6,564
Freeport-McMoran Copper & Gold, Inc.*                        486           6,508
Ball Corp.                                                    92           6,504
Brunswick Corp.                                              295           6,419
Nicor, Inc.                                                  153           6,371
Quintiles Transnational Corp.*                               393           6,308

See Notes to Financial Statements.

                                       39

                                                                   ANNUAL REPORT
                                                                          MARKET
                                                                           VALUE
                                                          SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Rowan Companies, Inc.*                                       319      $    6,179
Novell, Inc.*                                              1,312           6,022
Andrew Corp.*                                                275           6,020
KB Home                                                      150           6,015
Meredith Corp.                                               167           5,954
Conseco, Inc.*                                             1,239           5,526
United States Steel Corp.                                    300           5,433
Cummins, Inc.                                                139           5,357
Reebok International, Ltd.*                                  197           5,221
Crane Co.                                                    200           5,128
Dillard's, Inc./AR                                           287           4,592
Allegheny Technologies, Inc.                                 269           4,506
Peoples Energy Corp.                                         118           4,476
Ryder System, Inc.                                           202           4,474
Thomas & Betts Corp.                                         197           4,167
Great Lakes Chemical Corp.                                   170           4,128
Worthington Industries                                       288           4,090
Big Lots, Inc.                                               382           3,973
Cooper Tire & Rubber                                         244           3,894
Providian Financial Corp.                                  1,062           3,770
Tupperware Corp.                                             195           3,754
Hercules, Inc.*                                              364           3,640
Sapient Corp.*                                               415           3,204
Louisiana-Pacific Corp.                                      352           2,971
American Greetings                                           215           2,963
Power-One, Inc.*                                             265           2,759
McDermott International, Inc.*                               208           2,552
US Airways Group, Inc.                                       226           1,433
                                                                      ----------
TOTAL COMMON STOCKS
  (Cost $37,593,878)                                                  38,325,710
                                                                      ----------

                                                                          MARKET
                                                                           VALUE
                                                       CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------
OPTIONS PURCHASED 0.6%

Call Options on:
  March 2002 S&P 500
  Futures Contracts,
  Expiring March 2002
  with strike price of 650                                     3      $  372,750
Put Options on:
  January 2002 S&P 500
  Futures Contracts,
  Expiring January 2002
  with strike price of 600                                   175              --
  January 2002 S&P 500
  Futures Contracts,
  Expiring January 2002
  with strike price of 650                                    60              --

                                                                      ----------
TOTAL OPTIONS PURCHASED
  (Cost $371,966)                                                        372,750
                                                                      ----------

See Notes to Financial Statements.

                                       40

                                                                          MARKET
                                                            FACE           VALUE
                                                          AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 31.2%
Fannie Mae 2.27% 01/03/02                             $5,000,000     $ 4,999,685
Fannie Mae 1.94% 01/10/02                              5,000,000       4,997,844
Federal Home Loan Banks 2.06%  01/07/02                5,000,000       4,998,569
Freddie Mac 3.32% 01/03/02                             5,000,000       4,999,539
                                                                     -----------
TOTAL U.S. AGENCY OBLIGATIONS
  (Cost $19,995,637)                                                  19,995,637
                                                                     -----------

REPURCHASE AGREEMENTS 8.4%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 5):
  1.50% due 01/02/02                                   2,664,701       2,664,701
  1.55% due 01/02/02                                     356,873         356,873
  1.66% due 01/02/02                                   2,345,166       2,345,166
                                                                     -----------

TOTAL REPURCHASE AGREEMENTS
  (Cost $5,366,740)                                                    5,366,740

TOTAL INVESTMENTS 100%
  (Cost $63,328,221)                                                 $64,060,837
                                                                     ===========

* NON-INCOME PRODUCING SECURITIES

================================================================================
                                                                      UNREALIZED
                                                                            GAIN
                                                       CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2002 S&P 500 Futures Contracts
  (Underlying Face Amount at Market Value $52,498,125)       183      $  813,905
                                                                      ==========

See Notes to Financial Statements.

URSA FUND
SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2001

                                                                          MARKET
                                                                           VALUE
                                                        CONTRACTS       (NOTE 1)
--------------------------------------------------------------------------------
OPTIONS PURCHASED 7.0%
Put Options on:
  March 2002 S&P 500 Futures Contracts,
  Expiring March 2002 with strike price of 1400                16   $  1,008,000
Call Options on:
  January 2002 S&P 500 Futures Contracts,
  Expiring January 2002 with strike price of 1450              55              -
                                                                    ------------
TOTAL OPTIONS PURCHASED
  (Cost $1,077,072)                                                    1,008,000
                                                                    ------------

                                                                          MARKET
                                                             FACE          VALUE
                                                           AMOUNT       (NOTE 1)
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 41.9%
Federal Home Loan Banks 2.06% 01/07/02                $ 5,000,000   $  4,998,569
Fannie Mae 1.80% 01/02/02                               1,000,000      1,000,000
                                                                    ------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $5,998,569)                                                    5,998,569
                                                                    ------------

REPURCHASE AGREEMENTS 51.1%
Repurchase Agreements
  Collateralized by U.S. Treasury Obligations
  (Note 5):
  1.50% due 01/02/02                                    3,627,698      3,627,698
  1.55% due 01/02/02                                      485,843        485,843
  1.66% due 01/02/02                                    3,192,685      3,192,685
                                                                    ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $7,306,226)                                                    7,306,226
                                                                    ------------

TOTAL INVESTMENTS 100%
  (Cost $14,381,867)                                                $ 14,312,795
                                                                    ============

================================================================================
                                                                      UNREALIZED
                                                                            LOSS
                                                        CONTRACTS       (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
March 2002 S&P 500 Futures Contracts                           25   $   (209,234)
March 2002 S&P 500 Mini Futures Contracts                      45        (14,656)
                                                                    ------------
  (Underlying Face Amount at Market Value $14,344,375)              $   (223,890)
                                                                    ============

See Notes to Financial Statements.

OTC FUND
SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2001

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 98.7%
Microsoft Corp.*                                          267,200   $ 17,702,000
Intel Corp.                                               334,200     10,510,590
Qualcomm, Inc.*                                           131,400      6,635,700
Cisco Systems, Inc.*                                      365,900      6,626,449
Oracle Corp.*                                             360,200      4,974,362
Dell Computer Corp.*                                      135,600      3,685,608
Maxim Integrated Products*                                 66,600      3,497,166
Amgen, Inc.*                                               60,600      3,420,264
Comcast Corp.*                                             79,800      2,872,800
Immunex Corp.*                                            103,100      2,856,901
Concord EFS, Inc.*                                         83,300      2,730,574
Linear Technology Corp.                                    66,800      2,607,872
Genzyme Corp.-General Division*                            43,000      2,573,980
Peoplesoft, Inc.*                                          63,800      2,564,760
Veritas Software Corp.*                                    56,200      2,519,446
Costco Wholesale Corp.*                                    55,400      2,458,652
Chiron Corp.*                                              52,300      2,292,832
Applied Materials, Inc.*                                   56,800      2,277,680
Xilinx, Inc.*                                              56,400      2,202,420
Sun Microsystems, Inc.*                                   176,700      2,173,410
Siebel Systems, Inc.*                                      71,500      2,000,570
WorldCom, Inc. -  WorldCom Group*                         139,900      1,969,792
Altera Corp.*                                              87,400      1,854,628
Biomet, Inc.                                               58,800      1,816,920
Flextronics International Ltd.*                            75,700      1,816,043
eBay, Inc.*                                                27,100      1,812,990
Kla-Tencor Corp.*                                          34,900      1,729,644
Idec Pharmaceuticals Corp.*                                24,900      1,716,357
Starbucks Corp.*                                           86,500      1,647,825
JDS Uniphase Corp.*                                       189,300      1,643,124
Intuit, Inc.*                                              38,300      1,638,474
Paychex, Inc.                                              46,600      1,632,864
Biogen, Inc.*                                              28,400      1,628,740
Gemstar-TV Guide International, Inc.*                      58,300      1,614,910
Sanmina-SCI Corp.*                                         79,900      1,590,010
Bed Bath & Beyond, Inc.*                                   44,000      1,491,600
Apple Computer, Inc.*                                      67,600      1,480,440
Nvidia Corp.*                                              21,500      1,438,350
Check Point Software Technologies*                         35,400      1,412,106
Fiserv, Inc.*                                              32,600      1,379,632
VeriSign, Inc.*                                            35,100      1,335,204
Electronic Arts, Inc.*                                     22,000      1,318,900
USA Networks, Inc.*                                        47,900      1,308,149
Staples, Inc.*                                             68,100      1,273,470
Medimmune, Inc.*                                           27,100      1,256,085
Brocade Communications System*                             35,000      1,159,200
Cintas Corp.                                               24,100      1,156,800
Nextel Communications, Inc.*                              105,300      1,154,088
Adobe Systems, Inc.                                        36,400      1,130,220
Network Appliance, Inc.*                                   48,400      1,058,508
Novellus Systems, Inc.*                                    25,500      1,005,975
PanAmSat Corp.*                                            45,800      1,002,104
Broadcom Corp.*                                            22,200        907,314
Gilead Sciences, Inc.*                                     13,400        880,648
CIENA Corp.*                                               60,300        862,893
BEA Systems, Inc.*                                         55,700        857,780
Microchip Technology, Inc.*                                21,700        840,658
TMP Worldwide, Inc.*                                       19,400        832,260
Human Genome Sciences, Inc.*                               24,400        822,768
Molex, Inc.                                                26,500        820,175
Millennium Pharmaceuticals*                                31,900        781,869
Charter Communications, Inc.*                              47,300        777,139
Citrix Systems, Inc.*                                      32,900        745,514
Adelphia Communications*                                   23,700        738,966
Cephalon, Inc.*                                             9,500        718,057
Apollo Group, Inc.*                                        15,800        711,158
Telefonaktiebolaget LM Ericsson                           134,500        702,090
Applied Micro Circuits Corp.*                              61,400        695,048
ADC Telecommunications, Inc.*                             148,800        684,480
RF Micro Devices, Inc.*                                    35,000        673,050
Compuware Corp.*                                           56,600        667,314

See Notes to Financial Statements.

                                       43

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Sepracor, Inc.*                                            11,500   $    656,190
Comverse Technology, Inc.*                                 29,100        650,967
Juniper Networks, Inc.*                                    34,200        648,090
Conexant Systems, Inc.*                                    41,200        591,632
Yahoo! Inc.*                                               33,300        590,742
Cytyc Corp.*                                               22,000        574,200
Symantec Corp.*                                             8,300        550,539
CDW Computer Centers, Inc.*                                10,200        547,842
Smurfit-Stone Container Corp.*                             33,500        534,995
Andrx Group*                                                7,500        528,075
ImClone Systems*                                           11,300        524,998
Integrated Device Technology, Inc.*                        19,200        510,528
Tellabs, Inc.*                                             31,000        465,930
PMC - Sierra Inc.*                                         21,800        463,468
QLogic Corp.*                                              10,400        462,904
Atmel Corp.*                                               62,700        462,099
Synopsys, Inc.*                                             7,500        443,025
Echostar Communications Corp.*                             16,100        442,267
Rational Software Corp.*                                   22,600        440,700
Invitrogen Corp.*                                           7,100        439,703
Express Scripts, Inc.*                                      8,700        406,812
Icos Corp.*                                                 6,600        379,104
Vitesse Semiconductor Corp.*                               30,000        373,800
Mercury Interactive Corp.*                                 10,000        339,800
Protein Design Labs, Inc.*                                 10,300        337,840
Abgenix, Inc.*                                              9,500        319,580
i2 Technologies, Inc.*                                     39,200        309,680
Paccar, Inc.                                                4,700        308,414
Amazon.Com, Inc.*                                          12,700        137,414
                                                                    ------------

TOTAL COMMON STOCKS
  (Cost $131,534,302)                                                162,817,707
                                                                    ------------

                                                                          MARKET
                                                                           VALUE
                                                      FACE AMOUNT       (NOTE 1)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 1.3%
Repurchase Agreements
  Collateralized by U.S. Treasury Obligations
  (Note 5):
  1.50% due 01/02/02                                  $ 1,099,351   $  1,099,351
  1.55% due 01/02/02                                      147,232        147,232
  1.66% due 01/02/02                                      967,523        967,523
                                                                    ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $2,214,106)                                                    2,214,106
                                                                    ------------

TOTAL INVESTMENTS 100%
  (Cost $133,748,408)                                               $165,031,813
                                                                    ============

================================================================================
                                                                      UNREALIZED
                                                                            LOSS
                                                        CONTRACTS       (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2002 Nasdaq 100 Futures Contracts
  (Underlying Face Amount at Market Value $2,052,700)          13   $    (91,785)
                                                                    ============

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

ARKTOS FUND
SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2001

                                                                          MARKET
                                                             FACE          VALUE
                                                           AMOUNT       (NOTE 1)
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 57.2%
Fannie Mae 1.80% 01/02/02                             $ 1,000,000   $  1,000,000
Farmer Mac 2.10% 01/03/02                                 885,000        884,948
                                                                    ------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $1,884,948)                                                    1,884,948
                                                                    ------------

                                                        CONTRACTS
--------------------------------------------------------------------------------
OPTIONS PURCHASED 0.0%
Call Options on:
  January 2002 Nasdaq 100 Futures Contracts,
  Expiring January 2002 with strike price of 2500              25              -
                                                                    ------------

TOTAL OPTIONS PURCHASED
  (Cost $675)                                                                  -
                                                                    ------------

                                                                          MARKET
                                                             FACE          VALUE
                                                           AMOUNT       (NOTE 1)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 42.8%
Repurchase Agreements
  Collateralized by U.S. Treasury Obligations
  (Note 5):
  1.50% due 01/02/02                                    $ 698,876   $    698,876
  1.55% due 01/02/02                                       93,598         93,598
  1.66% due 01/02/02                                      615,071        615,071
                                                                    ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $1,407,545)                                                    1,407,545
                                                                    ------------

TOTAL INVESTMENTS 100%
  (Cost $3,293,168)                                                 $  3,292,493
                                                                    ============

================================================================================
                                                                      UNREALIZED
                                                                      GAIN(LOSS)
                                                        CONTRACTS       (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
March 2002 Nasdaq 100 Futures Contracts                         9   $        837
March 2002 Nasdaq 100 Mini Futures Contracts                    3            829
                                                                    ------------
  (Underlying Face Amount at Market Value $1,515,990)               $      1,666
                                                                    ============

                                                            UNITS
                                                            -----
EQUITY INDEX SWAP AGREEMENT
March 2002 Nasdaq 100 Index Swap, Maturing 03/07/02*
  (Total Notional Market Value $4,600,000)                  2,767   $    (43,606)
                                                                    ============

*PRICE RETURN BASED ON NASDAQ 100 SHARE INDEX +/- FINANCING AT A VARIABLE RATE.

See Notes to Financial Statements.

TITAN 500 FUND
SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2001

                                                                          MARKET
                                                                           VALUE
                                                        CONTRACTS       (NOTE 1)
--------------------------------------------------------------------------------
OPTIONS PURCHASED 100.0%
Call Options on:
  March 2002 S&P 500 Futures Contracts, Expiring March
  2002 with strike price of 750                                 2   $    198,750
Put Options on:
  January 2002 S&P 500 Futures Contracts, Expiring
  January 2002 with strike price of 650                        15              -
                                                                    ------------

TOTAL OPTIONS PURCHASED
  (Cost $184,727)                                                        198,750
                                                                    ------------

TOTAL INVESTMENTS 100%
  (Cost $184,727)                                                   $    198,750
                                                                    ============

================================================================================
                                                                      UNREALIZED
                                                                            GAIN
                                                        CONTRACTS       (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2002 S&P 500 Mini Futures Contracts
  (Underlying Face Amount at Market Value $57,400)              1   $      1,507
                                                                    ============

See Notes to Financial Statements.

VELOCITY 100 FUND
SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2001

                                                                          MARKET
                                                                           VALUE
                                                        CONTRACTS       (NOTE 1)
--------------------------------------------------------------------------------
OPTIONS PURCHASED 100.0%
Call Options on:
  March 2002 Nasdaq 100 Futures Contracts, Expiring
  March 2002, with strike price of 850                          5   $    364,000
Put Options on:
  January 2002 Nasdaq 100 Futures Contracts,
  Expiring January 2002, with strike price of 850              15              -
                                                                    ------------

TOTAL OPTIONS PURCHASED
  (Cost $405,520)                                                        364,000
                                                                    ------------

TOTAL INVESTMENTS 100%
  (Cost $405,520)                                                   $    364,000
                                                                    ============

================================================================================
                                                                      UNREALIZED
                                                                            LOSS
                                                        CONTRACTS       (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2002 Nasdaq 100 Mini Futures Contracts
  (Underlying Face Amount at Market Value $189,780)             6   $     (4,596)
                                                                    ============

See Notes to Financial Statements.

MEDIUS FUND
SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2001

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 86.1%
Alliant Energy Corp.                                          600   $     18,215
Marshall & Ilsley Corp.                                       270         17,085
Great Plains Energy, Inc.                                     640         16,127
Washington Post                                                30         15,899
Tecumseh Products Co.                                         310         15,695
Murphy Oil Corp.                                              180         15,127
Unitrin, Inc.                                                 380         15,018
M&T Bank Corp.                                                200         14,570
Nvidia Corp.*                                                 210         14,049
Genzyme Corp.-Genl Division*                                  230         13,768
AG Edwards, Inc.                                              310         13,693
National Commerce Financial Corp.                             540         13,662
Sonoco Products Co.                                           510         13,556
Old Republic International Corp                               450         12,605
Media General, Inc.                                           250         12,458
Ultramar Diamond Shamrock Corp.                               250         12,370
First Tennessee National Corp.                                340         12,329
SPX Corp.*                                                     90         12,321
Golden State Bancorp, Inc.                                    470         12,291
Bowater, Inc.                                                 250         11,925
McCormick & Co., Inc.                                         280         11,752
Idec Pharmaceuticals Corp.*                                   170         11,718
Weatherford International, Inc.*                              310         11,551
Legg Mason, Inc.                                              230         11,495
Electronic Arts, Inc.*                                        190         11,391
Sungard Data Systems, Inc.*                                   390         11,283
RJ Reynolds Tobacco Holdings, Inc.                            200         11,260
DST Systems, Inc.*                                            220         10,967
American Standard Co.*                                        160         10,917
Telephone & Data Systems, Inc                                 120         10,770
Affiliated Computer Svcs, Inc.*                               100         10,613
Brinker International, Inc.*                                  350         10,416
CH Robinson Worldwide, Inc.                                   360         10,409
Diebold, Inc.                                                 250         10,110
Symantec Corp.*                                               150          9,950
CDW Computer Centers, Inc.*                                   180          9,668
Apollo Group, Inc.*                                           210          9,452
Synopsys, Inc.*                                               160          9,451
Quest Diagnostics, Inc.*                                      130          9,322
Cadence Design Systems, Inc.*                                 420          9,206
Gilead Sciences, Inc.*                                        140          9,201
Millennium Pharmaceuticals*                                   370          9,069
Jones Apparel Group, Inc.*                                    270          8,956
Microchip Technology, Inc.*                                   220          8,523
Mylan Laboratories                                            220          8,250
Health Management Associates, Inc.*                           440          8,096
Waters Corp.*                                                 200          7,750
Ross Stores, Inc.                                             240          7,699
Oxford Health Plans*                                          250          7,535
L-3 Communications Holdings, Inc.*                             80          7,200
BJ's Wholesale Club, Inc.*                                    160          7,056
Express Scripts, Inc.*                                        140          6,546
Tech Data Corp.*                                              150          6,492
Vishay Intertechnology, Inc.*                                 330          6,435
Atmel Corp.*                                                  870          6,412
RF Micro Devices, Inc.*                                       270          5,192
GlobalSantaFe Corp.                                           172          4,905
Broadwing, Inc.                                               380          3,610
Triquint Semiconductor, Inc.*                                 230          2,820
Sanmina-SCI Corp.*                                              3             60
                                                                    ------------

TOTAL COMMON STOCKS
  (Cost $584,547)                                                        626,271
                                                                    ------------

                                                             FACE
                                                           AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 13.9%
Repurchase Agreements Collateralized by U.S.
  Treasury Obligations (Note 5):
  1.50% due 01/02/02                                   $   50,372         50,372
  1.55% due 01/02/02                                        6,746          6,746
  1.66% due 01/02/02                                       44,331         44,331
                                                                    ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $101,449)                                                        101,449
                                                                    ------------

TOTAL INVESTMENTS 100%
  (Cost $685,996)                                                   $    727,720
                                                                    ============

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                       48

================================================================================
                                                                      UNREALIZED
                                                                            LOSS
                                                        CONTRACTS       (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2002 S&P 400 MidCap Index Futures Contracts
 (Underlying Face Amount at Market Value $507,000)              2   $      4,336
                                                                    ============

See Notes to Financial Statements.

MEKROS FUND
SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2001

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 100.0%
Andrew Corp.*                                               2,920   $     63,917
Interdigital Communications Corp.*                          6,390         61,981
Peregrine Pharmaceuticals, Inc.*                           16,080         55,152
Post Properties, Inc.                                       1,400         49,712
Boyd Gaming Corp.*                                          7,120         46,278
La Quinta Corp.                                             7,570         43,450
Ameripath, Inc.*                                            1,350         43,212
Brooks Automation, Inc.*                                    1,050         42,702
Kennametal, Inc.                                            1,060         42,684
Peoples Energy Corp.                                        1,120         42,480
Ikon Office Solutions, Inc.                                 3,550         41,498
Neurocrine Biosciences, Inc.*                                 800         41,046
Hudson United Bancorp                                       1,430         41,039
Fair Isaac & Co., Inc.                                        650         40,961
Dycom Industries, Inc.*                                     2,400         40,102
Lands' End, Inc.*                                             790         39,624
Hughes Supply, Inc.                                         1,260         38,894
Finish Line*                                                2,520         38,529
Interstate Bakeries                                         1,570         37,961
LA Jolla Pharmaceutical Co.*                                4,240         37,904
Copart, Inc.*                                               1,040         37,823
Independence Community Bank                                 1,640         37,324
Quanex Corp.                                                1,290         36,505
Pathmark Stores, Inc.*                                      1,480         36,497
Innkeepers USA Trust                                        3,690         36,162
Ryland Group, Inc.                                            490         35,868
BorgWarner, Inc.                                              680         35,530
Highwoods Properties, Inc.                                  1,360         35,292
Thomas & Betts Corp.                                        1,650         34,898
Bank Mutual Corp.                                           2,280         34,838
Ohio Casualty Corp.                                         2,130         34,187
A. Schulman, Inc.                                           2,500         34,125
Applebees International, Inc                                  990         33,858
Oak Technology, Inc.*                                       2,460         33,825
ArvinMeritor, Inc.                                          1,710         33,584
Capital Automotive                                          1,680         33,415
Entertainment Properties Trust                              1,710         33,089
IRT Property Co.                                            3,120         33,072
Spartech Corp.                                              1,600         32,880
Atlantic Coast Airlines Holdings, Inc.*                     1,400         32,606
Casella Waste Systems, Inc.*                                2,190         32,434
Pediatrix Medical Group, Inc.*                                940         31,885
FelCor Lodging Trust, Inc.                                  1,890         31,582
Worthington Industries                                      2,210         31,382
Global Payments, Inc.                                         910         31,304
United Stationers, Inc.*                                      920         30,958
First Industrial Realty Trust                                 990         30,789
Petsmart, Inc.*                                             3,120         30,701
Sierra Pacific Resources                                    2,030         30,552
Covance, Inc.*                                              1,330         30,191
Great Atlantic & Pacific Tea Co.*                           1,260         29,963
Ihop Corp.*                                                 1,010         29,593
Empire District Electric Co.                                1,390         29,190
Michaels Stores, Inc.*                                        880         28,996
Secure Computing Corp.*                                     1,390         28,565
Startek, Inc.*                                              1,490         28,236
Digital Insight Corp.*                                      1,260         28,174
Vintage Petroleum, Inc.                                     1,920         27,744
LTX Corp.*                                                  1,320         27,641
AmerUs Group Co.                                              770         27,597
PSS World Medical, Inc.*                                    3,370         27,499
Cognex Corp.*                                               1,040         26,634
MSC Industrial Direct Co.*                                  1,340         26,465
Raymond James Financial, Inc                                  740         26,285
Renal Care Group, Inc.*                                       810         26,001
Avocent Corporation*                                        1,070         25,948
Seachange International, Inc.*                                760         25,931
Elantec Semiconductor, Inc.*                                  670         25,728
Cumulus Media, Inc.*                                        1,570         25,403
Acclaim Entertainment, Inc.*                                4,740         25,122
Airgas, Inc.*                                               1,660         25,099
S1 Corporation*                                             1,540         24,917
BSB Bancorp, Inc.                                           1,050         24,896
Genome Therapeutics Corp.*                                  3,650         24,857
Transkaryotic Therapies, Inc.*                                580         24,824
Kulicke & Soffa Industries, Inc.*                           1,440         24,696

See Notes to Financial Statements.


                                       50

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Echelon Corp.*                                              1,740   $     24,638
Connetics Corp.*                                            2,070         24,633
NBC Capital Corp.                                             800         24,568
Circuit City Stores-Carmax*                                 1,080         24,559
United Auto Group, Inc.*                                      950         24,520
Zoran Corp.*                                                  750         24,480
UICI*                                                       1,810         24,435
The Cheesecake Factory *                                      700         24,339
Furniture Brands International, Inc.*                         760         24,335
ESS Technology*                                             1,130         24,024
Techne Corp.*                                                 650         23,953
Liberty Corp.                                                 570         23,456
Tesoro Petroleum Corp.*                                     1,780         23,336
Westport Resources Corp.*                                   1,340         23,249
Pilgrims Pride Corp.                                        1,700         23,035
Per-Se Technologies, Inc.*                                  2,140         23,005
Sturm Ruger & Co., Inc.                                     1,900         22,762
Astec Industries, Inc.*                                     1,570         22,702
Regal Beloit                                                1,040         22,672
Zale Corp.*                                                   540         22,615
Borland Software Corp.*                                     1,440         22,550
Consolidated Graphics, Inc.*                                1,170         22,523
Dianon Systems, Inc.*                                         370         22,496
OceanFirst Financial Corp.                                    930         22,469
Sonic Automotive, Inc.*                                       950         22,268
General Cable Corp.                                         1,690         22,139
Advanced Energy Industries*                                   830         22,111
Nabi*                                                       2,140         22,085
FEI Co.*                                                      700         22,057
Pittston Brink's Group                                        980         21,658
Alliant Techsystems, Inc.*                                    280         21,616
Kopin Corp.*                                                1,540         21,560
O'Reilly Automotive, Inc.*                                    590         21,517
Jakks Pacific, Inc.*                                        1,130         21,414
Roper Industries, Inc.                                        430         21,285
CoStar Group, Inc.*                                           880         21,129
Key Energy Services, Inc.*                                  2,280         20,976
Unifi, Inc.*                                                2,890         20,953
Fremont General Corp.                                       2,670         20,879
Napro Biotherapeutics, Inc.*                                1,820         20,748
Zebra Technologies Corp.*                                     370         20,539
Concurrent Computer Corp.*                                  1,380         20,493
Interneuron Pharmaceuticals*                                1,830         20,295
Stewart Enterprises, Inc.*                                  3,380         20,246
New England Business Svc., Inc.                             1,050         20,108
Delphi Financial Group                                        600         19,980
CAL Dive International, Inc.*                                 800         19,744
American Axle & Manufacturing Holdings, Inc.*                 920         19,670
EMCOR Group, Inc.*                                            430         19,522
PEP Boys-Manny Moe & Jack                                   1,130         19,380
Dean Foods Co.*                                               284         19,369
Arthrocare Corp.*                                           1,080         19,364
Imation Corp.*                                                890         19,206
InterVoice-Brite, Inc.*                                     1,500         19,200
kforce, Inc.*                                               3,050         19,185
Reckson Associates Realty                                     820         19,155
First Financial Corp./Indiana                                 430         18,856
WR Berkley Corp.                                              350         18,795
Briggs & Stratton                                             440         18,788
Cousins Properties, Inc.                                      760         18,514
Perrigo Co.*                                                1,560         18,439
JB Hunt Transport Services, Inc.*                             790         18,328
Interlogix, Inc.*                                             470         18,175
Timken Co.                                                  1,120         18,122
Champion Enterprises, Inc.*                                 1,470         18,096
UMB Financial Corp.                                           450         18,000
Interactive Data Corp.                                      1,270         17,958
Thoratec Corp.*                                             1,050         17,850
Agco Corp.                                                  1,120         17,674
Affiliated Managers Group*                                    250         17,620
Sangstat Medical Corp.*                                       890         17,480
WGL Holdings, Inc.                                            600         17,442
Edwards Lifesciences Corp.*                                   630         17,407
Martek Biosciences Corp.*                                     800         17,400
New York Community Bancorp, Inc.                              760         17,381
Sterling Financial Corp. (Pa)                                 710         17,296
Diagnostic Products Corp.                                     390         17,141
Toll Brothers, Inc.*                                          390         17,121
Bancorp South, Inc.                                         1,030         17,098
CBRL Group, Inc.                                              580         17,075
ATMI, Inc.*                                                   710         16,934
Handleman Co.*                                              1,140         16,929
Sola International, Inc.*                                     870         16,878
Harmonic, Inc.*                                             1,400         16,828

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------
Vesta Insurance Group, Inc.                                 2,100    $    16,800
Rock-Tenn Co.                                               1,160         16,704
Alamosa Holdings, Inc.*                                     1,400         16,702
Intelidata Technologies Corp.*                              5,900         16,697
MedQuist, Inc.*                                               570         16,673
Applica, Inc.*                                              1,840         16,578
Intermagnetics General Corp.*                                 640         16,576
Alexander & Baldwin, Inc.                                     620         16,554
Syntel, Inc.*                                               1,280         16,550
Stancorp Financial Group                                      350         16,538
Cash America International, Inc.                            1,940         16,490
Career Education Corp.*                                       480         16,454
Commercial Federal Corp.                                      700         16,450
Vector Group, Ltd.                                            500         16,425
Alpha Industries*                                             750         16,350
Amsurg Corp.*                                                 600         16,308
Price Communications Corp.*                                   850         16,227
Arkansas Best Corp.*                                          560         16,139
FalconStor Software, Inc.*                                  1,780         16,127
Hawaiian Electric Inds.                                       400         16,112
Ventana Medical Systems*                                      710         16,060
Hollywood Entertainment Corp.*                              1,120         16,005
Kronos, Inc./MA*                                              330         15,965
Spectralink Corp.*                                            930         15,931
Varian Semiconductor Equipment*                               460         15,911
Fleming Companies, Inc.                                       860         15,910
American Greetings                                          1,150         15,847
Albemarle Corp.                                               660         15,840
JLG Industries, Inc.                                        1,470         15,656
Igen International, Inc.*                                     390         15,639
Photon Dynamics, Inc.*                                        340         15,521
Gold Banc Corp., Inc.                                       2,180         15,500
Seaboard Corp.                                                 50         15,300
Curtiss-Wright Corp.                                          320         15,280
Inter-Tel, Inc.                                               790         15,184
Merix Corp.*                                                  880         15,180
Coherent, Inc.*                                               490         15,151
Adaptec, Inc.*                                              1,040         15,080
United Natural Foods, Inc.*                                   600         15,000
Minerals Technologies, Inc.                                   320         14,925
Integrated Electrical Services, Inc.*                       2,910         14,899
Genta, Inc.*                                                1,040         14,799
Thornburg Mortgage, Inc.                                      750         14,775
Priceline.com, Inc.*                                        2,530         14,725
Triquint Semiconductor, Inc.*                               1,200         14,712
Anntaylor Stores Corp.*                                       420         14,700
Tecumseh Products Co.                                         290         14,683
Universal Display Corp.*                                    1,610         14,651
4 Kids Entertainment, Inc.*                                   730         14,622
Bankunited Financial Corp.*                                   980         14,553
Energen Corp.                                                 590         14,544
Credence Systems Corp.*                                       780         14,485
Citizens Banking Corp. Mich.                                  440         14,467
Action Performance Cos., Inc.*                                470         14,387
Seacor Smit, Inc.*                                            310         14,384
Plexus Corp.*                                                 540         14,342
NDCHealth Corp.                                               410         14,166
Corn Products International, Inc.                             400         14,100
JD Edwards & Co.*                                             850         13,983
Varian, Inc.*                                                 430         13,949
Novell, Inc.*                                               3,010         13,816
Landry's Restaurants, Inc.*                                   740         13,801
PC Connection, Inc.*                                          930         13,792
First Midwest Bancorp, Inc./II                                470         13,719
SonicWALL, Inc.*                                              700         13,608
Cryolife, Inc.*                                               450         13,500
Corrections Corp. of America*                                 720         13,363
Carlisle Cos., Inc.                                           360         13,313
Kroll, Inc.*                                                  870         13,137
Ocwen Financial Corp.*                                      1,540         13,059
Park National Corp.                                           140         12,985
Atmos Energy Corp.                                            610         12,963
Cytec Industries, Inc.*                                       480         12,960
Credit Acceptance Corp.*                                    1,450         12,905
AGL Resources, Inc.                                           560         12,891
Camden Property Trust                                         350         12,845
Amcol International Corp.                                   1,780         12,816
Commerce Group, Inc.                                          340         12,815
SYKES Enterprises, Inc.*                                    1,360         12,702
BRE Properties                                                410         12,694
Westamerica Bancorporation                                    320         12,662

See Notes to Financial Statements.


                                       52

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Rayonier, Inc.                                                250    $    12,618
RPM, Inc./Ohio                                                870         12,580
QRS Corp.*                                                    890         12,549
Carpenter Technology                                          470         12,511
Boston Communications Group*                                1,100         12,485
Titan Corp.*                                                  500         12,475
Avista Corp.                                                  940         12,464
M/I Schottenstein Homes, Inc                                  250         12,443
Theragenics Corp.*                                          1,260         12,424
Charles River Laboratories International, Inc.*               370         12,388
National Processing, Inc.*                                    380         12,350
Xybernaut Corp.*                                            5,170         12,305
Wackenhut Corrections Corp.*                                  880         12,197
Alpharma, Inc.                                                460         12,167
Integra LifeSciences Holdings Corp.*                          460         12,116
WPS Resources Corp.                                           330         12,062
Standard Commercial Corp.                                     730         12,045
Weingarten Realty Investors                                   250         12,000
Electronics Boutique Holdings Corp.*                          300         11,982
Microsemi Corp.*                                              400         11,880
Information Resources, Inc.*                                1,430         11,869
Santander Bancorp                                             610         11,840
UIL Holdings Corp.                                            230         11,799
Spanish Broadcasting System*                                1,190         11,769
Choice Hotels International, Inc.*                            530         11,740
Ryder System, Inc.                                            530         11,740
Promistar Financial Corp.                                     480         11,736
Register.com*                                               1,020         11,730
Trinity Industries, Inc.                                      430         11,683
Amtran, Inc.*                                                 780         11,661
NETIQ Corp.*                                                  330         11,636
HRPT Properties Trust                                       1,340         11,604
Isle of Capri Casinos, Inc.*                                  860         11,507
Xicor, Inc.*                                                1,020         11,322
Harman International Industries, Inc.                         250         11,275
PNM Resources, Inc.                                           400         11,180
Piedmont Natural Gas Co.                                      310         11,098
Idex Corp.                                                    320         11,040
Ii-Vi, Inc.*                                                  640         11,027
Whitney Holding Corp.                                         250         10,963
JDA Software Group, Inc.*                                     490         10,952
Griffon Corp.*                                                730         10,950
Ascential Software Corp.*                                   2,690         10,895
North American Scientific*                                    810         10,854
Colonial Bancgroup, Inc.                                      770         10,849
BB&T Corp.                                                    300         10,833
Ryan's Family STK Houses, Inc.*                               500         10,825
BOB Evans Farms                                               440         10,811
Russell Corp.                                                 720         10,807
KOS Pharmaceuticals, Inc.*                                    310         10,726
York International Corp.                                      280         10,676
Ivex Packaging Corp.*                                         560         10,640
Acacia Research Corp.*                                        960         10,627
Sensient Technologies Corp.                                   510         10,613
Cole National Corp.*                                          640         10,592
Freemarkets, Inc.*                                            440         10,547
Take-Two Interactive Software*                                650         10,511
Federal Signal Corp.                                          470         10,467
Centerpoint Properties Corp.                                  210         10,458
Asiainfo Holdings, Inc.*                                      600         10,452
Unisource Energy Corp.                                        570         10,368
Healthcare Realty Trust, Inc.                                 370         10,360
Serologicals Corp.*                                           480         10,320
Swift Energy Co.*                                             510         10,302
Viasat, Inc.*                                                 660         10,296
Genuity, Inc.*                                              6,460         10,207
Fibercore, Inc.*                                            4,220         10,128
Alfa Corp.                                                    450         10,098
Donaldson Co., Inc.                                           260         10,098
Endo Pharmaceuticals Holdings, Inc.*                          860         10,036
Perot Systems Corp.*                                          490         10,006
Earthshell Corp.*                                           5,000         10,000
Mueller Industries, Inc.*                                     300          9,975
Chemical Financial Corp.                                      330          9,953
Ionics, Inc.*                                                 330          9,910
Nanometrics, Inc.*                                            510          9,894
ICT Group, Inc.*                                              530          9,863
Old Second Bancorp, Inc.                                      250          9,855
Flowserve Corp.*                                              370          9,846

See Notes to Finanacial Statements


                                       53

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Computerized Thermal Imaging, Inc.*                         6,320    $     9,796
Jefferies Group, Inc.                                         230          9,731
Prize Energy Corp.*                                           420          9,710
Collins & Aikman Corp.*                                     1,260          9,702
Simmons First National Corp.                                  300          9,645
Wild Oats Markets, Inc.*                                      970          9,632
Tupperware Corp.                                              500          9,625
Tuesday Morning Corp.*                                        530          9,588
Matthews International Corp.                                  390          9,586
Rent-Way, Inc.*                                             1,600          9,584
Pier 1 Imports, Inc.                                          550          9,537
Renaissance Learning, Inc.*                                   310          9,446
Jones Lang LaSalle, Inc.*                                     520          9,386
Susquehanna Bancshares, Inc.                                  450          9,383
NBTY, Inc.*                                                   800          9,360
Alaska Air Group, Inc.*                                       320          9,312
Cardiodynamics International Corp.*                         1,400          9,254
Ametek, Inc.                                                  290          9,248
American Italian Pasta Co.*                                   220          9,247
Liberate Technologies*                                        800          9,184
Trustco Bank Corp., NY                                        730          9,176
Pacific Capital Bancorp                                       330          9,171
Amcore Financial, Inc.                                        410          9,164
La-Z-Boy, Inc.                                                420          9,164
Cambrex Corp.                                                 210          9,156
Chittenden Corp.                                              330          9,108
Oil States International, Inc.*                             1,000          9,100
First Charter Corp.                                           510          9,083
United Bankshares, Inc.                                       310          8,947
Harsco Corp.                                                  260          8,918
Vidamed, Inc.*                                              1,140          8,915
Finova Group, Inc.*                                        14,600          8,906
The South Financial Group, Inc.                               500          8,875
Great Southern Bancorp, Inc.                                  290          8,845
Century Business Services, Inc.*                            3,840          8,832
Mastec, Inc.*                                               1,270          8,827
Usfreightways Corp.                                           280          8,792
Global Sports, Inc.*                                          440          8,778
AVI BioPharma, Inc.*                                          800          8,736
Southwest Gas Corp.                                           390          8,717
Dura Automotive Systems, Inc.*                                790          8,690
Second Bancorp, Inc.                                          400          8,644
OraSure Technologies, Inc.*                                   710          8,627
RalCorp. Holdings, Inc.*                                      380          8,626
Insight Enterprises, Inc.*                                    350          8,610
Louisiana-Pacific Corp.                                     1,020          8,609
Greif Brothers Corp.                                          260          8,567
Cygnus, Inc.*                                               1,630          8,558
Texas Industries, Inc.                                        230          8,487
Walter Industries, Inc.                                       750          8,483
Men's Wearhouse, Inc.*                                        410          8,467
Cooper Tire & Rubber                                          530          8,459
Nordson Corp.                                                 320          8,451
Great American Financial Resources, Inc.                      450          8,438
PolyOne Corp.                                                 860          8,428
Florida East Coast Inds                                       360          8,334
AMC Entertainment, Inc.*                                      690          8,280
Maxygen*                                                      470          8,258
Stratos Lightwave, Inc.*                                    1,340          8,241
THQ, Inc.*                                                    170          8,240
Fred's, Inc.                                                  200          8,192
Spiegel, Inc.                                               1,790          8,145
Blyth, Inc.                                                   350          8,138
Visual Networks, Inc.*                                      1,760          8,131
Silgan Holdings, Inc.*                                        310          8,110
Overseas Shipholding Group                                    360          8,100
Aviall, Inc.*                                               1,070          8,079
Aztar Corp.*                                                  440          8,052
Coldwater Creek, Inc.*                                        380          8,048
Airborne, Inc.                                                540          8,008
MPS Group, Inc.*                                            1,120          7,997
Power Integrations, Inc.*                                     350          7,994
BankAtlantic BanCorp, Inc.                                  1,080          7,916
M T R Gaming Group, Inc.*                                     490          7,840
Oregon Steel Mills, Inc.*                                   1,580          7,821
Nuevo Energy Co.*                                             520          7,800
Spherion Corp.*                                               790          7,710
Intergraph Corp.*                                             560          7,694
Cleco Corp.                                                   350          7,690
Longview Fibre Co.                                            650          7,677
SurModics, Inc.*                                              210          7,657
Northwestern Corp.                                            360          7,578

See Notes to Financial Statements.


                                       54

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Trust Company Of N J                                          300    $     7,560
Gerber Scientific, Inc.                                       810          7,533
Bruker Daltonics, Inc.*                                       460          7,521
Ferro Corp.                                                   290          7,482
Community First Bankshares                                    290          7,450
Hudson River Bancorp                                          340          7,446
Profit Recovery Group International*                          910          7,417
Advanced Neuromodulation  Systems, Inc.*                      210          7,403
Southern Union Co.*                                           390          7,355
Potlatch Corp.                                                250          7,330
Kimball International                                         480          7,272
Southwest Bancorp  of Texas*                                  240          7,265
Modine Manufacturing Co.                                      310          7,232
Ruby Tuesday, Inc.                                            350          7,221
Diversa Corp.*                                                510          7,217
Staten Island Bancorp, Inc.                                   440          7,176
Endocare, Inc.*                                               400          7,172
Harleysville Group, Inc.                                      300          7,167
Lincoln Electric Holdings, Inc.                               290          7,088
Kaydon Corp.                                                  310          7,031
Headwaters, Inc.*                                             610          6,991
Tetra Tech, Inc.*                                             350          6,969
Gartner, Inc.*                                                590          6,897
Adtran, Inc.*                                                 270          6,890
Republic Bancorp, Inc./Kentucky                               510          6,880
Prime Hospitality Corp.*                                      620          6,851
J&J Snack Foods Corp.*                                        280          6,846
Hancock Fabrics, Inc. /DE                                     520          6,838
Belden, Inc.                                                  290          6,830
Triumph Group, Inc.*                                          210          6,825
MID Atlantic Medical Services*                                300          6,810
Claires Stores, Inc.                                          450          6,795
Monaco Coach Corp.*                                           310          6,780
Coinstar, Inc.*                                               270          6,750
First Niagara FinancialGroup, Inc.                            400          6,732
Oshkosh B'gosh, Inc.                                          160          6,710
Med-Design Corp.*                                             340          6,698
Exelixis, Inc.*                                               400          6,648
Charming Shoppes*                                           1,250          6,638
Horace Mann Educators                                         310          6,578
Selective Insurance Group                                     300          6,519
Cell Genesys, Inc.*                                           280          6,507
Activision, Inc.*                                             250          6,503
Dress Barn, Inc.*                                             260          6,503
Frontier Oil Corp.                                            390          6,490
Apogee Enterprises, Inc.                                      410          6,486
Media General, Inc.                                           130          6,478
ROHN Industries, Inc.*                                      3,120          6,427
Ciber, Inc.*                                                  680          6,426
Pharmaceutical Resources, Inc.*                               190          6,422
Shurgard Storage Centers, Inc                                 200          6,400
Recoton Corp.*                                                470          6,392
Bio-Rad Laboratories, Inc.*                                   100          6,330
National Healthcare Corp.*                                    410          6,302
The Peoples Holding Co.                                       170          6,290
Possis Medical, Inc.*                                         360          6,271
C-COR.net Corp.*                                              430          6,265
Sierra Health Services*                                       770          6,237
LNR Property Corp.                                            200          6,236
Manitowoc Co.                                                 200          6,220
MKS Instruments, Inc.*                                        230          6,217
Midway Games, Inc.*                                           410          6,154
Gaylord Entertainment Co.*                                    250          6,150
Bank of Granite Corp.                                         310          6,129
Sunrise Assisted Living, Inc.*                                210          6,113
Microtune, Inc.*                                              260          6,100
Indus International, Inc.*                                    830          6,059
Gabelli Asset Management*                                     140          6,048
Cabot Oil & Gas Corp.                                         250          6,013
Westcorp                                                      320          5,974
Daisytek International Corp.*                                 450          5,927
Wesbanco, Inc.                                                280          5,916
Dole Food Co.                                                 220          5,903
Wallace Computer Services, Inc.                               310          5,887
Beazer Homes USA, Inc.*                                        80          5,854
Polaris Industries, Inc.                                      100          5,775
Metro One Telecommunications*                                 190          5,748
Navigant International, Inc.*                                 500          5,725

See Notes to Financial Statements.


                                       55

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------
HotJobs.com, Ltd.*                                            550    $     5,715
Robert Mondavi*                                               150          5,700
Washington Trust Bancorp                                      300          5,700
Ucar International, Inc.*                                     530          5,671
Revlon, Inc.*                                                 850          5,661
CH Energy Group, Inc.                                         130          5,651
Buckeye Technologies, Inc.*                                   490          5,635
Penwest Pharmaceuticals Co.*                                  280          5,614
Transmontaigne, Inc.*                                       1,030          5,614
Applied Industrial Technologies, Inc.                         300          5,595
St. Mary Land & Exploration Co                                260          5,509
Terex Corp.*                                                  310          5,437
Idexx Laboratories, Inc.*                                     190          5,417
Remec, Inc.*                                                  540          5,395
Casey's General Stores, Inc.                                  360          5,364
Tivo, Inc.*                                                   810          5,306
MDC Holdings, Inc.                                            140          5,291
Aptargroup, Inc.                                              150          5,255
MacDermid, Inc.                                               310          5,255
Pico Holdings, Inc.*                                          420          5,250
Quaker Fabric Corp.*                                          630          5,235
Prentiss Properties Trust                                     190          5,216
Coastal Bancorp, Inc.                                         180          5,202
Decode Genetics, Inc.*                                        530          5,194
Winnebago Industries                                          140          5,172
Sports Resorts International, Inc.*                           670          5,166
Newpark Resources*                                            650          5,135
Boca Resorts, Inc.*                                           390          5,109
Magna Entertainment Corp.*                                    720          5,040
C&D Technologies, Inc.                                        220          5,027
Exar Corp.*                                                   240          5,004
Regency Centers Corp.                                         180          4,995
Littelfuse, Inc.*                                             190          4,986
Lancaster Colony Corp.                                        140          4,971
Novadigm, Inc.*                                               520          4,935
United Community  Financial Corp./OH                          680          4,896
FSI International, Inc.*                                      530          4,887
Itron, Inc.*                                                  160          4,848
Group 1 Automotive, Inc.*                                     170          4,847
Baldor Electric Co.                                           230          4,807
W-H Energy Services, Inc.*                                    250          4,763
Bay View Capital Corp.*                                       640          4,691
3TEC Energy Corp.*                                            330          4,620
Landamerica Financial Group, Inc.                             160          4,592
Northwest Natural Gas Co.                                     180          4,590
Kellwood Co.                                                  190          4,562
Berry Petroleum                                               290          4,553
Vicor Corp.*                                                  280          4,536
Micro General Corp.*                                          320          4,387
Strayer Education, Inc.                                        90          4,385
Magellan Health Services*                                     690          4,382
Clarcor, Inc.                                                 160          4,344
Dollar Thrifty Automotive Group*                              280          4,340
Amerco, Inc.*                                                 230          4,329
PLATO Learning, Inc.*                                         260          4,319
Advo, Inc.*                                                   100          4,300
Cymer, Inc.*                                                  160          4,277
Sequa Corp.*                                                   90          4,277
Enzo Biochem, Inc.*                                           180          4,230
Boyds Collection, Ltd.*                                       620          4,197
Novavax, Inc.*                                                290          4,089
The 3DO Co.*                                                1,960          4,077
NCI Building Systems, Inc.*                                   230          4,071
Direct Focus, Inc.*                                           130          4,056
ProAssurance Corp.*                                           230          4,043
BioMarin Pharmaceuticals, Inc.*                               300          4,032
Airtran Holdings, Inc.*                                       610          4,026
Flagstar Bancorp, Inc.                                        200          4,026
General Communication*                                        470          4,009
Tredegar Corp.                                                210          3,990
American Superconductor Corp.*                                320          3,923
aaiPharma, Inc.*                                              150          3,774
Arbitron, Inc.*                                               110          3,757
City Holding Co.                                              310          3,732
Waste Connections, Inc.*                                      120          3,719
Arris Group, Inc.*                                            380          3,709
IDT Corp.*                                                    190          3,707
Elizabeth Arden, Inc.*                                        240          3,665
DMC Stratex Networks, Inc.*                                   470          3,657

See Notes to Financial Statements.


                                       56

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Aaron Rents, Inc.                                             220    $     3,586
Caraustar Industries, Inc.                                    510          3,534
Alliance Gaming Corp.*                                        120          3,527
BEI Technologies, Inc.                                        200          3,488
Concord Camera Corp.*                                         440          3,485
Digitalthink, Inc.*                                           320          3,456
Northfield Laboratories, Inc.*                                400          3,432
Tower Automotive, Inc.*                                       380          3,431
Pope & Talbot, Inc.                                           240          3,420
CompuCredit Corp.*                                            290          3,410
NTELOS, Inc.*                                                 220          3,408
Nacco Industries                                               60          3,407
Palm Harbor Homes, Inc.*                                      140          3,353
Research Frontiers, Inc.*                                     200          3,352
Electro Rent Corp.*                                           260          3,351
Hydril Co.*                                                   190          3,350
Chesapeake Corp.                                              120          3,337
Railamerica, Inc.*                                            230          3,326
K2, Inc.*                                                     460          3,317
Allen Telecom, Inc.*                                          390          3,315
Britesmile, Inc.*                                             660          3,300
Mid-State Bancshares                                          200          3,256
Flushing Financial Corp.                                      180          3,204
Movie Gallery, Inc.*                                          130          3,167
Milacron, Inc.                                                200          3,162
Standard-Pacific Corp.                                        130          3,162
Commercial Metals Co.                                          90          3,148
City Bank Lynnwood WA                                         130          3,115
Impax Laboratories, Inc.*                                     230          3,091
Moog, Inc.*                                                   140          3,052
Cuno Incorporated*                                            100          3,050
AAR Corp.                                                     330          2,973
Tennant Co.                                                    80          2,968
Radisys Corp.*                                                150          2,949
Integra Bank Corp.                                            140          2,932
OfficeMax, Inc.*                                              650          2,925
Capitol Federal Financial                                     140          2,918
Medicines Co.*                                                250          2,898
Stride Rite Corp.                                             430          2,817
Financial Institutions, Inc.                                  120          2,808
Osmonics, Inc.*                                               200          2,804
Vans, Inc.*                                                   220          2,803
Coventry Health Care, Inc.*                                   140          2,793
Johnson & Johnson                                              47          2,778
Province Healthcare Co.*                                       90          2,777
Graco, Inc.                                                    70          2,734
Lithia Motors, Inc.*                                          130          2,691
MTS Systems Corp.                                             260          2,629
Libbey, Inc.                                                   80          2,612
Brady Corp.                                                    70          2,562
Meristar Hospitality Corp.                                    180          2,556
Option Care, Inc.*                                            130          2,542
Helix Technology Corp.                                        110          2,481
Quicksilver Resources, Inc.*                                  130          2,477
InterMune, Inc.*                                               50          2,463
Internet Capital Group, Inc.*                               2,030          2,456
Active Power, Inc.*                                           360          2,448
Aclara BioSciences, Inc.*                                     480          2,434
VI Technologies, Inc.*                                        350          2,433
Trimble Navigation, Ltd.*                                     150          2,432
Triarc Cos.*                                                  100          2,430
Encore Wire Corp.*                                            200          2,420
Petroquest Energy, Inc.*                                      450          2,394
The Scotts Co.*                                                50          2,380
Playtex Products, Inc.*                                       240          2,340
Aphton Corp.*                                                 160          2,336
Dal-Tile International, Inc.*                                 100          2,325
Arch Chemicals, Inc.                                          100          2,320
Pharmos Corp.*                                                980          2,303
HNC Software*                                                 110          2,266
Kansas City Life Ins. Co.                                      60          2,226
Encompass Services Corp.*                                     760          2,204
F5 Networks, Inc.*                                            100          2,154
Cost Plus, Inc. /California*                                   80          2,120
IndyMac Bancorp, Inc.*                                         90          2,104
Reliance Steel & Aluminum                                      80          2,100
ShopKo Stores, Inc.*                                          220          2,090
KB Home                                                        50          2,005
Crawford & Company                                            170          1,992
Keane, Inc.*                                                  110          1,983
First Commonwealth Financial Corp.                            170          1,958
A. O. Smith Corp.                                             100          1,950
G&K Services, Inc.                                             60          1,938
American Healthways, Inc.*                                     60          1,916
Internap Network Services*                                  1,630          1,891
EL Paso Electric Co.*                                         130          1,885
Montana Power Co.*                                            320          1,840
PolyMedica Corp.*                                             110          1,826

See Notes to Financial Statements.


                                       57

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Advanta Corp.                                                 180    $     1,789
Genlyte Group, Inc.*                                           60          1,786
7-Eleven, Inc.*                                               150          1,757
Factset Research Systems, Inc.                                 50          1,748
Covanta Energy Corp.*                                         380          1,718
Station Casinos, Inc.*                                        150          1,679
Natures Sunshine Prods, Inc.                                  140          1,644
Saba Software, Inc.*                                          310          1,618
Powerwave Technologies,  Inc.*                                 90          1,555
SL Green Realty Corp.                                          50          1,536
Denbury Resources, Inc.*                                      210          1,535
Clark/Bardes, Inc.*                                            60          1,514
Commscope, Inc.*                                               70          1,489
Energy Partners, Ltd.*                                        190          1,435
TradeStation Group, Inc.*                                     920          1,435
Dime Community Bancshares                                      50          1,403
Incyte Genomics, Inc.*                                         70          1,369
USEC, Inc.                                                    190          1,360
webMethods, Inc.*                                              80          1,341
Regis Corp.                                                    50          1,289
Esterline Technologies Corp.*                                  80          1,281
Wyndham International, Inc.*                                2,280          1,277
Midas, Inc.                                                   110          1,265
Phillips-Van Heusen                                           110          1,199
Aware, Inc.*                                                  140          1,162
Pioneer Standard Electronics                                   90          1,143
Dyax Corp.*                                                   100          1,097
Sybron Dental Specialties, Inc.*                               50          1,079
Swift Transportation Co., Inc.*                                50          1,076
Hickory Tech Corp.                                             60          1,017
Input/Output, Inc.*                                           120            985
Perini Corp.*                                                 140            980
Maxim Pharmaceuticals, Inc.*                                  130            897
PC-Tel, Inc.*                                                  90            874
Genzyme Transgenics Corp.*                                    150            873
Watsco, Inc.                                                   60            852
Sinclair Broadcast Group, Inc.*                                80            757
TBC Corp.*                                                     50            670
Bio-Technology General Corp.*                                  80            658
Korn/Ferry International*                                      60            639
Wabtec Corp.                                                   50            615
Integrated Silicon Solutions, Inc.*                            50            612
Optical Cable Corp.*                                          360            587
Transgenomic, Inc.*                                            50            550
Macrochem Corp./Delaware*                                     160            488
Guess ?, Inc.*                                                 60            450
Commerce One, Inc.*                                           100            357
Inverness Medical  Innovations, Inc.*                          16            289
Ladenburg Thalmann Financial Services, Inc.*                  170            148
                                                                     -----------
TOTAL COMMON STOCKS (Cost $8,255,240)                                  8,301,418
                                                                     -----------
TOTAL INVESTMENTS 100% (Cost $8,255,240)                             $ 8,301,418
                                                                     ===========

* NON-INCOME PRODUCING SECURITIES

================================================================================
                                                                      UNREALIZED
                                                                     GAIN (LOSS)
                                                          CONTRACTS     (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2002 Russell 2000 Futures Contracts                      19    $      (833)
March 2002 Russell 2000 Mini Futures Contracts                  7          3,441

                                                                     -----------
  (Underlying Face Amount at Market Value $4,982,350)                $     2,608
                                                                     ===========

See Notes to Financial Statements.

U.S. GOVERNMENT BOND FUND SCHEDULE OF INVESTMENTS              DECEMBER 31, 2001

                                                                          MARKET
                                                             FACE          VALUE
                                                           AMOUNT       (NOTE 1)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 18.5%
U.S. Treasury Bond 5.38% 02/15/31                        $788,000     $  776,426
                                                                      ----------
TOTAL U. S. TREASURY OBLIGATIONS (Cost $742,435)                         776,426
                                                                      ----------

FEDERAL AGENCY DISCOUNT NOTES 50.0%
Fannie Mae 1.60% 01/03/02                                 700,000        699,969
Federal Home Loan Banks 1.70% 01/09/02                    700,000        699,769
Freddie Mac 1.60% 01/03/02                                700,000        699,969
                                                                      ----------
TOTAL FEDERAL AGENCY DISCOUNT NOTES (Cost $2,099,707)                  2,099,707
                                                                      ----------

REPURCHASE AGREEMENTS 31.5%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 5):
  1.50% due 01/02/02                                      657,401        657,401
  1.55% due 01/02/02                                       88,043         88,043
  1.66% due 01/02/02                                      578,569        578,569
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS (Cost $1,324,013)                          1,324,013
                                                                      ----------

TOTAL INVESTMENTS 100%
  (Cost $4,166,155)                                                   $4,200,146
                                                                      ==========

================================================================================
                                                                      UNREALIZED
                                                                            GAIN
                                                         CONTRACTS      (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2002 U.S. Treasury Bond Futures
  (Underlying Face  Amount at Market  Value $5,482,688)         54     $  23,396
                                                                       =========

See Notes to Financial Statements.

LARGE-CAP EUROPE FUND SCHEDULE OF INVESTMENTS                  DECEMBER 31, 2001

                                                                          MARKET
                                                          FACE             VALUE
                                                        AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 100.0%
Federal Home Loan Banks 1.65% 01/02/02                  $150,000        $150,000
Freddie Mac 1.80% 01/02/02                               150,000         150,000
                                                                        --------

TOTAL FEDERAL AGENCY DISCOUNT NOTES (Cost $300,000)                      300,000
                                                                        --------

TOTAL INVESTMENTS 100% (Cost $300,000)                                  $300,000
                                                                        ========

================================================================================
                                                                      UNREALIZED
                                                                      GAIN(LOSS)
                                                       CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2002 Dow Jones Europe STOXX 50 (Price) Index
 Futures Contracts (Underlying Face Amount at
 Market Value $98,881)                                         3        $  3,471
                                                                        ========

                                                           UNITS
                                                           -----

EQUITY INDEX SWAP AGREEMENT
January 2002 Dow Jones Europe STOXX 50 (Price) Index Swap,
  Maturing 01/31/02*
  (Total Notional Market Value $1,525,287)                   474        $ 30,978
                                                                        ========

FOREIGN EXCHANGE CONTRACTS SOLD
January 2002 Foreign Exchange Contracts Sold,
 Maturing 01/02/02(In Exchange for 297,000
 Euro: Total Market Value $264,865)                                     $ (3,683)
                                                                        ========

*PRICE RETURN BASED ON DOW JONES EUROPE STOXX 50 (PRICE) INDEX +/- FINANCING AT A VARIABLE RATE.

See Notes to Financial Statements

LARGE-CAP JAPAN FUND SCHEDULE OF INVESTMENTS                   DECEMBER 31, 2001

================================================================================
                                                                      UNREALIZED
                                                                      GAIN(LOSS)
                                                      CONTRACTS         (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
March 2002 Topix 100 Futures Contracts
  (Underlying Face Amount at Market Value $76,978)             1        $ (1,690)
                                                                        ========

                                                          UNITS
                                                          -----

EQUITY INDEX SWAP AGREEMENT
January 2002 Topix 100 Equity Index Swap,
 Maturing 01/31/02*
 (Total Notional Market Value $725,453)                  117,225        $  5,931
                                                                        ========

FOREIGN EXCHANGE CONTRACTS SOLD
January 2002 Foreign Exchange Contracts Sold,
  Maturing 01/04/02
  (In Exchange for 10,600,000 Yen:
    Total Market Value $80,517)                                         $    (97)
                                                                        ========

* PRICE RETURN BASED ON TOPIX 100 EQUITY INDEX +/- FINANCING AT A VARIABLE RATE.

See Notes to Financial Statements.

BANKING FUND SCHEDULE OF INVESTMENTS                           DECEMBER 31, 2001

                                                                          MARKET
                                                                           VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 98.7%
Bank of America Corp.                                     1,340    $      84,351
Wells Fargo & Co.                                         1,410           61,265
Wachovia Corp./SC                                         1,310           41,082
Bank One Corp.                                              920           35,926
US BanCorp                                                1,700           35,581
FleetBoston Financial Corp.                                 870           31,755
JP Morgan Chase & Co.                                       770           27,990
Fifth Third Bancorp                                         450           27,599
Bank of New York Co., Inc                                   670           27,336
Suntrust Banks, Inc.                                        290           18,183
Mellon Financial Corp.                                      460           17,305
PNC Financial Services Group, Inc.                          290           16,298
BB&T Corp.                                                  430           15,527
National City Corp.                                         500           14,620
Northern Trust Corp.                                        210           12,646
KeyCorp                                                     480           11,683
Comerica, Inc.                                              200           11,460
SouthTrust Corp.                                            360            8,881
M&T Bank Corp.                                              110            8,014
Regions Financial Corp.                                     260            7,784
Union Planters Corp.                                        160            7,221
Huntington Bancshares, Inc.                                 410            7,048
Marshall & Ilsley Corp.                                     100            6,328
Zions Bancorporation                                        110            5,784
North Fork Bancorporation                                   170            5,438
National Commerce Financial Corp.                           210            5,313
Synovus Financial Corp.                                     200            5,010
First Tennessee National Corp.                              130            4,714
Mercantile Bankshares Corp.                                 100            4,304
First Virginia Banks, Inc.                                   80            4,061
Banknorth Group, Inc.                                       180            4,054
Commerce Bancshares, Inc.                                    85            3,314
City National Corp.                                          70            3,280
Associated Banc-Corp                                         90            3,176
Wilmington Trust Corp.                                       50            3,166
Pacific Century Financial Corp.                             120            3,107
Fulton Financial Corp.                                      130            2,838
Commerce Bancorp, Inc./NJ                                    70            2,754
Silicon Valley Bancshares*                                  100            2,673
Greater Bay Bancorp                                          80            2,286
Charter One Financial, Inc.                                  83            2,253
Commercial Federal Corp.                                     90            2,115
Washington Mutual, Inc.                                      60            1,962
MBNA Corp.                                                   50            1,760
UnionBanCal Corp.                                            40            1,520
Provident Bankshares Corp.                                   60            1,458
Golden West Financial Corp.                                  20            1,177
                                                                   -------------

TOTAL COMMON STOCKS (Cost $571,199)                                      613,400
                                                                   -------------

                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 1.3%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 5):
  1.50% due 01/02/02                                  $   3,864            3,864
  1.55% due 01/02/02                                        517              517
  1.66% due 01/02/02                                      3,401            3,401
                                                                   -------------

TOTAL REPURCHASE AGREEMENTS (Cost $7,782)                                  7,782
                                                                   -------------

TOTAL INVESTMENTS 100% (Cost $578,981)                             $     621,182
                                                                   =============

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

BASIC MATERIALS FUND SCHEDULE OF INVESTMENTS                   DECEMBER 31, 2001

                                                                          MARKET
                                                                           VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 98.8%
E.I. Du Pont de Nemours & Co.                             2,690    $     114,351
Alcoa, Inc.                                               2,240           79,631
Dow Chemical Co.                                          2,210           74,653
International Paper Co.                                   1,130           45,596
Praxair, Inc.                                               680           37,570
PPG Industries, Inc.                                        700           36,204
Plum Creek Timber Co., Inc. (REIT)                        1,171           33,198
Weyerhaeuser Co.                                            590           31,907
Alcan, Inc.                                                 880           31,618
Air Products & Chemicals, Inc.                              540           25,331
Barrick Gold Corp.                                        1,390           22,171
Archer-Daniels-Midland Co.                                1,490           21,382
Rohm & Haas Co.                                             560           19,393
Willamette Industries                                       370           19,284
Georgia-Pacific Corp.                                       670           18,499
Eastman Chemical Co.                                        450           17,559
Nucor Corp.                                                 300           15,888
Ashland, Inc.                                               340           15,667
Temple-Inland, Inc.                                         220           12,481
Sigma-Aldrich                                               310           12,217
Vulcan Materials Co.                                        250           11,985
Mead Corp.                                                  370           11,429
Occidental Petroleum Corp.                                  420           11,143
Goodyear Tire & Rubber Co.                                  450           10,715
United States Steel Corp.                                   590           10,685
Ecolab, Inc.                                                250           10,063
Lubrizol Corp.                                              270            9,474
Placer Dome, Inc.                                           840            9,164
Newmont Mining Corp.                                        470            8,982
Westvaco Corp./NY                                           300            8,535
Inco, Ltd.*                                                 480            8,131
Nova Chemicals Corp.                                        400            7,708
Freeport-McMoran Copper & Gold, Inc.*                       550            7,365
Pohang Iron & Steel Co.                                     310            7,130
Great Lakes Chemical Corp.                                  290            7,041
Agrium, Inc.                                                610            6,466
Engelhard Corp.                                             230            6,366
International Flavors & Fragrances                          210            6,239
Pactiv Corp.*                                               340            6,035
Boise Cascade Corp.                                         170            5,782
Centex Construction Products, Inc.                          180            5,769
Phelps Dodge Corp.                                          150            4,860
Potlatch Corp.                                              160            4,691
Potash Corp. of Saskatchewan                                 70            4,297
Cabot Corp.                                                 120            4,284
Martin Marietta Materials                                    80            3,728
Packaging Corp. of America*                                 190            3,449
Arch Coal, Inc.                                             150            3,405
Massey Energy Co.                                           150            3,110
Bowater, Inc.                                                60            2,862
IMC Global, Inc.                                            220            2,860
Valspar Corp.                                                70            2,772
Anglogold, Ltd.                                             120            2,167
Stillwater Mining Co.*                                      100            1,850
                                                                   -------------

TOTAL COMMON STOCKS (Cost $797,694)                                      905,142
                                                                   -------------

                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 1.2%
Repurchase Agreements Collateralized by
  U.S.Treasury Obligations (Note 5):
  1.50% due 01/02/02                                   $  5,577            5,577
  1.55% due 01/02/02                                        747              747
  1.66% due 01/02/02                                      4,908            4,908
                                                                   -------------

TOTAL REPURCHASE AGREEMENTS (Cost $11,232)                                11,232
                                                                   -------------

TOTAL INVESTMENTS 100% (Cost $808,926)                             $     916,374
                                                                   =============

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

BIOTECHNOLOGY FUND SCHEDULE OF INVESTMENTS                     DECEMBER 31, 2001

                                                                          MARKET
                                                                           VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 97.5%
Amgen, Inc.*                                              5,090    $     287,279
Genzyme Corp.-Genl Division*                              1,450           86,796
Immunex Corp.*                                            2,910           80,635
Medimmune, Inc.*                                          1,560           72,306
Chiron Corp.*                                             1,560           68,390
Biogen, Inc.*                                             1,190           68,247
Idec Pharmaceuticals Corp.*                                 910           62,726
Gilead Sciences, Inc.*                                      940           61,777
InterMune, Inc.*                                            920           45,319
Cephalon, Inc.*                                             590           44,595
Invitrogen Corp.*                                           680           42,112
Icos Corp.*                                                 730           41,931
Enzon, Inc.*                                                590           33,205
NPS Pharmaceuticals, Inc.*                                  840           32,172
Millennium Pharmaceuticals*                               1,310           32,108
Incyte Genomics, Inc.*                                    1,630           31,687
ImClone Systems*                                            630           29,270
Trimeris, Inc.*                                             610           27,432
Human Genome Sciences, Inc.*                                810           27,313
Cubist Pharmaceuticals, Inc.*                               750           26,970
Protein Design Labs, Inc.*                                  820           26,896
COR Therapeutics, Inc.*                                   1,100           26,323
Abgenix, Inc.*                                              750           25,230
CuraGen Corp.*                                            1,110           24,831
Cell Therapeutics, Inc.*                                  1,020           24,623
Alkermes, Inc.*                                             890           23,460
Myriad Genetics, Inc.*                                      440           23,162
Aviron*                                                     430           21,384
Ilex Oncology, Inc.*                                        760           20,550
Cell Genesys, Inc.*                                         880           20,451
Inhale Therapeutic Systems, Inc.*                         1,080           20,034
Affymetrix, Inc.*                                           530           20,008
Neurocrine Biosciences, Inc.*                               380           19,498
Transkaryotic Therapies, Inc.*                              450           19,260
CV Therapeutics, Inc.*                                      370           19,247
Regeneron Pharmaceutical*                                   680           19,149
Vertex Pharmaceuticals, Inc.*                               730           17,951
Arqule, Inc.*                                             1,050           17,850
Immunogen, Inc.*                                          1,000           16,580
QLT, Inc.*                                                  650           16,517
Tanox, Inc.*                                                850           15,727
Scios, Inc.*                                                640           15,213
Celgene Corp.*                                              460           14,683
Isis Pharmaceuticals, Inc.*                                 630           13,980
Medarex, Inc.*                                              770           13,829
Viropharma, Inc.*                                           600           13,770
Immunomedics, Inc.*                                         670           13,574
Celera Genomics Group - Applera Corp.*                      500           13,345
Luminex Corp.*                                              760           12,890
Arena Pharmaceuticals, Inc.*                              1,040           12,511
Tularik, Inc.*                                              480           11,530
Avigen, Inc.*                                               890           10,244
Genentech, Inc.*                                            180            9,765
Alexion Pharmaceuticals, Inc.*                              380            9,287
Corixa Corp.*                                               600            9,042
Genta, Inc.*                                                620            8,823
Pharmacopeia, Inc.*                                         620            8,612
Vaxgen, Inc.*                                               700            8,120
Enzo Biochem, Inc.*                                         330            7,755
United Therapeutics Corp.*                                  680            7,079
Gene Logic, Inc.*                                           300            5,652
Harvard Bioscience, Inc.*                                   540            5,368
Atrix Labs, Inc.*                                           260            5,359
Visible Genetics, Inc.*                                     470            5,241
Geron Corp.*                                                540            4,698
Novavax, Inc.*                                              330            4,653
OSI Pharmaceuticals, Inc.*                                   90            4,117
Idexx Laboratories, Inc.*                                   130            3,706
Entremed, Inc.*                                             410            3,465
Antigenics, Inc./Del*                                       170            2,788
Neose Technologies, Inc.*                                    70            2,563
Acacia Research Corp.*                                        4               44
Shire Pharmaceuticals Plc.*                                   1               37
                                                                   -------------

TOTAL COMMON STOCKS (Cost $1,749,751)                                  1,902,744
                                                                   -------------
See Notes to Financial Statements.


                                       64

                                                                          MARKET
                                                           FACE            VALUE
                                                         AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 2.5%
Repurchase Agreements Collateralized by
  U.S.Treasury Obligations (Note 5):
  1.50% due 01/02/02                                  $  24,111    $      24,111
  1.55% due 01/02/02                                      3,229            3,229
  1.66% due 01/02/02                                     21,220           21,220
                                                                   -------------

TOTAL REPURCHASE AGREEMENTS (Cost $48,560)                                48,560
                                                                   -------------

TOTAL INVESTMENTS 100% (Cost $1,798,311)                           $   1,951,304
                                                                   =============

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

CONSUMER PRODUCTS FUND SCHEDULE OF INVESTMENTS                 DECEMBER 31, 2001

                                                                          MARKET
                                                                           VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 97.7%
Coca-Cola Co.                                             3,310    $     156,066
Philip Morris Companies, Inc.                             3,140          143,968
Procter & Gamble Co.                                      1,810          143,224
Pepsico, Inc.                                             2,773          135,016
Anheuser-Busch Companies, Inc.                            1,230           55,608
Kimberly-Clark Corp.                                        750           44,850
Gillette Company                                          1,250           41,750
Colgate-Palmolive Co.                                       720           41,580
Safeway, Inc.*                                              820           34,235
Sara Lee Corp.                                            1,540           34,234
Kroger Co.*                                               1,550           32,349
HJ Heinz Co.                                                680           27,962
Conagra Foods, Inc.                                       1,090           25,909
Sysco Corp.                                                 960           25,171
Cendant Corp.*                                            1,260           24,709
General Mills, Inc.                                         400           20,804
Albertson's, Inc.                                           640           20,154
Kellogg Co.                                                 590           17,759
eBay, Inc.*                                                 240           16,056
RJ Reynolds Tobacco Holdings, Inc.                          250           14,075
Coca-Cola Enterprises, Inc.                                 720           13,637
H&R Block, Inc.                                             280           12,516
Newell Rubbermaid, Inc.                                     410           11,304
McCormick & Co., Inc.                                       250           10,493
Avon Products                                               220           10,230
Fortune Brands, Inc.                                        250            9,898
Pepsi Bottling Group, Inc.                                  410            9,635
Archer-Daniels-Midland Co.                                  668            9,586
Campbell Soup Co.                                           310            9,260
WM.Wrigley JR Co.                                           180            9,247
UST, Inc.                                                   250            8,750
Yahoo, Inc.*                                                480            8,515
Hershey Foods Corp.                                         110            7,447
Estee Lauder Companies, Inc.                                210            6,733
PepsiAmericas, Inc.                                         480            6,624
Stanley Works                                               140            6,520
Servicemaster Company                                       430            5,934
Apollo Group, Inc.*                                         120            5,401
Black & Decker Corporation                                  140            5,282
Dean Foods Co.*                                              70            4,774
Clorox Company                                              120            4,746
Church & Dwight, Inc.                                       170            4,527
Whole Foods Market, Inc.*                                   100            4,356
Krispy Kreme Doughnuts,Inc.*                                 80            3,536
Tupperware Corp.                                            160            3,080
Earthlink, Inc.*                                            250            3,043
Constellation Brands, Inc.*                                  70            3,000
Energizer Holdings, Inc.*                                   150            2,858
DeVry, Inc.*                                                100            2,845
Career Education Corp.*                                      80            2,742
Service Corp., International/US*                            500            2,495
Ticketmaster*                                               150            2,459
Smithfield Foods, Inc.*                                     110            2,424
The Dial Corp.                                              140            2,401
ITT Educational Services, Inc.*                              50            1,844
United Rentals, Inc.*                                        80            1,816
Overture Services, Inc.*                                     50            1,772
Fleming Companies, Inc.                                      80            1,480
Freemarkets, Inc.*                                           60            1,438
Infospace, Inc.*                                            440              902
Tyson Foods, Inc.                                             4               46
                                                                   -------------

TOTAL COMMON STOCKS (Cost $1,196,315)                                  1,281,075
                                                                   -------------

                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 2.3%
Repurchase Agreements
   Collateralized by U.S. Treasury Obligations
   (Note 5):
   1.50% due 01/02/02                                 $  14,769           14,769
   1.55% due 01/02/02                                     1,978            1,978
   1.66% due 01/02/02                                    12,998           12,998
                                                                   -------------

TOTAL REPURCHASE AGREEMENTS (Cost $29,745)                                29,745
                                                                   -------------

TOTAL INVESTMENTS 100% (Cost $1,226,060)                           $   1,310,820
                                                                   =============

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

ELECTRONICS FUND SCHEDULE OF INVESTMENTS                       DECEMBER 31, 2001

                                                                          MARKET
                                                                           VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 96.9%
Motorola, Inc.                                            8,050    $     120,910
STMicroelectronics NV                                     3,240          102,610
Texas Instruments, Inc.                                   3,590          100,519
Applied Materials, Inc.*                                  2,410           96,640
Intel Corp                                                3,070           96,551
Maxim Integrated Products*                                1,170           61,437
Micron Technology, Inc.*                                  1,940           60,140
Analog Devices, Inc.*                                     1,210           53,712
Xilinx, Inc.*                                             1,150           44,908
Linear Technology Corp                                    1,070           41,773
Kla-Tencor Corp.*                                           730           36,179
Altera Corp.*                                             1,570           33,315
ASML Holding NV*                                          1,770           30,179
LSI Logic Corp.*                                          1,870           29,509
National Semiconductor Corp.*                               850           26,172
Atmel Corp.*                                              3,530           26,016
Intersil Corp.*                                             680           21,930
Semtech Corp.*                                              580           20,700
Vishay Intertechnology, Inc.*                               940           18,330
RF Micro Devices, Inc.*                                     950           18,269
Novellus Systems, Inc.*                                     450           17,752
Broadcom Corp.*                                             430           17,574
Agere Systems, Inc.*                                      3,000           17,070
Microchip Technology, Inc.*                                 440           17,046
Teradyne, Inc.*                                             550           16,577
International Rectifier Corp.*                              470           16,394
Nvidia Corp.*                                               230           15,387
Applied Micro Circuits Corp.*                             1,270           14,376
Triquint Semiconductor, Inc.*                             1,170           14,344
Cypress Semiconductor Corp.*                                700           13,951
Integrated Device Technology, Inc.*                         490           13,029
AVX Corp.                                                   520           12,267
QLogic Corp.*                                               270           12,018
Varian Semiconductor Equipment*                             320           11,069
Fairchild Semiconductor International, Inc.*                370           10,434
Microsemi Corp.*                                            350           10,395
Micrel, Inc.*                                               390           10,230
Cabot Microelectronics Corp.*                               110            8,718
Arrow Electronics, Inc.*                                    280            8,372
Lam Research Corp.*                                         340            7,895
Alpha Industries*                                           340            7,412
Amkor Technology, Inc.*                                     460            7,374
PMC - Sierra, Inc.*                                         340            7,228
Lattice Semiconductor Corp.*                                290            5,965
Advanced Micro Devices*                                     370            5,868
Avnet, Inc.                                                 220            5,603
Conexant Systems, Inc.*                                     380            5,457
Marvell Technology Group, Ltd.*                             130            4,657
Vitesse Semiconductor Corp.*                                360            4,486
Adaptec, Inc.*                                              270            3,915
JDS Uniphase Corp.*                                         400            3,472
Rambus, Inc.*                                               420            3,356
Transmeta Corp./Delaware*                                 1,230            2,817
Cirrus Logic, Inc.*                                         210            2,776
Transwitch Corp.*                                           580            2,610
Kemet Corp.*                                                140            2,485
Photronics, Inc.*                                            70            2,195
Kopin Corp.*                                                120            1,680
Infineon Technologies A.G.                                   80            1,624
Sandisk Corp.*                                               20              288
                                                                   -------------

TOTAL COMMON STOCKS (Cost $1,379,753)                                  1,385,965
                                                                   -------------

                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS 3.1%
 Repurchase Agreements Collateralized by U.S.
   Treasury Obligations (Note 5):
   1.50% due 01/02/02                                 $  21,916           21,916
   1.55% due 01/02/02                                     2,935            2,935
   1.66% due 01/02/02                                    19,288           19,288
                                                                   -------------

TOTAL REPURCHASE AGREEMENTS (Cost $44,139)                                44,139
                                                                   -------------

TOTAL INVESTMENTS  100% (Cost $1,423,892)                          $   1,430,104
                                                                   =============

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

ENERGY FUND SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2001

                                                                          MARKET
                                                                           VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 97.8%
Exxon Mobil Corp.                                        10,310    $     405,182
ChevronTexaco Corp.                                       2,585          231,641
Royal Dutch Petroleum Co.                                 2,270          111,275
Conoco, Inc.                                              3,470           98,201
BP Plc.                                                   1,590           73,951
Transocean Sedco Forex, Inc.                              2,030           68,655
Phillips Petroleum Co.                                    1,090           65,683
EL Paso Corp.                                             1,310           58,439
Ashland, Inc.                                             1,190           54,835
TotalFinaElf SA                                             710           49,870
Rowan Companies, Inc.*                                    2,490           48,231
Occidental Petroleum Corp.                                1,710           45,366
Marathon Oil Corp.                                        1,450           43,500
Shell Transport & Trading Co., Plc.                       1,040           43,108
Baker Hughes, Inc.                                        1,120           40,846
Devon Energy Corp.                                          970           37,491
Unocal Corp.                                              1,030           37,152
Seitel, Inc.*                                             2,470           33,592
Anadarko Petroleum Corp.                                    590           33,542
Schlumberger, Ltd.                                          600           32,970
Kerr-McGee Corp.                                            600           32,880
Pride International, Inc.*                                2,160           32,616
National Fuel Gas Co.                                     1,260           31,122
Equitable Resources, Inc.                                   890           30,322
Kinder Morgan, Inc.                                         530           29,516
Halliburton Co.                                           1,960           25,676
Amerada Hess Corp.                                          370           23,125
Ensco International, Inc.                                   920           22,862
Murphy Oil Corp.                                            240           20,170
Burlington Resources, Inc.                                  530           19,896
Ultramar Diamond Shamrock Corp.                             400           19,792
BJ Services Co.*                                            590           19,146
Weatherford International, Inc.*                            500           18,630
Dynegy, Inc.                                                710           18,105
GlobalSantaFe Corp.                                         540           15,401
Sunoco, Inc.                                                410           15,309
Apache Corp.                                                278           13,867
Westport Resources Corp.*                                   670           11,625
Valero Energy Corp.                                         300           11,436
Nabors Industries, Inc.*                                    320           10,986
EOG Resources, Inc.                                         270           10,560
Lone Star Technologies*                                     560            9,856
Diamond Offshore Drilling                                   280            8,512
Callon Petroleum Co.*                                     1,210            8,289
Horizon Offshore, Inc.*                                   1,090            8,219
NS Group, Inc.*                                           1,040            7,779
Swift Energy Co.*                                           380            7,676
Williams Cos., Inc.                                         300            7,656
Noble Affiliates, Inc.                                      210            7,411
Tidewater, Inc.                                             200            6,780
Imperial Oil, Ltd.                                          210            5,855
Grant Prideco, Inc.*                                        500            5,750
Noble Drilling Corp.*                                       110            3,744
Cooper Cameron Corp.*                                        80            3,229
                                                                   -------------

TOTAL COMMON STOCKS (Cost $2,081,711)                                  2,137,328
                                                                   -------------

                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 2.2%
Repurchase Agreements Collateralized by U.S.
  Treasury Obligations (Note 5):
  1.50% due 01/02/02                                  $  23,562           23,562
  1.55% due 01/02/02                                      3,155            3,155
  1.66% due 01/02/02                                     20,736           20,736
                                                                   -------------

TOTAL REPURCHASE AGREEMENTS (Cost $47,453)                                47,453
                                                                   -------------

TOTAL INVESTMENTS 100% (Cost $2,129,164)                           $   2,184,781
                                                                   =============

 See Notes to Financial Statements.


                                       68

                                                                          MARKET
                                                                           VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 98.0%
Schlumberger, Ltd.                                        5,800    $     318,710
Transocean Sedco Forex, Inc.                              6,520          220,506
Baker Hughes, Inc.                                        5,930          216,267
Halliburton Co.                                           5,800           75,980
BJ Services Co.*                                          2,260           73,337
Tidewater, Inc.                                           1,400           47,460
Pride International, Inc.*                                3,060           46,206
Cooper Cameron Corp.*                                     1,020           41,167
Rowan Companies, Inc.*                                    2,020           39,127
Helmerich & Payne, Inc.                                   1,170           39,055
National-Oilwell, Inc.*                                   1,840           37,922
Smith International, Inc.*                                  700           37,534
Nabors Industries, Inc.*                                    910           31,240
Hanover Compressor Co.*                                     930           23,492
Weatherford International, Inc.*                            620           23,101
Noble Drilling Corp.*                                       640           21,786
Seacor Smit, Inc.*                                          460           21,344
Varco International, Inc.*                                1,230           18,425
Grant Prideco, Inc.*                                      1,480           17,020
Precision Drilling Corp.*                                   650           16,783
Ensco International, Inc.                                   570           14,165
Parker Drilling Co.*                                      3,820           14,096
Veritas DGC, Inc.*                                          740           13,690
Diamond Offshore Drilling                                   420           12,768
Universal Compression Holdings, Inc.*                       380           11,206
Global Industries, Ltd.*                                  1,200           10,680
Plains All American Pipeline L.P.                           410           10,656
Input/Output, Inc.*                                       1,180            9,688
McDermott International,Inc.*                               780            9,571
Petroleum Geo-Services ASA*                               1,180            9,393
Offshore Logistics, Inc.*                                   490            8,702
Seitel, Inc.*                                               570            7,752
Newpark Resources*                                          880            6,952
Tetra Technologies, Inc.*                                   320            6,704
W-H Energy Services, Inc.*                                  330            6,287
Maverick Tube Corp.*                                        430            5,569
Unit Corp.*                                                 240            3,096
                                                                   -------------

TOTAL COMMON STOCKS (Cost $1,410,117)                                  1,527,437
                                                                   -------------

                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 2.0%
Repurchase Agreements Collateralized by U.S.
  Treasury Obligations (Note 5):
  1.50% due 01/02/02                                  $  15,833           15,833
  1.55% due 01/02/02                                      2,121            2,121
  1.66% due 01/02/02                                     13,935           13,935
                                                                   -------------

TOTAL REPURCHASE AGREEMENTS (Cost $31,889)                                31,889
                                                                   -------------

TOTAL INVESTMENTS 100% (Cost $1,442,006)                           $   1,559,326
                                                                   =============

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

FINANCIAL SERVICES FUND SCHEDULE OF INVESTMENTS                DECEMBER 31, 2001

                                                                          MARKET
                                                                           VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 97.4%
American International Group                              3,083    $     244,789
Bank of America Corp.                                     2,350          147,932
Citigroup, Inc.                                           2,470          124,685
Fannie Mae                                                1,440          114,480
Morgan Stanley Dean Witter & Co.                          1,540           86,148
Wachovia Corp./SC                                         2,560           80,282
US Bancorp                                                3,640           76,185
Wells Fargo & Co.                                         1,730           75,169
JP Morgan Chase & Co.                                     1,820           66,157
Freddie Mac                                                 980           64,092
Washington Mutual, Inc.                                   1,900           62,130
MBNA Corp.                                                1,760           61,952
Allstate Corp.                                            1,670           56,279
Household International, Inc.                               860           49,828
National City Corp.                                       1,610           47,076
Suntrust Banks, Inc.                                        740           46,398
Hartford Financial Services Group                           710           44,609
Merrill Lynch & Co., Inc.                                   820           42,738
Lehman Brothers Holdings, Inc.                              540           36,072
St Paul Companies                                           800           35,176
UnumProvident Corp.                                       1,300           34,463
Regions Financial Corp.                                   1,140           34,132
Union Planters Corp.                                        740           33,396
The Bear Steams Cos., Inc.                                  550           32,252
National Commerce Financial Corp.                         1,270           32,131
Charter One Financial, Inc.                               1,180           32,037
American Express Co.                                        890           31,764
Golden State Bancorp, Inc.                                1,190           31,119
Huntington Bancshares, Inc.                               1,810           31,114
T Rowe Price Group, Inc.                                    880           30,562
Banknorth Group, Inc.                                     1,340           30,177
Bank One Corp.                                              770           30,069
Dime Bancorp, Inc.                                          820           29,586
Fidelity National Financial, Inc.                         1,190           29,512
Astoria Financial Corp.                                   1,100           29,106
IndyMac Bancorp, Inc.*                                    1,210           28,290
Loews Corp.                                                 510           28,244
Associated Banc-Corp.                                       800           28,232
Pacific Century Financial Corp.                           1,080           27,961
Webster Financial Corp.                                     870           27,431
Independence Community Bank                               1,100           25,036
Jefferson-Pilot Corp.                                       530           24,523
FleetBoston Financial Corp.                                 660           24,090
AON Corp.                                                   630           22,378
SouthTrust Corp.                                            870           21,463
Mony Group, Inc.                                            620           21,433
Hibernia Corp.                                            1,180           20,992
Providian Financial Corp.                                 5,440           19,312
Fifth Third Bancorp                                         290           17,786
Metlife, Inc.                                               530           16,790
Countrywide Credit Ind, Inc.                                400           16,388
AmeriCredit Corp.*                                          510           16,091
Marsh & McLennan Cos.                                       110           11,820
Chubb Corp.                                                 170           11,730
Stilwell Financial, Inc.                                    420           11,432
Colonial Bancgroup, Inc.                                    800           11,272
First Tennessee National Corp.                              310           11,241
Franklin Resources, Inc.                                    310           10,934
Metris Companies, Inc.                                      420           10,798
Ohio Casualty Corp.                                         660           10,593
Neuberger Berman, Inc.                                      240           10,536
Bank of New York Co., Inc.                                  250           10,200
Provident Financial Group, Inc.                             240            6,307
Allmerica Financial Corp.                                   140            6,237
                                                                   -------------

TOTAL COMMON STOCKS (Cost $2,435,126)                                  2,543,137
                                                                   -------------

See Notes to Financial Statements.


                                       70

                                                                          MARKET
                                                           FACE            VALUE
                                                         AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 2.6%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 5):
  1.50% due 01/02/02                                 $   34,136    $      34,136
  1.55% due 01/02/02                                      4,572            4,572
  1.66% due 01/02/02                                     30,043           30,043
                                                                   -------------

TOTAL REPURCHASE AGREEMENTS (Cost $68,751)                                68,751
                                                                   -------------

TOTAL INVESTMENTS 100% (Cost $2,503,877)                           $   2,611,888
                                                                   =============

* NON-INCOME PRODUCING SECURITIES

HEALTH CARE FUND
SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2001

                                                                         MARKET
                                                                          VALUE
                                             SHARES                     (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS 97.9%
Pfizer,Inc.                                   3,400                  $ 135,489
Johnson & Johnson                             1,468                     86,759
Merck & Co.,Inc.                              1,120                     65,856
Bristol-Myers Squibb Co.                        870                     44,370
American Home Products Corp.                    690                     42,338
Eli Lilly & Co.                                 530                     41,626
Abbott Laboratories                             690                     38,468
Medtronic,Inc.                                  700                     35,847
Amgen,Inc.*                                     590                     33,300
Schering-Plough Corp.                           790                     28,290
Pharmacia Corp.                                 660                     28,149
Novartis AG.                                    540                     19,710
Baxter International,Inc.                       360                     19,307
GlaxoSmithKline Plc.                            350                     17,437
Cardinal Health,Inc.                            250                     16,165
HCA,Inc.                                        410                     15,801
Biomet,Inc.                                     440                     13,596
AstraZeneca Plc.                                290                     13,514
UnitedHealth Group Incorporated                 190                     13,446
Genzyme Corp.-Genl Division*                    210                     12,571
Tenet Healthcare Corp.                          200                     11,744
Forest Laboratories,Inc.*                       140                     11,473
Aventis SA                                      160                     11,360
Guidant Corp.*                                  190                      9,462
Wellpoint Health Networks*                       80                      9,348
Chiron Corp.*                                   190                      8,330
Stryker Corp.                                   130                      7,588
Medimmune,Inc.*                                 160                      7,416
Cigna Corp.                                      80                      7,412
McKesson Corp.                                  190                      7,106
Idec Pharmaceuticals Corp.*                     100                      6,893
Biogen,Inc.*                                    120                      6,882
Teva Pharmaceutical Industries                  110                      6,779
Elan Corp Plc.*                                 150                      6,759
Immunex Corp.*                                  240                      6,650
Genentech,Inc.*                                 120                      6,510
Allergan,Inc.                                    80                      6,004
Sigma-Aldrich                                   140                      5,517
Boston Scientific Corp.*                        180                      4,342
Quest Diagnostics,Inc.*                          60                      4,303
Lincare Holdings,Inc.*                          150                      4,298
Sepracor,Inc.*                                   70                      3,994
Applied Biosystems Group - Applera Corp.        100                      3,927
King Pharmaceuticals,Inc.*                       93                      3,918
Healthsouth Corp.*                              230                      3,409
Becton Dickinson & Co.                          100                      3,315
Health Management Associates,Inc.*              160                      2,944
Millennium Pharmaceuticals*                     110                      2,696
Gilead Sciences,Inc.*                            40                      2,629
QLT,Inc.*                                       100                      2,541
IMS Health,Inc.                                 130                      2,536
Zimmer Holdings,Inc.*                            82                      2,504
Express Scripts,Inc.*                            50                      2,338
ST Jude Medical,Inc.*                            30                      2,330
Beckman Coulter,Inc.                             50                      2,215
Human Genome Sciences,Inc.*                      60                      2,023
Shire Pharmaceuticals Plc.*                      50                      1,830
Universal Health Services* .                     40                      1,711
Health Net,Inc.*                                 70                      1,525
Trigon Healthcare,Inc.*                          20                      1,389
Omnicare,Inc.                                    50                      1,244
Orthodontic Centers Of America*                  40                      1,220
IVAX Corp.*                                      60                      1,208
Aetna,Inc.-New                                   30                        990
Protein Design Labs,Inc.*                        30                        984
                                                                     ---------
TOTAL COMMON STOCKS
(Cost $869,740)                                                        933,635
                                                                     ---------
                                               FACE
                                             AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 2.1%
Repurchase Agreements
 Collateralized by U.S.
 Treasury Obligations
 (Note 5):
 1.50% due 01/02/02                       $   10,061                     10,061
 1.55% due 01/02/02                            1,347                      1,347
 1.66% due 01/02/02                            8,855                      8,855
                                                                      ---------
TOTAL REPURCHASE AGREEMENTS
 (Cost $20,263)                                                          20,263
                                                                      ---------
TOTAL INVESTMENTS 100%
 (Cost $890,003)                                                      $ 953,898
                                                                      =========

*NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

INTERNET FUND
SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2001

                                                                         MARKET
                                                                          VALUE
                                             SHARES                     (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 96.1%
Cisco Systems,Inc.*                           4,470                  $  80,951
Sun Microsystems,Inc.*                        5,870                     72,200
Qualcomm,Inc.*                                1,310                     66,154
Broadcom Corp.*                               1,350                     55,175
Yahoo! Inc.*                                  2,520                     44,705
AOL Time Warner,Inc.*                         1,390                     44,619
Siebel Systems,Inc.*                          1,510                     42,250
eBay,Inc.*                                      590                     39,471
Check Point Software Technologies*              940                     37,497
Qwest Communications International            2,650                     37,445
Intuit,Inc.*                                    810                     34,652
Juniper Networks,Inc.*                        1,620                     30,699
BEA Systems,Inc.*                             1,690                     26,026
VeriSign,Inc.*                                  660                     25,106
Network Associates,Inc.*                        720                     18,612
Amazon.Com,Inc.*                              1,700                     18,394
E*trade Group,Inc.*                           1,590                     16,297
Palm,Inc.*                                    2,770                     10,748
Tibco Software,Inc.*                            710                     10,600
3Com Corp.*                                   1,290                      8,230
Sycamore Networks,Inc.*                       1,480                      7,933
i2 Technologies,Inc.*                           990                      7,821
Priceline.com,Inc.*                           1,330                      7,741
Internet Security Systems* .                    230                      7,374
CNET Networks,Inc.*                             790                      7,086
WebMD Corp.*                                    950                      6,707
Level 3 Communications,Inc.*                  1,220                      6,100
Earthlink,Inc.*                                 500                      6,085
RSA Security,Inc.*                              300                      5,238
Ariba,Inc.*                                     820                      5,051
Red Hat,Inc.*                                   710                      5,041
DoubleClick,Inc.*                               440                      4,990
Ticketmaster*                                   300                      4,917
Travelocity.com*                                170                      4,881
Freemarkets,Inc.*                               190                      4,554
Vignette Corp.*                                 840                      4,511
RealNetworks,Inc.*                              740                      4,396
Websense,Inc.*                                  130                      4,169
Digital Insight Corp                            170                      3,801
Alloy,Inc.*                                     170                      3,660
Homestore.com,Inc.*                             940                      3,384
Checkfree Corp.*                                180                      3,240
Register.com*                                   280                      3,220
Digital River,Inc.*                             180                      2,866
Novell,Inc.*                                    510                      2,341
Net.B@nk,Inc.*                                  220                      2,306
Asiainfo Holdings,Inc.*                         120                      2,090
Expedia,Inc.*                                    50                      2,030
S1 Corp.*                                       120                      1,942
WebEx Communications,Inc.*                       70                      1,739
Akamai Technologies,Inc.*                       290                      1,723
Stellent,Inc.*                                   50                      1,478
Crossworlds Software,Inc.*                      310                      1,445
Lucent Technologies,Inc.                        220                      1,384
Hotel Reservations Network,Inc.*                 30                      1,380
Open Text Corp.*                                 40                      1,182
Macromedia,Inc.*                                 50                        890
Stamps.com,Inc.*                                220                        788
Network Appliance,Inc.*                          30                        656
Sapient Corp.*                                   80                        618
Veritas Software Corp.*                          10                        448
                                                                     ---------
TOTAL COMMON STOCKS
(Cost $795,733)                                                        869,037
                                                                     ---------
                                               FACE
                                             AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 3.9%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 5):
  1.50% due 01/02/02                          $17,739                     17,739
  1.55% due 01/02/02                            2,376                      2,376
  1.66% due 01/02/02                           15,612                     15,612
                                                                       ---------
TOTAL REPURCHASE AGREEMENTS
  (Cost $35,727)                                                          35,727
                                                                       ---------
TOTAL INVESTMENTS 100%
  (Cost $831,460)                                                       $904,764
                                                                       =========

*NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

LEISURE FUND
SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2001

                                                                        MARKET
                                                                         VALUE
                                             SHARES                   (NOTE 1)
------------------------------------------------------------------------------
COMMON STOCKS 97.6%
McDonald's Corp                               4,890                  $ 129,437
Harley-Davidson,Inc.                          1,410                     76,576
Carnival Corp.                                1,360                     38,189
International Game Technology*                  550                     37,565
Electronic Arts,Inc.*                           620                     37,169
Eastman Kodak Co.                             1,180                     34,727
Mattel,Inc.                                   1,660                     28,552
Darden Restaurants,Inc.                         800                     28,320
Wendy's International,Inc.                      920                     26,836
Brinker International,Inc.*                     750                     22,320
Harrah's Entertainment,Inc.*                    570                     21,096
Tricon Global Restaurants,Inc.*                 410                     20,172
Outback Steakhouse,Inc.*                        560                     19,180
Hasbro,Inc                                    1,050                     17,042
Fox Entertainment Group,Inc.*                   560                     14,857
CBRL Group,Inc.                                 420                     12,365
Brunswick Corp.                                 540                     11,750
Harman International Industries,Inc.            240                     10,824
Park Place Entertainment Corp.*               1,160                     10,637
The Cheesecake Factory*                         300                     10,431
Callaway Golf Company                           540                     10,341
MGM Mirage*                                     350                     10,105
Polaris Industries,Inc.                         170                      9,818
Gtech Holdings Corp.*                           210                      9,511
Ruby Tuesday,Inc.                               460                      9,490
Jack in the Box,Inc.*                           330                      9,088
Applebees International,Inc.                    260                      8,892
Sony Corp.                                      190                      8,569
CEC Entertainment,Inc.*                         190                      8,244
Royal Caribbean Cruises,Ltd.                    480                      7,776
Sonic Corp.*                                    180                      6,480
International Speedway Corp.                    160                      6,256
BOB Evans Farms                                 240                      5,897
Marriott International,Inc.                     140                      5,691
Six Flags,Inc.*                                 370                      5,691
Direct Focus,Inc.*                              180                      5,616
Starbucks Corp.*                                280                      5,334
Metro-Goldwyn-Mayer,Inc.*                       240                      5,256
Mandalay Resort Group*                          220                      4,708
Ihop Corp.*                                     140                      4,102
Bally Total Fitness Holding*                    190                      4,096
Ryan's Family STK Houses,Inc.*                  170                      3,681
Activision,Inc.*                                120                      3,121
WMS Industries,Inc.*                            150                      3,000
THQ,Inc.*                                        60                      2,908
Lone Star Steakhouse & Saloon                   130                      1,928
Papa John's International,Inc.*                  70                      1,924
Pixar,Inc.*                                      50                      1,798
Starwood Hotels & Resorts Worldwide,Inc.         60                      1,791
Speedway Motorsports,Inc.*                       70                      1,770
Oakley,Inc.*                                    100                      1,626
                                                                     ---------
TOTAL COMMON STOCKS
(Cost $742,412)                                                        782,553
                                                                     ---------

                                               FACE
                                             AMOUNT
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 2.4%
Repurchase agreements
  collateralized by U.S.
  Treasury Obligations
  (Note 5):
  1.50% due 01/02/02                           $9,427                      9,427
  1.55% due 01/02/02                            1,262                      1,262
  1.66% due 01/02/02                            8,295                      8,295
                                                                       ---------
TOTAL REPURCHASE AGREEMENTS
  (Cost $18,984)                                                          18,984
                                                                       =========

TOTAL INVESTMENTS 100%
   (Cost $761,396)                                                     $ 801,537
                                                                       =========

*NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2001

                                                                        MARKET
                                                                         VALUE
                                             SHARES                   (NOTE 1)
------------------------------------------------------------------------------
COMMON STOCKS 95.6%
Barrick Gold Corp.                           11,070                  $ 176,566
Placer Dome,Inc.                             11,087                    120,958
Newmont Mining Corp.                          5,990                    114,469
Harmony Gold Mining Co.,Ltd.                  7,730                     50,322
Gold Fields,Ltd.                              9,682                     46,861
Anglogold,Ltd.                                2,449                     44,229
Freeport-McMoran Copper & Gold,Inc.*          3,204                     42,902
Anglo American Plc.                           2,800                     42,308
Meridian Gold,Inc.*                           3,836                     39,626
Agnico-Eagle Mines                            3,790                     37,407
Phelps Dodge Corp.                              982                     31,817
BHP Billiton,Ltd.                             2,705                     28,971
Apex Silver Mines,Ltd.*                       2,553                     25,530
Glamis Gold,Ltd.*                             4,709                     16,999
Stillwater Mining Co.*                          831                     15,374
Buenaventura SA                                 570                     11,816
Inco,Ltd.*                                      290                      4,913
Goldcorp,Inc.                                   380                      4,625
                                                                     ---------
TOTAL COMMON STOCKS
(Cost $623,705)                                                        855,693
                                                                     ---------

                                                                        MARKET
                                               FACE                      VALUE
                                             AMOUNT                   (NOTE 1)
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 4.4%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 5):
  1.50% due 01/02/02                          $19,340                 $ 19,340
  1.55% due 01/02/02                            2,590                    2,590
  1.66% due 01/02/02                           17,021                   17,021
                                                                     ---------
TOTAL REPURCHASE AGREEMENTS
  (Cost $38,951)                                                        38,951
                                                                     ---------
TOTAL INVESTMENTS 100%
  (Cost $662,656)                                                     $894,644
                                                                     =========

See Notes to Financial Statements.

REAL ESTATE FUND
SCHEDULE OF INVESTMENTS                                         DECEMBER 31,2001

                                                                        MARKET
                                                                         VALUE
                                             SHARES                   (NOTE 1)
------------------------------------------------------------------------------
COMMON STOCKS 99.0%
Equity Office Properties Trust                  640                  $  19,251
Equity Residential Properties Trust             450                     12,920
Archstone-Smith Trust                           459                     12,072
Plum Creek Timber Co.,Inc.(REIT)                310                      8,788
Duke Realty Corp.                               240                      5,839
Public Storage,Inc.                             140                      4,676
Liberty Property Trust                          150                      4,478
AMLI Residential Properties                     170                      4,287
Vornado Realty Trust                            100                      4,160
Mack-Cali Realty Corp.                          130                      4,033
Prologis Trust                                  180                      3,872
United Dominion Realty Trust                    260                      3,744
Simon Property Group,Inc.                       110                      3,226
Apartment Investment & Management Co.            70                      3,201
Cousins Properties,Inc.                         130                      3,167
CarrAmerica Realty Corp.                        100                      3,010
Post Properties,Inc.                             80                      2,841
Boston Properties,Inc.                           70                      2,660
First Industrial Realty Trust,Inc.               80                      2,488
Kimco Realty Corp.                               75                      2,452
Highwoods Properties,Inc.                        90                      2,335
Prentiss Properties Trust                        80                      2,196
Arden Realty,Inc.                                80                      2,120
Mid-America Apartment Communities,Inc.           80                      2,104
Great Lakes REIT,Inc.                           130                      2,080
Alexandria Real Estate Equities                  50                      2,055
Essex Property Trust,Inc.                        40                      1,976
BRE Properties,Inc.                              60                      1,858
Camden Property Trust .                          50                      1,835
Health Care Property Investors,Inc.              50                      1,810
Chateau Communities,Inc.                         60                      1,794
AMB Property Corp.                               60                      1,560
Sovran Self Storage,Inc.                         50                      1,558
Centerpoint Properties Corp.                     30                      1,494
Sun Communities,Inc.                             40                      1,490
Chelsea Property Group,Inc.                      30                      1,473
Weingarten Realty Investors                      30                      1,440
The Macerich Co.                                 50                      1,330
Crescent Real Estate Equities Co.                70                      1,268
CBL & Associates Properties,Inc.                 40                      1,260
Reckson Associates Realty                        50                      1,168
Federal Realty Investment Trust                  50                      1,150
Healthcare Realty Trust,Inc.                     40                      1,120
Parkway Properties, Inc./MD                      30                        996
Home Properties of New York,Inc.                 30                        948
Colonial Properties Trust                        30                        935
Realty Income Corp.                              30                        882
General Growth Properties,Inc.                   20                        776
Health Care REIT,Inc.                            30                        731
Hospitality Properties Trust                     20                        590
Summit Properties,Inc.                           20                        500
AvalonBay Communities,Inc.                       10                        473
FelCor Lodging Trust,Inc.                        20                        334
Manufactured Home Communities,Inc.               10                        312
SL Green Realty Corp.                            10                        307
Rouse Co.                                        10                        293
Pan Pacific Retail Properties,Inc.               10                        287
Washington Real Estate Investment Trust          10                        249
Saul Centers,Inc.                                10                        213
Brandywine Realty Trust                          10                        211
Developers Diversified Realty Corp.              10                        191
New Plan Excel Realty Trust                      10                        191
Glimcher Realty Trust                            10                        188

See Notes to Financial Statements.


                                       76

                                                                        MARKET
                                                                         VALUE
                                             SHARES                   (NOTE 1)
------------------------------------------------------------------------------

Nationwide Health Properties,Inc.                10                  $     187
Host Marriott Corp.                              20                        180
HRPT Properties Trust                            20                        173
Meristar Hospitality Corp.                       10                        142
LaSalle Hotel Properties                         10                        117
                                                                     ---------
TOTAL COMMON STOCKS
  (Cost $158,628)                                                      160,045
                                                                     ---------

                                                                        MARKET
                                               FACE                      VALUE
                                             AMOUNT                   (NOTE 1)
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 1.0%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 5):
  1.50% due 01/02/02                           $  816                  $     816
  1.55% due 01/02/02                              109                        109
  1.66% due 01/02/02                              718                        718
                                                                       ---------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,643)                                                            1,643
                                                                       ---------
TOTAL INVESTMENTS 100%
  (Cost $160,271)                                                      $ 161,688
                                                                       =========

See Notes to Financial Statements.

RETAILING FUND
SCHEDULE OF INVESTMENTS                                         DECEMBER 31,2001

                                                                        MARKET
                                                                         VALUE
                                             SHARES                   (NOTE 1)
------------------------------------------------------------------------------
COMMON STOCKS 98.0%
Wal-Mart Stores,Inc.                          6,880                 $  395,945
Home Depot,Inc.                               6,300                    321,363
Lowe's Companies                              2,640                    122,522
May Department Stores Co.                     3,190                    117,966
Target Corporation                            2,400                     98,520
Best Buy Co,Inc.*                             1,250                     93,100
Walgreen Co.                                  2,730                     91,892
Costco Wholesale Corp.*                       1,980                     87,872
Safeway,Inc.*                                 1,540                     64,295
Office Depot,Inc.*                            3,420                     63,407
JC Penney Co.,Inc.                            2,020                     54,338
Sears Roebuck and Co.                         1,140                     54,310
United Rentals,Inc.*                          2,310                     52,437
Kroger Co.*                                   2,210                     46,123
Abercrombie & Fitch Co.*                      1,510                     40,060
Federated Department Stores                     900                     36,810
CVS Corp.                                     1,100                     32,560
Ross Stores,Inc.                                860                     27,589
Albertson's,Inc.                                860                     27,081
Koninklijke Ahold NV                            870                     25,569
Kohls Corp.*                                    260                     18,314
TJX Cos.,Inc.                                   440                     17,538
BJ's Wholesale Club,Inc.*                       360                     15,876
Family Dollar Stores                            440                     13,191
American Eagle Outfitters*                      420                     10,991
Neiman-Marcus Group,Inc.*                       340                     10,564
Sherwin-Williams Co.                            300                      8,250
Winn-Dixie Stores,Inc.*                         360                      5,130
CDW Computer Centers,Inc.*                       50                      2,686
Limited,Inc.                                    120                      1,766
                                                                    ----------
TOTAL COMMON STOCKS
  (Cost $1,861,296)                                                  1,958,065
                                                                    ----------

                                                                        MARKET
                                               FACE                      VALUE
                                             AMOUNT                   (NOTE 1)
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 2.0%
Repurchase agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 5):
  1.50% due 01/02/02                          $20,075                 $   20,075
  1.55% due 01/02/02                            2,689                      2,689
  1.66% due 01/02/02                           17,668                     17,668
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $ 40,432)                                                         40,432
                                                                      ----------
TOTAL INVESTMENTS 100%
  (Cost $1,901,728)                                                   $1,998,497
                                                                      ==========

*NON-INCOME PRODUCING SECURITIES

See Notes to financial Statements.

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS                                         DECEMBER 31,2001

                                                                        MARKET
                                                                         VALUE
                                             SHARES                   (NOTE 1)
------------------------------------------------------------------------------
COMMON STOCKS 98.1%
Intel Corp.                                   3,700                 $  116,365
International Business Machines Corp.           910                    110,074
Microsoft Corp.*                              1,630                    107,988
Cisco Systems,Inc.*                           4,550                     82,401
AOL Time Warner,Inc.*                         2,480                     79,608
Oracle Corporation*                           3,400                     46,954
Dell Computer Corp.*                          1,510                     41,042
Texas Instruments,Inc.                        1,010                     28,280
Hewlett-Packard Co.                           1,320                     27,113
Automatic Data Processing                       390                     22,970
Motorola,Inc.                                 1,410                     21,178
Electronic Data Systems Corp.                   290                     19,880
Qualcomm,Inc.*                                  370                     18,685
Lucent Technologies,Inc.                      2,660                     16,731
EMC Corp./Massachusetts*                      1,230                     16,531
Sun Microsystems,Inc.*                        1,340                     16,482
Compaq Computer Corp.                         1,610                     15,714
Kla-Tencor Corp.*                               310                     15,364
National Semiconductor Corp.*                   470                     14,471
Applied Materials,Inc.*                         350                     14,034
Paychex,Inc.                                    400                     14,016
Nortel Networks Corp.                         1,740                     13,050
Co.mputer Associates International,Inc.         370                     12,761
Fairchild Semiconductor International,Inc.*     450                     12,690
STMicroelectronics N.V.                         390                     12,351
Microchip Technology,Inc.*                      300                     11,622
Perot Systems Corp.*                            530                     10,823
Compuware Corp.*                                870                     10,257
UtstarCom,Inc.*                                 350                      9,975
Intersil Corp.*                                 280                      9,030
Autodesk,Inc.                                   230                      8,571
Network Associates,Inc.*                        330                      8,531
Solectron Corp.*                                690                      7,783
Micron Technology,Inc.*                         250                      7,750
LSI Logic Corp.*                                490                      7,732
ASM International NV*                           380                      7,414
Computer Sciences Corp.*                        150                      7,347
Symantec Corp.*                                 110                      7,296
Corning,Inc.                                    810                      7,225
Electronic Arts,Inc.*                           120                      7,194
Read-Rite Corp.*                              1,060                      7,007
Analog Devices,Inc.*                            150                      6,658
Photronics,Inc.*                                210                      6,584
DST Systems,Inc.*                               130                      6,481
Affiliated Computer Svcs.,Inc.*                  60                      6,367
First Data Corp.                                 70                      5,492
Alloy,Inc.*                                     250                      5,382
Nvidia Corp.*                                    80                      5,352
Intercept Group,Inc.*                           130                      5,317
American Tower Corp.*                           550                      5,209
Power-One,Inc.*                                 500                      5,205
Renaissance Learning,Inc.*                      170                      5,180
The Reynolds & Reynolds Co.                     210                      5,093
Sungard Data Systems,Inc.*                      170                      4,918
Transmeta Corp./Delaware*                     2,140                      4,901
Agilent Technologies,Inc.*                      170                      4,846
Check Point Software Technologies*              120                      4,787
Amazon.Com,Inc.*                                400                      4,328
Checkfree Corporation*                          240                      4,320
Earthlink,Inc.*                                 340                      4,138
Expedia,Inc.*                                   100                      4,061
Peoplesoft,Inc.*                                100                      4,020
Sanmina-SCI Corp.*                              200                      3,980
Cadence Design Systems,Inc.*                    180                      3,946
Linear Technology Corp.                         100                      3,904
Citrix Systems,Inc.*                            170                      3,852
Global Sports,Inc.*                             180                      3,591
JDS Uniphase Corp.*                             370                      3,212
Semtech Corp.*                                   90                      3,212
Borland Software Corp.*                         200                      3,132
Adobe Systems,Inc.                              100                      3,104
Investment Technology Group,Inc.*                75                      2,930
Integrated Device Technology,Inc.*              110                      2,925
Digital River,Inc.*                             140                      2,229
PMC - Sierra,Inc.*                               60                      1,276
Sandisk Corp.*                                   60                        864
                                                                    ----------
TOTAL COMMON STOCK
  (Cost $1,078,857)                                                  1,183,086
                                                                    ----------

* NON-INCOME PRODUCING SECURITIES.

See Notes to Financial Statements.

                                       79

                                                                        MARKET
                                                                         VALUE
                                             SHARES                   (NOTE 1)
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 1.9%
Repurchase Agreements Collateralized by
  U.S.Treasury Obligations
  (Note 5):
  1.50% due 01/02/02                          $11,293                 $   11,293
  1.55% due 01/02/02                            1,512                      1,512
  1.66% due 01/02/02                            9,939                      9,939
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $22,744)                                                          22,744
                                                                      ----------
TOTAL INVESTMENTS 100%
  (Cost $1,101,601)                                                   $1,205,830
                                                                      ==========

See Notes to Financial Statements.

TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS                                         DECEMBER 31,2001

                                                                        MARKET
                                                                         VALUE
                                             SHARES                   (NOTE 1)
------------------------------------------------------------------------------
COMMON STOCKS 99.8%
Vodafone Group Plc                            1,810                 $   46,481
Nokia OYJ                                     1,360                     33,360
SBC Communications,Inc.                         730                     28,593
Verizon Communications,Inc.                     560                     26,577
BellSouth Corp.                                 560                     21,364
AT&T Corp.                                    1,110                     20,135
Alltel Corp.                                    280                     17,284
Qualcomm,Inc.*                                  300                     15,150
AT&T Wireless Services, Inc.*                 1,050                     15,089
Telefonaktiebolaget LM Ericsson               2,770                     14,459
WorldCom,Inc.-WorldCom Group*                 1,000                     14,080
Sprint Corp.-FON Group                          660                     13,253
Motorola,Inc.                                   850                     12,767
Lucent Technologies,Inc.                      1,840                     11,574
Telephone & Data Systems, Inc.                  120                     10,770
Nortel Networks Corp.                         1,390                     10,425
Alcatel SA .                                    600                      9,930
Sprint Corp.-PCS Group*                         360                      8,788
Qwest Communications International              500                      7,065
CenturyTel,Inc.                                 210                      6,888
JDS Uniphase Corp.*                             600                      5,208
Corning,Inc.                                    450                      4,014
US Cellular Corp.*                               80                      3,620
Harris Corp.                                    110                      3,356
Nextel Communications,Inc.*                     280                      3,069
BT Group Plc.*                                   80                      2,940
CIENA Corp.*                                    200                      2,862
Tellabs,Inc.*                                   170                      2,555
Price Communications Corp.*                     130                      2,482
XO Communications,Inc.*                      24,830                      2,384
PanAmSat Corp.*                                  90                      1,969
L-3 Communications Holdings,Inc.*                20                      1,800
Comverse Technology,Inc.*                        80                      1,790
Andrew Corp.*                                    80                      1,751
McLeodUSA,Inc.*                               4,450                      1,647
Metro One Telecommunications*                    50                      1,513
ADC Telecommunications, Inc.*                   290                      1,334
General Communication*                          150                      1,280
Audiovox Corp.*                                 170                      1,268
Broadwing,Inc.*                                 110                      1,045
Polycom,Inc.*                                    30                      1,022
Advanced Fibre Communication*                    50                        884
Adtran,Inc.*                                     30                        766
Anixter International,Inc.                       20                        580
Davox Corp.*                                     60                        580
Level 3 Communications,Inc                       90                        450
Metromedia Fiber Network, Inc.*                 800                        352
Proxim,Inc.*                                     30                        298
Plantronics,Inc.*                                10                        256
Brightpoint,Inc.*                                60                        188
SBS Technologies,Inc.*                           10                        146
Allen Telecom,Inc.*                              10                         85
Allegiance Telecom,Inc.*                         10                         83
                                                                    ----------
TOTAL COMMON STOCKS
  (Cost $371,880)                                                      397,609
                                                                    ----------
                                               FACE
                                             AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.2%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 5):
  1.50% due 01/02/02                           $  419                        419
  1.55% due 01/02/02                               56                         56
  1.66% due 01/02/02                              368                        368
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $843)                                                                843
                                                                      ----------
TOTAL INVESTMENTS 100%
  (Cost $372,723)                                                     $  398,452
                                                                      ==========

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

TRANSPORTATION FUND SCHEDULE OF INVESTMENTS                    DECEMBER 31, 2001

                                                                       MARKET
                                                                        VALUE
                                                   SHARES            (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 97.7%
FedEx Corp.*                                        1,420       $     73,670
Union Pacific Corp.                                 1,160             66,119
Southwest Airlines Co.                              3,140             58,026
United Parcel Service, Inc.                           590             32,154
Burlington Northern Santa
 Fe Corp.                                             890             25,392
Delta Air Lines, Inc.                                 660             19,312
CSX Corp.                                             550             19,278
Canadian National Railway Co.                         370             17,864
Magna International, Inc.                             280             17,772
Paccar, Inc.                                          260             17,061
Canadian Pacific Railway,Ltd.                         845             16,478
AMR Corp./Del*                                        740             16,406
CH Robinson Worldwide, Inc.                           510             14,747
Swift Transportation Co., Inc.*                       630             13,551
Gatx Corp.                                            340             11,057
Norfolk Southern Corp.                                480              8,798
Volvo AB.                                             360              5,904
Usfreightways Corp.                                   180              5,652
Teekay Shipping Corp.                                 160              5,576
Navistar International Corp.                          140              5,530
Alexander & Baldwin, Inc.                             200              5,340
Continental Airlines, Inc.*                           200              5,242
Expeditors International Washington, Inc.              90              5,126
PanCanadian Energy Corp.                              157              4,082
Northwest Airlines Corp.*                             250              3,925
Roadway Corp.                                          90              3,303
EGL, Inc.*                                            230              3,209
CNF, Inc.                                              80              2,684
British Airways Plc.                                   90              2,583
Atlantic Coast Airlines Holdings, Inc.*               110              2,562
Landstar System,Inc.*                                  30              2,175
UAL Corp.                                             140              1,890
JB Hunt Transport Services, Inc.*                      80              1,856
Florida East Coast Inds                                80              1,852
Atlas Air Worldwide Holdings, Inc.*                   120              1,758
Skywest,Inc.                                           60              1,527
Alaska Air Group,Inc.*                                 50              1,455
Fairmont Hotels & Resorts, Inc.                        57              1,362
Forward Air Corp.*                                     40       $      1,357
KLM-Koninklijke Luchtvaart Mij NV                     120              1,330
Dana Corp.                                             80              1,110
Knightsbridge Tankers, Ltd                             60                966
Fording, Inc.                                          38                679
CP Ships, Ltd.*                                        57                619
US Airways Group,Inc.*                                 80                507
                                                                ------------

TOTAL COMMON STOCKS (Cost $451,266)                                  508,846
                                                                ------------
                                                     FACE
                                                   AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 2.3%
Repurchase Agreements Collateralized by U.S.
  Treasury Obligations (Note 5):
  1.50% due 01/02/02                           $    5,874              5,874
  1.55% due 01/02/02                                  787                787
  1.66% due 01/02/02                                5,169              5,169
                                                                ------------

TOTAL REPURCHASE AGREEMENTS (Cost $11,830)                            11,830
                                                                ------------

TOTAL INVESTMENTS 100% (Cost $463,096)                          $    520,676
                                                                ============

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

UTILITIES FUND SCHEDULE OF INVESTMENTS                         DECEMBER 31, 2001

                                                                      MARKET
                                                                       VALUE
                                                   SHARES           (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 98.8%
Duke Energy Corp.                                   2,995       $    117,584
EL Paso Corp.                                       1,650             73,606
Dominion Resources, Inc./VA                           790             47,479
Exelon Corp.                                          920             44,050
American Electric Power                             1,010             43,965
FPL Group,Inc.                                        740             41,736
Allegheny Energy, Inc.                              1,080             39,117
The Southern Co.                                    1,490             37,772
TXU Corp.                                             750             35,363
Progress Energy, Inc.                                 770             34,673
Public Service Enterprise Group.                      780             32,908
Ameren Corp.                                          560             23,688
Dynegy, Inc.                                          920             23,460
AES Corp.*                                          1,320             21,582
Kinder Morgan, Inc.                                   370             20,605
Williams Cos., Inc.                                   750             19,140
DTE Energy Co.                                        400             16,776
PPL Corp.                                             470             16,379
Reliant Energy, Inc.                                  570             15,116
Cinergy Corp.                                         440             14,709
XCEL Energy, Inc.                                     530             14,702
Equitable Resources, Inc.                             390             13,287
FirstEnergy Corp.                                     370             12,943
Entergy Corp.                                         330             12,906
KeySpan Corp.                                         370             12,821
Pinnacle West Capital Corp.                           260             10,881
NiSource, Inc.                                        460             10,608
Mirant Corp.*                                         590              9,452
Calpine Corp.*                                        540              9,067
CMS Energy Corp.                                      300              7,209
Consolidated Edison, Inc.                             170       $      6,861
Potomac Electric Power                                300              6,771
Constellation Energy Group, Inc.                      220              5,841
National Fuel Gas Co.                                 220              5,434
Idacorp, Inc.                                         120              4,872
Nicor, Inc.                                           110              4,580
Utilicorp United, Inc.                                170              4,279
Western Resources, Inc.                               240              4,128
Teco Energy, Inc.                                     150              3,936
Peoples Energy Corp.                                  100              3,793
Oneok, Inc.                                           190              3,390
                                                                ------------
TOTAL COMMON STOCKS (Cost $858,770)                                  887,469
                                                                ------------
                                                          FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 1.2%
Repurchase Agreements Collateralized by U.S.
  Treasury Obligations (Note 5):
  1.50% due 01/02/02                           $    5,328              5,328
  1.55% due 01/02/02                                  713                713
  1.66% due 01/02/02                                4,689              4,689
                                                                ------------

TOTAL REPURCHASE AGREEMENTS (Cost $10,730)                            10,730
                                                                ------------

TOTAL INVESTMENTS 100% (Cost $869,500)                          $    898,199
                                                                ============

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

This page intentionally left blank.

STATEMENTS OF ASSETS AND LIABILITIES                            DECEMBER 31,2001

                                                      U.S.
                                                GOVERNMENT
                                                     MONEY
                                                    MARKET          NOVA          URSA            OTC
                                                      FUND          FUND          FUND           FUND
                                                ----------          ----          ----           ----
ASSETS
Securities at Value *(Notes 1 & 2) - See
  Accompanying Schedules                       $84,332,189   $64,060,837   $14,312,795   $165,031,813
Cash in Custodian Bank                                  --            --            --             --
Segregated Cash with Broker                             --     3,013,222            --        214,500
Receivable for Securities Sold (Note 1)                 --         6,267            --      1,926,144
Receivable for Futures Contracts
  Variation Margin (Note 1)                             --            --        93,606             --
Investment Income Receivable                         3,009        34,934           639          1,177
Receivable for Equity Index Swap
  Settlement (Note 1)                                   --            --            --             --
Receivable from Custodian                               --            --            --             --
Receivable for Shares Purchased                 12,233,078         3,313     4,648,438         65,295
Unamortized Organization Costs (Note 1)              8,175         8,203         8,175          8,175
Other Assets                                        16,801            --            --             11
                                               -----------   -----------   -----------   ------------
  TOTAL ASSETS                                  96,593,252    67,126,776    19,063,653    167,247,115
                                               -----------   -----------   -----------   ------------

LIABILITIES
Payable for Securities Purchased (Note 1)               --        18,839            --             --
Payable for Futures Contracts
  Variation Margin (Note 1)                             --       631,603            --         58,500
Unrealized Loss for Equity Index Swap                   --            --            --             --
Payable to Custodian                                    --            --            --             --
Payable for Shares Redeemed                          1,586     5,343,241         6,468      2,171,967
Dividends Payable                                       22            --            --            828
Organizational Expense Payable to
  Advisor (Note 1)                                  11,440        10,818         8,996         15,635
Investment Advisory Fee Payable (Note 6)            31,560        39,018        12,825        107,093
Transfer Agent Fee Payable (Note 6)                 12,624        13,013         3,562         35,698
Service Fee Payable (Note 6)                        15,780        13,013         3,562         35,698
Other Liabilities                                    4,771       115,807        31,045        202,812
                                               -----------   -----------   -----------   ------------
  TOTAL LIABILITIES                                 77,783     6,185,352        66,458      2,628,231
                                               -----------   -----------   -----------   ------------
NET ASSETS (NOTE 9)                            $96,515,469   $60,941,424   $18,997,195   $164,618,884
                                               ===========   ===========   ===========   ============
Shares Outstanding                              96,528,717     7,030,955     3,020,066     11,125,396
Net Asset Value Per Share                      $      1.00   $      8.67   $      6.29   $      14.80

See Notes to Financial Statements.


                                       85

                                                                                                                              U.S.
                                                    ARKTOS     TITAN 500  VELOCITY 100         MEDIUS         MEKROS    GOVERNMENT
                                                      FUND          FUND          FUND           FUND           FUND     BOND FUND
                                               -----------   -----------  ------------   ------------     ----------    -----------
ASSETS
Securities at Value *(Notes 1 & 2) - See
  Accompanying Schedules                       $ 3,292,493   $   198,750   $   364,000   $    727,720     $8,301,418    $4,200,146
Cash in Custodian Bank                                  --       113,418       884,561             --             --            --
Segregated Cash with Broker                        926,538            --       655,955         25,000         41,760       104,000
Receivable for Securities Sold (Note 1)                 --            --     6,231,121         25,356             --            --
Receivable for Futures Contracts
  Variation Margin (Note 1)                             --            --            --             --             --        52,178
Investment Income Receivable                           123            --           166            324          1,069        16,654
Receivable for Equity Index Swap
  Settlement (Note 1)                              290,114            --            --             --             --            --
Receivable from Custodian                               --            --           333            376            748            --
Receivable for Shares Purchased                  1,473,032           173            --             --      7,386,840       133,381
Unamortized Organization Costs (Note 1)                 --            --            --             --             --         8,175
Other Assets                                        36,587            --           347             --             12        18,000
                                               -----------   -----------   -----------   ------------     ----------    ----------
  TOTAL ASSETS                                   6,018,887       312,341     8,136,483        778,776     15,731,847     4,532,534
                                               ===========   ===========   ===========   ============     ==========    ==========
LIABILITIES
Payable for Securities Purchased (Note 1)               --            --            --             --      7,190,050            --
Payable for Futures Contracts
  Variation Margin (Note 1)                          1,220           565       249,942          6,900         11,576            --
Unrealized Loss for Equity Index Swap               43,606            --            --             --             --            --
Payable to Custodian                                    --            --            --             --          3,354            --
Payable for Shares Redeemed                             --            --     7,401,138         16,222             --            57
Dividends Payable                                       --            --            --             --             --            40
Organizational Expense Payable to
  Advisor (Note 1)                                      --            --            --             --             --         8,323
Investment Advisory Fee Payable (Note 6)             6,659           226         3,509            603            875         1,378
Transfer Agent Fee Payable (Note 6)                  1,850            63           975            167            243           551
Service Fee Payable (Note 6)                         1,850            63           975            167            243           689
Other Liabilities                                    8,918           433         2,527            705          1,433           480
                                               -----------   -----------   -----------   ------------     ----------    ----------
  TOTAL LIABILITIES                                 64,103         1,350     7,659,066         24,764      7,207,774        11,518
                                               -----------   -----------   -----------   ------------     ----------    ----------
NET ASSETS (NOTE 9)                            $ 5,954,784   $   310,991   $   477,417   $    754,012     $8,524,073    $4,521,016
                                               ===========   ===========   ===========   ============     ==========    ==========
Shares Outstanding                                 201,972        10,412        12,252         24,160        267,129       395,297
Net Asset Value Per Share                      $     29.48   $     29.87   $     38.97   $      31.21     $    31.91    $    11.44

* TOTAL COST OF SECURITIES AT VALUE IS $84,332,189, $63,328,221, $14,381,867,
$133,748,408, $3,293,168, $184,727, $405,520, $685,996, $8,255,240, AND
$4,166,155, RESPECTIVELY.

See Notes to Financial Statements.

                                                 LARGE-CAP     LARGE-CAP                        BASIC
                                                    EUROPE         JAPAN       BANKING      MATERIALS
                                                      FUND          FUND          FUND           FUND
                                               -----------   -----------   -----------   ------------
ASSETS
Securities at Value *(Notes 1 & 2) - See
  Accompanying Schedules                       $   300,000   $        --   $   621,182   $    916,374
Cash in Custodian Bank                             517,344       353,042            --             --
Segregated Cash with Broker                        100,143        32,709            --             --
Foreign Cash                                       477,828       144,577            --             --
Receivable for Securities Sold (Note 1)                 --            --            --             --
Investment Income Receivable                            --            --         2,485          2,034
Receivable for Equity Index Swap
  Settlement (Note 1)                               14,961           265            --             --
Unrealized Gain for Equity Swaps                    30,978         5,931            --             --
Receivable from Custodian                              804         1,003         6,452          9,910
Receivable for Shares Purchased                         --       213,035        84,108         72,433
Other Assets                                            --            --            --             81
                                               -----------   -----------   -----------   ------------
  TOTAL ASSETS                                   1,442,058       750,562       714,227      1,000,832
                                               -----------   -----------   -----------   ------------
LIABILITIES
Payable for Securities Purchased(Note1)                 --            --        62,526         48,594
Payable for Futures Contracts
  Variation Margin (Note 1)                            508           652            --             --
Unrealized Loss on Foreign Currency
  Exchange Contracts                                 3,683            97            --             --
Payable to Broker                                       --       104,513            --             --
Payable for Shares Redeemed                        113,914            --        19,976         21,507
Investment Advisory Fee Payable (Note 6)               899           967           559            614
Transfer Agent Fee Payable (Note 6)                    250           268           164            181
Service Fee Payable (Note 6)                           250           268           164            181
Other Liabilities                                      469         1,042           897            837
                                               -----------   -----------   -----------   ------------
  TOTAL LIABILITIES                                119,973       107,807        84,286         71,914
                                               -----------   -----------   -----------   ------------
NET ASSETS (NOTE 9)                            $ 1,322,085   $   642,755   $   629,941   $    928,918
                                               ===========   ===========   ===========   ============
Shares Outstanding                                  47,202        29,336        24,991         38,364
Net Asset Value Per Share                      $     28.01   $     21.91   $     25.21   $      24.21

See Notes to Financial Statements.


                                       87

                                                                CONSUMER                                      ENERGY     FINANCIAL
                                             BIOTECHNOLOGY      PRODUCTS   ELECTRONICS         ENERGY       SERVICES      SERVICES
                                                      FUND          FUND          FUND           FUND           FUND          FUND
                                             -------------   -----------   -----------   ------------     ----------    ----------
ASSETS
Securities at Value *(Notes 1 & 2) - See
  Accompanying Schedules                       $ 1,951,304   $ 1,310,820   $ 1,430,104   $  2,184,781     $1,559,326    $2,611,888
Cash in Custodian Bank                                  --            --            --             --             --            --
Segregated Cash with Broker                             --            --            --             --             --            --
Foreign Cash                                            --            --            --             --             --            --
Receivable for Securities Sold (Note 1)            257,564        68,572        98,315             --             --        63,786
Investment Income Receivable                             4         3,515           332            531            950         3,969
Receivable for Equity Index Swap
  Settlement (Note 1)                                   --            --            --             --             --            --
Unrealized Gain for Equity Swaps                        --            --            --             --             --            --
Receivable from Custodian                           13,803         4,851         4,394          6,063          5,713         6,098
Receivable for Shares Purchased                         --         8,759            --         50,251         61,241            25
Other Assets                                           363            --            --             --             --            --
                                               -----------   -----------   -----------   ------------     ----------    ----------
  TOTAL ASSETS                                   2,223,038     1,396,517     1,533,145      2,241,626      1,627,230     2,685,766
                                               -----------   -----------   -----------   ------------     ----------    ----------
LIABILITIES
Payable for Securities Purchased(Note 1)                 --            --            --         62,194         74,323            --
Payable for Futures Contracts
  Variation Margin (Note 1)                             --            --            --             --             --            --
Unrealized Loss on Foreign Currency
  Exchange Contracts                                    --            --            --             --             --            --
Payable to Broker                                       --            --            --             --             --            --
Payable for Shares Redeemed                        257,006        88,899       107,829             --             64        72,220
Investment Advisory Fee Payable (Note 6)             1,813           999           866            640            615         1,729
Transfer Agent Fee Payable (Note 6)                    533           294           255            188            181           509
Service Fee Payable (Note 6)                           533           294           255            188            181           509
Other Liabilities                                    4,120         1,166         1,375          1,372          1,311         3,364
                                               -----------   -----------   -----------   ------------     ----------    ----------
  TOTAL LIABILITIES                                264,005        91,652       110,580         64,582         76,675        78,331
                                               -----------   -----------   -----------   ------------     ----------    ----------
NET ASSETS (NOTE 9)                            $ 1,959,033   $ 1,304,865   $ 1,422,565   $  2,177,044     $1,550,555    $2,607,435
                                               ===========   ===========   ===========   ============     ==========    ==========
Shares Outstanding                                  79,397        51,543        68,925        103,185         87,396       109,115
Net Asset Value Per Share                      $     24.67   $     25.32   $     20.64   $      21.10     $    17.74    $    23.90

* TOTAL COST OF SECURITIES AT VALUE IS $300,000,$0, $578,981, $808,926,
$1,798,311, $1,226,060, $1,423,892, $2,129,164, $1,442,006, AND $2,503,877,
RESPECTIVELY.

See Notes to Financial Statements.

                                                    HEALTH                                   PRECIOUS
                                                      CARE      INTERNET       LEISURE         METALS
                                                      FUND          FUND          FUND           FUND
                                               -----------   -----------   -----------   ------------
ASSETS
Securities at Value *(Notes 1 & 2) - See
  Accompanying Schedules                       $   953,898   $   904,764   $   801,537   $    894,644
Receivable for Securities Sold (Note 1)            178,350        67,464        77,767         17,427
Investment Income Receivable                         1,445             3            37            663
Receivable from Custodian                           10,000         4,389         4,234          1,651
Receivable for Shares Purchased                      9,176            --            25             75
Unamortized Organization Costs (Note 1)                 --            --            --          8,175
Other Assets                                            --            --            13          4,048
                                               -----------   -----------   -----------   ------------
  TOTAL ASSETS                                   1,152,869       976,620       883,613        926,683
                                               -----------   -----------   -----------   ------------
LIABILITIES
Payable for Securities Purchased(Note1)                 --            --            --             --
Payable for Shares Redeemed                        198,026        82,815        79,203         40,566
Organizational Expense Payable to
  Advisor (Note 1)                                      --            --            --          8,263
Investment Advisory Fee Payable (Note 6)             1,013           701           315          1,411
Transfer Agent Fee Payable (Note 6)                    298           206            93            470
Service Fee Payable (Note 6)                           298           206            93            470
Other Liabilities                                    2,710         1,587           241            204
                                               -----------   -----------   -----------   ------------
  TOTAL LIABILITIES                                202,345        85,515        79,945         51,384
                                               -----------   -----------   -----------   ------------
NET ASSETS (NOTE 9)                            $   950,524   $   891,105   $   803,668   $    875,299
                                               ===========   ===========   ===========   ============
Shares Outstanding                                  39,909        56,529        44,438        179,817
Net Asset Value Per Share                      $     23.82   $     15.76   $     18.09   $       4.87

See Notes to Financial Statements.


                                       89

                                                      REAL                                      TELE-
                                                    ESTATE     RETAILING    TECHNOLOGY       COMMUNI-      TRANSPOR-     UTILITIES
                                                      FUND          FUND          FUND   CATIONS FUND    TATION FUND          FUND
                                               -----------   -----------   -----------   ------------    -----------    ----------
ASSETS
Securities at Value *(Notes 1 & 2) - See
  Accompanying Schedules                       $   161,688   $ 1,998,497   $ 1,205,830   $    398,452     $  520,676    $  898,199
Receivable for Securities Sold (Note 1)                 --            --            --             --         88,090            --
Investment Income Receivable                           741           467           694            291            780           860
Receivable from Custodian                              249         4,533        10,320          5,430          3,828         6,788
Receivable for Shares Purchased                         --       260,143        15,042        121,599            325       212,073
Unamortized Organization Costs (Note 1)                 --            --            --             --             --            --
Other Assets                                            --            --         3,226            573             --            --
                                               -----------   -----------   -----------   ------------     ----------    ----------
  TOTAL ASSETS                                     162,678     2,263,640     1,235,112        526,345        613,699     1,117,920
                                               -----------   -----------   -----------   ------------     ----------    ----------
LIABILITIES
Payable for Securities Purchased(Note1)                 --       256,511            --        118,005             --       208,434
Payable for Shares Redeemed                              6        10,404        10,132             --         90,437            --
Organizational Expense Payable to
  Advisor (Note 1)                                      --            --            --             --             --            --
Investment Advisory Fee Payable (Note 6)               106           742         2,017            415            369           335
Transfer Agent Fee Payable (Note 6)                     31           218           593            122            108            98
Service Fee Payable (Note 6)                            31           218           593            122            108           98
Other Liabilities                                       91         1,420         5,675            995            671           554
                                               -----------   -----------   -----------   ------------     ----------    ----------
  TOTAL LIABILITIES                                    265       269,513        19,010        119,659         91,693       209,519
                                               -----------   -----------   -----------   ------------     ----------    ----------
NET ASSETS (NOTE 9)                            $   162,413   $ 1,994,127   $ 1,216,102   $    406,686     $  522,006    $  908,401
                                               ===========   ===========   ===========   ============     ==========    ==========
Shares Outstanding                                   6,302        77,743        65,362         18,029         21,394        49,820
Net Asset Value Per Share                      $     25.77   $     25.65   $     18.61   $      22.56     $    24.40    $    18.23

* TOTAL COST OF SECURITIES AT VALUE IS $890,003, $831,460, $761,396, $662,656,
$160,271, $1,901,728, $1,101,601, $372,723, $463,096, AND $869,500,
RESPECTIVELY.

See Notes to Financial Statements.

                                                        U.S.
                                                  GOVERNMENT
                                                       MONEY
                                                      MARKET
                                                        FUND        NOVA FUND        URSA FUND         OTC FUND
                                               -------------    -------------    -------------    -------------
INVESTMENT INCOME
  Interest (Note 1)                            $   2,160,742    $   3,827,895    $     688,993    $     195,633
  Dividends,net of foreign tax
    withheld** (Note 1)                                   --           54,088               --          123,895
  Other Income                                           803              199              100             (233)
                                               -------------    -------------    -------------    -------------
    Total Income                                   2,161,545        3,882,182          689,093          319,295
                                               -------------    -------------    -------------    -------------

EXPENSES
  Advisory Fees (Note 6)                             295,000          717,757          165,170        1,725,272
  Transfer Agent Fees (Note 6)                       118,000          239,252           45,881          575,091
  Organizational Expenses (Note 1)                    28,846           38,279            8,400           94,676
  Servicing Fees (Note 6)                            147,500          239,252           45,881          575,091
  Custodian Fees                                      20,729           24,289            5,463          113,774
  Audit and Outside Services (Note 1)                 64,518           87,648           24,203          233,929
  Accounting Fees (Note 6)                            47,623           58,166           19,622          110,311
  Legal                                               12,439            5,288            4,896           29,849
  Shareholder Reporting Expense                       35,017           32,385           16,002          106,692
  Directors Fees Expenses (Note 12)                    5,340            2,257            1,839           13,135
  Miscellaneous                                      (75,162)         (54,025)          10,499         (243,418)
                                               -------------    -------------    -------------    -------------
    Total Expenses                                   699,850        1,390,548          347,856        3,334,402
      Less Expenses Waived by Advisor                     --               --               --               --
                                               -------------    -------------    -------------    -------------
    Net Expenses                                     699,850        1,390,548          347,856        3,334,402
                                               -------------    -------------    -------------    -------------
  Net Investment Income (Loss)                     1,461,695        2,491,634          341,237       (3,015,107)
                                               -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS (NOTE 1)
 Net Realized Gain (Loss) on:
  Investment Securities                                  890       (8,298,198)       1,061,176     (146,494,653)
  Futures Contracts                                       --      (42,882,649)       1,188,424      (10,707,857)
  Equity Index Swaps                                      --               --               --               --
                                               -------------    -------------    -------------    -------------
    Total Net Realized Gain (Loss)                       890      (51,180,847)       2,249,600     (157,202,510)
                                               -------------    -------------    -------------    -------------
 Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities                                   --        2,119,243         (238,152)      21,078,664
  Futures Contracts                                       --        9,404,321         (978,570)       3,840,115
  Equity Index Swaps                                      --               --               --               --
                                               -------------    -------------    -------------    -------------
       Net Change in Unrealized Appreciation
         (Depreciation)                                   --       11,523,564       (1,216,722)      24,918,779
                                               -------------    -------------    -------------    -------------
       Net Gain (Loss) on Investments                    890      (39,657,283)       1,032,878     (132,283,731)
                                               -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                              $   1,462,585    $ (37,165,649)   $   1,374,115    $(135,298,838)
                                               =============    =============    =============    =============

See Notes to Financial Statements.

                                       91

                                                                                                                          U.S.
                                             ARKTOS      TITAN 500   VELOCITY 100         MEDIUS         MEKROS     GOVERNMENT
                                              FUND*          FUND*          FUND*          FUND*          FUND*      BOND FUND
                                        -----------    -----------   ------------    -----------    -----------    -----------
INVESTMENT INCOME
  Interest (Note 1)                     $    66,786    $     1,795   $      4,058    $       444    $       276    $   261,463
  Dividends,net of foreign tax
    withheld** (Note 1)                          --             --            237          1,439          2,719             --
  Other Income                                   --             --             --             --             --             --
                                        -----------    -----------   ------------    -----------    -----------    -----------
    Total Income                             66,786          1,795          4,295          1,883          2,995        261,463
                                        -----------    -----------   ------------    -----------    -----------    -----------

EXPENSES
  Advisory Fees (Note 6)                     25,822          1,560          7,324          1,215          2,080         25,013
  Transfer Agent Fees (Note 6)                7,173            433          2,034            337            578         10,005
  Organizational Expenses (Note 1)               --             --             --             --             --          2,295
  Servicing Fees (Note 6)                     7,173            433          2,034            337            578         12,506
  Custodian Fees                              1,009             62            733            102            140          2,489
  Audit and Outside Services (Note 1)         7,058            529          3,418            558            871         18,847
  Accounting Fees (Note 6)                    2,052            155            403             70            140          5,104
  Legal                                          --             --             --             --             --          8,409
  Shareholder Reporting Expense               5,543            413          1,977            280            368         20,222
  Directors Fees Expenses (Note 12)             861             30            146             18             18          4,121
  Miscellaneous                               7,164            (25)          (498)           138            432          9,518
                                        -----------    -----------   ------------    -----------    -----------    -----------
    Total Expenses                           63,855          3,590         17,571          3,055          5,205        118,529
      Less Expenses Waived by Advisor            --             --             --             --             --        (18,000)
                                        -----------    -----------   ------------    -----------    -----------    -----------
     Net Expenses                            63,855          3,590         17,571          3,055          5,205        100,529
                                        -----------    -----------   ------------    -----------    -----------    -----------
  Net Investment Income (Loss)                2,931         (1,795)       (13,276)        (1,172)        (2,210)       160,934
                                        -----------    -----------   ------------    -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS (NOTE 1)
  Net Realized Gain (Loss) on:
   Investment Securities                     (8,173)       (35,263)       580,252         48,604          4,528       (590,722)
   Futures Contracts                     (1,813,044)        26,975        941,259         72,421          5,979       (203,728)
   Equity Index Swaps                       290,114             --             --             --             --             --
                                        -----------    -----------   ------------    -----------    -----------    -----------
     Total Net Realized Gain (Loss)      (1,531,103)        (8,288)     1,521,511        121,025         10,507       (794,450)
                                        -----------    -----------   ------------    -----------    -----------    -----------
   Net Change in Unrealized
     Appreciation
     (Depreciation) on:
     Investment Securities                     (675)        14,023        (41,520)        41,724         46,178        (23,252)
     Futures Contracts                        1,666          1,507         (4,596)         4,336          2,608         23,396
     Equity Index Swaps                     (43,606)            --             --             --             --             --
                                        -----------    -----------   ------------    -----------    -----------    -----------
        Net Change in Unrealized
          Appreciation
          (Depreciation)                    (42,615)        15,530        (46,116)        46,060         48,786            144
                                        -----------    -----------   ------------    -----------    -----------    -----------
        Net Gain (Loss) on               (1,573,718)         7,242      1,475,395        167,085         59,293       (794,306)
          Investments
                                        -----------    -----------   ------------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                       $(1,570,787)   $     5,447   $  1,462,119    $   165,913    $    57,083    $  (633,372)
                                        ===========    ===========   ============    ===========    ===========    ===========

*SINCE THE COMMENCEMENT OF OPERATIONS:MAY 21,2001 - ARKTOS FUND;OCTOBER 1,2001 - TITAN 500 FUND;VELOCITY 100 FUND,MEDIUS FUND,MEKROS FUND.

**NET OF FOREIGN TAX WITHHELD OF $0,$51,$0,$1,357,$0,$0,$0,$0,$0,AND
$0,RESPECTIVELY.

See Notes to Financial Statements.

                                                  LARGE-       LARGE-
                                                     CAP          CAP                     BASIC
                                                  EUROPE        JAPAN      BANKING    MATERIALS
                                                   FUND*        FUND*        FUND*        FUND*
                                               ---------    ---------    ---------    ---------

INVESTMENT INCOME
  Interest (Note 1)                            $   6,778    $   4,228    $     157    $     284
  Dividends,net of foreign tax
    withheld** (Note 1)                               --           --       21,925       21,355
  Other Income                                        --           --           --           --
                                               ---------    ---------    ---------    ---------
    Total Income                                   6,778        4,228       22,082       21,639
                                               ---------    ---------    ---------    ---------

EXPENSES
  Advisory Fees (Note 6)                           3,757        2,374        4,960        6,565
  Transfer Agent Fees (Note 6)                     1,044          659        1,459        1,931
  Servicing Fees (Note 6)                          1,044          659        1,459        1,931
  Custodian Fees                                     454          213        1,163        1,511
  Audit and Outside Services (Note 1)              2,107        1,145          717          952
  Accounting Fees (Note 6)                           329          160          507          698
  Directors Fees Expenses (Note 12)                  111           44          146          195
  Legal                                               --           --          525          710
  Shareholder Reporting Expense                    1,369          625          288          382
  Miscellaneous                                   (1,120)         (31)         370          179
                                               ---------    ---------    ---------    ---------
    Total Expenses                                 9,095        5,848       11,594       15,054
                                               ---------    ---------    ---------    ---------
Net Investment Income (Loss)                      (2,317)      (1,620)      10,488        6,585
                                               ---------    ---------    ---------    ---------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
  Investment Securities                               --           --     (171,096)    (306,485)
  Futures Contracts                               84,240       10,147           --           --
  Forward Foreign Exchange Contracts              (2,464)        (179)          --           --
  Foreign Currency                                (2,678)      (3,225)          --           --
  Equty Index  Swaps                              14,961      (10,903)          --           --
                                               ---------    ---------    ---------    ---------
    Total Net Realized Gain(Loss)                 94,059       (4,160)    (171,096)    (306,485)
                                               ---------    ---------    ---------    ---------
Net Change in Unrealized
  Appreciation (Depreciation) on
  Investment Securities                               --           --       42,201      107,448
  Futures Contracts                                3,471       (1,690)          --           --
  Forward Foriegn Exchange Contracts              (3,683)         (97)          --           --
  Foreign Currency                                (1,541)     (11,059)          --           --
  Equity Index Swaps                              30,978        5,931           --           --
                                               ---------    ---------    ---------    ---------
       Net Change in Unrealized Appreciation
       (Depreciation)                             29,225       (6,915)      42,201      107,448
                                               ---------    ---------    ---------    ---------
       Net Gain (Loss) on Investments            123,284      (11,075)    (128,895)    (199,037)
                                               ---------    ---------    ---------    ---------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                              $ 120,967    $ (12,695)   $(118,407)   $(192,452)
                                               =========    =========    =========    =========

See Notes to Financial Statements.


                                       93

                                                             CONSUMER                                 ENERGY    FINANCIAL
                                           BIOTECHNOLOGY     PRODUCTS  ELECTRONICS       ENERGY     SERVICES     SERVICES
                                                   FUND*        FUND*        FUND*        FUND*        FUND*        FUND*
                                           -------------    ---------  -----------    ---------    ---------    ---------
INVESTMENT INCOME
  Interest (Note 1)                        $         202    $     153  $        51    $     139    $     124    $      96
  Dividends,net of foreign tax
    withheld** (Note 1)                               24       14,967          402        8,389        2,887       11,051
  Other Income                                        --           --           --           --           --           29
                                           -------------    ---------  -----------    ---------    ---------    ---------
    Total Income                                     226       15,120          453        8,528        3,011       11,176
                                           -------------    ---------  -----------    ---------    ---------    ---------

EXPENSES
  Advisory Fees (Note 6)                           5,325        5,706        1,614        4,730        3,192        4,619
  Transfer Agent Fees (Note 6)                     1,566        1,678          475        1,387          939        1,359
  Servicing Fees (Note 6)                          1,566        1,678          475        1,395          939        1,359
  Custodian Fees                                     761        1,240          144        1,249          576          530
  Audit and Outside Services                         766        1,243          489          765          460          876
    (Note 1)
  Accounting Fees (Note 6)                           408          540           86          478          307          335
  Directors Fees Expenses (Note 12)                   74          165           24           64           56           37
  Legal                                              276          504           28          445          212          121
  Shareholder Reporting Expense                      265          736          256          268          176          287
  Miscellaneous                                    3,139          363          888          538          849        2,217
                                           -------------    ---------  -----------    ---------    ---------    ---------
    Total Expenses                                14,146       13,853        4,479       11,319        7,706       11,740
                                           -------------    ---------  -----------    ---------    ---------    ---------
Net Investment Income (Loss)                     (13,920)       1,267       (4,026)      (2,791)      (4,695)        (564)
                                           -------------    ---------  -----------    ---------    ---------    ---------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS (NOTE 1)
  Net Realized Gain (Loss) on:
  Investment Securities                         (229,939)     (63,223)     (88,115)    (286,764)     (81,066)     (57,114)
  Futures Contracts                                   --           --           --           --           --           --
  Forward Foreign Exchange                            --           --           --           --           --           --
    Contracts
  Foreign Currency                                    --           --           --           --           --           --
  Equty Index  Swaps                                  --           --           --           --           --           --
                                           -------------    ---------  -----------    ---------    ---------    ---------
    Total Net Realized Gain(Loss)               (229,939)     (63,223)     (88,115)    (286,764)     (81,066)     (57,114)
                                           -------------    ---------  -----------    ---------    ---------    ---------
  Net Change in Unrealized
    Appreciation (Depreciation) on
    Investment Securities                        152,993       84,760        6,212       55,617      117,320      108,011
    Futures Contracts                                 --           --           --           --           --           --
    Forward Foriegn Exchange                          --           --           --           --           --           --
       Contracts
    Foreign Currency                                  --           --           --           --           --           --
    Equity Index Swaps                                --           --           --           --           --           --
                                           -------------    ---------  -----------    ---------    ---------    ---------
     Net Change in Unrealized Appreciation
      (Depreciation)                             152,993       84,760        6,212       55,617      117,320      108,011
                                           -------------    ---------  -----------    ---------    ---------    ---------
       Net Gain (Loss) on Investments            (76,946)      21,537      (81,903)    (231,147)      36,254       50,897
                                           -------------    ---------  -----------    ---------    ---------    ---------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                          $     (90,866)   $  22,804  $   (85,929)   $(233,938)   $  31,559    $  50,333
                                           =============    =========  ===========    =========    =========    =========

*SINCE THE COMMENCEMENT OF OPERATIONS:OCTOBER 1,2001 - LARGE-CAP EUROPE FUND,LARGE-CAP JAPAN FUND;MAY 2,2001 - BANKING FUND,BASIC MATERIALS FUND,BIOTECHNOLOGY FUND;MAY 29,2001 - CONSUMER PRODUCTS FUND, ENERGY FUND;AUGUST 3,2001 - ELECTRONICS FUND;MAY 2,2001 ENERGY SERVICES FUND; JULY 20,2001 - FINANCIAL SERVICES FUND.

**NET OF FOREIGN TAX WITHHELD OF
$0,$0,$0,$233,$5,$2,$0,$176,$0,AND $0,RESPECTIVELY.

See Notes to Financial Statements.

                                           HEALTH                            PRECIOUS
                                             CARE   INTERNET    LEISURE        METALS
                                            FUND*      FUND*      FUND*          FUND
                                        ---------  ---------  ---------  ------------
INVESTMENT INCOME
  Interest (Note 1)                     $     116  $      76  $     119  $     1,694
  Dividends,net of foreign tax
    withheld** (Note 1)                     4,877         24      1,972       49,071
  Other Income                                 --         --         --         (662)
                                        ---------  ---------  ---------  ------------
  Total Income                              4,993        100      2,091       50,103
                                        ---------  ---------  ---------  ------------

EXPENSES
  Advisory Fees (Note 6)                    4,915      1,863      3,625       26,985
  Transfer Agent Fees (Note 6)              1,445        548      1,066        8,995
  Organizational Expenses (Note 1)             --         --         --        1,950
  Servicing Fees (Note 6)                   1,445        548      1,066        8,995
  Custodian Fees                              903        252        989        7,574
  Audit and Outside Services (Note 1)         884        292        569        8,139
  Accounting Fees (Note 6)                    457        135        384        3,633
  Directors Fees Expenses (Note 12)            67         22        134        1,446
  Legal                                       315         81        484        3,073
  Shareholder Reporting Expense               277         93        222        7,841
  Miscellaneous                             1,643      1,215       (138)         (23)
                                        ---------  ---------  ---------  ------------
    Total Expenses                         12,351      5,049      8,401       78,608
                                        ---------  ---------  ---------  ------------
Net Investment Income (Loss)               (7,358)    (4,949)    (6,310)     (28,505)
                                        ---------  ---------  ---------  ------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on
  Investment Securities                  (237,205)  (478,174)  (469,881)    (566,550)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments            63,895     73,304     40,141      (83,705)
                                        ---------  ---------  ---------  ------------
  Net Gain (Loss) on Investments         (173,310)  (404,870)  (429,740)    (650,255)
                                        ---------  ---------  ---------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                       $(180,668) $(409,819) $(436,050) $  (678,760)
                                        =========  =========  =========  ============

See Notes to Financial Statements.


                                       95

                                                                                TELECOM-       TRANS-
                                      REAL ESTATE    RETAILING   TECHNOLOGY  MUNICATIONS    PORTATION    UTILITIES
                                            FUND*        FUND*        FUND*        FUND*        FUND*        FUND*
                                      -----------    ---------   ----------  -----------    ---------    ---------
INVESTMENT INCOME
  Interest (Note 1)                   $         8    $      72   $      144  $        44    $      39    $      57
  Dividends,net of foreign tax
    withheld** (Note 1)                     2,349        1,170        1,682          878        1,811        8,106
  Other Income                                 --           --           --           --           --           --
                                      -----------    ---------   ----------  -----------    ---------    ---------
    Total Income                            2,357        1,242        1,826          922        1,850        8,163
                                      -----------    ---------   ----------  -----------    ---------    ---------

EXPENSES
  Advisory Fees (Note 6)                      250        1,815        5,957        1,216        1,248        1,906
  Transfer Agent Fees (Note 6)                 74          534        1,752          358          367          561
  Organizational Expenses (Note 1)             --           --           --           --           --           --
  Servicing Fees (Note 6)                      74          534        1,752          358          367          561
  Custodian Fees                               29          228          652          209          227          439
  Audit and Outside Services (Note 1)         149          390          862          275          215          274
  Accounting Fees (Note 6)                     17          126          462           96          102          183
  Directors Fees Expenses (Note 12)             8           16           43            8           24           51
  Legal                                        --           60          158           33           98          183
  Shareholder Reporting Expense                97          115          276           80           70          119
  Miscellaneous                               (23)         901        4,511          623          432          352
                                      -----------    ---------   ----------  -----------    ---------    ---------
  Total Expenses                              675        4,719       16,425        3,256        3,150        4,629
                                      -----------    ---------   ----------  -----------    ---------    ---------
Net Investment Income (Loss)                1,682       (3,477)     (14,599)      (2,334)      (1,300)       3,534
                                      -----------    ---------   ----------  -----------    ---------    ---------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on
  Investment Securities                     1,746       10,287       (5,347)     (85,597)     (56,977)    (163,802)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments             1,417       96,769      104,229       25,729       57,580       28,699
                                      -----------    ---------   ----------  -----------    ---------    ---------
  Net Gain (Loss) on Investments            3,163      107,056       98,882      (59,868)         603     (135,103)
                                      -----------    ---------   ----------  -----------    ---------    ---------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                     $     4,845    $ 103,579   $   84,283  $   (62,202)   $    (697)   $(131,569)
                                      ===========    =========   ==========  ===========    =========    =========

*SINCE THE COMMENCEMENT OF OPERATIONS:JUNE 19,2001 - HEALTH CARE FUND;MAY 24,2001 - INTERNET FUND;MAY 23,2001 - LEISURE FUND;OCTOBER 1,2001 - REAL ESTATE FUND;JULY 23,2001 - RETAILING FUND;MAY 2,2001 - TECHNOLOGY FUND;JULY 27,2001 - TELECOMMUNICATIONS FUND;JUNE 11,2001 - TRANSPORTATION FUND;MAY 2,2001 - UTILITIES FUND.

**NET OF FOREIGN TAX WITHHELD OF
$35,$1,$13,$2,417,$0,$0,$10,$0,$92,AND $0,RESPECTIVELY.

See Notes to Financial Statements.

                                                                U.S. GOVERNMENT
                                                               MONEY MARKET FUND
                                                          ----------------------------
                                                                  YEAR            YEAR
                                                                 ENDED           ENDED
                                                          DECEMBER 31,     DECEMBER 31,
                                                                 2001             2000
                                                          ------------    ------------
FROM OPERATIONS
  Net Investment Income (Loss)                            $  1,461,695    $  3,047,651
  Net Realized Gain (Loss) on Investments                          890            (666)
  Net Change in Unrealized Appreciation
   (Depreciation) on Investments                                    --              --
                                                          ------------    ------------
  Net Increase (Decrease) in Net Assets from Operations      1,462,585       3,046,985
                                                          ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:(NOTE 1)
  Net Investment Income                                     (1,461,686)     (3,047,660)

  Net Realized Capital Gains                                        --              --
NET INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS (NOTE 10)                              57,022,244     (59,902,709)
                                                          ------------    ------------
  Net Increase (Decrease) in Net Assets                     57,023,143     (59,903,384)
NET ASSETS--BEGINNING OF PERIOD                             39,492,326      99,395,710
                                                          ------------    ------------
NET ASSETS--END OF PERIOD                                 $ 96,515,469    $ 39,492,326
                                                          ============    ============

See Notes to Financial Statements.


                                       97

                                                                   NOVA FUND                    URSA FUND
                                                          ----------------------------  --------------------------
                                                                   YEAR           YEAR          YEAR          YEAR
                                                                  ENDED          ENDED         ENDED         ENDED
                                                           DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                   2001           2000          2001          2000
                                                          -------------   ------------  ------------  ------------
FROM OPERATIONS
  Net Investment Income (Loss)                            $   2,491,634  $   9,188,866     $ 341,237  $  1,297,972
  Net Realized Gain (Loss) on Investments                   (51,180,847)   (53,730,225)    2,249,600     4,776,915
  Net Change in Unrealized Appreciation
   (Depreciation) on Investments                             11,523,564    (14,131,525)   (1,216,722)    2,037,873
                                                          -------------   ------------  ------------  ------------
  Net Increase (Decrease) in Net Assets from Operations     (37,165,649)   (58,672,884)    1,374,115     8,112,760
                                                          -------------   ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:(NOTE 1)
  Net Investment Income                                      (9,227,775)    (1,799,917)   (1,303,415)   (1,078,946)
  Net Realized Capital Gains                                         --    (13,851,684)           --            --

NET INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS (NOTE 10)                              (70,783,394)   159,520,580   (12,902,305)   (7,515,328)
                                                          -------------   ------------  ------------  ------------
  Net Increase (Decrease) in Net Assets                    (117,176,818)    85,196,095   (12,831,605)     (481,514)
NET ASSETS--BEGINNING OF PERIOD                             178,118,242     92,922,147    31,828,800    32,310,314
                                                          -------------   ------------  ------------  ------------
NET ASSETS--END OF PERIOD                                 $  60,941,424  $ 178,118,242  $ 18,997,195  $ 31,828,800
                                                          =============  =============  ============  ============

                                                                        OTC FUND
                                                          ------------------------------
                                                                   YEAR             YEAR
                                                                  ENDED            ENDED
                                                           DECEMBER 31,     DECEMBER 31,
                                                                   2001             2000
                                                          -------------    -------------
FROM OPERATIONS
  Net Investment Income (Loss)                            $  (3,015,107)   $  (7,298,821)
  Net Realized Gain (Loss) on Investments                  (157,202,510)    (207,487,251)
  Net Change in Unrealized Appreciation
   (Depreciation) on Investments                             24,918,779     (119,450,950)
                                                          -------------    -------------
  Net Increase (Decrease) in Net Assets from Operations    (135,298,838)    (334,237,022)
                                                          -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:(NOTE 1)
  Net Investment Income                                              --               --
  Net Realized Capital Gains                                         --      (29,005,146)

NET INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS (NOTE 10)                             (120,756,015)     410,458,380
                                                          -------------    -------------
  Net Increase (Decrease) in Net Assets                    (256,054,853)      47,216,212
NET ASSETS--BEGINNING OF PERIOD                             420,673,737      373,457,525
                                                          -------------    -------------
NET ASSETS--END OF PERIOD                                 $ 164,618,884    $ 420,673,737
                                                          =============    =============

                                                                                    TITAN 500
                                                                 ARKTOS FUND             FUND
                                                                 -----------     ------------
                                                                      PERIOD           PERIOD
                                                                       ENDED            ENDED
                                                                DECEMBER 31,     DECEMBER 31,
                                                                       2001*            2001*
                                                                ------------     ------------
FROM OPERATIONS
  Net Investment Income (Loss)                                    $    2,931         $ (1,795)
  Net Realized Gain (Loss) on Investments                         (1,531,103)          (8,288)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                                    (42,615)          15,530
                                                                  ----------         --------
  Net Increase (Decrease) in Net Assets from Operations           (1,570,787)           5,447
                                                                  ----------         --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:(NOTE 1)
  Net Investment Income                                                   --               --
  Net Realized Capital Gains                                              --               --

NET INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS (NOTE 10)                                     7,525,571          305,544
                                                                  ----------         --------
  Net Increase (Decrease) in Net Assets                            5,954,784          310,991
NET ASSETS--BEGINNING OF PERIOD                                           --               --
NET ASSETS--END OF PERIOD                                         $5,954,784         $310,991
                                                                  ==========         ========

See Notes to Financial Statements.


                                       99

                                                                    VELOCITY
                                                                    100 FUND        MEDIUS FUND      MEKROS FUND
                                                                  ----------        -----------      -----------
                                                                      PERIOD             PERIOD           PERIOD
                                                                       ENDED              ENDED            ENDED
                                                                DECEMBER 31,       DECEMBER 31,     DECEMBER 31,
                                                                       2001*              2001*            2001*
                                                                ------------       ------------     ------------
FROM OPERATIONS
  Net Investment Income (Loss)                                    $  (13,276)        $   (1,172)      $   (2,210)
  Net Realized Gain (Loss) on Investments                          1,521,511            121,025           10,507
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                                    (46,116)            46,060           48,786
                                                                  ----------         ----------       ----------
  Net Increase (Decrease) in Net Assets from Operations            1,462,119            165,913           57,083
                                                                  ----------         ----------       ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:(NOTE 1)
  Net Investment Income                                                   --                 --               --
  Net Realized Capital Gains                                              --            (11,313)         (11,994)

NET INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS (NOTE 10)                                      (984,702)           599,412        8,478,984
                                                                  ----------         ----------       ----------
  Net Increase (Decrease) in Net Assets                              477,417            754,012        8,524,073
NET ASSETS--BEGINNING OF PERIOD                                           --                 --               --
                                                                  ----------         ----------       ----------
NET ASSETS--END OF PERIOD                                         $  477,417         $  754,012       $8,524,073
                                                                  ==========         ==========       ==========

                                                                                                       LARGE-CAP
                                                                      U.S.GOVERNMENT BOND FUND       EUROPE FUND
                                                                  ------------------------------     -----------
                                                                        YEAR                YEAR          PERIOD
                                                                       ENDED               ENDED           ENDED
                                                                DECEMBER 31,        DECEMBER 31,    DECEMBER 31,
                                                                        2001                2000           2001*
                                                                ------------        ------------    ------------
FROM OPERATIONS
  Net Investment Income (Loss)                                    $  160,934         $    77,007      $   (2,317)
  Net Realized Gain (Loss) on Investments                           (794,450)            140,032          94,059
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                                        144             105,794          29,225
                                                                  ----------         -----------      ----------
  Net Increase (Decrease) in Net Assets from Operations             (633,372)            322,833         120,967
                                                                  ----------         -----------      ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:(NOTE 1)
  Net Investment Income                                             (160,924)            (77,017)             --
  Net Realized Capital Gains                                              --                  --              --

NET INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS (NOTE 10)                                       304,055           3,629,708       1,201,118
                                                                  ----------         -----------      ----------
  Net Increase (Decrease) in Net Assets                             (490,241)          3,875,524       1,322,085
NET ASSETS--BEGINNING OF PERIOD                                    5,011,257           1,135,733              --
                                                                  ----------         -----------      ----------
NET ASSETS--END OF PERIOD                                         $4,521,016         $ 5,011,257      $1,322,085
                                                                  ==========         ===========      ==========

* Since the commencement of Operations:May 21,2001--Arktos Mekros Fund, and Fund;October 1,2001--Titan Fund,Velocity Fund,Medius Fund, Large-Cap Europe Fund.

See Notes to Financial Statements.

                                                                   LARGE-CAP
                                                                  JAPAN FUND        BANKING FUND
                                                                  ----------        ------------
                                                                      PERIOD              PERIOD
                                                                       ENDED               ENDED
                                                                DECEMBER 31,        DECEMBER 31,
                                                                       2001*               2001*
                                                                ------------        ------------
FROM OPERATIONS
  Net Investment Income (Loss)                                    $   (1,620)        $    10,488
  Net Realized Gain (Loss) on Investments                             (4,160)           (171,096)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                                     (6,915)             42,201
                                                                  ----------         -----------
  Net Increase (Decrease) in Net Assets from Operations              (12,695)           (118,407)
                                                                  ----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:(NOTE 1)
  Net Investment Income                                                   --                  --
  Net Realized Capital Gains                                              --                  --

NET INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS (NOTE 10)                                       655,450             748,348
  Net Increase (Decrease) in Net Assets                              642,755             629,941
NET ASSETS--BEGINNING OF PERIOD                                            -                   -
                                                                  ----------         -----------
NET ASSETS--END OF PERIOD                                         $  642,755         $   629,941
                                                                  ==========         ===========

See Notes to Financial Statements.


                                      101

                                                                                                        CONSUMER
                                                                       BASIC            BIOTECH-        PRODUCTS
                                                              MATERIALS FUND         NOLOGY FUND            FUND
                                                              --------------         -----------        --------
                                                                      PERIOD              PERIOD          PERIOD
                                                                       ENDED               ENDED           ENDED
                                                                DECEMBER 31,        DECEMBER 31,    DECEMBER 31,
                                                                       2001*               2001*           2001*
                                                              --------------        ------------    ------------
FROM OPERATIONS
  Net Investment Income (Loss)                                    $    6,585        $    (13,920)     $    1,267
  Net Realized Gain (Loss) on Investments                           (306,485)           (229,939)        (63,223)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                                    107,448             152,993          84,760
                                                                  ----------        ------------      ----------
  Net Increase (Decrease) in Net Assets from Operations             (192,452)            (90,866)         22,804
                                                                  ----------        ------------      ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:(NOTE 1)
  Net Investment Income                                                   --                  --              --
  Net Realized Capital Gains                                              --                  --              --

NET INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS (NOTE 10)                                     1,121,370          2,049,899        1,282,061
                                                                  ----------        ------------      ----------
  Net Increase (Decrease) in Net Assets                              928,918           1,959,033       1,304,865
NET ASSETS--BEGINNING OF PERIOD                                           --                  --              --
                                                                  ----------        ------------      ----------
NET ASSETS--END OF PERIOD                                         $  928,918        $  1,959,033      $1,304,865
                                                                  ==========        ============      ==========

                                                                                                          ENERGY
                                                                 ELECTRONICS                            SERVICES
                                                                        FUND         ENERGY FUND            FUND
                                                                 -----------        ------------      ----------
                                                                      PERIOD              PERIOD          PERIOD
                                                                       ENDED               ENDED           ENDED
                                                                DECEMBER 31,        DECEMBER 31,    DECEMBER 31,
                                                                       2001*               2001*           2001*
                                                                ------------        ------------    ------------
FROM OPERATIONS
  Net Investment Income (Loss)                                    $   (4,026)       $     (2,791)     $   (4,695)
  Net Realized Gain (Loss) on Investments                            (88,115)           (286,764)        (81,066)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                                      6,212              55,617         117,320
                                                                  ----------        ------------      ----------
  Net Increase (Decrease) in Net Assets from Operations              (85,929)           (233,938)         31,559
                                                                 -----------        ------------      ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:(NOTE 1)
  Net Investment Income                                                   --                  --              --
  Net Realized Capital Gains                                              --                  --              --

NET INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS (NOTE 10)                                     1,508,494           2,410,982       1,518,996
                                                                  ---------         ------------      ----------
  Net Increase (Decrease) in Net Assets                            1,422,565           2,177,044       1,550,555
NET ASSETS--BEGINNING OF PERIOD                                           --                  --              --
                                                                  ---------         ------------      ----------
NET ASSETS--END OF PERIOD                                         $1,422,565        $  2,177,044      $1,550,555
                                                                  ==========        ============      ==========

* Since the commencement of Operations:May 2,2001--Banking Fund, Basic Materials Fund, Biotechnology Fund, and Energy Services Fund; May 29,2001--Consumer Products Fund and Energy Fund;August 3,2001--Electronics Fund;October 1,2001-- Large-Cap Japan Fund.

See Notes to Financial Statements.

                                                          FINANCIAL           HEALTH
                                                      SERVICES FUND        CARE FUND
                                                      -------------    -------------
                                                             PERIOD           PERIOD
                                                              ENDED            ENDED
                                                       DECEMBER 31,     DECEMBER 31,
                                                              2001*            2001*
                                                       ------------    -------------
FROM OPERATIONS
 Net Investment Income (Loss)                          $       (564)   $      (7,358)
 Net Realized Gain (Loss) on Investments                    (57,114)        (237,205)
 Net Change in Unrealized Appreciation
 (Depreciation) on Investments                              108,011           63,895
                                                       ------------    -------------
 Net Increase (Decrease) in Net Assets from
 Operations                                                  50,333         (180,668)
                                                       ------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:(NOTE 1)
 Net Investment Income                                           --               --
 Net Realized Capital Gains                                      --               --

NET INCREASE (DECREASE) IN NET ASSETS FROM
SHARE TRANSACTIONS (NOTE 10)                              2,557,102        1,131,192
                                                       ------------    -------------
 Net Increase (Decrease) in Net Assets                    2,607,435          950,524
NET ASSETS--BEGINNING OF PERIOD                                  --               --
                                                       ------------    -------------
NET ASSETS--END OF PERIOD                              $  2,607,435    $     950,524
                                                       ============    =============

See Notes to Financial Statements.


                                      103


                                                                                                                            REAL
                                                 INTERNET FUND    LEISURE FUND        PRECIOUS METALS FUND           ESTATE FUND
                                                 -------------    ------------     -----------------------------    ------------
                                                        PERIOD          PERIOD             YEAR             YEAR          PERIOD
                                                         ENDED           ENDED            ENDED            ENDED           ENDED
                                                  DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                         2001*           2001*             2001            2000            2001*
                                                 -------------    ------------     ------------     ------------    ------------
FROM OPERATIONS
 Net Investment Income (Loss)                    $      (4,949)   $     (6,310)    $    (28,505)    $    (55,755)   $      1,682
 Net Realized Gain (Loss) on Investments              (478,174)       (469,881)        (566,550)      (1,218,358)          1,746
 Net Change in Unrealized Appreciation
 (Depreciation) on Investments                          73,304          40,141          (83,705)          62,503           1,417
                                                 -------------    ------------     ------------     ------------    ------------
 Net Increase (Decrease) in Net Assets from
  Operations                                          (409,819)       (436,050)        (678,760)      (1,211,610)          4,845
                                                 -------------    ------------     ------------     ------------    ------------


DISTRIBUTIONS TO SHAREHOLDERS FROM:(NOTE 1)
 Net Investment Income                                      --              --               --               --          (1,578)
 Net Realized Capital Gains                                 --              --               --               --              --

NET INCREASE (DECREASE) IN NET ASSETS FROM
 SHARE TRANSACTIONS (NOTE 10)                        1,300,924       1,239,718      (1,846,084)       (2,380,199)        159,146
                                                 -------------    ------------     ------------     ------------    ------------
 Net Increase (Decrease) in Net Assets                 891,105         803,668      (2,524,844)       (3,591,809)        162,413
NET ASSETS--BEGINNING OF PERIOD                             --              --        3,400,143        6,991,952              --
                                                 -------------    ------------     ------------     ------------    ------------
NET ASSETS--END OF PERIOD                        $     891,105    $    803,668     $    875,299     $  3,400,143    $    162,413
                                                 =============    ============     ============     ============    ============

                                                    RETAILING
                                                         FUND
                                                 ------------
                                                       PERIOD
                                                        ENDED
                                                 DECEMBER 31,
                                                        2001*
                                                 ------------
FROM OPERATIONS
 Net Investment Income (Loss)                    $     (3,477)
 Net Realized Gain (Loss) on Investments               10,287
 Net Change in Unrealized Appreciation
 (Depreciation) on Investments                         96,769
                                                 ------------
 Net Increase (Decrease) in Net Assets from
  Operations                                          103,579
                                                 ------------


DISTRIBUTIONS TO SHAREHOLDERS FROM:(NOTE 1)
 Net Investment Income                                     --
 Net Realized Capital Gains                                --

NET INCREASE (DECREASE) IN NET ASSETS FROM
 SHARE TRANSACTIONS (NOTE 10)                       1,890,548
                                                 ------------
 Net Increase (Decrease) in Net Assets              1,994,127
NET ASSETS--BEGINNING OF PERIOD                            --
                                                 ------------
NET ASSETS--END OF PERIOD                        $  1,994,127
                                                 ============

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 22, 2001--LEISURE FUND;MAY 24, 2001--INTERNET FUND; JUNE 19, 2001--HEALTH CARE FUND;
  JULY 20, 2001--FINANCIAL SERVICES FUND; JULY 23, 2001--RETAILING FUND; OCTOBER 1, 2001--REAL ESTATE FUND.

See Notes to Financial Statements.

                                                   TECHNOLOGY      TELECOMMUNICATIONS
                                                         FUND                    FUND
                                                 ------------      ------------------
                                                       PERIOD                  PERIOD
                                                        ENDED                   ENDED
                                                 DECEMBER 31,            DECEMBER 31,
                                                        2001*                   2001*
                                                 ------------      ------------------
FROM OPERATIONS
 Net Investment Income (Loss)                    $    (14,599)     $           (2,334)
 Net Realized Loss on Investments                      (5,347)                (85,597)
 Net Change in Unrealized Appreciation on
  Investments                                         104,229                  25,729
                                                 ------------      ------------------
 Net Increase (Decrease) in Net Assets from
  Operations                                           84,283                 (62,202)
                                                 ------------      ------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:(NOTE 1)
 Net Investment Income                                     --                      --
 Net Realized Capital Gains                                --                      --

NET INCREASE (DECREASE) IN NET ASSETS FROM
 SHARE TRANSACTIONS (NOTE 10)                       1,131,819                 468,888
                                                 ------------      ------------------
 Net Increase in Net Assets                         1,216,102                 406,686
NET ASSETS--BEGINNING OF PERIOD                            --                      --
                                                 ------------      ------------------
NET ASSETS--END OF YEAR                          $  1,216,102      $          406,686
                                                 ============      ==================

See Notes to Financial Statements.


                                      105

                                               TRANSPORTATION         UTILITIES
                                                         FUND              FUND
                                               --------------      -------------
                                                       PERIOD            PERIOD
                                                        ENDED             ENDED
                                                 DECEMBER 31,      DECEMBER 31,
                                                        2001*             2001*
                                               --------------      -------------
FROM OPERATIONS
 Net Investment Income (Loss)                  $       (1,300)     $       3,534
 Net Realized Loss on Investments                     (56,977)          (163,802)
 Net Change in Unrealized Appreciation on
  Investments                                          57,580             28,699
                                               --------------      -------------
Net Increase (Decrease) in Net Assets from
  Operations                                             (697)          (131,569)
                                               --------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:(NOTE 1)
 Net Investment Income                                     --                 --
 Net Realized Capital Gains                                --                 --

NET INCREASE (DECREASE) IN NET ASSETS FROM
 SHARE TRANSACTIONS (NOTE 10)                         522,703          1,039,970
                                               --------------      -------------
 Net Increase in Net Assets                           522,006            908,401
NET ASSETS--BEGINNING OF PERIOD                            --                 --
                                               --------------      -------------
NET ASSETS--END OF YEAR                        $      522,006      $     908,401
                                               ==============      =============

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--TECHNOLOGY
  FUND AND UTILITIES FUND; JUNE 11, 2001--TRANSPORTATION FUND;
  JULY 27, 2001--TELECOMMUNICATIONS FUND.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                  U.S.GOVERNMENT MONEY MARKET FUND
                                                  --------------------------------
                                                          YEAR                YEAR
                                                         ENDED               ENDED
                                                  DECEMBER 31,        DECEMBER 31,
                                                          2001                2000
                                                  ------------        ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD              $       1.00        $       1.00
                                                  ------------        ------------
 Net Investment Income+                                    .03                 .05
 Net Realized and Unrealized Gains on Securities            --                  --
                                                  ------------        ------------
 Net Increase in Net Asset Value
  Resulting from Operations                                .03                 .05

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net Investment Income                                    (.03)               (.05)
 Adjustment due to Reorganization (Note 1)                  --                  --
                                                  ------------        ------------
 Net Increase (Decrease) in Net Asset Value                 --                  --
                                                  ------------        ------------
NET ASSET VALUE--END OF PERIOD                    $       1.00        $       1.00
                                                  ============        ============
TOTAL INVESTMENT RETURN                                  2.77%                5.20%

RATIOS TO AVERAGE NET ASSETS:
 Gross Expenses                                           1.19%               1.14%
 Net Expenses                                             1.19%               1.14%
 Net Investment Income                                    2.48%               4.99%

SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***                                 --                  --
 Net Assets, End of Period (000's omitted)        $     96,515       $     39,492


                                      107

                                                               U.S.GOVERNMENT MONEY MARKET FUND
                                                       ------------------------------------------------
                                                               YEAR           YEAR               PERIOD
                                                              ENDED          ENDED                ENDED
                                                       DECEMBER 31,   DECEMBER 31,         DECEMBER 31,
                                                               1999           1998                1997*
                                                       ------------   ------------         ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                   $       1.00   $      10.32         $      10.00
                                                       ------------   ------------         ------------
 Net Investment Income+                                         .04            .08                  .31
 Net Realized and Unrealized Gains on Securities                 --             --                  .01
                                                       ------------   ------------         ------------
 Net Increase in Net Asset Value
  Resulting from Operations                                     .04            .08                  .32

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net Investment Income                                         (.04)          (.01)                  --
 Adjustment due to Reorganization (Note 1)                       --          (9.39)                  --
                                                       ------------   ------------         ------------
 Net Increase (Decrease) in Net Asset Value                      --          (9.32)                 .32
                                                       ------------   ------------         ------------
NET ASSET VALUE--END OF PERIOD                         $       1.00   $       1.00         $      10.32
                                                       ============   ============         ============
TOTAL INVESTMENT RETURN                                        3.92%          2.22%                 N/A

RATIOS TO AVERAGE NET ASSETS:
 Gross Expenses                                                1.39%          2.99%                6.82%**
 Net Expenses                                                  1.39%          2.67%                2.20%**
 Net Investment Income                                         3.64%          2.61%                3.34%**

SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***                                      --             --                   --
 Net Assets,End of Period (000's omitted)              $     99,396   $     40,971         $     17,903

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 7, 1997
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                            NOVA FUND
                                                   ---------------------------
                                                           YEAR            YEAR
                                                          ENDED           ENDED
                                                   DECEMBER 31,    DECEMBER 31,
                                                           2001            2000
                                                   ------------    -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD               $      13.88    $       18.57
                                                   ------------    -------------
 Net Investment Income+                                     .30              .74
 Net Realized and Unrealized Gains (Losses)
   on Securities                                          (3.81)           (4.16)
                                                   ------------    -------------
 Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                              (3.51)           (3.42)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net Investment Income                                    (1.70)            (.15)
 Net Realized Capital Gains                                  --            (1.12)
                                                   ------------    -------------
 Net Increase (Decrease) in Net Asset Value               (5.21)           (4.69)
                                                   ------------    -------------
NET ASSET VALUE--END OF PERIOD                    $        8.67    $       13.88
                                                   ============    =============
TOTAL INVESTMENT RETURN                                  (23.58)%         (20.30)%

RATIOS TO AVERAGE NET ASSETS:
 Gross Expenses                                            1.45%            1.42%
 Net Expenses                                              1.45%            1.42%
 Net Investment Income                                     2.61%            4.45%

SUPPLEMENTRY DATA:
 Portfolio Turnover Rate***                                  --               --
 Net Assets,End of Period (000's omitted)          $     60,941    $     178,118


                                      109

                                                                           NOVA FUND
                                                          ------------------------------------------------
                                                                  YEAR           YEAR               PERIOD
                                                                 ENDED          ENDED                ENDED
                                                          DECEMBER 31,   DECEMBER 31,         DECEMBER 31,
                                                                  1999           1998                1997*
                                                          ------------   ------------         ------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                      $      15.88   $      12.21         $      10.00
                                                          ------------   ------------         ------------
 Net Investment Income+                                            .49            .04                  .07
 Net Realized and Unrealized Gains (Losses)
   on Securities                                                  3.10           3.63                 2.14
                                                          ------------   ------------         ------------
 Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                      3.59           3.67                 2.21

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net Investment Income                                            (.01)            --                   --
 Net Realized Capital Gains                                       (.89)            --                   --
                                                          ------------   ------------         ------------
 Net Increase (Decrease) in Net Asset Value                       2.69           3.67                 2.21
                                                          ------------   ------------         ------------
NET ASSET VALUE--END OF PERIOD                            $      18.57   $      15.88         $      12.21
                                                          ============   ============         ============

TOTAL INVESTMENT RETURN                                          23.28%         30.06%                 N/A

RATIOS TO AVERAGE NET ASSETS:
 Gross Expenses                                                   1.55%          3.26%                9.09%**
 Net Expenses                                                     1.55%          3.22%                2.80%**
 Net Investment Income                                            2.90%          0.27%                0.91%**

SUPPLEMENTRY DATA:
 Portfolio Turnover Rate***                                         --             --                  178%
 Net Assets,End of Period (000's omitted)                 $     92,922   $     29,258         $     10,448

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 7, 1997
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
      SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.


                                                              URSA FUND
                                                  ----------------------------------
                                                    YEAR ENDED            YEAR ENDED
                                                  DECEMBER 31,          DECEMBER 31,
                                                          2001                  2000
                                                  ------------          ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD              $       6.09          $       5.35
                                                  ------------          ------------
 Net Investment Income (Loss)++                            .12                   .22
 Net Realized and Unrealized Gains (Losses)
  on Securities                                            .88                   .70
                                                  ------------          ------------
 Net Increase (Decrease) in Net Assets Value
  Resulting from Operations                               1.00                   .92
                                                  ------------          ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net Investment Income                                    (.80)                 (.18)
 Net Realized Capital Gains                                 --                    --
                                                  ------------          ------------
 Net Increase (Decrease) in Net Asset Value                .20                   .74
                                                  ------------          ------------
NET ASSET VALUE--END OF PERIOD                    $       6.29          $       6.09
                                                  ============          ============

TOTAL INVESTMENT RETURN                                  14.99%                16.05%

RATIOS TO AVERAGE NET ASSETS:
 Gross Expenses                                           1.89%                 1.59%
 Net Expenses                                             1.89%                 1.59%
 Net Investment Income (Loss)                             1.85%                 4.02%

SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***                                 --                    --
 Net Assets,End of Period (000's omitted)         $     18,997          $     31,829

See Notes to Financial Statements.

                                                                                URSA FUND
                                               ---------------------------------------------------------------------------------
                                                 YEAR ENDED      YEAR ENDED       JUNE 10, 1997     MAY 24, 1997     MAY 7, 1997
                                               DECEMBER 31,    DECEMBER 31,     TO DECEMBER 31,       TO JUNE 3,      TO MAY 21,
                                                       1999            1998               1997+            1997+          1997+*
                                               ------------    ------------     ---------------     ------------     -----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD           $       6.30    $       8.07     $          9.36     $       9.57     $     10.00
                                               ------------    ------------     ---------------     ------------     -----------

Net Investment Income (Loss)++                          .20             .06                (.01)              --            (.04)
Net Realized and Unrealized Gains (Losses)
  on Securities                                       (1.15)          (1.83)              (1.28)             .01            (.33)
                                               ------------    ------------     ----------------    ------------     -----------

Net Increase (Decrease) in Net Assets Value
  Resulting from Operations                            (.95)          (1.77)              (1.29)             .01            (.37)
                                               ------------    ------------     ---------------     ------------     -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income                                    --              --                  --               --              --
Net Realized Capital Gains                               --              --                  --               --              --
                                               ------------    ------------     ---------------     ------------     -----------
Net Increase (Decrease) in Net Asset Value             (.95)          (1.77)              (1.29)             .01            (.37)
                                               ------------    ------------     ---------------     ------------     -----------

NET ASSET VALUE--END OF PERIOD                 $       5.35    $       6.30     $          8.07     $       9.58     $      9.63
                                               ============    ============     ===============     ============     ===========

TOTAL INVESTMENT RETURN                              (15.06)%        (21.93)%               N/A              N/A             N/A

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                         1.73%           3.76%               9.21%**         85.10%**        13.62%**
Net Expenses                                           1.73%           3.59%               2.90%**          2.90%**         2.90%**
Net Investment Income (Loss)                           3.34%           0.89%             (0.27)%**          2.76%**      (10.05)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                               --              --                  --               --              --
Net Assets, End of Period (000's omitted)      $     32,310    $      5,509     $         2,879     $         --     $        --

  + DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS
    WITH ZERO NET ASSETS. FINANCIAL HIGHLIGHTS ARE PRESENTED ONLY FOR PERIODS WITH NET ASSETS GREATER THAN ZERO.
 ++ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 7, 1997
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                         OTC FUND
                                               ----------------------------
                                                       YEAR            YEAR
                                                      ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,
                                                       2001            2000
                                               ------------    ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD           $      22.83    $      38.52
                                               ------------    ------------

Net Investment Loss+                                   (.23)           (.44)
Net Realized and Unrealized Gains (Losses)
  on Securities                                       (7.80)         (13.50)
                                               ------------    ------------
Net Increase (Decreases) in Net Asset Value
  Resulting from Operations                           (8.03)         (13.94)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income                                    --              --
Net Realized Capital Gains                               --           (1.75)
                                               ------------    ------------
Net Increase (Decrease) in Net Asset Value            (8.03)         (15.69)
                                               ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      14.80    $      22.83
                                               ============    ============

TOTAL INVESTMENT RETURN                              (35.17)%        (38.19)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                         1.45%           1.46%
Net Expenses                                           1.45%           1.46%
Net Investment Loss                                   (1.31)%         (1.23)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                              139%            324%
Net Assets, End of Period (000's omitted)      $    164,619    $    420,674

See Notes to Financial Statements.


                                       113

                                                                  OTC FUND
                                               ------------------------------------------------
                                                       YEAR            YEAR              PERIOD
                                                      ENDED           ENDED               ENDED
                                               DECEMBER 31,    DECEMBER 31,        DECEMBER 31,
                                                       1999            1998               1997*
                                               ------------    ------------     ---------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD           $      19.57    $      10.65     $         10.00
                                               ------------    ------------     ---------------

Net Investment Loss+                                   (.33)           (.40)               (.09)
Net Realized and Unrealized Gains (Losses)
  on Securities                                       19.88            9.32                 .74
                                               ------------    ------------     ---------------
Net Increase (Decreases) in Net Asset Value
  Resulting from Operations                           19.55            8.92                 .65

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income                                    --              --                  --
Net Realized Capital Gains                             (.60)             --                  --
                                               ------------    ------------     ---------------
Net Increase (Decrease) in Net Asset Value            18.95            8.92                 .65
                                               ------------    ------------     ---------------
NET ASSET VALUE--END OF PERIOD                 $      38.52    $      19.57     $         10.65
                                               ============    ============     ===============

TOTAL INVESTMENT RETURN                              101.32%          83.76%                N/A

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                         1.55%           2.96%               9.07%**
Net Expenses                                           1.55%           2.96%               2.80%**
Net Investment Loss                                   (1.24)%         (2.67)%             (1.22)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                              953%          1,077%                450%
Net Assets, End of Period (000's omitted)      $    373,458    $     22,038     $         2,367

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 7, 1997
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                ARKTOS FUND    TITAN 500 FUND
                                               ------------    --------------
                                                     PERIOD            PERIOD
                                                      ENDED             ENDED
                                               DECEMBER 31,      DECEMBER 31,
                                                      2001*             2001*
                                               ------------    --------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD           $      25.00    $        25.00
                                               ------------    --------------
Net Investment Income (Loss)+                           .03              (.25)
Net Realized and Unrealized Gains
  on Securities.                                       4.45              5.12
                                               ------------    --------------
Net Increase in Net Asset Value Resulting
  from Operations                                      4.48              4.87

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income                                    --                --
Net Realized Capital Gains                               --                --
                                               ------------    --------------
Net Increase in Net Asset Value                        4.48              4.87
                                               ------------    --------------
NET ASSET VALUE--END OF PERIOD                 $      29.48    $        29.87
                                               ============    ==============
TOTAL INVESTMENT RETURN                               17.92%            19.48%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses**                                       2.23%             2.22%
Net Expenses**                                         2.23%             2.22%
Net Investment Loss**                                  0.10%            (1.11)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                               --                --
Net Assets, End of Period (000's omitted).     $      5,955    $          311

See Notes to Financial Statements.


                                       115

                                                  VELOCITY 100 FUND        MEDIUS FUND       MEKROS FUND
                                                  -----------------        -----------       -----------
                                                             PERIOD             PERIOD            PERIOD
                                                              ENDED              ENDED             ENDED
                                                       DECEMBER 31,       DECEMBER 31,      DECEMBER 31,
                                                              2001*              2001*             2001*
                                                       ------------       ------------      ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                      $   25.00       $      25.00      $      25.00
                                                       ------------       ------------      ------------
Net Investment Income (Loss)+                                  (.59)              (.20)             (.31)
Net Realized and Unrealized Gains
  on Securities                                               14.56               6.88              7.56
                                                       ------------       ------------      ------------
Net Increase in Net Asset Value Resulting
  from Operations                                             13.97               6.68              7.25

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income                                            --                --                --
Net Realized Capital Gains                                       --               (.47)             (.34)
                                                       ------------       ------------      ------------
Net Increase in Net Asset Value                               13.97               6.21              6.91
                                                       ------------       ------------      ------------
NET ASSET VALUE--END OF PERIOD                            $   38.97       $      31.21      $      31.91
                                                       ============       ============      ============
TOTAL INVESTMENT RETURN                                       55.88%             26.67%            28.97%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses**                                               2.34%              2.27%             2.26%
Net Expenses**                                                 2.34%              2.27%             2.26%
Net Investment Loss**                                         (1.77)%            (0.87)%           (0.96)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                       --              3,707%              848%
Net Assets, End of Period (000's omitted)                 $     477       $        754      $      8,524

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 21, 200-ARKTOS FUND; OCTOBER 1, 2001-TITAN 500 FUND, VELOCITY 100 FUND, MEDIUS FUND, MEKROS FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                              U.S. GOVERNMENT BOND FUND
                                                    ----------------------------------------------
                                                      YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                            2001             2000             1999
                                                    ------------     ------------     ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                $      11.80     $      10.17     $      13.28
                                                    ------------     ------------     ------------
Net Investment Income++                                      .37              .38              .41
Net Realized and Unrealized Gains (Losses)
  on Securities                                             (.36)            1.63            (3.09)
                                                    ------------     ------------     ------------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                                  .01             2.01            (2.68)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income                                       (.37)            (.38)            (.43)
                                                    ------------     ------------     ------------
Net Increase (Decrease) in Net Asset Value                  (.36)            1.63            (3.11)
                                                    ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                      $      11.44     $      11.80     $      10.17
                                                    ============     ============     ============
TOTAL INVESTMENT RETURN                                     0.08%           20.16%          (20.45)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                              2.37%            1.89%            1.52%
Net Expenses                                                2.01%            1.89%            1.52%
Net Investment Income                                       3.22%            3.47%            3.55%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                 1,247%           1,505%           1,611%
Net Assets, End of Period (000's omitted)           $      4,521     $      5,011     $      1,136

See Notes to Financial Statements.


                                       117

                                                                           U.S. GOVERNMENT BOND FUND
                                            ---------------------------------------------------------------------------------
                                              YEAR ENDED   AUGUST 18, 1997    JULY 29, 1997    JUNE 24, 1997     MAY 29, 1997
                                            DECEMBER 31,   TO DECEMBER 31,    TO AUGUST 12,      TO JULY 14,       TO JUNE 5,
                                                    1998             1997+            1997+            1997+           1997+*
                                            ------------   ---------------    -------------    -------------     ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD        $      11.82      $      10.70       $    10.92        $   10.44        $   10.00
                                            ------------   ---------------    -------------    -------------     ------------
Net Investment Income++                              .24               .15              .02              .10               --
Net Realized and Unrealized Gains (Losses)
  on Securities                                     1.28               .97             (.38)             .13              .15
                                            ------------   ---------------    -------------    -------------     ------------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                         1.52              1.12             (.36)             .23              .15

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income                               (.06)               --               --               --               --
                                            ------------   ---------------    -------------    -------------     ------------
Net Increase (Decrease) in Net Asset Value          1.46              1.12             (.36)             .23              .15
                                            ------------   ---------------    -------------    -------------     ------------

NET ASSET VALUE--END OF PERIOD              $      13.28      $      11.82       $    10.56        $   10.67        $   10.15
                                            ============   ===============    =============    =============     ============
TOTAL INVESTMENT RETURN                            12.86%              N/A              N/A              N/A              N/A

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                      2.71%             8.47%**         49.63%**         12.68%**          5.43%**
Net Expenses                                        2.71%             2.40%**          2.40%**          2.40%**          2.40%**
Net Investment Income                               1.92%             3.49%**          3.80%**          7.94%**          1.86%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                         1,463%              761%              --               --               --
Net Assets, End of Period (000's omitted)   $      4,973      $        892       $       --        $      --        $      --

  + DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS
    WITH ZERO NET ASSETS. FINANCIAL HIGHLIGHTS ARE PRESENTED ONLY FOR PERIODS WITH NET ASSETS GREATER THAN ZERO.
 ++ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 29, 1997
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                LARGE-CAP         LARGE-CAP
                                              EUROPE FUND        JAPAN FUND
                                            -------------      ------------
                                                   PERIOD            PERIOD
                                                    ENDED             ENDED
                                             DECEMBER 31,      DECEMBER 31,
                                                    2001*             2001*
                                            -------------      ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD            $   25.00         $   25.00
                                            -------------      ------------
Net Investment Income (Loss)+                        (.16)             (.16)
Net Realized and Unrealized Gains (Losses)
  on Securities                                      3.17             (2.93)
                                            -------------      ------------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                          3.01             (3.09)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income                                  --                --
Net Realized Capital Gains                             --                --
                                            -------------      ------------
Net Increase (Decrease) in Net Asset Value           3.01             (3.09)
                                            -------------      ------------
NET ASSET VALUE--END OF PERIOD                  $   28.01         $   21.91
                                            =============      ============
TOTAL INVESTMENT RETURN                             12.04%           (12.36)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses**                                     2.17%             2.23%
Net Expenses**                                       2.17%             2.23%
Net Investment Loss**                               (0.55)%           (0.62)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                             --                --
Net Assets, End of Period (000's omitted)       $   1,322         $     643

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
  * SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 1, 2001-LARGE-CAP EUROPE FUND, LARGE-CAP JAPAN FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

This page intentionally left blank.

                                                                        BASIC
                                               BANKING FUND    MATERIALS FUND
                                               ------------    --------------
                                                     PERIOD            PERIOD
                                                      ENDED             ENDED
                                               DECEMBER 31,      DECEMBER 31,
                                                      2001*             2001*
                                               ------------    --------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD             $    25.00        $    25.00
                                               ------------    --------------
Net Investment Income (Loss)+                           .45               .22
Net Realized and Unrealized Gains (Losses)
  on Securities                                        (.24)            (1.01)
                                               ------------    --------------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                             .21              (.79)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income                                    --                --
Net Realized Capital Gains                               --                --
                                               ------------    --------------
Net Increase (Decrease) in Net Asset Value              .21              (.79)
                                               ------------    --------------
NET ASSET VALUE--END OF PERIOD                   $    25.21        $    24.21
                                               ============    ==============
TOTAL INVESTMENT RETURN                                0.84%            (3.16)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses**                                       1.99%             1.95%
Net Expenses**                                         1.99%             1.95%
Net Investment Gain (Loss)**                           1.80%             0.85%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                              605%              929%
Net Assets, End of Period (000's omitted)        $      630        $      929

See Notes to Financial Statements.


                                       121

                                                                         CONSUMER
                                            BIOTECHNOLOGY FUND      PRODUCTS FUND     ELECTRONICS FUND          ENERGY FUND
                                            ------------------      -------------     ----------------         ------------
                                                        PERIOD             PERIOD               PERIOD               PERIOD
                                                         ENDED              ENDED                ENDED                ENDED
                                                  DECEMBER 31,       DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
                                                         2001*              2001*                2001*                2001*
                                            ------------------      -------------     ----------------         ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                $    25.00         $    25.00         $      25.00         $      25.00
                                            ------------------      -------------     ----------------         ------------
Net Investment Income (Loss)+                             (.55)               .05                 (.43)                (.11)
Net Realized and Unrealized Gains (Losses)
  on Securities                                            .22                .27                (3.93)               (3.79)
                                            ------------------      -------------     ----------------         ------------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                               (.33)               .32                (4.36)               (3.90)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income                                       --                 --                   --                   --
Net Realized Capital Gains                                  --                 --                   --                   --
                                            ------------------      -------------     ----------------         ------------
Net Increase (Decrease) in Net Asset Value                (.33)               .32                (4.36)               (3.90)
                                            ------------------      -------------     ----------------         ------------
NET ASSET VALUE--END OF PERIOD                      $    24.67         $    25.32         $      20.64         $      21.10
                                            ==================      =============     ================         ============
TOTAL INVESTMENT RETURN                                  (1.32)%             1.28%              (17.44)%             (15.60)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses**                                          2.27%              2.07%                2.36%                2.05%
Net Expenses**                                            2.27%              2.07%                2.36%                2.05%
Net Investment Gain (Loss)**                             (2.24)%             0.19%               (2.13)%              (0.50)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                 720%               285%                 466%                 478%
Net Assets, End of Period (000's omitted)           $    1,959         $    1,305         $      1,423         $      2,177

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001-BANKING FUND, BASIC MATERIALS FUND, BIOTECHNOLOGY FUND; MAY 29, 2001-CONSUMER PRODUCTS FUND, ENERGY FUND; AUGUST 3, 2001-ELECTRONICS FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                       ENERGY           FINANCIAL
                                                SERVICES FUND       SERVICES FUND
                                                -------------       -------------
                                                       PERIOD              PERIOD
                                                        ENDED               ENDED
                                                 DECEMBER 31,        DECEMBER 31,
                                                        2001*               2001*
                                                 ------------        ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD             $      25.00        $      25.00
                                                 ------------        ------------
Net Investment Loss+                                     (.24)               (.02)
Net Realized and Unrealized Losses
  on Securities                                         (7.02)              (1.08)
                                                 ------------        ------------
Net Decrease in Net Asset Value
  Resulting from Operations                             (7.26)              (1.10)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income                                      --                  --
Net Realized Capital Gains                                 --                  --
                                                 ------------        ------------
Net Decrease in Net Asset Value                         (7.26)              (1.10)
                                                 ------------        ------------
NET ASSET VALUE--END OF PERIOD                   $      17.74        $      23.90
                                                 ============        ============
TOTAL INVESTMENT RETURN                                (29.04)%             (4.40)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses**                                         2.06%               2.19%
Net Expenses**                                           2.06%               2.19%
Net Investment Loss**                                   (1.26)%             (0.11)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                              3,182%                315%
Net Assets, End of Period (000's omitted)        $      1,551        $      2,607

See Notes to Financial Statements.


                                       123

                                           HEALTH CARE FUND    INTERNET FUND    LEISURE FUND
                                           ----------------    -------------    ------------
                                                     PERIOD           PERIOD          PERIOD
                                                      ENDED            ENDED           ENDED
                                               DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                      2001*            2001*           2001*
                                           ----------------    -------------    ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD             $    25.00     $      25.00      $    25.00
                                           ----------------    -------------    ------------
Net Investment Loss+                                   (.30)            (.37)           (.30)
Net Realized and Unrealized Losses
  on Securities                                        (.88)           (8.87)          (6.61)
                                           ----------------    -------------    ------------
Net Decrease in Net Asset Value
  Resulting from Operations                           (1.18)           (9.24)          (6.91)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income                                    --               --              --
Net Realized Capital Gains                               --               --              --
                                           ----------------    -------------    ------------
Net Decrease in Net Asset Value                       (1.18)           (9.24)          (6.91)
                                           ----------------    -------------    ------------
NET ASSET VALUE--END OF PERIOD                   $    23.82     $      15.76      $    18.09
                                           ================    =============    ============
TOTAL INVESTMENT RETURN                               (4.72)%         (36.96)%        (27.64)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses**                                       2.23%            2.33%           1.98%
Net Expenses**                                         2.23%            2.33%           1.98%
Net Investment Loss**                                 (1.33)%          (2.29)%         (1.49)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                              757%           2,341%            269%
Net Assets, End of Period (000's omitted)        $      951     $        891      $      804

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
  * SINCE COMMENCEMENT OF OPERATIONS: MAY 2, 2001-ENERGY SERVICES FUND; MAY 22, 2001-LEISURE FUND; MAY 24, 2001-INTERNET FUND; JUNE 19, 2001-HEALTH CARE FUND; JULY 20, 2001-FINANCIAL SERVICES FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                          PRECIOUS METALS FUND
                                                     ----------------------------
                                                             YEAR            YEAR
                                                            ENDED           ENDED
                                                     DECEMBER 31,    DECEMBER 31,
                                                             2001            2000
                                                     ------------    ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                   $     4.31    $       5.43
                                                     ------------    ------------
Net Investment Loss+                                         (.04)           (.07)
Net Realized and Unrealized Gains (Losses)
  on Securities                                               .60           (1.05)
                                                     ------------    ------------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                                   .56           (1.12)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income                                          --              --
Net Realized Capital Gains                                     --              --
                                                     ------------    ------------
Net Increase (Decrease) in Net Asset Value                    .56           (1.12)
                                                     ------------    ------------
NET ASSET VALUE--END OF PERIOD                         $     4.87    $       4.31
                                                     ============    ============
TOTAL INVESTMENT RETURN                                     12.99%         (20.63)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                               2.18%           2.04%
Net Expenses                                                 2.18%           2.04%
Net Investment Loss                                         (0.79)%         (1.45)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                    957%            965%
Net Assets, End of Period (000's omitted)              $      875    $      3,400

See Notes to Financial Statements.


                                       125

                                                           PRECIOUS METALS FUND
                                               ------------------------------------------
                                                       YEAR            YEAR        PERIOD
                                                      ENDED           ENDED         ENDED
                                               DECEMBER 31,    DECEMBER 31,  DECEMBER 31,
                                                       1999            1998         1997*
                                               ------------    ------------  ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD           $       5.81    $       7.02    $    10.00
                                               ------------    ------------  ------------
Net Investment Loss+                                   (.07)           (.16)         (.11)
Net Realized and Unrealized Gains (Losses)
  on Securities                                        (.14)          (1.05)        (2.87)
                                               ------------    ------------  ------------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                            (.21)          (1.21)        (2.98)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income                                    --              --            --
Net Realized Capital Gains                             (.17)             --            --
                                               ------------    ------------  ------------
Net Increase (Decrease) in Net Asset Value             (.38)          (1.21)        (2.98)
                                               ------------    ------------  ------------
NET ASSET VALUE--END OF PERIOD                 $       5.43    $       5.81    $     7.02
                                               ============    ============  ============
TOTAL INVESTMENT RETURN                               (3.58)%        (17.24)%         N/A

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses                                         2.17%           3.39%         9.76%**
Net Expenses                                           2.17%           3.23%         2.80%**
Net Investment Loss                                   (1.39)%         (2.31)%       (2.19)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                            1,239%          1,739%          914%
Net Assets, End of Period (000's omitted)      $      6,992    $      2,695    $      518

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 29, 1997
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                             REAL
                                                      ESTATE FUND      RETAILING FUND
                                                     ------------      --------------
                                                           PERIOD              PERIOD
                                                            ENDED               ENDED
                                                     DECEMBER 31,        DECEMBER 31,
                                                            2001*               2001*
                                                     ------------      --------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                   $    25.00        $      25.00
                                                     ------------      --------------
Net Investment Income (Loss)+                                1.44                (.38)
Net Realized and Unrealized Gains (Losses)
  on Securities                                              (.42)               1.03
                                                     ------------      --------------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                                  1.02                 .65

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income                                        (.25)                 --
Net Realized Capital Gains                                     --                  --
                                                     ------------      --------------
Net Increase (Decrease) in Net Asset Value                    .77                .65
                                                     ------------      --------------
NET ASSET VALUE--END OF PERIOD                         $    25.77        $      25.65
                                                     ============      ==============
TOTAL INVESTMENT RETURN                                      4.09%               2.60%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses**                                             2.31%               2.24%
Net Expenses**                                               2.31%               2.24%
Net Investment Income (Loss)**                               5.75%              (1.65)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                                     17%                740%
Net Assets, End of Period (000's omitted)              $      162        $      1,994

See Notes to Financial Statements.


                                       127

                                                                               TELE-
                                             TECHNOLOGY FUND     COMMUNICATIONS FUND   TRANSPORTATION FUND  UTILITIES FUND
                                             ---------------     -------------------   -------------------  --------------
                                                      PERIOD                  PERIOD                PERIOD          PERIOD
                                                       ENDED                   ENDED                 ENDED           ENDED
                                                DECEMBER 31,            DECEMBER 31,          DECEMBER 31,    DECEMBER 31,
                                                       2001*                   2001*                 2001*           2001*
                                             ---------------     -------------------   -------------------  --------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD            $      25.00            $      25.00            $    25.00    $      25.00
                                             ---------------     -------------------   -------------------  --------------
Net Investment Income (Loss)+                           (.39)                   (.36)                 (.20)            .33
Net Realized and Unrealized Gains (Losses)
  on Securities                                        (6.00)                  (2.08)                 (.40)          (7.10)
                                             ---------------     -------------------   -------------------  --------------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                            (6.39)                  (2.44)                 (.60)          (6.77)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income                                     --                      --                    --              --
Net Realized Capital Gains                                --                      --                    --              --
                                             ---------------     -------------------   -------------------  --------------
Net Increase (Decrease) in Net Asset Value             (6.39)                  (2.44)                 (.60)          (6.77)
                                             ---------------     -------------------   -------------------  --------------
NET ASSET VALUE--END OF PERIOD                  $      18.61            $      22.56            $    24.40    $      18.23
                                             ===============     ===================   ===================  ==============
TOTAL INVESTMENT RETURN                               (25.56)%                 (9.76)%               (2.40)%        (27.08)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses**                                        2.34%                   2.25%                 2.16%           2.08%
Net Expenses**                                          2.34%                   2.25%                 2.16%           2.08%
Net Investment Income (Loss)**                         (2.08)%                 (1.61)%               (0.89)%          1.59%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                               490%                  1,316%                  609%          1,040%
Net Assets, End of Period (000's omitted)       $      1,216               $     407             $     522       $     908

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001-TECHNOLOGY FUND, UTILITIES FUND; JUNE 11, 2001-TRANSPORTATION FUND; JULY 23, 2001-RETAILING FUND; JULY 27, 2001-TELECOMMUNICATIONS FUND; OCTOBER 1, 2001-REAL ESTATE FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Variable Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of shares. As of December 31, 2001, the Trust consisted of thirty operating Funds: the U.S. Government Money Market Fund, the Nova Fund, the Ursa Fund, the OTC Fund, the Arktos Fund, the Titan 500 Fund, the Velocity 100 Fund, the Medius Fund, the Mekros Fund, the U.S. Government Bond Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Banking Fund, the Basic Materials Fund, the Biotechnology Fund, the Consumer Products Fund, the Electronics Fund, the Energy Fund, the Energy Services Fund, the Financial Services Fund, the Health Care Fund, the Internet Fund, the Leisure Fund, the Precious Metals Fund, the Real Estate Fund, the Retailing Fund, the Technology Fund, the Telecommunications Fund, the Transportation Fund, and the Utilities Fund (collectively the "Funds"), and is managed by Rydex Global Advisors (the "Advisor"). Rydex Distributors, Inc. acts as principal underwriter for the Trust.

The Trust was organized on June 11, 1998 as a Delaware business trust. Effective November 2, 1998, the fund assets and liabilities of the Rydex Advisor Variable Annuity Account (the "Separate Account"), a segregated investment account of Conseco Variable Insurance Company (formerly Great American Reserve Insurance Company), were transferred to the Trust in exchange for shares of the Funds of the Trust (the "Separate Account Restructuring"). Shares of the Funds (full and fractional) were issued to corresponding subaccounts of the Separate Account. The value per share of each Fund was equivalent in value to the value of outstanding accumulation units of the corresponding subaccount. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

SECURITY VALUATION

Securities listed on an exchange are valued at the latest quoted sales price as of 4:00 P.M. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more securities dealers. The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on the trade date for financial reporting purposes and realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premium and accretion of discount, is accrued on a daily basis.

ORGANIZATION COSTS

Deferred organization costs, which totaled approximately $821,573, represent expenses incurred and paid on behalf of the Trust by the Advisor. These initial costs relate to the formation of the Trust and were allocated to the U.S. Government Money Market Fund, the Nova Fund, the Ursa Fund, the OTC Fund, the U.S. Government Bond Fund, and the Precious Metals Fund (collectively the "Original Funds") and are being amortized on a straight-line basis over a five-year period beginning with the commencement of operations. These amortized costs are then allocated to the Original Funds daily and reconciled and settled monthly between the Original Funds on the basis of the relative net assets of each of the Original Funds to the total net assets of the Original Funds. The monthly-amortized amount is reimbursed to the Advisor. An additional $35,000 of organization costs associated with the Separate Account Restructuring was incurred by the Original Funds and allocated to the Original Funds during the year ended December 31, 1998. These costs are being amortized over the remaining amortization period of the initial organization costs. At December 31, 2001, accrued organization costs payable by the Original Funds were $63,475.

DISTRIBUTIONS

Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets were not affected by this difference.

OPTIONS AND FUTURES

Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered into the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

SWAP AGREEMENTS

The Trust may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements may be used to obtain exposure to an equity or market without owning or taking physical custody of securities.

SHORT SALES

When the Trust engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Trust maintains a segregated account of the securities as collateral for the short sales. The Trust is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

FOREIGN CURRENCY

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

FORWARD CURRENCY CONTRACTS

The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, foreign-denominated investments, forward currency contracts and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

In conjunction with the use of options and futures, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending upon the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian, or the repurchase agreements allocated to each Fund.

Foreign-denominated investments and forward currency contracts may involve more risks than domestic transactions, including currency risk, political risk, economic risk, regulatory risk, and market risk. Risks also arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

The use of equity index swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.

The risks inherent in the use of options, futures contracts, options on futures contracts, foreign-denominated investments, forward currency contracts and swap agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, index, or futures contract; and 3) the possible absence of a liquid secondary market for any particular instrument at any time.

3. FEDERAL INCOME TAXES

The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and realized capital gains to its shareholders. Therefore, no Federal income tax provision is required.

4. USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

5. REPURCHASE AGREEMENTS

The Trust, which includes all thirty operating funds, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury obligations. The collateral is in the possession of the Trust's custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

The repurchase agreements that were executed and outstanding on December 31, 2001 are as follows:

COUNTERPARTY                 TERMS OF AGREEMENT    FACE VALUE    MARKET VALUE
------------                 ------------------    ----------    ------------
PaineWebber, Inc.              1.66% due 1/2/02   $23,000,000     $23,000,000
Salomon Smith Barney, Inc.     1.50% due 1/2/02    23,000,000      23,000,000
Fuji Securities                1.55% due 1/2/02     3,500,000       3,500,000
Lehman Brothers, Inc.          1.50% due 1/2/02     3,133,818       3,133,818
                                                                  -----------
                                                                  $52,633,818
                                                                  ===========

As of December 31, 2001, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                            RATE     PAR VALUE       MARKET VALUE
-------------                          ------   -----------       ------------
U.S. Treasury Bond                     11.625%  $19,171,000        $23,549,333
U.S. Treasury Note                       5.50%    3,390,000          3,572,213
U.S. Treasury Bills                        --    26,770,000         26,676,229
                                                                   -----------
                                                                   $53,797,775
                                                                   ===========

6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors, an affiliated entity, investment advisory fees calculated at an annual percentage rate of one-half of one percent (0.50%) of the average daily net assets of the U.S. Government Money Market Fund and the U.S. Government Bond Fund, three-quarters of one percent (0.75%) of the average daily net assets of the Nova Fund, the Precious Metals Fund, and the OTC Fund, eighty-five hundredths of one percent (0.85%) of the average daily net assets of the Banking Fund, the Basic Materials Fund, the Biotechnology Fund, the Consumer Products Fund, the Electronics Fund, the Energy Fund, the Energy Services Fund, the Financial Services Fund, the Health Care Fund, the Internet Fund, the Leisure Fund, the Real Estate Fund, the Retailing Fund, the Technology Fund, the Telecommunications Fund, the Transportation Fund, and the Utilities Fund, and nine-tenths of one percent (0.90%) of the average daily net assets of the Ursa Fund, the Arktos Fund, the Titan 500 Fund, the Velocity 100 Fund, the Medius Fund, the Mekros Fund, the Large-Cap Europe Fund, and the Large-Cap Japan Fund. Certain officers and trustees of the Trust are also officers and directors of the Advisor.

Rydex Fund Services Company, Inc. (the "Servicer"), an affiliated entity, provides transfer agent and administrative services to the Trust calculated at an annual percentage rate of two-tenths of one percent (0.20%) of the average daily net assets of the U.S. Government Money Market Fund and the U.S. Government Bond Fund; and at an annual percentage rate of one-quarter of one percent (0.25%) of the average daily net assets of the Nova Fund, the Ursa Fund, the OTC Fund, the Arktos Fund, the Titan 500 Fund, the Velocity 100 Fund, the Medius Fund, the Mekros Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Banking Fund, the Basic Materials Fund, the Biotechnology Fund, the Consumer Products Fund, the Electronics Fund, the Energy Fund, the Energy Services Fund, the Financial Services Fund, the Healthcare Fund, the Internet Fund, the Leisure Fund, the Precious Metals Fund, the Real Estate Fund, the Retailing Fund, the Technology Fund, the Telecommunications Fund, the Transportation Fund, and the Utilities Fund.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one-twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one-thirty-third of one percent (0.03%) on the average daily net assets over $750 million of each of the funds.

Certain officers and trustees of the trust are also officers and directors of the Servicer.

The Servicer also facilitates delivery of other necessary services to the Trust, such as accounting and auditing services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets or average net assets, as applicable.

The Trust has adopted an Investor Services Plan for which Rydex Distributors, Inc., an affiliated entity, and other firms that provide shareholder services ("Service Providers") may receive compensation. The Trust will pay fees to Rydex Distributors, Inc. at an annual rate not to exceed one-quarter of one percent (0.25%) of average daily net assets. Rydex Distributors, Inc., in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate it for shareholder services it performs.

7. SECURITIES TRANSACTIONS

During the year ended December 31, 2001, purchases and sales of investment securities, excluding short-term and temporary cash investments, were:

                            U.S.
                      GOVERNMENT
                           MONEY
                          MARKET           NOVA          URSA             OTC         ARKTOS
                            FUND           FUND          FUND            FUND          FUND*
                     -----------   ------------  ------------   -------------   ------------
Purchases             $       --    $37,647,277  $         --   $ 317,752,791   $         --
Sales                 $       --    $    42,570  $         --   $ 439,048,898   $         --

                                                                                        U.S.
                       TITAN 500   VELOCITY 100        MEDIUS          MEKROS     GOVERNMENT
                           FUND*          FUND*         FUND*           FUND*      BOND FUND
                     -----------   ------------  ------------   -------------   ------------
Purchases             $       --    $        --  $ 14,106,394   $  33,330,605   $ 43,393,002
Sales                 $       --    $        --  $ 13,570,451   $  25,075,836   $ 42,583,532

                       LARGE-CAP      LARGE-CAP                         BASIC       BIOTECH-
                          EUROPE          JAPAN       BANKING       MATERIALS         NOLOGY
                           FUND*          FUND*         FUND*           FUND*          FUND*
                     -----------   ------------  ------------   -------------   ------------
Purchases             $       --    $        --  $  7,306,231   $  12,195,717   $  8,927,808
Sales                 $       --    $        --  $  6,563,936   $  11,091,538   $  6,948,119

                        CONSUMER                                       ENERGY      FINANCIAL
                        PRODUCTS    ELECTRONICS        ENERGY        SERVICES       SERVICES
                           FUND*          FUND*         FUND*           FUND*          FUND*
                     -----------   ------------  ------------   -------------   ------------
Purchases             $4,477,506    $ 3,663,949  $  8,363,836   $  17,817,929   $  6,034,516
Sales                 $3,217,968    $ 2,196,081  $  5,995,361   $  16,326,746   $  3,542,276

                          HEALTH                                     PRECIOUS           REAL
                            CARE       INTERNET       LEISURE          METALS         ESTATE
                           FUND*          FUND*         FUND*            FUND          FUND*
                     -----------   ------------  ------------   -------------   ------------
Purchases             $9,283,996    $ 9,127,004  $  3,193,105   $  34,948,916   $    177,463
Sales                 $8,177,051    $ 7,853,097  $  1,980,812   $  36,777,059   $     20,581

                                                   TELECOMMU-          TRANS-
                       RETAILING     TECHNOLOGY     NICATIONS       PORTATION      UTILITIES
                           FUND*          FUND*         FUND*           FUND*          FUND*
                     -----------   ------------  ------------   -------------   ------------
Purchases             $5,846,651    $ 6,299,025  $  4,803,454   $   2,158,349   $  4,462,422
Sales                 $3,995,642    $ 5,214,820  $  4,345,978   $   1,650,106   $  3,439,850

* Since the commencement of Operations: May 2,2001-Banking Fund, Basic Materials Fund, Biotechnology Fund, Energy Services Fund, Technology Fund, Utilities Fund; May 21, 2001-Arktos Fund; May 22,2001-Leisure Fund; May 24, 2001-Internet Fund; May 29, 2001-Consumer Products Fund, Energy Fund; June 11, 2001-Transportation Fund; June 19, 2001-Health Care Fund; July 20, 2001-Financial Services Fund; July 23, 2001-Retailing Fund; July 27, 2001-Telecommunications; August 3, 2001-Electronics; October 1, 2001-Titan 500 Fund, Velocity 100 Fund, Medius Fund, Mekros Fund, Large-Cap Europe Fund, Large-Cap Japan Fund, and Real Estate Fund.

8. FEDERAL INCOME TAX INFORMATION

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, net operating losses not utilized during the current year, and differences in the treatment of certain notional principal contracts. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during 2001 was as follows:

                                         ORDINARY          LONG-TERM             TOTAL
FUND                                       INCOME       CAPITAL GAIN     DISTRIBUTIONS
----                                    ---------      -------------     -------------
U.S.Government Money Market Fund        1,461,686                  0         1,461,686
Nova Fund                               9,227,775                  0         9,227,775
Ursa Fund                               1,303,415                  0         1,303,415
OTC Fund                                        0                  0                 0
Arktos Fund                                     0                  0                 0
Titan 500 Fund                                  0                  0                 0
Velocity 100 Fund                               0                  0                 0
Medius Fund                                 3,967              7,346            11,313
Mekros Fund                                 3,736              8,258            11,994
U.S. Government Bond Fund                 160,924                  0           160,924
Large-Cap Europe Fund                           0                  0                 0
Large-Cap Japan Fund                            0                  0                 0
Banking Fund                                    0                  0                 0
Basic Materials Fund                            0                  0                 0
Biotechnology Fund                              0                  0                 0
Consumer Products Fund                          0                  0                 0
Electronics Fund                                0                  0                 0
Energy Fund                                     0                  0                 0
Energy Services Fund                            0                  0                 0
Financial Services Fund                         0                  0                 0
Health Care Fund                                0                  0                 0
Internet Fund                                   0                  0                 0
Leisure Fund                                    0                  0                 0
Precious Metals Fund                            0                  0                 0
Real Estate Fund                            1,578                  0             1,578
Retailing Fund                                  0                  0                 0
Technology Fund                                 0                  0                 0
Telecommunications Fund                         0                  0                 0
Transportation Fund                             0                  0                 0
Utilities Fund                                  0                  0                 0

The tax character of distributable earnings/(accumulated losses) at December 31, 2001 was a follows:

                                                                 NET
                   UNDISTRIBUTED    UNDISTRIBUTED         UNREALIZED             CAPITAL
                        ORDINARY         REALIZED      APPRECIATION/                LOSS
FUND                      INCOME             GAIN       DEPRECIATION        CARRYFORWARD
----               -------------    -------------      -------------        ------------
U.S. Government
  Money Market Fund       89,061                0                  0            (1,127)(2)
Nova Fund              2,528,913                0            731,831      (108,250,864)(4)
Ursa Fund                348,637                0           (174,504)       (4,404,275)(3)
OTC Fund                       0                0       (100,164,375)     (260,619,234)(4)
Arktos Fund              249,439                0                  0        (1,820,226)(1)
Titan 500 Fund             1,102            4,345                  0                 0
Velocity 100 Fund              0                0           (590,131)                0
Medius Fund               94,357           38,708             21,535                 0
Mekros Fund              180,469                0           (134,709)                0
U.S. Government
  Bond Fund                2,811                0           (243,242)       (1,353,989)(4)
Large-Cap Europe Fund     67,493                0                  0                 0
Large-Cap Japan Fund           0           10,147                  0                 0
Banking Fund              10,488                0            (96,389)          (32,506)(1)
Basic Materials Fund       6,585                0            (80,831)         (118,206)(1)
Biotechnology Fund         6,158                0            (97,024)                0
Consumer Products Fund     9,582                0             13,222                 0
Electronics Fund          20,087                0           (106,016)                0
Energy Fund                    0                0            (88,763)         (142,384)(1)
Energy Services Fund      99,830                0            (68,271)                0
Financial Services Fund   20,507                0             29,826                 0
Health Care Fund          13,492                0           (194,160)                0
Internet Fund                  0                0           (114,668)         (290,202)(1)
Leisure Fund                   0                0             (7,908)         (421,832)(1)
Precious Metals Fund           0                0           (779,548)       (1,606,125)(4)
Real Estate Fund           1,303              309              1,655                 0
Retailing Fund            47,670                0             55,909                 0
Technology Fund          185,003                0           (100,720)                0
Telecommunications Fund        0                0            (45,869)          (13,999)(1)
Transportation Fund            0                0              2,480            (1,877)(1)
Utilities Fund             3,534                0            (83,589)          (51,514)(1)

(1)  Expires in 2009
(2)  Expires in 2008
(3)  Expires in 2007
(4)  Nova Fund: $67,860,392 expires in 2008 and $40,390,472 expires in 2009
     OTC Fund: $79,883,109 expires in 2008 and $180,736,125 expires in 2009
     US Gov't Bond Fund: $9,898 expires in 2006, $798,692 expires in 2007, and $545,399 expires in 2009
     Precious Metals Fund: $568,292 expires in 2007, $948,398 expires in 2008, and $89,435 expires in 2009

TAX BASIS UNREALIZED GAIN (LOSS) ON INVESTMENTS AND DISTRIBUTIONS

At December 31, 2001, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                                 TAX               TAX              NET
                                              TAX         UNREALIZED        UNREALIZED       UNREALIZED
FUND                                         COST               GAIN            (LOSS)      GAIN (LOSS)
----                                  -----------         ----------      ------------     ------------
US Gov't Money Market Fund             84,332,189                  0                 0                0
Nova Fund                              64,142,911          1,313,870          (582,039)         731,831
Ursa Fund                              14,263,409                  0          (174,504)        (174,504)
OTC Fund                              265,104,403                  0      (100,164,375)    (100,164,375)
Arktos Fund                             3,292,145                  0                 0                0
Titan 500 Fund                            200,257                  0                 0                0
Velocity 100 Fund                         949,535                  0          (590,131)        (590,131)
Medius Fund                               710,521             22,162              (627)          21,535
Mekros Fund                             8,438,735                  0          (134,709)        (134,709)
US Gov't Bond Fund                      4,466,784                  0          (243,242)        (243,242)
Large-Cap Europe Fund                     296,317                  0                 0                0
Large-Cap Japan Fund                            0                  0                 0                0
Banking Fund                              717,571                  0           (96,389)         (96,389)
Basic Materials Fund                      997,205                  0           (80,831)         (80,831)
Biotechnology Fund                      2,048,328                  0           (97,024)         (97,024)
Consumer Products Fund                  1,297,598             21,204            (7,982)          13,222
Electronics Fund                        1,536,120                  0          (106,016)        (106,016)
Energy Fund                             2,273,544                  0           (88,763)         (88,763)
Energy Services Fund                    1,627,597                  0           (68,271)         (68,271)
Financial Services Fund                 2,582,062             41,620           (11,794)          29,826
Health Care Fund                        1,148,058                  0          (194,160)        (194,160)
Internet Fund                           1,019,432                  0          (114,668)        (114,668)
Leisure Fund                              809,445                  0            (7,908)          (7,908)
Precious Metals Fund                    1,674,192                  0          (779,548)        (779,548)
Real Estate Fund                          160,033              2,809            (1,154)           1,655
Retailing Fund                          1,942,588             60,656            (4,747)          55,909
Technology Fund                         1,306,550                  0          (100,720)        (100,720)
Telecommunications Fund                   444,321                  0           (45,869)         (45,869)
Transportation Fund                       518,196              2,480                 0            2,480
Utilities Fund                            981,788                  0           (83,589)         (83,589)

POST-OCTOBER LOSSES DEFERRED

Pursuant to federal income tax regulations applicable to investment companies, the funds have elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2001, $671, $14,593, and $2,720 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2002 for Mekros Fund, Large-Cap Europe Fund, and Large-Cap Japan Fund, respectively.

9. NET ASSETS

At December 31, 2001, net assets consisted of:

                                             U.S.
                                       GOVERNMENT
                                            MONEY
                                           MARKET               NOVA              URSA              OTC            ARKTOS
                                             FUND               FUND              FUND             FUND              FUND
                                     ------------      -------------      ------------    -------------       -----------
Paid-In-Capital                      $ 96,427,535      $ 165,931,544      $ 23,227,337    $ 525,402,493       $ 7,569,177
Undistributed Net Investment Income        89,061          2,528,913           348,637               --           249,439
Accumulated Net Realized
   Loss on Investments                     (1,127)      (109,065,554)       (4,285,817)    (391,975,229)       (1,821,217)
Net Unrealized Appreciation
   (Depreciation) on Investments,
   Options and Futures Contracts               --          1,546,521          (292,962)      31,191,620           (42,615)
                                     ------------      -------------      ------------    -------------       -----------
Net Assets                           $ 96,515,469      $  60,941,424      $ 18,997,195    $ 164,618,884       $ 5,954,784
                                     ============      =============      ============    =============       ===========
                                                                                                                     U.S.
                                                                                                               GOVERNMENT
                                        TITAN 500       VELOCITY 100            MEDIUS           MEKROS              BOND
                                             FUND               FUND              FUND             FUND              FUND
                                     ------------      -------------      ------------    -------------       -----------
Paid-In-Capital                      $    305,544      $   1,067,548      $    599,412    $   8,478,984       $ 6,115,436
Undistributed Net Investment
   Income                                      --                 --                --               --             2,811
Accumulated Net Realized
   Loss on Investments                    (10,083)          (544,015)          108,540           (3,697)       (1,654,618)
Net Unrealized Appreciation
   (Depreciation) on
   Investments, Options
   and Futures Contracts                   15,530            (46,116)           46,060           48,786            57,387
                                     ------------      -------------      ------------    -------------       -----------
Net Assets                           $    310,991      $     477,417      $    754,012    $   8,524,073       $ 4,521,016
                                     ============      =============      ============    =============       ===========
                                        LARGE-CAP          LARGE-CAP                              BASIC          BIOTECH-
                                           EUROPE              JAPAN           BANKING        MATERIALS            NOLOGY
                                             FUND               FUND              FUND             FUND              FUND
                                     ------------      -------------      ------------    -------------       -----------
Paid-In-Capital                      $  1,236,277      $     642,146      $    748,348    $   1,121,370       $ 2,049,899
Undistributed Net
   Investment Income (Loss)                  (516)            (2,623)           10,488            6,585                --
Accumulated Net Realized Gain
   (Loss) on Investments                   57,099             10,147          (171,096)        (306,485)         (243,859)
Net Unrealized Appreciation
   (Depreciation) on
   Investments, Options
   and Futures Contracts                   29,225             (6,915)           42,201          107,448           152,993
                                     ------------      -------------      ------------    -------------       -----------
Net Assets                           $  1,322,085      $     642,755      $    629,941    $     928,918       $ 1,959,033
                                     ============      =============      ============    =============       ===========


                                       140

                                         CONSUMER                                                ENERGY          FINANCIAL
                                         PRODUCTS        ELECTRONICS            ENERGY         SERVICES           SERVICES
                                             FUND               FUND              FUND             FUND               FUND
                                     ------------      -------------      ------------    -------------       ------------
Paid-In-Capital                      $  1,282,061      $   1,508,494      $  2,408,191    $   1,518,996       $  2,557,102
Undistributed Net
  Investment Income                         1,267                 --                --               --                 --
Accumulated Net Realized Loss
   on Investments                         (63,223)           (92,141)         (286,764)         (85,761)           (57,678)
Net Unrealized Appreciation
   on Investments,
Options and Futures
  Contracts                                84,760              6,212            55,617          117,320            108,011
                                     ------------      -------------      ------------    -------------       ------------
Net Assets                           $  1,304,865      $  1,422,565       $  2,177,044    $   1,550,555       $  2,607,435
                                     ============      ============       ============    =============       ============
                                           HEALTH                                              PRECIOUS               REAL
                                             CARE           INTERNET           LEISURE           METALS             ESTATE
                                             FUND               FUND              FUND             FUND               FUND
                                     ------------      -------------      ------------    -------------       ------------
Paid-In-Capital                      $  1,131,192      $   1,295,975      $  1,233,408    $   3,260,972       $    159,146
Undistributed Net
  Investment Gain                              --                 --                --               --                238
Accumulated Net Realized
  (Gain)Loss on Investments              (244,563)          (478,174)         (469,881)      (2,617,661)             1,612
Net Unrealized Appreciation
   on Investments,
Options and Futures
  Contracts                                63,895             73,304            40,141          231,988              1,417
                                     ------------      -------------      ------------    -------------       ------------
Net Assets                           $    950,524      $     891,105      $    803,668    $     875,299       $    162,413
                                     ============      =============      ============    =============       ============
                                                                            TELECOMMU-           TRANS-
                                        RETAILING         TECHNOLOGY         NICATIONS        PORTATION          UTILITIES
                                             FUND               FUND              FUND             FUND               FUND
                                     ------------      -------------      ------------    -------------       ------------
Paid-In-Capital                      $  1,890,548      $   1,131,819      $    466,554    $     521,403       $  1,039,970
Undistributed Net Investment
  Income                                       --                 --                --               --              3,534
Accumulated Net Realized
  Gain (Loss) on Investments                6,810            (19,946)          (85,597)         (56,977)          (163,802)
Net Unrealized Appreciation
  on Investments,
Options and Futures Contracts              96,769            104,229            25,729           57,580             28,699
                                     ------------      -------------      ------------    -------------       ------------
Net Assets                           $  1,994,127      $   1,216,102      $    406,686    $     522,006       $    908,401
                                     ============      =============      ============    =============       ============

10. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of shares. Transactions in shares for the year ended December 31, 2001 were:

                                             U.S.
                                       GOVERNMENT
                                            MONEY
                                           MARKET               NOVA              URSA              OTC             ARKTOS
                                             FUND               FUND              FUND             FUND              FUND*
                                     ------------        -----------       -----------      -----------          ---------
Shares Purchased                      937,833,385         45,650,726        54,808,157       19,820,254          4,307,782
Purchased through
  Dividend Reinvestment                 1,461,450          1,215,781                --               --                 --
                                     ------------        -----------       -----------      -----------         ----------
Total Purchased                       939,294,835         46,866,507        54,808,157       19,820,254          4,307,782
Shares Redeemed                      (882,272,591)       (52,672,793)      (57,017,283)     (27,121,586)        (4,105,810)
                                     ------------        -----------       -----------      -----------         ----------
  Net Change                           57,022,244         (5,806,286)       (2,209,126)      (7,301,332)           201,972
                                     ============        ===========       ===========      ===========         ==========
                                                                                                                      U.S.
                                                                                                                GOVERNMENT
                                        TITAN 500       VELOCITY 100            MEDIUS           MEKROS               BOND
                                            FUND*              FUND*             FUND*            FUND*               FUND
                                     ------------       ------------       -----------      -----------         ----------
Shares Purchased                          431,694          2,562,479           507,565        1,160,476          2,954,315
Purchased through
  Dividend Reinvestment                        --                 --               356              367             13,995
                                     ------------        -----------       -----------      -----------         ----------
Total Purchased                           431,694          2,562,479           507,921        1,160,843          2,968,310
Shares Redeemed                          (421,282)        (2,550,227)         (483,761)        (893,714)        (2,997,555)
                                     ------------        -----------       -----------      -----------         ----------
  Net Change                               10,412             12,252            24,160          267,129            (29,245)
                                     ============        ===========       ===========      ===========         ==========
                                        LARGE-CAP          LARGE-CAP                              BASIC           BIOTECH-
                                           EUROPE              JAPAN           BANKING        MATERIALS             NOLOGY
                                            FUND*              FUND*             FUND*            FUND*              FUND*
                                     ------------        -----------       -----------      -----------         ----------
Shares Purchased                          413,045          1,490,802           279,004          511,610            398,053
Purchased through
  Dividend Reinvestment                                           --                --               --                 --
                                     ------------        -----------       -----------      -----------         ----------
Total Purchased                           413,045          1,490,802           279,004          511,610            398,053
Shares Redeemed                          (365,843)        (1,461,466)         (254,013)        (473,246)          (318,656)
                                     ------------        -----------       -----------      -----------         ----------
  Net Change                               47,202             29,336            24,991           38,364             79,397
                                     ============        ===========       ===========      ===========         ==========
                                         CONSUMER              ELEC-                             ENERGY          FINANCIAL
                                         PRODUCTS            TRONICS            ENERGY         SERVICES           SERVICES
                                            FUND*              FUND*             FUND*            FUND*              FUND*
                                     ------------        -----------       -----------      -----------         ----------
Shares Purchased                          177,519            184,308           384,925        1,086,943            263,634
Purchased through
  Dividend Reinvestment                        --                 --                --               --                 --
                                     ------------        -----------       -----------      -----------         ----------
Total Purchased                           177,519            184,308           384,925        1,086,943            263,634
Shares Redeemed                          (125,976)          (115,383)         (281,740)        (999,547)          (154,519)
                                     ------------        -----------       -----------      -----------         ----------
  Net Change                               51,543             68,925           103,185           87,396            109,115


                                       142

                                           HEALTH                                              PRECIOUS               REAL
                                             CARE           INTERNET           LEISURE           METALS             ESTATE
                                            FUND*              FUND*             FUND*             FUND              FUND*
                                     ------------      -------------      ------------    -------------       ------------
Shares Purchased                          391,987            549,696           163,108        7,715,854              7,039
Purchased through
  Dividend Reinvestment                        --                 --                --               --                 61
                                     ------------      -------------      ------------    -------------       -----------
Total Purchased                           391,987            549,696           163,108        7,715,854              7,100
Shares Redeemed                          (352,078)          (493,167)         (118,670)      (8,325,767)              (798)
                                     ------------      -------------      ------------    -------------       ------------
  Net Change                               39,909             56,529            44,438         (609,913)             6,302
                                     ============      =============      ============    =============       ============
                                                                              TELECOM-           TRANS-
                                        RETAILING         TECHNOLOGY       MUNICATIONS        PORTATION          UTILITIES
                                            FUND*              FUND*             FUND*            FUND*              FUND*
                                     ------------      -------------      ------------    -------------       ------------
Shares Purchased                          248,625            345,807           230,043          106,404            201,192
Purchased through
  Dividend Reinvestment                        --                 --                --               --                 --
                                     ------------      -------------      ------------    -------------       ------------
Total Purchased                           248,625            345,807           230,043          106,404            201,192
Shares Redeemed                          (170,882)          (280,445)         (212,014)         (85,010)          (151,372)
                                     ------------      -------------      ------------    -------------       ------------
  Net Change                               77,743             65,362            18,029           21,394             49,820
                                     ============      =============      ============    =============       ============

* Since the commencement of Operations: May 2, 2001-Banking Fund, Basic Materials Fund, Biotechnology Fund, Energy Services Fund, Technology Fund. Utilities Fund: May 21, 2001-Arktos Fund; May 22, 2001-Leisure Fund; May 24, 2001-Internet Fund; May 29, 2001-Consumer Products Fund. Energy Fund; June 11, 2001-Transportation Fund and June 19, 2001-Health Care Fund.

Transactions in shares for the year ended December 31, 2000 were:

                                             U.S.
                                       GOVERNMENT
                                            MONEY
                                           MARKET               NOVA              URSA              OTC
                                             FUND               FUND              FUND             FUND
                                     ------------      -------------      ------------    -------------
Shares Purchased                      742,081,935         75,578,443       119,789,945       58,183,453
Purchased through
  Dividend Reinvestment                 3,047,612            926,136           202,050          803,495
                                     ------------      -------------      ------------    -------------
Total Purchased                       745,129,547         76,504,579       119,991,995       58,986,948
Shares Redeemed                      (805,032,255)       (68,670,608)     (120,801,031)     (50,256,130)
                                     ------------      -------------      ------------    -------------
  Net Change                          (59,902,708)         7,833,971          (809,036)       8,730,818
                                     ============      =============      ============    =============
                                             U.S.
                                       GOVERNMENT           PRECIOUS
                                             BOND             METALS
                                             FUND               FUND
                                     ------------      -------------
Shares Purchased                        1,645,686         11,874,381
Purchased through
  Dividend Reinvestment                     6,965                 --
                                     ------------      -------------
Total Purchased                         1,652,651         11,874,381
Shares Redeemed                        (1,339,797)       (12,373,487)
                                     ------------      -------------
  Net Change                              312,854           (499,106)
                                     ============      =============

Transactions in dollars for the year ended December 31, 2001 were:

                                             U.S.
                                       GOVERNMENT
                                            MONEY
                                           MARKET               NOVA              URSA              OTC             ARKTOS
                                             FUND               FUND              FUND             FUND              FUND*
                                     ------------      -------------      ------------    -------------       ------------
Shares Purchased                     $937,833,385      $ 515,564,539      $355,953,855    $ 361,652,675       $134,211,434
Purchased through
  Dividend Reinvestment                 1,461,450          9,227,775                --               --                 --
                                     ------------      -------------      ------------    -------------       ------------
Total Purchased                       939,294,835        524,792,314       355,953,855      361,652,675        134,211,434
Shares Redeemed                      (882,272,591)      (595,575,708)     (368,856,160)    (482,408,690)      (126,685,863)
                                     ------------      -------------      ------------    -------------       ------------
  Net Change                         $ 57,022,244      $ (70,783,394)     $(12,902,305)   $(120,756,015)      $  7,525,571
                                     ============      =============      ============    =============       ============
                                                                                                                      U.S.
                                                                                                                GOVERNMENT
                                        TITAN 500       VELOCITY 100            MEDIUS           MEKROS               BOND
                                            FUND*              FUND*             FUND*            FUND*               FUND
                                     ------------      -------------      ------------    -------------       ------------
Shares Purchased.                    $ 12,217,088      $ 102,187,273      $ 15,403,631    $  35,475,977       $ 34,019,063
Purchased through
  Dividend Reinvestment                       --                 --             11,313           11,994            160,884
                                     ------------      ------------       ------------    -------------       ------------
Total Purchased                        12,217,088        102,187,273        15,414,944       35,487,971         34,179,947
Shares Redeemed                       (11,911,544)      (103,171,975)      (14,815,532)     (27,008,987)       (33,875,892)
                                     ------------      -------------      ------------    -------------       ------------
  Net Change                         $    305,544      $    (984,702)     $    599,412    $   8,478,984       $    304,055
                                     ============      =============      ============    =============       ============
                                        LARGE-CAP          LARGE-CAP                              BASIC           BIOTECH-
                                           EUROPE              JAPAN           BANKING        MATERIALS             NOLOGY
                                            FUND*              FUND*             FUND*            FUND*              FUND*
                                     ------------      -------------      ------------    -------------       ------------
Shares Purchased.                    $ 11,167,879      $  35,017,468      $  7,045,968    $  12,388,457       $  9,749,735
Purchased through
  Dividend Reinvestment                        --                 --                --               --                 --
                                     ------------      -------------      ------------    -------------       ------------
Total Purchased                        11,167,879         35,017,468         7,045,968       12,388,457          9,749,735
Shares Redeemed                        (9,966,761)       (34,362,018)       (6,297,620)     (11,267,087)        (7,699,836)
                                     ------------      -------------      ------------    -------------       ------------
  Net Change                         $  1,201,118      $     655,450      $    748,348    $   1,121,370       $  2,049,899
                                     ============      =============      ============    =============       ============
                                         CONSUMER                                                ENERGY          FINANCIAL
                                         PRODUCTS        ELECTRONICS            ENERGY         SERVICES           SERVICES
                                            FUND*              FUND*             FUND*            FUND*              FUND*
                                     ------------      -------------      ------------    -------------       ------------
Shares Purchased.                    $  4,393,551      $   3,911,232      $  8,387,916    $  18,277,787       $  6,213,701
Purchased through
  Dividend Reinvestment                        --                 --                --               --                 --
                                     ------------      -------------      ------------    -------------       ------------
Total Purchased                         4,393,551          3,911,232         8,387,916       18,277,787          6,213,701
Shares Redeemed                        (3,111,490)        (2,402,738)       (5,976,934)     (16,758,791)        (3,656,599)
                                     ------------      -------------      ------------    -------------       ------------
  Net Change                         $  1,282,061      $   1,508,494      $  2,410,982    $   1,518,996       $  2,557,102
                                     ============      =============      ============    =============       ============


                                       144

                                           HEALTH                                              PRECIOUS               REAL
                                             CARE           INTERNET           LEISURE           METALS             ESTATE
                                            FUND*              FUND*             FUND*             FUND              FUND*
                                     ------------      -------------      ------------    -------------       ------------
Shares Purchased.                    $  9,463,583      $   8,967,831      $  3,246,344    $  37,542,074       $    178,312
Purchased through
  Dividend Reinvestment                        --                 --                --               --              1,578
                                     ------------      -------------      ------------    -------------       ------------
Total Purchased                         9,463,583          8,967,831         3,246,344       37,542,074            179,890
Shares Redeemed                        (8,332,391)        (7,666,907)       (2,006,626)     (39,388,158)           (20,744)
                                     ------------      -------------      ------------    -------------       ------------
  Net Change                         $  1,131,192      $   1,300,924      $  1,239,718    $  (1,846,084)      $    159,146
                                     ============      =============      ============    =============       ============
                                                                            TELECOMMU-           TRANS-
                                        RETAILING         TECHNOLOGY         NICATIONS        PORTATION          UTILITIES
                                            FUND*              FUND*             FUND*            FUND*              FUND*
                                     ------------      -------------      ------------    -------------       ------------
Shares Purchased.                    $  5,972,066      $   6,494,139      $  5,247,890    $   2,383,864       $  4,123,785
Purchased through
  Dividend Reinvestment                        --                 --                --               --                 --
                                     ------------      -------------      ------------    -------------       ------------
Total Purchased                         5,972,066          6,494,139         5,247,890        2,383,864          4,123,785
Shares Redeemed                        (4,081,518)        (5,362,320)       (4,779,002)      (1,861,161)        (3,083,815)
                                     ------------      -------------      ------------    -------------       ------------
  Net Change                         $  1,890,548      $   1,131,819      $    468,888    $     522,703       $  1,039,970
                                     ============      =============      ============    =============       ============

* Since the commencement of Operations: May 2, 2001-Banking Fund, Basic Materials Fund, Biotechnology Fund, Energy Services Fund, Technology Fund, Utilities Fund; May 21, 2001-Arktos Fund; May 22, 2001-Leisure Fund; May 24, 2001-Internet Fund; May 29, 2001-Consumer Products Fund, Energy Fund; June 11, 2001-Transportation Fund and June 19, 2001-Health Care Fund.

Transactions in dollars for the year ended December 31, 2000 were:

                                             U.S.
                                       GOVERNMENT
                                            MONEY
                                           MARKET               NOVA              URSA              OTC
                                             FUND               FUND              FUND             FUND
                                     ------------     --------------      ------------   --------------
Shares Purchased.                    $742,081,934     $1,295,398,508      $662,369,185   $2,171,778,168
Purchased through
  Dividend Reinvestment                 3,047,612         15,651,601         1,078,946       29,005,146
                                     ------------      -------------      ------------   --------------
Total Purchased                       745,129,546      1,311,050,109       663,448,131    2,200,783,314
Shares Redeemed                      (805,032,255)    (1,151,529,529)     (670,963,459)  (1,790,324,934)
                                     ------------     --------------      ------------   --------------
  Net Change                         $(59,902,709)     $ 159,520,580      $ (7,515,328)   $ 410,458,380
                                     ============     ==============      ============   ==============
                                             U.S.
                                       GOVERNMENT           PRECIOUS
                                             BOND             METALS
                                             FUND               FUND
                                     ------------      -------------
Shares Purchased                     $ 18,176,542      $  53,722,472
Purchased through
  Dividend Reinvestment                    77,030                 --
                                     ------------      -------------
Total Purchased                        18,253,572         53,722,472
Shares Redeemed                       (14,623,864)       (56,102,671)
                                     ------------      ------------
  Net Change                         $  3,629,708      $  (2,380,199)
                                     ============      =============

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders, of Rydex Variable Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Government Money Market Fund, Nova Fund, Ursa Fund, OTC Fund, Arktos Fund, Titan 500 Fund, Velocity 100 Fund, Medius Fund, Mekros Fund, U.S. Government Bond Fund, Large-Cap Europe Fund, Large-Cap Japan Fund, Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund, (constituting the Rydex Variable Trust, hereafter referred to as the "Funds") at December 31, 2001, the results of each of their operations for the period then ended, the changes in each of their net assets for the period then ended and the financial highlights for the periods ended December 31, 2001, December 31, 2000 and December 31, 1997, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended December 31, 1999 and December 31, 1998 were audited by other independent accountants whose report dated February 8, 2000 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 8, 2002

UNAUDITED INFORMATION
ON BOARD OF TRUSTEES

Each Fund is served by a separate Board of Trustees composed of six members. The membership of each Board is the same. There is no stated term of service, and Trustees continue to serve after election until resignation.

                                     POSITIONS HELD                 LENGTH OF SERVICE
NAME, AGE, AND ADDRESS                  WITH FUND                AS TRUSTEE (YEAR BEGAN)
----------------------              -----------------            -----------------------
Albert P. Viragh, Jr. (60)*       Chairman of the Board;        Rydex Series Funds -- 1993
9601 Blackwell Rd., Suite 500          President of            Rydex Variable Trust -- 1998
Rockville, MD 20850                Rydex Variable Trust         Rydex Dynamic Funds -- 1999

Corey A. Colehour (56)                                          Rydex Series Funds -- 1993
1489 W. Briarwood Ave.                   Trustee               Rydex Variable Trust -- 1998
Littleton, CO 80120                                             Rydex Dynamic Funds -- 1999

J. Kenneth Dalton (61)                                          Rydex Series Funds -- 1995
3613 Lands End                           Trustee               Rydex Variable Trust -- 1998
Fort Worth, TX 76109                                            Rydex Dynamic Funds -- 1999

John 0. Demaret (62)                                            Rydex Series Funds -- 1997
1415 Redbud Lane                         Trustee               Rydex Variable Trust -- 1998
Glenview, IL 60025                                              Rydex Dynamic Funds -- 1999

Patrick T. McCarville (59)                                      Rydex Series Funds -- 1997
3069 Plum Island Drive                   Trustee               Rydex Variable Trust -- 1998
Northbrook, IL 60062                                            Rydex Dynamic Funds -- 1999

Roger Somers (57)                                               Rydex Series Funds -- 1993
72 Sugar Maple Lane                      Trustee               Rydex Variable Trust -- 1998
Tinton Falls, NJ 07724                                          Rydex Dynamic Funds -- 1999

----------
* This trustee is deemed to be an "interested person" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information about Fund Trustees and can be obtained without charge by calling (800) 820-0888.

                                              NUMBER OF PORTFOLIOS
                                                 IN FUND COMPLEX
PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS            OVERSEEN        OTHER DIRECTORSHIPS
-----------------------------------------     --------------------   -------------------
Chairman of the Board of Directors,
President and Treasurer:
Rydex Fund Services, Inc.                             69                     None
Rydex Global Advisors, Inc.
Rydex Distributors, Inc.

Senior Vice President of Marketing/Co-Owner
Schield Management Company                            69                     None

Mortgage Banking Consultant and Investor
The Dalton Group                                      69                     None

Retired                                               69                     None

Founder and Chief Executive Officer
Par Industries, Inc.                                  69                     None

Owner
Arrow Limousine                                       69                     None

UNAUDITED TAX INFORMATION

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of difference in tax and financial reporting practices:

The Funds distributions to shareholders included:

                                                                        LARGE-CAP     REAL
                                    VELOCITY 100    MEDIUS    MEKROS       EUROPE   ESTATE
                                            FUND      FUND      FUND         FUND     FUND
                                    ------------   -------   -------    ---------   ------
From short-term capital gains:      $  1,451,762   $ 3,967   $ 3,736    $  27,141   $  443
From long-term capital gains,
  subject to the 20% rate
  gains category:                   $    600,488   $ 7,346   $ 8,258           --       --

A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL PROFESSIONALS AND SOPHISTICATED INVESTORS

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

[RYDEX FUNDS LOGO]
THE INDEX ALTERNATIVE(R)

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
www.rydexfunds.com                                          RFSSA-2-1/02